Unique ID Borrower  Original  State Note Date  Application  Occupancy  Purpose                QM Status    Overall  Fitch    Moody's  DBRS     S&P      Credit  Fitch   Moody's  DBRS    S&P     Credit Exceptions                                                                        Credit Exception                                                                   Credit Exception     Property  Fitch     Moody's   DBRS      S&P       Property         Property        Property       Compliance  Fitch       Moody's     DBRS        S&P         Compliance Exceptions                                                                        Compliance Exception Information                                                                        Compliance Exception                                                            Seller Response                                                                        Compensating  Subject to Disposition
          Name      Loan                       Date                                                        Grade    Overall  Overall  Overall  Overall  Grade   Credit  Credit   Credit  Credit                                                                                           Information                                                                        Comments             Grade     Property  Property  Property  Property  Exceptions       Exception       Exception      Grade       Compliance  Compliance  Compliance  Compliance                                                                                                                                                                                                       Comments                                                                                                                                                               Factors       Predatory
                    Amount                                                                                          Rating   Rating   Rating   Rating           Rating  Rating   Rating  Rating                                                                                                                                                                                                             Rating    Rating    Rating    Rating                     Information     Comments                   Rating      Rating      Rating      Rating                                                                                                                                                                                                                                                                                                                                                                                                - Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          to Test

243225149 XXX       $XXX      CA    1/XX/2007  1/XX/2007    Primary    Purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
243458613 XXX       $XXX      CA    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not                                                                                                           SELLER - GENERAL COMMENT (2016/XX/11): Not provided in trailing documents.      GENERAL COMMENT (2016/XX/11): Not provided in trailing documents.                                               -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provide FACTA Credit Score Disclosure.                                                                                                                                                               REVIEWER - GENERAL COMMENT (2016/XX/11): Not provided in trailing documents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     SELLER - GENERAL COMMENT (2016/XX/18): Multiple trailing documents provided.    GENERAL COMMENT (2016/XX/18): Multiple trailing documents provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     REVIEWER - GENERAL COMMENT (2016/XX/18): FACTA not provided in trailing documents. Unable to clear exception.
243291292 XXX       $XXX      CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:                                                                                                                                                                                                                                                                                                             -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Final TIL Finance Charge of $619,654.66 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $639,253.36 in the amount of $19,598.70.
243411169 XXX       $XXX      CA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] General - Final Title marked as missing                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business                                                                                                                                                                                                                                                                                                                -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
243249951 XXX       $XXX      CA    1/XX/2008  12/XX/2007   Primary    Refinance Rate/Term                 1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
243219413 XXX       $XXX      CO    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $838,041.07 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $838,586.34 in the amount of $545.27.
243414556 XXX       $XXX      GA    10/XX/2007 7/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Missing Document - Title: Evidence of title is missing                                                                                                                                                                                                                                         2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provide FACTA Credit Score Disclosure.
243163079 XXX       $XXX      IL    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Other
243376179 XXX       $XXX      MD    8/XX/2006  7/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Not Provided Prior to Closing: FACTA Disclosure                                                                                                                                                                                                                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Application Date: No evidence of application date located in file. Compliance tests were run using an application date of  7/XX/2006 which is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                30 days prior to the note date.
243321416 XXX       $XXX      MD    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Application Date: No evidence of application date located in file. Compliance tests were run using an application date of  7/XX/2005 which is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                30 days prior to the note date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
243844663 XXX       $XXX      AL    5/XX/2003  4/XX/2003    Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Debt Consolidation
243848880 XXX       $XXX      CA    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Valuation:                                        Missing appraisal required for FIRREA                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Application Date: No evidence of application date located in file. Compliance tests were run using an application date of 1/XX/2008 which is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                30 days prior to the note date.
243049221 XXX       $XXX      CA    2/XX/2008  1/XX/2008    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
243809    XXX       $X        CA    12/XX      12/XX        Primary    Refinance                           2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same                                                                                                                                                                                                                                                                                                               -
753                 XX              /2005      /2005                   Cash-out - Debt                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Lender
                                                                       Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                H-8 form was used, the H-9 form should have been used.
243342842 XXX       $XXX      FL    3/XX/2005  2/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing all loan applications.          Missing appraisal required for FIRREA                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Valuation:                                                                                                                                                                                                                                                                                                              provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Application Date: No evidence of application date located in file. Compliance tests were run using an application date of 2/XX/2005 which is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                30 days prior to the note date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
243319862 XXX       $XXX      FL    4/XX/2007  3/XX/2007    Primary    Purchase                            3        D        D        D        D                                                 [3] Application / Processing - Missing Valuation:                                        Missing appraisal required for FIRREA                                                                                                                                                                     3           D           D           D           D           [3] Closing / Title - (Doc Error) HUD Error: Contract sales price is blank.                  Closing / Title - (Doc Error) HUD Error: Contract sales price is blank.: There is no verification of                                                                                                                                                                                         No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1.  No document containing fees purchase price in the file.                                                                                                                                                                                                                                                                             Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Application Date: No evidence of application date located in file. Compliance tests were run using an application date of  3/XX/2007 which is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                30 days prior to the note date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
243875297 XXX       $XXX      GA    6/XX/2004  5/XX/2004    Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Other
243615303 XXX       $XXX      IL    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Valuation:                                        Missing appraisal required for FIRREA                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Application Date: No evidence of application date located in file. Compliance tests were run using an application date of  2/XX/2008 which is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                30 days prior to the note date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
243773633 XXX       $XXX      IL    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Valuation:                                        Missing appraisal required for FIRREA                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                        [3] Missing Document - Title: Evidence of title is missing                                                                                                                                                                                                                                                                                                     provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Application Date: No evidence of application date located in file. Compliance tests were run using an application date of 7/XX/2006 which is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                30 days prior to the note date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
243791762 XXX       $XXX      IL    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Application / Processing - Missing Valuation:                                        Missing appraisal required for FIRREA                                                                                                                                                                     3           D           D           D           D           [3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1.  No document containing fees                                                                                                                                                                                                                                                                                              Yes        TR
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                                                                                                                  Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Application Date: No evidence of application date located in file. Compliance tests were run using an application date of 4/XX/2007 which is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                30 days prior to the note date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Unable to test rescission due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
243557574 XXX       $XXX      IL    4/XX/2008  4/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Closing / Title - Title: Evidence of title is missing                                                                                                                                                                                                                                          2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                The H-8 form was used, the H-9 form should have been used.
243247066 XXX       $XXX      KS    5/XX/2007  4/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Affiliated Business Arrangement Disclosure.
243355905 XXX       $XXX      MA    5/XX/2006  4/XX/2006    Primary    Purchase                            1        A        A        A        A                                                 [3] Miscellaneous Compliance - Transaction Error: Cash back on a purchase transaction.                                                                                                                                                                                                             1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
243848320 XXX       $XXX      MD    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Missing Document - Title: Evidence of title is missing                                                                                                                                                                                                                                         2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Application Date: No evidence of application date located in file. Compliance tests were run using an application date of 3/XX/2008 which is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                30 days prior to the note date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Unable to test rescission due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
243625419 XXX       $XXX      MD    8/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] General - Final Title marked as missing                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business                                                                                                                                                                                                                                                                                                                -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Affiliated Business Arrangement Disclosure.
243252956 XXX       $XXX      MN    2/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] General - Final Title marked as missing                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       provide FACTA Credit Score Disclosure.
243338738 XXX       $XXX      MS    9/XX/2008  8/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not   State Compliance - Note Error: Note late charge percentage exceeds maximum per state: Late charge not   SELLER - GENERAL COMMENT (2016/XX/22): Received copy of note and addendums.     GENERAL COMMENT (2016/XX/22): Received copy of note and addendums.                                              -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       provide FACTA Credit Score Disclosure.                                                       allowed per state (MS) - max late charge for MS is 4% - note states 5%                                  REVIEWER - GENERAL COMMENT (2016/XX/22): Received copy of note and addendums,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state                                                                                                             reviewed however this doesn't resolve the max late charge for MS is 4% and the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                           note states 5%. Exception will remain.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
243439499 XXX       $XXX      NE    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] General - Final Title marked as missing                                                                                                                                 SELLER - GENERAL                                                                                                       2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not                                                                                                                                                                                           GENERAL COMMENT (2016/XX/11): A copy of the preliminary title report was provided on                            -
                                                                       Other                                                                                                                                                                                                                                                                                                 COMMENT                                                                                                                                                                            provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                               pages 87-95.
                                                                                                                                                                                                                                                                                                                                                                             (2016/XX/11): A copy                                                                                                                                                               [2] Federal Compliance - (Missing Data) Application Date: No evidence of application date
                                                                                                                                                                                                                                                                                                                                                                             of the preliminary                                                                                                                                                                 located in file. Compliance tests were run using an application date of 9/XX/2005 which is                                                                                                                                                                                           GENERAL COMMENT (2016/XX/22): A 98 page pdf was provided on 2/XX/16. Pages 90-98 were
                                                                                                                                                                                                                                                                                                                                                                             title report was                                                                                                                                                                   30 days prior to the note date.                                                                                                                                                                                                                                                      a copy of the title search report.
                                                                                                                                                                                                                                                                                                                                                                             provided on pages
                                                                                                                                                                                                                                                                                                                                                                             87-95.
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL
                                                                                                                                                                                                                                                                                                                                                                             COMMENT
                                                                                                                                                                                                                                                                                                                                                                             (2016/XX/11): the
                                                                                                                                                                                                                                                                                                                                                                             trailing document
                                                                                                                                                                                                                                                                                                                                                                             was only a
                                                                                                                                                                                                                                                                                                                                                                             preliminary title
                                                                                                                                                                                                                                                                                                                                                                             report and is not a
                                                                                                                                                                                                                                                                                                                                                                             final title. The
                                                                                                                                                                                                                                                                                                                                                                             condition cannot be
                                                                                                                                                                                                                                                                                                                                                                             cleared.
                                                                                                                                                                                                                                                                                                                                                                             SELLER - GENERAL
                                                                                                                                                                                                                                                                                                                                                                             COMMENT
                                                                                                                                                                                                                                                                                                                                                                             (2016/XX/22): A 98
                                                                                                                                                                                                                                                                                                                                                                             page pdf was
                                                                                                                                                                                                                                                                                                                                                                             provided on 2/XX/16.
                                                                                                                                                                                                                                                                                                                                                                             Pages 90-98 were a
                                                                                                                                                                                                                                                                                                                                                                             copy of the title
                                                                                                                                                                                                                                                                                                                                                                             search report.
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL
                                                                                                                                                                                                                                                                                                                                                                             COMMENT
                                                                                                                                                                                                                                                                                                                                                                             (2016/XX/22): The
                                                                                                                                                                                                                                                                                                                                                                             Title Search Report
                                                                                                                                                                                                                                                                                                                                                                             is not a Final Title
                                                                                                                                                                                                                                                                                                                                                                             Policy and does not
                                                                                                                                                                                                                                                                                                                                                                             satisfy the
                                                                                                                                                                                                                                                                                                                                                                             requirement for a
                                                                                                                                                                                                                                                                                                                                                                             Final Title Policy.
243089516 XXX       $XXX      NJ    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Application / Processing - Missing Valuation:                                        Missing appraisal required for FIRREA                                                                                                                                                                     3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage    State Compliance - New Jersey Home Loan (Late Charge): Late charge not allowed per state (NJ) - max                                                                                                                                                                                                     Late Charge
                                                                       Other                                                                                                                     [3] Closing / Title - Title: Evidence of title is missing                                                                                                                                                                                                                                                                                                      loan contains an impermissible late charge of greater than 5.0% or a grace period less than  late charge for NJ is 5% - note states 6%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Application Date: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                30 days prior to the note date.
243936802 XXX       $XXX      NJ    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                3        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    3           B           B           B           B           [3] Missing Document - Missing Document: Missing 1003 Initial - Lender's                                                                                                                                                                                                                                                                                                                             -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       [2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
243191724 XXX       $XXX      NY    2/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Other
243572394 XXX       $XXX      NY    12/XX/2007 12/XX/2007   Primary    Refinance Cash-out -                1        A        A        A        A                                                 [3] General - Final Title marked as missing                                              Short Form pg 1028 is missing all data pertaining to the loan (name, loan amt,                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Debt Consolidation                                                                                                                                                                                                 date, etc)
243295618 XXX       $XXX      OH    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
243168786 XXX       $XXX      OH    12/XX/2004 11/XX/2004   Primary    Refinance Rate/Term                 1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
243409909 XXX       $XXX      PA    4/XX/2004  3/XX/2004    Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Other
243914620 XXX       $XXX      TN    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] General - Final Title marked as missing                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Application Date: No evidence of application date located in file. Compliance tests were run using an application date of 8/XX/2007 which is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                30 days prior to the note date.
243321009 XXX       $XXX      TX    1/XX/2007  10/XX/2006   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $79,576.26 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $79,636.90 in the amount of $60.64.
243925715 XXX       $XXX      TX    8/XX/2007  6/XX/2007    Primary    Refinance Rate/Term                 3        B        B        B        B                                                 [3] General - Final Title marked as missing                                                                                                                                 SELLER - GENERAL                                                                                                       3           B           B           B           B           [3] Missing Document - Missing Document: Missing 1003 Initial - Lender's                                                                                                                             SELLER - GENERAL COMMENT (2016/XX/11): Final 1003                               GENERAL COMMENT (2016/XX/11): Final 1003                                                                        -
                                                                                                                                                                                                                                                                                                                                                                             COMMENT                                                                                                                                                                                                                                                                                                                                                                                 REVIEWER - GENERAL COMMENT (2016/XX/11): Initial 1003 not provided in trailing
                                                                                                                                                                                                                                                                                                                                                                             (2016/XX/11): Title                                                                                                                                                                                                                                                                                                                                                                     documents, exception remains.                                                   GENERAL COMMENT (2016/XX/11): Title not provided in trailing documents.
                                                                                                                                                                                                                                                                                                                                                                             not provided in
                                                                                                                                                                                                                                                                                                                                                                             trailing documents.
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL
                                                                                                                                                                                                                                                                                                                                                                             COMMENT
                                                                                                                                                                                                                                                                                                                                                                             (2016/XX/11): Title
                                                                                                                                                                                                                                                                                                                                                                             not provided in
                                                                                                                                                                                                                                                                                                                                                                             trailing documents.
                                                                                                                                                                                                                                                                                                                                                                             Exception remains.
243932029 XXX       $XXX      VA    2/XX/2005  12/XX/2004   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] General - Final Title marked as missing                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                        [3] Missing Document - Title: Evidence of title is missing                                                                                                                                                                                                                                                                                                     provide FACTA Credit Score Disclosure.
243087487 XXX       $XXX      WA    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] General - Final Title marked as missing                                              Missing appraisal required for FIRREA                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                                                                                                                                              provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Application Date: No evidence of application date located in file. Compliance tests were run using an application date of  3/XX/2008 which is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                30 days prior to the note date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
243576900 XXX       $XXX      OH    8/XX/2001  7/XX/2001    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] General - Final Title marked as missing                                                                                                                                                                                                                                                        2           B           B           B           B           [2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment    State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       penalty requirements                                                                         requirements: PPP Expired. Prepayment charge not allowed per Ohio - max prepayment charge for OH loan is 1% of original principal amount - note states 3%, 2%, 1%. Lender is XXX.
243748424 XXX       $XXX      GA    5/XX/2004  4/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Georgia Home Loan (Arbitration Clause): Georgia Home Loan: Mortgage                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       loan contains an unfair or oppressive arbitration clause.
243110807 XXX       $XXX      IL    11/XX/2004 10/XX/2004   Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Debt Consolidation
243348685 XXX       $XXX      GA    6/XX/2004  6/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Georgia Home Loan (Arbitration Clause): Georgia Home Loan: Mortgage                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       loan contains an unfair or oppressive arbitration clause.
243997206 XXX       $XXX      GA    9/XX/2003  8/XX/2003    Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Other
243013429 XXX       $XXX      CA    1/XX/2005  1/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] General - Final Title marked as missing                                              Appraisal is missing.                                                              SELLER - GENERAL                                                                                                       2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                                                                                                                                GENERAL COMMENT (2016/XX/27): Received HUD and RTC.                                                             -
                                                                       Debt Consolidation                                                                                                        [3] Appraisal Documentation - There is no valuation in the file that meets FIRREA                                                                                           COMMENT                                                                                                                                                                            requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                 requirements. Either there are no valuations or the valuation provided is missing key                                                                                       (2016/XX/27):                                                                                                                                                                      amount, whichever applies.
                                                                                                                                                                                                 data                                                                                                                                                                        Received HUD and
                                                                                                                                                                                                                                                                                                                                                                             RTC.
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL
                                                                                                                                                                                                                                                                                                                                                                             COMMENT
                                                                                                                                                                                                                                                                                                                                                                             (2016/XX/27):
                                                                                                                                                                                                                                                                                                                                                                             Received HUD and
                                                                                                                                                                                                                                                                                                                                                                             RTC. Nothing to
                                                                                                                                                                                                                                                                                                                                                                             clear exceptions
                                                                                                                                                                                                                                                                                                                                                                             remaining.
243072785 XXX       $XXX      SC    9/XX/2002  9/XX/2002    Primary    Refinance Rate/Term                 1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
243370776 XXX       $XXX      MI    10/XX/2005 9/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing all loan applications.                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                 [3] Appraisal Documentation - There is no valuation in the file that meets FIRREA                                                                                                                                                                                                                                                                              provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                 requirements. Either there are no valuations or the valuation provided is missing key                                                                                                                                                                                                                                                                          [2] Federal Compliance - (Missing Data) Application Date: No evidence of application date
                                                                                                                                                                                                 data                                                                                                                                                                                                                                                                                                                                                           located in file. Compliance tests were run using an application date of 9/XX/2005 which is
                                                                                                                                                                                                 [3] Closing / Title - Title: Evidence of title is missing                                                                                                                                                                                                                                                                                                      30 days prior to the note date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rights disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Counseling Notice not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
243279819 XXX       $XXX      MS    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [2] Closing / Title - Final Title Policy is missing.  No evidence of title was found in                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - (Missing Data) Application Date: No evidence of application date                                                                                                                                                                                                                                                                                                            -
                                                                       Other                                                                                                                     file.                                                                                                                                                                                                                                                                                                                                                          located in file. Compliance tests were run using an application date of 5/XX/2006 which is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                30 days prior to the note date.
243977830 XXX       $XXX      IN    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Other
243155031 XXX       $XXX      FL    9/XX/2007  8/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
243118382 XXX       $XXX      TN    9/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] General - Final Title marked as missing                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provide FACTA Credit Score Disclosure.
243049460 XXX       $XXX      WA    1/XX/2007  12/XX/2006   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing all loan applications.                                                                                                                                                                                                                    2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                 [3] Appraisal Documentation - There is no valuation in the file that meets FIRREA                                                                                                                                                                                                                                                                              requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                 requirements. Either there are no valuations or the valuation provided is missing key                                                                                                                                                                                                                                                                          amount, whichever applies.
                                                                                                                                                                                                 data                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Application Date: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                30 days prior to the note date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
243750836 XXX       $XXX      PA    12/XX/2007 11/XX/2007              Refinance Cash-out -                3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing all loan applications.          Pages 4-14 are not in the file.                                                    SELLER - GENERAL                                                                                                       3           D           D           D           D           [3] Loan File - (Missing Doc) Incomplete loan images/file                                    Loan File - (Missing Doc) Incomplete loan images/file: File only contains Note and a few pages of the                                                                                   GENERAL COMMENT (2016/XX/10): Received Security Instrument.                                          UTD        Indeterminable
                                                                       Other                                                                                                                     [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided  There are no appraisals in the file.                                               COMMENT                                                                                                                                                                            [3] Closing / Title - Missing Final HUD-1                                                    Mortgage. Insufficient documents to complete compliance.
                                                                                                                                                                                                 [3] Appraisal Documentation - There is no valuation in the file that meets FIRREA                                                                                           (2016/XX/10):                                                                                                                                                                      [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                                                                                                                 requirements. Either there are no valuations or the valuation provided is missing key                                                                                       Received Security                                                                                                                                                                  requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                 data                                                                                                                                                                        Instrument.                                                                                                                                                                        amount, whichever applies.
                                                                                                                                                                                                 [3] Closing / Title - Title: Evidence of title is missing                                                                                                                   REVIEWER - GENERAL                                                                                                                                                                 [2] Closing / Title - TILA - Final TIL Missing
                                                                                                                                                                                                                                                                                                                                                                             COMMENT
                                                                                                                                                                                                                                                                                                                                                                             (2016/XX/10):
                                                                                                                                                                                                                                                                                                                                                                             Received Security
                                                                                                                                                                                                                                                                                                                                                                             Instrument.  Still
                                                                                                                                                                                                                                                                                                                                                                             missing Pages 4-14,
                                                                                                                                                                                                                                                                                                                                                                             exception will
                                                                                                                                                                                                                                                                                                                                                                             remain.
243699748 XXX       $XXX      NH    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] General - Final Title marked as missing                                                                                                                                                                                                                                                        3           D           D           D           D           [3] Loan File - (Missing Doc) Incomplete loan images/file                                    Loan File - (Missing Doc) Incomplete loan images/file: File contains Note and Mortgage only.                                                                                                                                                                                                 UTD        Indeterminable
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing all loan applications.                                                                                                                                                                                                                                                                                [3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1.  No document containing fees Insufficient documents to complete compliance.
                                                                                                                                                                                                 [3] Appraisal Documentation - There is no valuation in the file that meets FIRREA                                                                                                                                                                                                                                                                              provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                 requirements. Either there are no valuations or the valuation provided is missing key                                                                                                                                                                                                                                                                          [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                                                                                                                 data                                                                                                                                                                                                                                                                                                                                                           requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                 [3] Closing / Title - Title: Evidence of title is missing                                                                                                                                                                                                                                                                                                      amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
243449045 XXX       $XXX      OH    8/XX/1999  7/XX/1999    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:     Federal Compliance - Final TIL Finance Charge Under Disclosed: Itemization of amount financed is not                                                                                                                                                                                                    -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Final TIL Finance Charge of $104,751.60 is underdisclosed from calculated Finance Charge of  present to determine underdisclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $104,823.45 in the amount of $71.85.
243841379 XXX       $XXX      AZ    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing all loan applications.                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Application Date: No evidence of application date                                                                                                                                                                                                                                                                                                            -
                                                                       Debt Consolidation                                                                                                        [3] Appraisal Documentation - There is no valuation in the file that meets FIRREA                                                                                                                                                                                                                                                                              located in file. Compliance tests were run using an application date of 9/XX/2005 which is
                                                                                                                                                                                                 requirements. Either there are no valuations or the valuation provided is missing key                                                                                                                                                                                                                                                                          30 days prior to the note date.
                                                                                                                                                                                                 data                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
243804152 XXX       $XXX      MA    12/XX/2006 12/XX/2006   Primary    Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Closing / Title - Missing Final HUD-1                                                                                                                                                            SELLER - GENERAL COMMENT (2016/XX/11): Final HUD not provided                   GENERAL COMMENT (2016/XX/11): Final HUD not provided                                                 Yes        TR
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         REVIEWER - GENERAL COMMENT (2016/XX/11): Final HUD not provided                                                                                                                                 Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (UAL State)
243723145 XXX       $XXX      UT    1/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] General - Final Title marked as missing                                                                                                                                 SELLER - GENERAL                                                                                                       2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not                                                                                                           SELLER - GENERAL COMMENT (2016/XX/13): FACTA disclosure is not provided         GENERAL COMMENT (2016/XX/13): FACTA disclosure is not provided                                                  -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                    COMMENT                                                                                                                                                                            provide FACTA Credit Score Disclosure.                                                                                                                                                               REVIEWER - GENERAL COMMENT (2016/XX/13): FACTA disclosure is not provided
                                                                                                                                                                                                                                                                                                                                                                             (2016/XX/13): Final                                                                                                                                                                                                                                                                                                                                                                                                                                                     GENERAL COMMENT (2016/XX/13): Final Title was not provided
                                                                                                                                                                                                                                                                                                                                                                             Title was not
                                                                                                                                                                                                                                                                                                                                                                             provided
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL
                                                                                                                                                                                                                                                                                                                                                                             COMMENT
                                                                                                                                                                                                                                                                                                                                                                             (2016/XX/13): Final
                                                                                                                                                                                                                                                                                                                                                                             Title was not
                                                                                                                                                                                                                                                                                                                                                                             provided
243972377 XXX       $XXX      IL    3/XX/2008  1/XX/2008    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] General - Final Title marked as missing                                              Title provided not our Borrower or address                                         SELLER - GENERAL                                                                                                       2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not                                                                                                                                                                                           GENERAL COMMENT (2016/XX/13): Title policy provided not Borrower or address                                     -
                                                                                                                                                                                                 [3] Closing / Title - Title: Evidence of title is missing                                                                                                                   COMMENT                                                                                                                                                                            provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                             (2016/XX/13): Title
                                                                                                                                                                                                                                                                                                                                                                             policy provided not
                                                                                                                                                                                                                                                                                                                                                                             Borrower or address
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL
                                                                                                                                                                                                                                                                                                                                                                             COMMENT
                                                                                                                                                                                                                                                                                                                                                                             (2016/XX/13): Title
                                                                                                                                                                                                                                                                                                                                                                             policy provided not
                                                                                                                                                                                                                                                                                                                                                                             Borrower or address
243039206 XXX       $XXX      FL    4/XX/2008  4/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] General - Final Title marked as missing                                              Appraisal is missing.                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of                                                                                                                                                                                                                                                                                                          -
                                                                       Other                                                                                                                     [3] Appraisal Documentation - There is no valuation in the file that meets FIRREA                                                                                                                                                                                                                                                                              Right to Cancel was not provided.
                                                                                                                                                                                                 requirements. Either there are no valuations or the valuation provided is missing key                                                                                                                                                                                                                                                                          [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                 data
                                                                                                                                                                                                 [3] Closing / Title - Title: Evidence of title is missing
243273384 XXX       $XXX      NJ    2/XX/2008  1/XX/2008                                                   3        D        D        D        D                                                 [3] General - Final Title marked as missing                                                                                                                                                                                                                                                        3           D           D           D           D           [3] Loan File - (Missing Doc) Incomplete loan images/file                                    Loan File - (Missing Doc) Incomplete loan images/file: File contains Note, Title and Mortgage only.                                                                                                                                                                                          UTD        Indeterminable
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Missing all loan applications.                                                                                                                                                                                                                                                                                [3] Closing / Title - Missing Final HUD-1                                                    Insufficient documentation to complete compliance testing.                                                                                                                                                                                                                                              (UAL State)
                                                                                                                                                                                                 [3] Appraisal Documentation - There is no valuation in the file that meets FIRREA                                                                                                                                                                                                                                                                              [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                                                                                                                 requirements. Either there are no valuations or the valuation provided is missing key                                                                                                                                                                                                                                                                          requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                 data                                                                                                                                                                                                                                                                                                                                                           amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - TILA - Final TIL Missing
243963965 XXX       $XXX      CA    3/XX/2008  2/XX/2008    Primary    Purchase                            3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Loan File - (Missing Doc) Incomplete loan images/file                                    Loan File - (Missing Doc) Incomplete loan images/file: Received Note and Security Agreement.                                                                                                                                                                                                 UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1.  No document containing fees Insufficient documents to complete compliance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Application Date: No evidence of application date located in file. Compliance tests were run using an application date of 2/XX/2008 which is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                30 days prior to the note date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
243849711 XXX       $XXX      NV    1/XX/2007  12/XX/2006   Primary    Refinance Rate/Term                 3        D        D        D        D                                                 [3] General - Final Title marked as missing                                                                                                                                                                                                                                                        3           D           D           D           D           [3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1.  No document containing fees                                                                                                                                                                                                                                                                                              Yes        TR
                                                                                                                                                                                                 [3] Appraisal Documentation - There is no valuation in the file that meets FIRREA                                                                                                                                                                                                                                                                              provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                                                                                                                  Indeterminable
                                                                                                                                                                                                 requirements. Either there are no valuations or the valuation provided is missing key                                                                                                                                                                                                                                                                          [2] Federal Compliance - (Missing Data) Application Date: No evidence of application date
                                                                                                                                                                                                 data                                                                                                                                                                                                                                                                                                                                                           located in file. Compliance tests were run using an application date of 12/XX/2006 which is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                30 days prior to the note date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
243645874 XXX       $XXX      NJ    9/XX/2004  8/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing all loan applications.                                                                                                                                                                                                                    2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                                                                                                                                                                                                                                                -
                                                                       Other                                                                                                                     [3] Appraisal Documentation - There is no valuation in the file that meets FIRREA                                                                                                                                                                                                                                                                              requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                 requirements. Either there are no valuations or the valuation provided is missing key                                                                                                                                                                                                                                                                          amount, whichever applies.
                                                                                                                                                                                                 data                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Application Date: No evidence of application date located in file. Compliance tests were run using an application date of 8/XX/2004 which is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                30 days prior to the note date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
243567084 XXX       $XXX      CA    4/XX/2005  3/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] General - Final Title marked as missing                                              Appraisal is missing.                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - (Missing Data) Application Date: No evidence of application date                                                                                                                                                                                                                                                                                                            -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: 1003 Final not provided                                                                                                                                                                                                                                                                                       located in file. Compliance tests were run using an application date of  3/XX/2005 which is
                                                                                                                                                                                                 [3] Appraisal Documentation - There is no valuation in the file that meets FIRREA                                                                                                                                                                                                                                                                              30 days prior to the note date.
                                                                                                                                                                                                 requirements. Either there are no valuations or the valuation provided is missing key                                                                                                                                                                                                                                                                          [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                 data                                                                                                                                                                                                                                                                                                                                                           Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
243293019 XXX       $XXX      MN                            Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] General - Final Title marked as missing                                                                                                                                                                                                                                                        3           D           D           D           D           [3] Loan File - (Missing Doc) Incomplete loan images/file                                    Loan File - (Missing Doc) Incomplete loan images/file: File contains Note, Mortgage, and Title                                                                                                                                                                                               UTD        TILA SOL Not
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing all loan applications.                                                                                                                                                                                                                                                                                [3] Closing / Title - Missing Document: Note - Subject Lien not provided                                                                                                                                                                                                                                                                                                                             Expired
                                                                                                                                                                                                 [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                                                                                                                                        [3] Closing / Title - TILA - Final TIL Missing
                                                                                                                                                                                                 [3] Appraisal Documentation - There is no valuation in the file that meets FIRREA                                                                                                                                                                                                                                                                              [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                                                                                                                 requirements. Either there are no valuations or the valuation provided is missing key                                                                                                                                                                                                                                                                          requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                 data                                                                                                                                                                                                                                                                                                                                                           amount, whichever applies.
                                                                                                                                                                                                 [3] Closing / Title - Title: Evidence of title is missing
243461627 XXX       $XXX      FL    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                1        A        A        A        A                                                 [3] General - Final Title marked as missing                                                                                                                                                                                                                                                        1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Debt Consolidation
243944161 XXX       $XXX      VA    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Appraisal Documentation - There is no valuation in the file that meets FIRREA                                                                                                                                                                                                                  2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests        State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     requirements. Either there are no valuations or the valuation provided is missing key                                                                                                                                                                                                                                                                          requiring an LTV were run off an assumed value of a contract sales price or original loan    requirements: Prepayment charge not allowed per state (VA) - max prepayment charge for VA is 2% -Note
                                                                                                                                                                                                 data                                                                                                                                                                                                                                                                                                                                                           amount, whichever applies.                                                                   states 3%, 2% and 1% declining.
                                                                                                                                                                                                 [3] Closing / Title - Title: Evidence of title is missing                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Application Date: No evidence of application date located in file. Compliance tests were run using an application date of 4/XX/2006 which is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                30 days prior to the note date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Without Notice): Virginia Mortgage Lender and Broker Act:  Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.
243691725 XXX       $XXX      FL    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Debt Consolidation
243222386 XXX       $XXX      LA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] General - Final Title marked as missing                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                        [3] Appraisal Documentation - There is no valuation in the file that meets FIRREA                                                                                                                                                                                                                                                                              provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                 requirements. Either there are no valuations or the valuation provided is missing key                                                                                                                                                                                                                                                                          [2] Federal Compliance - (Missing Data) Application Date: No evidence of application date
                                                                                                                                                                                                 data                                                                                                                                                                                                                                                                                                                                                           located in file. Compliance tests were run using an application date of 7/XX/2006 which is
                                                                                                                                                                                                 [3] Closing / Title - Title: Evidence of title is missing                                                                                                                                                                                                                                                                                                      30 days prior to the note date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
243067695 XXX       $XXX      MN    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] General - Final Title marked as missing                                                                                                                                                                                                                                                        2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                                                                                                                                                                                                                                                -
                                                                       Debt Consolidation                                                                                                        [3] Application / Processing - Missing Document: Missing all loan applications.                                                                                                                                                                                                                                                                                requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                 [3] Appraisal Documentation - There is no valuation in the file that meets FIRREA                                                                                                                                                                                                                                                                              amount, whichever applies.
                                                                                                                                                                                                 requirements. Either there are no valuations or the valuation provided is missing key                                                                                                                                                                                                                                                                          [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                 data                                                                                                                                                                                                                                                                                                                                                           provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                 [3] Closing / Title - Title: Evidence of title is missing                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - (Missing Data) Application Date: No evidence of application date located in file. Compliance tests were run using an application date of 1/XX/2007 which is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                30 days prior to the note date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
243645502 XXX       $XXX      AZ    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       provide FACTA Credit Score Disclosure.
243439022 XXX       $XXX      VA    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] General - Final Title marked as missing                                              There is no appraisal in the file.                                                                                                                                                                        2           B           B           B           B           [2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment    State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                        [3] Appraisal Documentation - There is no valuation in the file that meets FIRREA                                                                                                                                                                                                                                                                              penalty requirements                                                                         requirements: Prepayment charge not allowed per state (VA) - max prepayment charge for VA is 2% - note
                                                                                                                                                                                                 requirements. Either there are no valuations or the valuation provided is missing key                                                                                                                                                                                                                                                                          [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business        states 3%, 2% and 1% declining.
                                                                                                                                                                                                 data                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
243880844 XXX       $XXX      NV    10/XX/2007 8/XX/2007    Primary    Refinance Cash-out -                1        A        A        A        A                                                 [3] Appraisal Documentation - There is no valuation in the file that meets FIRREA                                                                                                                                                                                                                  1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Other                                                                                                                     requirements. Either there are no valuations or the valuation provided is missing key data
243150012 XXX       $XXX      WI    4/XX/2008  3/XX/2008    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] General - Final Title marked as missing                                              Appraisal missing from file.                                                                                                                                                                              2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                 [3] Appraisal Documentation - There is no valuation in the file that meets FIRREA                                                                                                                                                                                                                                                                              provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                 requirements. Either there are no valuations or the valuation provided is missing key data
243160949 XXX       $XXX      KY    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [2] Closing / Title - Final Title Policy is missing.  No evidence of title was found in                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - (Missing Data) Application Date: No evidence of application date                                                                                                                                                                                                                                                                                                            -
                                                                       Other                                                                                                                     file.                                                                                                                                                                                                                                                                                                                                                          located in file. Compliance tests were run using an application date of 2/XX/2007 which is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                30 days prior to the note date.
243602103 XXX       $XXX      NC    2/XX/2007  11/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provide FACTA Credit Score Disclosure.
243856902 XXX       $XXX      FL    3/XX/2007  3/XX/2007    Primary    Purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
243737221 XXX       $XXX      WI    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Not Provided Prior to Closing: FACTA Disclosure                                                                                                                                                                                                                                                                                                            -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
243366583 XXX       $XXX      MI    8/XX/2007  7/XX/2007    Primary    Refinance Rate/Term                 1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
243046632 XXX       $XXX      WI    10/XX/2007 8/XX/2007    Primary    Refinance Cash-out -                1        A        A        A        A                                                 [3] General - Final Title marked as missing                                                                                                                                                                                                                                                        1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Other
243183612 XXX       $XXX      VA    10/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Other
243692753 XXX       $XXX      OK    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] General - Final Title marked as missing                                              Commitment contains Schedule A only                                                                                                                                                                       2           B           B           B           B           [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                                                                                                                                                                                                                                            -
                                                                       Debt Consolidation                                                                                                        [3] Closing / Title - Title: Evidence of title is missing                                                                                                                                                                                                                                                                                                      Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Rescind
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                occurs prior to expected date(s).
243766740 XXX       $XXX      CO    9/XX/2005  9/XX/2005    Primary    Refinance Cash-out -                1        A        A        A        A                                                 [3] General - Final Title marked as missing                                                                                                                                                                                                                                                        1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Debt Consolidation
243531155 XXX       $XXX      WV    5/XX/2004  3/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:     Federal Compliance - Final TIL Finance Charge Under Disclosed: Finance charges under disclosed by                                                                                                                                                                                                       -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Final TIL Finance Charge of $125,169.25 is underdisclosed from calculated Finance Charge of  $44.13 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $125,213.38 in the amount of $44.13.                                                         due to missing itemization of amount financed.
243777446 XXX       $XXX      TX    11/XX/2005 10/XX/2005   Investment Refinance Cash-out -                3        B        B        B        B                                                 [3] General - Final Title marked as missing                                              Valuation in file is missing the Rental Market Analysis and the Operating Income                                                                                                                          3           B           B           B           B           [3] Missing Document - Missing Document: Missing 1003 Initial - Lender's                     Missing Document - Missing Document: Missing 1003 Initial - Lender's: Compliance testing completed for                                                                                                                                                                                                  -
                                                                       Other                                                                                                                     [3] Appraisal Documentation - There is no valuation in the file that meets FIRREA        Schedule.                                                                                                                                                                                                                                                             [2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state     6 months prior to Note Date.
                                                                                                                                                                                                 requirements. Either there are no valuations or the valuation provided is missing key                                                                                                                                                                                                                                                                                                                                                                       State Compliance - Note Error: Note late charge percentage exceeds maximum per state: Late charge not
                                                                                                                                                                                                 data                                                                                                                                                                                                                                                                                                                                                                                                                                                        allowed per state of TX - max late charge for TX is  5% - note states  6%.
243954306 XXX       $XXX      IA    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Home Improvement
243281498 XXX       $XXX      IL    9/XX/2006  9/XX/2006    Primary    Refinance Rate/Term                 1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
243862894 XXX       $XXX      IL    1/XX/2004  11/XX/2003   Primary    Purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
243455335 XXX       $XXX      MD    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                               -
                                                                       Home Improvement                                                                                                                                                                                                                                                                                                                                                                                                                                                                         program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
243124444 XXX       $XXX      CA    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:     Federal Compliance - Final TIL Finance Charge Under Disclosed: Lender's approval indicates the Index                                                                                                                                                                                                    -
                                                                       Other                                                                                                                     [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                                                                             Final TIL Finance Charge of $573,500.51 is underdisclosed from calculated Finance Charge of  used was 2.52%. The lowest Index available within the look-back period is 2.7%.
                                                                                                                                                                                                 contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                     $591,634.77 in the amount of $18,134.26.
243268143 XXX       $XXX      FL    5/XX/2001  4/XX/2001    Primary    Refinance Rate/Term                 3        C        C        C        C                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                3           C           C           C           C           [3] Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than final TIL                                                                                                                                                                                                                                                                                                  Tested     TR Tested
                                                                                                                                                                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                                                                             signature date.
                                                                                                                                                                                                 contain the following clauses:: Mortgagors requirement to maintain adequate insurance at                                                                                                                                                                                                                                                                       [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                 the mortgagor's own expense, Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                        Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on  5/XX/2001, prior to three (3) business days from transaction date of  5/XX/2001.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
243502807 XXX       $XXX      FL    9/XX/2000  9/XX/2000    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 9/XX/2000, prior to three (3) business days from transaction date of 9/XX/2000.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
243413860 XXX       $XXX      OH    11/XX/2000 10/XX/2000   Primary    Refinance Rate/Term                 3        C        C        C        C                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                3           C           C           C           C           [3] Closing / Title - (Doc Error) HUD Error: Disbursement date is blank.                                                                                                                                                                                                                                                                                                                  Tested     TR Tested
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Unable to test rescission due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disbursement Date: Unable to test RTC expiration date due to missing information.
243181308 XXX       $XXX      NC    4/XX/2001  3/XX/2001    Investment Refinance Rate/Term                 2        B        B        B        B                                                 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard                                                                                                                                                                                                           2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                 Due on Sale clause.
243981006 XXX       $XXX      IN    9/XX/2000  8/XX/2000    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard                                                                                                                                                                                                           2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                 Due on Sale clause.                                                                                                                                                                                                                                                                                                                                            [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/XX/2000.
243235357 XXX       $XXX      PA    11/XX/2001 10/XX/2001   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                 2           B           B           B           B           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:     Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a tax                                                                                                                                                                                                   -
                                                                                                                                                                                                 contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                     Final TIL Finance Charge of $154,675.75 is underdisclosed from calculated Finance Charge of  service fee of $62 as a prepaid finance charge.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $154,742.42 in the amount of $66.67.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Model Form for a refinance by a creditor that is not considered the original creditor. The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                H-9 form was used, the H-8 form should have been used.
243032139 XXX       $XXX      CA    8/XX/2005  8/XX/2005    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/XX/2005.
243384969 XXX       $XXX      CA    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains                                                                                                            REVIEWER - GENERAL COMMENT (2017/XX/26): Loan application provided is the                                                                                                                       -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    ARM Disclosure due to missing information.                                                                                                                                                           broker's 1003, have not received the lender's 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:                                                                                                              REVIEWER - GENERAL COMMENT (2017/XX/26): Loan application provided is the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                                                                         broker's 1003, have not received the lender's 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/XX/2006.
243338640 XXX       $XXX      MD    8/XX/2006  7/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [2] Closing / Title - Final Title Policy is missing.  No evidence of title was found in                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing                                                                                                           REVIEWER - GENERAL COMMENT (2017/XX/30): Final 1003 provided with trailing                                                                                                                      -
                                                                                                                                                                                                 file.                                                                                                                                                                                                                                                                                                                                                          requirements due to missing Initial Loan Application Date.                                                                                                                                           documents.  Initial 1003 not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/XX/2006.
243851947 XXX       $XXX      NY    9/XX/2006  8/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan                                                                                                               REVIEWER - GENERAL COMMENT (2017/XX/26): 1003 provided is the lender's final                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                program disclosure not provided to the borrower.                                                                                                                                                     1003, still missing the lender's initial 1003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:                                                                                                              REVIEWER - GENERAL COMMENT (2017/XX/26): Loan application provided is the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                                                                         broker's 1003, have not received the lender's 1003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  8/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/XX/2006.
243845854 XXX       $XXX      TX    2/XX/2007  1/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
243528764 XXX       $XXX      CT    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                                                                                                                                       -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  1/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  8/XX/2006.
243626662 XXX       $XXX      GA    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                                                                                                                                                                                                                                                -
                                                                       Debt Consolidation                                                                                                        [3] Closing / Title - Title: Evidence of title is missing                                                                                                                                                                                                                                                                                                      requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
243109889 XXX       $XXX      KY    1/XX/1998  12/XX/1997   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:                                                                                                                                                                                                                                                                                                             -
                                                                       Other                                                                                                                     [2] Closing / Title - Final Title Policy is missing.  No evidence of title was found in                                                                                                                                                                                                                                                                        Final TIL Finance Charge of $111,708.96 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                 file.                                                                                                                                                                                                                                                                                                                                                          $112,263.78 in the amount of $554.82.
243993897 XXX       $XXX      MO    2/XX/2001  11/XX/2000   Primary    Purchase                            2        B        B        B        B                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                 2           B           B           B           B           [2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In                                                                                                                                                                                                                                                                                                         -
                                                                                                                                                                                                 contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                     Lending Act:  Final TIL APR of 16.40000% is underdisclosed from calculated APR of 17.01620%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                outside of 0.125% tolerance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $128,647.18 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $129,722.90 in the amount of $1,075.72.
243677027 XXX       $XXX      TX    11/XX/1999 7/XX/1999    Primary    Purchase                            1        A        A        A        A                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                 [2] Closing / Title - Final Title Policy is missing.  No evidence of title was found in file.
243484264 XXX       $XXX      MI    5/XX/2005  3/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rights disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Counseling Notice not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
243177226 XXX       $XXX      IA    10/XX/2000 9/XX/2000    Primary    Refinance Rate/Term                 1        A        A        A        A                                                 [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
243871857 XXX       $XXX      OH    4/XX/1999  3/XX/1999    Primary    Refinance Rate/Term                 3        C        C        C        C                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                3           C           C           C           C           [3] Closing / Title - (Doc Error) HUD Error: Disbursement date is blank.                                                                                                                                                                                                                                                                                                                  Tested     TR Tested
                                                                                                                                                                                                 [3] Closing / Title - Title: Evidence of title is missing                                                                                                                                                                                                                                                                                                      [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                                                                             [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                                                 contain the following clauses:: Due On Sale Clause, Homestead Exemption Waiver                                                                                                                                                                                                                                                                                 date located in file.  Compliance tests were run using an application date of 3/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/1998.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Unable to test rescission due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Model Form for a refinance by a creditor that is not considered the original creditor. The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                H-9 form was used, the H-8 form should have been used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disbursement Date: Unable to test RTC expiration date due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
243478022 XXX       $XXX      TN    11/XX/1999 10/XX/1999   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                          Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose an                                                                                                                                                                                                      -
                                                                       Debt Consolidation                                                                                                        [3] Closing / Title - Title: Evidence of title is missing                                                                                                                                                                                                                                                                                                      [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               attorney fee of $175 and an origination fee of $343.12 as prepaid finance charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/XX/1999.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lending Act:  Final TIL APR of 13.25000% is underdisclosed from calculated APR of 13.44516%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                outside of 0.125% tolerance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $67,772.60 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $68,292.72 in the amount of $520.12.
243550104 XXX       $XXX      FL    3/XX/2004  2/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                                                                                                                                                                                                                                                -
                                                                       Other                                                                                                                     [3] Closing / Title - Title: Evidence of title is missing                                                                                                                                                                                                                                                                                                      requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Model Form for a refinance by a creditor that is not considered the original creditor. The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                H-9 form was used, the H-8 form should have been used.
243713602 XXX       $XXX      OH    12/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
243706987 XXX       $XXX      MD    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Closing / Title - Title: Evidence of title is missing                                                                                                                   REVIEWER - GENERAL                                                                                                     2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                -
                                                                       Other                                                                                                                                                                                                                                                                                                 COMMENT                                                                                                                                                                            Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time
                                                                                                                                                                                                                                                                                                                                                                             (2017/XX/31): Title                                                                                                                                                                after using credit score.
                                                                                                                                                                                                                                                                                                                                                                             provided with
                                                                                                                                                                                                                                                                                                                                                                             trailing documents.
243609608 XXX       $XXX      CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains    Federal Compliance - ARM Disclosure Status: The ARM disclosure is not dated/signed.                                                                                                                                                                                                                     -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    ARM Disclosure due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
243992986 XXX       $XXX      MO    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same                                                                                                                                                                                                                                                                                                               -
                                                                       Home Improvement                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                H-8 form was used, the H-9 form should have been used.
243342767 XXX       $XXX      CA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                                                                                                                                       -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
243939094 XXX       $XXX      CA    1/XX/2008  12/XX/2007   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing                                                                                                           REVIEWER - GENERAL COMMENT (2017/XX/31): Trailing documents contained final                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                requirements due to missing Initial Loan Application Date.                                                                                                                                           1003.  Images missing Lender's initial 1003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
243820114 XXX       $XXX      CA    9/XX/2008  8/XX/2008    Investment Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                  REVIEWER - GENERAL COMMENT (2017/XX/31): Unable to clear- application provided                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                                       is the brokers final 1003; File is missing the lenders initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/XX/2008.
243238514 XXX       $XXX      FL    9/XX/2008  8/XX/2008    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                                       REVIEWER - GENERAL COMMENT (2017/XX/31): Unable to clear- application provided                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                           is the brokers final 1003; File is missing the lenders initial 1003 date located in file.  Compliance tests were run using an application date of 8/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  8/XX/2008.
243706511 XXX       $XXX      TX    12/XX/2003 11/XX/2003   Investment Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Debt Consolidation
243472541 XXX       $XXX      MA    1/XX/2004  12/XX/2003   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                               -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/XX/2003.
243758793 XXX       $XXX      CT    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                                                                                                                                       -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
243618721 XXX       $XXX      IN    9/XX/2000  9/XX/2000    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [2] Closing / Title - Final Title Policy is missing.  No evidence of title was found in                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to                                                                                                                                                                                                                                                                                                            -
                                                                       Debt Consolidation                                                                                                        file.                                                                                                                                                                                                                                                                                                                                                          Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
243010332 XXX       $XXX      KY    12/XX/2000 11/XX/2000   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                                                                                                                                       -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/XX/2000.
243206987 XXX       $XXX      CA    5/XX/2007  4/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
243376189 XXX       $XXX      PA    4/XX/2008  4/XX/2008    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                 [2] Miscellaneous Compliance - Loan has been identified as FHA/VA                                                                                                                                                                                                                                                                                              provide FACTA Credit Score Disclosure.
243496836 XXX       $XXX      CA    3/XX/1997  2/XX/1997    Primary    Purchase                            3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Financing Agreement Used For Fee Testing:     Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose                                                                                                                                                                                              No         TNR Testing Not
                                                                                                                                                                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                                                                             Missing Final HUD-1: Financing Agreement used for any applicable Federal, State or Local     $1,972.71 (un-itemized) charge for Settlement and Title Fees as a prepaid finance charge.                                                                                                                                                                                                               Required
                                                                                                                                                                                                 contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                     compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 03/XX/1997 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/1996.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL APR of 8.08000% is underdisclosed from calculated APR of 8.38383% outside of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                0.125% tolerance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $120,415.41 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $122,385.50 in the amount of $1,970.09.
243093084 XXX       $XXX      NM    10/XX/1996 9/XX/1996    Primary    Purchase                            2        B        B        B        B                                                 [2] Closing / Title - Final Title Policy is missing.  No evidence of title was found in                                                                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests        Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose the                                                                                                                                                                                                     -
                                                                                                                                                                                                 file.                                                                                                                                                                                                                                                                                                                                                          requiring an LTV were run off an assumed value of a contract sales price or original loan    service contract fee of $473, or settlement / closing fee of $265.78, and recording service fee for $15
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                amount, whichever applies.                                                                   as prepaid finance charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/1996 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/1996.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lending Act:  Final TIL APR of 8.71000% is underdisclosed from calculated APR of 8.95167%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                outside of 0.125% tolerance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $65,325.16 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $66,083.57 in the amount of $758.41.
243350513 XXX       $XXX      VA    9/XX/1994  6/XX/1994    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                 [2] Closing / Title - Final Title Policy is missing.  No evidence of title was found in                                                                                                                                                                                                                                                                        requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                 file.                                                                                                                                                                                                                                                                                                                                                          amount, whichever applies.
243017300 XXX       $XXX      GA    4/XX/1997  2/XX/1997    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
243460365 XXX       $XXX      OH    8/XX/1997  6/XX/1997    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                            -
                                                                                                                                                                                                 [2] Closing / Title - Final Title Policy is missing.  No evidence of title was found in                                                                                                                                                                                                                                                                        program disclosure does not match terms of loan.
                                                                                                                                                                                                 file.                                                                                                                                                                                                                                                                                                                                                          [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                in Lending Act: Final TIL was not provided to the borrower by closing.
243571921 XXX       $XXX      IN    6/XX/1997  5/XX/1997    Primary    Purchase                            3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Financing Agreement Used For Fee Testing:                                                                                                                                                                                                                                                                                                  No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Missing Final HUD-1: Financing Agreement used for any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                             Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 06/XX/1997 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/1996.
243971171 XXX       $XXX      VA    7/XX/1996  6/XX/1996    Primary    Purchase                            3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Financing Agreement Used For Fee Testing:     Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not include the $800                                                                                                                                                                                      No         TNR Testing Not
                                                                                                                                                                                                 [3] Closing / Title - Title: Evidence of title is missing                                                                                                                                                                                                                                                                                                      Missing Final HUD-1: Financing Agreement used for any applicable Federal, State or Local     closing fee as a prepaid finance charge.                                                                                                                                                                                                                                                                Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/1996 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/1996.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lending Act:  Final TIL APR of 11.00000% is underdisclosed from calculated APR of 11.24440%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                outside of 0.125% tolerance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $101,852.80 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $102,634.85 in the amount of $782.05.
243648857 XXX       $XXX      VA    8/XX/1996  3/XX/1996    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests        General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                requiring an LTV were run off an assumed value of a contract sales price or original loan    run off an assumed value of a contract sales price or original loan amount, whichever applies.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                amount, whichever applies.                                                                   Appraisal not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                          Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:     attorney fee of $325.00 as prepaid finance charge.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $114,693.85 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $115,027.07 in the amount of $333.22.
243943973 XXX       $XXX      ME    7/XX/1997  6/XX/1997    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                               -
                                                                                                                                                                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                                                                             program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                 contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                     [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
243565112 XXX       $XXX      GA    1/XX/1997  11/XX/1996   Primary    Purchase                            3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                      Missing Final 1003                                                                                                                                                                                        3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Financing Agreement Used For Fee Testing:     Federal Compliance - Final TIL Finance Charge Under Disclosed: Itemization did not disclose a breakdown                                                                                                                                                                                      No         TNR Testing Not
                                                                                                                                                                                                 [3] Closing / Title - Title: Evidence of title is missing                                                                                                                                                                                                                                                                                                      Missing Final HUD-1: Financing Agreement used for any applicable Federal, State or Local     of title fees in the amount of $1369.43.                                                                                                                                                                                                                                                                Required
                                                                                                                                                                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                                                                             compliance testing.                                                                          Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Deed dated
                                                                                                                                                                                                 contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests        12/XX/1996; TIL signed 1/XX/1997
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/1996 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/1996.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lending Act:  Final TIL APR of 10.23000% is underdisclosed from calculated APR of 10.52849%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                outside of 0.125% tolerance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $130,099.19 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $131,484.01 in the amount of $1,384.82.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                in Lending Act: Final TIL was not provided to the borrower by closing.
243661122 XXX       $XXX      SC    6/XX/1998  2/XX/1998    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests        Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure due to TIL itemization                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                requiring an LTV were run off an assumed value of a contract sales price or original loan    did not disclose an Attorney closing fee of $475 as a prepaid finance charge.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $117,142.59 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $117,633.59 in the amount of $491.00.
243478041 XXX       $XXX      FL    10/XX/1998 9/XX/1998    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
243855406 XXX       $XXX      SC    10/XX/1996 2/XX/1996    Primary    Purchase                            3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Financing Agreement Used For Fee Testing:                                                                                                                                                                                                                                                                                                  No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Missing Final HUD-1: Financing Agreement used for any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                             Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
243225763 XXX       $XXX      ME    7/XX/1998  12/XX/1997   Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
243633176 XXX       $XXX      NJ    2/XX/2000  1/XX/2000    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [2] Closing / Title - Final Title Policy is missing.  No evidence of title was found in                                                                                                                                                                                                            2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                 file.                                                                                                                                                                                                                                                                                                                                                          [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/XX/1999.
243990495 XXX       $XXX      ME    9/XX/2008  6/XX/2008    Primary    Purchase                            1        A        A        A        A                                                 [2] Miscellaneous Compliance - Loan has been identified as FHA/VA                                                                                                                                                                                                                                  1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
243848912 XXX       $XXX      SC    10/XX/1999 9/XX/1999    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                 2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                        contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                     disbursement date not found in file. Security Instrument Notary Date of 10/XX/1999 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/1999.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/1999, prior to three (3) business days from transaction date of 10/XX/1999.
243172051 XXX       $XXX      GA    11/XX/2003 10/XX/2003   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
243394181 XXX       $XXX      AL    8/XX/2004  6/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
243215008 XXX       $XXX      OH    11/XX/2003 10/XX/2003   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
243301826 XXX       $XXX      CT    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application   Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose the                                                                                                                                                                                                     -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       date located in file.  Compliance tests were run using an application date of 10/XX/2006     recording fee of $50 or subordination recording fee of $100  as prepaid finance charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $352,011.96 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $352,162.10 in the amount of $150.14.
243878580 XXX       $XXX      CO    9/XX/2005  8/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
243696384 XXX       $XXX      NY    7/XX/2005  6/XX/2005    Primary    Refinance UTD                       3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing                                                                                                                                                                                                                                                                                                  Yes        TR
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                          Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                06/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                this application date.   The final date used for testing was 01/XX/2005.  Due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
243533096 XXX       $XXX      ME    3/XX/2007  3/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan       Federal Compliance - Final TIL Finance Charge Under Disclosed: Closing instructions did not indicate                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                program disclosure not provided to the borrower within three (3) days of application.        the Index. The lowest Index available in our look-back period is 5.2591%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $340,418.96 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $350,102.26 in the amount of $9,683.30.
243871926 XXX       $XXX      NY    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Other
243006515 XXX       $XXX      FL    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
243151337 XXX       $XXX      NC    7/XX/2003  6/XX/2003    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application   Federal Compliance - Final TIL Finance Charge Under Disclosed: Finance charge under disclosure is due                                                                                                                                                                                                   -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       date located in file.  Compliance tests were run using an application date of 06/XX/2003     to two-step calculations; lender calculation method for two-step not provided which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $265,506.93 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $266,723.41 in the amount of $1,216.48.
243018588 XXX       $XXX      MS    7/XX/2006  6/XX/2006    Investment Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Closing / Title - Note Error: Note grace period days less than minimum per state         Closing / Title - Note Error: Note grace period days less than minimum per state: Note indicates a                                                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state     grace period of 10 days which is less than the MS state minimum grace period of 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             State Compliance - Note Error: Note late charge percentage exceeds maximum per state: Note indicates a late charge of 5% which exceeds the MS state maximum late charge of 4%.
243337083 XXX       $XXX      NY    11/XX/2004 10/XX/2004   Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided:                                                                                                                                                                                                                                                                                                  Yes        TR
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in                                                                                                                                                                                                                                                                                                          Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Fee Agreement also not in file, unable to perform compliance points and fees tests.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                10/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                this application date.   The final date used for testing was 05/XX/2004.  Due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                HUD-1 or Closing Disclosure, no fees were used in testing.
243429441 XXX       $XXX      MI    7/XX/2004  6/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights                                                                                                                                                                                                                                                                                                            -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act:  Borrower Bill
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                of Rights disclosure not provided to borrower at the time of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Ownership Counseling Notice not provided to borrower at the time of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
243317431 XXX       $XXX      AR    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests        State Compliance - Note Error: Note late charge percentage exceeds maximum per state: 6% late charge                                                                                                                                                                                                    -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    requiring an LTV were run off an assumed value of a contract sales price or original loan    exceeds 5% maximum per state (AR).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                amount, whichever applies.                                                                   Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not   ot missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $270,307.03 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $270,646.75 in the amount of $339.72.
243885386 XXX       $XXX      TN    9/XX/1998  8/XX/1998    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 09/XX/1998 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/1998.
243024283 XXX       $XXX      MN    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                           SELLER - GENERAL COMMENT (2018/XX/10): Received new file.                       GENERAL COMMENT (2018/XX/10): Received new file.                                                                -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as                                                                                                           REVIEWER - GENERAL COMMENT (2018/XX/10): Received new file. Same file as we
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date for compliance testing.                                                                                                                                                            already received so current exceptions will remain.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Licensing Act Borrower's ability to repay not verified with reliable documentation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (State HPML) Minnesota Subprime (APR Exceeds Subprime Threshold):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Minnesota Subprime Loan: APR on subject loan of 7.26689% or Final Disclosure APR of 7.28000%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                is in excess of allowable threshold of USTreasury 4.2600% + 3%, or 7.26000%.  Compliant
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Subprime Loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
243399637 XXX       $XXX      OK    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                  -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
243354434 XXX       $XXX      IL    8/XX/2007  7/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of   State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as   requirements: PPP expired. State of IL does not allow prepayment penalties if the annual interest rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date for compliance testing.                                                    exceeds 8%. Prepayment Penalty Addendum to Note reflects prepayment penalty period of 36 months with a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application   penalty of 3%/2%/1%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
243093215 XXX       $XXX      WI    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.
243345681 XXX       $XXX      NY    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests        Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due                                                                                                                                                                                                 -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       requiring an LTV were run off an assumed value of a contract sales price or original loan    to missing Itemization of Amount Financed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $194,665.34 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $195,000.10 in the amount of $334.76.
243397413 XXX       $XXX      MO    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
243703618 XXX       $XXX      IL    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
243130158 XXX       $XXX      SC    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                  -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
243613025 XXX       $XXX      SC    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
243407146 XXX       $XXX      PA    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.
243651647 XXX       $XXX      IL    3/XX/2001  2/XX/2001    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                  -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2000.
243566108 XXX       $XXX      FL    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of   Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: not located                                                                                                                                                                                                               -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
243768233 XXX       $XXX      OR    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of   State Compliance - Note Error: Note late charge percentage exceeds maximum per state: 6% late charge                                                                                                                                                                                                    -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as   exceeds the 5% maximum per state of OR.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date for compliance testing.                                                    State Compliance - Oregon Late Charge Percent Testing: 6% late charge exceeds the 5% maximum per state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests        of OR.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                requiring an LTV were run off an assumed value of a contract sales price or original loan    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: RTC not provided in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                amount, whichever applies.                                                                   document file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Oregon Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
243085794 XXX       $XXX      IL    7/XX/2001  6/XX/2001    UTD        UTD UTD                             3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided:                                                                                                                                                                                                                                                                                                  UTD        Indeterminable
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Fee Agreement also not in file, unable to perform compliance points and fees tests.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 07/XX/2001 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Missing: Truth in Lending Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (HELOC): Credit Agreement not provided to borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                06/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                this application date.   The final date used for testing was 01/XX/2001.  Due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
243083733 XXX       $XXX      CA    1/XX/2004  12/XX/2003   Primary    UTD UTD                             3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee                                                                                                                                                                                                                                                                                                   UTD        Indeterminable
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal,
                                                                                                                                                                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                                                                             State or Local compliance testing.
                                                                                                                                                                                                 contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 01/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $78,094.85 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $78,444.87 in the amount of $350.02.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2004, prior to three (3) business days from transaction date of 01/XX/2004.
243002654 XXX       $XXX      FL    8/XX/2005  8/XX/2005    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC):                                                                                                                                                                                                                                                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
243343780 XXX       $XXX      IL    1/XX/2007  12/XX/2006   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
243548770 XXX       $XXX      MD    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to                                                                                                                                                                                                                                                                                                                  -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
243900848 XXX       $XXX      MA    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule:        State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: 3% late charge within                                                                                                                                                                                                 -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time  3% maximum per state (MA).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Note
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
243051571 XXX       $XXX      CA    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
243030867 XXX       $XXX      MI    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC):                                                                                                                                                                                                                                                                                                          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
243184448 XXX       $XXX      NY    11/XX/2004 10/XX/2004   Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
243741554 XXX       $XXX      CA    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.   File does not contain either Preliminary or Final Title                                                                                                                                                   2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to          Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: HELOC Brochure is missing.                                                                                                                                                                                                        -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004.
243427359 XXX       $XXX      CA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
243127845 XXX       $XXX      CA    5/XX/2005  4/XX/2005    UTD        Refinance UTD                       2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure was provided due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
243312831 XXX       $XXX      CT    3/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Debt Consolidation
243693716 XXX       $XXX      CA    6/XX/2006  5/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
243324797 XXX       $XXX      TX    10/XX/2006 5/XX/2006    Primary    Purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
243014638 XXX       $XXX      NJ    8/XX/2006  7/XX/2006    Primary    Purchase                            2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.   File does not contain either Preliminary or Final Title                                                                                                                                                   2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
243892644 XXX       $XXX      NJ    1/XX/2007  8/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
243976829 XXX       $XXX      NY    2/XX/2007  1/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
243809021 XXX       $XXX      KY    12/XX/2006 11/XX/2006   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
243884525 XXX       $XXX      CT    12/XX/2006 12/XX/2006   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
243039602 XXX       $XXX      AZ    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
243957407 XXX       $XXX      TX    4/XX/2007  4/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
243012374 XXX       $XXX      MA    8/XX/2007  6/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.   File does not contain either Preliminary or Final Title.                                                                                                                                                  2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.
243971442 XXX       $XXX      MN    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of                                                                                                                                                                                                                                                                                                              -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    5.16786% is in excess of the allowable maximum of the greater of 5.00000% of the Original
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX on a Original Loan Amount of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $XXX vs. an allowable total of $XXX and $1000.00 (2007) (an overage of $XXX or .16786%).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
243147856 XXX       $XXX      MA    12/XX/2009 11/XX/2009   Primary    Purchase                            3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.   File does not contain either Preliminary or Final Title                                                                                                                                                   3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing                                                                                                                                                                                                                                                                                                  Yes        TR
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                          Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                compliance testing is unreliable.                                                                                                                                                                                                                                                                                                                                                                    (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 12/XX/2009 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts MLBR (Missing Data) Document Type Not Provided:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Massachusetts Mortgage Lender and Broker Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing document type.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure): Initial TIL was not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
243657846 XXX       $XXX      FL    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                                                                                                                                                                                                                                                -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
243117208 XXX       $XXX      NJ    1/XX/2007  12/XX/2006   Primary    Purchase                            3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee                                                                                                                                                                                                                                                                                                   Yes        TR HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal,                                                                                                                                                                                                                                                                                                          Deficiency (UAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                State or Local compliance testing.                                                                                                                                                                                                                                                                                                                                                                   State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
243127675 XXX       $XXX      VA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.   File does not contain either Preliminary or Final Title.                                                                                                                                                  2           B           B           B           B           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of  State Compliance - Virginia Late Charge Percent Testing: 10% late charge exceeds 5% maximum and 10 day                                                                                                                                                                                                  -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Right to Cancel was not provided.                                                            grace period exceeds maximum 7 day days per state (VA)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Virginia Late Charge Percent Testing: Note late charge exceeds maximum per state.
243042621 XXX       $XXX      FL    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.   File does not contain either Preliminary or Final Title.                                                                                                                                                  3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided:     Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing Right to Cancel   REVIEWER - GENERAL COMMENT (2019/XX/11): HELOC Agreement does not include Costs                                                                                                      Yes        TR
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in                                                                                                          and Fees at Account opening. Condition remains.                                                                                                                                                 Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Fee Agreement also not in file, unable to perform compliance points and fees tests.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                06/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                this application date.   The final date used for testing was 01/XX/2005.  Due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
243323539 XXX       $XXX      FL    5/XX/2000  4/XX/2000    UTD        Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of   Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: missing ROR                                                                                                                                                                                                               -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 05/XX/2000 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/1999.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
243421962 XXX       $XXX      CA    7/XX/2006  6/XX/2006    Primary    UTD UTD                             2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.   File does not contain either Preliminary or Final Title.                                                                                                                                                  2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
243295808 XXX       $XXX      CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.   No evidence of Preliminary or Final Title in file.                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of   Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Right to Cancel is signed                                                                                                                                                                                                 -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as   by borrowers.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
243676265 XXX       $XXX      GA    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.   File does not contain either Preliminary or Final Title.                                                                                                                                                  2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2005, prior to three (3) business days from transaction date of 05/XX/2005.
243842870 XXX       $XXX      MA    4/XX/2001  3/XX/2001    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of   Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: RTC not provided in loan                                                                                                                                                                                                  -
                                                                       Debt Consolidation                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 04/XX/2001 used as   file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2000.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
243445854 XXX       $XXX      IL    3/XX/2005  2/XX/2005    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
243208829 XXX       $XXX      UT    4/XX/2005  4/XX/2005    Investment Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005.
243687277 XXX       $XXX      CA    7/XX/2005  6/XX/2005    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains                                                                                                            REVIEWER - GENERAL COMMENT (2019/XX/20): Disclosure is present in file but we                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                ARM Disclosure due to missing information.                                                                                                                                                           are not able to determine if it was received by the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.
243630008 XXX       $XXX      IL    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate           Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a                                                                                                                                                                                                       -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days settlement fee of $225.00 and a courier fee of $65.00 as prepaid finance charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $444,022.07 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $444,298.67 in the amount of $276.60.
243685944 XXX       $XXX      NM    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate                                                                                                                                                                                                                                                                                                                   -
                                                                       Home Improvement                                                                                                                                                                                                                                                                                                                                                                                                                                                                         disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
243779087 XXX       $XXX      NY    10/XX/2004 9/XX/2004    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan                                                                                                               REVIEWER - GENERAL COMMENT (2019/XX/20): Disclosure is present in file but we                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                program disclosure not provided to the borrower.                                                                                                                                                     are not able to determine if it was received by the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
243191918 XXX       $XXX      NY    5/XX/2005  11/XX/2004   Second     Purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                            Home
243497021 XXX       $XXX      NY    3/XX/2006  1/XX/2006    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan                                                                                                               REVIEWER - GENERAL COMMENT (2019/XX/20): Disclosure is present in file but we                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                program disclosure not provided to the borrower.                                                                                                                                                     are not able to determine if it was received by the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                in Lending Act: Final TIL was not provided to the borrower by closing.
243434131 XXX       $XXX      NY    4/XX/2006  2/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan                                                                                                               REVIEWER - GENERAL COMMENT (2019/XX/20): Disclosure is present in file but we                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                program disclosure not provided to the borrower.                                                                                                                                                     are not able to determine if it was received by the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
243998321 XXX       $XXX      IL    1/XX/2006  12/XX/2005   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
243534751 XXX       $XXX      NY    3/XX/2005  2/XX/2005    Investment Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004.
243601532 XXX       $XXX      NY    5/XX/2007  4/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
243279640 XXX       $XXX      CA    8/XX/2006  7/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                H-8 form was used, the H-9 form should have been used.
243634874 XXX       $XXX      NY    3/XX/2008  1/XX/2008    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains                                                                                                            REVIEWER - GENERAL COMMENT (2019/XX/20): Disclosure is present in file but we                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                ARM Disclosure due to missing information.                                                                                                                                                           are not able to determine if it was received by the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
243295738 XXX       $XXX      OH    3/XX/2001  3/XX/2001    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of   Federal Compliance - Final TIL Finance Charge Under Disclosed: unable to determine reason for under                                                                                                                                                                                                     -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 03/XX/2001 used as   disclosure, verified all HUD TIL and note terms and fees
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $149,275.62 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $149,318.95 in the amount of $43.33.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2001, prior to three (3) business days from transaction date of 03/XX/2001.
243679339 XXX       $XXX      NE    7/XX/2004  7/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2004, prior to three (3) business days from transaction date of 07/XX/2004.
243568082 XXX       $XXX      AL    10/XX/2004 9/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Alabama Prepayment Penalty: Alabama Prepayment Penalty:  Prepayment                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       penalty not permissible by state law.
243987273 XXX       $XXX      SC    11/XX/2000 10/XX/2000   Primary    Refinance Rate/Term                 3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee                                                                                                                                                                                                                                                                                                   Yes        TR HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal,                                                                                                                                                                                                                                                                                                          Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                State or Local compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 11/XX/2000 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2000, prior to three (3) business days from transaction date of 11/XX/2000.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                in Lending Act: Final TIL was not provided to the borrower by closing.
243241573 XXX       $XXX      MS    5/XX/2004  4/XX/2004    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application   State Compliance - Mississippi Late Charge Percent and Amount Testing > $100,000: 5% late charge                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                date located in file.  Compliance tests were run using an application date of 04/XX/2004     exceeds 4% maximum per state (MS)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Mississippi Late Charge Percent and Amount Testing > $100,000: Note
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
243585576 XXX       $XXX      OH    1/XX/2001  1/XX/2001    Investment Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 01/XX/2001 used as disbursement date for compliance testing.
243544074 XXX       $XXX      NY    6/XX/2009  5/XX/2009    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not   State Compliance - New York Late Charge Percent Testing: 5% late charge exceeds 2% maximum per state                                                                                                                                                                                                    -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provide FACTA Credit Score Disclosure.                                                       (NY).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds        State Compliance - (State HPML Disclosure) New York Subprime Loan (Broker Notice Not Provided Timely):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                maximum per state.                                                                           Provided 6/XX/2009.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (State HPML Provision) New York Subprime Loan (Ability to Repay not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Verified): New York Subprime Loan:  Borrower's ability to repay not verified with reliable documentation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (State HPML Disclosure) New York Subprime Loan (Broker Notice Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Timely): New York Subprime Loan: Broker did not provide disclosure at time of application stating the exact amount and methodology of total compensation that broker will receive.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (State HPML Disclosure) New York Subprime Loan (Counseling Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Not Provided): New York Subprime Loan: Counseling Disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (State HPML Disclosure) New York Subprime Loan (Subprime Legend Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                on Mortgage): New York Subprime Loan:  Mortgage does not contain a legend stating that the subprime loan is subject to Section 6-m of the Banking Law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Subprime Home Loan Threshold Fixed Non-Compliant: New York
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Subprime Loan: APR on subject loan of 7.75440% or Final Disclosure APR of 7.75000% is in excess of allowable threshold of Prime Mortgage Market Rate 4.92000 + 1.75%, or 6.67000%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Non-Compliant SubPrime Loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
243692213 XXX       $XXX      OK    9/XX/2009  9/XX/2009    Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           C           C           C           C           [3] State Compliance - (State HPML) Oklahoma Higher-Priced Mortgage Loan (APR Exceeds HPML                                                                                                                                                                                                                                                                                                           State - NC
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Threshold): Oklahoma Higher-Priced Mortgage Loan: APR on subject loan of 6.88427% or Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure APR of 6.90000% is in excess of allowable threshold of APOR 5.13% + 1.5%, or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                6.63000%.  Non-Compliant Higher Priced Loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - Oklahoma HPML Establishing Escrow: Oklahoma Higher-Priced Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Loan: Mandatory escrow account not established on 1st lien mortgage loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - Oklahoma HPML PreDF Ability to Repay Reliable Documentation: Oklahoma
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Higher-Priced Mortgage Loan:   Borrower's ability to repay not verified with reliable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                documentation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 09/XX/2009 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2009 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2009.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2009, prior to three (3) business days from transaction date of 09/XX/2009.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Loan Application Date.
243739778 XXX       $XXX      TX               1/XX/2005    Primary    Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Loan File - (Missing Doc) Incomplete loan images/file                                    Loan File - (Missing Doc) Incomplete loan images/file: Incomplete Loan File. Security and HUD in the                                                                                                                                                                                         UTD        Indeterminable
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    file, unable to run compliance.
243747904 XXX       $XXX      TX                            UTD        Refinance UTD                       3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Loan File - (Missing Doc) Incomplete loan images/file                                    Loan File - (Missing Doc) Incomplete loan images/file: Incomplete Loan File. No compliance documents in                                                                                                                                                                                      UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             the file that match tape data.
243633459 XXX       $XXX      NY    4/XX/2003  3/XX/2003    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2002.
243240931 XXX       $XXX      NY    5/XX/2004  4/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2004, prior to three (3) business days from transaction date of 05/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
243315239 XXX       $XXX      MA    10/XX/2005 10/XX/2005   Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection                                                                                                                                                                                                           2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                 is dated prior to the most recent FEMA disaster.: Disaster Date: 06/XX/2011                                                                                                                                                                                                                                                                                    requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                 Inspection Date:                                                                                                                                                                                                                                                                                                                                               [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
243192275 XXX       $XXX      VT    10/XX/1999 9/XX/1999    Primary    Construction-Permanent              2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Vermont Interest Act - VT High Rate, High Point Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: Vermont Interest Act:  Vermont Disclosure not provided to loan applicant.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Vermont Interest Act - Vermont High Rate, High Point Loan (Interest
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate and/or Points and Fees): Vermont Interest Act: Note Rate on subject loan of 7.75000% is in excess of allowable threshold of Declared Rate 9.6000% + 3%, or 12.60000, or Points on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                the loan of 5.66038% exceed the allowable threshold of 4%.  Non-Compliant Loan.
243614654 XXX       $XXX      NC    5/XX/2000  5/XX/2000    Primary    Purchase                            3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Financing Agreement Used For Fee Testing:                                                                                                                                                                                                                                                                                                  No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Missing Final HUD-1: Financing Agreement used for any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                             Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
243486647 XXX       $XXX      NC    8/XX/2000  8/XX/2000    Primary    Construction                        3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing                                                                                                                                                                                                                                                                                                  Yes        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - (Missing Data) Number of Units: Number of Units for the Primary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Valuation was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 08/XX/2000 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
243504168 XXX       $XXX      NC    8/XX/2000  7/XX/2000    Primary    Purchase                            3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Financing Agreement Used For Fee Testing:                                                                                                                                                                                                                                                                                                  Yes        TR
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            Missing Final HUD-1: Financing Agreement used for any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                             Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Note Date of 08/XX/2000 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2000.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
243865733 XXX       $XXX      CA    1/XX/2005  1/XX/2005    Second     Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file                                                                                                                                                                                                                                                                                                              -
                                                            Home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                contains documenting evidence the consumer intends to occupy the subject property as their primary residence.  (Compliance testing performed based on the Occupancy Type of Second
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Home)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
243532643 XXX       $XXX      CA    2/XX/2008  1/XX/2008    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243330820 XXX       $XXX      NY    1/XX/2008  12/XX/2007   Second     Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                            Home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
243491334 XXX       $XXX      GA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
243068399 XXX       $XXX      NC    11/XX/2000 8/XX/2000    Primary    Purchase                            3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing                                                                                                                                                                                                                                                                                                  Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                          Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 11/XX/2000 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
243573359 XXX       $XXX      NC    10/XX/2000 9/XX/2000    Primary    Purchase                            3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing                                                                                                                                                                                                                                                                                                  Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                          Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 10/XX/2000 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
243270830 XXX       $XXX      NC    11/XX/2000 9/XX/2000    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
243968201 XXX       $XXX      NC    11/XX/2000 11/XX/2000   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
243165269 XXX       $XXX      NC    2/XX/2001  1/XX/2001    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan  State Compliance - North Carolina First Lien Late Charge Percent Testing: 5% late charge exceeds 4%                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                program disclosure not provided to the borrower.                                             maximum per state (NC)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.
243909203 XXX       $XXX      NC    11/XX/2000 10/XX/2000   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.
243450211 XXX       $XXX      NC    11/XX/2000 10/XX/2000   Investment Purchase                            3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing                                                                                                                                                                                                                                                                                                  No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                          Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 11/XX/2000 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                10/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
243078008 XXX       $XXX      NC    1/XX/2001  12/XX/2000   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 01/XX/2001 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.
243722102 XXX       $XXX      NC    12/XX/2000 10/XX/2000   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
243983609 XXX       $XXX      NC    7/XX/2000  7/XX/2000    Primary    Purchase                            3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing                                                                                                                                                                                                                                                                                                  Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                          Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
243870312 XXX       $XXX      NC    9/XX/2000  9/XX/2000    Primary    Purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
243321020 XXX       $XXX      NC    8/XX/2000  7/XX/2000    Primary    Purchase                            3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing                                                                                                                                                                                                                                                                                                  Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                          Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 08/XX/2000 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
243518362 XXX       $XXX      NY    6/XX/2007  5/XX/2007    UTD        Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
243306047 XXX       $XXX      FL    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
243564608 XXX       $XXX      CA    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to   State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if                                                                                                                                                                                                     -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            determine if late charge exceeds state maximum due to missing information.                   late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
243091738 XXX       $XXX      NV    12/XX/1998 10/XX/1998   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Model Form for a refinance by a creditor that is not considered the original creditor. The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                H-9 form was used, the H-8 form should have been used.
243377691 XXX       $XXX      MI    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Timely: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243983014 XXX       $XXX      AZ    6/XX/2007  5/XX/2007    Investment Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
243345157 XXX       $XXX      NY    1/XX/2004  12/XX/2003   Primary    UTD UTD                             2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of   State Compliance - New York Prepayment Penalty Junior Lien: PPP Expired.  Prepayment charge not allowed                                                                                                                                                                                                 -
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 01/XX/2004 used as   per state (NY) - max prepayment charge for NY is 0% - notes states $607.50.   Lender is XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Prepayment penalty not permissible on a subordinate lien loan; however Note or Prepay
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
243690510 XXX       $XXX      CA    5/XX/2010  4/XX/2010    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
243791845 XXX       $XXX      MI    7/XX/2012  6/XX/2012    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage Licensing Act: NMLSR information not present on loan application.
243391455 XXX       $XXX      NJ    6/XX/1996  5/XX/1996    Primary    Refinance UTD                       3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Loan File - (Missing Doc) Incomplete loan images/file                                    Loan File - (Missing Doc) Incomplete loan images/file: File contains only the Note, Mortgage, and                                                                                                                                                                                            UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Title.  Compliance and Fees testing is incomplete.
243490161 XXX       $XXX      AL    3/XX/2009  2/XX/2009    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.
243521472 XXX       $XXX      MS    12/XX/2011 11/XX/2011   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate           State Compliance - Mississippi Late Charge Percent and Amount Testing > $100,000: 5% late charge                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days exceeds the 4% maximum per state (MS).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                APR on subject loan of 6.28672% or Final Disclosure APR of 6.41600% is in excess of allowable threshold of APOR 2.91% + 1.5%, or 4.41000%.  Compliant Higher Priced Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Mississippi Late Charge Percent and Amount Testing > $100,000: Note
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                0% tolerance violation for 801 fee without evidence of sufficient cure provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Interest Rate on GFE does not match Note.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to test Loan Originator license due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                P&I Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years"  P&I
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                payment on the Final TIL does not match the maximum principal and interest payment on the loan during the first five (5) years of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Years" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the first five (5) years for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever"  P&I payment on the Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                TIL does not match the maximum principal and interest payment that may apply during the life of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the life of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Discounted
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Interest Rate Fully Indexed Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                fully-indexed rate on the Final TIL does not match the fully-indexed rate for the loan.
243097460 XXX       $XXX      WA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243246430 XXX       $XXX      NY    3/XX/2007  3/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 7.75000% contracts for a prepay term of 24 months, which exceeds max allowable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
243573974 XXX       $XXX      MA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.   Missing evidence of title.                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Late Charge Percent Testing: Massachusetts Late Charge:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Note late charge percent of 6.00000% exceeds the state maximum of 3%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
243325575 XXX       $XXX      NY    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
243262431 XXX       $XXX      FL    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                           2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     Position: 1                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
243134190 XXX       $XXX      IL    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.   File does not contain either Preliminary or Final Title                                                                                                                                                   2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
243771465 XXX       $XXX      OK    10/XX/2008 9/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       date located in file.  Compliance tests were run using an application date of 09/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243139679 XXX       $XXX      TX    8/XX/2009  7/XX/2009    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       disbursement date not found in file. Security Instrument Notary Date of 08/XX/2009 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                performed using stated value or other valuation method in file other than appraisal.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2009, prior to three (3) business days from transaction date of 08/XX/2009.
243809679 XXX       $XXX      CA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of   Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due                                                                                                                                                                                                 -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as   to missing Itemization of Amount Financed.
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       disbursement date for compliance testing.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $224,460.04 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $224,800.51 in the amount of $340.47.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
243579263 XXX       $XXX      MA    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
243241810 XXX       $XXX      NJ    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage    State Compliance - New Jersey Home Loan (Late Charge): 6% late charge exceeds the 5% maximum per state                                                                                                                                                                                                  Late Charge
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan contains an impermissible late charge of greater than 5.0% or a grace period less than  of NJ.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Signature Date. Unable to determine compliance with rescission timing requirements.
243200560 XXX       $XXX      WV    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.
243288634 XXX       $XXX      IL    9/XX/2007  8/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not   Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.                                                       to missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 9.24000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $286,014.74 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $286,379.66 in the amount of $364.92.
243299972 XXX       $XXX      CA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                           2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                                                                                                                                                                                                                                                -
                                                                       Other                                                                                                                     Position: 1                                                                                                                                                                                                                                                                                                                                                    requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243520159 XXX       $XXX      PA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
243076871 XXX       $XXX      WA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
243148214 XXX       $XXX      CA    10/XX/2005 9/XX/2005    Primary    Refinance UTD                       3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing                                                                                                                                                                                                                                                                                                  Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                          Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                09/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
243383098 XXX       $XXX      NY    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                                                                             [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                                                 contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                     date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243969252 XXX       $XXX      GA    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
243143680 XXX       $XXX      NM    1/XX/2014  12/XX/2013   Primary    Refinance Rate/Term                 3        C        C        C        C                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                3           C           C           C           C           [3] State Compliance - New Mexico Home Loan (Ability to Repay not Verified): New Mexico Home                                                                                                                                                                                                                                                                                                         State - NC
                                                                                                                                                                                                 [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                                                                                                                                        Loan: File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully-indexed rate and fully-amortizing payment schedule, if applicable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Note Date of 01/XX/2014 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Loan Amount on Final GFE does not match Note.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Initial payment on GFE does not match actual payment on loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Statement.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                NMLSR timing requirements due to missing evidence of initial loan application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $63,422.87 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $63,484.01 in the amount of $61.14.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2014, prior to three (3) business days from transaction date of 01/XX/2014.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                H-8 form was used, the H-9 form should have been used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Loan Application Date.
243063388 XXX       $XXX      KS    7/XX/2013  6/XX/2013    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest                                                                                                                                                                                                                                                                                                         -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    rate was locked prior to closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010)   GFE column on HUD Comparison Chart Inaccurate: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (2010)   GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Loan Amount on Final GFE does not match Note.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Initial payment on GFE does not match actual payment on loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010)   HUD column on HUD Comparison Chart Inaccurate: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (2010)   HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                NMLSR timing requirements due to missing evidence of initial loan application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2013, prior to three (3) business days from transaction date of 07/XX/2013.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Loan Application Date.
243962224 XXX       $XXX      PA    10/XX/2018 9/XX/2018    Primary    Refinance Cash-out -   Safe Harbor  3        C        C        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: The file REVIEWER - GENERAL COMMENT (2020/XX/03): Exception Detail Updated from: Ability                                                                                                                 TILA ATR/QM
                                                                       Home Improvement       QM                                                                                                 [3] Application / Processing - Missing Document: Fraud Report not provided                                                                                                                                                                                                                                                                                     Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan     does not contain any VOE's to verify 2 years of employment with XXX.                                    to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            Designation is Safe Harbor QM.                                                                                                                                                                       not provided. Due Diligence Loan Designation is Safe Harbor QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not                                                                                                           REVIEWER - GENERAL COMMENT (2021/XX/27): Exception Detail Updated from: Ability
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.                                                                                                                                                               to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                                       not provided. Due Diligence Loan Designation is ATR Fail.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2018 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - QM Employment History - Current Employment Documentation lacks Date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/XXX/5880320)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Homeownership Counseling Organizations to borrower.
243881145 XXX       $XXX      PA    6/XX/2019  3/XX/2019    Primary    Refinance Cash-out -   Higher       2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.   Lender approval is missing                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not   Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: Early closure fee on note                                                                                                                                                                                                        -
                                                                       Home Improvement       Priced QM                                                                                          [3] Application / Processing - Missing Document: Approval not provided                   Final signed and dated application is missing                                                                                                                                                                                                                         provide FACTA Credit Score Disclosure.                                                       addendum
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Fraud Report not provided                                                                                                                                                                                                                                                                                     [2] State Compliance - Pennsylvania Prepayment Penalty First Lien: Pennsylvania Prepayment   Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial CD was not provided
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            Penalty: A prepayment penalty not permissible on a first lien loan less than or equal to     Federal Compliance - TRID Lender Credit Tolerance Violation: Zero tolerance fee for lender credit has
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $256,023.00.                                                                                 changed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Homeownership Counseling Organizations to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2019, prior to three (3) business days from transaction date of 06/XX/2019.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 06/XX/2019 incorrectly disclosed whether the loan contains a Prepayment Penalty. (Final/06/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Final/06/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $-498.25  is less than amount of binding Lender Credit previously disclosed in the amount of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $-499.00. (9300)
243967386 XXX       $XXX      NC    2/XX/2019  1/XX/2019    Primary    Refinance Cash-out -   Safe Harbor  3        C        C        B        B                                                 [3] Income Documentation - Income Docs Missing:: Borrower: XXX 4506 or 4506-T (2016),    Form 4506-T signed and dated; however, requested tax years not provided.                                                                                                                                  3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Approval states meets QM, meets ATR, not ATR        REVIEWER - GENERAL COMMENT (2020/XX/03): Exception Detail Updated from: Ability                                                                                                                 TILA ATR/QM
                                                                       Other                  QM                                                                                                 4506 or 4506-T (2017)                                                                                                                                                                                                                                                                                                                                          Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan     exempt, not HPML, however does not list designation.                                                    to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Fraud Report not provided                                                                                                                                                                                                                                                                                     Designation is Safe Harbor QM.                                                               State Compliance - North Carolina First Lien Late Charge Percent Testing: Note late charge percent of   not provided. Due Diligence Loan Designation is Safe Harbor QM.
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not   5.00000% exceeds the state maximum of 4%.                                                               REVIEWER - GENERAL COMMENT (2021/XX/27): Exception Detail Updated from: Ability
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.                                                       Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks     to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application   Date Info: Missing employment dates/third party verification.                                           not provided. Due Diligence Loan Designation is ATR Fail.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                date located in file.  Compliance tests were run using an application date of 01/XX/2019     Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                which is 1 months prior to consummation. A lookback was performed to determine this          Creditor did not provide List of Homeownership Counseling Organizations to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                application date.                                                                            Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in  Amount of Estimated Property Costs over Year 1 of 3,515.64 on Final Closing Disclosure provided on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing       02/XX/2019 not accurate.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                requirements due to missing evidence of initial loan application date.                       Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina provided to Borrower(s) at least three (3) business days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - QM Employment History - Current and/or Previous Employment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Dates to verify two years employment history for current and/or prior employment.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (XXX/XXX/5883804)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Homeownership Counseling Organizations to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Costs over Year 1 of 3,515.64 on Final Closing Disclosure provided on 02/XX/2019 not accurate. (Final/02/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Final/02/XX/2019)
243361302 XXX       $XXX      IL    5/XX/2019  3/XX/2019    Primary    Refinance Cash-out -   Higher       3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           C           C           C           C           [3] Federal Compliance - GSE Covered Prepayment Penalty: GSE ATR Covered Loan Eligibility    Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks     REVIEWER - GENERAL COMMENT (2020/XX/03): Exception Detail Updated from: Ability                                                                                                                 State - NC
                                                                       Home Improvement       Priced QM                                                                                          [3] Income Documentation - Income Docs Missing:: Borrower: XXX VVOE - Employment Only                                                                                                                                                                                                                                                                          Requirements (Dodd-Frank 2014): Mortgage loan contains an impermissible prepayment penalty.  Date Info: Employment Date not provided                                                                 to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation
                                                                                                                                                                                                 [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                                                                                                                                         [3] State Compliance - Illinois SB 1894: IL Predatory Lending Database Program (SB 1894) -   Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finace Charges are showing variance  not provided. Due Diligence Loan Designation is Higher Priced QM.
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Approval not provided                                                                                                                                                                                                                                                                                         Certificate of Compliance or Exemption not attached to mortgage for recording.               in amount calculated                                                                                    REVIEWER - GENERAL COMMENT (2021/XX/27): Exception Detail Updated from: Ability
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Fraud Report not provided                                                                                                                                                                                                                                                                                     [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: No Prepayment listed there is an to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan     Early Fee Form in file                                                                                  not provided. Due Diligence Loan Designation is ATR Fail.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Designation is Higher Priced QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Alternate source used for application date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Illinois Prepayment Penalty 2008 Test: Illinois Prepayment Penalty
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Residential Mortgage License Act):  Loan contains prepayment penalty and borrower was not provided a loan without a prepayment penalty.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - QM Employment History - Current and/or Previous Employment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Dates to verify two years employment history for current and/or prior employment.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (XXX/XXX/5895060)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Homeownership Counseling Organizations to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2019 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 05/XX/2019). (Final/05/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                over Year 1 of 0.00 on Final Closing Disclosure provided on 05/XX/2019 not accurate.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Final/05/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 05/XX/2019 incorrectly disclosed whether the loan contains a Prepayment Penalty. (Final/05/XX/2019)
243368761 XXX       $XXX      CA    12/XX/2018 11/XX/2018   Primary    Refinance Cash-out -   Safe Harbor  3        C        C        C        C                                                 [3] Asset Documentation - Aged document: Asset Account date is more than 90 days prior   Only one month's statement was provided.                                                                                                                                                                  3           C           C           C           C           [3] Federal Compliance - GSE Covered Prepayment Penalty: GSE ATR Covered Loan Eligibility    Miscellaneous Compliance - Alternate source used for application date: There were no 1003's provided in REVIEWER - GENERAL COMMENT (2020/XX/03): Exception Detail Updated from: Ability                                                                                                                 TILA ATR/QM
                                                                       Other                  QM                                                                                                 to the note.: Financial Institution: XXX / End Date: 06/XX/2018 // Account Type:         Only one statement was provided.                                                                                                                                                                                                                                      Requirements (Dodd-Frank 2014): Mortgage loan contains an impermissible prepayment penalty.  the file.                                                                                               to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation
                                                                                                                                                                                                 Individual Retirement Account (IRA) / Account Number: XXXX Asset Account Date:           No Title was provided in the file.                                                                                                                                                                                                                                    [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 was not        not provided. Due Diligence Loan Designation is Safe Harbor QM.
                                                                                                                                                                                                 06/XX/2018                                                                               Only one month of statements was provided.                                                                                                                                                                                                                            Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan     provided. Information was taken from the Boarding Date Sheet. (#043)                                    REVIEWER - GENERAL COMMENT (2021/XX/27): Exception Detail Updated from: Ability
                                                                                                                                                                                                 [3] Asset Documentation - Assets Error: Usability  was not provided: Financial           Missing years of the requested years.                                                                                                                                                                                                                                 Designation is Safe Harbor QM.                                                               Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: NEW EXCEPTION - Final CD         to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation
                                                                                                                                                                                                 Institution: XXX / End Date: 06/XX/2018 // Account Type: Individual Retirement Account   Estimated Cost New was not provided. Coverage is insufficient with a shortfall of                                                                                                                                                                                     [2] Miscellaneous Compliance - Alternate source used for application date                    indicates no prepayment penalty, however early closure disclosure on note.                              not provided. Due Diligence Loan Designation is ATR Fail.
                                                                                                                                                                                                 (IRA) / Account Number: XXXX                                                             $122,665.20. No Replacement Cost Estimate was provided.                                                                                                                                                                                                               [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not   Federal Compliance - TRID Interim Closing Disclosure Timing: NEW EXCEPTION - Evidence of earlier
                                                                                                                                                                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.   No Approval was provided.                                                                                                                                                                                                                                             provide FACTA Credit Score Disclosure.                                                       borrower receipt was not found in file.
                                                                                                                                                                                                 [3] Asset Documentation - Guideline Issue: Insufficient asset documentation.: Financial  No Fraud Report was provided in the file.                                                                                                                                                                                                                             [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                 Institution: XXX / End Date: 06/XX/2018 // Account Type: Individual Retirement Account   Final 1003 was not provided.                                                                                                                                                                                                                                          [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                                                                                                                                 (IRA) / Account Number: XXXX                                                             Comp photos were not provided.                                                                                                                                                                                                                                        Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                 [3] Income Documentation - Income Docs Missing:: Borrower: XXX 4506 or 4506-T (2017)     Only the lender was provided in the mortgagee clause.                                                                                                                                                                                                                 Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                 [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is                                                                                                                                                                                                                                                                            [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                 insufficient.                                                                                                                                                                                                                                                                                                                                                  Right to Cancel was not provided.
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Approval not provided                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Fraud Report not provided                                                                                                                                                                                                                                                                                     Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 12/XX/2018
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            incorrectly disclosed whether the loan contains a Prepayment Penalty. (Final/12/XX/2018)
                                                                                                                                                                                                 [3] General Appraisal Requirements - Valuation Error: Comparable(s) photos are missing                                                                                                                                                                                                                                                                         [2] Federal Compliance - TRID Interim Closing Disclosure Timing: TILA-RESPA Integrated
                                                                                                                                                                                                 or not legible.: Valuation Type: Hybrid Appraisal / Valuation Report Date: 11/XX/2018                                                                                                                                                                                                                                                                          Disclosure   Corrected Closing Disclosure provided on 12/XX/2018 contains a change in APR,
                                                                                                                                                                                                 [2] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors                                                                                                                                                                                                                                                                          loan product or addition of prepayment penalty and was not received by borrower at least
                                                                                                                                                                                                 and assigns", per guideline requirements.                                                                                                                                                                                                                                                                                                                      three (3) business days prior to consummation
243884891 XXX       $XXX      LA    9/XX/2018  5/XX/2018    Primary    Refinance Cash-out -   Safe Harbor  2        B        B        B        B                                                 [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection                                                                                    REVIEWER - GENERAL                                                                                                     2           B           B           B           B           [2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: ECR fees are not subject to                                                                                                                                                                                                      -
                                                                       Other                  QM                                                                                                 is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date:                                                                                    COMMENT                                                                                                                                                                            Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a  1026.43(g), per definition of prepayment penalties under 1026.32(b)(6).
                                                                                                                                                                                                 06/XX/2018                                                                                                                                                                  (2021/XX/25):                                                                                                                                                                      copy of the appraisal at least three (3) business days prior to closing, and appraisal was
                                                                                                                                                                                                 Disaster End Date: 02/XX/2021                                                                                                                                               Exception                                                                                                                                                                          not provided at or before closing. (Type:Primary/07/XX/2018)
                                                                                                                                                                                                 Disaster Name: XXX                                                                                                                                                          Explanation Updated                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                 Disaster Declaration Date: 03/XX/2021                                                                                                                                       from: Most Recent                                                                                                                                                                  provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                      Valuation Inspection                                                                                                                                                               [2] State Compliance - Louisiana Prepayment Penalty Consumer Credit Law: Unable to determine
                                                                                                                                                                                                 [3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves                                                                                        Date: 06/XX/2018                                                                                                                                                                   if loan contains an impermissible prepayment penalty due to missing information.
                                                                                                                                                                                                 months discrepancy.: Calculated PITIA months reserves of  is less than Guideline PITIA                                                                                      Disaster End Date:                                                                                                                                                                 [2] Federal Compliance - TILA NMLSR - Originator Company Not Licensed at time of
                                                                                                                                                                                                 months reserves of 6.00.                                                                                                                                                    08/XX/2020                                                                                                                                                                         Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not
                                                                                                                                                                                                 [3] Income Documentation - Income Docs Missing:: Borrower: XXX VVOE - Employment Only                                                                                       Disaster Name: XXX                                                                                                                                                                 NMLS licensed or registered at time of application.
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Fraud Report not provided                                                                                                  Disaster Declaration                                                                                                                                                               [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                         Date: 08/XX/2020                                                                                                                                                                   Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of
                                                                                                                                                                                                 [2] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors                                                                                                                                                                                                                                                                          Homeownership Counseling Organizations to borrower.
                                                                                                                                                                                                 and assigns", per guideline requirements.                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 09/XX/2018 incorrectly disclosed whether the loan contains a Prepayment Penalty. (Final/09/XX/2018)
243024746 XXX       $XXX      DE    5/XX/2019  3/XX/2019    Primary    Refinance Cash-out -   Higher       3        C        C        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.   Difference of $.14                                                                                                                                                                                        3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - (Missing Data) Last Rate Set Date: Rate lock is missing                            REVIEWER - GENERAL COMMENT (2020/XX/03): Exception Detail Updated from: Ability                                                                                                                 TILA ATR/QM
                                                                       Debt Consolidation     Priced QM                                                                                          [3] Income Documentation - Income Docs Missing:: Borrower: XXX, Borrower: XXX Third                                                                                                                                                                                                                                                                            Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan                                                                                                             to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation
                                                                                                                                                                                                 Party Verification                                                                                                                                                                                                                                                                                                                                             Designation is Higher Priced QM.                                                                                                                                                                     not provided. Due Diligence Loan Designation is Higher Priced QM.
                                                                                                                                                                                                 Third Party Verification                                                                                                                                                                                                                                                                                                                                       [2] Miscellaneous Compliance - Alternate source used for application date                                                                                                                            REVIEWER - GENERAL COMMENT (2021/XX/27): Exception Detail Updated from: Ability
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Approval not provided                                                                                                                                                                                                                                                                                         [2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day                                                                                                         to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a                                                                                                          not provided. Due Diligence Loan Designation is ATR Fail.
                                                                                                                                                                                                 [3] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match                                                                                                                                                                                                                                                                             copy of the appraisal at least three (3) business days prior to closing, and appraisal was
                                                                                                                                                                                                 calculated P&I: Note P&I of $437.76 does not match Calculated P&I of $437.62                                                                                                                                                                                                                                                                                   not provided at or before closing. (Type:Primary/04/XX/2019)
                                                                                                                                                                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                                                                             [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                 contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                     provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Homeownership Counseling Organizations to borrower.
243482311 XXX       $XXX      CT    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                                       Home Improvement                                                                                                                                                                                                                                                                                                                                                                                                                                                                         date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
243566628 XXX       $XXX      NJ    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage                                                                                                            SELLER - GENERAL COMMENT (2020/XX/17): Not Found                                GENERAL COMMENT (2020/XX/17): Not Found                                                                         Late Charge
                                                                       Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       loan contains an impermissible late charge of greater than 5.0% or a grace period less than
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    15 days.
                                                                                                                                                                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                                                                             [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                 contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                     disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                prepayment penalties are permissible in the state of New Jersey.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
243085708 XXX       $XXX      NY    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
243597298 XXX       $XXX      NY    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
243333353 XXX       $XXX      CA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
243082715 XXX       $XXX      NJ    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage                                                                                                            SELLER - GENERAL COMMENT (2020/XX/17): Not Found                                GENERAL COMMENT (2020/XX/17): Not Found                                                                         Late Charge
                                                                       Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       loan contains an impermissible late charge of greater than 5.0% or a grace period less than
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    15 days.
                                                                                                                                                                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                                                                             [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                 contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                     disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                prepayment penalties are permissible in the state of New Jersey.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
243678935 XXX       $XXX      NJ    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                           3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage                                                                                                            SELLER - GENERAL COMMENT (2020/XX/17): Not Found                                GENERAL COMMENT (2020/XX/17): Not Found                                                                         Late Charge
                                                                       Debt Consolidation                                                                                                        Position: 1                                                                                                                                                                                                                                                                                                                                                    loan contains an impermissible late charge of greater than 5.0% or a grace period less than
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                prepayment penalties are permissible in the state of New Jersey.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243535862 XXX       $XXX      MD    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                                                                                                                                                                                                                                                -
                                                                       Debt Consolidation                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: A
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                prepayment penalty is not permissible on a loan with an effective rate of interest of 8% or greater. Loan's effective rate of interest is 8.24000%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243322799 XXX       $XXX      IL    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
243857198 XXX       $XXX      NY    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests        Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine, TIL itemization not                                                                                                                                                                                                 -
                                                                       Debt Consolidation                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       requiring an LTV were run off an assumed value of a contract sales price or original loan    provided.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    amount, whichever applies.
                                                                                                                                                                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                                                                             [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                 contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $295,029.57 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $295,329.63 in the amount of $300.06.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                H-8 form was used, the H-9 form should have been used.
243858160 XXX       $XXX      MD    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                 2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                     date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
243753425 XXX       $XXX      IL    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Other
243914684 XXX       $XXX      CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       disbursement date for compliance testing.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
243025481 XXX       $XXX      NJ    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage                                                                                                            REVIEWER - GENERAL COMMENT (2020/XX/17): Not Found                                                                                                                                              Late Charge
                                                                       Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       loan contains an impermissible late charge of greater than 5.0% or a grace period less than
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                prepayment penalties are permissible in the state of New Jersey.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
243008051 XXX       $XXX      NY    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
243421250 XXX       $XXX      NY    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                                                                                                                                                                                                                                                -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
243670481 XXX       $XXX      NC    2/XX/2005  1/XX/2005    Primary    Purchase                            2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                           2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                          -
                                                                                                                                                                                                 provided                                                                                                                                                                                                                                                                                                                                                       program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
243571469 XXX       $XXX      NJ    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                           3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage                                                                                                            REVIEWER - GENERAL COMMENT (2020/XX/17): Not Found                                                                                                                                              Late Charge
                                                                       Other                                                                                                                     Position: 1                                                                                                                                                                                                                                                                                                                                                    loan contains an impermissible late charge of greater than 5.0% or a grace period less than
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
243498837 XXX       $XXX      CA    3/XX/2006  2/XX/2006    UTD        Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       disbursement date for compliance testing.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
243350530 XXX       $XXX      CA    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests        Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine reason for under                                                                                                                                                                                                     -
                                                                       Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       requiring an LTV were run off an assumed value of a contract sales price or original loan    disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $209,410.63 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $209,752.04 in the amount of $341.41.
243736960 XXX       $XXX      OR    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243168143 XXX       $XXX      NY    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
243598321 XXX       $XXX      CA    4/XX/2003  3/XX/2003    Primary    Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing                                                                                                         SELLER - GENERAL COMMENT (2020/XX/18): Not Found                                GENERAL COMMENT (2020/XX/18): Not Found                                                              Yes        TR
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance                                                                                                                                                                                                                                                                                                             Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 04/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2003, prior to three (3) business days from transaction date of 04/XX/2003.
243642973 XXX       $XXX      NY    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       disbursement date for compliance testing.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                A prepayment penalty is not permissible on a subordinate lien loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
243106223 XXX       $XXX      NJ    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage                                                                                                            SELLER - GENERAL COMMENT (2020/XX/17): Not Found                                GENERAL COMMENT (2020/XX/17): Not Found                                                                         Late Charge
                                                                       Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       loan contains an impermissible late charge of greater than 5.0% or a grace period less than
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243726513 XXX       $XXX      NJ    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage                                                                                                            REVIEWER - GENERAL COMMENT (2020/XX/18): Not Found                                                                                                                                              Late Charge
                                                                       Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       loan contains an impermissible late charge of greater than 5.0% or a grace period less than
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    15 days.
                                                                                                                                                                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                                                                             [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                                                                                                                 contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                     requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                prepayment penalties are permissible in the state of New Jersey.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243744166 XXX       $XXX      IL    12/XX/2006 11/XX/2006   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests        Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine underdisclosure due                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                requiring an LTV were run off an assumed value of a contract sales price or original loan    to missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 8.92500%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $224,519.44 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $224,723.77 in the amount of $204.33.
243662472 XXX       $XXX      IL    2/XX/2007  1/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243725360 XXX       $XXX      IL    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006.
243996531 XXX       $XXX      CA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                                                                                                                                                                                                                                                -
                                                                       Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243186153 XXX       $XXX      NJ    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage                                                                                                            REVIEWER - GENERAL COMMENT (2020/XX/17): Not Found                              GENERAL COMMENT (2020/XX/17): Not Found                                                                         Late Charge
                                                                       Debt Consolidation                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       loan contains an impermissible late charge of greater than 5.0% or a grace period less than                                                                                                          SELLER - GENERAL COMMENT (2020/XX/17): Not Found
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
243170330 XXX       $XXX      NM    11/XX/2006 10/XX/2006   Primary    Refinance Rate/Term                 3        D        D        D        D                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                           3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee                                                                                                              SELLER - GENERAL COMMENT (2020/XX/18): Not Found                                GENERAL COMMENT (2020/XX/18): Not Found                                                              Yes        TR HUD
                                                                                                                                                                                                 provided                                                                                                                                                                                                                                                                                                                                                       Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal,                                                                                                                                                                                                                                                                                                          Deficiency (UAL
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       State or Local compliance testing.                                                                                                                                                                                                                                                                                                                                                                   State)
                                                                                                                                                                                                 Position: 1
243526248 XXX       $XXX      AL    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] State Compliance - Alabama Late Charge Percent and Amount Testing: Alabama Late Charge:                                                                                                                                                                                                                                                                                                          -
                                                                       Debt Consolidation                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       Note late charge of 6.00000% exceeds state maximum of 5% or $10, whichever is greater.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
243466534 XXX       $XXX      NJ    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                           3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage                                                                                                            REVIEWER - GENERAL COMMENT (2020/XX/18): Not Found                                                                                                                                              Late Charge
                                                                       Other                                                                                                                     Position: 1                                                                                                                                                                                                                                                                                                                                                    loan contains an impermissible late charge of greater than 5.0% or a grace period less than
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
243282561 XXX       $XXX      NJ    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage                                                                                                            REVIEWER - GENERAL COMMENT (2020/XX/17): Not Found                              GENERAL COMMENT (2020/XX/17): Not Found                                                                         Late Charge
                                                                       Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       loan contains an impermissible late charge of greater than 5.0% or a grace period less than                                                                                                          SELLER - GENERAL COMMENT (2020/XX/17): Not Found
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
243505354 XXX       $XXX      NY    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    disbursement date for compliance testing.
                                                                                                                                                                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                                                                             [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                                                                                                                 contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                     requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.
243762226 XXX       $XXX      NY    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.   Missing the final policy.                                                                                                                                                                                 2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests        General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were                                                                                                                                                                                                 -
                                                                       Debt Consolidation                                                                                                        [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.   Loan file is missing the final policy.                                                                                                                                                                                                                                requiring an LTV were run off an assumed value of a contract sales price or original loan    run off an assumed value of a contract sales price or original loan amount, whichever applies.: Missing
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien Information not provided.                                                                                                                                                                                                                                             amount, whichever applies.                                                                   the appraisal.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                                                                             [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                                                 contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                     date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
243478252 XXX       $XXX      NJ    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage                                                                                                            REVIEWER - GENERAL COMMENT (2020/XX/18): Not Found                                                                                                                                              Late Charge
                                                                       Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       loan contains an impermissible late charge of greater than 5.0% or a grace period less than
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    15 days.
                                                                                                                                                                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                                                                             [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                 contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                     disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006.
243056869 XXX       $XXX      NJ    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage                                                                                                            REVIEWER - GENERAL COMMENT (2020/XX/18): Not Found                                                                                                                                              Late Charge
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            loan contains an impermissible late charge of greater than 5.0% or a grace period less than
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       15 days.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243593182 XXX       $XXX      MN    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                           2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                                                                                                                                                                                                                                                -
                                                                       Other                                                                                                                     Position: 1                                                                                                                                                                                                                                                                                                                                                    requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243191412 XXX       $XXX      OK    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243689485 XXX       $XXX      MO    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provide FACTA Credit Score Disclosure.
243555291 XXX       $XXX      CA    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                           2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                                                                                                                                                                                                                                                -
                                                                       Debt Consolidation                                                                                                        Position: 1                                                                                                                                                                                                                                                                                                                                                    requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243456855 XXX       $XXX      CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.   Missing final policy.                                                                                                                                                                                     2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests        General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were                                                                                                                                                                                                 -
                                                                       Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien Missing first mortgage information.                                                                                                                                                                                                                                   requiring an LTV were run off an assumed value of a contract sales price or original loan    run off an assumed value of a contract sales price or original loan amount, whichever applies.: Missing
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    amount, whichever applies.                                                                   the appraisal.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243278598 XXX       $XXX      NJ    9/XX/2004  8/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                           2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                                       Home Improvement                                                                                                          Position: 1                                                                                                                                                                                                                                                                                                                                                    date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243987213 XXX       $XXX      NJ    6/XX/2006  5/XX/2006    Primary    Purchase                            3        C        C        C        C                                                 [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                                                                            3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage                                                                                                            REVIEWER - GENERAL COMMENT (2020/XX/18): Not Found                                                                                                                                              Late Charge
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       loan contains an impermissible late charge of greater than 5.0% or a grace period less than
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Note Date of 06/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243759609 XXX       $XXX      MD    8/XX/2006  7/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Maximum calculated prepay of $1,327.00 exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
243716382 XXX       $XXX      NJ    5/XX/2007  4/XX/2007    Primary    Refinance Rate/Term                 3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage                                                                                                            REVIEWER - GENERAL COMMENT (2020/XX/17): Not Found                              GENERAL COMMENT (2020/XX/17): Not Found                                                                         Late Charge
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       loan contains an impermissible late charge of greater than 5.0% or a grace period less than                                                                                                          SELLER - GENERAL COMMENT (2020/XX/17): Not Found
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    15 days.
                                                                                                                                                                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                                                                             [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                                                                                                                 contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                     requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243031619 XXX       $XXX      CA    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests        Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine underdisclosure,                                                                                                                                                                                                     -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            requiring an LTV were run off an assumed value of a contract sales price or original loan    Itemization of Amount Financed not in file.
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       amount, whichever applies.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $175,815.26 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $177,019.52 in the amount of $1,204.26.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
243044070 XXX       $XXX      RI    7/XX/2007  6/XX/2007    Primary    Purchase                            3        C        C        C        C                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                           3           C           C           C           C           [3] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding                                                                                                               SELLER - GENERAL COMMENT (2020/XX/17): Not Found                                GENERAL COMMENT (2020/XX/17): Not Found                                                                         State - NC
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    High-Cost Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and                                                                                                           SELLER - GENERAL COMMENT (2020/XX/17): Not Found
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Practices Regarding High-Cost Home Loans disclosure not provided.                                                                                                                                    SELLER - GENERAL COMMENT (2020/XX/17): Not Found                                GENERAL COMMENT (2020/XX/17): Not Found
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - Rhode Island Home Loan (High Cost Analysis Not In File): Rhode Island
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Home Loan:  Loan file did not contain record(s) documenting high-cost home loan analysis.                                                                                                                                                                                            GENERAL COMMENT (2020/XX/17): Not Found
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Regarding Home Loans disclosure not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243150348 XXX       $XXX      MD    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                                                                                                                                                                                                                                                -
                                                                       Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243727180 XXX       $XXX      NY    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
243734656 XXX       $XXX      NY    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of   Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine reason for under                                                                                                                                                                                                     -
                                                                       Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as   disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $146,587.12 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $146,929.17 in the amount of $342.05.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
243921124 XXX       $XXX      NJ    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                           3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage                                                                                                            REVIEWER - GENERAL COMMENT (2020/XX/17): Not Found                              GENERAL COMMENT (2020/XX/17): Not Found                                                                         Late Charge
                                                                       Other                                                                                                                     Position: 1                                                                                                                                                                                                                                                                                                                                                    loan contains an impermissible late charge of greater than 5.0% or a grace period less than                                                                                                          SELLER - GENERAL COMMENT (2020/XX/17): Not Found
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.
243809723 XXX       $XXX      NY    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of   Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure.                                                                                                                                                                                                    -
                                                                       Debt Consolidation                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as   Itemization of finance charge was not provided.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    disbursement date for compliance testing.
                                                                                                                                                                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                                                                             [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                                                                                                                 contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                     requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $158,427.12 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $158,766.18 in the amount of $339.06.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
243724066 XXX       $XXX      NY    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
243537060 XXX       $XXX      NJ    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage                                                                                                            REVIEWER - GENERAL COMMENT (2020/XX/17): Not Found                              GENERAL COMMENT (2020/XX/17): Not Found                                                                         Late Charge
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            loan contains an impermissible late charge of greater than 5.0% or a grace period less than                                                                                                          SELLER - GENERAL COMMENT (2020/XX/17): Not Found
                                                                                                                                                                                                 [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                                                                                                                                        15 days.
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Note Date of 04/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
243914337 XXX       $XXX      NJ    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage                                                                                                            REVIEWER - GENERAL COMMENT (2020/XX/18): Not Found                                                                                                                                              Late Charge
                                                                       Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       loan contains an impermissible late charge of greater than 5.0% or a grace period less than
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                prepayment penalties are permissible in the state of New Jersey.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
243543848 XXX       $XXX      NJ    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage                                                                                                            REVIEWER - GENERAL COMMENT (2020/XX/18): Not Found                                                                                                                                              Late Charge
                                                                       Debt Consolidation                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       loan contains an impermissible late charge of greater than 5.0% or a grace period less than
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
243030556 XXX       $XXX      CA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
243930124 XXX       $XXX      NJ    12/XX/2006 11/XX/2006   Primary    Purchase                            3        C        C        C        C                                                 [3] Application / Processing - 1003 Error: First Time Home Buyer is blank.: Borrower:                                                                                                                                                                                                              3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage                                                                                                            REVIEWER - GENERAL COMMENT (2020/XX/18): Not Found                                                                                                                                              Late Charge
                                                                                                                                                                                                 XXX                                                                                                                                                                                                                                                                                                                                                            loan contains an impermissible late charge of greater than 5.0% or a grace period less than
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       15 days.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243140427 XXX       $XXX      CT    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
243173070 XXX       $XXX      CA    11/XX/2005 10/XX/2005   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                  -
243045297 XXX       $XXX      PA    11/XX/1999 11/XX/1999   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       date located in file.  Compliance tests were run using an application date of 11/XX/1999 which is 0 months prior to consummation. A lookback was performed to determine this application date.
243540772 XXX       $XXX      NV    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       disbursement date not found in file. Note Date of 11/XX/2006 used as disbursement date for
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.
243459035 XXX       $XXX      NY    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                  -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       [2] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 7.54000% contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008.
243381730 XXX       $XXX      NY    2/XX/2008  2/XX/2008    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
243983297 XXX       $XXX      NJ    6/XX/2007  3/XX/2007    Primary    Purchase                            3        C        C        C        C                                                                                                                                                                                                                                                                                                                                                    3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage                                                                                                            REVIEWER - GENERAL COMMENT (2020/XX/18): Not Found                                                                                                                                              Late Charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                loan contains an impermissible late charge of greater than 5.0% or a grace period less than
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
243627696 XXX       $XXX      NY    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008.
243116916 XXX       $XXX      NY    12/XX/2006 11/XX/2006   Primary    Purchase                            2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243136512 XXX       $XXX      NY    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
243668643 XXX       $XXX      NJ    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage                                                                                                            REVIEWER - GENERAL COMMENT (2020/XX/18): Not Found                                                                                                                                              Late Charge
                                                                       Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       loan contains an impermissible late charge of greater than 5.0% or a grace period less than
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    15 days.
                                                                                                                                                                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                                                                             [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                 contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                     disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
243650653 XXX       $XXX      TX    7/XX/2007  6/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243515614 XXX       $XXX      NY    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                                                                                                                                                                                                                                                -
                                                                       Debt Consolidation                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                A prepayment penalty is not permissible on a subordinate lien loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
243080823 XXX       $XXX      MD    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                           2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                  -
                                                                       Debt Consolidation                                                                                                        Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.
243348308 XXX       $XXX      NJ    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage                                                                                                            REVIEWER - GENERAL COMMENT (2020/XX/17): Not Found                              GENERAL COMMENT (2020/XX/17): Not Found                                                                         Late Charge
                                                                       Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       loan contains an impermissible late charge of greater than 5.0% or a grace period less than                                                                                                          SELLER - GENERAL COMMENT (2020/XX/17): Not Found
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    15 days.
                                                                                                                                                                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                                                                             [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                 contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                     disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
243478447 XXX       $XXX      NJ    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage                                                                                                            REVIEWER - GENERAL COMMENT (2020/XX/18): Not Found                                                                                                                                              Late Charge
                                                                       Debt Consolidation                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       loan contains an impermissible late charge of greater than 5.0% or a grace period less than
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243930073 XXX       $XXX      NJ    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage                                                                                                            SELLER - GENERAL COMMENT (2020/XX/17): Not Found                                GENERAL COMMENT (2020/XX/17): Not Found                                                                         Late Charge
                                                                       Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       loan contains an impermissible late charge of greater than 5.0% or a grace period less than
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243925369 XXX       $XXX      NY    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                          Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due                                                                                                                                                                                                 -
                                                                       Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application   to missing Itemization of Amount Financed. Appears to be fee related
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $128,659.44 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $129,044.45 in the amount of $385.01.
243734101 XXX       $XXX      AL    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate                                                                                                                                                                                                                                                                                                                   -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243442475 XXX       $XXX      NY    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
243043710 XXX       $XXX      RI    9/XX/2007  8/XX/2007    Primary    Purchase                            3        C        C        C        C                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                           3           C           C           C           C           [3] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding                                                                                                               SELLER - GENERAL COMMENT (2020/XX/18): Not Found                                GENERAL COMMENT (2020/XX/18): Not Found                                                                         State - NC
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    High-Cost Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and                                                                                                           SELLER - GENERAL COMMENT (2020/XX/18): Not Found
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Practices Regarding High-Cost Home Loans disclosure not provided.                                                                                                                                    SELLER - GENERAL COMMENT (2020/XX/18): Not Found                                GENERAL COMMENT (2020/XX/18): Not Found
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - Rhode Island Home Loan (High Cost Analysis Not In File): Rhode Island
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Home Loan:  Loan file did not contain record(s) documenting high-cost home loan analysis.                                                                                                                                                                                            GENERAL COMMENT (2020/XX/18): Not Found
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Regarding Home Loans disclosure not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Rhode Island Prepayment Penalty Test: Rhode Island Prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Penalty: Loan prepay term of 36 months exceeds state maximum of 12 months.  Prepay language states prepay will not exceed maximum permitted by applicable law.
243742609 XXX       $XXX      NJ    8/XX/2006  7/XX/2006    Primary    Purchase                            3        C        C        C        C                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                           3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage                                                                                                            REVIEWER - GENERAL COMMENT (2020/XX/18): Not Found                                                                                                                                              Late Charge
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    loan contains an impermissible late charge of greater than 5.0% or a grace period less than
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243172829 XXX       $XXX      NJ    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage                                                                                                            SELLER - GENERAL COMMENT (2020/XX/28): Not found                                GENERAL COMMENT (2020/XX/28): Not found                                                                         Late Charge
                                                                       Debt Consolidation                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       loan contains an impermissible late charge of greater than 5.0% or a grace period less than
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243605760 XXX       $XXX      NY    6/XX/2007  5/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                           2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243239264 XXX       $XXX      NJ    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage                                                                                                            REVIEWER - GENERAL COMMENT (2020/XX/18): Not Found                                                                                                                                              Late Charge
                                                                       Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       loan contains an impermissible late charge of greater than 5.0% or a grace period less than
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.
243961296 XXX       $XXX      NJ    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                           3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage                                                                                                            SELLER - GENERAL COMMENT (2020/XX/28): Not found                                GENERAL COMMENT (2020/XX/28): Not found                                                                         Late Charge
                                                                       Other                                                                                                                     Position: 1                                                                                                                                                                                                                                                                                                                                                    loan contains an impermissible late charge of greater than 5.0% or a grace period less than
                                                                                                                                                                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                                                                             15 days.
                                                                                                                                                                                                 contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243588165 XXX       $XXX      NJ    5/XX/2007  4/XX/2007    Primary    Purchase                            3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage                                                                                                            SELLER - GENERAL COMMENT (2020/XX/28): Not found                                GENERAL COMMENT (2020/XX/28): Not found                                                                         Late Charge
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       loan contains an impermissible late charge of greater than 5.0% or a grace period less than
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    15 days.
                                                                                                                                                                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                                                                             [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                                                                                                                 contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                     requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                prepayment penalties are permissible in the state of New Jersey.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243534224 XXX       $XXX      NJ    5/XX/2007  4/XX/2007    Primary    Purchase                            3        C        C        C        C                                                                                                                                                                                                                                                                                                                                                    3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage                                                                                                            SELLER - GENERAL COMMENT (2020/XX/17): Not Found                                GENERAL COMMENT (2020/XX/17): Not Found                                                                         Late Charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                loan contains an impermissible late charge of greater than 5.0% or a grace period less than
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
243147511 XXX       $XXX      NJ    5/XX/2007  4/XX/2007    Primary    Purchase                            3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage                                                                                                            SELLER - GENERAL COMMENT (2020/XX/28): Not found                                GENERAL COMMENT (2020/XX/28): Not found                                                                         Late Charge
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       loan contains an impermissible late charge of greater than 5.0% or a grace period less than
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                prepayment penalties are permissible in the state of New Jersey.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243603696 XXX       $XXX      NJ    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                           3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage                                                                                                            SELLER - GENERAL COMMENT (2020/XX/28): Not found                                GENERAL COMMENT (2020/XX/28): Not found                                                                         Late Charge
                                                                       Other                                                                                                                     Position: 1                                                                                                                                                                                                                                                                                                                                                    loan contains an impermissible late charge of greater than 5.0% or a grace period less than
                                                                                                                                                                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                                                                             15 days.
                                                                                                                                                                                                 contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                prepayment penalties are permissible in the state of New Jersey.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
243628308 XXX       $XXX      NJ    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage                                                                                                            SELLER - GENERAL COMMENT (2020/XX/17): Not Found                                GENERAL COMMENT (2020/XX/17): Not Found                                                                         Late Charge
                                                                       Debt Consolidation                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       loan contains an impermissible late charge of greater than 5.0% or a grace period less than
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243960283 XXX       $XXX      NJ    11/XX/2006 10/XX/2006   Primary    Refinance Rate/Term                 3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage                                                                                                            REVIEWER - GENERAL COMMENT (2020/XX/18): Not Found                                                                                                                                              Late Charge
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       loan contains an impermissible late charge of greater than 5.0% or a grace period less than
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                prepayment penalties are permissible in the state of New Jersey.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.
243507550 XXX       $XXX      NJ    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage                                                                                                            REVIEWER - GENERAL COMMENT (2020/XX/18): Not Found                                                                                                                                              Late Charge
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            loan contains an impermissible late charge of greater than 5.0% or a grace period less than
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       15 days.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
243170528 XXX       $XXX      NJ    7/XX/2006  6/XX/2006    Primary    Purchase                            3        C        C        C        C                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                           3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage                                                                                                            REVIEWER - GENERAL COMMENT (2020/XX/18): Not Found                                                                                                                                              Late Charge
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    loan contains an impermissible late charge of greater than 5.0% or a grace period less than
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243689430 XXX       $XXX      RI    2/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                3        C        C        C        C                                                                                                                                                                                                                                                                                                                                                    3           C           C           C           C           [3] State Compliance - Rhode Island Home Loan (Invoices for Third Party Fees Not in File -                                                                                                           SELLER - GENERAL COMMENT (2020/XX/17): Not Found                                GENERAL COMMENT (2020/XX/17): Not Found                                                                         State - NC
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Unable to Determined if Bona Fide): Rhode Island Home Loan: No documentation in loan file to confirm third party fees listed on the HUD-1.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
243397254 XXX       $XXX      NJ    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage                                                                                                                                                                                                                                                                                                            Late Charge
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            loan contains an impermissible late charge of greater than 5.0% or a grace period less than
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       15 days.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                prepayment penalties are permissible in the state of New Jersey.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
243840665 XXX       $XXX      NJ    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage                                                                                                            SELLER - GENERAL COMMENT (2020/XX/28): Not found                                GENERAL COMMENT (2020/XX/28): Not found                                                                         Late Charge
                                                                       Debt Consolidation                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       loan contains an impermissible late charge of greater than 5.0% or a grace period less than
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
243379383 XXX       $XXX      NJ    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                           3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage                                                                                                            SELLER - GENERAL COMMENT (2020/XX/28): Not found                                GENERAL COMMENT (2020/XX/28): Not found                                                                         Late Charge
                                                                       Other                                                                                                                     Position: 1                                                                                                                                                                                                                                                                                                                                                    loan contains an impermissible late charge of greater than 5.0% or a grace period less than
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
243118520 XXX       $XXX      NJ    7/XX/2006  6/XX/2006    Primary    Purchase                            3        C        C        C        C                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                           3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage                                                                                                            SELLER - GENERAL COMMENT (2020/XX/28): Not found                                GENERAL COMMENT (2020/XX/28): Not found                                                                         Late Charge
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    loan contains an impermissible late charge of greater than 5.0% or a grace period less than
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243082661 XXX       $XXX      NJ    7/XX/2006  6/XX/2006    Primary    Purchase                            3        C        C        C        C                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                           3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage                                                                                                            SELLER - GENERAL COMMENT (2020/XX/28): Not found                                GENERAL COMMENT (2020/XX/28): Not found                                                                         Late Charge
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    loan contains an impermissible late charge of greater than 5.0% or a grace period less than
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243151283 XXX       $XXX      NJ    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage                                                                                                            SELLER - GENERAL COMMENT (2020/XX/28): Not found                                GENERAL COMMENT (2020/XX/28): Not found                                                                         Late Charge
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            loan contains an impermissible late charge of greater than 5.0% or a grace period less than
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.
243180334 XXX       $XXX      NJ    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage                                                                                                            SELLER - GENERAL COMMENT (2020/XX/28): Not found                                GENERAL COMMENT (2020/XX/28): Not found                                                                         Late Charge
                                                                       Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       loan contains an impermissible late charge of greater than 5.0% or a grace period less than
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    15 days.
                                                                                                                                                                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                                                                             [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                 contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                     disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                prepayment penalties are permissible in the state of New Jersey.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
243991582 XXX       $XXX      NJ    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage                                                                                                            SELLER - GENERAL COMMENT (2020/XX/28): Not found                                GENERAL COMMENT (2020/XX/28): Not found                                                                         Late Charge
                                                                       Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       loan contains an impermissible late charge of greater than 5.0% or a grace period less than
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243603350 XXX       $XXX      NJ    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage                                                                                                            SELLER - GENERAL COMMENT (2020/XX/28): Not found                                GENERAL COMMENT (2020/XX/28): Not found                                                                         Late Charge
                                                                       Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       loan contains an impermissible late charge of greater than 5.0% or a grace period less than
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                prepayment penalties are permissible in the state of New Jersey.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
243417216 XXX       $XXX      NJ    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                           3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage                                                                                                            SELLER - GENERAL COMMENT (2020/XX/28): Not found                                GENERAL COMMENT (2020/XX/28): Not found                                                                         Late Charge
                                                                       Other                                                                                                                     Position: 1                                                                                                                                                                                                                                                                                                                                                    loan contains an impermissible late charge of greater than 5.0% or a grace period less than
                                                                                                                                                                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                                                                             15 days.
                                                                                                                                                                                                 contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
243796769 XXX       $XXX      TX    1/XX/2001  12/XX/2000   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi    Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose an                                                                                                                                                                                                      -
                                                                                                                                                                                                 [3] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match                                                                                                                                                                                                                                                                             (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to  Attorney fee of $299 as a prepaid finance charge.
                                                                                                                                                                                                 calculated P&I: Note P&I of $712.28 does not match Calculated P&I of $712.31                                                                                                                                                                                                                                                                                   determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $187,331.68 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $187,642.94 in the amount of $311.26.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2001, prior to three (3) business days from transaction date of 01/XX/2001.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.
243827315 XXX       $XXX      NJ    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee                                                                                                              SELLER - GENERAL COMMENT (2020/XX/28): Not found                                GENERAL COMMENT (2020/XX/28): Not found                                                              Yes        TR HUD
                                                                       Debt Consolidation                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal,                                                                                                                                                                                                                                                                                                          Deficiency (UAL
                                                                                                                                                                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                                                                             State or Local compliance testing.                                                                                                                                                                                                                                                                                                                                                                   State)
                                                                                                                                                                                                 contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                     [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                loan contains an impermissible late charge of greater than 5.0% or a grace period less than
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
243878989 XXX       $XXX      NJ    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage                                                                                                            SELLER - GENERAL COMMENT (2020/XX/28): Not found                                GENERAL COMMENT (2020/XX/28): Not found                                                                         Late Charge
                                                                       Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       loan contains an impermissible late charge of greater than 5.0% or a grace period less than
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                prepayment penalties are permissible in the state of New Jersey.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243686488 XXX       $XXX      NJ    10/XX/2007 8/XX/2007    Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage                                                                                                            SELLER - GENERAL COMMENT (2020/XX/28): Not found                                GENERAL COMMENT (2020/XX/28): Not found                                                                         Late Charge
                                                                       Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       loan contains an impermissible late charge of greater than 5.0% or a grace period less than
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    15 days.
                                                                                                                                                                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                                                                             [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                 contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                     disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
243302065 XXX       $XXX      NJ    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage                                                                                                            SELLER - GENERAL COMMENT (2020/XX/28): Not found                                GENERAL COMMENT (2020/XX/28): Not found                                                                         Late Charge
                                                                       Debt Consolidation                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       loan contains an impermissible late charge of greater than 5.0% or a grace period less than
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
243202853 XXX       $XXX      NJ    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage    Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due SELLER - GENERAL COMMENT (2020/XX/28): Not found                                GENERAL COMMENT (2020/XX/28): Not found                                                                         Late Charge
                                                                       Debt Consolidation                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       loan contains an impermissible late charge of greater than 5.0% or a grace period less than  to missing Itemization of Amount Financed.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    15 days.
                                                                                                                                                                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                                                                             [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                 contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                     disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $127,424.00 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $127,685.58 in the amount of $261.58.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006.
243771116 XXX       $XXX      NJ    8/XX/2007  7/XX/2007    Primary    Purchase                            3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage                                                                                                            SELLER - GENERAL COMMENT (2020/XX/28): Not found                                GENERAL COMMENT (2020/XX/28): Not found                                                                         Late Charge
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       loan contains an impermissible late charge of greater than 5.0% or a grace period less than
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243465850 XXX       $XXX      NJ    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage                                                                                                            SELLER - GENERAL COMMENT (2020/XX/28): Not found                                GENERAL COMMENT (2020/XX/28): Not found                                                                         Late Charge
                                                                       Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       loan contains an impermissible late charge of greater than 5.0% or a grace period less than
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243701833 XXX       $XXX      NJ    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Application / Processing - Missing Document: Missing Final 1003                      Missing lien information.                                                                                                                                                                                 3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage    General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were SELLER - GENERAL COMMENT (2020/XX/28): Not found                                GENERAL COMMENT (2020/XX/28): Not found                                                                         Late Charge
                                                                       Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       loan contains an impermissible late charge of greater than 5.0% or a grace period less than  run off an assumed value of a contract sales price or original loan amount, whichever applies.: Loan
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    15 days.                                                                                     file is missing the appraasial.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243200512 XXX       $XXX      NJ    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage                                                                                                            SELLER - GENERAL COMMENT (2020/XX/28): Not found                                GENERAL COMMENT (2020/XX/28): Not found                                                                         Late Charge
                                                                       Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       loan contains an impermissible late charge of greater than 5.0% or a grace period less than
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243300472 XXX       $XXX      NJ    12/XX/2006 10/XX/2006   Primary    Purchase                            3        C        C        C        C                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage    Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose         SELLER - GENERAL COMMENT (2020/XX/28): Not found                                GENERAL COMMENT (2020/XX/28): Not found                                                                         Late Charge
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       loan contains an impermissible late charge of greater than 5.0% or a grace period less than  Settlement fee of $250 as prepaid finance charge.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $88,351.11 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $88,601.15 in the amount of $250.04.
243082644 XXX       $XXX      NJ    11/XX/2006 10/XX/2006   Primary    Purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
243860476 XXX       $XXX      NJ    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage                                                                                                            SELLER - GENERAL COMMENT (2020/XX/28): Not found                                GENERAL COMMENT (2020/XX/28): Not found                                                                         Late Charge
                                                                       Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       loan contains an impermissible late charge of greater than 5.0% or a grace period less than
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006.
243101132 XXX       $XXX      NJ    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                           3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage                                                                                                            SELLER - GENERAL COMMENT (2020/XX/28): Not found                                GENERAL COMMENT (2020/XX/28): Not found                                                                         Late Charge
                                                                       Other                                                                                                                     Position: 1                                                                                                                                                                                                                                                                                                                                                    loan contains an impermissible late charge of greater than 5.0% or a grace period less than
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                prepayment penalties are permissible in the state of New Jersey.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
243373671 XXX       $XXX      NJ    4/XX/2007  3/XX/2007    Primary    Purchase                            3        C        C        C        C                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                           3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage                                                                                                            SELLER - GENERAL COMMENT (2020/XX/28): Not found                                GENERAL COMMENT (2020/XX/28): Not found                                                                         Late Charge
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    loan contains an impermissible late charge of greater than 5.0% or a grace period less than
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243682783 XXX       $XXX      NJ    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage                                                                                                                                                                                                                                                                                                            Late Charge
                                                                       Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       loan contains an impermissible late charge of greater than 5.0% or a grace period less than
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
243402168 XXX       $XXX      TX    8/XX/1999  7/XX/1999    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                          Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine underdisclosure due                                                                                                                                                                                                  -
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application   to missing Itemization of Financed Fees.
                                                                                                                                                                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                       date located in file.  Compliance tests were run using an application date of 07/XX/1999
                                                                                                                                                                                                 provided                                                                                                                                                                                                                                                                                                                                                       which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $151,460.29 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $151,742.97 in the amount of $282.68.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/1999, prior to three (3) business days from transaction date of 08/XX/1999.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.
243285235 XXX       $XXX      RI    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                           3           C           C           C           C           [3] State Compliance - Rhode Island Home Loan (Invoices for Third Party Fees Not in File -                                                                                                                                                                                                                                                                                                           State - NC
                                                                       Other                                                                                                                     Position: 1                                                                                                                                                                                                                                                                                                                                                    Unable to Determined if Bona Fide): Rhode Island Home Loan: No documentation in loan file to confirm third party fees listed on the HUD-1.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Rhode Island Prepayment Penalty NonPurchase Test: Rhode Island
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Prepayment Penalty:  Non-purchase loan contains a prepayment penalty which was not disclosed to the borrower in writing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.
243606515 XXX       $XXX      NJ    2/XX/2007  1/XX/2007    Primary    Purchase                            3        C        C        C        C                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                           3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage                                                                                                            SELLER - GENERAL COMMENT (2020/XX/28): Not found                                GENERAL COMMENT (2020/XX/28): Not found                                                                         Late Charge
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    loan contains an impermissible late charge of greater than 5.0% or a grace period less than
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243962947 XXX       $XXX      NJ    4/XX/2006  3/XX/2006    Primary    Purchase                            3        D        D        D        D                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                           3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee                                                                                                              SELLER - GENERAL COMMENT (2020/XX/28): Not found                                GENERAL COMMENT (2020/XX/28): Unable to clear, trailing documents do not contain                     Yes        TR HUD
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal,                                                                                                          REVIEWER - GENERAL COMMENT (2020/XX/28): Unable to clear, trailing documents do disbursement date.                                                                                              Deficiency (UAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                State or Local compliance testing.                                                                                                                                                                   not contain disbursement date.                                                                                                                                                                  State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage                                                                                                            SELLER - GENERAL COMMENT (2020/XX/28): Unable to clear, trailing documents do   GENERAL COMMENT (2020/XX/28): Not found
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                loan contains an impermissible late charge of greater than 5.0% or a grace period less than                                                                                                          not contain disbursement date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243308222 XXX       $XXX      NJ    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage                                                                                                                                                                                                                                                                                                            Late Charge
                                                                       Debt Consolidation                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       loan contains an impermissible late charge of greater than 5.0% or a grace period less than
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.
243309632 XXX       $XXX      NJ    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage                                                                                                            REVIEWER - GENERAL COMMENT (2020/XX/17): Not Found                              GENERAL COMMENT (2020/XX/17): Not Found                                                                         Late Charge
                                                                       Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       loan contains an impermissible late charge of greater than 5.0% or a grace period less than                                                                                                          SELLER - GENERAL COMMENT (2020/XX/17): Not Found
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243424783 XXX       $XXX      NJ    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                           3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage                                                                                                            SELLER - GENERAL COMMENT (2020/XX/28): Not found                                GENERAL COMMENT (2020/XX/28): Not found                                                                         Late Charge
                                                                       Other                                                                                                                     Position: 1                                                                                                                                                                                                                                                                                                                                                    loan contains an impermissible late charge of greater than 5.0% or a grace period less than
                                                                                                                                                                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                                                                             15 days.
                                                                                                                                                                                                 contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243432893 XXX       $XXX      NJ    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage                                                                                                            SELLER - GENERAL COMMENT (2020/XX/28): Not found                                GENERAL COMMENT (2020/XX/28): Not found                                                                         Late Charge
                                                                       Debt Consolidation                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       loan contains an impermissible late charge of greater than 5.0% or a grace period less than
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    15 days.
                                                                                                                                                                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                                                                             [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                                                                                                                 contain the following clauses:: Holder's right to foreclose, Homestead Exemption Waiver                                                                                                                                                                                                                                                                        requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                prepayment penalties are permissible in the state of New Jersey.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243085465 XXX       $XXX      NJ    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage                                                                                                            SELLER - GENERAL COMMENT (2020/XX/28): Not found                                GENERAL COMMENT (2020/XX/28): Not found                                                                         Late Charge
                                                                       Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       loan contains an impermissible late charge of greater than 5.0% or a grace period less than
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243398153 XXX       $XXX      NJ    11/XX/2006 10/XX/2006   Primary    Purchase                            3        C        C        C        C                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                           3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage                                                                                                            SELLER - GENERAL COMMENT (2020/XX/28): Not found                                GENERAL COMMENT (2020/XX/28): Not found                                                                         Late Charge
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    loan contains an impermissible late charge of greater than 5.0% or a grace period less than
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243423179 XXX       $XXX      NJ    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage                                                                                                            SELLER - GENERAL COMMENT (2020/XX/28): Not found                                GENERAL COMMENT (2020/XX/28): Not found                                                                         Late Charge
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan contains an impermissible late charge of greater than 5.0% or a grace period less than
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243606577 XXX       $XXX      NJ    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                3        C        C        C        C                                                                                                                                                                                                                                                                                                                                                    3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage                                                                                                                                                                                                                                                                                                            Late Charge
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       loan contains an impermissible late charge of greater than 5.0% or a grace period less than
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                15 days.
243752275 XXX       $XXX      NJ    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage                                                                                                            SELLER - GENERAL COMMENT (2020/XX/28): Not found                                GENERAL COMMENT (2020/XX/28): Not found                                                                         Late Charge
                                                                       Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       loan contains an impermissible late charge of greater than 5.0% or a grace period less than
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    15 days.
                                                                                                                                                                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                                                                             [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                 contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                     disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                prepayment penalties are permissible in the state of New Jersey.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
243637563 XXX       $XXX      NJ    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage                                                                                                            SELLER - GENERAL COMMENT (2020/XX/17): Not Found                                GENERAL COMMENT (2020/XX/17): Not Found                                                                         Late Charge
                                                                       Debt Consolidation                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       loan contains an impermissible late charge of greater than 5.0% or a grace period less than
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
243639067 XXX       $XXX      NJ    11/XX/2005 10/XX/2005   Primary    Refinance UTD                       3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing                                                                                                                                                                                                                                                                                                  Yes        TR
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                          Indeterminable
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       compliance testing is unreliable.                                                                                                                                                                                                                                                                                                                                                                    (UAL State)
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                loan contains an impermissible late charge of greater than 5.0% or a grace period less than
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                10/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243810205 XXX       $XXX      TX    7/XX/2003  6/XX/2003    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                          Federal Compliance - Final TIL Finance Charge Under Disclosed: The under disclosure is due to the                                                                                                                                                                                                       -
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application   difference between P&I payments on the payment stream.
                                                                                                                                                                                                 [3] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match                                                                                                                                                                                                                                                                             date located in file.  Compliance tests were run using an application date of 06/XX/2003
                                                                                                                                                                                                 calculated P&I: Note P&I of $312.20 does not match Calculated P&I of $332.30                                                                                                                                                                                                                                                                                   which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lending Act:  Final TIL APR of 8.31370% is underdisclosed from calculated APR of 8.99622%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                outside of 0.125% tolerance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $71,120.77 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $78,351.81 in the amount of $7,231.04.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.
243846357 XXX       $XXX      IN    2/XX/1990  1/XX/1990    Primary    Purchase                            3        D        D        D        D                                                 [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing                                                                                                                                                                                                                                                                                                  No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                          Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 02/XX/1990 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
243530731 XXX       $XXX      IN    2/XX/1994  1/XX/1994    Primary    UTD UTD                             3        D        D        D        D                                                 [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing                                                                                                                                                                                                                                                                                                  No         TNR Testing Not
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                          Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 02/XX/1994 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                01/XX/1994 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
243477686 XXX       $XXX      CA    2/XX/1997  1/XX/1997    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
243476955 XXX       $XXX      IN    12/XX/1997 11/XX/1997   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 12/XX/1997 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date.
243639855 XXX       $XXX      OR    3/XX/2003  2/XX/2003    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
243711313 XXX       $XXX      GA    5/XX/2003  1/XX/2003    Primary    Purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
243055766 XXX       $XXX      CA    5/XX/2003  4/XX/2003    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
243495522 XXX       $XXX      NY    7/XX/2003  5/XX/2003    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                                                                                                                                                                                                           -
243937294 XXX       $XXX      TX    8/XX/2003  7/XX/2003    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type:                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                 Stated / Valuation Report Date: <empty>                                                                                                                                                                                                                                                                                                                        date located in file.  Compliance tests were run using an application date of 07/XX/2003
                                                                                                                                                                                                 [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                                                                                                                                        which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
243845874 XXX       $XXX      FL    7/XX/2003  6/XX/2003    Primary    Purchase                            2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                           2           B           B           B           B           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:     Federal Compliance - Final TIL Finance Charge Under Disclosed: Final TIL disclosed MI dropping off                                                                                                                                                                                                      -
                                                                                                                                                                                                 provided                                                                                                                                                                                                                                                                                                                                                       Final TIL Finance Charge of $182,067.06 is underdisclosed from calculated Finance Charge of  after 150 months, however the calculated TIL reflects MI dropping off after 151 months.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $182,167.86 in the amount of $100.80.
243177841 XXX       $XXX      FL    9/XX/2003  8/XX/2003    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243773861 XXX       $XXX      LA    9/XX/2003  8/XX/2003    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 09/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                in Lending Act: Final TIL was not provided to the borrower by closing.
243681120 XXX       $XXX      FL    10/XX/2003 9/XX/2003    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
243866766 XXX       $XXX      VA    10/XX/2003 10/XX/2003   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type:                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application   Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose the                                                                                                                                                                                                     -
                                                                                                                                                                                                 Stated / Valuation Report Date: 10/XX/2003                                                                                                                                                                                                                                                                                                                     date located in file.  Compliance tests were run using an application date of 10/XX/2003     courier fee of $86.39 as prepaid finance charges.
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $197,785.01 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $197,871.04 in the amount of $86.03.
243885814 XXX       $XXX      MA    11/XX/2003 10/XX/2003   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
243105297 XXX       $XXX      NY    12/XX/2003 11/XX/2003   Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
243149797 XXX       $XXX      MD    9/XX/2004  9/XX/2004    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan  Federal Compliance - Final TIL Finance Charge Under Disclosed: Approval indicates index value used was  REVIEWER - GENERAL COMMENT (2020/XX/29): Updated from: Maryland Prepayment                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                program disclosure not provided to the borrower.                                             1.463%, the closest index value available in our look-back period is 1.595%.                            Penalty:  Prepayment penalty not permissible by state law; however Note or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty:                                                                                                                Prepay Addendum provides specific language that prepay will not exceed maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Maximum calculated prepay of $6,014.97 exceeds the state maximum of 2 months interest                                                                                                                permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                calculated on 2/3 of the original balance ($XXX).  Prepay language states prepay will not                                                                                                            REVIEWER - GENERAL COMMENT (2020/XX/29): Updated from: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                exceed maximum permitted by applicable law.                                                                                                                                                          Final TIL Finance Charge of $206,325.88 is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:                                                                                                             Finance Charge of $215,522.50 in the amount of $9,196.62.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $206,325.88 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $210,436.64 in the amount of $4,110.76.
243923123 XXX       $XXX      CA    11/XX/2004 10/XX/2004   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243482992 XXX       $XXX      CA    12/XX/2004 11/XX/2004   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                          REVIEWER - GENERAL COMMENT (2020/XX/29): Updated from: California Prepayment                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                program disclosure not provided to the borrower.                                                                                                                                                     Penalty:  Loan may contain an impermissible prepayment penalty greater than 6
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum                                                                                                         months interest on the amount prepaid in excess of 20% of the original amount,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan                                                                                                         depending on the lender's license type.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                contracts for maximum calculated prepay of $9,750.00, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
243188913 XXX       $XXX      FL    1/XX/2005  10/XX/2004   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:      Federal Compliance - Final TIL Finance Charge Under Disclosed: It appears a lower Index was used at                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL APR of 4.78000% is underdisclosed from calculated APR of 5.09913% outside of       origination than the 2.94% Index available within the look-back period.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                0.125% tolerance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $160,747.83 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $175,588.41 in the amount of $14,840.58.
243697914 XXX       $XXX      WA    2/XX/2005  2/XX/2005    Primary    Purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
243679363 XXX       $XXX      DE    2/XX/2005  1/XX/2005    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243905811 XXX       $XXX      VA    4/XX/2005  3/XX/2005    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Without Notice): Virginia Mortgage Lender and Broker Act:  Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.
243438479 XXX       $XXX      NJ    8/XX/2005  7/XX/2005    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan  Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                program disclosure not provided to the borrower within three (3) days of application.        notice of settlement fee of $80.00, service charges of $150.00, a courier fee of $75.00 and did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not   disclose an additional attorney fee of $100.00 as prepaid finance charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $425,027.90 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $425,228.56 in the amount of $200.66.
243762423 XXX       $XXX      CA    1/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.
243843583 XXX       $XXX      IL    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
243162252 XXX       $XXX      NY    7/XX/2006  6/XX/2006    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                                                 provided                                                                                                                                                                                                                                                                                                                                                       date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243675076 XXX       $XXX      SC    9/XX/2006  8/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application   Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                date located in file.  Compliance tests were run using an application date of 08/XX/2006     to missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - South Carolina Home Loan (No Tangible Net Benefit): South Carolina
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Home Loan: Mortgage loan refinanced within 42 months of previous loan without a tangible net benefit to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $224,639.18 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $224,676.07 in the amount of $36.89.
243400952 XXX       $XXX      FL    12/XX/2006 11/XX/2006   Primary    Purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
243897654 XXX       $XXX      FL    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243992304 XXX       $XXX      CA    3/XX/2007  2/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
243797633 XXX       $XXX      TX    3/XX/2007  3/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
243313312 XXX       $XXX      TX    4/XX/2007  3/XX/2007    Investment Purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
243866250 XXX       $XXX      NJ    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan  Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine due to missing TIL                                                                                                                                                                                                   -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower within three (3) days of application.        Itemization.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $476,786.02 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $476,836.02 in the amount of $50.00.
243085019 XXX       $XXX      CT    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate                                                                                                                                                                                                                                                                                                                   -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243462711 XXX       $XXX      FL    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
243105789 XXX       $XXX      NY    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate           Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine the under disclosure                                                                                                                                                                                                 -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days due to missing Itemization of amount financed prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $852,783.78 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $853,820.98 in the amount of $1,037.20.
243987567 XXX       $XXX      FL    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
243633909 XXX       $XXX      MO    11/XX/2007 10/XX/2007   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application   Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine reason for fee under                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                date located in file.  Compliance tests were run using an application date of 10/XX/2007     disclosure due to missing Final TIL itemization.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $220,730.17 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $221,165.17 in the amount of $435.00.
243460091 XXX       $XXX      FL    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application   Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine underdisclosure due                                                                                                                                                                                                  -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    date located in file.  Compliance tests were run using an application date of 11/XX/2007     to missing Itemization of Amount Financed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $191,630.34 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $191,682.83 in the amount of $52.49.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
243256557 XXX       $XXX      AL    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                  -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
243598260 XXX       $XXX      NJ    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
243828919 XXX       $XXX      LA    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not   Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due                                                                                                                                                                                                 -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provide FACTA Credit Score Disclosure.                                                       to missing the TIL itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Louisiana Late Charge Percent Testing: Louisiana Late Charge: Note
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $196,328.96 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $196,681.00 in the amount of $352.04.
243486873 XXX       $XXX      CA    4/XX/2008  2/XX/2008    Primary    Refinance Rate/Term                 1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
243943296 XXX       $XXX      IL    7/XX/2008  6/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
243397029 XXX       $XXX      IL    1/XX/2011  1/XX/2011    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type:                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not   Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine source of                                                                                                                                                                                                            -
                                                                                                                                                                                                 Stated / Valuation Report Date: <empty>                                                                                                                                                                                                                                                                                                                        provide FACTA Credit Score Disclosure.                                                       under-disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                 [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                                                                                                                                        [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage Licensing Act: NMLSR information not present on loan application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $337,233.19 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $337,628.11 in the amount of $394.92.
243364459 XXX       $XXX      FL    3/XX/2012  2/XX/2012    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
243951665 XXX       $XXX      AZ    6/XX/2012  3/XX/2012    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA (2010)   GFE column on HUD Comparison Chart Inaccurate: RESPA Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to apply the $395.00 lender                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (2010)   GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.     credit on line 206 of the HUD due to missing the credit itemization.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Loan Amount on Final GFE does not match Note.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Initial payment on GFE does not match actual payment on loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Statement.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $167,764.15 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $167,819.20 in the amount of $55.05.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
243586066 XXX       $XXX      PA    10/XX/2012 7/XX/2012    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Loan Amount on Final GFE does not match Note.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Initial payment on GFE does not match actual payment on loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage Licensing Act: NMLSR information not present on loan application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
243410059 XXX       $XXX      FL    6/XX/2013  4/XX/2013    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not   Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.                                                       to missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage Licensing Act: NMLSR information not present on loan application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lending Act:  Final TIL APR of 3.99900% is underdisclosed from calculated APR of 4.13534%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                outside of 0.125% tolerance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $55,230.07 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $56,650.25 in the amount of $1,420.18.
243219909 XXX       $XXX      TX    5/XX/2014  4/XX/2014    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA        Subject HARP transaction was approved without an appraisal, however two valuation                                                                         [1] Appraisal    Subject HARP    REVIEWER -     2           B           B           B           B           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same                                                                                                                                                                                                                                                                                                               -
                                                                                              SHQM                                                                                               Disaster area and has not been inspected.: Disaster Name: XXX                            products will be required for securitization.                                                                                                             Documentation -  transaction was GENERAL                                                                    Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to
                                                                                              (GSE/Agency                                                                                        Disaster Declaration Date: 05/XX/2015                                                                                                                                                                                                              Loan is to go    approved        COMMENT                                                                    Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The
                                                                                              Eligible)                                                                                          Disaster End Date:  06/XX/2015                                                                                                                                                                                                                     into a           without an      (2020-01-24):                                                              H-8 form was used, the H-9 form should have been used.
                                                                                                                                                                                                 [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                             securitization,  appraisal,      Regraded to
                                                                                                                                                                                                                                                                                                                                                                                                                                                    and full         however two     EV1
                                                                                                                                                                                                                                                                                                                                                                                                                                                    appraisal was    valuation
                                                                                                                                                                                                                                                                                                                                                                                                                                                    not provided.    products will
                                                                                                                                                                                                                                                                                                                                                                                                                                                                     be required for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                     securitization.
243452566 XXX       $XXX      TX    12/XX/2014 11/XX/2014   Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection                                                                                                                                                                                                           2           B           B           B           B           [2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date                                                                                                                                                                                                    -
                                                                                              SHQM                                                                                               is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date:                                                                                                                                                                                                                                                                       Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for     Inaccurate (ARM loan): Column for Initial Term on final Truth in Lending statement is indicated as "0
                                                                                              (GSE/Agency                                                                                        11/XX/2014                                                                                                                                                                                                                                                                                                                                                     estimate of charges and terms for all other settlement charges.                              Months" which does not match Note fixed payment term of 84.
                                                                                              Eligible)                                                                                          Disaster End Date: 09/XX/2019                                                                                                                                                                                                                                                                                                                                  [2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Introductory Period Inaccurate:
                                                                                                                                                                                                 Disaster Name: XXX                                                                                                                                                                                                                                                                                                                                             Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First     Column for Initial Term on final Truth in Lending statement is indicated as "0 Months" which does not
                                                                                                                                                                                                 Disaster Declaration Date: 10/XX/2019                                                                                                                                                                                                                                                                                                                          Five Years" date on the Final TIL does not match the date on which the first regular         match Note fixed payment term of 84.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                periodic payment will be due and the earliest date on which that rate may apply.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Introductory
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Period Inaccurate: Truth in Lending Act (MDIA 2011): Adjustable rate introductory period on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL does not match introductory period for the loan.
243063932 XXX       $XXX      FL    1/XX/2014  12/XX/2013   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type:                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0%                                                                                                                                                                                                                                                                                                         -
                                                                                                                                                                                                 Stated / Valuation Report Date: <empty>                                                                                                                                                                                                                                                                                                                        tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
                                                                                                                                                                                                 [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement
                                                                                                                                                                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                       Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                 provided                                                                                                                                                                                                                                                                                                                                                       Statement.
243376438 XXX       $XXX      NY    5/XX/2006  4/XX/2006    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection                                                                                                                                                                                                           2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                 is dated prior to the most recent FEMA disaster.: Disaster Date: 11/XX/2012                                                                                                                                                                                                                                                                                    requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                 Inspection Date:                                                                                                                                                                                                                                                                                                                                               [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
243569122 XXX       $XXX      CA    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/XX/2006.
243847821 XXX       $XXX      CA    6/XX/2001  5/XX/2001    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection                                                                                                                                                                                                           2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                        is dated prior to the most recent FEMA disaster.: Disaster Date: 11/XX/2008                                                                                                                                                                                                                                                                                    requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                 Inspection Date: 04/XX/2001                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  5/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/XX/2001.
243902162 XXX       $XXX      GA    3/XX/2006  2/XX/2006    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  2/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  9/XX/2005.
243942175 XXX       $XXX      NJ    12/XX/2007 11/XX/2007   Primary    Refinance Rate/Term                 1        A        A        A        A                                                 [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection                                                                                                                                                                                                           1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                 is dated prior to the most recent FEMA disaster.: Disaster Date: 11/XX/2012
                                                                                                                                                                                                 Inspection Date:
243555031 XXX       $XXX      MI    12/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection                                                                                                                                                                                                           2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                               -
                                                                       Other                                                                                                                     is dated prior to the most recent FEMA disaster.: Disaster Date: 08/XX/2014                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                 Inspection Date:                                                                                                                                                                                                                                                                                                                                               [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
243772969 XXX       $XXX      NJ    5/XX/2005  4/XX/2005    Primary    Purchase                            1        A        A        A        A                                                 [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection                                                                                                                                                                                                           1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                 is dated prior to the most recent FEMA disaster.: Disaster Date: 11/XX/2012
                                                                                                                                                                                                 Inspection Date:
243435354 XXX       $XXX      FL    1/XX/2007  1/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection                                                                                                                                                                                                           2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                               -
                                                                                                                                                                                                 is dated prior to the most recent FEMA disaster.: Disaster Date: 09/XX/2008                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                 Inspection Date: 01/XX/2007                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
243782342 XXX       $XXX      CO    4/XX/2004  3/XX/2004    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA                                                                                                                                                                                                                  3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing                                                                                                                                                                                                                                                                                                  Yes        TR
                                                                       Other                                                                                                                     Disaster area and has not been inspected.: FEMA Disaster Date:  09/XX/2013                                                                                                                                                                                                                                                                                     Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                          Indeterminable
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                compliance testing is unreliable.
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                3/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                this application date.   The final date used for testing was 10/XX/2003.  Due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
243785605 XXX       $XXX      AZ    5/XX/2021  11/XX/2020   Primary    Purchase               Temporary    2        B        B        B        B                                                 [3] Guideline Issue - Aged document: Asset Account date is more than 90 days prior to    Per Fannie Mae Guidelines:  We are modifying age of document requirements from                                                                                                                            2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided     SELLER - GENERAL COMMENT (2021/XX/28): Disagree: Seller specific Closing        GENERAL COMMENT (2021/XX/28): Disagree: Per XXX internal systems initial application                            -
                                                                                              SHQM                                                                                               Closing.: Financial Institution: XXX // Account Type: Stocks / Account Number: XXXX      four months (120 days) to two months (60 days) for most income and asset                                                                                                                                                                                              [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not   Within 3 Business Days of Application: List of Homeownership Counseling Organizations not provided to   Disclosure issued 4/XX/2021 including Seller's Transaction information was      date (RESPA/REG B timer restarted) was 1/XX/2021. Initial LE was disclosed timely on
                                                                                              (GSE/Agency                                                                                        [3] Income Documentation - The verification of employment is required and was not found  documentation. If an asset account is reported on a quarterly basis, the lender                                                                                                                                                                                       Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not      applicant within three (3) business days of application.                                                provided and matched Final borrower Closing Disclosure. Seller did not pay any  1/XX/2021. Pre-approval occurred on 11/XX/2020 but all 6 of the required pieces of
                                                                                              Eligible)                                                                                          in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start      must obtain the most recently issued quarterly statement. Statement date                                                                                                                                                                                              provide Affiliated Business Arrangement Disclosure to applicant within three (3) business    Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: Missing initial loan application          of the borrower closing fees. Please see attached document.                     information were not present until 1/XX/2021. This is not a testing defect. No
                                                                                                                                                                                                 Date: 04/XX/2014                                                                         12/XX/2020                                                                                                                                                                                                                                                            days of application.                                                                         Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien:    REVIEWER - GENERAL COMMENT (2021/XX/28): Verified no fees paid by seller on     corrective action required. Please see attached document.
                                                                                                                                                                                                 [3] Guideline Issue - This loan closed during the COVID-19 affected timeframe.  Asset    NA for previous employment                                                                                                                                                                                                                                            [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations   Seller CD did not disclose any fees paid.                                                               Seller CD or Borrower CD
                                                                                                                                                                                                 Account date is more than 60 days prior to the Note date or notary date.: Financial      Per Fannie mae guidelines: We are modifying age of document requirements from four                                                                                                                                                                                    Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): Federal Compliance - TRID Loan Estimate Timing: Loan Estimate not delivered or placed in the mail to    SELLER - GENERAL COMMENT (2021/XX/28): Disagree: Per XXX internal systems       GENERAL COMMENT (2021/XX/28): Disagree: Seller specific Closing Disclosure issued
                                                                                                                                                                                                 Institution: XXX // Account Type: Gift Funds / Account Number: XXXX, Financial           months (120 days) to two months (60 days) for most income and asset documentation.                                                                                                                                                                                    List of Homeownership Counseling Organizations not provided to applicant within three (3)    Borrower(s) within three (3) business days of application.                                              initial application date (RESPA/REG B timer restarted) was 1/XX/2021. Initial   4/XX/2021 including Seller's Transaction information was provided and matched Final
                                                                                                                                                                                                 Institution: XXX // Account Type: Stocks / Account Number: XXXX Note Date: 05/XX/2021;   If an asset account is reported on a quarterly basis, the lender must obtain the                                                                                                                                                                                      business days of application.                                                                                                                                                                        LE was disclosed timely on 1/XX/2021. Pre-approval occurred on 11/XX/2020 but   borrower Closing Disclosure. Seller did not pay any of the borrower closing fees.
                                                                                                                                                                                                 Notary Date: 05/XX/2021                                                                  most recently issued quarterly statement. Statement date 12/XX/2020                                                                                                                                                                                                   [2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not                                                                                                               all 6 of the required pieces of information were not present until 1/XX/2021.   Please see attached document.
                                                                                                                                                                                                 Note Date: 05/XX/2021;  Notary Date: 05/XX/2021                                                                                                                                                                                                                                                                                                                evidence the consumer was provided with the right to receive a copy of the Appraisal                                                                                                                 This is not a testing defect. No corrective action required. Please see
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure within 3 days of the loan application date.                                                                                                                                               attached document.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence                                                                                                         REVIEWER - GENERAL COMMENT (2021/XX/28): Respa timer stated 01/XX/2021 per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                First Lien: TRID Final Closing Disclosure 05/XX/2021 on a first lien purchase transaction                                                                                                            lender internal documents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to                                                                                                         REVIEWER - CURED COMMENT (2021/XX/13): Sufficient Cure Provided At Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Borrower paid fees.) (Final/05/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/01/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $125.00 exceeds tolerance of $60.00 plus 10% or $66.00.  Sufficient or excess cure was provided to the borrower at Closing. (0)
243256708 XXX       $XXX      DC    2/XX/2021  12/XX/2020   Second     Refinance Rate/Term    Safe Harbor  3        C        C        B        B                                                 [3] Asset Documentation - Asset documentation requirements not met.                      Loan case file is ineligible for sale to Fannie Mae as it does not meet min.                                                                                                                              3           C           C           B           B           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Originator Loan Designation of Temporary SHQM   SELLER - GENERAL COMMENT (2021/XX/28): Agree: Property Condition Report and     GENERAL COMMENT (2021/XX/28): Agree: Property Condition Report and Rapid Value fees                             TILA ATR/QM
                                                            Home                              QM                                                                                                                                                                                          amount of reserves required for the subject of the second or investment property                                                                                                                                                                                      2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.                  Rapid Value fees totalling $73.50 were added on the Initial CD issued on        totalling $73.50 were added on the Initial CD issued on 01/XX/2021. Knowledge of the
                                                                                                                                                                                                                                                                                          transaction $2,142.26 and the min. amount of reserves required for any other                                                                                                                                                                                          Due Diligence Loan Designation of Safe Harbor QM.                                            Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Missing    01/XX/2021. Knowledge of the fee change was gained on 12/XX/2020. Does not meet fee change was gained on 12/XX/2020. Does not meet timing requirements. Borrower is
                                                                                                                                                                                                                                                                                          financed properties of $2,655.50. Per AUS                                                                                                                                                                                                                             [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               valid coc or cure to borrower                                                                           timing requirements. Borrower is due a refund of $73.50 to cure, along with     due a refund of $73.50 to cure, along with updated PC CD to show over tolerance credit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Missing    updated PC CD to show over tolerance credit and LOX to borrower.                and LOX to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Property valid coc or cure to borrower                                                                           SELLER - GENERAL COMMENT (2021/XX/28): Agree: Property Condition Report and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Inspection Fee.  Fee Amount of $55.00 exceeds tolerance of $0.00.  Insufficient or no cure                                                                                                           Rapid Value fees totalling $73.50 were added on the Initial CD issued on        GENERAL COMMENT (2021/XX/28): Agree: Property Condition Report and Rapid Value fees
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                was provided to the borrower. (75158)                                                                                                                                                                01/XX/2021. Knowledge of the fee change was gained on 12/XX/2020. Does not meet totalling $73.50 were added on the Initial CD issued on 01/XX/2021. Knowledge of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure                                                                                                               timing requirements. Borrower is due a refund of $73.50 to cure, along with     fee change was gained on 12/XX/2020. Does not meet timing requirements. Borrower is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for                                                                                                                  updated PC CD to show over tolerance credit and LOX to borrower.                due a refund of $73.50 to cure, along with updated PC CD to show over tolerance credit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Review Fee.  Fee Amount of $18.50 exceeds tolerance of $0.00.  Insufficient or no                                                                                                                                                                                          and LOX to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                cure was provided to the borrower. (75104)
243565810 XXX       $XXX      TX    4/XX/2021  12/XX/2020   Second     Purchase               Safe Harbor  3        C        C        B        B                                                 [3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying housing ratio     Higher HTI and DTI due to what appears to be two different rent receipts.  One set                                                                                                                        3           C           C           B           B           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Seller paid no fees on the CD or the Seller's   SELLER - GENERAL COMMENT (2021/XX/28): Disagree: Escrowed Property Costs over   GENERAL COMMENT (2021/XX/28): Disagree: Escrowed Property Costs over Year 1 amount                              TILA ATR/QM
                                                            Home                              QM                                                                                                 discrepancy.: Calculated investor qualifying housing ratio of 11.66758% exceeds AUS      for $700.00 the other for $750.00 therefore the two amounts were combined.                                                                                                                                                                                            2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    CD                                                                                                      Year 1 amount $3,137.40 is correct. Mortgage Insurance was included in the      $3,137.40 is correct. Mortgage Insurance was included in the Monthly Escrow Payment
                                                                                                                                                                                                 housing ratio of 5.63000%.                                                               Higher HTI and DTI due to what appears to be two different rent receipts.  One set                                                                                                                                                                                    Due Diligence Loan Designation of Safe Harbor QM.                                            Federal Compliance - TRID Esign Consent Agreement Status: No document confirming borrower consent to    Monthly Escrow Payment amount on page 4 of $261.45; therefore it is also        amount on page 4 of $261.45; therefore it is also included in the Escrowed Property
                                                                                                                                                                                                 [3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio  for $700.00 the other for $750.00 therefore the two amounts were combined.                                                                                                                                                                                            [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               documents                                                                                               included in the Escrowed Property Costs over Year 1 amount. $261.45 X 12 =      Costs over Year 1 amount. $261.45 X 12 = $3,137.40.
                                                                                                                                                                                                 discrepancy.: Calculated investor qualifying total debt ratio of 31.38386% exceeds AUS                                                                                                                                                                                                                                                                         [2] Federal Compliance - TRID Esign Consent Agreement Status: Unable to determine if loan                                                                                                            $3,137.40.
                                                                                                                                                                                                 total debt ratio of 24.92000%.                                                                                                                                                                                                                                                                                                                                 file contains evidence of borrower's consent to receive electronic documents due to missing                                                                                                          REVIEWER - GENERAL COMMENT (2021/XX/28): Escrowed costs for 1 yr is Monthly
                                                                                                                                                                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: PITIA months reserves                                                                                                                                                                                                                                                                             information.                                                                                                                                                                                         47.28 Home insurance, $181.77 Taxes and $32.40 MI. Monthly is $261.45 and
                                                                                                                                                                                                 discrepancy.: Calculated PITIA months reserves of 5.00 is less than AUS PITIA months                                                                                                                                                                                                                                                                           [2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -                                                                                                              annual $3137.40.
                                                                                                                                                                                                 reserves of 6.00.                                                                                                                                                                                                                                                                                                                                              October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed                                                                                                           REVIEWER - CURED COMMENT (2021/XX/14): Sufficient Cure Provided At Closing
                                                                                                                                                                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                       Property Costs over Year 1 of 3,137.40 on Final Closing Disclosure provided on 04/XX/2021
                                                                                                                                                                                                 provided                                                                                                                                                                                                                                                                                                                                                       not accurate. (Final/04/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $770.00 exceeds tolerance of $586.00.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
243043575 XXX       $XXX      MA    3/XX/2021  2/XX/2021    Primary    Purchase               Temporary    2        B        B        B        B                                                 [3] Insurance Documentation - Hazard Insurance Error: Subject hazard insurance premium   Premium is not paid by borrower.                                                                                                                                                                          2           B           B           B           B           [2] State Compliance - Massachusetts Late Charge Percent Testing: Massachusetts Late Charge: Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Review Closing           SELLER - GENERAL COMMENT (2021/XX/20): Issue not reviewed. Issue description    GENERAL COMMENT (2021/XX/20): Issue not reviewed. Issue description indicates amount                            -
                                                                                              SHQM                                                                                               is missing from evidence of insurance.                                                                                                                                                                                                                                                                                                                         Note late charge percent of 5.00000% exceeds the state maximum of 3%.                        Disclosure and al amount reflected on Final Closing disclosure are correct                              indicates amount on Final Closing Disclosure is correct.                        on Final Closing Disclosure is correct.
                                                                                              (GSE/Agency                                                                                        [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                       [2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment:           Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent      REVIEWER - GENERAL COMMENT (2021/XX/20): Nothing to rebut.
                                                                                              Eligible)                                                                                          provided                                                                                                                                                                                                                                                                                                                                                       TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on  Payments: Review Closing Disclosure and al amount reflected on Final Closing disclosure are correct     SELLER - GENERAL COMMENT (2021/XX/24): Issue not reviewed. Issue description    GENERAL COMMENT (2021/XX/20): Issue not reviewed. Issue description indicates amount
                                                                                                                                                                                                 [3] Credit Documentation - Missing Document: Verification of Rent (VOR) / Verification                                                                                                                                                                                                                                                                         03/XX/2021 disclosed a mortgage insurance payment for payment stream 1 that does not match                                                                                                           indicates amount on Final Closing Disclosure is correct.                        on Final Closing Disclosure is correct.
                                                                                                                                                                                                 of Mortgage (VOM) not provided                                                                                                                                                                                                                                                                                                                                 the actual payment for the loan. (ProjSeq:1/1607226)                                                                                                                                                 SELLER - GENERAL COMMENT (2021/XX/20): Issue not reviewed. Issue description
                                                                                                                                                                                                 [2] Credit Documentation - Credit Report Error: Months Reported  was not provided:                                                                                                                                                                                                                                                                             [2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate                                                                                                          indicates amount on Final Closing Disclosure is correct.                        GENERAL COMMENT (2021/XX/24): Issue not reviewed. Issue description indicates amount
                                                                                                                                                                                                 Credit Report: Original // Liability Type: Revolving / Current Balance: $517.12 / Line                                                                                                                                                                                                                                                                         Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing                                                                                                            REVIEWER - GENERAL COMMENT (2021/XX/20): Nothing to rebut.                      on Final Closing Disclosure is correct.
                                                                                                                                                                                                 Limit: $517.12                                                                                                                                                                                                                                                                                                                                                 Disclosure provided on 03/XX/2021 disclosed a periodic principal and interest payment for                                                                                                            SELLER - GENERAL COMMENT (2021/XX/24): Issue not reviewed. Issue description
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/1607227)                                                                                                            indicates amount on Final Closing Disclosure is correct.                        GENERAL COMMENT (2021/XX/24): Issue not reviewed. Issue description indicates amount
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided                                                                                                          REVIEWER - CURED COMMENT (2021/XX/20): Sufficient Cure Provided At Closing      on Final Closing Disclosure is correct.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $772.00 exceeds tolerance of $580.00 plus 10% or $638.00.  Sufficient or excess cure was provided to the borrower at Closing. (0)
243045332 XXX       $XXX      CA    5/XX/2006  4/XX/2006    Primary    UTD UTD                             3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material:                                                                                                                                                                                                                                                                                                 UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                04/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
243588343 XXX       $XXX      AL    3/XX/2003  2/XX/2003    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                               -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2003.
243454565 XXX       $XXX      SC    9/XX/2002  8/XX/2002    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.   File does not contain either Preliminary or Final Title                                                                                                                                                   2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                                                 provided                                                                                                                                                                                                                                                                                                                                                       date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
243793620 XXX       $XXX      NJ    3/XX/2008  12/XX/2007   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not   Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file                                                                                                                                                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.                                                       indicated to be final, expected funding date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                   dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                in Lending Act: Final TIL was not provided to the borrower by closing.
243326092 XXX       $XXX      PA    6/XX/2006  5/XX/2006    Primary    Purchase                            3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee                                                                                                                                                                                                                                                                                                   No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal,                                                                                                                                                                                                                                                                                                          Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                State or Local compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
243194550 XXX       $XXX      WA    11/XX/2006 10/XX/2006   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not   Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosed                                                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.                                                       finance charges due to loan file missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $485,162.54 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $485,977.02 in the amount of $814.48.
243115751 XXX       $XXX      CT    8/XX/2007  7/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                in Lending Act: Final TIL was not provided to the borrower by closing.
243318999 XXX       $XXX      DC    5/XX/2006  4/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not   Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.                                                       be final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business        Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine reason for under
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on          disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Affiliated Business Arrangement Disclosure.                                                  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties    indicated to be final, expected funding date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:     dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $386,694.00 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $386,799.93 in the amount of $105.93.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                in Lending Act: Final TIL was not provided to the borrower by closing.
243431118 XXX       $XXX      WA    11/XX/2005 10/XX/2005   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
243962689 XXX       $XXX      RI    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                3        C        C        C        C                                                                                                                                                                                                                                                                                                                                                    3           C           C           C           C           [3] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding       State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans                                                                                                                                                                                                 State - NC
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       High-Cost Home Loans Disclosure Not Provided Timely): Rhode Island Home Loan: Prohibited     Disclosure Not Provided Timely): Missing date provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Acts and Practices Regarding High-Cost Home Loans disclosure not provided within three (3)   State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                days of application.                                                                         Disclosure Not Provided Timely): date provided missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Loans Disclosure Not Provided Timely): Rhode Island Home Loan: Prohibited Acts and Practices
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Regarding Home Loans disclosure not provided within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
243707813 XXX       $XXX      TX    8/XX/2007  7/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
243579773 XXX       $XXX      PA    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Debt Consolidation
243236698 XXX       $XXX      NY    12/XX/2006 11/XX/2006   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application   Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                date located in file.  Compliance tests were run using an application date of 11/XX/2006     be final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                which is 1 months prior to consummation. A lookback was performed to determine this          Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                application date.  The final date used for testing was 11/XX/2006.                           indicated to be final, expected funding date same as disbursement and/or note date but is not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not   signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                in Lending Act: Final TIL was not provided to the borrower by closing.
243620041 XXX       $XXX      NV    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing     General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were                                                                                                                                                                                      Yes        TR
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local  run off an assumed value of a contract sales price or original loan amount, whichever applies.: Loan                                                                                                                                                                                                    Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                compliance testing is unreliable.                                                            file is missing the Appraisal Report.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                02/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Nevada Home Loan (Ability to Repay not Verified): Nevada Home Loan:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
243012860 XXX       $XXX      OH    3/XX/2006  2/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $4,256.25 exceeds the state maximum of 1% of the original balance ($XXX).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243431764 XXX       $XXX      CA    9/XX/2006  9/XX/2006    Second     Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The   Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to                                                                                                                                                                                                   -
                                                            Home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                mortgage loan file contains documenting evidence the consumer intends to occupy the subject  be final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property as their primary residence. (Compliance testing performed based on the Occupancy    Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Type of Second Home).                                                                        indicated to be final. Expected funding date same as disbursement and/or not date but is not dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not   borrower so cannot confirm when borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                in Lending Act: Final TIL was not provided to the borrower by closing.
243986981 XXX       $XXX      CA    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                              -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
243345947 XXX       $XXX      CA    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
243040330 XXX       $XXX      PA    11/XX/2006 9/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not   Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.                                                       be final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business        Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on          indicated to be final. Expected funding date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Affiliated Business Arrangement Disclosure.                                                  not dated by borrower so cannot confirm when borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                in Lending Act: Final TIL was not provided to the borrower by closing.
243954739 XXX       $XXX      CA    10/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of   Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to                                                                                                                                                                                                   -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as   be final but not signed or initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date for compliance testing.                                                    Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not   indicated to be final, expected funding date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.                                                       dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                in Lending Act: Final TIL was not provided to the borrower by closing.
243383554 XXX       $XXX      MD    6/XX/1998  5/XX/1998    UTD        UTD UTD                             3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material:                                                                                                                                                                                                                                                                                                 UTD        Indeterminable
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 06/XX/1998 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                05/XX/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
243239605 XXX       $XXX      MA    11/XX/2004 10/XX/2004   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                           2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                          -
                                                                                                                                                                                                 provided                                                                                                                                                                                                                                                                                                                                                       program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
243678817 XXX       $XXX      NY    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of   Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to                                                                                                                                                                                                   -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as   be final but not signed nor initialed by borrower.
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date for compliance testing.                                                    Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests        indicated to be final, expected funding date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    requiring an LTV were run off an assumed value of a contract sales price or original loan    dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Title / Lien Defect - (Doc Error) Loan was portrayed as first lien but found to be a second lien
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 4.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                in Lending Act: Final TIL was not provided to the borrower by closing.
243381534 XXX       $XXX      WV    9/XX/2008  8/XX/2008    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - West Virginia Residential Mortgage Lender, Broker, and Servicer Act                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Borrower Not Charged for Actual Amounts of Third Party Fees): West Virginia Residential
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage Lender, Broker and Servicer Act: No evidence in file to support that the borrower was charged the actual amounts for all third party fees.
243545680 XXX       $XXX      CA    5/XX/2004  5/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] General - FHA - Informed Consumer Choice Disclosure was not provided to borrower                                                                                                                                                                                                               2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                                                                                                               -
                                                                       Debt Consolidation                                                                                                        within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer                                                                                                                                                                                                                                                                           Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                 Choice Disclosure (Government Documents)                                                                                                                                                                                                                                                                                                                       Disclosure to borrower.
                                                                                                                                                                                                 [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not
                                                                                                                                                                                                 provided
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Missing Final 1003
243900344 XXX       $XXX      RI    10/XX/2004 10/XX/2004   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243002112 XXX       $XXX      MI    10/XX/2005 9/XX/2005    Primary    Purchase                            2        B        B        B        B                                                 [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                 provided                                                                                                                                                                                                                                                                                                                                                       date located in file.  Compliance tests were run using an application date of 09/XX/2005
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243454105 XXX       $XXX      AZ    6/XX/2008  5/XX/2008    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
243607118 XXX       $XXX      CT    2/XX/2009  2/XX/2009    Primary    Refinance Rate/Term                 3        C        C        C        C                                                 [3] General - FHA - Informed Consumer Choice Disclosure was not provided to borrower                                                                                                                                                                                                               3           C           C           C           C           [3] State Compliance - Connecticut Prepaid Finance Charge: Connecticut Abusive Home Loan                                                                                                                                                                                                                                                                                                             State - NC
                                                                                                                                                                                                 within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer                                                                                                                                                                                                                                                                           Lending Practices Act:   Prepaid Finance Charge Fees of $12,879.00 exceed the greater of
                                                                                                                                                                                                 Choice Disclosure (Government Documents)                                                                                                                                                                                                                                                                                                                       $12,332.25 or $2,000.00.
                                                                                                                                                                                                 [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                        [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule:
                                                                                                                                                                                                 provided                                                                                                                                                                                                                                                                                                                                                       Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
243924786 XXX       $XXX      NY    2/XX/2009  2/XX/2009    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] General - FHA - Informed Consumer Choice Disclosure was not provided to borrower                                                                                                                                                                                                               2           B           B           B           B           [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                        within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer                                                                                                                                                                                                                                                                           Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                 Choice Disclosure (Government Documents)                                                                                                                                                                                                                                                                                                                       Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                 [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not
                                                                                                                                                                                                 provided
243479099 XXX       $XXX      FL    11/XX/2008 10/XX/2008   Primary    Purchase                            2        B        B        B        B                                                 [3] General - FHA - Informed Consumer Choice Disclosure was not signed by borrower.:                                                                                                                                                                                                               2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                 Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents)                                                                                                                                                                                                                                                                                   Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
243521204 XXX       $XXX      NJ    1/XX/2011  11/XX/2010   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Missing Document - FHA Informed  Consumer Choice Disclosure is missing.: Disclosure:                                                                                                                                                                                                           2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                 FHA - Informed Consumer Choice Disclosure (Government Documents)                                                                                                                                                                                                                                                                                               Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time
                                                                                                                                                                                                 [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                        after using credit score.
                                                                                                                                                                                                 provided                                                                                                                                                                                                                                                                                                                                                       [2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010)   GFE column on HUD Comparison Chart Inaccurate: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (2010)   GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Interest Rate on GFE does not match Note.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Loan Amount on Final GFE does not match Note.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Initial payment on GFE does not match actual payment on loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010)   HUD column on HUD Comparison Chart Inaccurate: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (2010)   HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                escrow account statement was not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TIL-MDIA 2009 Three Day Waiting Period Irregular Transaction: Truth
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
243062539 XXX       $XXX      VA    2/XX/2003  1/XX/2003    Second     Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                                                                                                                                                                                                                                                -
                                                            Home       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
243906374 XXX       $XXX      MD    8/XX/2006  7/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not   Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: not signed nor dated                                                                                                                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.                                                       Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business        be final but not signed nor initialed by borrower..
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
243181939 XXX       $XXX      TX    9/XX/2006  3/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not   Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.                                                       be final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business        Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on          indicated to be final, expected funding date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Affiliated Business Arrangement Disclosure.                                                  dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                in Lending Act: Final TIL was not provided to the borrower by closing.
243839078 XXX       $XXX      FL    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
243044000 XXX       $XXX      AR    5/XX/2007  5/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not   Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file                                                                                                                                                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.                                                       indicated to be final. Expected funding date same as disbursement and/or note date but is not dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                   borrower so cannot confirm when borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                in Lending Act: Final TIL was not provided to the borrower by closing.
243034137 XXX       $XXX      SC    5/XX/2001  4/XX/2001    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application   Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization does not disclose a                                                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                date located in file.  Compliance tests were run using an application date of 04/XX/2001     closing attorney fee of $350, a recording service fee of $20, and a courier fee of $70. TIL paystream
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                which is 1 months prior to consummation. A lookback was performed to determine this          under disclosed total payments by $110.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $177,668.40 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $178,208.70 in the amount of $540.30.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
243002633 XXX       $XXX      FL    5/XX/2001  4/XX/2001    Primary    Refinance UTD                       3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material:                                                                                                            REVIEWER - GENERAL COMMENT (2022/XX/31): Unable to clear exception with                                                                                                              Yes        TR
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State                                                                                                           documentation that was provided. Missing HUD. Note with fee break-down is not                                                                                                                   Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                or Local compliance testing is unreliable.                                                                                                                                                           sufficient. Exception remains.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 05/XX/2001 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                04/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
243217879 XXX       $XXX      NJ    5/XX/1996  4/XX/1996    UTD        Purchase                            3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee                                                                                                                                                                                                                                                                                                   No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable                                                                                                                                                                                                                                                                                                          Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Federal, State or Local compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/1996 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
243477744 XXX       $XXX      CA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
243976873 XXX       $XXX      NJ    4/XX/2004  3/XX/2004    Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan                                                                                                                                                                                                                                                                                                               Late Charge
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                contains an impermissible late charge due to missing information.
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
243269435 XXX       $XXX      NJ    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage                                                                                                                                                                                                                                                                                                            Late Charge
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            loan contains an impermissible late charge of greater than 5.0% or a grace period less than
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
243254894 XXX       $XXX      CA    3/XX/2020  10/XX/2019   Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                 [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection Provided documentation was incomplete (page 1 only)                                SELLER - GENERAL                                                                                                       2           B           B           B           B           [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days     Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: The initial escrow account                                                                                      GENERAL COMMENT (2022/XX/30): The issue cited has either been resolved or was                                   -
                                                                       Debt Consolidation     SHQM                                                                                               is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date:                                                                                    COMMENT                                                                                                                                                                            Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a    disclosure was not signed and dated.                                                                                                                                                    determined to not be an exception as noted. See attached property inspection dated
                                                                                              (GSE/Agency                                                                                        03/XX/2020                                                                                                                                                                  (2022/XX/30): The                                                                                                                                                                  copy of each valuation to applicant three (3) business days prior to consummation.                                                                                                                                                                                                   9/XX/21, which is after the Disaster end date of 11/XX/21 reported.  As such, this
                                                                                              Eligible)                                                                                          Disaster End Date: 11/XX/2020                                                                                                                                               issue cited has                                                                                                                                                                    (Type:Primary/03/XX/2020)                                                                                                                                                                                                                                                            matter is considered resolved.   The missing document have been located and uploaded
                                                                                                                                                                                                 Disaster Name: XXX                                                                                                                                                          either been resolved                                                                                                                                                               [2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: Unable to                                                                                                                                                                                                as XXX# XXX_Compliance Documents_5/XX/2022.
                                                                                                                                                                                                 Disaster Declaration Date: 10/XX/2020                                                                                                                                       or was determined to                                                                                                                                                               determine if the initial escrow account statement is compliant based on missing information.
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Fraud Report not provided                                                                                                  not be an exception
                                                                                                                                                                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, CA Insurance                                                                                           as noted. See
                                                                                                                                                                                                 Verification                                                                                                                                                                attached property
                                                                                                                                                                                                                                                                                                                                                                             inspection dated
                                                                                                                                                                                                                                                                                                                                                                             9/XX/21, which is
                                                                                                                                                                                                                                                                                                                                                                             after the Disaster
                                                                                                                                                                                                                                                                                                                                                                             end date of 11/XX/21
                                                                                                                                                                                                                                                                                                                                                                             reported.  As such,
                                                                                                                                                                                                                                                                                                                                                                             this matter is
                                                                                                                                                                                                                                                                                                                                                                             considered resolved.
                                                                                                                                                                                                                                                                                                                                                                             The missing document
                                                                                                                                                                                                                                                                                                                                                                             have been located
                                                                                                                                                                                                                                                                                                                                                                             and uploaded as XXX#
                                                                                                                                                                                                                                                                                                                                                                             XXX_Compliance
                                                                                                                                                                                                                                                                                                                                                                             Documents_5/XX/2022.
243716602 XXX       $XXX      OH    10/XX/2017 8/XX/2017    Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Fraud Report not provided                                                                                                                                                                                                                         2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                              -
                                                                       Other                  SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided): Ohio Consumer Sales Practices Act: Borrower not provided Right Not To Close
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
243281008 XXX       $XXX      IN    6/XX/2018  5/XX/2018    Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Fraud Report not provided                                                                                                                                                                                                                         2           B           B           B           B           [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No cure                                                                                                                                                                                                    -
                                                                       Debt Consolidation     SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan     provided.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Discount Points.  Fee Amount of $1,119.46 exceeds tolerance of $482.00.  Insufficient or no  Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         cure was provided to the borrower. (7200)                                                    Estimate and Closing Disclosures disclosed a Title TIEF fee of $5.00.  No cure provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Tax.  Fee Amount of $5.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (8304)
243246470 XXX       $XXX      GA    8/XX/2019  8/XX/2019    Primary    Purchase               Temporary    2        B        B        B        B                                                 [3] Guideline Issue - Employment was not verified within 10 days of the note date.:      The file was missing a copy of the VVOE dated within 10 business days of the note                                                                                                                         2           B           B           B           B           [2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In                                                                                                                                                                                                      -
                                                                                              SHQM                                                                                               Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:          date.                                                                                                                                                                                                                                                                 Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a  File): Verification appraisal was delivered to borrower was not provided.
                                                                                              (GSE/Agency                                                                                        06/XX/2017                                                                                                                                                                                                                                                                                                                                                     copy of the appraisal at least three (3) business days prior to closing, and appraisal was   Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         not provided at or before closing. (Type:Primary/08/XX/2019)                                 File): Verification preliminary appraisal was delivered to borrower was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/08/XX/2019)
243583282 XXX       $XXX      CA    12/XX/2018 11/XX/2018   Primary    Refinance Cash-out -   Non QM       3        C        C        C        C                                                 [3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to   Guidelines max LTV for cash-out refinance is 80% and loan was approved as 85% LTV.                                                                                                                        3           C           C           C           C           [3] Federal Compliance - Other Income - Not to be used for qualifying: Qualified Mortgage    Federal Compliance - Other Income - Not to be used for qualifying: Loan was approved using bank                                                                                                                                                                                                         TILA ATR/QM
                                                                       Other                                                                                                                     value discrepancy.: Calculated combined loan to value percentage of 85.00000% exceeds    Guidelines max LTV for cash-out refinance is 80% and loan was approved as 85% LTV.                                                                                                                                                                                    (Dodd-Frank 2014): Income used to qualify borrower(s) not permitted for use under Appendix   statement income, but the income type is not allowed per FNMA Eligibility Matrix.
                                                                                                                                                                                                 Guideline combined loan to value percentage of 80.00000%.                                                                                                                                                                                                                                                                                                      Q. (XXX XXX/Bank Statements)                                                                 Federal Compliance - Unknown Loan Designation Test: Unable to determine if Safe Harbor QM designation.
                                                                                                                                                                                                 [3] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.:                                                                                                                                                                                                                                                                        [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: The file was missing the
                                                                                                                                                                                                 Calculated loan to value percentage of 85.00000% exceeds Guideline loan to value                                                                                                                                                                                                                                                                               Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan     Initial Escrow Account Statement.
                                                                                                                                                                                                 percentage of 80.00000%.                                                                                                                                                                                                                                                                                                                                       Designation is Non QM.                                                                       Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial   earlier borrower receipt was missing from the file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                escrow account statement was not provided to the borrower.                                   Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Evidence of earlier borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: receipt was missing from the file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                TILA-RESPA Integrated Disclosure   Corrected Closing Disclosure provided on or after         Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Evidence of earlier borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                12/XX/2018 contains a change in loan product and was not received by borrower at least three receipt was missing from the file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days prior to consummation                                                      Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA        Fee was  last disclosed as $650.00 on LE but disclosed as $825.00 on Final Closing Disclosure. File
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Revised Loan Estimate provided on 12/XX/2018 not received by borrower does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                at least four (4) business days prior to closing. (Interim/12/XX/2018)                       disclosing the tolerance cure to include $175, a copy of refund check, proof of delivery, and a copy of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA        the letter of explanation sent to the borrower disclosing the changes made.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Revised Loan Estimate provided on 12/XX/2018 not received by borrower at least four (4) business days prior to closing. (Interim/12/XX/2018)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $825.00 exceeds tolerance of $650.00.  Insufficient or no cure was provided to the borrower. (7506)
243600325 XXX       $XXX      VA    8/XX/2019  7/XX/2019    Primary    Refinance Rate/Term    Temporary    1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                                              SHQM
                                                                                              (GSE/Agency
                                                                                              Eligible)
243619718 XXX       $XXX      AL    8/XX/2018  7/XX/2018    Primary    Refinance Cash-out -   Temporary    1        A        A        A        A                                                 [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is      HOI coverage is insufficient by $XXX.   Provide verification of policy with                                                                                                                               1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Other                  SHQM                                                                                               insufficient.                                                                            sufficient coverage OR provide copy of insurer's replacement cost estimate
                                                                                              (GSE/Agency                                                                                                                                                                                 supporting current coverage amount.
                                                                                              Eligible)
243452140 XXX       $XXX      AZ    2/XX/2020  1/XX/2020    Primary    Purchase               Temporary    1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                                              SHQM
                                                                                              (GSE/Agency
                                                                                              Eligible)
243293100 XXX       $XXX      CA    8/XX/2018  6/XX/2018    Primary    Purchase               Temporary    2        B        B        B        B                                                 [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection The property is located in a FEMA disaster area.  Provide a post-disaster                                                                                                                                 2           B           B           B           B           [2] Federal Compliance - TRID Final Closing Disclosure Lender Contact Information -          Federal Compliance - TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans: The                                                                                                                                                                                                    -
                                                                                              SHQM                                                                                               is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: inspection verifying there was no damage.  The inspection must include exterior                                                                                                                                                                                       Wholesale Loans: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing       Contact Information section of the final CD did not disclose the Lender's Contact or Contact's NMLS ID.
                                                                                              (GSE/Agency                                                                                        06/XX/2018                                                                               photos and the property must be re-inspected on or after 11/XX/2020 declared end                                                                                                                                                                                      Disclosure provided on 08/XX/2018 did not disclose the required  Lender Contact Information
                                                                                              Eligible)                                                                                          Disaster End Date: 11/XX/2020                                                            date.                                                                                                                                                                                                                                                                 (Lender Name, Lender NMLS ID, Contact Name). (Final/08/XX/2018)
                                                                                                                                                                                                 Disaster Name: XXX                                                                       HOI coverage is insufficient by $XXX  Provide verification of policy with
                                                                                                                                                                                                 Disaster Declaration Date: 10/XX/2020                                                    sufficient coverage OR provide copy of insurer's replacement cost estimate
                                                                                                                                                                                                 [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is      supporting current coverage amount.
                                                                                                                                                                                                 insufficient.
243219337 XXX       $XXX      IL    12/XX/2019 11/XX/2019   Primary    Purchase               Temporary    1        A        A        A        A                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, IL HOA Verification HOA verification for XXX is missing.                                                                                                                                                                      1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                                              SHQM
                                                                                              (GSE/Agency
                                                                                              Eligible)
243838644 XXX       $XXX      MA    6/XX/2018  5/XX/2018    Investment Purchase               N/A          2        B        B        B        B                                                 [3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio  Comparable rent schedule indicated market rent of $4,300 and lender used a higher                                                                         [3] Appraisal    Asc.gov                        2           B           B           B           B           [2] Federal Compliance - Investment Property Submitted as QM: Qualified Mortgage (Dodd-Frank Federal Compliance - Investment Property Submitted as QM: AUS Approve Eligible transaction Temporary                                                                                                                                                                                                    -
                                                                                                                                                                                                 discrepancy.: Calculated investor qualifying total debt ratio of 50.03490% exceeds AUS   amount.                                                                                                                                                   Data Integrity - reflects                                                                                   2014): Improper Originator Loan Designation. Investment property not subject to Qualified    Safe Harbor QM
                                                                                                                                                                                                 total debt ratio of 48.83000%.                                                           Hazard insurance effective date sates 6/XX/2018, loan signed on 6/XX/2018.                                                                                Appraiser's      credential date                                                                            Mortgage requirements.
                                                                                                                                                                                                 [3] Insurance Analysis - The Hazard Insurance Policy effective date is after the                                                                                                                                                                   license or       of 05/XX/2019.
                                                                                                                                                                                                 Transaction Date.: Hazard Insurance Policy Effective Date 06/XX/2018, Transaction Date:                                                                                                                                                            certification
                                                                                                                                                                                                 06/XX/2018                                                                                                                                                                                                                                         was not active
                                                                                                                                                                                                                                                                                                                                                                                                                                                    at the time of
                                                                                                                                                                                                                                                                                                                                                                                                                                                    the appraisal.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Valuation Type:
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Appraisal /
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Valuation Report
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date: 05/XX/2018
243449965 XXX       $XXX      VA    1/XX/2019  2/XX/2018    Primary    Purchase               HUD Safe     2        B        B        B        B                                                 [3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash   All assets have been verified from documentation provided                                                                                                                                                 2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:      Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: Right to receive Appraisal has been       REVIEWER - CURED COMMENT (2021/XX/08): Sufficient Cure Provided At Closing                                                                                                                      -
                                                                                              Harbor QM                                                                                          From Borrower.: Documented qualifying Assets for Closing of  $102,925.20 is less than    Documentation has been verified from documents provided not provided within 3 days                                                                                                                                                                                    Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. verified as 1/XX/2019
                                                                                                                                                                                                 Cash From Borrower $148,800.69.                                                          1040 has been signed                                                                                                                                                                                                                                                  [2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not       Federal Compliance - TRID Final Closing Disclosure AIR Table Minimum Interest Rate: Adjustable rates
                                                                                                                                                                                                 [3] General - FHA - Informed Consumer Choice Disclosure was not provided to borrower     1040 has been signed                                                                                                                                                                                                                                                  evidence the consumer was provided with the right to receive a copy of the Appraisal         terms verified from ARM disclosure
                                                                                                                                                                                                 within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer     Documentation has been verified from documentation provided                                                                                                                                                                                                           Disclosure within 3 days of the loan application date.                                       Federal Compliance - TRID Final Closing Disclosure AP Table First Change: Adjustable rates terms
                                                                                                                                                                                                 Choice Disclosure (Government Documents)                                                 Documentation has been verified from documents provided not provided within 3 days                                                                                                                                                                                    [2] Federal Compliance - TRID Final Closing Disclosure AIR Table Minimum Interest Rate:      verified from ARM disclosure
                                                                                                                                                                                                 [3] Guideline Issue - FHA requires that 1040 be signed by borrower(s).: Borrower: XXX // Documentation has been verified from documents provided not provided within 3 days                                                                                                                                                                                    TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure  Federal Compliance - TRID Final Closing Disclosure AP Table First Change Period: Adjustable rates terms
                                                                                                                                                                                                 Document: 1040 / Tax Year: 2017                                                                                                                                                                                                                                                                                                                                provided on 01/XX/2019 disclosed a Minimum Interest Rate that does not match the actual      verified from ARM disclosure
                                                                                                                                                                                                 [3] Guideline Issue - FHA requires that 1040 be signed by borrower(s).: Borrower: XXX //                                                                                                                                                                                                                                                                       minimum interest rate for the loan. (Final/01/XX/2019)                                       Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: Adjustable rates terms
                                                                                                                                                                                                 Document: 1040 / Tax Year: 2016                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure AP Table First Change: TILA-RESPA     verified from ARM disclosure
                                                                                                                                                                                                 [2] Government Documentation - FHA - Important Notice to Homebuyer (92900-B) was not                                                                                                                                                                                                                                                                           Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on       Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes: Adjustable rates terms
                                                                                                                                                                                                 provided within three days of the application date.: Disclosure: FHA - Important Notice                                                                                                                                                                                                                                                                        01/XX/2019 disclosed a First Change minimum, maximum, and payment period that does not match verified from ARM disclosure
                                                                                                                                                                                                 to Homebuyer (92900-B) (Government Documents)                                                                                                                                                                                                                                                                                                                  the actual terms for the loan. (Final/01/XX/2019)                                            Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent
                                                                                                                                                                                                 [2] Government Documentation - FHA - Initial HUD Addendum to the Loan Application                                                                                                                                                                                                                                                                              [2] Federal Compliance - TRID Final Closing Disclosure AP Table First Change Period:         Payments: Final CD verified all min and max principal and interest
                                                                                                                                                                                                 92900-A was not provided within three days of the application date.: Disclosure: FHA -                                                                                                                                                                                                                                                                         TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure        Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent
                                                                                                                                                                                                 Initial HUD Addendum to the Loan Application 92900-A (Government Documents)                                                                                                                                                                                                                                                                                    provided on 01/XX/2019 incorrectly disclosed the Subsequent Changes period according to the  Payments: Final CD verified all min and max principal and interest
                                                                                                                                                                                                 [2] Government Documentation - FHA - Real Estate Certification was provided at or after                                                                                                                                                                                                                                                                        disclosed Loan Product. (Final/01/XX/2019)                                                   Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment
                                                                                                                                                                                                 closing.: Disclosure: FHA - Real Estate Certification (Government Documents) Provided                                                                                                                                                                                                                                                                          [2] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA  Adjustable Rate: Final CD verified all min and max principal and interest
                                                                                                                                                                                                 Date: 01/XX/2019; Consummation Date: 01/XX/2019                                                                                                                                                                                                                                                                                                                Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on       Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                01/XX/2019 disclosed a Maximum Payment amount and period that does not match the actual      Adjustable Rate: Final CD verified all min and max principal and interest
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                terms for the loan. (Final/01/XX/2019)                                                       Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: Per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes:          Final CD - Monthly escrow payment verified from documents provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure        Federal Compliance - TRID Loan Estimate Timing: LE provided on 12/XX/2018 and 12/XX/2018 provided on 01/XX/2019 disclosed a Subsequent Changes period that does not match the actual  Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                terms for the loan. (Final/01/XX/2019)                                                       Appraisal fee was disclosed as $565 on Loan Estimate, however it was increased to $650. There is a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre  sufficient cure provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Property Costs over Year 1 of 150,220.04 on Final Closing Disclosure provided on 01/XX/2019 not accurate. (Final/01/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Closing Disclosure provided on 01/XX/2019 disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (ProjSeq:4/1507851)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Closing Disclosure provided on 01/XX/2019 disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (ProjSeq:3/1507850)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Payment Max Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final Closing Disclosure provided on 01/XX/2019 disclosed a maximum periodic principal and interest payment for payment stream 3 that does not match the actual maximum payment for the loan. (ProjSeq:3/1507850)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Payment Max Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final Closing Disclosure provided on 01/XX/2019 disclosed a maximum periodic principal and interest payment for payment stream 2 that does not match the actual maximum payment for the loan. (ProjSeq:2/1507849)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Payment: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided on 01/XX/2019 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/01/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/12/XX/2018)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $650.00 exceeds tolerance of $565.00.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
243953923 XXX       $XXX      KY    8/XX/2020  7/XX/2020    Primary    Purchase               VA Safe      2        B        B        B        B                                                 [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection The property is located in XXX.  Provide a post-disaster inspection verifying                                                                                                                             2           B           B           B           B           [2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial   Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: Disclosure not provided         REVIEWER - CURED COMMENT (2021/XX/08): Sufficient Cure Provided At Closing                                                                                                                      -
                                                                                              Harbor QM                                                                                          is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: there was no damage from severe storms, flooding, landslides, and mudslides.  The                                                                                                                                                                                     escrow account statement was not provided to the borrower.
                                                                                                                                                                                                 08/XX/2020                                                                               inspection must include exterior photos and the property must be re-inspected on                                                                                                                                                                                      [1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided
                                                                                                                                                                                                 Disaster End Date: 03/XX/2021                                                            or after 04/XX/2021 declared end date.                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total
                                                                                                                                                                                                 Disaster Name: XXX                                                                       Disclosure not provided                                                                                                                                                                                                                                               amount of $226.00 exceeds tolerance of $176.00 plus 10% or $193.60.  Sufficient or excess
                                                                                                                                                                                                 Disaster Declaration Date: 04/XX/2021                                                    Seller signature not provided                                                                                                                                                                                                                                         cure was provided to the borrower at Closing. (0)
                                                                                                                                                                                                 [3] Government Documentation - Loan Guaranty Certificate is missing.: Disclosure: VA -   Disclosure not signed by the Sellers
                                                                                                                                                                                                 Loan Guaranty Certificate (Government Documents)
                                                                                                                                                                                                 [3] General - Signature requirements per the VA Loan Disbursement Form 26-1920 were not met.: Disclosure: VA - Loan Disbursement Form 26- 1820 (Government Documents)
                                                                                                                                                                                                 [3] Government Documentation - VA - Escape Clause is not compliant.: Disclosure: VA -
                                                                                                                                                                                                 Escape Clause (Government Documents)
243806663 XXX       $XXX      NJ    11/XX/2020 7/XX/2020    Investment Refinance Cash-out -   N/A          3        C        C        B        B                                                 [3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to   Guidelines are unable to be determined. Based on the Fannie Mae matrix for                                                                                                                                3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Loan designation is unable to be determined.        REVIEWER - CURED COMMENT (2021/XX/04): Sufficient Cure Provided At Closing                                                                                                                      TILA ATR/QM
                                                                       Other                                                                                                                     value discrepancy.: Calculated combined loan to value percentage of 80.00000% exceeds    manually underwritten loans, 75% LTV/CLTV is the maximum. LTV/CLTV of 80%                                                                                                                                                                                             Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan     Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing:
                                                                                                                                                                                                 Guideline combined loan to value percentage of 75.00000%.                                submitted for the subject.                                                                                                                                                                                                                                            Designation is N/A.                                                                          Lender provided a cure credit to the borrower
                                                                                                                                                                                                 [3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor           The filed income for the 1065 is less than the lender considered. Actual income                                                                                                                                                                                       [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided
                                                                                                                                                                                                 qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt      verified at $3,774.50/ month.                                                                                                                                                                                                                                         At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                 ratio of 66.61558% exceeds Guideline total debt ratio of 45.00000%.                      Guidelines are unable to be determined. Based on the Fannie Mae matrix for                                                                                                                                                                                            Appraisal Fee.  Fee Amount of $600.00 exceeds tolerance of $500.00.  Sufficient or excess
                                                                                                                                                                                                 [3] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.:  manually underwritten loans, 75% LTV/CLTV is the maximum. LTV/CLTV of 80%                                                                                                                                                                                             cure was provided to the borrower at Closing. (7506)
                                                                                                                                                                                                 Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value         submitted for the subject.
                                                                                                                                                                                                 percentage of 75.00000%.                                                                 The file was missing a copy of the lease agreement for XXX and tax/insurance
                                                                                                                                                                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, NJ, Address: XXX,   verification for XXX.
                                                                                                                                                                                                 NJ Insurance Verification, Tax Verification
                                                                                                                                                                                                 Lease Agreement
243349043 XXX       $XXX      FL    9/XX/2020  8/XX/2020    Primary    Purchase               HUD Safe     2        B        B        B        B                                                 [3] Missing Document - Mortgage Insurance Certificate and Mortgage Insurance Evidence    MI Certificate or MI evidence was not provided.                                                                                                                                                           2           B           B           B           B           [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days     Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to                                                                                                                                                                                                           -
                                                                                              Harbor QM                                                                                          are missing.                                                                                                                                                                                                                                                                                                                                                   Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a    Consummation: Verification appraisal was delivered to borrower was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                copy of each valuation to applicant three (3) business days prior to consummation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Type:Primary/09/XX/2020)
243992970 XXX       $XXX      ME    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                              -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                in Lending Act: Final TIL was not provided to the borrower by closing.
243259251 XXX       $XXX      CA    11/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule:        Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is due to the lender                                                                                                                                                                                                    -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time  utilizing an index value of 2.97% per the Loan Commitment, however the lowest index value available in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                after using credit score.                                                                    the lookback period is 3.14%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $432,395.62 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $450,283.54 in the amount of $17,887.92.
243020233 XXX       $XXX      GA    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                           REVIEWER - GENERAL COMMENT (2019/XX/23): No high cost impact, outside of TILA                                                                                                                   -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as                                                                                                           SOL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
243780818 XXX       $XXX      AZ    6/XX/2007  5/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not   Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not      to missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $151,757.20 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $152,089.87 in the amount of $332.67.
243296878 XXX       $XXX      NY    8/XX/2007  7/XX/2007    Investment Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule:        State Compliance - Note Error: Note late charge percentage exceeds maximum per state: Note shows a 6%                                                                                                                                                                                                   -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time  late charge, max allowed in NY is 2%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
243728473 XXX       $XXX      CA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application   Federal Compliance - Final TIL Finance Charge Under Disclosed: Lender's approval indicates the Index                                                                                                                                                                                                    -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       date located in file.  Compliance tests were run using an application date of 02/XX/2007     used was 4.69%. The lowest Index available within the look-back period is 4.77%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $742,475.22 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $757,672.74 in the amount of $15,197.52.
243610113 XXX       $XXX      MI    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Timely: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008.
243961414 XXX       $XXX      NY    1/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.
243042783 XXX       $XXX      IN    3/XX/2006  1/XX/2006    Primary    Purchase                            1        A        A        A        A                                                 [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                 provided
243721869 XXX       $XXX      FL    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.
243602136 XXX       $XXX      FL    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
243673586 XXX       $XXX      MO    9/XX/2006  8/XX/2006    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
243302887 XXX       $XXX      AL    12/XX/2004 11/XX/2004   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            date located in file.  Compliance tests were run using an application date of 11/XX/2004
                                                                                                                                                                                                 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard                                                                                                                                                                                                                                                                       which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                 Due on Sale clause.                                                                                                                                                                                                                                                                                                                                            application date.
243252253 XXX       $XXX      TN    11/XX/2004 10/XX/2004   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            date located in file.  Compliance tests were run using an application date of 10/XX/2004
                                                                                                                                                                                                 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard                                                                                                                                                                                                                                                                       which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                 Due on Sale clause.                                                                                                                                                                                                                                                                                                                                            application date.
243115547 XXX       $XXX      FL    8/XX/2006  7/XX/2006    Second     Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                            Home       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
243402815 XXX       $XXX      FL    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
243854310 XXX       $XXX      NJ    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage                                                                                                                                                                                                                                                                                                            Late Charge
                                                                       Debt Consolidation                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            loan contains an impermissible late charge of greater than 5.0% or a grace period less than
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       15 days.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
243104473 XXX       $XXX      VA    12/XX/2005 11/XX/2005   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Initial TIL not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
243944626 XXX       $XXX      ID    1/XX/2006  12/XX/2005   Primary    Purchase                            2        B        B        B        B                                                 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard                                                                                                                                                                                                           2           B           B           B           B           [2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                 Due on Sale clause.                                                                                                                                                                                                                                                                                                                                            Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
243564997 XXX       $XXX      VA    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
243264471 XXX       $XXX      FL    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
243264595 XXX       $XXX      SC    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - South Carolina Late Charge Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
243230377 XXX       $XXX      NY    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Credit Agreement Missing: Unable to test HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Agreement due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
243087470 XXX       $XXX      CA    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                           2           B           B           B           B           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     Position: 1                                                                                                                                                                                                                                                                                                                                                    determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
243718446 XXX       $XXX      CA    8/XX/2003  7/XX/2003    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 08/XX/2003 used as
                                                                                                                                                                                                 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard                                                                                                                                                                                                                                                                       disbursement date for compliance testing.
                                                                                                                                                                                                 Due on Sale clause.                                                                                                                                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                                                                                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                                                                             requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                 contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                     amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2003, prior to three (3) business days from transaction date of 08/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
243014142 XXX       $XXX      NY    5/XX/2004  4/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                                                                                                                                                                                                                                                -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       amount, whichever applies.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 10.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
243928335 XXX       $XXX      NJ    6/XX/2004  6/XX/2004    Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage                                                                                                                                                                                                                                                                                                            Late Charge
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            loan contains an impermissible late charge of greater than 5.0% or a grace period less than
                                                                                                                                                                                                 [3] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match                                                                                                                                                                                                                                                                             15 days.
                                                                                                                                                                                                 calculated P&I                                                                                                                                                                                                                                                                                                                                                 [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2004, prior to three (3) business days from transaction date of 07/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
243628805 XXX       $XXX      LA    7/XX/2004  6/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       disbursement date for compliance testing.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Louisiana Late Charge Percent Testing: Louisiana Late Charge: Note
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                late charge percent of 10.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2004, prior to three (3) business days from transaction date of 07/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
243161493 XXX       $XXX      CA    11/XX/2004 11/XX/2004   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] State Compliance - California Primary Residence Late Charge Percent Testing: California                                                                                                                                                                                                                                                                                                          -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            Late Charge: Note late charge of 10.00000% exceeds state maximum of 6% or $5, whichever is
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       greater.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                                                                                                                 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard                                                                                                                                                                                                                                                                       requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                 Due on Sale clause.                                                                                                                                                                                                                                                                                                                                            amount, whichever applies.
                                                                                                                                                                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                                                                             [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                 contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
243688144 XXX       $XXX      NC    9/XX/2004  8/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       disbursement date for compliance testing.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                                                                                                                 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard                                                                                                                                                                                                                                                                       requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                 Due on Sale clause.                                                                                                                                                                                                                                                                                                                                            amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - North Carolina Subordinate Lien Late Charge Percent Testing: North
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Carolina Late Charge: Note late charge percent of 10.00000% exceeds the state maximum of 4%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
243025873 XXX       $XXX      IL    3/XX/2005  2/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 10.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2005, prior to three (3) business days from transaction date of 03/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
243167561 XXX       $XXX      NE    3/XX/2005  2/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as
                                                                                                                                                                                                 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard                                                                                                                                                                                                                                                                       disbursement date for compliance testing.
                                                                                                                                                                                                 Due on Sale clause.                                                                                                                                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Nebraska Mortgage Bankers Registration and Licensing Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Impermissible Fees on Refinance): Unable to test refinance due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
243441189 XXX       $XXX      FL    3/XX/2005  2/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2005, prior to three (3) business days from transaction date of 03/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
243192752 XXX       $XXX      OK    3/XX/2005  2/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2005, prior to three (3) business days from transaction date of 03/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
243910717 XXX       $XXX      MO    4/XX/2005  3/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of   Federal Compliance - Final TIL Finance Charge Under Disclosed: Fees are under disclosed $35.70 and fees                                                                                                                                                                                                 -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Note Date of 04/XX/2005 used as disbursement date for   match the HUD.  No Itemization provided.  Unable to verify the reason for the under disclosure due to
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       compliance testing.                                                                          missing itemization of amount financed
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                                                                                                                 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard                                                                                                                                                                                                                                                                       requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                 Due on Sale clause.                                                                                                                                                                                                                                                                                                                                            amount, whichever applies.
                                                                                                                                                                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                                                                             [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                 contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Missouri Late Charge Percent and Amount Testing: Missouri Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Charge: Note late charge of 10.00000%/$25.00 exceeds state maximum of 5% or $15, whichever is greater.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $8,033.60 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $8,069.30 in the amount of $35.70.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2005, prior to three (3) business days from transaction date of 04/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
243457647 XXX       $XXX      IN    10/XX/2005 9/XX/2005    Investment Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                                                                                                                                                                                                                                                -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
243279273 XXX       $XXX      FL    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                                                                                                                                                                                                                                                -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       amount, whichever applies.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                                                                             provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                 contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                     [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
243638783 XXX       $XXX      VT    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       disbursement date for compliance testing.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                                                                                                                 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard                                                                                                                                                                                                                                                                       requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                 Due on Sale clause.                                                                                                                                                                                                                                                                                                                                            amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
243531409 XXX       $XXX      CA    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] State Compliance - California Primary Residence Late Charge Percent Testing: California                                                                                                                                                                                                                                                                                                          -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            Late Charge: Note late charge of 10.00000%/$25.00 exceeds state maximum of 6% or $5,
                                                                                                                                                                                                 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard                                                                                                                                                                                                                                                                       whichever is greater.
                                                                                                                                                                                                 Due on Sale clause.                                                                                                                                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2005, prior to three (3) business days from transaction date of 09/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
243856110 XXX       $XXX      CA    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] State Compliance - California Primary Residence Late Charge Percent Testing: California                                                                                                                                                                                                                                                                                                          -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            Late Charge: Note late charge of 10.00000%/$25.00 exceeds state maximum of 6% or $5,
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       whichever is greater.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard                                                                                                                                                                                                                                                                       disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as
                                                                                                                                                                                                 Due on Sale clause.                                                                                                                                                                                                                                                                                                                                            disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2005, prior to three (3) business days from transaction date of 05/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
243225514 XXX       $XXX      CT    10/XX/2005 9/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       disbursement date for compliance testing.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
243110453 XXX       $XXX      GA    11/XX/2005 10/XX/2005   Investment Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Note Date of 11/XX/2005 used as disbursement date for
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       compliance testing.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                                                                                                                 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard                                                                                                                                                                                                                                                                       requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                 Due on Sale clause.                                                                                                                                                                                                                                                                                                                                            amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
243026304 XXX       $XXX      GA    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       disbursement date for compliance testing.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                                                                                                                 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard                                                                                                                                                                                                                                                                       requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                 Due on Sale clause.                                                                                                                                                                                                                                                                                                                                            amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Georgia Home Loan (Arbitration Clause): Georgia Home Loan: Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                loan contains an unfair or oppressive arbitration clause.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Georgia Home Loan (Late Charge): Georgia Home Loan:  Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period of less than ten (10) days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
243912675 XXX       $XXX      MI    11/XX/2005 11/XX/2005   Investment Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as
                                                                                                                                                                                                 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard                                                                                                                                                                                                                                                                       disbursement date for compliance testing.
                                                                                                                                                                                                 Due on Sale clause.                                                                                                                                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
243696958 XXX       $XXX      CA    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] State Compliance - California Primary Residence Late Charge Percent Testing: California                                                                                                                                                                                                                                                                                                          -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            Late Charge: Note late charge of 10.00000%/$52.18 exceeds state maximum of 6% or $5,
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       whichever is greater.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
243984227 XXX       $XXX      WA    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       disbursement date for compliance testing.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006.
243751016 XXX       $XXX      FL    1/XX/2006  12/XX/2005   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) RTC Error:  Right to Cancel expiration date is blank.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2006, prior to three (3) business days from transaction date of 01/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disbursement Date: Unable to test RTC expiration date due to missing information.
243822590 XXX       $XXX      FL    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       disbursement date for compliance testing.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                                                                                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                                                                             requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                 contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                     amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
243688716 XXX       $XXX      IL    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                                                                                                                                                                                                                                                -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       amount, whichever applies.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 10.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 10.00000%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
243844446 XXX       $XXX      VA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                                                                                                                                                                                                                                                -
                                                                       Debt Consolidation                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                 [3] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match                                                                                                                                                                                                                                                                             amount, whichever applies.
                                                                                                                                                                                                 calculated P&I: Note P&I of $761.41 does not match Calculated P&I of $759.58                                                                                                                                                                                                                                                                                   [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard                                                                                                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                                                 Due on Sale clause.                                                                                                                                                                                                                                                                                                                                            date located in file.  Compliance tests were run using an application date of 02/XX/2006
                                                                                                                                                                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                                                                             which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                 contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                     application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Virginia Late Charge Percent Testing: Virginia Late Charge: Note late charge percent of 10.00000% exceeds the state maximum of 5%.
243292348 XXX       $XXX      FL    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                                                                                                                                                                                                                                                -
                                                                       Debt Consolidation                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
243605375 XXX       $XXX      FL    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       disbursement date for compliance testing.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                                                                                                                 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard                                                                                                                                                                                                                                                                       requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                 Due on Sale clause.                                                                                                                                                                                                                                                                                                                                            amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
243586868 XXX       $XXX      NJ    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage                                                                                                                                                                                                                                                                                                            Late Charge
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            loan contains an impermissible late charge of greater than 5.0% or a grace period less than
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       15 days.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard                                                                                                                                                                                                                                                                       disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as
                                                                                                                                                                                                 Due on Sale clause.                                                                                                                                                                                                                                                                                                                                            disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                prepayment penalties are permissible in the state of New Jersey.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
243068848 XXX       $XXX      MA    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.   Disclosed payment on Note of $1328.70 does not correspond with the loan amount,                                                                                                                           2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                      loan term, and interest rate on the loan.                                                                                                                                                                                                                             disbursement date not found in file. Note Date of 04/XX/2006 used as disbursement date for
                                                                                                                                                                                                 [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                                                                                                                                        compliance testing.
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Late Charge Percent Testing: Massachusetts Late Charge:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Note late charge percent of 10.00000% exceeds the state maximum of 3%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
243448363 XXX       $XXX      CA    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       disbursement date for compliance testing.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                                                                                                                 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard                                                                                                                                                                                                                                                                       requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                 Due on Sale clause.                                                                                                                                                                                                                                                                                                                                            amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                in Lending Act: Final TIL was not provided to the borrower by closing.
243783420 XXX       $XXX      NY    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of   Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $295.22                                                                                                                                                                                                     -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as   does not correspond with the loan amount, loan term, and interest rate on the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 10.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $40,852.80 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $41,186.83 in the amount of $334.03.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
243839539 XXX       $XXX      DE    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] State Compliance - Delaware Late Charge Percent Testing: Delaware Late Charge: Note late                                                                                                                                                                                                                                                                                                         -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            charge percent of 10.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as
                                                                                                                                                                                                 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard                                                                                                                                                                                                                                                                       disbursement date for compliance testing.
                                                                                                                                                                                                 Due on Sale clause.                                                                                                                                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                                                                                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                                                                             requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                 contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                     amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
243885569 XXX       $XXX      OH    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Note Date of 05/XX/2006 used as disbursement date for
                                                                                                                                                                                                 [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                                                                                                                                        compliance testing.
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Ohio Late Charge Percent and Amount Testing: Ohio Late Charge: Note
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                late charge of 10.00000%/$25.00 exceeds state maximum of 5% or $15, whichever is greater.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
243786574 XXX       $XXX      OK    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
243090496 XXX       $XXX      FL    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       disbursement date for compliance testing.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                                                                                                                 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard                                                                                                                                                                                                                                                                       requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                 Due on Sale clause.                                                                                                                                                                                                                                                                                                                                            amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
243867816 XXX       $XXX      NY    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Note Date of 06/XX/2006 used as disbursement date for
                                                                                                                                                                                                 [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                                                                                                                                        compliance testing.
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard                                                                                                                                                                                                                                                                       amount, whichever applies.
                                                                                                                                                                                                 Due on Sale clause.                                                                                                                                                                                                                                                                                                                                            [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 10.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
243522418 XXX       $XXX      AL    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] State Compliance - Alabama Late Charge Percent and Amount Testing: Alabama Late Charge:                                                                                                                                                                                                                                                                                                          -
                                                                       Debt Consolidation                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            Note late charge of 10.00000%/$25.00 exceeds state maximum of 5% or $10, whichever is
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       greater.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard                                                                                                                                                                                                                                                                       disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as
                                                                                                                                                                                                 Due on Sale clause.                                                                                                                                                                                                                                                                                                                                            disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.
243311796 XXX       $XXX      FL    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
243783825 XXX       $XXX      MI    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       disbursement date for compliance testing.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rights disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Counseling Notice not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Michigan Late Charge Percent and Amount Testing: Michigan Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Charge: Note late charge of 10.00000% exceeds state maximum of 5% or $15, whichever is greater.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
243148336 XXX       $XXX      PA    8/XX/2006  7/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       amount, whichever applies.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                                                                             [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                                                 contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                     date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Pennsylvania Prepayment Penalty Junior Lien: Pennsylvania Prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Penalty: A prepayment penalty is not permissible on a junior lien loan less than or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $50,000.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
243719272 XXX       $XXX      NC    8/XX/2006  7/XX/2006    Primary    Refinance Rate/Term                 3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           C           C           C           C           [3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home                                                                                                                                                                                                                                                                                                             State - NC
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            Loan: Unable to determine if refinance loan was made without a tangible net benefit to
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       borrower due to missing prior loan information.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - North Carolina Subordinate Lien Late Charge Percent Testing: North
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Carolina Late Charge: Note late charge percent of 10.00000% exceeds the state maximum of 4%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
243543542 XXX       $XXX      NJ    8/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage                                                                                                                                                                                                                                                                                                            Late Charge
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            loan contains an impermissible late charge of greater than 5.0% or a grace period less than
                                                                                                                                                                                                 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard                                                                                                                                                                                                                                                                       15 days.
                                                                                                                                                                                                 Due on Sale clause.                                                                                                                                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                                                                             disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as
                                                                                                                                                                                                 contain the following clauses:: Due On Sale Clause, Mortgagors requirement to maintain                                                                                                                                                                                                                                                                         disbursement date for compliance testing.
                                                                                                                                                                                                 adequate insurance at the mortgagor's own expense, Holder's right to foreclose,                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                                                                                                                 Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                     requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
243196791 XXX       $XXX      PA    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       disbursement date for compliance testing.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                                                                                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                                                                             requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                 contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                     amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Pennsylvania Prepayment Penalty Junior Lien: Pennsylvania Prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Penalty: A prepayment penalty is not permissible on a junior lien loan less than or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $50,000.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
243736006 XXX       $XXX      FL    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       disbursement date for compliance testing.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                                                                                                                 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard                                                                                                                                                                                                                                                                       requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                 Due on Sale clause.                                                                                                                                                                                                                                                                                                                                            amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
243628160 XXX       $XXX      NC    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       disbursement date for compliance testing.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                                                                                                                 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard                                                                                                                                                                                                                                                                       requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                 Due on Sale clause.                                                                                                                                                                                                                                                                                                                                            amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - North Carolina Subordinate Lien Late Charge Percent Testing: North
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Carolina Late Charge: Note late charge percent of 10.00000% exceeds the state maximum of 4%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
243457165 XXX       $XXX      FL    10/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                                                                                                                                                                                                                                                -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       amount, whichever applies.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                                                                             provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                 contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                     [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
243287343 XXX       $XXX      NJ    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage                                                                                                                                                                                                                                                                                                            Late Charge
                                                                       Debt Consolidation                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            loan contains an impermissible late charge of greater than 5.0% or a grace period less than
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       15 days.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard                                                                                                                                                                                                                                                                       disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as
                                                                                                                                                                                                 Due on Sale clause.                                                                                                                                                                                                                                                                                                                                            disbursement date for compliance testing.
                                                                                                                                                                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                                                                             [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                                                                                                                 contain the following clauses:: Due On Sale Clause, Homestead Exemption Waiver                                                                                                                                                                                                                                                                                 requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
243274858 XXX       $XXX      CA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] State Compliance - California Primary Residence Late Charge Percent Testing: California                                                                                                                                                                                                                                                                                                          -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            Late Charge: Note late charge of 10.00000% exceeds state maximum of 6% or $5, whichever is
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       greater.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard                                                                                                                                                                                                                                                                       disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as
                                                                                                                                                                                                 Due on Sale clause.                                                                                                                                                                                                                                                                                                                                            disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
243457166 XXX       $XXX      MD    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       disbursement date for compliance testing.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                                                                                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                                                                             requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                 contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                     amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
243954666 XXX       $XXX      AZ    6/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as
                                                                                                                                                                                                 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard                                                                                                                                                                                                                                                                       disbursement date for compliance testing.
                                                                                                                                                                                                 Due on Sale clause.                                                                                                                                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                in Lending Act: Final TIL was not provided to the borrower by closing.
243975481 XXX       $XXX      NY    4/XX/2005  3/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       disbursement date for compliance testing.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                                                                                                                 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard                                                                                                                                                                                                                                                                       requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                 Due on Sale clause.                                                                                                                                                                                                                                                                                                                                            amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 10.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2005, prior to three (3) business days from transaction date of 04/XX/2005.
243318753 XXX       $XXX      CA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] State Compliance - California Primary Residence Late Charge Percent Testing: California                                                                                                                                                                                                                                                                                                          -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            Late Charge: Note late charge of 10.00000% exceeds state maximum of 6% or $5, whichever is
                                                                                                                                                                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                                                                             greater.
                                                                                                                                                                                                 contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
243555368 XXX       $XXX      CA    1/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] State Compliance - California Primary Residence Late Charge Percent Testing: California                                                                                                                                                                                                                                                                                                          -
                                                                       Debt Consolidation                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            Late Charge: Note late charge of 10.00000%/$25.00 exceeds state maximum of 6% or $5,
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       whichever is greater.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.
243986795 XXX       $XXX      PA    2/XX/2007  2/XX/2007    Investment Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
243062897 XXX       $XXX      ID    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Idaho Late Charge Percent and Amount Testing: Idaho Late Charge: Note
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                late charge of 10.00000%/$25.00 exceeds state maximum of 5% or $15, whichever is greater.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Idaho Prepayment Penalty: Idaho Prepayment Penalty:  Loan contains a prepayment penalty which was not disclosed separately in writing to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
243722691 XXX       $XXX      MT    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Montana Late Charge Percent and Amount Testing: Montana Late Charge:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Note late charge of $25.00 exceeds state maximum of 5% or $15, whichever is greater.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
243721004 XXX       $XXX      NC    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard                                                                                                                                                                                                                                                                       disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as
                                                                                                                                                                                                 Due on Sale clause.                                                                                                                                                                                                                                                                                                                                            disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - North Carolina Subordinate Lien Late Charge Percent Testing: North
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Carolina Late Charge: Note late charge percent of 10.00000% exceeds the state maximum of 4%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
243737182 XXX       $XXX      CT    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       disbursement date for compliance testing.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
243340748 XXX       $XXX      VA    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                                                                                                                                                                                                                                                -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       amount, whichever applies.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Virginia Late Charge Percent Testing: Virginia Late Charge: Note late charge percent of 10.00000% exceeds the state maximum of 5%.
243647075 XXX       $XXX      FL    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
243408328 XXX       $XXX      PA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of   Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due                                                                                                                                                                                                 -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as   to missing Itemization of amount financed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $45,601.71 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $45,830.37 in the amount of $228.66.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
243596427 XXX       $XXX      CA    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing                                                                                                                                                                                                                                                                                                  Yes        TR
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                          Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - California Primary Residence Late Charge Percent Testing: California
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Late Charge: Note late charge of 10.00000%/$25.00 exceeds state maximum of 6% or $5, whichever is greater.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
243640433 XXX       $XXX      NY    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                                                                                                                                                                                                                                                -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       amount, whichever applies.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 10.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243797018 XXX       $XXX      ME    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    disbursement date for compliance testing.
                                                                                                                                                                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                                                                             [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                 contain the following clauses:: Due On Sale Clause, Holder's right to foreclose,                                                                                                                                                                                                                                                                               [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                                                 Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                     date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
243788728 XXX       $XXX      AZ    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of   Federal Compliance - Final TIL Finance Charge Under Disclosed: Finance charges are under disclosed                                                                                                                                                                                                      -
                                                                       Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as   $243.65. Itemization of amount financed did not disclose a CLO Fee in the amount of $235 and a Flood
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    disbursement date for compliance testing.                                                    Cert Fee for $8.75 as a prepaid finance charge.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lending Act:  Final TIL APR of 10.75000% is underdisclosed from calculated APR of 10.92022%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                outside of 0.125% tolerance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $40,941.92 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $41,185.57 in the amount of $243.65.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
243631832 XXX       $XXX      NJ    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage    Federal Compliance - Final TIL Finance Charge Under Disclosed: Finance charges are under disclosed                                                                                                                                                                                                      Late Charge
                                                                       Debt Consolidation                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       loan contains an impermissible late charge of greater than 5.0% or a grace period less than  $360.19. Itemization of amount financed did not disclose a CLO Fee in the amount of $360 as a prepaid
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    15 days.                                                                                     finance charge.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                prepayment penalties are permissible in the state of New Jersey.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $54,139.23 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $54,508.17 in the amount of $368.94.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
243620208 XXX       $XXX      CA    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       disbursement date for compliance testing.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
243483955 XXX       $XXX      CA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] State Compliance - California Primary Residence Late Charge Percent Testing: California                                                                                                                                                                                                                                                                                                          -
                                                                       Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       Late Charge: Note late charge of 10.00000%/$25.00 exceeds state maximum of 6% or $5,
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    whichever is greater.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
243068391 XXX       $XXX      LA    11/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing                                                                                                                                                                                                                                                                                                  Yes        TR
                                                                       Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                          Indeterminable
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Louisiana Late Charge Percent Testing: Louisiana Late Charge: Note
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                late charge percent of 10.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                11/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
243247045 XXX       $XXX      CA    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing                                                                                                                                                                                                                                                                                                  Yes        TR
                                                                       Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                          Indeterminable
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                12/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
243649050 XXX       $XXX      PA    11/XX/2002 10/XX/2002   Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.   Security instrument in file is unsigned                                                                                                                                                                   3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided:                                                                                                                                                                                                                                                                                                  No         TNR Testing Not
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in                                                                                                                                                                                                                                                                                                          Required
                                                                                                                                                                                                 [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                                                                                                                                        file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Note Date of 11/XX/2002 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                10/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
243973055 XXX       $XXX      NC    12/XX/2002 11/XX/2002   Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided:                                                                                                                                                                                                                                                                                                  No         TNR Testing Not
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in                                                                                                                                                                                                                                                                                                          Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                11/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - North Carolina Home Loan (Impermissible Prepayment Penalty): North
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Carolina Home Loan: First lien mortgage loan less than $150,000 contains an impermissible prepayment penalty.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Late Charge: Note late charge percent of 10.00000% exceeds the state maximum of 4%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - North Carolina HELOC Prepayment Penalty: North Carolina Prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Penalty: A prepayment penalty is not permissible on a HELOC.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
243482672 XXX       $XXX      MI    9/XX/2003  8/XX/2003    UTD        UTD UTD                             3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided:                                                                                                                                                                                                                                                                                                  UTD        Indeterminable
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 09/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Missing: Unable to test HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Agreement due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Michigan Late Charge Percent and Amount Testing: Michigan Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Charge: Note late charge of 10.00000%/$25.00 exceeds state maximum of 5% or $15, whichever is greater.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                08/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
243402893 XXX       $XXX      CA    11/XX/2003 10/XX/2003   Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided:                                                                                                                                                                                                                                                                                                  No         TNR Testing Not
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in                                                                                                                                                                                                                                                                                                          Required
                                                                                                                                                                                                 [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                                                                                                                                        file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Note Date of 11/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                10/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
243830178 XXX       $XXX      CA    9/XX/2003  8/XX/2003    UTD        Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided:                                                                                                                                                                                                                                                                                                  No         TNR Testing Not
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in                                                                                                                                                                                                                                                                                                          Required
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 09/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                08/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
243386546 XXX       $XXX      AZ    1/XX/2004  12/XX/2003   UTD        UTD UTD                             3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided:                                                                                                                                                                                                                                                                                                  UTD        Indeterminable
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 01/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                12/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
243523191 XXX       $XXX      PA    6/XX/2002  5/XX/2002    Primary    UTD UTD                             3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided:                                                                                                                                                                                                                                                                                                  UTD        Indeterminable
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Note Date of 06/XX/2002 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                05/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
243105909 XXX       $XXX      NY    10/XX/2003 9/XX/2003    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 10/XX/2003 used as
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       disbursement date for compliance testing.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 10.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
243743048 XXX       $XXX      CA    11/XX/2003 10/XX/2003   Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided:                                                                                                                                                                                                                                                                                                  No         TNR Testing Not
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in                                                                                                                                                                                                                                                                                                          Required
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Note Date of 11/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                10/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
243061852 XXX       $XXX      CA    3/XX/2004  2/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] State Compliance - California Primary Residence Late Charge Percent Testing: California                                                                                                                                                                                                                                                                                                          -
                                                                       Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       Late Charge: Note late charge of 10.00000%/$25.00 exceeds state maximum of 6% or $5,
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    whichever is greater.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
243750015 XXX       $XXX      CA    5/XX/2004  4/XX/2004    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided:                                                                                                                                                                                                                                                                                                  No         TNR Testing Not
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in                                                                                                                                                                                                                                                                                                          Required
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                04/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
243780119 XXX       $XXX      CA    5/XX/2004  4/XX/2004    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided:     Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Document was not signed                                                                                                                                                                                        No         TNR Testing Not
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in  by borrower                                                                                                                                                                                                                                                                                             Required
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                04/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
243657831 XXX       $XXX      NY    3/XX/2004  2/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       disbursement date for compliance testing.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 10.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2004, prior to three (3) business days from transaction date of 03/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
243955605 XXX       $XXX      CA    6/XX/2004  5/XX/2004    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided:     Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: rtc not signed.                                                                                                                                                                                                No         TNR Testing Not
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in                                                                                                                                                                                                                                                                                                          Required
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - California Primary Residence Late Charge Percent Testing: California
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Late Charge: Note late charge of 10.00000%/$25.00 exceeds state maximum of 6% or $5, whichever is greater.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                05/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                RTC Signature Date. Unable to determine compliance with rescission timing requirements.
243938869 XXX       $XXX      CA    9/XX/2004  8/XX/2004    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided:     Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: The RTC was not signed or                                                                                                                                                                                      No         TNR Testing Not
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in  dated.                                                                                                                                                                                                                                                                                                  Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                08/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) RTC Error:  Right to Cancel expiration date is blank.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
243705531 XXX       $XXX      NJ    9/XX/2004  8/XX/2004    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided:                                                                                                                                                                                                                                                                                                  Yes        TR
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in                                                                                                                                                                                                                                                                                                          Indeterminable
                                                                                                                                                                                                 [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                                                                                                                                        file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable                                                                                                                                                                                                                                                                                                                 (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                loan contains an impermissible late charge of greater than 5.0% or a grace period less than
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                08/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                prepayment penalties are permissible in the state of New Jersey.
243779556 XXX       $XXX      CA    3/XX/2005  2/XX/2005    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided:     Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: UTD Missing supporting                                                                                                                                                                                         No         TNR Testing Not
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in  documentation                                                                                                                                                                                                                                                                                           Required
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - California Primary Residence Late Charge Percent Testing: California
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Late Charge: Note late charge of 10.00000%/$25.00 exceeds state maximum of 6% or $5, whichever is greater.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Missing: Unable to test HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Agreement due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
243070715 XXX       $XXX      CA    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided:     Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: No Signature on document.                                                                                                                                                                                      No         TNR Testing Not
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in                                                                                                                                                                                                                                                                                                          Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                06/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
243402002 XXX       $XXX      FL    4/XX/2005  3/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of   Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Not executed                                                                                                                                                                                                              -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       disbursement date for compliance testing.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Missing: Unable to test HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Agreement due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2005, prior to three (3) business days from transaction date of 04/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
243895231 XXX       $XXX      CA    3/XX/2005  2/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Missing: Unable to test HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Agreement due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
243693472 XXX       $XXX      CA    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided:     Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: RTC is missing the                                                                                                                                                                                             No         TNR Testing Not
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in  Borrowers' signature date.                                                                                                                                                                                                                                                                              Required
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - California Primary Residence Late Charge Percent Testing: California
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Late Charge: Note late charge of 10.00000%/$25.00 exceeds state maximum of 6% or $5, whichever is greater.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                07/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
243983514 XXX       $XXX      FL    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of   Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: RTC not signed.                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       disbursement date for compliance testing.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Missing: Truth in Lending Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (HELOC): Credit Agreement not provided to borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
243237949 XXX       $XXX      CA    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided:     Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Document not signed.                                                                                                                                                                                           No         TNR Testing Not
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in                                                                                                                                                                                                                                                                                                          Required
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Missing: Unable to test HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Agreement due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                09/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
243189113 XXX       $XXX      CT    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided:                                                                                                                                                                                                                                                                                                  Yes        TR
                                                                       Debt Consolidation                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in                                                                                                                                                                                                                                                                                                          Indeterminable
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                11/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
243326677 XXX       $XXX      NY    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of   Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: RTC form is not signed.                                                                                                                                                                                                   -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       disbursement date for compliance testing.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 10.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                A prepayment penalty is not permissible on a subordinate lien loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
243457669 XXX       $XXX      FL    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of   Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: not signed or dated by                                                                                                                                                                                                    -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as   borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Missing: Unable to test HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Agreement due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
243615596 XXX       $XXX      CA    12/XX/2005 12/XX/2005   Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided:     Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Right to Cancel is not                                                                                                                                                                                         No         TNR Testing Not
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in  signed by borrower.                                                                                                                                                                                                                                                                                     Required
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                12/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
243401924 XXX       $XXX      VA    2/XX/2006  1/XX/2006    Primary    Refinance UTD                       2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of   Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Document is not signed by                                                                                                                                                                                                 -
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as   borrowers
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       disbursement date for compliance testing.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Virginia Late Charge Percent Testing: Virginia Late Charge: Note late charge percent of 10.00000% exceeds the state maximum of 5%.
243664527 XXX       $XXX      CA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided:     Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Notice of Right to Cancel                                                                                                                                                                                      No         TNR Testing Not
                                                                       Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in  was not signed by the borrower.                                                                                                                                                                                                                                                                         Required
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - California Primary Residence Late Charge Percent Testing: California
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Late Charge: Note late charge of 10.00000%/$25.00 exceeds state maximum of 6% or $5, whichever is greater.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                02/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
243110762 XXX       $XXX      VA    3/XX/2006  2/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of   Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Right to cancel form not                                                                                                                                                                                                  -
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as   signed by borrowers.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Virginia Late Charge Percent Testing: Virginia Late Charge: Note late charge percent of 10.00000% exceeds the state maximum of 5%.
243818114 XXX       $XXX      CA    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] State Compliance - California Primary Residence Late Charge Percent Testing: California                                                                                                                                                                                                                                                                                                          -
                                                                       Debt Consolidation                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            Late Charge: Note late charge of 10.00000%/$25.00 exceeds state maximum of 6% or $5,
                                                                                                                                                                                                 [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                                                                                                                                        whichever is greater.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
243051051 XXX       $XXX      FL    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of   Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: RTC is unsigned and                                                                                                                                                                                                       -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as   undated.
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       disbursement date for compliance testing.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
243096511 XXX       $XXX      AL    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] State Compliance - Alabama Late Charge Percent and Amount Testing: Unable to determine   Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: RTC not signed or dated                                                                                                                                                                                                   -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Alabama Prepayment Penalty: Alabama Prepayment Penalty: A prepayment penalty is not permitted under the Consumer Credit Act.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
243307826 XXX       $XXX      IL    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided:     Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: RTC is missing Borrowers'                                                                                                                                                                                      No         TNR Testing Not
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in  signature date.                                                                                                                                                                                                                                                                                         Required
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 10.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                04/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
243845052 XXX       $XXX      NY    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests        Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Right to Cancel is not                                                                                                                                                                                                    -
                                                                       Debt Consolidation                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            requiring an LTV were run off an assumed value of a contract sales price or original loan    signed or dated by the borrowers.
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       amount, whichever applies.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 10.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
243932055 XXX       $XXX      NJ    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided:     Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: The RTC was not signed.                                                                                                                                                                                        Yes        TR
                                                                       Debt Consolidation                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in                                                                                                                                                                                                                                                                                                          Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable                                                                                                                                                                                                                                                                                                                 (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                loan contains an impermissible late charge of greater than 5.0% or a grace period less than
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                04/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
243245887 XXX       $XXX      CT    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided:     Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: RTC is missing borrower's                                                                                                                                                                                      Yes        TR
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in  signature date.                                                                                                                                                                                                                                                                                         Indeterminable
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                05/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
243753882 XXX       $XXX      PA    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided:                                                                                                                                                                                                                                                                                                  No         TNR Testing Not
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in                                                                                                                                                                                                                                                                                                          Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                06/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
243716161 XXX       $XXX      CA    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided:                                                                                                                                                                                                                                                                                                  No         TNR Testing Not
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in                                                                                                                                                                                                                                                                                                          Required
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - California Primary Residence Late Charge Percent Testing: California
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Late Charge: Note late charge of 10.00000%/$25.00 exceeds state maximum of 6% or $5, whichever is greater.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Missing: Unable to test HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Agreement due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                06/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
243816132 XXX       $XXX      WA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided:     Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Right to Cancel is                                                                                                                                                                                             No         TNR Testing Not
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in  missing borrower's signature, receipt date and expiration date.                                                                                                                                                                                                                                         Required
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                07/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Washington Prepayment Penalty Junior Lien: Washington Prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Penalty: A prepayment penalty is not permissible on a subordinate lien loan under the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Loan Act.
243952263 XXX       $XXX      CT    8/XX/2006  7/XX/2006    Primary    UTD UTD                             3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided:                                                                                                                                                                                                                                                                                                  UTD        Indeterminable
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Missing: Unable to test HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Agreement due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                07/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
243428340 XXX       $XXX      GA    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           C           C           C           C           [3] State Compliance - Georgia Home Loan (Arbitration Clause): Georgia Home Loan: Mortgage   Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing information                                                                                                                                                                                                       State - NC
                                                                       Debt Consolidation                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            loan contains an unfair or oppressive arbitration clause.                                    unable to verify
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       [3] State Compliance - Georgia Home Loan (Late Charge): Georgia Home Loan:  Mortgage loan
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    contains an impermissible late charge of greater than 5.0% or a grace period of less than ten (10) days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Missing: Unable to test HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Agreement due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
243026821 XXX       $XXX      CA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided:     Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: RTC not signed or dated                                                                                                                                                                                        No         TNR Testing Not
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in                                                                                                                                                                                                                                                                                                          Required
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                09/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
243414952 XXX       $XXX      MT    9/XX/2006  8/XX/2006    Investment Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       disbursement date for compliance testing.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                08/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Montana Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
243357582 XXX       $XXX      FL    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
243284992 XXX       $XXX      CT    10/XX/2006 9/XX/2006    Second     Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided:                                                                                                                                                                                                                                                                                                  No         TNR Testing Not
                                                            Home       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in                                                                                                                                                                                                                                                                                                          Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                09/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
243778244 XXX       $XXX      CT    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided:                                                                                                                                                                                                                                                                                                  Yes        TR
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in                                                                                                                                                                                                                                                                                                          Indeterminable
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Missing: Unable to test HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Agreement due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                10/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
243173314 XXX       $XXX      FL    11/XX/2006 10/XX/2006   UTD        UTD UTD                             2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       disbursement date for compliance testing.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
243777767 XXX       $XXX      KS    11/XX/2006 10/XX/2006   UTD        Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                         disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date for compliance testing.
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Missing: Unable to test HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Agreement due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Kansas Prepayment Penalty: Kansas Prepayment Penalty:  Loan contains an impermissible prepayment penalty of greater than 6 months.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
243269072 XXX       $XXX      MA    12/XX/2006 11/XX/2006   UTD        Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided:                                                                                                                                                                                                                                                                                                  Yes        TR
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in                                                                                                                                                                                                                                                                                                          Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable                                                                                                                                                                                                                                                                                                                 (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
243879830 XXX       $XXX      CA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided:     Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: RTC not signed.                                                                                                                                                                                                No         TNR Testing Not
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in                                                                                                                                                                                                                                                                                                          Required
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Missing: Unable to test HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Agreement due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
243207227 XXX       $XXX      GA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           C           C           C           C           [3] State Compliance - Georgia Home Loan (Late Charge): Georgia Home Loan:  Mortgage loan    Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: RTC in file but not                                                                                                                                                                                                       State - NC
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            contains an impermissible late charge of greater than 5.0% or a grace period of less than    signed
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       ten (10) days.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Note Date of 12/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
243923170 XXX       $XXX      LA    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                                                                                                                                                                                                                                                -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       amount, whichever applies.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Louisiana Late Charge Percent Testing: Louisiana Late Charge: Note
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                late charge percent of 10.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
243836318 XXX       $XXX      TN    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                                                                                                                                                                                                                                                -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       amount, whichever applies.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Tennessee Late Charge Percent and Amount Test: Tennessee Late Charge:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Note late charge of 10.00000%/$25.00 exceeds state maximum of 5% or $15, whichever is greater.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
243127764 XXX       $XXX      NJ    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided:     Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: RTC is in file - Not                                                                                                                                                                                           Yes        TR
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in  signed                                                                                                                                                                                                                                                                                                  Indeterminable
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable                                                                                                                                                                                                                                                                                                                 (UAL State)
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                loan contains an impermissible late charge of greater than 5.0% or a grace period less than
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                12/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
243533420 XXX       $XXX      MD    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests        General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were                                                                                                                                                                                                 -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            requiring an LTV were run off an assumed value of a contract sales price or original loan    run off an assumed value of a contract sales price or original loan amount, whichever applies.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                amount, whichever applies.                                                                   Acknowledged
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
243262136 XXX       $XXX      MT    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided:                                                                                                                                                                                                                                                                                                  No         TNR Testing Not
                                                                       Debt Consolidation                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in                                                                                                                                                                                                                                                                                                          Required
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                01/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Montana Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
243972111 XXX       $XXX      MD    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of   Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: RTC in file - Not signed                                                                                                                                                                                                  -
                                                                       Debt Consolidation                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       disbursement date for compliance testing.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Maryland Prepayment Penalty Second Lien: Maryland Prepayment Penalty:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                A prepayment penalty is not permissible on a second lien loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
243795757 XXX       $XXX      WA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided:                                                                                                                                                                                                                                                                                                  No         TNR Testing Not
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in                                                                                                                                                                                                                                                                                                          Required
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                01/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243689737 XXX       $XXX      MD    2/XX/2007  1/XX/2007    Investment Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: A
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                prepayment penalty is not permissible on a loan with an effective rate of interest of 8% or greater. Loan's effective rate of interest is 24.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                01/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
243384410 XXX       $XXX      CA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243531190 XXX       $XXX      NY    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                                                                                                                                                                                                                                                -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       amount, whichever applies.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 10.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243768106 XXX       $XXX      NE    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided:                                                                                                                                                                                                                                                                                                  No         TNR Testing Not
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in                                                                                                                                                                                                                                                                                                          Required
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): "Billing Rights" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Nebraska Late Charge Percent Testing: Nebraska Late Charge: Note late charge percent of 10.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Nebraska Mortgage Bankers Registration and Licensing Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Impermissible Fees on Refinance): Unable to test refinance due to missing information.
243850704 XXX       $XXX      GA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           C           C           C           C           [3] State Compliance - Georgia Home Loan (Late Charge): Georgia Home Loan:  Mortgage loan                                                                                                                                                                                                                                                                                                            State - NC
                                                                       Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       contains an impermissible late charge of greater than 5.0% or a grace period of less than
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    ten (10) days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
243212328 XXX       $XXX      VA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       disbursement date for compliance testing.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Virginia Late Charge Percent Testing: Virginia Late Charge: Note late charge percent of 10.00000% exceeds the state maximum of 5%.
243421145 XXX       $XXX      AZ    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided:                                                                                                                                                                                                                                                                                                  No         TNR Testing Not
                                                                       Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in                                                                                                                                                                                                                                                                                                          Required
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                03/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243936829 XXX       $XXX      CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided:                                                                                                                                                                                                                                                                                                  No         TNR Testing Not
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in                                                                                                                                                                                                                                                                                                          Required
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                03/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
243840925 XXX       $XXX      PA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided:                                                                                                                                                                                                                                                                                                  No         TNR Testing Not
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in                                                                                                                                                                                                                                                                                                          Required
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Impermissible Demand Feature: Truth in Lending Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (HELOC): HELOC Mortgage loan contains an impermissible demand feature.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                03/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Pennsylvania Prepayment Penalty Junior Lien: Pennsylvania Prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Penalty: A prepayment penalty is not permissible on a junior lien loan less than or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $50,000.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243729672 XXX       $XXX      GA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           C           C           C           C           [3] State Compliance - Georgia Home Loan (Arbitration Clause): Georgia Home Loan: Mortgage                                                                                                                                                                                                                                                                                                           State - NC
                                                                       Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       loan contains an unfair or oppressive arbitration clause.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [3] State Compliance - Georgia Home Loan (Late Charge): Georgia Home Loan:  Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period of less than ten (10) days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Note Date of 04/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
243976176 XXX       $XXX      GA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           C           C           C           C           [3] State Compliance - Georgia Home Loan (Arbitration Clause): Georgia Home Loan: Mortgage                                                                                                                                                                                                                                                                                                           State - NC
                                                                       Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       loan contains an unfair or oppressive arbitration clause.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
243928912 XXX       $XXX      NY    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                                                                                                                                                                                                                                                -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       amount, whichever applies.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 10.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243332054 XXX       $XXX      CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided:                                                                                                                                                                                                                                                                                                  No         TNR Testing Not
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in                                                                                                                                                                                                                                                                                                          Required
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243848731 XXX       $XXX      NY    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                                                                                                                                                                                                                                                -
                                                                       Debt Consolidation                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            requiring an LTV were run off an assumed value of a contract sales price or original loan
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            amount, whichever applies.
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 10.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243546117 XXX       $XXX      CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided:                                                                                                                                                                                                                                                                                                  No         TNR Testing Not
                                                                       Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in                                                                                                                                                                                                                                                                                                          Required
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - California Primary Residence Late Charge Percent Testing: California
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Late Charge: Note late charge of 10.00000%/$25.00 exceeds state maximum of 6% or $5, whichever is greater.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243434399 XXX       $XXX      NJ    5/XX/2007  5/XX/2007    Investment Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                05/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
243842788 XXX       $XXX      CA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided:                                                                                                                                                                                                                                                                                                  No         TNR Testing Not
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in                                                                                                                                                                                                                                                                                                          Required
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                05/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243198321 XXX       $XXX      NY    6/XX/2007  5/XX/2007    Primary    Refinance UTD                       2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 10.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                A prepayment penalty is not permissible on a subordinate lien loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
243598802 XXX       $XXX      MD    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       disbursement date for compliance testing.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: A
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                prepayment penalty is not permissible on a loan with an effective rate of interest of 8% or greater. Loan's effective rate of interest is 24.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
243155397 XXX       $XXX      NH    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided:                                                                                                                                                                                                                                                                                                  No         TNR Testing Not
                                                                       Debt Consolidation                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in                                                                                                                                                                                                                                                                                                          Required
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                05/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243949393 XXX       $XXX      CA    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided:                                                                                                                                                                                                                                                                                                  No         TNR Testing Not
                                                                       Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in                                                                                                                                                                                                                                                                                                          Required
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
243998317 XXX       $XXX      OH    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided:                                                                                                                                                                                                                                                                                                  Yes        TR
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in                                                                                                                                                                                                                                                                                                          Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Ohio Consumer Sales Practices Act:  Borrower's ability to repay not verified with reliable documentation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Ohio Prepayment Penalty Small Loan: Ohio Prepayment Penalty: A
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                prepayment penalty is not permissible on a first lien loan less than $75,000.00.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243500508 XXX       $XXX      CA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided:                                                                                                                                                                                                                                                                                                  No         TNR Testing Not
                                                                       Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in                                                                                                                                                                                                                                                                                                          Required
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243324747 XXX       $XXX      NY    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 10.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
243801372 XXX       $XXX      MA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided:                                                                                                                                                                                                                                                                                                  Yes        TR
                                                                       Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in                                                                                                                                                                                                                                                                                                          Indeterminable
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable                                                                                                                                                                                                                                                                                                                 (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Massachusetts Late Charge: Note late charge of 10.00000%/$25.00 exceeds state maximum of 10%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                or $10, whichever is lesser.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243247018 XXX       $XXX      CA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided:                                                                                                                                                                                                                                                                                                  No         TNR Testing Not
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in                                                                                                                                                                                                                                                                                                          Required
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - California Primary Residence Late Charge Percent Testing: California
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Late Charge: Note late charge of 10.00000%/$25.00 exceeds state maximum of 6% or $5, whichever is greater.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243742383 XXX       $XXX      MD    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: A
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                prepayment penalty is not permissible on a loan with an effective rate of interest of 8% or greater. Loan's effective rate of interest is 24.00000%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
243205531 XXX       $XXX      CA    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided:                                                                                                                                                                                                                                                                                                  No         TNR Testing Not
                                                                       Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in                                                                                                                                                                                                                                                                                                          Required
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                01/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
243826305 XXX       $XXX      CA    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided:                                                                                                                                                                                                                                                                                                  No         TNR Testing Not
                                                                       Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in                                                                                                                                                                                                                                                                                                          Required
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                01/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243020074 XXX       $XXX      VA    11/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Virginia Late Charge Percent Testing: Virginia Late Charge: Note late charge percent of 10.00000% exceeds the state maximum of 5%.
243739798 XXX       $XXX      CA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided:                                                                                                                                                                                                                                                                                                  No         TNR Testing Not
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in                                                                                                                                                                                                                                                                                                          Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - California Primary Residence Late Charge Percent Testing: California
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Late Charge: Note late charge of 15.00000%/$25.00 exceeds state maximum of 6% or $5, whichever is greater.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                10/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243794918 XXX       $XXX      TX    4/XX/2006  3/XX/2006    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard                                                                                                                                                                                                                                                                       date located in file.  Compliance tests were run using an application date of 03/XX/2006
                                                                                                                                                                                                 Due on Sale clause.                                                                                                                                                                                                                                                                                                                                            which is 1 months prior to consummation. A lookback was performed to determine this application date.
243149611 XXX       $XXX      VA    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing                                                                                                                                                                                                                                                                                                  Yes        TR
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                          Indeterminable
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       compliance testing is unreliable.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                03/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
243277928 XXX       $XXX      TX    2/XX/2006  1/XX/2006    UTD        Purchase                            3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing                                                                                                                                                                                                                                                                                                  No         TNR Testing Not
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                          Required
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                01/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
243110086 XXX       $XXX      CA    3/XX/2006  2/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
243499452 XXX       $XXX      MI    6/XX/2006  5/XX/2006    UTD        UTD UTD                             3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing                                                                                                                                                                                                                                                                                                  UTD        Indeterminable
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rights disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Counseling Notice not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                05/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
243613204 XXX       $XXX      IL    11/XX/2006 10/XX/2006   UTD        Purchase                            3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing                                                                                                                                                                                                                                                                                                  No         TNR Testing Not
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                          Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                10/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
243142357 XXX       $XXX      NV    4/XX/2004  3/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                           2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to                                                                                                                                                                                                                                                                                                                  -
                                                                       Other                                                                                                                     Position: 1                                                                                                                                                                                                                                                                                                                                                    determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
243568945 XXX       $XXX      CA    6/XX/2004  5/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
243104683 XXX       $XXX      TX    12/XX/2006 11/XX/2006   UTD        Purchase                            3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing                                                                                                                                                                                                                                                                                                  Yes        TR
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                          Indeterminable
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
243862917 XXX       $XXX      CA    5/XX/2004  4/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2004, prior to three (3) business days from transaction date of 05/XX/2004.
243340857 XXX       $XXX      CA    4/XX/2004  3/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                           2           B           B           B           B           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     Position: 1                                                                                                                                                                                                                                                                                                                                                    determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
243555594 XXX       $XXX      CA    6/XX/2004  6/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                           2           B           B           B           B           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     Position: 1                                                                                                                                                                                                                                                                                                                                                    determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): HELOC Brochure not provided to borrower at application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2004, prior to three (3) business days from transaction date of 06/XX/2004.
243560324 XXX       $XXX      MI    7/XX/2004  6/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                           2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     Position: 1                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2004, prior to three (3) business days from transaction date of 07/XX/2004.
243441316 XXX       $XXX      OH    5/XX/2004  4/XX/2004    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Ohio Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
243693275 XXX       $XXX      NY    7/XX/2004  6/XX/2004    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
243044822 XXX       $XXX      CO    7/XX/2004  6/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to                                                                                                                                                                                                                                                                                                                  -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
243669898 XXX       $XXX      CA    8/XX/2004  7/XX/2004    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
243542129 XXX       $XXX      IL    12/XX/2006 11/XX/2006   Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 10.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 8.25000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
243981574 XXX       $XXX      MI    6/XX/2006  5/XX/2006    UTD        Purchase                            2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as
                                                                                                                                                                                                 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard                                                                                                                                                                                                                                                                       disbursement date for compliance testing.
                                                                                                                                                                                                 Due on Sale clause.                                                                                                                                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Michigan Late Charge Percent and Amount Testing: Michigan Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Charge: Note late charge of 10.00000%/$25.00 exceeds state maximum of 5% or $15, whichever is greater.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Michigan Prepayment Penalty Second Lien: Michigan Prepayment Penalty:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Maximum calculated prepay of $300.00 exceeds the state maximum for second lien loans of 1%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                of the prepaid balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
243030739 XXX       $XXX      NJ    6/XX/2006  5/XX/2006    Primary    Purchase                            3        C        C        C        C                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage                                                                                                                                                                                                                                                                                                            Late Charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                loan contains an impermissible late charge of greater than 5.0% or a grace period less than
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                prepayment penalties are permissible in the state of New Jersey.
243124487 XXX       $XXX      NJ    10/XX/2005 9/XX/2005    Investment Purchase                            2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as
                                                                                                                                                                                                 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard                                                                                                                                                                                                                                                                       disbursement date for compliance testing.
                                                                                                                                                                                                 Due on Sale clause.                                                                                                                                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
243924367 XXX       $XXX      WI    12/XX/2006 11/XX/2006   Second     Purchase                            2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                            Home                                                                                                                                 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard                                                                                                                                                                                                                                                                       disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as
                                                                                                                                                                                                 Due on Sale clause.                                                                                                                                                                                                                                                                                                                                            disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
243029967 XXX       $XXX      NJ    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of   Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a flood                                                                                                                                                                                                 -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as   cert ffee of $12, a sub escrow fee of $16 and a courier fee of $17.50 as prepaid finance charges.
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       disbursement date for compliance testing.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $39,044.80 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $39,091.52 in the amount of $46.72.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006.
243294274 XXX       $XXX      NJ    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       disbursement date for compliance testing.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                                                                             Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006,
                                                                                                                                                                                                 contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                     prior to three (3) business days from transaction date of 06/XX/2006.
243776559 XXX       $XXX      AL    10/XX/2006 9/XX/2006    UTD        Refinance Cash-out -                3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing                                                                                                                                                                                                                                                                                                  Yes        TR
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                          Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Alabama Late Charge Percent and Amount Testing: Alabama Late Charge:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Note late charge of 10.00000%/$40.00 exceeds state maximum of 5% or $10, whichever is greater.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                09/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
243327575 XXX       $XXX      NJ    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                                                                             disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as
                                                                                                                                                                                                 contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                     disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
243382108 XXX       $XXX      NJ    12/XX/2006 11/XX/2006   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as
                                                                                                                                                                                                 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard                                                                                                                                                                                                                                                                       disbursement date for compliance testing.
                                                                                                                                                                                                 Due on Sale clause.                                                                                                                                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
243328134 XXX       $XXX      NY    6/XX/1998  5/XX/1998    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening.
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.
243411981 XXX       $XXX      NY    4/XX/2001  3/XX/2001    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening.
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): HELOC Brochure not provided to borrower at application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2001, prior to three (3) business days from transaction date of 04/XX/2001.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
243287529 XXX       $XXX      NY    10/XX/2002 8/XX/2002    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2002, prior to three (3) business days from transaction date of 10/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
243402080 XXX       $XXX      MI    4/XX/2004  3/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees                                                                                                                                                                                                                                                                                                             -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
243319864 XXX       $XXX      PA    4/XX/2004  3/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC):  Federal Compliance - HELOC Fees Used For Testing: HELOC agreement did not disclose $75 appraisal review                                                                                                                                                                                                 -
                                                                       Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       HELOC Brochure not provided to borrower.                                                     fee or $35 CPL fee
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Pennsylvania Subordinate Lien Late Charge Grace Period Testing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure to borrower.
243632760 XXX       $XXX      MI    5/XX/2004  4/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                           2           B           B           B           B           [2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine                                                                                                                                                                                                                                                                                                          -
                                                                       Other                                                                                                                     Position: 1                                                                                                                                                                                                                                                                                                                                                    if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243884067 XXX       $XXX      MI    4/XX/2004  3/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine                                                                                                                                                                                                                                                                                                          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
243453701 XXX       $XXX      ME    4/XX/2004  3/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Act (HELOC): "Billing Rights" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
243712525 XXX       $XXX      MI    4/XX/2004  3/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to                                                                                                                                                                                                                                                                                                                  -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243159797 XXX       $XXX      MI    4/XX/2004  3/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC):                                                                                                                                                                                                                                                                                                          -
                                                                       Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       HELOC Brochure not provided to borrower.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
243315603 XXX       $XXX      MI    6/XX/2004  5/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine                                                                                                                                                                                                                                                                                                          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
243407153 XXX       $XXX      MI    6/XX/2004  5/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       Act (HELOC): "Billing Rights" disclosure not provided to borrower.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
243223164 XXX       $XXX      NC    6/XX/2004  5/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       date located in file.  Compliance tests were run using an application date of 05/XX/2004
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    which is 1 months prior to consummation. A lookback was performed to determine this application date.
243696856 XXX       $XXX      MI    6/XX/2004  5/XX/2004    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       Act (HELOC): "Billing Rights" disclosure not provided to borrower.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure to borrower.
243676742 XXX       $XXX      MI    4/XX/2004  3/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine                                                                                                                                                                                                                                                                                                          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
243601850 XXX       $XXX      MI    6/XX/2004  5/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC):                                                                                                                                                                                                                                                                                                          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
243371925 XXX       $XXX      WI    4/XX/2004  3/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC):                                                                                                                                                                                                                                                                                                          -
                                                                       Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       HELOC Brochure not provided to borrower.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
243790240 XXX       $XXX      IL    7/XX/2004  6/XX/2004    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
243612234 XXX       $XXX      WI    7/XX/2004  6/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC):                                                                                                                                                                                                                                                                                                          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure to borrower.
243002386 XXX       $XXX      FL    8/XX/2004  7/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       date located in file.  Compliance tests were run using an application date of 07/XX/2004
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2004, prior to three (3) business days from transaction date of 08/XX/2004.
243915258 XXX       $XXX      NY    10/XX/2004 9/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
243799183 XXX       $XXX      MI    7/XX/2004  6/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2004, prior to three (3) business days from transaction date of 07/XX/2004.
243651577 XXX       $XXX      CT    9/XX/2004  8/XX/2004    Second     Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                            Home       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing.
243080214 XXX       $XXX      WV    12/XX/2004 11/XX/2004   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       date located in file.  Compliance tests were run using an application date of 11/XX/2004
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    which is 1 months prior to consummation. A lookback was performed to determine this application date.
243530607 XXX       $XXX      MI    12/XX/2004 11/XX/2004   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC):                                                                                                                                                                                                                                                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
243629682 XXX       $XXX      MI    12/XX/2004 11/XX/2004   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Act (HELOC): "Billing Rights" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2004, prior to three (3) business days from transaction date of 12/XX/2004.
243490920 XXX       $XXX      PA    12/XX/2004 11/XX/2004   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees                                                                                                                                                                                                                                                                                                             -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Pennsylvania Subordinate Lien Late Charge Grace Period Testing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to determine if late charge exceeds state maximum due to missing information.
243395109 XXX       $XXX      MI    11/XX/2004 10/XX/2004   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC):                                                                                                                                                                                                                                                                                                          -
                                                                       Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       HELOC Brochure not provided to borrower.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243656286 XXX       $XXX      NY    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                                                                                                                                                                                                                                                -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
243285345 XXX       $XXX      MI    1/XX/2005  12/XX/2004   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC):                                                                                                                                                                                                                                                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
243742324 XXX       $XXX      MI    12/XX/2004 11/XX/2004   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC):                                                                                                                                                                                                                                                                                                          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
243337855 XXX       $XXX      NJ    12/XX/2004 11/XX/2004   Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Other
243237776 XXX       $XXX      MI    1/XX/2005  12/XX/2004   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC):                                                                                                                                                                                                                                                                                                          -
                                                                       Debt Consolidation                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       HELOC Brochure not provided to borrower.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
243789556 XXX       $XXX      NJ    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC):                                                                                                                                                                                                                                                                                                          -
                                                                       Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       HELOC Brochure not provided to borrower.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243191653 XXX       $XXX      MI    11/XX/2005 10/XX/2005   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC):                                                                                                                                                                                                                                                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
243746270 XXX       $XXX      NJ    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       date located in file.  Compliance tests were run using an application date of 10/XX/2005
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243790571 XXX       $XXX      NH    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC):                                                                                                                                                                                                                                                                                                          -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243702188 XXX       $XXX      CT    10/XX/2006 9/XX/2006    Primary    Purchase                            3        D        D        D        D                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                           3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing                                                                                                                                                                                                                                                                                                  Yes        TR
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                          Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                09/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
243369254 XXX       $XXX      CA    10/XX/2006 9/XX/2006    Primary    Purchase                            3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing                                                                                                                                                                                                                                                                                                  Yes        TR
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                          Indeterminable
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                09/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
243242723 XXX       $XXX      CA    7/XX/2007  6/XX/2007    Primary    Purchase                            3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing                                                                                                                                                                                                                                                                                                  Yes        TR
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                          Indeterminable
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    compliance testing is unreliable.
                                                                                                                                                                                                 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard                                                                                                                                                                                                                                                                       [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                 Due on Sale clause.                                                                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
243996443 XXX       $XXX      CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                           3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing                                                                                                                                                                                                                                                                                                  Yes        TR
                                                                       Other                                                                                                                     Position: 1                                                                                                                                                                                                                                                                                                                                                    Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                          Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
243422848 XXX       $XXX      CA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing                                                                                                                                                                                                                                                                                                  Yes        TR
                                                                       Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                          Indeterminable
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    compliance testing is unreliable.
                                                                                                                                                                                                 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard                                                                                                                                                                                                                                                                       [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                 Due on Sale clause.                                                                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
243781144 XXX       $XXX      CA    3/XX/2007  2/XX/2007    Primary    Purchase                            3        D        D        D        D                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                           3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing                                                                                                                                                                                                                                                                                                  Yes        TR
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                          Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
243204946 XXX       $XXX      CA    3/XX/2007  2/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
243591126 XXX       $XXX      CA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
243900331 XXX       $XXX      NY    7/XX/2007  6/XX/2007    UTD        Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 10.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
243488400 XXX       $XXX      CA    8/XX/2007  7/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] State Compliance - California Primary Residence Late Charge Percent Testing: California                                                                                                                                                                                                                                                                                                          -
                                                                                                                                                                                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                       Late Charge: Note late charge of 10.00000%/$25.00 exceeds state maximum of 6% or $5,
                                                                                                                                                                                                 Position: 1                                                                                                                                                                                                                                                                                                                                                    whichever is greater.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
243090365 XXX       $XXX      CA    11/XX/2004 10/XX/2004   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of   Federal Compliance - HELOC Fees Used For Testing: According to HELOC agreement, Lender paid $560, but                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as   HUD-1 shows borrower paying $660 and no lender credit.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
243971229 XXX       $XXX      CO    10/XX/2007 9/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                program disclosure does not match terms of loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Colorado Home Loan (Ability to Repay not Verified): Colorado Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Loan (HB1322):  Borrower's ability to repay not verified with reliable documentation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Colorado Home Loan (Tangible Net Benefit Disclosure Not Provided):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Colorado Home Loan (HB1322):  Loan file does not contain a Tangible Net Benefit Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (or similar document).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
243530466 XXX       $XXX      MD    6/XX/2009  5/XX/2009    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                 provided                                                                                                                                                                                                                                                                                                                                                       disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.
243719693 XXX       $XXX      PA    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Debt Consolidation
243748088 XXX       $XXX      FL    6/XX/2007  5/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243345836 XXX       $XXX      PA    6/XX/2007  5/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
243369728 XXX       $XXX      NY    3/XX/2008  2/XX/2008    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
243395615 XXX       $XXX      GA    2/XX/2007  1/XX/2007    Primary    Purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
243348445 XXX       $XXX      GA    3/XX/2007  1/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
243806073 XXX       $XXX      GA    4/XX/2004  3/XX/2004    Primary    Purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
243033955 XXX       $XXX      PA    6/XX/2005  5/XX/2005    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not   Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not      to missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $71,085.03 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $71,210.13 in the amount of $125.10.
243854348 XXX       $XXX      GA    10/XX/2003 9/XX/2003    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       disbursement date not found in file. Note Date of 10/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2003, prior to three (3) business days from transaction date of 10/XX/2003.
243214477 XXX       $XXX      NC    5/XX/2004  4/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2004, prior to three (3) business days from transaction date of 05/XX/2004.
243477169 XXX       $XXX      GA    6/XX/2004  5/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2004, prior to three (3) business days from transaction date of 06/XX/2004.
243830686 XXX       $XXX      NY    3/XX/2005  2/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2005, prior to three (3) business days from transaction date of 03/XX/2005.
243123653 XXX       $XXX      SC    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                           SELLER - GENERAL COMMENT (2022/XX/14): Agree: Borrower not provided with a      GENERAL COMMENT (2022/XX/14): Agree: Borrower not provided with a document specifying                           -
                                                                       Debt Consolidation                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as                                                                                                           document specifying the agency designated to receive complaints or inquiries    the agency designated to receive complaints or inquiries about the origination and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date for compliance testing.                                                                                                                                                            about the origination and making of the loan. Loan originated in 2005. Unable   making of the loan. Loan originated in 2005. Unable to remediate.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                  to remediate.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                           REVIEWER - GENERAL COMMENT (2022/XX/14): Seller agrees with finding.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2005, prior to three (3) business days from transaction date of 07/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
243690318 XXX       $XXX      CT    10/XX/2007 9/XX/2007    Primary    Purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
243548248 XXX       $XXX      FL    3/XX/2007  2/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
243035207 XXX       $XXX      NJ    5/XX/2004  11/XX/2003   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
243843060 XXX       $XXX      FL    4/XX/2004  3/XX/2004    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
243266384 XXX       $XXX      TX    7/XX/2005  6/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
243929616 XXX       $XXX      NV    12/XX/2004 10/XX/2004   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
243236354 XXX       $XXX      SC    1/XX/2005  12/XX/2004   Second     Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                           -
                                                            Home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
243763487 XXX       $XXX      FL    3/XX/2005  12/XX/2004   Second     Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not                                                                                                                                                                                                                                                                                                           -
                                                            Home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
243516219 XXX       $XXX      SC    3/XX/2005  3/XX/2005    Second     Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                           -
                                                            Home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
243301760 XXX       $XXX      SC    4/XX/2005  3/XX/2005    Second     Purchase                            2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                    SELLER - GENERAL                                                                                                       2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                           GENERAL COMMENT (2022/XX/01): MI was cancelled effective 2/XX/2013                                              -
                                                            Home                                                                                                                                 provided                                                                                                                                                                    COMMENT                                                                                                                                                                            Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/01): MI was                                                                                                                                                               provide Affiliated Business Arrangement Disclosure to applicant within three (3) business
                                                                                                                                                                                                                                                                                                                                                                             cancelled effective                                                                                                                                                                days of application.
                                                                                                                                                                                                                                                                                                                                                                             2/XX/2013
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL
                                                                                                                                                                                                                                                                                                                                                                             COMMENT
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/01): MI
                                                                                                                                                                                                                                                                                                                                                                             Cert is needed to
                                                                                                                                                                                                                                                                                                                                                                             confirm the proper
                                                                                                                                                                                                                                                                                                                                                                             MI terms are being
                                                                                                                                                                                                                                                                                                                                                                             tested for
                                                                                                                                                                                                                                                                                                                                                                             compliance purposes
                                                                                                                                                                                                                                                                                                                                                                             as of the time the
                                                                                                                                                                                                                                                                                                                                                                             loan was originated,
                                                                                                                                                                                                                                                                                                                                                                             the PMI having
                                                                                                                                                                                                                                                                                                                                                                             subsequently
                                                                                                                                                                                                                                                                                                                                                                             terminated does not
                                                                                                                                                                                                                                                                                                                                                                             negate the need for
                                                                                                                                                                                                                                                                                                                                                                             this document to
                                                                                                                                                                                                                                                                                                                                                                             confirm accurate
                                                                                                                                                                                                                                                                                                                                                                             testing. It is noted
                                                                                                                                                                                                                                                                                                                                                                             that based on the
                                                                                                                                                                                                                                                                                                                                                                             loan purpose and
                                                                                                                                                                                                                                                                                                                                                                             property state that
                                                                                                                                                                                                                                                                                                                                                                             this loan is exempt
                                                                                                                                                                                                                                                                                                                                                                             from state and
                                                                                                                                                                                                                                                                                                                                                                             federal high cost
                                                                                                                                                                                                                                                                                                                                                                             testing.
243553630 XXX       $XXX      NC    8/XX/2005  5/XX/2005    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
243093695 XXX       $XXX      CA    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243994460 XXX       $XXX      GA    10/XX/2005 9/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
243876227 XXX       $XXX      IL    12/XX/2005 11/XX/2005   Primary    Refinance Rate/Term                 1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
243657361 XXX       $XXX      NC    12/XX/2005 11/XX/2005   Primary    Purchase                            2        B        B        B        B                                                 [3] Government Documentation - Missing Document: VA Loan Guaranty Certificate not                                                                                                                                                                                                                  2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                 provided                                                                                                                                                                                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                                                 [3] Government Documentation - VA - Loan Summary Sheet XXX is missing: Disclosure: VA -                                                                                                                                                                                                                                                                        date located in file.  Compliance tests were run using an application date of 11/XX/2005
                                                                                                                                                                                                 Loan Summary Sheet XXX (Government Documents)                                                                                                                                                                                                                                                                                                                  which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                 [2] General - Loan has been identified as FHA/VA/USDA: Mortgage Type: VA                                                                                                                                                                                                                                                                                       application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243492951 XXX       $XXX      GA    2/XX/2006  1/XX/2006    Investment Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
243996582 XXX       $XXX      IL    4/XX/2006  4/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243489122 XXX       $XXX      MD    1/XX/2007  6/XX/2006    Primary    Purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
243829741 XXX       $XXX      CA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
243299534 XXX       $XXX      FL    8/XX/2006  3/XX/2006    Second     Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                            Home       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                in Lending Act: Final TIL was not provided to the borrower by closing.
243704208 XXX       $XXX      CA    9/XX/2006  9/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243291249 XXX       $XXX      FL    12/XX/2006 11/XX/2006   Primary    Purchase                            1        A        A        A        A                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                    SELLER - GENERAL                                                                                                       1           A           A           A           A                                                                                                                                                                                                                                                                                                GENERAL COMMENT (2022/XX/01): MI was cancelled effective 5/XX/2017                                              -
                                                                                                                                                                                                 provided                                                                                                                                                                    COMMENT
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/01): MI was
                                                                                                                                                                                                                                                                                                                                                                             cancelled effective
                                                                                                                                                                                                                                                                                                                                                                             5/XX/2017
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL
                                                                                                                                                                                                                                                                                                                                                                             COMMENT
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/01): MI
                                                                                                                                                                                                                                                                                                                                                                             Cert is needed to
                                                                                                                                                                                                                                                                                                                                                                             confirm the proper
                                                                                                                                                                                                                                                                                                                                                                             MI terms are being
                                                                                                                                                                                                                                                                                                                                                                             tested for
                                                                                                                                                                                                                                                                                                                                                                             compliance purposes
                                                                                                                                                                                                                                                                                                                                                                             as of the time the
                                                                                                                                                                                                                                                                                                                                                                             loan was originated,
                                                                                                                                                                                                                                                                                                                                                                             the PMI having
                                                                                                                                                                                                                                                                                                                                                                             subsequently
                                                                                                                                                                                                                                                                                                                                                                             terminated does not
                                                                                                                                                                                                                                                                                                                                                                             negate the need for
                                                                                                                                                                                                                                                                                                                                                                             this document to
                                                                                                                                                                                                                                                                                                                                                                             confirm accurate
                                                                                                                                                                                                                                                                                                                                                                             testing. It is noted
                                                                                                                                                                                                                                                                                                                                                                             that based on the
                                                                                                                                                                                                                                                                                                                                                                             loan purpose and
                                                                                                                                                                                                                                                                                                                                                                             property state that
                                                                                                                                                                                                                                                                                                                                                                             this loan is exempt
                                                                                                                                                                                                                                                                                                                                                                             from state and
                                                                                                                                                                                                                                                                                                                                                                             federal high cost
                                                                                                                                                                                                                                                                                                                                                                             testing.
243384967 XXX       $XXX      NY    2/XX/2007  10/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
243697012 XXX       $XXX      NY    1/XX/2007  12/XX/2006   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
243940030 XXX       $XXX      AZ    1/XX/2007  12/XX/2006   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
243088984 XXX       $XXX      MD    2/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Debt Consolidation
243294896 XXX       $XXX      CA    3/XX/2007  2/XX/2007    Primary    Purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
243293720 XXX       $XXX      AZ    6/XX/2007  5/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                in Lending Act: Final TIL was not provided to the borrower by closing.
243468946 XXX       $XXX      NJ    6/XX/2007  5/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243047199 XXX       $XXX      CA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
243502485 XXX       $XXX      OH    1/XX/2003  12/XX/2002   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243913804 XXX       $XXX      SC    4/XX/2003  4/XX/2003    Second     Purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                            Home
243861313 XXX       $XXX      DE    6/XX/2003  4/XX/2003    Second     Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The                                                                                                                                                                                                                                                                                                           -
                                                            Home       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Type of Second Home).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
243352097 XXX       $XXX      GA    7/XX/2003  6/XX/2003    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Valuation:                                        Appraisal not provided.                                                                                                                                                                                   2           B           B           B           B           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If                                                                                                                                                                                                                                                                                                                -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
243346018 XXX       $XXX      CO    8/XX/2003  5/XX/2003    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
243371620 XXX       $XXX      OH    8/XX/2003  7/XX/2003    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243600223 XXX       $XXX      FL    10/XX/2003 9/XX/2003    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
243880886 XXX       $XXX      VA    11/XX/2004 10/XX/2004   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
243336826 XXX       $XXX      AL    11/XX/2004 10/XX/2004   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Alabama Prepayment Penalty: Alabama Prepayment Penalty: A prepayment                                                                                                                                                                                                                                                                                                          -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       penalty is not permitted under the Consumer Credit Act.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
243440366 XXX       $XXX      CA    12/XX/2004 11/XX/2004   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243068250 XXX       $XXX      SC    1/XX/2005  12/XX/2004   Second     Purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                            Home
243667074 XXX       $XXX      GA    6/XX/2005  6/XX/2005    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                  -
243585336 XXX       $XXX      MO    7/XX/2005  6/XX/2005    Investment Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
243556630 XXX       $XXX      SC    8/XX/2005  8/XX/2005    Second     Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:     Federal Compliance - Final TIL Finance Charge Under Disclosed: The Lender's TIL reflects $785.84 in                                                                                                                                                                                                     -
                                                            Home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $253,680.06 is underdisclosed from calculated Finance Charge of  finance charges, however the TIL itemization has the correct calculation of $1,011.69.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $253,905.91 in the amount of $225.85.
243193377 XXX       $XXX      FL    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Debt Consolidation
243708101 XXX       $XXX      NY    11/XX/2005 11/XX/2005   Primary    Purchase                            1        A        A        A        A                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
243796473 XXX       $XXX      NJ    5/XX/2006  11/XX/2005   Primary    Purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
243036742 XXX       $XXX      CA    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
243147153 XXX       $XXX      VA    7/XX/2006  7/XX/2006    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Virginia Prepayment Penalty: Virginia Prepayment Penalty: Maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                calculated prepay of $1,950.00 exceeds the state maximum for owner-occupied properties of 2%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                of the prepaid balance $XXX. Prepay language states prepay will not exceed maximum permitted by applicable law.
243822214 XXX       $XXX      NY    8/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243296636 XXX       $XXX      MD    9/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule:        Federal Compliance - Final TIL Finance Charge Under Disclosed: The TIL itemization did not include the                                                                                                                                                                                                  -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time  following fee(s) as prepaid finance charges: Admin Fee $295.00, Flood Certification (Life of Loan)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                after using credit score.                                                                    $14.50, Loan Origination Fee $1,250.00, Prepaid Interest $188.36, Processing Fee $100.00,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:     Settlement/Closing/Escrow Fee $200.00, Tax Service Fee (Life of Loan) $66.00, Title Courier/Messenger
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $765,313.79 is underdisclosed from calculated Finance Charge of  Fee $65.00, Underwriting Fee $95.00.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $767,399.29 in the amount of $2,085.50.
243376089 XXX       $XXX      WA    10/XX/2006 9/XX/2006    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application   Federal Compliance - Final TIL Finance Charge Under Disclosed: The TIL itemization did not include the                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                date located in file.  Compliance tests were run using an application date of 09/XX/2006     following fee(s) as prepaid finance charges: Admin Fee $960.00, Email/E-doc Fee $30.00, Escrow Service
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                which is 1 months prior to consummation. A lookback was performed to determine this          Fee $84.04, Flood Certification (Life of Loan) $19.00, Funding Fee $15.00, Loan Origination Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                application date.                                                                            $3,400.00, Processing Fee $500.00, Tax Service Fee (Life of Loan) $78.00, Title Courier/Messenger Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not   $50.00, Underwriting Fee $550.00, Wire/Funding/Disbursement Fee $50.00. Additionally, the TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine   itemization reflects differences between the itemization and HUD amounts charged for the following
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three    fee(s): Prepaid Interest of $1,697.76 vs. HUD amount $1,634.88, Settlement/Closing/Escrow Fee of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.                                 $980.00 vs. HUD amount $825.00.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $512,634.18 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $518,152.43 in the amount of $5,518.25.
243810043 XXX       $XXX      NY    10/XX/2006 10/XX/2006   Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.
243571007 XXX       $XXX      IL    12/XX/2006 7/XX/2006    Primary    Purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
243112020 XXX       $XXX      WA    1/XX/2007  12/XX/2006   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Affiliated Business Arrangement Disclosure.
243978342 XXX       $XXX      IN    2/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                1        A        A        A        A                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Debt Consolidation
243121689 XXX       $XXX      VA    4/XX/2007  3/XX/2007    Primary    Purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
243915615 XXX       $XXX      MD    2/XX/2007  1/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243280155 XXX       $XXX      CA    4/XX/2007  3/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Valuation:                                        Appraisal not provided.                                                                                                                                                                                   2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
243791505 XXX       $XXX      WA    5/XX/2007  5/XX/2007    Primary    Purchase                            1        A        A        A        A                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
243530342 XXX       $XXX      NY    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not   Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due                                                                                                                                                                                                 -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       provide FACTA Credit Score Disclosure.                                                       to missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $604,925.18 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $605,860.56 in the amount of $935.38.
243215635 XXX       $XXX      VA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Other
243078077 XXX       $XXX      NJ    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243060995 XXX       $XXX      NY    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Maximum                                                                                                                                                                                                                                                                                                             -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 6.50000% contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.
243895485 XXX       $XXX      NY    6/XX/2008  4/XX/2008    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late                                                                                                                                                                                                                                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 4.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
243207689 XXX       $XXX                                                                                   3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Loan File - (Missing Doc) Loan images/file not provided                                  Loan File - (Missing Doc) Loan images/file not provided: Loan file is missing the subject note, final   SELLER - GENERAL COMMENT (2022/XX/14): No additional origination documents      GENERAL COMMENT (2022/XX/14): No additional origination documents available for loan.                           Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             HUD-1, final TIL, application, and appraisal.                                                           available for loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     REVIEWER - GENERAL COMMENT (2022/XX/14): No changes made.
243967968 XXX       $XXX      CA    3/XX/2006  10/XX/2005   Primary    Purchase                            3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing                                                                                                                  SELLER - GENERAL COMMENT (2022/XX/14): Unable to Procure HUD1.                  GENERAL COMMENT (2022/XX/14): Unable to Procure HUD1.                                                Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Material: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or                                                                                                            REVIEWER - GENERAL COMMENT (2022/XX/14): No changes made.                                                                                                                                       Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Local compliance testing.
243561923 XXX       $XXX      MA    2/XX/2008  2/XX/2008    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Massachusetts MLBR (Missing Data) Document Type Not Provided:                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Massachusetts Mortgage Lender and Broker Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing document type.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
243914249 XXX       $XXX      IL    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
243989730 XXX       $XXX      IL    4/XX/2002  1/XX/2002    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
243758695 XXX       $XXX      GA    1/XX/2007  12/XX/2006   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
243363451 XXX       $XXX      MD    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                in Lending Act: Final TIL was not provided to the borrower by closing.
243194849 XXX       $XXX      CT    6/XX/2003  5/XX/2003    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty:                                                                                                                                                                                                                                                                                                          -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       A prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Brokers and Loan Originators Act.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 06/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2003, prior to three (3) business days from transaction date of 06/XX/2003.
243022748 XXX       $XXX      VT    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee                                                                                                              SELLER - GENERAL COMMENT (2022/XX/14): See attached Final HUD1.                 GENERAL COMMENT (2022/XX/14): See attached Final HUD1.                                               Yes        TR HUD
                                                                       Debt Consolidation                                                                                                        [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                                                                             Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable                                                                                                          REVIEWER - GENERAL COMMENT (2022/XX/15): Received the unsigned HUD-1 again with                                                                                                                 Deficiency
                                                                                                                                                                                                 contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                     Federal, State or Local compliance testing.                                                                                                                                                          a separate ' Multistate HUD-1A Settlement Statement Waiver" form which is       GENERAL COMMENT (2022/XX/12): Unable to procure. HUD1 was the best available copy.  No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure                                                                                                           signed by the borrower.                                                         physical file.  Only received images from Wachovia for this loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance                                                                                                             The multistate Waiver only serves to say that borrowers are waiving their right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                with timing requirements due to missing Initial Loan Application Date.                                                                                                                               to receive a HUD at or before settlement, which is their right under the rule
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                           to do so. However, a final, completed HUD-1 must still be mailed or delivered
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                date located in file.  Compliance tests were run using an application date of 03/XX/2006                                                                                                             to the borrower as soon as practicable after settlement. There is nothing on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                which is 1 months prior to consummation. A lookback was performed to determine this                                                                                                                  this waiver that would connect the HUD we have in file as a final given the HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                application date.                                                                                                                                                                                    is not signed or stamped.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine                                                                                                           While there is no regulatory requirement to have HUD-1 stamped, some investors
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three                                                                                                            require stamped or signed HUDs to be used for compliance testing (particularly
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.                                                                                                                                         testing for compliance with anti-predatory lending regulations). While the loan is exempt from state high-cost testing given property state is Vermont, the loan is still subject to HOEPA which brings into question whether the fees being used on the unsigned/unstamped HUD are final and can be considered reliable for HOEPA testing.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     HUD-1 received is classified as HUD-1 Not Signed or Stamped and tested accordingly.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     SELLER - GENERAL COMMENT (2022/XX/12): Unable to procure. HUD1 was the best available copy.  No physical file.  Only received images from Wachovia for this loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     REVIEWER - GENERAL COMMENT (2022/XX/12): Seller indicated they are unable to provide a signed/stamped copy, no changes made.
243218459 XXX       $XXX      PA    11/XX/2001 9/XX/2001    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                  -
243452093 XXX       $XXX      MO    11/XX/2007 11/XX/2007   Investment Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
243166281 XXX       $XXX      IN    6/XX/2004  5/XX/2004    Primary    Purchase                            2        B        B        B        B                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                 2           B           B           B           B           [2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TIL itemization did not                                                                                                                                                                                                 -
                                                                                                                                                                                                 contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                     Lending Act:  Final TIL APR of 6.07850% is underdisclosed from calculated APR of 6.21985%    disclose the settlement fee of $200, underwriting fee of $175, homebuyer education of $25 as prepaid
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                outside of 0.125% tolerance.                                                                 finance charges, and included an origination fee of $323.75 but the actual charge was $823.75.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:     Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $69,211.97 is underdisclosed from calculated Finance Charge of   settlement fee of $200, underwriting fee of $175, homebuyer education of $25 as prepaid finance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $70,088.84 in the amount of $876.87.                                                         charges, and included an origination fee of $323.75 but the actual charge was $823.75.
243161002 XXX       $XXX      IN    7/XX/2001  6/XX/2001    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:     Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $98,674.71 is underdisclosed from calculated Finance Charge of   to missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $98,873.66 in the amount of $198.95.
243085312 XXX       $XXX      CA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
243601218 XXX       $XXX      AZ    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Closing / Title - ARM Error: Initial Rate Maximum was not provided                                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan  Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is due to Final TIL not                                                                                                                                                                                                 -
                                                                       Debt Consolidation                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            program disclosure not provided to the borrower.                                             disclosing ARM payments.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $338,913.40 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $343,622.21 in the amount of $4,708.81.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.
243593861 XXX       $XXX      FL    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                        [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                                                                             was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                 contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                     [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.
243334703 XXX       $XXX      NV    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                        [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                                                                             disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as
                                                                                                                                                                                                 contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                     disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006.
243438220 XXX       $XXX      WA    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                        [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                                                                             was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                 contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                     [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.
243967960 XXX       $XXX      MT    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
243419649 XXX       $XXX      IL    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 9.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
243529481 XXX       $XXX      CA    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                        [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                                                                             was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                 contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                     [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2006, prior to three (3) business days from transaction date of 01/XX/2006.
243624579 XXX       $XXX      AZ    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                      Appraisal not provided                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                                                                                                                                              was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                 contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                     Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
243828802 XXX       $XXX      IL    10/XX/2008 9/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       disbursement date not found in file. Security Instrument Notary Date of 10/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 9.13000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2008, prior to three (3) business days from transaction date of 10/XX/2008.
243682513 XXX       $XXX      NH    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Hampshire Prepayment Penalty First Lien: New Hampshire Prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Penalty:  Prepayment penalty terms on a first lien loan not printed in bold on the Note or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Note Addendum.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
243384477 XXX       $XXX      NC    5/XX/2004  4/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM    Federal Compliance - Final TIL Finance Charge Under Disclosed: It appears a lower Index was used at                                                                                                                                                                                                     -
                                                                       Debt Consolidation                                                                                                        [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                                                                             loan program disclosure does not match terms of loan.                                        origination than the 4% Index available within the look-back period.
                                                                                                                                                                                                 contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                     [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $301,048.11 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $303,224.48 in the amount of $2,176.37.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2004, prior to three (3) business days from transaction date of 05/XX/2004.
243616619 XXX       $XXX      TN    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
243588534 XXX       $XXX      MA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
243641961 XXX       $XXX      CA    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                        [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                                                                             disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as
                                                                                                                                                                                                 contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                     disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2005, prior to three (3) business days from transaction date of 09/XX/2005.
243466127 XXX       $XXX      MN    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
243533581 XXX       $XXX      CT    4/XX/2005  3/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                          -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2005, prior to three (3) business days from transaction date of 04/XX/2005.
243718292 XXX       $XXX      FL    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
243191515 XXX       $XXX      UT    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                        [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                                                                             disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as
                                                                                                                                                                                                 contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                     disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                H-8 form was used, the H-9 form should have been used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Utah Late Charge Grace Period Testing: Utah Late Charge: Note grace period of 7 days is less than the state minimum of 10 days.
243354835 XXX       $XXX      FL    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM                                                                                                                                                                                                                                                                                                            -
                                                                       Debt Consolidation                                                                                                        [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                                                                             loan program disclosure does not match terms of loan.
                                                                                                                                                                                                 contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                     [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.
243931678 XXX       $XXX      IN    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan  Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure due to the required                                                                                                                                                                                                     -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower.                                             rounding factor of 0.125% on the note, when the note rate is 8.470%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL APR of 6.90000% is underdisclosed from calculated APR of 9.08936% outside of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                0.250% tolerance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $163,336.43 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $168,883.60 in the amount of $5,547.17.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2005, prior to three (3) business days from transaction date of 05/XX/2005.
243433036 XXX       $XXX      CO    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                        [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard                                                                                                                                                                                                                                                                       disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as
                                                                                                                                                                                                 Due on Sale clause.                                                                                                                                                                                                                                                                                                                                            disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2005, prior to three (3) business days from transaction date of 05/XX/2005.
243616181 XXX       $XXX      AZ    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
243147146 XXX       $XXX      OK    9/XX/2008  8/XX/2008    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 09/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                in Lending Act: Final TIL was not provided to the borrower by closing.
243975960 XXX       $XXX      MO    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM                                                                                                                                                                                                                                                                                                            -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       loan program disclosure does not match terms of loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Missouri Prepayment Penalty: Missouri Prepayment Penalty: Maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                calculated prepay of $2,774.24 exceeds the state maximum of 2% of the prepaid balance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.
243334729 XXX       $XXX      DE    1/XX/2009  12/XX/2008   Investment Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       disbursement date not found in file. Security Instrument Notary Date of 01/XX/2009 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
243092499 XXX       $XXX      IL    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2006, prior to three (3) business days from transaction date of 01/XX/2006.
243535674 XXX       $XXX      FL    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
243635566 XXX       $XXX      MO    5/XX/2009  4/XX/2009    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not  Appraisal not provided                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                 provided                                                                                                                                                                                                                                                                                                                                                       property type is other than single family residence, state and federal testing may be
                                                                                                                                                                                                 [3] Application / Processing - Missing Valuation:                                                                                                                                                                                                                                                                                                              impacted.
                                                                                                                                                                                                 [2] General - Loan has been identified as FHA/VA/USDA: Mortgage Type: FHA                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
243639659 XXX       $XXX      TX    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
243281602 XXX       $XXX      NJ    11/XX/2005 9/XX/2005    Primary    Refinance Rate/Term                 1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
243420361 XXX       $XXX      CT    4/XX/2008  3/XX/2008    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
243184154 XXX       $XXX      NY    12/XX/2010 11/XX/2010   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                 provided                                                                                                                                                                                                                                                                                                                                                       date located in file.  Compliance tests were run using an application date of 11/XX/2010
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                 [2] General - Loan has been identified as FHA/VA/USDA: Mortgage Type: FHA                                                                                                                                                                                                                                                                                      application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010)   Written Service Provider List Not Provided Timely:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                RESPA (2010) - Borrower did not receive a list of service providers at the time the Good
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Faith Estimate was provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Statement.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Loan Application Date.
243175366 XXX       $XXX      FL    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005.
243504110 XXX       $XXX      NC    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                  -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Model Form for a refinance by a creditor that is not considered the original creditor. The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                H-9 form was used, the H-8 form should have been used.
243824873 XXX       $XXX      PA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006.
243581740 XXX       $XXX      MD    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
243214429 XXX       $XXX      IL    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
243075446 XXX       $XXX      IA    12/XX/2010 6/XX/2010    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan:                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                APR on subject loan of 6.18468% or Final Disclosure APR of 6.18460% is in excess of allowable threshold of APOR 4.47% + 1.5%, or 5.97000%.  Compliant Higher Priced Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                tolerance violation without  evidence of sufficient cure provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010)   Written Service Provider List Not Provided Timely:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                RESPA (2010) - Borrower did not receive a list of service providers at the time the Good
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Faith Estimate was provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Statement.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
243114631 XXX       $XXX      NY    2/XX/2011  11/XX/2010   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not   Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose an                                                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.                                                       Settlement/Attorney fee of $795 as prepaid finance charge.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $162,803.96 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $163,556.16 in the amount of $752.20.
243698431 XXX       $XXX      UT    10/XX/2010 9/XX/2010    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests        Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                requiring an LTV were run off an assumed value of a contract sales price or original loan    to missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Borrower(s).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Statement.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $111,415.51 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $111,914.28 in the amount of $498.77.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure): Initial TIL was not provided to the borrower.
243451624 XXX       $XXX      AK    3/XX/2011  12/XX/2010   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Missing Document - FHA Informed  Consumer Choice Disclosure is missing.: Disclosure:                                                                                                                                                                                                           2           B           B           B           B           [2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10                                                                                                                                                                                                                                                                                                         -
                                                                       Debt Consolidation                                                                                                        FHA - Informed Consumer Choice Disclosure (Government Documents)                                                                                                                                                                                                                                                                                               Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for
                                                                                                                                                                                                 [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                        estimate of charges and terms for all other settlement charges.
                                                                                                                                                                                                 provided                                                                                                                                                                                                                                                                                                                                                       [2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA
                                                                                                                                                                                                 [2] General - Loan has been identified as FHA/VA/USDA: Mortgage Type: FHA                                                                                                                                                                                                                                                                                      (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010)   Written Service Provider List Not Provided Timely:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                RESPA (2010) - Borrower did not receive a list of service providers at the time the Good
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Faith Estimate was provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Statement.
243816260 XXX       $XXX      NY    11/XX/2011 10/XX/2011   Primary    Purchase                            2        B        B        B        B                                                 [3] Missing Document - FHA Informed  Consumer Choice Disclosure is missing.: Disclosure:                                                                                                                                                                                                           2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest Federal Compliance - Final TIL Finance Charge Under Disclosed: The HUD-1 reflects an unitemized lender                                                                                                                                                                                                  -
                                                                                                                                                                                                 FHA - Informed Consumer Choice Disclosure (Government Documents)                                                                                                                                                                                                                                                                                               rate was locked prior to closing                                                             credit of $3,900.00 which is less than the non-finance charges listed on the HUD-1 totaling $8,671.40
                                                                                                                                                                                                 [2] General - Loan has been identified as FHA/VA/USDA: Mortgage Type: FHA                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application   therefore no lender credit is available to apply to the finance charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                date located in file.  Compliance tests were run using an application date of 10/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to test Loan Originator license due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                NMLSR timing requirements due to missing evidence of initial loan application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $303,241.55 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $305,244.18 in the amount of $2,002.63.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure): Initial TIL was not provided to the borrower.
243093634 XXX       $XXX      SC    2/XX/2012  1/XX/2012    Primary    Purchase                            2        B        B        B        B                                                 [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan:                                                                                                           SELLER - GENERAL COMMENT (2022/XX/14): Disagree: Lender is XXX Per              GENERAL COMMENT (2022/XX/14): Disagree: Lender is XXX Per documentation in file; The                            -
                                                                                                                                                                                                 provided                                                                                                                                                                                                                                                                                                                                                       APR on subject loan of 5.85117% or Final Disclosure APR of 5.85110% is in excess of                                                                                                                  documentation in file; The loan, as well as the rights, remedies and duties of  loan, as well as the rights, remedies and duties of the Note Holder and the Borrower
                                                                                                                                                                                                 [2] General - Loan has been identified as FHA/VA/USDA: Mortgage Type: FHA                                                                                                                                                                                                                                                                                      allowable threshold of APOR 3.95% + 1.5%, or 5.45000%.  Compliant Higher Priced Mortgage                                                                                                             the Note Holder and the Borrower shall be governed and interpreted by federal   shall be governed and interpreted by federal law relating and applicable to national
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Loan.                                                                                                                                                                                                law relating and applicable to national banks.                                  banks.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date                                                                                                           REVIEWER - GENERAL COMMENT (2022/XX/14): AMC performs its review for compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                not provided.: GFE Date: 12/XX/2011 Interest Rate Available Through Date is blank for GFE                                                                                                            with state and local laws enacted to combat predatory lending without regard to GENERAL COMMENT (2022/XX/12): Agree: This issue seems to be a difference of opinion
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                dated 12/XX/2011.                                                                                                                                                                                    the status of the originating lender, particularly in connection with reviews   between AMC and XXX and is not able to be remediated. The document was not generated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                           for secondary market purchasers that are not federally chartered institutions.  due to XXX Bank N.A. completing the loan using federal banking guidelines.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                date located in file.  Compliance tests were run using an application date of 01/XX/2012                                                                                                             In the event that a national bank originates a loan that triggers the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                which is 1 months prior to consummation. A lookback was performed to determine this                                                                                                                  thresholds of a state law enacted to combat predatory lending and subsequently
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                application date.                                                                                                                                                                                    sells that loan in the secondary market to an entity that is not a national
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10%                                                                                                                bank/federally chartered institution there is some uncertainty whether the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                tolerance violation without  evidence of sufficient cure provided.                                                                                                                                   assignee, by virtue of contractual rights, would be able to assert the same
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10                                                                                                         exemption/preemption claim in litigation or a regulatory enforcement action
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for                                                                                                             involving the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                estimate of charges and terms for all other settlement charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of                                                                                                                 South Carolina CHL Complaint Agency Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Application: Unable to determine compliance with timing requirements due to missing Initial                                                                                                          Specifically in relation to the SC Complaint Agency Disclosure. The SC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Loan Application Date.                                                                                                                                                                               Complaint Disclosure is part of the SC high cost law (albeit applicable to all
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                           Consumer Home Loans) and would therefore continue to be tested based on the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine                                                                                                           aforementioned testing methodology. Additionally, South Carolina's Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three                                                                                                            Protection Code contains the high-cost regulation under Chapter 23 entitled
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.                                                                                                                                         "South Carolina High-Cost and Consumer Home Loans Act", where there is no
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA                                                                                                              specific exemption provided to national banks and their subs. The Act simply
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.                                                                                                                               defines "lender" as including, but not limited to, "a mortgage broker
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not                                                                                                             originating a loan in a table-funded loan transaction in which the broker is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: Unable to determine compliance with timing                                                                                                           identified as the original payee of the note." So while a national bank may
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                requirements due to missing Initial Loan Application Date.                                                                                                                                           claim preemption from the state law banking statutes, there is some uncertainty
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable                                                                                                           whether any assignee would be able to assert that same exemption/preemption
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                to test LO company NMLS license due to missing information.                                                                                                                                          claim in litigation or a regulatory enforcement action involving the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable                                                                                                           SELLER - GENERAL COMMENT (2022/XX/12): Agree: This issue seems to be a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                to test Individual Loan Originator license status due to missing information.                                                                                                                        difference of opinion between AMC and XXX and is not able to be remediated. The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application:                                                                                                               document was not generated due to XXX Bank N.A. completing the loan using
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to test Loan Originator license due to missing information.                                                                                                                                   federal banking guidelines.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to                                                                                                           REVIEWER - GENERAL COMMENT (2022/XX/12): Seller acknowledges that disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                test LO company status due to missing information.                                                                                                                                                   was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                NMLSR timing requirements due to missing evidence of initial loan application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Loan Application Date.
243416515 XXX       $XXX      NY    4/XX/2012  2/XX/2012    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10                                                                                                                                                                                                                                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010)   GFE column on HUD Comparison Chart Inaccurate: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (2010)   GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
243884530 XXX       $XXX      CA    10/XX/2012 8/XX/2012    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Government Documentation - VA Funding Fee Error (Borrower Paid):: Calculated                                                                                                                                                                                                                   2           B           B           B           B           [2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10                                                                                                                                                                                                                                                                                                         -
                                                                       Debt Consolidation                                                                                                        Borrower paid VA upfront premium of $11,040.00 does not match does not match the VA                                                                                                                                                                                                                                                                            Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for
                                                                                                                                                                                                 funding fee premium collected on the HUD-1 of                                                                                                                                                                                                                                                                                                                  estimate of charges and terms for all other settlement charges.
                                                                                                                                                                                                 [2] General - Loan has been identified as FHA/VA/USDA: Mortgage Type: VA                                                                                                                                                                                                                                                                                       [2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
243609737 XXX       $XXX      IL    4/XX/2013  3/XX/2013    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Valuation:                                        Appraisal not provided.                                                                                                                                                                                   2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest                                                                                                                                                                                                                                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                rate was locked prior to closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Loan Amount on Final GFE does not match Note.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Initial payment on GFE does not match actual payment on loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Statement.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to test Loan Originator license due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                NMLSR timing requirements due to missing evidence of initial loan application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Model Form for a refinance by a creditor that is not considered the original creditor. The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                H-9 form was used, the H-8 form should have been used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Loan Application Date.
243710869 XXX       $XXX      NV    1/XX/2013  1/XX/2013    Primary    Purchase                            2        B        B        B        B                                                 [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not   Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due                                                                                                                                                                                                 -
                                                                                                                                                                                                 provided                                                                                                                                                                                                                                                                                                                                                       provide FACTA Credit Score Disclosure.                                                       to missing Itemization of Amount Financed.
                                                                                                                                                                                                 [2] General - Loan has been identified as FHA/VA/USDA: Mortgage Type: FHA                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $179,615.68 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $179,716.94 in the amount of $101.26.
243524837 XXX       $XXX      NJ    8/XX/2013  3/XX/2013    Investment Refinance Rate/Term                 1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
243089558 XXX       $XXX      CT    12/XX/2013 10/XX/2013   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Statement.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
243571983 XXX       $XXX      GA    7/XX/2012  6/XX/2012    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Statement.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
243686366 XXX       $XXX      CA    6/XX/2004  5/XX/2004    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): "Billing Rights" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
243870115 XXX       $XXX      FL    2/XX/2004  1/XX/2004    Primary    Purchase                            3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Illegible HUD-1 Used For Fee Testing          Federal Compliance - Missing Final HUD-1:  Illegible HUD-1 Used For Fee Testing Material: Fee names and SELLER - GENERAL COMMENT (2022/XX/14): See attached Final HUD1.                 GENERAL COMMENT (2022/XX/14): See attached Final HUD1.                                               No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Material: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or     dollar amounts are extremely blurry, please provide a clearer copy to confirm accurate fee testing.     REVIEWER - GENERAL COMMENT (2022/XX/14): HUD provided has the same legibility                                                                                                                   Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Local compliance testing.                                                                                                                                                                            issues as the original document provided, need a clearer copy to clear the      GENERAL COMMENT (2022/XX/14): Unable to locate a more legible copy of the Final HUD1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                           exception.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as                                                                                                           SELLER - GENERAL COMMENT (2022/XX/14): Unable to locate a more legible copy of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date for compliance testing.                                                                                                                                                            the Final HUD1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                  REVIEWER - GENERAL COMMENT (2022/XX/15): Seller cannot provide a clearer copy,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                           no changes made.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
243116921 XXX       $XXX      FL    1/XX/2006  12/XX/2005   Investment Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
243397019 XXX       $XXX      FL    11/XX/2008 10/XX/2008   UTD        Refinance UTD                       3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material:    Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: HUD in file is    SELLER - GENERAL COMMENT (2022/XX/14): See attached Final HUD1.                 GENERAL COMMENT (2022/XX/14): See attached Final HUD1.                                               Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State   signed, but all line items for fees, loan amount, cash from/to seller, disbursements, etc. are blank so REVIEWER - GENERAL COMMENT (2022/XX/15): HUD-1 received is the same signed but                                                                                                                  Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                or Local compliance testing is unreliable.                                                   it appears to be incomplete.                                                                            otherwise blank form. The Itemization of Amount Financed indicates fees were    GENERAL COMMENT (2022/XX/12): Unable to procure.  HUD1 and Itemization of amount
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                           charged to the borrower, however this is not an acceptable source document for  financed sent, are the only available documents for this loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 11/XX/2008 used as                                                                                                           fee capture as it will only list finance charges. The completed final HUD-1 is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date for compliance testing.                                                                                                                                                            required to clear this exception.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                  SELLER - GENERAL COMMENT (2022/XX/12): Unable to procure.  HUD1 and Itemization
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of                                                                                                                    of amount financed sent, are the only available documents for this loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                application date located in file.  Compliance tests were run using an application date of                                                                                                            REVIEWER - GENERAL COMMENT (2022/XX/12): Seller indicated they are unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                10/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine                                                                                                           provide a completed copy, no changes made.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
243408935 XXX       $XXX      FL    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided:                                                                                                             SELLER - GENERAL COMMENT (2022/XX/14): Unable to Procure HUD1.                  GENERAL COMMENT (2022/XX/14): Unable to Procure HUD1.                                                No         TNR Testing Not
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in                                                                                                          REVIEWER - GENERAL COMMENT (2022/XX/14): No changes made.                                                                                                                                       Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Missing: Unable to test HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Agreement due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                01/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
243427931 XXX       $XXX      VA    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of   Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note does not                                                                                                                                                                                                       -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as   correspond with the loan amount, loan term, and interest rate on the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $279,050.23 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $280,229.73 in the amount of $1,179.50.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Model Form for a refinance by a creditor that is not considered the original creditor. The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                H-9 form was used, the H-8 form should have been used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
243117660 XXX       $XXX      AL    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005.
243115334 XXX       $XXX      AL    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005.
243814792 XXX       $XXX      NJ    5/XX/2008  4/XX/2008    UTD        Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
243512658 XXX       $XXX      PA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
243384220 XXX       $XXX      IL    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.
243570697 XXX       $XXX      PA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
243029155 XXX       $XXX      WA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                        [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                                                                             disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as
                                                                                                                                                                                                 contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                     disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
243635510 XXX       $XXX      NJ    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                        [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                                                                             was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                 contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                     [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
243469136 XXX       $XXX      CA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                          -
                                                                       Debt Consolidation                                                                                                        [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                                                                             program disclosure not provided to the borrower.
                                                                                                                                                                                                 contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                     [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
243879284 XXX       $XXX      MO    12/XX/2007 12/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Missouri Prepayment Penalty: Missouri Prepayment Penalty: Maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                calculated prepay of $1,914.96 exceeds the state maximum of 2% of the prepaid balance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
243354899 XXX       $XXX      MN    5/XX/2008  4/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       disbursement date not found in file. Security Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Licensing Act Borrower's ability to repay not verified with reliable documentation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (State HPML) Minnesota Subprime (APR Exceeds Subprime Threshold):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Minnesota Subprime Loan: APR on subject loan of 10.45275% or Final Disclosure APR of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                10.47000% is in excess of allowable threshold of USTreasury 4.42000% + 3%, or 7.42000%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Compliant Subprime Loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2008, prior to three (3) business days from transaction date of 05/XX/2008.
243756284 XXX       $XXX      MD    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                      Appraisal not provided                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                        [3] Application / Processing - Missing Valuation:                                                                                                                                                                                                                                                                                                              disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as
                                                                                                                                                                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                                                                             disbursement date for compliance testing.
                                                                                                                                                                                                 contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                     [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                grace period of 7 days is less than the state minimum of 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.
243175070 XXX       $XXX      OH    1/XX/2005  12/XX/2004   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure   Federal Compliance - Final TIL Finance Charge Under Disclosed: Lenders TIL does not reflect the ARM                                                                                                                                                                                                     -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       was provided within three (3) days of application due to missing information.                changes.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $9,920.92 exceeds the state maximum of 1% of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $416,478.50 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $417,536.03 in the amount of $1,057.53.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2005, prior to three (3) business days from transaction date of 01/XX/2005.
243978413 XXX       $XXX      CA    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                         SELLER - GENERAL                                                                                                       2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                          GENERAL COMMENT (2022/XX/01): This loan was acquired from another servicer.  I don't                            -
                                                                       Debt Consolidation                                                                                                        [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                    COMMENT                                                                                                                                                                            program disclosure not provided to the borrower.                                                                                                                                                                                                                                     see evidence of PMI since we've been servicing it.
                                                                                                                                                                                                 provided                                                                                                                                                                    (2022/XX/01): This                                                                                                                                                                 [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                             loan was acquired                                                                                                                                                                  Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                             from another                                                                                                                                                                       [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                             servicer.  I don't                                                                                                                                                                 disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as
                                                                                                                                                                                                                                                                                                                                                                             see evidence of PMI                                                                                                                                                                disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                             since we've been                                                                                                                                                                   [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                                                                                                                                                                                                                             servicing it.                                                                                                                                                                      date located in file.  Compliance tests were run using an application date of 01/XX/2006
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL                                                                                                                                                                 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                                                                                                                                                                                             COMMENT                                                                                                                                                                            application date.
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/01): MI                                                                                                                                                                   [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                             Cert is needed to                                                                                                                                                                  property type is other than single family residence, state and federal testing may be
                                                                                                                                                                                                                                                                                                                                                                             confirm the proper                                                                                                                                                                 impacted.
                                                                                                                                                                                                                                                                                                                                                                             MI terms are being                                                                                                                                                                 [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                             tested for                                                                                                                                                                         Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine
                                                                                                                                                                                                                                                                                                                                                                             compliance purposes                                                                                                                                                                if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                             as of the time the                                                                                                                                                                 (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                             loan was originated,                                                                                                                                                               [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                             the PMI having                                                                                                                                                                     Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006,
                                                                                                                                                                                                                                                                                                                                                                             subsequently                                                                                                                                                                       prior to three (3) business days from transaction date of 02/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                             terminated does not
                                                                                                                                                                                                                                                                                                                                                                             negate the need for
                                                                                                                                                                                                                                                                                                                                                                             this document to
                                                                                                                                                                                                                                                                                                                                                                             confirm accurate
                                                                                                                                                                                                                                                                                                                                                                             testing. Loan is
                                                                                                                                                                                                                                                                                                                                                                             subject to state and
                                                                                                                                                                                                                                                                                                                                                                             federal high cost
                                                                                                                                                                                                                                                                                                                                                                             testing.
243505541 XXX       $XXX      FL    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of   Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note does not                                                                                                                                                                                                       -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as   correspond with the loan amount, loan term, and interest rate on the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $778,552.99 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $779,743.55 in the amount of $1,190.56.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
243986800 XXX       $XXX      MO    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Missouri Prepayment Penalty: Missouri Prepayment Penalty: Maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                calculated prepay of $1,363.47 exceeds the state maximum of 2% of the prepaid balance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                ($XXX).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006.
243592778 XXX       $XXX      VA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Virginia Prepayment Penalty: Virginia Prepayment Penalty: Maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                calculated prepay of $13,728.07 exceeds the state maximum for owner-occupied properties of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                2% of the prepaid balance $XXX. Prepay language states prepay will not exceed maximum permitted by applicable law.
243963045 XXX       $XXX      VA    4/XX/2013  3/XX/2013    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10                                                                                                                                                                                                                                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to test Loan Originator license due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
243572307 XXX       $XXX      TX    12/XX/2013 10/XX/2013   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
243520901 XXX       $XXX      TX    10/XX/1998 9/XX/1998    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application   Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclsoure due                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                date located in file.  Compliance tests were run using an application date of 09/XX/1998     to missing Itemization of Amount Financed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $80,788.32 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $80,918.82 in the amount of $130.50.
243137602 XXX       $XXX      IL    12/XX/2004 11/XX/2004   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure   Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is due to the lender                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                was provided within three (3) days of application due to missing information.                utilizing an index value of 1.277% per the (Approval), however the lowest index value available in the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance     lookback period is 1.35500%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $260,711.60 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $266,768.75 in the amount of $6,057.15.
243248445 XXX       $XXX      CA    10/XX/2004 9/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure   Federal Compliance - TIL APR Tolerance Irregular Transaction: Under disclosure is due to the lender                                                                                                                                                                                                     -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       was provided within three (3) days of application due to missing information.                utilizing an index value of 1.2120% per the loan approval, however the lowest index value available in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:      the lookback period is 1.5950%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is due to the lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application   utilizing an index value of 1.2120% per the loan approval, however the lowest index value available in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                date located in file.  Compliance tests were run using an application date of 09/XX/2004     the lookback period is 1.5950%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL APR of 5.07000% is underdisclosed from calculated APR of 5.46529% outside of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                0.250% tolerance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $362,281.32 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $403,883.38 in the amount of $41,602.06.
243312748 XXX       $XXX      MN    2/XX/2005  1/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
243673408 XXX       $XXX      FL    12/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                 2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan  Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is due to the lender                                                                                                                                                                                                    -
                                                                       Debt Consolidation                                                                                                        contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                     program disclosure not provided to the borrower within three (3) days of application.        utilizing an index value of 4.897% per the Approval, however the lowest index value available in the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:      lookback period is 5.08083%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $238,693.11 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $249,358.49 in the amount of $10,665.38.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
243186137 XXX       $XXX      AZ    5/XX/2007  4/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard                                                                                                                                                                                                                                                                       Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time
                                                                                                                                                                                                 Due on Sale clause.                                                                                                                                                                                                                                                                                                                                            after using credit score.
                                                                                                                                                                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                                                                             [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application
                                                                                                                                                                                                 contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                     date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243599971 XXX       $XXX      MD    7/XX/2007  6/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Maximum calculated prepay of $4,669.39 exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance ($XXX).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
243577829 XXX       $XXX      CA    10/XX/2004 9/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure   Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due                                                                                                                                                                                                 -
                                                                       Debt Consolidation                                                                                                        [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                                                                             was provided within three (3) days of application due to missing information.                to missing Itemization of Amount Financed.
                                                                                                                                                                                                 contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                     [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $218,333.94 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $222,097.49 in the amount of $3,763.55.
243857543 XXX       $XXX      AZ    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure   Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is due to the lender                                                                                                                                                                                                    -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       was provided within three (3) days of application due to missing information.                utilizing an index value of 2.780% per the (Approval), however the lowest index value available in the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:      lookback period is 2.890%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $220,429.04 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $226,693.04 in the amount of $6,264.00.
243963742 XXX       $XXX      FL    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                 2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure   Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is due to the lender                                                                                                                                                                                                    -
                                                                       Debt Consolidation                                                                                                        contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                     was provided within three (3) days of application due to missing information.                utilizing an index value of 4.34% per the loan approval, however the lowest index value available in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance     the lookback period is 4.49%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $365,387.50 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $377,379.50 in the amount of $11,992.00.
243852901 XXX       $XXX      FL    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application   Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization disclosed prepaid                                                                                                                                                                                                        -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       date located in file.  Compliance tests were run using an application date of 01/XX/2007     finance charges in the amount of $2,037.17, however the HUD-1 shows the actual prepaid finance charges
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                which is 1 months prior to consummation. A lookback was performed to determine this          were $2,082.38.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $457,897.58 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $457,942.56 in the amount of $44.98.
243203869 XXX       $XXX      UT    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure   Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is due to the lender                                                                                                                                                                                                    -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       was provided within three (3) days of application due to missing information.                utilizing an index value of 5.266% per the approval, however the lowest index value available in the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:      lookback period is 5.30083.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $330,323.89 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $331,505.86 in the amount of $1,181.97.
243470939 XXX       $XXX      PA    10/XX/2007 9/XX/2007    Investment Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
243968928 XXX       $XXX      CA    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure   Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is due to the lender                                                                                                                                                                                                    -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       was provided within three (3) days of application due to missing information.                utilizing an index value of 4.7400% per the loan approval, however the lowest index value available in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:      the lookback period is 4.7900%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $413,305.31 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $415,853.17 in the amount of $2,547.86.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Model Form for a refinance by a creditor that is not considered the original creditor. The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                H-9 form was used, the H-8 form should have been used.
243366345 XXX       $XXX      NC    11/XX/1999 10/XX/1999   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       date located in file.  Compliance tests were run using an application date of 10/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - North Carolina Home Loan (Impermissible Prepayment Penalty): North
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Carolina Home Loan: First lien mortgage loan less than $150,000 contains an impermissible prepayment penalty.
243151786 XXX       $XXX      NH    3/XX/1998  2/XX/1998    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure   Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due                                                                                                                                                                                                 -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       was provided within three (3) days of application due to missing information.                to missing itemization of amount financed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $118,758.98 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $118,915.18 in the amount of $156.20.
243329272 XXX       $XXX      FL    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
243810963 XXX       $XXX      MO    4/XX/1999  3/XX/1999    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same                                                                                                                                                                                                                                                                                                               -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                H-8 form was used, the H-9 form should have been used.
243506009 XXX       $XXX      NY    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243051006 XXX       $XXX      NY    6/XX/1996  5/XX/1996    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application   Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Unable to determine                                                                                                                                                                                                     -
                                                                       Debt Consolidation                                                                                                        [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                                                                             date located in file.  Compliance tests were run using an application date of 05/XX/1996     under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                 contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                     which is 1 months prior to consummation. A lookback was performed to determine this          Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                application date.                                                                            to missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lending Act:  Final TIL APR of 10.68000% is underdisclosed from calculated APR of 11.37071%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                outside of 0.125% tolerance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $100,212.00 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $102,533.52 in the amount of $2,321.52.
243295416 XXX       $XXX      WV    1/XX/2008  12/XX/2007   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not   Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.                                                       to missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $60,896.45 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $61,005.37 in the amount of $108.92.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - West Virginia Residential Mortgage Lender, Broker, and Servicer Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Borrower Not Charged for Actual Amounts of Third Party Fees): West Virginia Residential
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage Lender, Broker and Servicer Act: No evidence in file to support that the borrower was charged the actual amounts for all third party fees.
243721308 XXX       $XXX      TX    8/XX/2007  7/XX/2007    Primary    Purchase                            3        D        D        D        D                                                 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard                                                                                                                                                                                                           3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material:                                                                                                            SELLER - GENERAL COMMENT (2022/XX/14): Unable to Procure HUD1.                  GENERAL COMMENT (2022/XX/14): Unable to Procure HUD1.                                                Yes        TR
                                                                                                                                                                                                 Due on Sale clause.                                                                                                                                                                                                                                                                                                                                            Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State                                                                                                           REVIEWER - GENERAL COMMENT (2022/XX/14): No changes made.                                                                                                                                       Indeterminable
                                                                                                                                                                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                                                                             or Local compliance testing is unreliable.
                                                                                                                                                                                                 contain the following clauses:: Due On Sale Clause, Mortgagors requirement to maintain                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                 adequate insurance at the mortgagor's own expense, Holder's right to foreclose,                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as
                                                                                                                                                                                                 Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                     disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
243676532 XXX       $XXX      MI    12/XX/2000 11/XX/2000   Primary    Purchase                            2        B        B        B        B                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                 2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of   Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a                                                                                                                                                                                                       -
                                                                                                                                                                                                 contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                     disbursement date not found in file. Security Instrument Notary Date of 12/XX/2000 used as   settlement review of $120 as prepaid finance charge. In addition, the itemization overdisclosed $250
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date for compliance testing.                                                    doc prep fee. This does not explain balance of under disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $72,790.85 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $74,000.30 in the amount of $1,209.45.
243663709 XXX       $XXX      MI    12/XX/2005 11/XX/2005   Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not   Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due                                                                                                                                                                                                 -
                                                                                                                                                                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                                                                             provide FACTA Credit Score Disclosure.                                                       to missing itemization of amount financed.
                                                                                                                                                                                                 contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                     [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $133,230.09 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $134,672.22 in the amount of $1,442.13.
243888866 XXX       $XXX      MI    12/XX/1999 6/XX/1999    Primary    Purchase                            3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material:                                                                                                            SELLER - GENERAL COMMENT (2022/XX/14): Unable to Procure HUD1.                  GENERAL COMMENT (2022/XX/14): Unable to Procure HUD1.                                                No         TNR Testing Not
                                                                                                                                                                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                                                                             Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State                                                                                                           REVIEWER - GENERAL COMMENT (2022/XX/14): No changes made.                                                                                                                                       Required
                                                                                                                                                                                                 contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                     or Local compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 12/XX/1999 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
243541198 XXX       $XXX      MI    10/XX/1997 9/XX/1997    Primary    Purchase                            2        B        B        B        B                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                 2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of   Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Unable to determine                                                                                                                                                                                                     -
                                                                                                                                                                                                 contain the following clauses:: Mortgagors requirement to maintain adequate insurance at                                                                                                                                                                                                                                                                       disbursement date not found in file. Security Instrument Notary Date of 10/XX/1997 used as   under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                 the mortgagor's own expense, Holder's right to foreclose, Homestead Exemption Waiver                                                                                                                                                                                                                                                                           disbursement date for compliance testing.                                                    Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests        to missing itemization of amount financed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lending Act:  Final TIL APR of 7.43700% is underdisclosed from calculated APR of 7.67264%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                outside of 0.125% tolerance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $84,828.32 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $85,959.32 in the amount of $1,131.00.
243616246 XXX       $XXX      TX    12/XX/2004 11/XX/2004   Primary    Purchase                            3        D        D        D        D                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                 3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material:                                                                                                            SELLER - GENERAL COMMENT (2022/XX/14): Unable to Procure HUD1.                  GENERAL COMMENT (2022/XX/14): Unable to Procure HUD1.                                                Yes        TR
                                                                                                                                                                                                 contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                     Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State                                                                                                           REVIEWER - GENERAL COMMENT (2022/XX/14): No changes made.                                                                                                                                       Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                or Local compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                11/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
243187997 XXX       $XXX      MI    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights    Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due                                                                                                                                                                                                 -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of       to missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rights disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Counseling Notice not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $59,565.77 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $59,840.75 in the amount of $274.98.
243651217 XXX       $XXX      MI    10/XX/2000 9/XX/2000    Primary    Purchase                            2        B        B        B        B                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                 2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of   Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due                                                                                                                                                                                                 -
                                                                                                                                                                                                 contain the following clauses:: Mortgagors requirement to maintain adequate insurance at                                                                                                                                                                                                                                                                       disbursement date not found in file. Security Instrument Notary Date of 10/XX/2000 used as   to missing itemization of amount financed.
                                                                                                                                                                                                 the mortgagor's own expense, Holder's right to foreclose, Homestead Exemption Waiver                                                                                                                                                                                                                                                                           disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $73,338.20 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $74,458.00 in the amount of $1,119.80.
243004573 XXX       $XXX      MI    9/XX/2006  8/XX/2006    Primary    Purchase                            2        B        B        B        B                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                 2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score    Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due                                                                                                                                                                                                 -
                                                                                                                                                                                                 contain the following clauses:: Mortgagors requirement to maintain adequate insurance at                                                                                                                                                                                                                                                                       Disclosure was provided due to missing information.                                          to missing itemization of amount financed.
                                                                                                                                                                                                 the mortgagor's own expense, Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                        [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $81,710.71 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $81,868.27 in the amount of $157.56.
243679267 XXX       $XXX      GA    9/XX/2005  8/XX/2005    Second     Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                            Home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243613698 XXX       $XXX      FL    10/XX/2005 9/XX/2005    Investment Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
243392852 XXX       $XXX      IL    2/XX/2005  1/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
243997883 XXX       $XXX      TX    6/XX/2001  5/XX/2001    Primary    Purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
243892302 XXX       $XXX      FL    9/XX/2002  8/XX/2002    UTD        Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of   Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: RTC disclosure dated                                                                                                                                                                                                      -
                                                                       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 09/XX/2002 used as   9/XX/2002, Missing lender initial application or RTC signature date to verify timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2002, prior to three (3) business days from transaction date of 09/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
243084911 XXX       $XXX      CO    4/XX/2002  3/XX/2002    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                     [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard                                                                                                                                                                                                                                                                       disbursement date not found in file. Security Instrument Notary Date of 04/XX/2002 used as
                                                                                                                                                                                                 Due on Sale clause.                                                                                                                                                                                                                                                                                                                                            disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2002, prior to three (3) business days from transaction date of 04/XX/2002.
243112727 XXX       $XXX      NC    11/XX/2002 10/XX/2002   Primary    Refinance Rate/Term                 3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             3           C           C           C           C           [3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home                                                                                                             SELLER - GENERAL COMMENT (2022/XX/14): Disagree: Lender is XXX Per              GENERAL COMMENT (2022/XX/14): Disagree: Lender is XXX Per documentation in file; The                            State - NC
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            Loan: Unable to determine if refinance loan was made without a tangible net benefit to                                                                                                               documentation in file; The loan, as well as the rights, remedies and duties of  loan, as well as the rights, remedies and duties of the Note Holder and the Borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                borrower due to missing prior loan information.                                                                                                                                                      the Note Holder and the Borrower shall be governed and interpreted by federal   shall be governed and interpreted by federal law relating and applicable to national
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                           law relating and applicable to national banks.                                  banks.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 11/XX/2002 used as                                                                                                           REVIEWER - GENERAL COMMENT (2022/XX/14): With respect to utilizing any
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date for compliance testing.                                                                                                                                                            exemption or federal preemption rights, AMC generally does not apply exemption  GENERAL COMMENT (2022/XX/12): Agree: Net tangible benefit information not found in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                  or federal preemption for purposes of APL reviews, particularly at initial      file. Loan closed in 2002, unable to remediate.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                           review. In the event the originating entity subsequently sells that loan in the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                date located in file.  Compliance tests were run using an application date of 10/XX/2002                                                                                                             secondary market to an entity that is not a federally chartered entity, there
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                which is 1 months prior to consummation. A lookback was performed to determine this                                                                                                                  is some uncertainty whether the assignee, by virtue of contractual rights,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                application date.                                                                                                                                                                                    would be able to assert the same exemption/preemption claim in litigation or a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC                                                                                                              regulatory enforcement action involving the loan. There are certainly arguments
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                  bank exemption/federal preemption would travel to a subsequent purchaser under
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                                          the "valid-when-made" doctrine, (particularly with respect to state high cost
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2002,                                                                                                           or anti-predatory statute that specifically exempted an institution from its
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                prior to three (3) business days from transaction date of 11/XX/2002.                                                                                                                                coverage), but there is less certainty with respect to preemption vs exemption.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose                                                                                                                  Outside counsel has advised that for states where the APL statute/high cost
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                ownership interest is or will be subject to the security interest.                                                                                                                                   regulation specifically exempts federally-chartered banks, it is reasonable for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     AMC to take the position that at origination the loan was not covered, and the requirement never applied to the transaction based on the express language of the law being tested.  HOWEVER, there does not appear to be a provision under
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     North Carolina expressly providing for bank exemption.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     SELLER - GENERAL COMMENT (2022/XX/12): Agree: Net tangible benefit information not found in file. Loan closed in 2002, unable to remediate.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     REVIEWER - GENERAL COMMENT (2022/XX/12): Seller agrees with finding.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     REVIEWER - GENERAL COMMENT (2022/XX/14): Seller agrees with the finding. Hence exception remains.
243027955 XXX       $XXX      NC    6/XX/2003  5/XX/2003    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       disbursement date not found in file. Security Instrument Notary Date of 06/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2003, prior to three (3) business days from transaction date of 06/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
243686140 XXX       $XXX      FL    6/XX/2004  5/XX/2004    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243091633 XXX       $XXX      NC    1/XX/2006  12/XX/2005   Second     Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                            Home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
243141311 XXX       $XXX      FL    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of   Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization lists $1061 Atty fee as                                                                                                                                                                                                  -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as   Title Insurance thereby excluding it from compliance testing. Also, Disclosed payment on Note does not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date for compliance testing.                                                    correspond with the loan amount, loan term, and interest rate on the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $226,111.28 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $228,157.55 in the amount of $2,046.27.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
243243168 XXX       $XXX      FL    4/XX/2007  3/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as
                                                                                                                                                                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                                                                             disbursement date for compliance testing.
                                                                                                                                                                                                 contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
243697949 XXX       $XXX      FL    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of   Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on note does not                                                                                                                                                                                                       -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as   correspond with the loan amount, loan term, and interest rate on the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $77,880.72 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $78,254.11 in the amount of $373.39.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Model Form for a refinance by a creditor that is not considered the original creditor. The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                H-9 form was used, the H-8 form should have been used.
243636902 XXX       $XXX      VA    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of   Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose an                                                                                                                                                                                                      -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as   Attorney fee for $467 as a prepaid finance charge. In addition, Disclosed payment on note does not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date for compliance testing.                                                    correspond with the loan amount, loan term, and interest rate on the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $185,174.34 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $186,160.79 in the amount of $986.45.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Model Form for a refinance by a creditor that is not considered the original creditor. The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                H-9 form was used, the H-8 form should have been used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
243219224 XXX       $XXX      PA    12/XX/2005 11/XX/2005   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of   General - Incomplete Document: Right to Cancel (RTC) is incomplete: Borrower's Signature is missing.                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General - Incomplete Document: Right to Cancel (RTC) is incomplete
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
243169535 XXX       $XXX      PA    4/XX/2007  4/XX/2007    Second     Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                            Home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Missing: Unable to test Affiliated Business Disclosure due to missing information.
243913470 XXX       $XXX      GA    9/XX/2004  8/XX/2004    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2004, prior to three (3) business days from transaction date of 09/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
243396146 XXX       $XXX      GA    9/XX/2005  8/XX/2005    Investment Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
243538441 XXX       $XXX      GA    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
243002943 XXX       $XXX      SC    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                           SELLER - GENERAL COMMENT (2022/XX/14): Agree: Borrower not provided with a      GENERAL COMMENT (2022/XX/14): Agree: Borrower not provided with a document specifying                           -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as                                                                                                           document specifying the agency designated to receive complaints or inquiries    the agency designated to receive complaints or inquiries about the origination and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disbursement date for compliance testing.                                                                                                                                                            about the origination and making of the loan. Loan originated in 2005. Unable   making of the loan. Loan originated in 2005. Unable to remediate.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                  to remediate.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application                                                                                                           REVIEWER - GENERAL COMMENT (2022/XX/14): Seller agrees with finding.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Cancel was not provided.
243694176 XXX       $XXX      AL    5/XX/2006  4/XX/2006    Investment Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
243128785 XXX       $XXX      AL    4/XX/2009  3/XX/2009    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 04/XX/2009 used as
                                                                                                                                                                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                                                                             disbursement date for compliance testing.
                                                                                                                                                                                                 contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2009, prior to three (3) business days from transaction date of 04/XX/2009.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to Test Right To Cancel signatures due to missing information.
243046298 XXX       $XXX      PA    9/XX/2000  7/XX/2000    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
243286750 XXX       $XXX      TX    4/XX/2014  3/XX/2014    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                   File is missing a copy of the hazard insurance poilcy.                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved:                                                                                                                                                                                                                                                                                                             -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       license status to conduct loan origination activities.
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                tolerance violation without  evidence of sufficient cure provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010)   GFE column on HUD Comparison Chart Inaccurate: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (2010)   GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Loan Amount on Final GFE does not match Note.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Initial payment on GFE does not match actual payment on loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
243071173 XXX       $XXX      MD    5/XX/2014  3/XX/2014    Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): SELLER - GENERAL COMMENT (2022/XX/07): XXX AUS attached.                        GENERAL COMMENT (2022/XX/07): XXX AUS attached.                                                                 TILA ATR/QM
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Evidence of net benefit is missing.                                                                     REVIEWER - GENERAL COMMENT (2022/XX/13): EXCEPTION HISTORY - Exception Detail
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing initial 1003.       was updated on 12/XX/2022 PRIOR Exception Detail: Ability to Repay / Qualified
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: GFE      Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not     discrepancy                                                                                             tested as Non-QM.  Due Diligence Loan Designation is Non-QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided to borrower.                                                                        Federal Compliance - RESPA (2010)   Written Service Provider List Not Provided Timely: Disclosure not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               provided timely.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010)   Written Service Provider List Not Provided Timely:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                RESPA (2010) - Borrower did not receive a list of service providers at the time the Good
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Faith Estimate was provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
243198793 XXX       $XXX      IA    8/XX/2014  5/XX/2014    Primary    Purchase               Non QM       3        C        C        C        C                                                 [3] Missing Document - FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA Informed Consumer Choice Disclosure is missing.                                                                                                                                                       3           C           C           C           C           [3] Federal Compliance - HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014):   Federal Compliance - HUD QM AU Finding Fail: Subject loan is not eligible to be insured or guaranteed                                                                                                                                                                                                   TILA ATR/QM
                                                                                                                                                                                                 FHA - Informed Consumer Choice Disclosure (Government Documents)                         Lead Based Paint Attachment - Attached to Purchase Contract is missing.                                                                                                                                                                                               Subject loan is not eligible to be insured or guaranteed by FHA.                             by FHA.
                                                                                                                                                                                                 [3] Government Documentation - Lead Based Paint Attachment - Attached to Purchase        FHA - Real Estate Certification is missing.                                                                                                                                                                                                                           [3] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014):        Federal Compliance - QM Employment History: Missing Employement Histroy for XXX
                                                                                                                                                                                                 Contract is missing.: Disclosure: FHA - Lead Based Paint Attachment - Attached to        (92900-B) was not provided within three days of the application date.                                                                                                                                                                                                 Employment history requirement not met. (XXX/XXX/11676139)                                   Federal Compliance - Unknown Loan Designation Test: Originator Loan Designation not provided. Loan
                                                                                                                                                                                                 Purchase Contract (Government Documents)                                                 Initial HUD Addendum to the Loan Application 92900-A was not provided within three                                                                                                                                                                                    [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         tested as Non-QM. Due Diligence Loan Designation is Non QM.
                                                                                                                                                                                                 [3] Government Documentation - Real Estate Certification is missing.: Disclosure: FHA -  days of the application date.                                                                                                                                                                                                                                         Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Miscellaneous Compliance - (Doc Error) GFE Error: Days before settlement not provided.: Missing the GFE
                                                                                                                                                                                                 Real Estate Certification (Government Documents)                                         The Loan type is FHA.                                                                                                                                                                                                                                                 Due Diligence Loan Designation is Non QM.                                                    rate lock dates.
                                                                                                                                                                                                 [2] Government Documentation - FHA - Important Notice to Homebuyer (92900-B) was not                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) GFE Error: Days before settlement not provided.:  Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was
                                                                                                                                                                                                 provided within three days of the application date.: Disclosure: FHA - Important Notice                                                                                                                                                                                                                                                                        GFE Date: 07/XX/2014                                                                         locked prior to closing: Rate lock is missing in file.
                                                                                                                                                                                                 to Homebuyer (92900-B) (Government Documents)                                                                                                                                                                                                                                                                                                                  [2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of
                                                                                                                                                                                                 [2] Government Documentation - FHA - Initial HUD Addendum to the Loan Application                                                                                                                                                                                                                                                                              rate was locked prior to closing                                                             Application: Individual Loan Originator not NMLS licensed or registered at time of application.
                                                                                                                                                                                                 92900-A was not provided within three days of the application date.: Disclosure: FHA -                                                                                                                                                                                                                                                                         [2] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS       Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date
                                                                                                                                                                                                 Initial HUD Addendum to the Loan Application 92900-A (Government Documents)                                                                                                                                                                                                                                                                                    Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual   not provided
                                                                                                                                                                                                 [2] General - Loan has been identified as FHA/VA/USDA: Mortgage Type: FHA                                                                                                                                                                                                                                                                                      Loan Originator not NMLS licensed or registered at time of application.                      Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: GFE does
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   not provide minimum ten (10) business day availability for estimate of charges and terms for all other
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and      settlement charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.                                    Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 GFE not provided to Borrower(s) within three (3) business days of Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for     Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                estimate of charges and terms for all other settlement charges.                              3 Business Days of Application: Creditor did not provide Affiliated Business Arrangement Disclosure to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of         applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days   Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                of Application Date.                                                                         Creditor did not provide List of Homeownership Counseling Organizations to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not   Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not      HUD Settlement Cost Booklet.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business    Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                days of application.                                                                         not provide Servicing Disclosure Statement.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations   Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of           Timely: Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Homeownership Counseling Organizations to borrower.                                          three (3) business days of application or determination of first lien status.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA      Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.                       TIL was not sent within three (3) business days of the creditor application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement         Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: The amount of taxes and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure      insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Statement.                                                                                   insurance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not  Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to  Inaccurate: Total payment amount (PITI) on the Final TIL does not match the total payment amount for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Receive a Copy" appraisal disclosure to applicant within three (3) business days of          the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                application or determination of first lien status.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
243497804 XXX       $XXX      NJ    8/XX/2014  6/XX/2014    Primary    Purchase               Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Originator Loan Designation not provided                                                                                                                                                                                                            TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: A cure was not disclosed and evidence
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    that a valid COC was provided to the Borrower is missing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10%        Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: GFE does
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                tolerance violation without  evidence of sufficient cure provided.                           not provide minimum ten business day availability for estimate of charges and terms for all other
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 settlement charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for     Federal Compliance - RESPA (2010)   Written Service Provider List Not Provided Timely: Borrower did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                estimate of charges and terms for all other settlement charges.                              receive a list of service providers at the time the GFE was provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010)   Written Service Provider List Not Provided Timely:   Federal Compliance - RESPA  -  Initial Escrow Account Statement Not Provided Timely: Initial escrow
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                RESPA (2010) - Borrower did not receive a list of service providers at the time the Good     account statement was not provided to the borrower within 45 calendar days of closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Faith Estimate was provided.                                                                 Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA  -  Initial Escrow Account Statement Not Provided Timely:     Business Days of Application: Creditor did not provide Servicing Disclosure Statement to applicant
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                RESPA: Initial escrow account statement was not provided to the borrower within 45 calendar  within three business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                days of closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
243895440 XXX       $XXX      TX    8/XX/2014  7/XX/2014    Primary    Refinance Streamlined  VA           3        C        C        B        B                                                 [3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash   Borrower is required to bring cash to closing, and file is missing asset           SELLER - GENERAL                                                                                                       3           C           C           B           B           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Loan does not meet VA IRRRL no credit report    SELLER - GENERAL COMMENT (2022/XX/07): VA IRRRL Non-Credit Qualifying, No       GENERAL COMMENT (2022/XX/22): Unable to procure.                                                                TILA ATR/QM
                                                                                              Rebuttable                                                                                         From Borrower.: Documented qualifying Assets for Closing of  $0.00 is less than Cash     verification.                                                                      COMMENT                                                                                                                                                                            2014): Originator Loan Designation of VA Safe Harbor QM does not match Due Diligence Loan    present in file                                                                                         Income/Asset Streamline Refinance transaction. No income documentation or
                                                                                              Presumption                                                                                        From Borrower $122.40.                                                                   Disclosure missing                                                                 (2022/XX/22): Unable                                                                                                                                                               Designation of VA Rebuttable Presumption QM.                                                 Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: Issued   credit report required. AUS attached.                                           GENERAL COMMENT (2022/XX/07): VA IRRRL Non-Credit Qualifying, No Income/Asset
                                                                                              QM                                                                                                 [3] Government Documentation - Loan Guaranty Certificate is missing.: Disclosure: VA -   General Services Administration (GSA) not provided in file.                        to procure.                                                                                                                                                                        [2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 date is 7-11-14 and available through 7-23-14.                                                          REVIEWER - GENERAL COMMENT (2022/XX/13): EXCEPTION HISTORY - Exception Detail   Streamline Refinance transaction. No income documentation or credit report required.
                                                                                                                                                                                                 Loan Guaranty Certificate (Government Documents)                                         Limited Denials of Participation (LDP) list not provided.                          REVIEWER - GENERAL                                                                                                                                                                 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for     Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: Final GFE loan amount is      was updated on 12/XX/2022 PRIOR Exception Detail: Qualified Mortgage            AUS attached.
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: General Services Administration (GSA)   Disclosure is missing                                                              COMMENT                                                                                                                                                                            estimate of charges and terms for all other settlement charges.                              $XXX, actual loan amount $XXX                                                                           (Dodd-Frank 2014): Originator Loan Designation of VA Safe Harbor QM does not
                                                                                                                                                                                                 not provided                                                                             Addendum in file signed after closing date by the lender.                          (2022/XX/29): Client                                                                                                                                                               [2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010):  Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: GFE payment is $468.36, actual  match Due Diligence Loan Designation of ATR Fail.
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Limited Denials of Participation (LDP)  Loan is a VA IRRRL                                                                 statement is "Unable                                                                                                                                                               Loan Amount on Final GFE does not match Note.                                                payment is $468.93
                                                                                                                                                                                                 not provided                                                                                                                                                                to procure".                                                                                                                                                                       [2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010):    Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: No
                                                                                                                                                                                                 [3] General - VA - Veteran's Statement - Final is missing.: Disclosure: VA - Veteran's                                                                                      REVIEWER - GENERAL                                                                                                                                                                 Initial payment on GFE does not match actual payment on loan.                                appraisal due to IRRRL. No Right to Receive Appraisal provided in file
                                                                                                                                                                                                 Statement - Final (Government Documents)                                                                                                                                    COMMENT                                                                                                                                                                            [2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure
                                                                                                                                                                                                 [3] General - VA Addendum to the Loan Application 26-1802a is not compliant. To be                                                                                          (2022/XX/13): The                                                                                                                                                                  Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive
                                                                                                                                                                                                 compliant, this form must be signed by Lender between the application date and loan                                                                                         loan will have an                                                                                                                                                                  a Copy" appraisal disclosure to consumer.
                                                                                                                                                                                                 closing date.: Disclosure: VA Addendum to the Loan Application 26-1802a (Government                                                                                         ATRA fail if VA
                                                                                                                                                                                                 Documents) Originator App Date:                                                                                                                                             disclosures not
                                                                                                                                                                                                 Creditor App Date: 07/XX/2014                                                                                                                                               provided.
                                                                                                                                                                                                 Disclosure signed by Lender Date: 08/XX/2014
                                                                                                                                                                                                 [3] Government Documentation - VA IRRRL Comparison is missing.: Disclosure: VA - IRRRL
                                                                                                                                                                                                 Comparison (Government Documents)
                                                                                                                                                                                                 [2] General - Loan has been identified as FHA/VA/USDA: Mortgage Type: VA
243983640 XXX       $XXX      NJ    8/XX/2015  3/XX/2015    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: Provide valid change of                                                                                                                                                                                                      -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              0% tolerance violation for 1203 fee without evidence of sufficient cure provided.            circumstance for the change in fees.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       [2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: GFE does
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for     not provide minimum ten (10) business day availability for estimate of charges and terms for all other
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                estimate of charges and terms for all other settlement charges.                              settlement charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010):  Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: Loan Amount on Final GFE does
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Loan Amount on Final GFE does not match Note.                                                not match Note.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010):    Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: Initial payment on GFE does not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Initial payment on GFE does not match actual payment on loan.                                match actual payment on loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA    Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: Initial payment on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (2010): Initial payment on Final HUD-1 does not match actual payment on loan.                Final HUD-1 does not match actual payment on loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not   Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not      3 Business Days of Application: Creditor did not provide Affiliated Business Arrangement Disclosure to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business    applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                days of application.                                                                         Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations   Creditor did not provide List of Homeownership Counseling Organizations to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of           Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Homeownership Counseling Organizations to borrower.                                          Business Days of Application: Creditor did not provide Servicing Disclosure Statement to applicant
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not     within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor    Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: The amount of taxes and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                did not provide Servicing Disclosure Statement to applicant within three (3) business days   insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                of application.                                                                              insurance, including any mortgage insurance, for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in    Federal Compliance - 2011 TIL-MDIA - P&I Payment Inaccurate: Payment amount on the Final TIL does not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage          match the P&I payment for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                insurance, on the Final TIL does not match the amount of taxes and insurance, including any  Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                mortgage insurance, for the loan.                                                            Inaccurate: Total payment amount (PITI) on the Final TIL does not match the total payment amount for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - 2011 TIL-MDIA - P&I Payment Inaccurate: Truth in Lending Act (MDIA  the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                2011): Payment amount on the Final TIL does not match the P&I payment for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
243110908 XXX       $XXX      MD    11/XX/2015 9/XX/2015    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided):                                                                                                                                                                                                 -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not     Disclosure not provided.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       provided to borrower.                                                                        Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS       Application: LO was not authorized to conduct business during loan timreframe.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual   Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: GFE did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Loan Originator not NMLS licensed or registered at time of application.                      not disclose correct available through date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: GFE reflects incorrect loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for     amont.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                estimate of charges and terms for all other settlement charges.                              Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: GFE reflects incorrect loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010):  payment.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Loan Amount on Final GFE does not match Note.                                                Federal Compliance - RESPA (2010)   Written Service Provider List Not Provided Timely: Disclosure not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010):    provided within three days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Initial payment on GFE does not match actual payment on loan.                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010)   Written Service Provider List Not Provided Timely:   3 Business Days of Application: Disclosure not provided within three days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                RESPA (2010) - Borrower did not receive a list of service providers at the time the Good     Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Faith Estimate was provided.                                                                 Timely: Disclosure not provided within three days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not   Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Payment disclosed on final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not      TIL does not match actual T &I payment.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business    Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                days of application.                                                                         Inaccurate: Payment disclosed on final TIL does not match actual PITI payment.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not  Federal Compliance - Final TIL Estimated: A final TIL is missing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
243651680 XXX       $XXX      NJ    12/XX/2015 10/XX/2015   Primary    Purchase               Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Unable to determine loan designation.                                                                                                                                                                                                               TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
243266210 XXX       $XXX      NJ    6/XX/2016  5/XX/2016    Primary    Purchase               Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Originator Loan Designation not provided            REVIEWER - CURED COMMENT (2022/XX/10): Sufficient Cure Provided At Closing                                                                                                                      TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Date Info: Waterfall exception due to missing loan designation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - QM Employment History - Current and/or Previous Employment          Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment      3 Business Days of Application: Creditor did not provide Affiliated Business Arrangement Disclosure to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Dates to verify two years employment history for current and/or prior employment.            applicant within three business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (XXX/XXX/11676151)                                                                           Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Mortgage Insurance in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not   Final Closing Disclosure reflected the amount of $228.25. However, Mortgage Insurance Certificate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not      amount listed as 221.33
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                06/XX/2016 disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2062654)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Report Fee.  Fee Amount of $44.00 exceeds tolerance of $24.00.  Sufficient or excess cure was provided to the borrower at Closing. (7520)
243459840 XXX       $XXX      CA    1/XX/2016  11/XX/2015   Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Asset Calculation / Analysis - AUS Findings: Available for Closing discrepancy.      Documented qualifying Assets of $67.38 is less than AUS Available for Closing of   SELLER - GENERAL                                                                                                       3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Missing  Compliance Report to determine  Originator SELLER - GENERAL COMMENT (2022/XX/29): AUS attached. P&L not required. Most     GENERAL COMMENT (2022/XX/29): No appraisal obtained. Loan was eligible for Rapid                                TILA ATR/QM
                                                                                                                                                                                                 [3] Appraisal Documentation - Missing Document: Appraisal not provided                   $1,123.94.                                                                         COMMENT                                                                                                                                                                            Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Loan Designation                                                                                        recent two years taxes required by the AUS                                      value. Rapid value report attached
                                                                                                                                                                                                 [3] Application / Processing - Missing Valuation:: Valuation Type: Appraisal / Valuation Appraisal is missing                                                               (2022/XX/29): Assets                                                                                                                                                               Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing:    REVIEWER - GENERAL COMMENT (2022/XX/29): An originator loan designation was not
                                                                                                                                                                                                 Report Date: <empty> Appraisal is missing                                                                                                                                   were not needed nor                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Sufficient  cure was provided to the borrower at Closing.                                               provided by the Seller and the loan is water falling to ATR/QM standard         GENERAL COMMENT (2022/XX/29): No appraisal obtained. Loan was eligible for Rapid
                                                                                                                                                                                                                                                                                                                                                                             required.  Final CD                                                                                                                                                                [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided                                                                                                         documentation requirements.                                                     value. Rapid value report attached
                                                                                                                                                                                                                                                                                                                                                                             attached. The                                                                                                                                                                      At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit                                                                                                         SELLER - GENERAL COMMENT (2022/XX/07): LP (Accept), DU (Approve/Eligible) & XXX
                                                                                                                                                                                                                                                                                                                                                                             customer received                                                                                                                                                                  Report Fee.  Fee Amount of $60.00 exceeds tolerance of $44.00.  Sufficient or excess cure                                                                                                            Feedback Certificate (AUS) attached.                                            GENERAL COMMENT (2022/XX/29): Assets were not needed nor required.  Final CD attached.
                                                                                                                                                                                                                                                                                                                                                                             cash back. AUS                                                                                                                                                                     was provided to the borrower at Closing. (7520)                                                                                                                                                      REVIEWER - GENERAL COMMENT (2022/XX/13): EXCEPTION HISTORY - Exception Detail   The customer received cash back. AUS attached.
                                                                                                                                                                                                                                                                                                                                                                             attached.                                                                                                                                                                                                                                                                                                                                                                               was updated on 12/XX/2022 PRIOR Exception Detail: Ability to Repay / Qualified
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL                                                                                                                                                                                                                                                                                                                                                                      Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan      GENERAL COMMENT (2022/XX/29): AUS attached. P&L not required. Most recent two years
                                                                                                                                                                                                                                                                                                                                                                             COMMENT                                                                                                                                                                                                                                                                                                                                                                                 tested as Non-QM.  Due Diligence Loan Designation is ATR Risk.                  taxes required by the AUS
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/29): The                                                                                                                                                                                                                                                                                                                                                                       SELLER - GENERAL COMMENT (2022/XX/14): DU, LP & XXX Feedback Certificate (AUS)
                                                                                                                                                                                                                                                                                                                                                                             PCCD issued                                                                                                                                                                                                                                                                                                                                                                             attached.                                                                       GENERAL COMMENT (2022/XX/07): LP (Accept), DU (Approve/Eligible) & XXX Feedback
                                                                                                                                                                                                                                                                                                                                                                             4/XX/2016 reflect                                                                                                                                                                                                                                                                                                                                                                                                                                                       Certificate (AUS) attached.
                                                                                                                                                                                                                                                                                                                                                                             $1,452.17 required                                                                                                                                                                                                                                                                                                                                                                      ATR adequately supported. Compensating factors  1- Reducing housing expense  2-
                                                                                                                                                                                                                                                                                                                                                                             from Borrower.                                                                                                                                                                                                                                                                                                                                                                          LTV 68.316%  3- Long-term employment  4- Excellent mortgage history  5- 678     GENERAL COMMENT (2022/XX/14): DU, LP & XXX Feedback Certificate (AUS) attached.
                                                                                                                                                                                                                                                                                                                                                                             However, only $67.38                                                                                                                                                                                                                                                                                                                                                                    credit score  6- History of satisfactorily maintaining similar level of housing
                                                                                                                                                                                                                                                                                                                                                                             was verified.                                                                                                                                                                                                                                                                                                                                                                           expense and debt  7- Equity in other REO  8- Strong residual income             ATR adequately supported. Compensating factors  1- Reducing housing expense  2- LTV
                                                                                                                                                                                                                                                                                                                                                                             SELLER - GENERAL                                                                                                                                                                                                                                                                                                                                                                        REVIEWER - GENERAL COMMENT (2022/XX/15): Loan designation is NonQM.             68.316%  3- Long-term employment  4- Excellent mortgage history  5- 678 credit score
                                                                                                                                                                                                                                                                                                                                                                             COMMENT                                                                                                                                                                                                                                                                                                                                                                                 Origination designation was not provided.                                       6- History of satisfactorily maintaining similar level of housing expense and debt  7-
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/29): No                                                                                                                                                                                                                                                                                                                                                                        REVIEWER - GENERAL COMMENT (2022/XX/15): Clarifying the issue: Loan was         Equity in other REO  8- Strong residual income
                                                                                                                                                                                                                                                                                                                                                                             appraisal obtained.                                                                                                                                                                                                                                                                                                                                                                     submitted without a loan designation. Testing was based using "undetermined".
                                                                                                                                                                                                                                                                                                                                                                             Loan was eligible                                                                                                                                                                                                                                                                                                                                                                       Please confirm loan designation for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                             for Rapid value.                                                                                                                                                                                                                                                                                                                                                                        REVIEWER - CURED COMMENT (2022/XX/10): Sufficient Cure Provided At Closing
                                                                                                                                                                                                                                                                                                                                                                             Rapid value report
                                                                                                                                                                                                                                                                                                                                                                             attached
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL
                                                                                                                                                                                                                                                                                                                                                                             COMMENT
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/29): The LP
                                                                                                                                                                                                                                                                                                                                                                             findings require a
                                                                                                                                                                                                                                                                                                                                                                             Form 70 Appraisal.
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL
                                                                                                                                                                                                                                                                                                                                                                             COMMENT
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/15): The
                                                                                                                                                                                                                                                                                                                                                                             1008 does not
                                                                                                                                                                                                                                                                                                                                                                             reflect how the loan
                                                                                                                                                                                                                                                                                                                                                                             was approved. Per LP
                                                                                                                                                                                                                                                                                                                                                                             and DU in file, a
                                                                                                                                                                                                                                                                                                                                                                             full
                                                                                                                                                                                                                                                                                                                                                                             interior/exterior
                                                                                                                                                                                                                                                                                                                                                                             appraisal is
                                                                                                                                                                                                                                                                                                                                                                             required.
                                                                                                                                                                                                                                                                                                                                                                             SELLER - GENERAL
                                                                                                                                                                                                                                                                                                                                                                             COMMENT
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/29): No
                                                                                                                                                                                                                                                                                                                                                                             appraisal obtained.
                                                                                                                                                                                                                                                                                                                                                                             Loan was eligible
                                                                                                                                                                                                                                                                                                                                                                             for Rapid value.
                                                                                                                                                                                                                                                                                                                                                                             Rapid value report
                                                                                                                                                                                                                                                                                                                                                                             attached
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL
                                                                                                                                                                                                                                                                                                                                                                             COMMENT
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/29): The LP
                                                                                                                                                                                                                                                                                                                                                                             findings required a
                                                                                                                                                                                                                                                                                                                                                                             Form 70 Appraisal.
243613828 XXX       $XXX      GA    12/XX/2015 11/XX/2015   Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: No evidence of the date                                                                                                                                                                                                     -
                                                                       Other                  SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     Closing Disclosure dated 12/XX/2015 was provided to Borrower.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       business days prior to closing. (Initial/12/XX/2015)
                                                                                              Eligible)
243430823 XXX       $XXX      AZ    12/XX/2014 10/XX/2014   Primary    Refinance Rate/Term    Non QM       3        C        C        C        C                                                                                                                                                                                                                                                                                                                                                    3           C           C           C           C           [3] Federal Compliance - Retirement Documentation: Qualified Mortgage (Dodd-Frank 2014):     Federal Compliance - Retirement Documentation: Loan was AUS approved, but an Originator Loan                                                                                                                                                                                                            TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Retirement income documentation insufficient. (XXX XXX/IRA Distribution)                     Designation was not provided and the loan is water falling to ATR/QM standard documentation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Federal Compliance - Unknown Loan Designation Test: An Originatior Loan Designation not provided by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Seller.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for     (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                estimate of charges and terms for all other settlement charges.                              terms for all other settlement charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010):      Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: The final GFE indicates an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Interest Rate on GFE does not match Note.                                                    interest rate of 4.125%, which does not match the note rate of 4.250%. Insufficient or no cure was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010):    provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Initial payment on GFE does not match actual payment on loan.                                Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: The final GFE indicates a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (2010): 0%  monthly payment of $$865.10, which does not match the payment on the note of $878.12. Insufficient or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                tolerance violation for 801 fee with  evidence of cure provided on Final HUD-1               no cure was provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business        Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (2010): 0% tolerance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on          violation for 801 fee with  evidence of cure provided on Final HUD-1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Affiliated Business Arrangement Disclosure.
243700005 XXX       $XXX      NJ    1/XX/2015  11/XX/2014   Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                   The loan file is missing a copy of the Hazard Insurance Policy.                    SELLER - GENERAL                                                                                                       3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: The loan file is missing Loan Designation.          SELLER - GENERAL COMMENT (2022/XX/29): XXX Feedback Certificate attached        GENERAL COMMENT (2022/XX/21): Loan qualified for a streamline Hazard review.  See                               TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                             COMMENT                                                                                                                                                                            Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: NMLS for loan      SELLER - GENERAL COMMENT (2022/XX/07): LP (Accept), DU & XXX Feedback           attached documents.
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/21): Loan                                                                                                                                                                 Due Diligence Loan Designation is Non QM.                                                    originator not found in the NMLS data base.                                                             Certificate (AUS) attached.
                                                                                                                                                                                                                                                                                                                                                                             qualified for a                                                                                                                                                                    [2] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved:     Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match                                                                                    GENERAL COMMENT (2022/XX/29): XXX Feedback Certificate attached
                                                                                                                                                                                                                                                                                                                                                                             streamline Hazard                                                                                                                                                                  Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to    NMLS website: NMLS for Originator is not showing in the Consumer NMLS search.                           Loan characteristics are DTI 45.935%, LTV 47.84%, Credit Score 696
                                                                                                                                                                                                                                                                                                                                                                             review.  See                                                                                                                                                                       conduct loan origination activities.                                                         Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: GFE has  REVIEWER - GENERAL COMMENT (2022/XX/13): EXCEPTION HISTORY - Exception Detail   GENERAL COMMENT (2022/XX/07): LP (Accept), DU & XXX Feedback Certificate (AUS)
                                                                                                                                                                                                                                                                                                                                                                             attached documents.                                                                                                                                                                [2] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents    8  business day availability for estimate of charges and terms.                                         was updated on 12/XX/2022 PRIOR Exception Detail: Ability to Repay / Qualified  attached.
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL                                                                                                                                                                 does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan                                                                                                          Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan
                                                                                                                                                                                                                                                                                                                                                                             COMMENT                                                                                                                                                                            Originator NMLSR information on loan documents does not match NMLSR.                                                                                                                                 tested as Non-QM.  Due Diligence Loan Designation is ATR Risk.                  Loan characteristics are DTI 45.935%, LTV 47.84%, Credit Score 696
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/21): Loan                                                                                                                                                                 [2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10
                                                                                                                                                                                                                                                                                                                                                                             was AUS approved.                                                                                                                                                                  Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for
                                                                                                                                                                                                                                                                                                                                                                             No indication of a                                                                                                                                                                 estimate of charges and terms for all other settlement charges.
                                                                                                                                                                                                                                                                                                                                                                             steamlined hazard
                                                                                                                                                                                                                                                                                                                                                                             review.
243811124 XXX       $XXX      CA    4/XX/2015  1/XX/2015    Investment Refinance Cash-out -   N/A          2        B        B        B        B                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, CA, Address: XXX,   Missing mortgage statements for XXX and XXX.                                                                                                                                                              2           B           B           B           B           [2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not                                                                                                                                                                                                                                                                                                          -
                                                                       Other                                                                                                                     CA Statement                                                                                                                                                                                                                                                                                                                                                   Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to
                                                                                                                                                                                                 Other, Statement                                                                                                                                                                                                                                                                                                                                               Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
243203697 XXX       $XXX      AR    10/XX/2014 9/XX/2014    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: There is no evidence in the file that an Originator                                                                                                                                                                                                 TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Loan Designation was provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.
243334516 XXX       $XXX      FL    9/XX/2016  7/XX/2016    Primary    Purchase               Higher       3        C        C        C        C                                                 [3] Asset Documentation - Asset documentation requirements not met.                      FHA minimum Borrower contribution of 3.5% was not met.                             SELLER - GENERAL                                                                                                       3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: The FHA minimum required Borrower contribution                                                                                  GENERAL COMMENT (2022/XX/07): Unable to locate the MI Cert. Loan was pre-disclosed -                            TILA ATR/QM
                                                                                              Priced QM                                                                                          [3] Government Documentation - Final HUD Addendum 92900-A is missing.: Disclosure: FHA - Initial HUD Addendum is missing.                                                   COMMENT                                                                                                                                                                            2014): Originator Loan Designation of HUD Safe Harbor QM does not match Due Diligence Loan   was not met resulting in a Due Diligence Loan Designation of Higher Priced QM.                                                                                                          Originated as Government Insured, no longer Government Insured. No Additional
                                                                                                                                                                                                 Final HUD Addendum to the Loan Application 92900-A (Government Documents)                Initial HUD Addendum is missing.                                                   (2022/XX/07): Unable                                                                                                                                                               Designation of Higher Priced QM.                                                             Federal Compliance - HUD QM AU Finding Fail: The FHA minimum required Borrower contribution was not                                                                                     information is available.
                                                                                                                                                                                                 [3] Government Documentation - Initial HUD Addendum 92900-A is missing.: Disclosure: FHA Mortgage Insurance Certificate and Mortgage Insurance Evidence are missing.        to locate the MI                                                                                                                                                                   [3] Federal Compliance - HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014):   met.
                                                                                                                                                                                                 - Initial HUD Addendum to the Loan Application 92900-A (Government Documents)            Real Estate Certification is missing.                                              Cert. Loan was                                                                                                                                                                     Subject loan is not eligible to be insured or guaranteed by FHA.                             Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Date valuation
                                                                                                                                                                                                 [3] Application / Processing - LDP results indicate a party to the transaction is        The Borrower's total contribution is 1.80903% which is less then the required 3.5% pre-disclosed -                                                                                                                                                                    [2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA   provided to applicant is prior to the date when valuation was performed.
                                                                                                                                                                                                 excluded from eligibility.                                                               minimum required.                                                                  Originated as                                                                                                                                                                      Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date
                                                                                                                                                                                                 [3] Missing Document - Mortgage Insurance Certificate and Mortgage Insurance Evidence    Loan was underwritten and closed FHA.                                              Government Insured,                                                                                                                                                                when valuation was performed.  Unable to determine compliance with appraisal timing          not provided.
                                                                                                                                                                                                 are missing.                                                                                                                                                                no longer Government                                                                                                                                                               requirements. (Type:Secondary/08/XX/2016)                                                    Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero
                                                                                                                                                                                                 [3] Government Documentation - Real Estate Certification is missing.: Disclosure: FHA -                                                                                     Insured. No                                                                                                                                                                        [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   Percent Fee Tolerance exceeded for Mortgage Insurance Premium. With out cure
                                                                                                                                                                                                 Real Estate Certification (Government Documents)                                                                                                                            Additional                                                                                                                                                                         Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                 [3] Guideline Issue - The FHA Minimum Required Investment was not met per the Total                                                                                         information is                                                                                                                                                                     Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                 Calculated Cash to Close on the CD.: CD Total Borrower Contribution:   $2,252.24; CD                                                                                        available.                                                                                                                                                                         [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                 Borrower's % Investment: 1.80903%;                                                                                                                                          REVIEWER - GENERAL                                                                                                                                                                 Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage
                                                                                                                                                                                                 [3] Guideline Issue - The subject Property was sold within the previous 12 months.                                                                                          COMMENT                                                                                                                                                                            Insurance Premium.  Fee Amount of $1,991.50 exceeds tolerance of $1,949.00.  Insufficient or
                                                                                                                                                                                                 Missing evidence to determine if there are  undisclosed Identity-of-Interest                                                                                                (2022/XX/08):                                                                                                                                                                      no cure was provided to the borrower. (7591)
                                                                                                                                                                                                 transactions and if compliant with Restrictions on Property Flipping.: Valuation Type:                                                                                      Awaiting Mortgage
                                                                                                                                                                                                 Appraisal / Valuation Report Date: 08/XX/2016, Valuation Type: Appraisal / Valuation                                                                                        Insurance
                                                                                                                                                                                                 Report Date: 08/XX/2016 Case Number Assignment Date: 07/XX/2016; Last Sale Date:                                                                                            Certificate,
                                                                                                                                                                                                 03/XX/2016                                                                                                                                                                  Exception Remains.
                                                                                                                                                                                                 Case Number Assignment Date: 07/XX/2016; Last Sale Date: 03/XX/2016
                                                                                                                                                                                                 [2] General - Loan has been identified as FHA/VA/USDA: Mortgage Type: FHA
243547826 XXX       $XXX      IL    10/XX/2016 8/XX/2016    Primary    Purchase               Non QM       3        C        C        C        C                                                                                                                                                                                                                                                                                                                                                    3           C           C           C           C           [3] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014):        Federal Compliance - QM Employment History: Loan is waterfalling to ATR/QM standard documentation                                                                                                                                                                                                       TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Employment history requirement not met. (XXX/XXX/11676162)                                   requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Unknown designation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: LO not authorized
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    to conduct business.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved:     Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved    Application: LO not authorized to conduct business.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                license status to conduct loan origination activities.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Loan Originator not NMLS licensed or registered at time of application.
243581539 XXX       $XXX      NY    11/XX/2016 10/XX/2016   Primary    Purchase               Non QM       3        C        C        B        B                                                 [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is      Please provide additional coverage amount of $XXX, or replacement cost of $XXX     SELLER - GENERAL                                                       [3] Appraisal    Please provide                 3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Due to missing missing asset documentation.         REVIEWER - GENERAL COMMENT (2022/XX/28): An originator loan designation was not GENERAL COMMENT (2022/XX/22): Unable to procure.                                                                TILA ATR/QM
                                                                                                                                                                                                 insufficient.                                                                                                                                                               COMMENT                                                                Documentation -  final                                                                                      Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and provided by the Seller.
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/22): Unable                                                   Missing          inspection (442                                                                            Due Diligence Loan Designation is Non QM.                                                    Received Date: Initial CD was issued on 10/XX/2016 and Loan Estimate was issued on after initial CD.    REVIEWER - GENERAL COMMENT (2022/XX/28): Exception Detail Updated from: Ability GENERAL COMMENT (2022/XX/05): ATR adequately supported. Compensating factors  1-
                                                                                                                                                                                                                                                                                                                                                                             to procure.                                                            Document:        Certification)                                                                             [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation    Documented savings pattern  2- Strong residual income  3- Employment stability  4-
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL                                                     Appraisal was    for "Subject                                                                               charge percent of 5.00000% exceeds the state maximum of 2%.                                  Received Date: Initial CD was issued on 10/XX/2016 and Loan Estimate was issued on after initial CD.    not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR     Large cash reserves used for down payment  5- Conservative use of consumer credit
                                                                                                                                                                                                                                                                                                                                                                             COMMENT                                                                made "subject    To" repairs                                                                                [2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing       Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Risk.                                                                           (minimal debt)  6- Excellent credit history
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/07): Client                                                   to" and Form     appraisal                                                                                  Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate  Received Date: Initial CD was issued on 10/XX/2016 and Loan Estimate was issued on after initial CD.    SELLER - GENERAL COMMENT (2022/XX/05): ATR adequately supported. Compensating
                                                                                                                                                                                                                                                                                                                                                                             Agrees. Exception                                                      1004D/442 was                                                                                               provided on or after the date the Closing Disclosure was provided. (The Revised Loan         Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and factors  1- Documented savings pattern  2- Strong residual income  3-           GENERAL COMMENT (2022/XX/14): DU, LP & XXX Feedback Certificate (AUS) attached.
                                                                                                                                                                                                                                                                                                                                                                             Remains                                                                not provided.:                                                                                              Estimate was received on or after the Closing Disclosure.) (Interim/10/XX/2016)              Received Date: Initial CD was issued on 10/XX/2016 and Loan Estimate was issued on after initial CD.    Employment stability  4- Large cash reserves used for down payment  5-
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL                                                     Valuation Type:                                                                                             [2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing       Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Conservative use of consumer credit (minimal debt)  6- Excellent credit history ATR adequately supported. Compensating factors  1- Strong residual income  2-
                                                                                                                                                                                                                                                                                                                                                                             COMMENT                                                                Appraisal /                                                                                                 Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate  Received Date: Initial CD was issued on 10/XX/2016 and Loan Estimate was issued on 10/XX/2016 after     REVIEWER - GENERAL COMMENT (2022/XX/08): We can't downgrade this loan           Documented savings pattern  3- Substantial down payment  4- LTV 80%  5- Long-term
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/19): Please                                                   Valuation Report                                                                                            provided on or after the date the Closing Disclosure was provided. (The Revised Loan         initial CD.                                                                                             designation exception. Please provide a loan designation so that we can restate employment  5- Conservative use of consumer credit  6- 756 credit score
                                                                                                                                                                                                                                                                                                                                                                             provide additional                                                     Date: 10/XX/2016                                                                                            Estimate was received on or after the Closing Disclosure.) (Interim/10/XX/2016)              Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Loan Estimate dated 11/XX/2016,  and re-review.
                                                                                                                                                                                                                                                                                                                                                                             coverage amount of                                                                                                                                                                 [2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing       was provided to borrower at least 4 business days prior to closing on 11/XX/2016                        SELLER - GENERAL COMMENT (2022/XX/14): DU, LP & XXX Feedback Certificate (AUS)
                                                                                                                                                                                                                                                                                                                                                                             $XXX, or replacement                                                                                                                                                               Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate  Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee was    attached.
                                                                                                                                                                                                                                                                                                                                                                             cost of $XXX.                                                                                                                                                                      provided on or after the date the Closing Disclosure was provided. (The Revised Loan         increased without a valid change of circumstance provided to the borrower - No cure was provided
                                                                                                                                                                                                                                                                                                                                                                             Exception Remains                                                                                                                                                                  Estimate was received on or after the Closing Disclosure.) (Interim/10/XX/2016)              Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee        ATR adequately supported. Compensating factors  1- Strong residual income  2-
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing       increased without a valid change in circumstance - No cure was provided                                 Documented savings pattern  3- Substantial down payment  4- LTV 80%  5-
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate                                                                                                          Long-term employment  5- Conservative use of consumer credit  6- 756 credit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided on or after the date the Closing Disclosure was provided. (The Revised Loan                                                                                                                 score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Estimate was received on or after the Closing Disclosure.) (Interim/11/XX/2016)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided on or after the date the Closing Disclosure was provided. (The Revised Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Estimate was received on or after the Closing Disclosure.) (Interim/10/XX/2016)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Revised Loan Estimate provided on 11/XX/2016 not received by borrower at least four (4) business days prior to closing. (Interim/11/XX/2016)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for 203K
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consultant Fee.  Fee Amount of $505.00 exceeds tolerance of $415.00.  Insufficient or no cure was provided to the borrower. (7501)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Discount Points.  Fee Amount of $5,674.70 exceeds tolerance of $1,082.00.  Insufficient or no cure was provided to the borrower. (7200)
243759484 XXX       $XXX      IL    8/XX/2016  6/XX/2016    Primary    Purchase               Temporary    2        B        B        B        B                                                 [3] Insurance Documentation - Hazard Insurance Error: Missing HO-6 policy, blanket       The Blanket Coverage does not specify that it covers unit interior coverage.                                                                                                                              2           B           B           B           B           [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   Federal Compliance - (Missing Data) Last Rate Set Date: No evidence of rate lock.                       REVIEWER - CURED COMMENT (2022/XX/08): Sufficient Cure Provided At Closing                                                                                                                      -
                                                                                              SHQM                                                                                               hazard insurance policy provided does not contain unit interior coverage.                                                                                                                                                                                                                                                                                      Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and      Federal Compliance - TRID Final Closing Disclosure Security Interest: The address provided on Closing
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Transaction Date used to determine rate used for testing.                                    Disclosure appears the same as the collateral address.
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TRID Final Closing Disclosure Security Interest: Unable to          Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of Borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                determine if the Closing Disclosure provided on (2016-08-24) disclosed a security interest   receipt is missing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                address that was materially different than the collateral address. (Final/08/XX/2016)        Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Title
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   - Tax Certificate Fee of $95.00 was added on the Final Closing Disclosure as borrower elected to use
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     own title company.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/08/XX/2016)                                         Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Title
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       - Abstract Fee of $250.00 was added on the Final Closing Disclosure as borrower 1 elected to use own
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  title company.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Tax Certificate Fee.  Fee Amount of $95.00 exceeds tolerance of $0.00.  Insufficient or no   Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Title
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                cure was provided to the borrower. (77188)                                                   - Endorsement Fee of $175.00 was added on the Final Closing Disclosure as borrower elected to use own
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       title company.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Title
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Abstract / Title Search.  Fee Amount of $250.00 exceeds tolerance of $0.00.  Insufficient or - Closing Protection Fee of $50.00 was added on the Final Closing Disclosure as borrower elected to use
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                no cure was provided to the borrower. (77163)                                                own title company.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Title
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  - Update Fee of $75.00 was added on the Final Closing Disclosure as borrower elected to use own title
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Endorsement Fee.  Fee Amount of $175.00 exceeds tolerance of $0.00.  Insufficient or no cure company.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                was provided to the borrower. (7726)                                                         Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Title
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       - Wire /Funding/ Disbursement Fee of $40.00 was added on the Final Closing Disclosure as borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  elected to use own title company.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Closing Protection Letter Fee.  Fee Amount of $50.00 exceeds tolerance of $0.00.             Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Insufficient or no cure was provided to the borrower. (7724)                                 Overdisclosed: The file has escrows set up for the property taxes only the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Title Update.  Fee Amount of $75.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77225)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Wire /Funding/ Disbursement Fee.  Fee Amount of $40.00 exceeds tolerance of $0.00.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Insufficient or no cure was provided to the borrower. (77190)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Payment Overdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure provided on 08/XX/2016 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/08/XX/2016)
243259249 XXX       $XXX      NY    12/XX/2016 7/XX/2016    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Guideline Issue - Employment was not verified within 10 days of the note date.:      This file was provided a copy of VVOE.  Per AUS, Verbal Verification of Employment SELLER - GENERAL                                                                                                       2           B           B           B           B           [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late State Compliance - New York Late Charge Percent Testing: Per the note late charge is 5% which exceeds   REVIEWER - CURED COMMENT (2022/XX/08): Sufficient Cure Provided At Closing      GENERAL COMMENT (2022/XX/28): VVOE for XXX was not obtained within 10 business days of                          -
                                                                                              SHQM                                                                                               Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:          VVOE completed within 10 days of closing must be provided.                         COMMENT                                                                                                                                                                            charge percent of 5.00000% exceeds the state maximum of 2%.                                  the state maximum of 2%                                                                                                                                                                 closing.
                                                                                              (GSE/Agency                                                                                        10/XX/2002                                                                               HOI coverage is insufficient by $XXX.  Coverage must be at least the lessor of the (2022/XX/28): VVOE                                                                                                                                                                 [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business        Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                              Eligible)                                                                                          [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is      Cost new from the appraisal or the loan amount.  Provide verification of policy    for XXX was not                                                                                                                                                                    Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on          Disclosure: The file was missing a copy of the executed Affiliated Business Arrangement Disclosure or
                                                                                                                                                                                                 insufficient.                                                                            with sufficient coverage OR provide copy of insurer's replacement cost estimate    obtained within 10                                                                                                                                                                 Affiliated Business Arrangement Disclosure.                                                  proof of the borrower's electronic receipt of the disclosure.
                                                                                                                                                                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, NY Insurance        supporting current coverage amount.                                                business days of                                                                                                                                                                   [2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing       Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and
                                                                                                                                                                                                 Verification, Statement, Tax Verification                                                Insurance verification, Statement and Tax Verification not found in the file for   closing.                                                                                                                                                                           Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate  Received Date: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided.
                                                                                                                                                                                                                                                                                          XXX.                                                                               REVIEWER - GENERAL                                                                                                                                                                 provided on or after the date the Closing Disclosure was provided. (The Revised Loan         (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/11/XX/2016)
                                                                                                                                                                                                                                                                                                                                                                             COMMENT                                                                                                                                                                            Estimate was received on or after the Closing Disclosure.) (Interim/11/XX/2016)              Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing:
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/28): Most                                                                                                                                                                 [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided Extension Fee was last disclosed as $0.00 on LE but disclosed as $718.25 on Final Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                             recent VVOE provided                                                                                                                                                               At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for        File does not contain a valid COC for this fee, cure provided at closing.
                                                                                                                                                                                                                                                                                                                                                                             was re verified                                                                                                                                                                    Extension Fee.  Fee Amount of $718.25 exceeds tolerance of $0.00.  Sufficient or excess cure
                                                                                                                                                                                                                                                                                                                                                                             12/XX/2016 which is                                                                                                                                                                was provided to the borrower at Closing. (7349)
                                                                                                                                                                                                                                                                                                                                                                             not within 10
                                                                                                                                                                                                                                                                                                                                                                             business days of the
                                                                                                                                                                                                                                                                                                                                                                             Note date.
243914691 XXX       $XXX      FL    11/XX/2016 10/XX/2016   Primary    Purchase               Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Originator Loan Designation not provided by the                                                                                                                                                                                                     TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Seller.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Disclosure reflects TOP of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA         $419,865.84 but calculated TOP of $419,894.47.  Variance = $28.63.  The prepaid interest was initially
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 11/XX/2016   disclosed as paid by Seller, but changed to paid by Buyer on final CD.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of  Federal Compliance - TRID Lender Credit Tolerance Violation: Lender credit was reduced without a cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                payments for the loan (fee amounts included in TOP calculation are based on Closing          provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure dated 12/XX/2016). (Final/11/XX/2016)                                             Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Final LE is required to be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated       received by borrower at least 1 day prior to Initial CD.  Based on documentation in file, Final LE was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of       received by borrower on or after date Initial CD was received.  Evidence of earlier receipt of LE was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $-7,279.68  is less than amount of binding Lender Credit previously disclosed in the amount  not located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                of $-7,344.00. (9300)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Revised Loan Estimate provided on 11/XX/2016 not received by borrower at least four (4) business days prior to closing. (Interim/11/XX/2016)
243445223 XXX       $XXX      MD    11/XX/2015 8/XX/2015    Primary    Purchase               Non QM       3        C        C        C        C                                                 [3] Government Documentation - Loan Guaranty Certificate is missing.: Disclosure: VA -   Evidence of the certificate disclosure   is missing.                               SELLER - GENERAL                                                                                                       3           C           C           C           C           [3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income  Federal Compliance - QM DTI: Loan file does not contain documentation regarding loan designation.       REVIEWER - GENERAL COMMENT (2022/XX/16): Duplicate documentation received. We   GENERAL COMMENT (2022/XX/22): Unable to procure.                                                                TILA ATR/QM
                                                                                                                                                                                                 Loan Guaranty Certificate (Government Documents)                                         The required GSA search of all parties to the loan transaction was not provided.   COMMENT                                                                                                                                                                            Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase,      Please provide designation for re-testing.                                                              can't downgrade this loan designation exception. Please provide a loan
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: General Services Administration (GSA)   The required LDP search of all parties to the loan transaction was not provided.   (2022/XX/22): Unable                                                                                                                                                               guarantee or insurance by the appropriate agency.                                            Federal Compliance - Unknown Loan Designation Test: An Originatior Loan Designation not provided by     designation so that we can restate and re-review. Exception remains.            GENERAL COMMENT (2022/XX/22): Unable to procure.
                                                                                                                                                                                                 not provided                                                                             Verified to HUD-1 and Form 26-1802a VA funding fee 1,978.00                        to procure.                                                                                                                                                                        [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Seller.                                                                                                 SELLER - GENERAL COMMENT (2022/XX/28): ATR adequately supported. Compensating
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Limited Denials of Participation (LDP)  Evidence the disclosure was provided to the Borrower is missing.                   SELLER - GENERAL                                                                                                                                                                   Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Federal Compliance - VA QM Eligibility: Calculated DTI 48.45% exceeds AUS approval DTI 43.53%           factors  1- Excellent mortgage history  2- Equity in other REO  3- Primary      GENERAL COMMENT (2022/XX/28): ATR adequately supported. Compensating factors  1-
                                                                                                                                                                                                 not provided                                                                             Evidence of the summary sheet is missing.                                          COMMENT                                                                                                                                                                            Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to           housing expenses decreasing  4- Low housing ratio                               Excellent mortgage history  2- Equity in other REO  3- Primary housing expenses
                                                                                                                                                                                                 [3] Document Error - The collected VA Funding Fee does not match the required VA Funding Loan Approval in file reflects manual VA loan.                                     (2022/XX/28): Unable                                                                                                                                                               [3] Federal Compliance - VA QM Eligibility: VA Qualified Mortgage (Dodd-Frank 2014)          Consummation: Evidence of Borrower receipt is missing.                                                  REVIEWER - GENERAL COMMENT (2022/XX/28): Originator Loan Designation was not    decreasing  4- Low housing ratio
                                                                                                                                                                                                 Fee  per the VA Lender Handbook/Circulars.: Funding Fee Rate Collected: 2.15065%                                                                                            to procure.                                                                                                                                                                        Subject loan is not eligible to be insured or guaranteed by VA.                              Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of  provided by Seller.
                                                                                                                                                                                                 Required Funding Fee Rate: 3.30000%                                                                                                                                         REVIEWER - GENERAL                                                                                                                                                                 [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days     Application: Loan Officer was not licensed at time of initial  application date 08/XX/2015.             REVIEWER - GENERAL COMMENT (2022/XX/08): We can't downgrade this loan           GENERAL COMMENT (2022/XX/28): ATR adequately supported. Compensating factors  1-
                                                                                                                                                                                                 [3] Government Documentation - VA - Escape Clause is missing.: Disclosure: VA - Escape                                                                                      COMMENT                                                                                                                                                                            Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a    Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: GFE does designation exception. Please provide a loan designation so that we can restate Excellent mortgage history  2- Equity in other REO  3- Primary housing expenses
                                                                                                                                                                                                 Clause (Government Documents)                                                                                                                                               (2022/XX/29): Client                                                                                                                                                               copy of each valuation to applicant three (3) business days prior to consummation.           not provide minimum ten (10) business day availability for estimate of charges and terms for all other  and re-review.                                                                  decreasing  4- Low housing ratio
                                                                                                                                                                                                 [3] Government Documentation - VA - Loan Summary Sheet 26-0286 is missing: Disclosure:                                                                                      agrees with                                                                                                                                                                        (Type:Primary/11/XX/2015)                                                                    settlement charges.                                                                                     SELLER - GENERAL COMMENT (2022/XX/14): XXX Feedback Certificate (AUS),
                                                                                                                                                                                                 VA - Loan Summary Sheet 26-0286 (Government Documents)                                                                                                                      exception.                                                                                                                                                                         [2] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS       Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Initial   Underwriter Decision Summary & Income Analysis attached.                        GENERAL COMMENT (2022/XX/28): Unable to procure.
                                                                                                                                                                                                 [2] General - Loan has been identified as FHA/VA/USDA: Mortgage Type: VA                                                                                                    SELLER - GENERAL                                                                                                                                                                   Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual   GFE dated 09/XX/2015 was not provided within 3 business days of initial loan  application date
                                                                                                                                                                                                                                                                                                                                                                             COMMENT                                                                                                                                                                            Loan Originator not NMLS licensed or registered at time of application.                      08/XX/2015.                                                                                             ATR adequately supported. Compensating factors  1- Excellent mortgage history   GENERAL COMMENT (2022/XX/28): Unable to procure.
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/22): Unable                                                                                                                                                               [2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within  2- Decreasing housing expense  3- Low housing ratio  4- Satisfactory
                                                                                                                                                                                                                                                                                                                                                                             to procure.                                                                                                                                                                        Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for     3 Business Days of Application: Disclosure was provided on 09/XX/2015 not within 3 business days of     homeownership experience  5- Potential for increased earnings                   GENERAL COMMENT (2022/XX/05): ATR adequately supported. Compensating factors  1-
                                                                                                                                                                                                                                                                                                                                                                             SELLER - GENERAL                                                                                                                                                                   estimate of charges and terms for all other settlement charges.                              initial loan  application date 08/XX/2015.                                                              REVIEWER - GENERAL COMMENT (2022/XX/15): We cannot regrade based on             Decreasing monthly housing expense  2- Low housing ratio  3- Employment stability  4-
                                                                                                                                                                                                                                                                                                                                                                             COMMENT                                                                                                                                                                            [2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of         Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided     compensating factors.  Please provide designation for re-testing.               Excellent mortgage payment history  5- Other real estate owned
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/28): Unable                                                                                                                                                               Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days   Within 3 Business Days of Application: Disclosure was provided on 09/XX/2015 not within 3 business days SELLER - GENERAL COMMENT (2022/XX/16): See attached XXX Feedback Cert
                                                                                                                                                                                                                                                                                                                                                                             to procure.                                                                                                                                                                        of Application Date.                                                                         of initial loan  application date 08/XX/2015.                                                                                                                                           GENERAL COMMENT (2022/XX/14): XXX Feedback Certificate (AUS), Underwriter Decision
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL                                                                                                                                                                 [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not   Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business     ATR adequately supported. Compensating factors  1- Decreasing monthly housing   Summary & Income Analysis attached.
                                                                                                                                                                                                                                                                                                                                                                             COMMENT                                                                                                                                                                            Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not      Days of Application: Disclosure was provided on 09/XX/2015 not within 3 business days of initial loan   expense  2- Low housing ratio  3- Good Residual Income  4- Excellent mortgage
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/29): Client                                                                                                                                                               provide Affiliated Business Arrangement Disclosure to applicant within three (3) business    application date 08/XX/2015.                                                                            payment history  5- Equity in Other Real Estate Owned                           ATR adequately supported. Compensating factors  1- Excellent mortgage history  2-
                                                                                                                                                                                                                                                                                                                                                                             agrees with                                                                                                                                                                        days of application.                                                                         Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3  REVIEWER - GENERAL COMMENT (2022/XX/16): Duplicate documentation received. We   Decreasing housing expense  3- Low housing ratio  4- Satisfactory homeownership
                                                                                                                                                                                                                                                                                                                                                                             exception.                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations   Business Days of Application: Disclosure was provided on 09/XX/2015 not within 3 business days of       can't downgrade this loan designation exception. Please provide a loan          experience  5- Potential for increased earnings
                                                                                                                                                                                                                                                                                                                                                                             SELLER - GENERAL                                                                                                                                                                   Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): initial loan  application date 08/XX/2015.                                                              designation so that we can restate and re-review. Exception remains.
                                                                                                                                                                                                                                                                                                                                                                             COMMENT                                                                                                                                                                            List of Homeownership Counseling Organizations not provided to applicant within three (3)    Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided        REVIEWER - GENERAL COMMENT (2022/XX/19): EXCEPTION HISTORY - Exception Detail   GENERAL COMMENT (2022/XX/16): Agree: DTI exceeds 2015 maximum of 43%. XXX made
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/28): ATR                                                                                                                                                                  business days of application.                                                                Timely: Evidence the disclosure was provided to the Borrower within three days of application is        was updated on 12/XX/2022 PRIOR Exception Detail: Ability to Repay / Qualified  reasonable decision to consider loan with DTI 43.53% as QM compliant. Unable to
                                                                                                                                                                                                                                                                                                                                                                             adequately                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within missing.                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan      remediate.
                                                                                                                                                                                                                                                                                                                                                                             supported.                                                                                                                                                                         3 Business Days of Application: RESPA Disclosure Rule:  HUD Settlement Cost Booklet not      Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Initial tested as Non-QM.  Due Diligence Loan Designation is ATR Risk.
                                                                                                                                                                                                                                                                                                                                                                             Compensating factors                                                                                                                                                               provided to applicant within three (3) business days of application.                         TIL dated 09/XX/2015 was not provided within 3 business days of initial loan  application date          SELLER - GENERAL COMMENT (2022/XX/05): ATR adequately supported. Compensating   GENERAL COMMENT (2022/XX/16): See attached XXX Feedback Cert
                                                                                                                                                                                                                                                                                                                                                                             1- Excellent                                                                                                                                                                       [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not     08/XX/2015.                                                                                             factors  1- Decreasing monthly housing expense  2- Low housing ratio  3-
                                                                                                                                                                                                                                                                                                                                                                             mortgage history  2-                                                                                                                                                               Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor                                                                                                            Employment stability  4- Excellent mortgage payment history  5- Other real      ATR adequately supported. Compensating factors  1- Decreasing monthly housing expense
                                                                                                                                                                                                                                                                                                                                                                             Equity in other REO                                                                                                                                                                did not provide Servicing Disclosure Statement to applicant within three (3) business days                                                                                                           estate owned                                                                    2- Low housing ratio  3- Good Residual Income  4- Excellent mortgage payment history
                                                                                                                                                                                                                                                                                                                                                                             3- Primary housing                                                                                                                                                                 of application.                                                                                                                                                                                      REVIEWER - GENERAL COMMENT (2022/XX/09): VA required disclosures are missing.   5- Equity in Other Real Estate Owned
                                                                                                                                                                                                                                                                                                                                                                             expenses decreasing                                                                                                                                                                [2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not                                                                                                          SELLER - GENERAL COMMENT (2022/XX/16): Agree: DTI exceeds 2015 maximum of 43%.
                                                                                                                                                                                                                                                                                                                                                                             4- Low housing ratio                                                                                                                                                               Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to                                                                                                          XXX made reasonable decision to consider loan with DTI 43.53% as QM compliant.
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL                                                                                                                                                                 Receive a Copy" appraisal disclosure to applicant within three (3) business days of                                                                                                                  Unable to remediate.
                                                                                                                                                                                                                                                                                                                                                                             COMMENT                                                                                                                                                                            application or determination of first lien status.                                                                                                                                                   REVIEWER - GENERAL COMMENT (2022/XX/16): Duplicate documentation received. VA
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/28): HUD-1                                                                                                                                                                [2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of                                                                                                               required disclosures are missing. Exception remains.
                                                                                                                                                                                                                                                                                                                                                                             and Form 26-1802a VA                                                                                                                                                               Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within
                                                                                                                                                                                                                                                                                                                                                                             funding fee 1,978.00                                                                                                                                                               three (3) business days of the creditor application date.
243186225 XXX       $XXX      VA    7/XX/2015  5/XX/2015    Primary    Purchase               Non QM       3        C        C        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                    REVIEWER - GENERAL                                                                                                     3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Missing Compliance Report to determine Originator                                                                                   GENERAL COMMENT (2022/XX/05): Cert Attached                                                                     TILA ATR/QM
                                                                                                                                                                                                 provided                                                                                                                                                                    COMMENT                                                                                                                                                                            Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Loan Designation.
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/02): Per                                                                                                                                                                  Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - (Missing Data) Last Rate Set Date: Rate Lock date missing from file.
                                                                                                                                                                                                                                                                                                                                                                             Seller's comment-                                                                                                                                                                  [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: GFE does
                                                                                                                                                                                                                                                                                                                                                                             Cert Attached                                                                                                                                                                      [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   not provide minimum ten business day availability for estimate of charges and terms.
                                                                                                                                                                                                                                                                                                                                                                             SELLER - GENERAL                                                                                                                                                                   Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and      Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Initial
                                                                                                                                                                                                                                                                                                                                                                             COMMENT                                                                                                                                                                            Transaction Date used to determine rate used for testing.                                    GFE was  not provided to Borrowers within three business days of Application Date.
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/05): Cert                                                                                                                                                                 [2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within
                                                                                                                                                                                                                                                                                                                                                                             Attached                                                                                                                                                                           Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for     3 Business Days of Application: Borrower was not  provided with  Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL                                                                                                                                                                 estimate of charges and terms for all other settlement charges.                              Disclosure  within three business days of application.
                                                                                                                                                                                                                                                                                                                                                                             COMMENT                                                                                                                                                                            [2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of         Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/05): The MI                                                                                                                                                               Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days   Within 3 Business Days of Application: Borrower was not  provided with List of Homeownership Counseling
                                                                                                                                                                                                                                                                                                                                                                             certificate was                                                                                                                                                                    of Application Date.                                                                         Organizations within three business days of application.
                                                                                                                                                                                                                                                                                                                                                                             provided evidencing                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not   Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: Borrower was not
                                                                                                                                                                                                                                                                                                                                                                             MI insurance is in                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not      provided with HUD Settlement Cost Booklet.
                                                                                                                                                                                                                                                                                                                                                                             place at origination                                                                                                                                                               provide Affiliated Business Arrangement Disclosure to applicant within three (3) business    Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3
                                                                                                                                                                                                                                                                                                                                                                             however the monthly                                                                                                                                                                days of application.                                                                         Business Days of Application: Borrower was not  provided with  Servicing Disclosure Statement within
                                                                                                                                                                                                                                                                                                                                                                             premium is not                                                                                                                                                                     [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations   three business days of application
                                                                                                                                                                                                                                                                                                                                                                             outlined on the                                                                                                                                                                    Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: Borrower
                                                                                                                                                                                                                                                                                                                                                                             certificate. The                                                                                                                                                                   List of Homeownership Counseling Organizations not provided to applicant within three (3)    was not  provided with Right to Receive a Copy appraisal disclosure
                                                                                                                                                                                                                                                                                                                                                                             premium amount                                                                                                                                                                     business days of application.                                                                Federal Compliance - Final TIL Finance Charge Under Disclosed: Calculated Finance Charge is
                                                                                                                                                                                                                                                                                                                                                                             appears on the first                                                                                                                                                               [2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA      $238,793.10. Finance Charge disclosed on Final Truth In Lending $237,313.10.
                                                                                                                                                                                                                                                                                                                                                                             payment letter, 1008                                                                                                                                                               Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.                       Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application:
                                                                                                                                                                                                                                                                                                                                                                             and/or CD and                                                                                                                                                                      [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not     Borrower was not  provided with Initial TIL within three business days of the application date.
                                                                                                                                                                                                                                                                                                                                                                             matches the amount                                                                                                                                                                 Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                                                                                                                             calculated from the                                                                                                                                                                did not provide Servicing Disclosure Statement to applicant within three (3) business days
                                                                                                                                                                                                                                                                                                                                                                             rates on the                                                                                                                                                                       of application.
                                                                                                                                                                                                                                                                                                                                                                             certificate.                                                                                                                                                                       [2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $237,313.10 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $238,793.10 in the amount of $1,480.00.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
243089208 XXX       $XXX      NY    1/XX/2016  9/XX/2015    Primary    Purchase               Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: An Originatior Loan Designation not provided by                                                                                                                                                                                                     TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Seller.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    State Compliance - New York Late Charge Percent Testing: Disclosed late charge exceeds the state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               allowable percentage.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: An insufficient cure was disclosed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10%        (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                tolerance violation without  evidence of sufficient cure provided.                           terms for all other settlement charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Evidence
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for     GFE  was provided to Borrower within three days of application is missing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                estimate of charges and terms for all other settlement charges.                              Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: The interest rate disclosed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of         the final GFE does not match the actual interest rate payment.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days   Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: The PITI payment disclosed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                of Application Date.                                                                         the final GFE does not match the actual PITI payment.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010):      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Interest Rate on GFE does not match Note.                                                    3 Business Days of Application: Evidence disclosure was provided to Borrower within three days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010):    application is missing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Initial payment on GFE does not match actual payment on loan.                                Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not   Within 3 Business Days of Application: Initial Application was Not Provided.  List of Homeownership
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not      Counseling Organizations  Dated 10/XX/2015.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business    Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                days of application.                                                                         Business Days of Application: Initial Application was Not Provided.  Servicing Disclosure Dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations   10/XX/2015.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                List of Homeownership Counseling Organizations not provided to applicant within three (3)    Timely: Evidence disclosure was provided to Borrower within three days of application is missing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days of application.                                                                Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA      Evidence disclosure was provided to Borrower within three days of application is missing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
243348054 XXX       $XXX      NY    1/XX/2017  11/XX/2016   Primary    Purchase               Safe Harbor  3        C        C        B        B                                                 [3] Mortgage / Program Eligibility - AUS Findings: Combined High loan to value           Lender used the higher value of $XXX in determine the combined loan to value.      SELLER - GENERAL                                                                                                       3           C           C           B           B           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Due Diligence Loan Designation is Safe Harbor                                                                                   GENERAL COMMENT (2022/XX/05): MI was cancelled effective 7/XX/2017                                              TILA ATR/QM
                                                                                              QM                                                                                                 discrepancy.: Calculated high loan to value percentage of 100.95957% exceeds AUS high    Review Combined High Loan to Value based on the loan amount of $XXX and the        COMMENT                                                                                                                                                                            2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    QM because of missing documentation. (see additional exceptions)
                                                                                                                                                                                                 loan to value percentage of 90.00000%                                                    purchase price of $XXX. Loan had renovation costs which were not included in the   (2022/XX/05): MI was                                                                                                                                                               Due Diligence Loan Designation of Safe Harbor QM.                                            State Compliance - New York Late Charge Percent Testing: Note late charge percent of 5.00000% exceeds
                                                                                                                                                                                                 [3] Mortgage / Program Eligibility - AUS Findings: Combined loan to value discrepancy.:  contract purchase price.                                                           cancelled effective                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late the state maximum of 2%.
                                                                                                                                                                                                 Calculated combined loan to value percentage of 100.95957% exceeds AUS combined loan to  Lender used the higher value of $XXX in determine the combined loan to value.      7/XX/2017                                                                                                                                                                          charge percent of 5.00000% exceeds the state maximum of 2%.                                  Federal Compliance - (Missing Data) Last Rate Set Date: Please provide all Rate Locks.
                                                                                                                                                                                                 value percentage of 90.00000%.                                                           Review Combined Loan to Value based on the loan amount of $XXX and the purchase    REVIEWER - GENERAL                                                                                                                                                                 [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within
                                                                                                                                                                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Loan to value discrepancy.: price of $XXX. Loan had renovation costs which were not included in the contract   COMMENT                                                                                                                                                                            Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and      3 Business Days of Application: Provide evidence the borrower received the disclosure no more than 3
                                                                                                                                                                                                 Calculated loan to value percentage of 100.95957% exceeds AUS loan to value percentage   purchase price.                                                                    (2022/XX/06):                                                                                                                                                                      Transaction Date used to determine rate used for testing.                                    days after the application date.
                                                                                                                                                                                                 of 90.00000%.                                                                            Lender used the higher value of $XXX in determine the loan to value. Review Loan   Mortgage Insurance                                                                                                                                                                 [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not   Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided
                                                                                                                                                                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    to Value based on the loan amount of $XXX and the purchase price of $XXX. Loan had cancelled                                                                                                                                                                          Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not      Within 3 Business Days of Application: Provide evidence the borrower received the disclosure no more
                                                                                                                                                                                                 were not met                                                                             renovation costs which were not included in the contract purchase price.           07/XX/2017, however                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business    than 3 days after the application date.
                                                                                                                                                                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not Mortgage Insurance Certificate missing from the loan file.                         Certificate from                                                                                                                                                                   days of application.                                                                         Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: Provide evidence the borrower received
                                                                                                                                                                                                 provided                                                                                 Mortgage Insurance Certificate missing from the loan file.                         origination missing                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations   the disclosure no more than 3 days after the application date.
                                                                                                                                                                                                                                                                                                                                                                             from the loan file.                                                                                                                                                                Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Mortgage Insurance is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                List of Homeownership Counseling Organizations not provided to applicant within three (3)    missing from the loan file. Unable to verify payment stream difference.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days of application.                                                                Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not       Payments: Mortgage Insurance is missing from the loan file. Unable to verify payment stream difference.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                evidence the consumer was provided with the right to receive a copy of the Appraisal         Federal Compliance - TRID Loan Estimate Timing: Updated Per Document
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure within 3 days of the loan application date.                                       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee Amount
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment:           of $29.88 exceeds tolerance of $15.00
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on  Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee Amount
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                01/XX/2017 disclosed a mortgage insurance payment for payment stream 1 that does not match   of $290.26 exceeds tolerance of $0.00.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                the actual payment for the loan. (ProjSeq:1/2070208)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure provided on 01/XX/2017 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2070209)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/12/XX/2016)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Report Fee.  Fee Amount of $29.88 exceeds tolerance of $15.00.  Insufficient or no cure was provided to the borrower. (7520)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Discount Points.  Fee Amount of $290.26 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
243093738 XXX       $XXX      CT    2/XX/2017  12/XX/2016   Primary    Purchase               Non QM       3        C        C        C        C                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    File is missing a copy of the Mortgage Insurance Cert.                             SELLER - GENERAL                                                       [3] Appraisal    File is missing                3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: AUS required mortgage insurance is missing      SELLER - GENERAL COMMENT (2022/XX/05): Agree: Loan is Higher Priced Mortgage    GENERAL COMMENT (2022/XX/05): Agree: Loan is Higher Priced Mortgage based on Final APR                          TILA ATR/QM
                                                                                                                                                                                                 were not met                                                                             File is missing a copy of the Mortgage Insurance Certificate.                      COMMENT                                                                Documentation -  a copy of the                                                                              2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    which resulted in a Due Diligence Loan which resulted in a Due Diligence Loan Designation of Non QM.    based on Final APR exceeding allowable threshold of APOR + 1.5%. Loan           exceeding allowable threshold of APOR + 1.5%. Loan originated more than three years
                                                                                                                                                                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                    (2022/XX/05): MI was                                                   Missing          442 -                                                                                      Due Diligence Loan Designation of Non QM.                                                    Federal Compliance - Sole Proprietorship Income Documentation Test: File is missing a copy of the 2016  originated more than three years ago. Unable to remediate.                      ago. Unable to remediate.
                                                                                                                                                                                                 provided                                                                                                                                                                    cancelled effective                                                    Document:        Completion                                                                                 [3] Federal Compliance - Sole Proprietorship Income Documentation Test: Qualified Mortgage   Personal Tax Returns signed and dated by the borrower or a request for an extension to file the tax     REVIEWER - GENERAL COMMENT (2022/XX/12): Seller agreed with exception.
                                                                                                                                                                                                                                                                                                                                                                             05/XX/2019                                                             Appraisal was    Report to                                                                                  (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship).  returns.                                                                                                SELLER - GENERAL COMMENT (2022/XX/05): Agree: Loan is Higher Priced Mortgage    GENERAL COMMENT (2022/XX/05): Agree: Loan is Higher Priced Mortgage based on Final APR
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL                                                     made "subject    verify the                                                                                 (XXX XXX/Schedule C)                                                                         Federal Compliance - Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on       based on Final APR exceeding allowable threshold of APOR + 1.5%. Loan           exceeding allowable threshold of APOR + 1.5%. Loan originated more than three years
                                                                                                                                                                                                                                                                                                                                                                             COMMENT                                                                to" and Form     subject                                                                                    [2] Federal Compliance - Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage     subject loan of 5.10280% or Final Disclosure APR of 5.87000% is in excess of allowable threshold of     originated more than three years ago. Unable to remediate.                      ago. Unable to remediate.
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/06):                                                          1004D/442 was    property met                                                                               Loan: APR on subject loan of 5.10280% or Final Disclosure APR of 5.87000% is in excess of    APOR 4.13% + 1.5%, or 5.63000%.  Non-Compliant Higher Priced Mortgage Loan.                             REVIEWER - GENERAL COMMENT (2022/XX/12): Seller agreed with exception.
                                                                                                                                                                                                                                                                                                                                                                             Mortgage Insurance                                                     not provided.:   the terms of                                                                               allowable threshold of APOR 4.13% + 1.5%, or 5.63000%.  Non-Compliant Higher Priced Mortgage Federal Compliance - (Missing Data) Last Rate Set Date: File is missing a copy of the Rate Lock         REVIEWER - CURED COMMENT (2022/XX/11): Sufficient Cure Provided At Closing      GENERAL COMMENT (2022/XX/05): MI was cancelled effective 05/XX/2019
                                                                                                                                                                                                                                                                                                                                                                             cancelled                                                              Valuation Type:  the appraiser.                                                                             Loan.                                                                                        Agreement provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                             05/XX/2019, however                                                    Appraisal /      File is missing                                                                            [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Flipped Property - Did
                                                                                                                                                                                                                                                                                                                                                                             Certificate from                                                       Valuation Report a copy of the                                                                              Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and      Not Obtain 2 Appraisals): File only contains one appraisal report dated 1/XX/2017. Second valuation is
                                                                                                                                                                                                                                                                                                                                                                             origination missing                                                    Date: 01/XX/2017 442 -                                                                                      Transaction Date used to determine rate used for testing.                                    missing from the file.
                                                                                                                                                                                                                                                                                                                                                                             from the loan file.                                                    [3] Appraisal    Completion                                                                                 [2] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Flipped   Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: File is missing a copy
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Documentation -  Report to                                                                                  Property - Did Not Obtain 2 Appraisals): TILA HPML Appraisal Rule  (Dodd-Frank 2014):        of the Mortgage Insurance Certificate.
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Missing          verify the                                                                                 Flipped Property - Creditor did not obtain two (2) written appraisals.                       Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Document:        subject                                                                                    [2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment:           Payments: System calculated P&I payment on the Note screen of $1,507.00 does not match the Note P&I
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Appraisal was    property met                                                                               TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on  payment of $1,507.01.
                                                                                                                                                                                                                                                                                                                                                                                                                                                    made "subject    the terms of                                                                               02/XX/2017 disclosed a mortgage insurance payment for payment stream 1 that does not match   Federal Compliance - TRID Loan Estimate Issue Date Not Provided: The Loan Estimate signed on 1/XX/2017
                                                                                                                                                                                                                                                                                                                                                                                                                                                    to" and Form     the appraiser.                                                                             the actual payment for the loan. (ProjSeq:1/2063252)                                         did not disclose an Issue Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                    1004D/442 was                                                                                               [2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate  Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                    not provided.                                                                                               Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing    Sufficient cure was provided at closing in the to cover the Ten Percent Fee Tolerance amount totaling
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure provided on 02/XX/2017 disclosed a periodic principal and interest payment for    $123.20
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2063253)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Loan Estimate Issue Date Not Provided: TILA-RESPA Integrated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure: Loan Estimate estimated to be provided on 01/XX/2017 did not disclose the actual
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (Interim/01/XX/2017)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $418.00 exceeds tolerance of $268.00 plus 10% or $294.80.  Sufficient or excess cure was provided to the borrower at Closing. (0)
243723533 XXX       $XXX      AR    5/XX/2017  3/XX/2017    Investment Refinance Cash-out -   N/A          2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FNMA Points and Fees: FNMA Points and Fees on subject loan of       Federal Compliance - FNMA Points and Fees: FNMA Points and Fees on subject loan of 5.77686% is in                                                                                                                                                                                                       -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    5.77686% is in excess of the allowable maximum of the greater of 5.00000% of the Original    excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Loan Amount and $1000.00 (2017). FNMA Finance Charge total $XXX on a Original Loan Amount of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $XXX vs. an allowable total of $XXX and $1000.00 (2017) (an overage of $XXX or .77686%).
243638353 XXX       $XXX      OK    5/XX/2017  3/XX/2017    Primary    Purchase               Non QM       3        C        C        B        B                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    Missing MI Certificate is missing.                                                 SELLER - GENERAL                                                                                                       3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: An Originatior Loan Designation was not provided by                                                                                 GENERAL COMMENT (2022/XX/05): Cert Attached                                                                     TILA ATR/QM
                                                                                                                                                                                                 were not met                                                                                                                                                                COMMENT                                                                                                                                                                            Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Seller.
                                                                                                                                                                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                    (2022/XX/05): Cert                                                                                                                                                                 Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: The amount disclosed on the
                                                                                                                                                                                                 provided                                                                                                                                                                    Attached                                                                                                                                                                           [2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA:        initial escrow account disclosure is $632.53 which doesn't match the final CD amount of $843.36.
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL                                                                                                                                                                 Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                             COMMENT
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/05): The MI
                                                                                                                                                                                                                                                                                                                                                                             certificate was
                                                                                                                                                                                                                                                                                                                                                                             provided evidencing
                                                                                                                                                                                                                                                                                                                                                                             MI insurance is in
                                                                                                                                                                                                                                                                                                                                                                             place at origination
                                                                                                                                                                                                                                                                                                                                                                             however the monthly
                                                                                                                                                                                                                                                                                                                                                                             premium is not
                                                                                                                                                                                                                                                                                                                                                                             outlined on the
                                                                                                                                                                                                                                                                                                                                                                             certificate. The
                                                                                                                                                                                                                                                                                                                                                                             premium amount
                                                                                                                                                                                                                                                                                                                                                                             appears on the first
                                                                                                                                                                                                                                                                                                                                                                             payment letter, 1008
                                                                                                                                                                                                                                                                                                                                                                             and/or CD and
                                                                                                                                                                                                                                                                                                                                                                             matches the amount
                                                                                                                                                                                                                                                                                                                                                                             calculated from the
                                                                                                                                                                                                                                                                                                                                                                             rates on the
                                                                                                                                                                                                                                                                                                                                                                             certificate.
243805923 XXX       $XXX      TX    5/XX/2017  3/XX/2017    Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Number of units             AUS reflects 1 unit.  The Appraisal reflects 2 units.                                                                                                                                                     3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Guideline was not provided in file for review.                                                                                                                                                                                                      TILA ATR/QM
                                                                       Home Improvement                                                                                                          discrepancy.: Appraisal number of units of 3 does not match AUS number of units of 1.    Title commitment confirms property is in a PUD. Property is also a 3 unit dwelling                                                                                                                                                                                    Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Unable to determine loan designation.
                                                                                                                                                                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Property type discrepancy.: which is not reflected on the AUS dated 5/4/17 at 1:18 PM.                                                                                                                                                                                                            Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within
                                                                                                                                                                                                 Appraisal property type of 3 Family does not match AUS property type of PUD.                                                                                                                                                                                                                                                                                   [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not   3 Business Days of Application: Document was provided and signed at closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not      Federal Compliance - TRID Interim Closing Disclosure Timing Test: Document was provided and signed at
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business    closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                days of application.                                                                         Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Fees
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated  increased at final Cd with no valid change of circumstance provided for the increase.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure   Corrected Closing Disclosure provided on or after 05/XX/2017 contains a change  Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                in APR and was not received by borrower at least three (3) business days prior to            Re-inspection fee increased from $0.00 to $145.00 at final closing with no valid change of circumstance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                consummation                                                                                 provided for the increase.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,446.78 exceeds tolerance of $1,931.00 plus 10% or $2,124.10.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Re-Inspection Fee.  Fee Amount of $145.00 exceeds tolerance of $0.00.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Insufficient or no cure was provided to the borrower. (75103)
243739693 XXX       $XXX      PA    6/XX/2017  3/XX/2017    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is      Provide updated coverage or a replacement cost estimator to verify current         SELLER - GENERAL                                                       [3] Appraisal    Missing final                  3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Unable to determine the loan designation.                                                                                           GENERAL COMMENT (2022/XX/05): MI was cancelled effective 05/XX/2018                                             TILA ATR/QM
                                                                                                                                                                                                 insufficient.                                                                            coverage is sufficient.                                                            COMMENT                                                                Documentation -  442 inspection                                                                             Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Missing evidence of earlier
                                                                                                                                                                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not File is missing a copy of the Mortgage Insurance Certificate.                      (2022/XX/05): MI was                                                   Missing          for appraisal                                                                              Due Diligence Loan Designation is Non QM.                                                    receipt.
                                                                                                                                                                                                 provided                                                                                                                                                                    cancelled effective                                                    Document:        marked "subject                                                                            [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                             05/XX/2018                                                             Appraisal was    to repairs".                                                                               Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL                                                     made "subject                                                                                               business days prior to closing. (Initial/06/XX/2017)
                                                                                                                                                                                                                                                                                                                                                                             COMMENT                                                                to" and Form
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/06):                                                          1004D/442 was
                                                                                                                                                                                                                                                                                                                                                                             Mortgage Insurance                                                     not provided.:
                                                                                                                                                                                                                                                                                                                                                                             cancelled                                                              Valuation Type:
                                                                                                                                                                                                                                                                                                                                                                             05/XX/2018, however                                                    Appraisal /
                                                                                                                                                                                                                                                                                                                                                                             Certificate from                                                       Valuation Report
                                                                                                                                                                                                                                                                                                                                                                             origination missing                                                    Date: 05/XX/2017
                                                                                                                                                                                                                                                                                                                                                                             from the loan file.
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL
                                                                                                                                                                                                                                                                                                                                                                             COMMENT
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/07):
                                                                                                                                                                                                                                                                                                                                                                             Exception remains.
                                                                                                                                                                                                                                                                                                                                                                             Mortgage Insurance
                                                                                                                                                                                                                                                                                                                                                                             Certificate issued
                                                                                                                                                                                                                                                                                                                                                                             at the time of the
                                                                                                                                                                                                                                                                                                                                                                             origination.
243197428 XXX       $XXX      MD    9/XX/2017  6/XX/2017    Primary    Purchase               Safe Harbor  3        C        C        B        B                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    Loan Application and Second lien Note missing from the loan file.                                                                                                                                         3           C           C           B           B           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: At review, the loan has a Loan Designation of   REVIEWER - CURED COMMENT (2022/XX/16): Sufficient Cure Provided At Closing                                                                                                                      TILA ATR/QM
                                                                                              QM                                                                                                 were not met                                                                             Please provide the Note for the Down Payment Assistance.                                                                                                                                                                                                              2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    Safe Harbor QM.
                                                                                                                                                                                                 [3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not                                                                                                                                                                                                                                                                             Due Diligence Loan Designation of Safe Harbor QM.                                            Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs
                                                                                                                                                                                                 provided                                                                                                                                                                                                                                                                                                                                                       [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               over Year 1 - Pre October 2018: Escrow property costs over year 1 of $5,173.44 on page 4 used $345.79
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed   for the tax obligation, however at review, taxes were determined to be $347.45/mo per the next tax
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Property Costs over Year 1 - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan       bill. Amount of Escrowed Property Costs over Year 1 should have been $5,193.36. Please provide correct
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosures: Amount of Escrowed Property Costs over Year 1 of 5,173.44 on Final Closing      Closing Disclosure and evidence it was sent to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure provided on 09/XX/2017 not accurate. (Final/09/XX/2017)                           Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Escrow
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under        payment for payment stream 2 used $345.79 for the tax obligation, however at review, taxes were
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure   determined to be $347.45/mo per the next tax bill. Taxes and insurance estimated escrow should be provided on 09/XX/2017 disclosed an escrow payment for payment stream 2 that does not match  $432.78. Please provide correct Closing Disclosure and evidence it was sent to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                the actual payment for the loan. (ProjSeq:2/2063305)                                         Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Escrow
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under        payment for payment stream 1 used $345.79 for the tax obligation, however at review, taxes were
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure   determined to be $347.45/mo per the next tax bill. Taxes and insurance estimated escrow should be provided on 09/XX/2017 disclosed an escrow payment for payment stream 1 that does not match  $432.78. Please provide correct Closing Disclosure and evidence it was sent to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                the actual payment for the loan. (ProjSeq:1/2063304)                                         Federal Compliance - TRID Interim Closing Disclosure Timing Test: Closing Disclosure with an APR change
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated  was not provided at least 3 business days prior to closing date of 09/XX/2017.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure   Corrected Closing Disclosure provided on or after 09/XX/2017 contains a change  Federal Compliance - TRID Lender Credit Tolerance Violation: Provide Valid Change of Circumstance with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                in APR and was not received by borrower at least three (3) business days prior to            evidence to support the change, for the decrease in the Lender Credits, or cure to the borrower with a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                consummation                                                                                 Post Close Closing Disclosure and evidence it was sent to the borrower with an explanation of changes.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated       Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of       Overdisclosed: Monthly Escrow Payment used $345.79 for the tax obligation, however at review, taxes
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $-387.00  is less than amount of binding Lender Credit previously disclosed in the amount of were determined to be $347.45/mo per the next tax bill. Taxes and insurance Monthly Escrow Payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $-4,001.00. (9300)                                                                           should be $432.78. Please provide correct Closing Disclosure and evidence it was sent to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Payment Overdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure provided on 09/XX/2017 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/09/XX/2017)
243300432 XXX       $XXX      FL    11/XX/2017 10/XX/2017   Primary    Purchase               Temporary    1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                                              SHQM
                                                                                              (GSE/Agency
                                                                                              Eligible)
243338219 XXX       $XXX      NY    1/XX/2018  10/XX/2017   Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                   Missing MI certificate.                                                            SELLER - GENERAL                                                                                                       2           B           B           B           B           [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late State Compliance - New York Late Charge Percent Testing: Note late charge percent of 5.00000% exceeds                                                                                   GENERAL COMMENT (2022/XX/05): Cert Attached                                                                     -
                                                                                              SHQM                                                                                               [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                    COMMENT                                                                                                                                                                            charge percent of 5.00000% exceeds the state maximum of 2%.                                  the state maximum of 2%.
                                                                                              (GSE/Agency                                                                                        provided                                                                                                                                                                    (2022/XX/05): Cert
                                                                                              Eligible)                                                                                                                                                                                                                                                                      Attached
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL
                                                                                                                                                                                                                                                                                                                                                                             COMMENT
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/05): The MI
                                                                                                                                                                                                                                                                                                                                                                             certificate was
                                                                                                                                                                                                                                                                                                                                                                             provided evidencing
                                                                                                                                                                                                                                                                                                                                                                             MI insurance is in
                                                                                                                                                                                                                                                                                                                                                                             place at origination
                                                                                                                                                                                                                                                                                                                                                                             however the monthly
                                                                                                                                                                                                                                                                                                                                                                             premium is not
                                                                                                                                                                                                                                                                                                                                                                             outlined on the
                                                                                                                                                                                                                                                                                                                                                                             certificate. The
                                                                                                                                                                                                                                                                                                                                                                             premium amount
                                                                                                                                                                                                                                                                                                                                                                             appears on the first
                                                                                                                                                                                                                                                                                                                                                                             payment letter, 1008
                                                                                                                                                                                                                                                                                                                                                                             and/or CD and
                                                                                                                                                                                                                                                                                                                                                                             matches the amount
                                                                                                                                                                                                                                                                                                                                                                             calculated fro
243698227 XXX       $XXX      NY    1/XX/2021  5/XX/2020    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               State Compliance - New York Late Charge Percent Testing: New York late charge of 5% that exceeds state                                                                                                                                                                                                  -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late minimum correctly captured as per note document in file.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       charge percent of 5.00000% exceeds the state maximum of 2%.                                  Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Date of 1/XX/2021
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date:    was correctly captured as on right of rescission timing document in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to conclusively determine date of consummation. Note date used as transaction date    Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: The amount
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                for purposes of determining compliance with rescission timing requirements                   of non-escrowed property cost over year 1 of $20,063.69 captured on page 4 of closing disclosure is 12
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1    times more than the amount of $1,837.39 shown on page 1 of the closing disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property   Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: A cure was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Costs over Year 1 of 20,063.69 on Final Closing Disclosure provided on 01/XX/2021 not        not disclosed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                accurate. (Final/01/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lock Fee.  Fee Amount of $490.64 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7335)
243540600 XXX       $XXX      NY    9/XX/2020  5/XX/2020    Primary    Refinance Rate/Term    Non QM       2        B        B        B        B                                                 [3] Income Documentation - Verification(s) of employment is not within 10 business days  This file was missing a copy of VVOE.  Per guidelines, Verbal Verification of                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Points and Fees on subject loan of 3.64255%                                                                                                                                                                                                  -
                                                                                                                                                                                                 of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start  Employment VVOE completed within 10 business days of closing must be provided.                                                                                                                                                                                        Fees Test.  Points and Fees on subject loan of XXX% is in excess of the investor allowable   is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and
                                                                                                                                                                                                 Date: 09/XX/2014                                                                                                                                                                                                                                                                                                                                               maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a       Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an investor allowable total of $XXX (an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Federal Total Loan Amount of $XXX vs. an investor allowable total of $XXX (an overage of     overage of $XXX or XXX%).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $XXX or XXX%).                                                                               State Compliance - New York Late Charge Percent Testing: Note late charge percent of 5.00000% exceeds
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   borrower receipt was not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/09/XX/2020)
243621320 XXX       $XXX      CA    7/XX/2020  5/XX/2020    Primary    Purchase               Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Guideline was not provided for review. Unable to                                                                                                                                                                                                    TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. determine loan designation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations   Within 3 Business Days of Application: Document was provided and signed on 07/XX/2020.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: Document was provided and signed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                List of Homeownership Counseling Organizations not provided to applicant within three (3)    07/XX/2020.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days of application.                                                                Federal Compliance - TRID Loan Estimate Timing: Document was not signed and dated. Signature date is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not       system generated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                evidence the consumer was provided with the right to receive a copy of the Appraisal
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure within 3 days of the loan application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/07/XX/2020)
243005469 XXX       $XXX      IN    8/XX/2020  5/XX/2020    Primary    Refinance Rate/Term    Temporary    1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                                              SHQM
                                                                                              (GSE/Agency
                                                                                              Eligible)
243001463 XXX       $XXX      NY    7/XX/2020  5/XX/2020    Primary    Purchase               Safe Harbor  3        C        C        B        B                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    Please provide initial signed and dated Loan Application.                                                                                                                                                 3           C           C           B           B           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Due Diligence Loan Designation is Safe Harbor                                                                                                                                                                                                   TILA ATR/QM
                                                                                              QM                                                                                                 were not met                                                                                                                                                                                                                                                                                                                                                   2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    QM because of missing documentation. (see additional exceptions)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation of Safe Harbor QM.                                            Application / Processing - Missing Document: Missing Lender's Initial 1003: File was missing a copy of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               the Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late State Compliance - New York Late Charge Percent Testing: Late Charge exceeds allowable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Provide evidence the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   borrower was provided with the Initial Closing Disclosure at least [3] business days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Total
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/07/XX/2020)                                         amount of $451.00 exceeds tolerance of $254.00 plus 10% or $279.40. No Change of Circumstance provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee Amount
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $8,416.20 exceeds tolerance of $2,310.00. No Change of Circumstance provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                of $3,358.34 exceeds tolerance of $254.00 plus 10% or $279.40.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Tax.  Fee Amount of $8,416.20 exceeds tolerance of $2,310.00.  Insufficient or no cure was provided to the borrower. (8304)
243227149 XXX       $XXX      IA    9/XX/2020  5/XX/2020    Second     Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not New policy date 01/XX/2020 to 01/XX/2021, laps in coverage                         SELLER - GENERAL                                                                                                       3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: An Originatior Loan Designation was not provided by                                                                                 GENERAL COMMENT (2022/XX/05): Cert Attached                                                                     TILA ATR/QM
                                                            Home                                                                                                                                 provided                                                                                                                                                                    COMMENT                                                                                                                                                                            Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Seller.
                                                                                                                                                                                                 [2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note                                                                                         (2022/XX/05): Cert                                                                                                                                                                 Due Diligence Loan Designation is Non QM.                                                     However, the final AUS provided 09/XX/2020 indicated Approved/Eligible
                                                                                                                                                                                                 Date.: Hazard Insurance Policy Expiration Date 08/XX/2020, Note Date 09/XX/2020                                                                                             Attached                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   Federal Compliance - (Missing Data) Last Rate Set Date: The Final Rate Lock disclosure dated
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL                                                                                                                                                                 Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and      09/XX/2020, Initial Rate Lock Disclosure  dated 07/XX/2020. loan closed. Loan closed 09/XX/2020
                                                                                                                                                                                                                                                                                                                                                                             COMMENT                                                                                                                                                                            Transaction Date used to determine rate used for testing.                                    Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Verified final CD dated
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/05): The MI                                                                                                                                                               [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   09/XX/2020 was provided to the borrower 09/XX/2020 signed and dated
                                                                                                                                                                                                                                                                                                                                                                             certificate was                                                                                                                                                                    Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Borrower
                                                                                                                                                                                                                                                                                                                                                                             provided evidencing                                                                                                                                                                business days prior to closing. (Initial/09/XX/2020)                                         elected to go with title company the provided, no valid change of circumstance needed
                                                                                                                                                                                                                                                                                                                                                                             MI insurance is in                                                                                                                                                                 [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: A rate
                                                                                                                                                                                                                                                                                                                                                                             place at origination                                                                                                                                                               Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  change occurred on 09/XX/2020 due to rate lock resulting in an increase APR on subject loan of 3.500%
                                                                                                                                                                                                                                                                                                                                                                             however the monthly                                                                                                                                                                Abstract / Title Search.  Fee Amount of $270.00 exceeds tolerance of $220.00.  Insufficient  or Final Disclosure APR of 3.645%. no valid change of circumstance needed, rate lock documentation
                                                                                                                                                                                                                                                                                                                                                                             premium is not                                                                                                                                                                     or no cure was provided to the borrower. (77163)                                             provided.
                                                                                                                                                                                                                                                                                                                                                                             outlined on the                                                                                                                                                                    [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                             certificate. The                                                                                                                                                                   Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Relock
                                                                                                                                                                                                                                                                                                                                                                             premium amount                                                                                                                                                                     at Market Rate.  Fee Amount of $356.25 exceeds tolerance of $0.00.  Insufficient or no cure
                                                                                                                                                                                                                                                                                                                                                                             appears on the first                                                                                                                                                               was provided to the borrower. (7330)
                                                                                                                                                                                                                                                                                                                                                                             payment letter, 1008
                                                                                                                                                                                                                                                                                                                                                                             and/or CD and
                                                                                                                                                                                                                                                                                                                                                                             matches the amount
                                                                                                                                                                                                                                                                                                                                                                             calculated fro
243927153 XXX       $XXX      CA    7/XX/2020  5/XX/2020    Primary    Purchase               Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 -       REVIEWER - CURED COMMENT (2022/XX/16): Sufficient Cure Provided within 60 Days                                                                                                                  -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of   October 2018 Test: The HOA is understated on the Final CD by $10.00 per month. The Home Owners Policy   of Closing
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Estimated Property Costs over Year 1 of 10,546.38 on Final Closing Disclosure provided on    is understated on the Final CD.
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         07/XX/2020 not accurate. (Final/07/XX/2020)                                                  Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: The Initial LE is dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided:          10 days after the application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Borrower(s) within three (3) business days of application. (Initial/06/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Total amount of $3,146.45 exceeds tolerance of $2,115.00 plus 10% or $2,326.50.  Sufficient or excess cure was provided to the borrower. (0)
243184845 XXX       $XXX      PA    9/XX/2020  5/XX/2020    Primary    Refinance Rate/Term    Temporary    1        A        A        A        A                                                 [3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash   No assets was provided.                                                                                                                                                                                   1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                                              SHQM                                                                                               From Borrower.: Documented qualifying Assets for Closing of  $0.00 is less than Cash
                                                                                              (GSE/Agency                                                                                        From Borrower $340.69.
                                                                                              Eligible)
243718552 XXX       $XXX      TX    10/XX/2020 6/XX/2020    Primary    Refinance Rate/Term    Temporary    1        A        A        A        A                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                   Provide most recent homeowenrs insurance policy on property to verify dwelling                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                                              SHQM                                                                                                                                                                                        coverage amount and term of insurance.
                                                                                              (GSE/Agency
                                                                                              Eligible)
243165553 XXX       $XXX      NY    8/XX/2020  6/XX/2020    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is      Loan amount is $XXX and Hazard Insurance is $XXX creating an insurance short fall                                                                                                                         3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Loan Designation not provided.                      REVIEWER - CURED COMMENT (2022/XX/15): Sufficient Cure Provided At Closing      GENERAL COMMENT (2022/XX/05): Disagree: Final disclosed finance charge is $138,628.60.                          TILA ATR/QM
                                                                                                                                                                                                 insufficient.                                                                            of $XXX.                                                                                                                                                                                                                                                              Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. State Compliance - New York Late Charge Percent Testing: Consolidated Note reflects a late fee of 5%                                                                                    Calculated finance charge is $138,628.41. Finance charge is understated by $.19 and is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    which exceeds max allowed of 2% for New York.                                                                                                                                           acceptable. Fees included: Processing $1125, Title-Attorney $1200.00, Title-courier
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing:                                                                                    $50.00, Title-Prepare NY ACRIS $57.24, Title-Recording Service $75, Title-Sub Escrow
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  Transfer Tax Fee increased on 7/XX/2022 CD with no valid change evident.  $21.00 cure on CD was                                                                                         $50.00 and prepaid interest $839.75.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided sufficient for all tolerance violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transfer Tax.  Fee Amount of $124.50 exceeds tolerance of $104.00.  Sufficient or excess cure was provided to the borrower at Closing. (8304)
243939215 XXX       $XXX      NY    9/XX/2020  6/XX/2020    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               State Compliance - New York Late Charge Percent Testing: Note late charge percent of 5.00000% exceeds                                                                                                                                                                                                   -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late the state maximum of 2%.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       charge percent of 5.00000% exceeds the state maximum of 2%.                                  Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Fees
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        increased without a valid COC, an insufficient cure in the amount of $567 was provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,360.00 exceeds tolerance of $1,530.00 plus 10% or $1,683.00.  Insufficient or no cure was provided to the borrower. (0)
243388099 XXX       $XXX      NY    8/XX/2020  6/XX/2020    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Guideline Issue - This loan closed during the COVID-19 affected timeframe.  Asset    This loan closed during the COVID-19 affected timeframe. Asset Account date is                                                                                                                            2           B           B           B           B           [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late State Compliance - New York Late Charge Percent Testing: Note late charge percent of 5.00000% exceeds                                                                                                                                                                                                   -
                                                                                              SHQM                                                                                               Account date is more than 60 days prior to the Note date or notary date.: Financial      more than 60 days prior to the Note date or notary date.                                                                                                                                                                                                              charge percent of 5.00000% exceeds the state maximum of 2%.                                  the state maximum of 2%.
                                                                                              (GSE/Agency                                                                                        Institution: XXX // Account Type: Savings / Account Number: XXXX Note Date: 08/XX/2020;                                                                                                                                                                                                                                                                        [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not
                                                                                              Eligible)                                                                                          Notary Date: 08/XX/2020                                                                                                                                                                                                                                                                                                                                        Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     provided to Borrower(s) at least three (3) business days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/08/XX/2020)
243050089 XXX       $XXX      TX    10/XX/2020 6/XX/2020    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] General - Final Title Policy Coverage is less than Original Loan Amount.: The Final  Evidence of the AUS required Mortgage Insurance coverage with the payment and      SELLER - GENERAL                                                                                                       3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: An Originatior Loan Designation was not provided by                                                                                 GENERAL COMMENT (2022/XX/05): Cert Attached                                                                     TILA ATR/QM
                                                                                                                                                                                                 Title Policy Amount of $XXX is less than the note amount of $XXX based on the Final in   terms is missing.                                                                  COMMENT                                                                                                                                                                            Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Seller.
                                                                                                                                                                                                 file.                                                                                                                                                                       (2022/XX/05): Cert                                                                                                                                                                 Due Diligence Loan Designation is Non QM.
                                                                                                                                                                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                    Attached
                                                                                                                                                                                                 provided                                                                                                                                                                    REVIEWER - GENERAL
                                                                                                                                                                                                                                                                                                                                                                             COMMENT
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/05): The MI
                                                                                                                                                                                                                                                                                                                                                                             certificate was
                                                                                                                                                                                                                                                                                                                                                                             provided evidencing
                                                                                                                                                                                                                                                                                                                                                                             MI insurance is in
                                                                                                                                                                                                                                                                                                                                                                             place at origination
                                                                                                                                                                                                                                                                                                                                                                             however the monthly
                                                                                                                                                                                                                                                                                                                                                                             premium is not
                                                                                                                                                                                                                                                                                                                                                                             outlined on the
                                                                                                                                                                                                                                                                                                                                                                             certificate. The
                                                                                                                                                                                                                                                                                                                                                                             premium amount
                                                                                                                                                                                                                                                                                                                                                                             appears on the first
                                                                                                                                                                                                                                                                                                                                                                             payment letter, 1008
                                                                                                                                                                                                                                                                                                                                                                             and/or CD and
                                                                                                                                                                                                                                                                                                                                                                             matches the amount
                                                                                                                                                                                                                                                                                                                                                                             calculated fro
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL
                                                                                                                                                                                                                                                                                                                                                                             COMMENT
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/15): MI
                                                                                                                                                                                                                                                                                                                                                                             Cert provided in
                                                                                                                                                                                                                                                                                                                                                                             trailing documents
                                                                                                                                                                                                                                                                                                                                                                             is still missing the
                                                                                                                                                                                                                                                                                                                                                                             premium amount.
                                                                                                                                                                                                                                                                                                                                                                             Exception remains
243265265 XXX       $XXX      NJ    2/XX/2021  6/XX/2020    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note                                                                                                                                                                                                                2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Please provide initial                                                                                                                                                                                                      -
                                                                                              SHQM                                                                                               Date.: Hazard Insurance Policy Expiration Date 03/XX/2021, Note Date 02/XX/2021                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       signed and dated 1003 Loan Application
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate     Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Rate Lock
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         Lock Fee.  Fee Amount of $1,562.74 exceeds tolerance of $0.00.  Insufficient or no cure was  fee charged to borrowers in the amount of $1562.74, was not disclosed on the initial LE. Hence, fee was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided to the borrower. (7335)                                                             charged without a valid change in circumstance - no cure was provided
243717774 XXX       $XXX      LA    8/XX/2020  6/XX/2020    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: File is missing a copy of                                                                                                                                                                                                   -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           the Initial signed and dated 1003.
                                                                                              (GSE/Agency
                                                                                              Eligible)
243728450 XXX       $XXX      NY    11/XX/2020 6/XX/2020    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late State Compliance - New York Late Charge Percent Testing: Late Charge exceeds allowable.                                                                                                 GENERAL COMMENT (2022/XX/05): Disagree: Final disclosed finance charge is $216,656.61.                          -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              charge percent of 5.00000% exceeds the state maximum of 2%.                                  Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018                                                                                       Calculated finance charge is $216,657.73. Finance charge is understated by $1.12 and
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       [2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -      Testing: Final CD reflects the Escrowed Property Costs over Year 1 of 1,153.68.  The Homeowners                                                                                         is acceptable. Fees included: Processing $1053.50, Title-Closing/Escrow $995,
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of         Insurance reflects the premium as $1,153.71 per year.                                                                                                                                   Title-courier $66.00, Title-Recording Service $395 and prepaid interest $500.70. The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Escrowed Property Costs over Year 1 of 1,153.68 on Final Closing Disclosure provided on      Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Signing Fee                                                                                 Title-Mobile Notary is a non-APR fee.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                11/XX/2020 not accurate. (Final/11/XX/2020)                                                  added on CD 11/XX/2020 without a valid change of circumstance or a tolerance cure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure                                                                                                                                                                                                GENERAL COMMENT (2022/XX/12): Disagree: Mobile Notary and mobile signing fees are
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount                                                                                                                                                                                         considered different. Mobile Notary fee listed on final CD is a non-APR fee and would
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                of $3,576.64 exceeds tolerance of $3,242.00 plus 10% or $3,566.20.  Insufficient or no cure                                                                                                                                                                                          not be included in finance charge calculation. Fees that were not disclosed in Section
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                was provided to the borrower. (0)                                                                                                                                                                                                                                                    C of the LE, but are added to Section B of the CD and are title related are subject to a ten percent aggregate baseline tolerance. The Title - Mobile Notary fee for $250 added on CD  would be considered a ten percent fee calculation. Ten percent fees did not increase outside of the allowable tolerance. No change circumstance required.
243209816 XXX       $XXX      CA    7/XX/2020  6/XX/2020    Primary    Purchase               Non QM       3        C        C        B        B                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    AUS required mortgage insurance coverage is missing.                               SELLER - GENERAL                                                                                                       3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Originator Loan Designation not provided. Loan                                                                                      GENERAL COMMENT (2022/XX/05): MI was cancelled effective 05/XX/2022                                             TILA ATR/QM
                                                                                                                                                                                                 were not met                                                                                                                                                                COMMENT                                                                                                                                                                            Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. tested as Non-QM.
                                                                                                                                                                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                    (2022/XX/05): MI was                                                                                                                                                               Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date
                                                                                                                                                                                                 provided                                                                                                                                                                    cancelled effective                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               not provided
                                                                                                                                                                                                                                                                                                                                                                             05/XX/2022                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL                                                                                                                                                                 Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and      over Year 1 -  October 2018: Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of
                                                                                                                                                                                                                                                                                                                                                                             COMMENT                                                                                                                                                                            Transaction Date used to determine rate used for testing.                                    9,783.00 on Final Closing Disclosure provided on 07/XX/2020 not accurate.
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/06):                                                                                                                                                                      [2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA:        Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: -
                                                                                                                                                                                                                                                                                                                                                                             Mortgage Insurance                                                                                                                                                                 Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.   Projected Payments: Final Closing Disclosure provided on 07/XX/2020 disclosed an escrow payment for
                                                                                                                                                                                                                                                                                                                                                                             cancelled                                                                                                                                                                          [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed   payment stream 2 that does not match the actual payment for the loan. (
                                                                                                                                                                                                                                                                                                                                                                             05/XX/2022, however                                                                                                                                                                Property Costs over Year 1 -  October 2018: TILA-RESPA Integrated Disclosure - Loan          Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Projected
                                                                                                                                                                                                                                                                                                                                                                             Certificate from                                                                                                                                                                   Disclosures: Amount of Escrowed Property Costs over Year 1 of 9,783.00 on Final Closing      Payments: Final Closing Disclosure provided on 07/XX/2020 disclosed an escrow payment for payment
                                                                                                                                                                                                                                                                                                                                                                             origination missing                                                                                                                                                                Disclosure provided on 07/XX/2020 not accurate. (Final/XX/20/2020)                           stream 1 that does not match the actual payment for the loan.
                                                                                                                                                                                                                                                                                                                                                                             from the loan file.                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under        Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL                                                                                                                                                                 Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure   provided to Borrower(s) at least three (3) business days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                             COMMENT                                                                                                                                                                            provided on 07/XX/2020 disclosed an escrow payment for payment stream 2 that does not match
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/07):                                                                                                                                                                      the actual payment for the loan. (ProjSeq:2/2070681)
                                                                                                                                                                                                                                                                                                                                                                             Exception remains.                                                                                                                                                                 [2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under
                                                                                                                                                                                                                                                                                                                                                                             Mortgage Insurance                                                                                                                                                                 Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure
                                                                                                                                                                                                                                                                                                                                                                             Certificate issued                                                                                                                                                                 provided on 07/XX/2020 disclosed an escrow payment for payment stream 1 that does not match
                                                                                                                                                                                                                                                                                                                                                                             at the time of the                                                                                                                                                                 the actual payment for the loan. (ProjSeq:1/2070680)
                                                                                                                                                                                                                                                                                                                                                                             origination.                                                                                                                                                                       [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/07/XX/2020)
243356400 XXX       $XXX      NY    9/XX/2020  6/XX/2020    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 provided is                                                                                                                                                                                                    -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late blank.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       charge percent of 5.00000% exceeds the state maximum of 2%.                                  State Compliance - New York Late Charge Percent Testing: Late charge on Note is 5%, NY max is 2%.
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: No cure was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                of $2,892.94 exceeds tolerance of $2,216.00 plus 10% or $2,437.60.  Insufficient or no cure  Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                was provided to the borrower. (0)                                                            was provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Tax.  Fee Amount of $89.20 exceeds tolerance of $45.00.  Insufficient or no cure was provided to the borrower. (8304)
243661051 XXX       $XXX      NJ    9/XX/2020  6/XX/2020    Investment Refinance Rate/Term    N/A          2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                                                                                                                                       -
243782503 XXX       $XXX      NY    12/XX/2020 8/XX/2020    Second     Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is      HOI coverage is insufficient by $XXX.  Coverage must be at least the lessor of the                                                                                                                        3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Loan designation was not provided by the Seller and                                                                                                                                                                                                 TILA ATR/QM
                                                            Home                                                                                                                                 insufficient.                                                                            Cost new from the appraisal or the loan amount and the file was approved without                                                                                                                                                                                      Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. is not clearly stated in file documentation.
                                                                                                                                                                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, NY Insurance        an appraisal.  Provide verification of policy with sufficient coverage OR provide                                                                                                                                                                                     Due Diligence Loan Designation is Non QM.                                                    Application / Processing - Missing Document: Missing Lender's Initial 1003: The initial 1003 Loan
                                                                                                                                                                                                 Verification, Tax Verification                                                           copy of insurer's replacement cost estimate supporting current coverage amount.                                                                                                                                                                                       [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application is missing from the file.
                                                                                                                                                                                                                                                                                          The file is missing verification of the taxes and insurance for the borrower's                                                                                                                                                                                        [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   Federal Compliance - (Missing Data) Last Rate Set Date: The file is missing the Rate Lock Confirmation
                                                                                                                                                                                                                                                                                          primary residence to determine the monthly expenses for this property.                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and      or any documentation reflecting the date the loan was locked.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.                                    Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Taxes were disclosed as $110.00 on LE but disclosed as $112.20 on Final Closing Disclosure.  File does
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer not contain a valid COC for this fee and a cure was not provided at closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Tax.  Fee Amount of $121.20 exceeds tolerance of $110.00.  Insufficient or no cure was       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Rate Lock
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided to the borrower. (8304)                                                             Fee of $676.25 was not disclosed on the LE but was disclosed as a charge to borrower on the Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Closing Disclosure.  File does not contain a valid COC for this fee and a cure was not provided at
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate     closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lock Fee.  Fee Amount of $676.25 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7335)
243953611 XXX       $XXX      NY    12/XX/2020 6/XX/2020    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               State Compliance - New York Late Charge Percent Testing: Late charge percentage disclosed on the Note                                                                                   GENERAL COMMENT (2022/XX/05): Disagree: Final disclosed Total of Payments is                                    -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late exceeds the maximum allowable percentage for the state of NY.                                                                                                                           $756,984.46. Calculated finance charge is $756,984.48. Total of Payments is
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       charge percent of 5.00000% exceeds the state maximum of 2%.                                  Federal Compliance - TRID Final Closing Disclosure Interest Rate Change After Closing Test: Evidence of                                                                                 understated by $0.02 and is acceptable. Fees included: Processing $956.50, Relock at
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TRID Final Closing Disclosure Interest Rate Change After Closing    a LOE/COC being provided to Borrower is missing.                                                                                                                                        Market Rate $769.50, Title-Attorney $995, Title-Closing/Escrow $50, Title-Recording
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on                                                                                                                                                                                            Service $100 and prepaid interest $510.18.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                12/XX/2020 did not disclose whether the Interest Rate can change. (Final/12/XX/2020)
243309863 XXX       $XXX      TX    11/XX/2020 6/XX/2020    Primary    Purchase               Non QM       3        C        C        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not Mortgage insurance certificate not provided                                        SELLER - GENERAL                                                                                                       3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Originator Loan Designation not provided                                                                                            GENERAL COMMENT (2022/XX/05): MI was cancelled effective 12/XX/2021                                             TILA ATR/QM
                                                                                                                                                                                                 provided                                                                                                                                                                    COMMENT                                                                                                                                                                            Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/05): MI was                                                                                                                                                               Due Diligence Loan Designation is Non QM.                                                    Consummation: Creditor did not provide a copy of each valuation to applicant three business days prior
                                                                                                                                                                                                                                                                                                                                                                             cancelled effective                                                                                                                                                                [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days     to consummation
                                                                                                                                                                                                                                                                                                                                                                             12/XX/2021                                                                                                                                                                         Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a    Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL                                                                                                                                                                 copy of each valuation to applicant three (3) business days prior to consummation.           Within 3 Business Days of Application: List of Homeownership Counseling Organizations not provided to
                                                                                                                                                                                                                                                                                                                                                                             COMMENT                                                                                                                                                                            (Type:Primary/10/XX/2020)                                                                    applicant within three business days of application.
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/06):                                                                                                                                                                      [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: There is no evidence the consumer was
                                                                                                                                                                                                                                                                                                                                                                             Mortgage Insurance                                                                                                                                                                 [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations   provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan
                                                                                                                                                                                                                                                                                                                                                                             cancelled                                                                                                                                                                          Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): application date.
                                                                                                                                                                                                                                                                                                                                                                             12/XX/2021, however                                                                                                                                                                List of Homeownership Counseling Organizations not provided to applicant within three (3)    Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Per DU findings MI
                                                                                                                                                                                                                                                                                                                                                                             Certificate from                                                                                                                                                                   business days of application.                                                                Certificate is required but not in file
                                                                                                                                                                                                                                                                                                                                                                             origination missing                                                                                                                                                                [2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not       Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent
                                                                                                                                                                                                                                                                                                                                                                             from the loan file.                                                                                                                                                                evidence the consumer was provided with the right to receive a copy of the Appraisal         Payments: Per DU findings MI Certificate is required but not in file
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL                                                                                                                                                                 Disclosure within 3 days of the loan application date.                                       Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Loan Estimate not
                                                                                                                                                                                                                                                                                                                                                                             COMMENT                                                                                                                                                                            [2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment:           delivered or placed in the mail to Borrower within three business days of application
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/07):                                                                                                                                                                      TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on
                                                                                                                                                                                                                                                                                                                                                                             Exception remains.                                                                                                                                                                 11/XX/2020 disclosed a mortgage insurance payment for payment stream 1 that does not match
                                                                                                                                                                                                                                                                                                                                                                             Mortgage Insurance                                                                                                                                                                 the actual payment for the loan. (ProjSeq:1/2070460)
                                                                                                                                                                                                                                                                                                                                                                             Certificate issued                                                                                                                                                                 [2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate
                                                                                                                                                                                                                                                                                                                                                                             at the time of the                                                                                                                                                                 Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing
                                                                                                                                                                                                                                                                                                                                                                             origination.                                                                                                                                                                       Disclosure provided on 11/XX/2020 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2070461)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Borrower(s) within three (3) business days of application. (Initial/10/XX/2020)
243990604 XXX       $XXX      NY    12/XX/2020 6/XX/2020    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Closing / Title - Missing Document: Co-Op Consent not provided                                                                                                                                                                                                                                 2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               State Compliance - New York Late Charge Percent Testing: Note late charge of 5% entered as per note                                                                                                                                                                                                     -
                                                                                              SHQM                                                                                               [3] Application / Processing - Missing Document: Fraud Report not provided                                                                                                                                                                                                                                                                                     [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late document in file and exceeds the state maximum of 2%.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       charge percent of 5.00000% exceeds the state maximum of 2%.                                  Federal Compliance - (Missing Data) Last Rate Set Date: No rate lock document to use and enter the
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   initial rate lock date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
243216344 XXX       $XXX      MI    8/XX/2020  6/XX/2020    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                   File is missing a copy of the Hazard Insurance policy in effect at time of                                                                                                                                3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: There was no evidence found in the file identifying                                                                                                                                                                                                 TILA ATR/QM
                                                                                                                                                                                                                                                                                          closing.                                                                                                                                                                                                                                                              Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. the Loan Originator Designation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    State Compliance - Michigan CMPA Home Loan Toolkit Status: File is missing evidence that the Home Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Michigan CMPA Home Loan Toolkit Status: Michigan Consumer Mortgage    Toolkit was provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Protection Act:  Home Loan Toolkit not provided to borrower.                                 Application / Processing - Missing Document: Missing Lender's Initial 1003: File is missing a copy of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               the Initial 1003 application executed by the Loan Originator.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA:        Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: Sum of escrow fees include
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.   the Initial Escrow Payment of $1,297.78 plus the Monthly Escrow Payment of $365.44 as disclosed on page
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             4 of the Final Closing Disclosure dated 8/XX/2020.
243574941 XXX       $XXX      VA    2/XX/2021  6/XX/2020    Primary    Purchase               Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - (Missing Data) Last Rate Set Date: Confirmation of rate lock is missing.                                                                                                                                                                                                           -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and      Costs over Year 1: The Appraisal reflects property is a PUD with a HOA fee, but Lender did not include
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing.                                    HOA fee in qualifying payment.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 0.00 on Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure provided on 02/XX/2021 not accurate. (Final/02/XX/2021)
243485022 XXX       $XXX      MI    11/XX/2020 7/XX/2020    Primary    Purchase               Non QM       3        C        C        B        B                                                 [3] General - Final Title Policy Coverage is less than Original Loan Amount.: The Final  Final policy in file discloses loan amount of $XXX which is not the correct loan                                                                                                                          3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Loan designation was not provided at time of                                                                                                                                                                                                        TILA ATR/QM
                                                                                                                                                                                                 Title Policy Amount of $XXX is less than the note amount of $XXX based on the Final in   amount at time of closing.                                                                                                                                                                                                                                            Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. review.
                                                                                                                                                                                                 file.                                                                                                                                                                                                                                                                                                                                                          Due Diligence Loan Designation is Non QM.                                                    Application / Processing - Missing Document: Missing Lender's Initial 1003: File is missing a copy of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               the Lender's Initial 1003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final       October 2018 Test: Page 3 of this CD is missing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Closing Disclosure provided on 11/XX/2020 did not disclose Estimated Property Costs over     Federal Compliance - TRID Final Closing Disclosure Escrow Account: Page 3 of this CD is missing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Year 1. (Final/11/XX/2020)                                                                   Federal Compliance - TRID Final Closing Disclosure Negative Amortization: Page 3 of CD is missing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Escrow Account: TILA-RESPA Integrated Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure - Loan Disclosures: Final Closing Disclosure provided on 11/XX/2020 did not       Page 2 of CD does not contain any seller paid fees.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disclose whether the loan will have an escrow account. (Final/11/XX/2020)                    Federal Compliance - TRID Final Closing Disclosure Partial Payments: Page 3 of CD is missing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Negative Amortization: TILA-RESPA     Federal Compliance - TRID Final Closing Disclosure Principal and Interest: Loan amount and payments do
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 11/XX/2020    not match the actual loan amount on the note.  Note amount is $XXX with payment of $328.36.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                incorrectly disclosed whether the loan contains Negative Amortization. (Final/11/XX/2020)    Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence Payment: Loan amount and payments do not match the actual loan amount on the note.  Note amount is $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                First Lien: TRID Final Closing Disclosure 11/XX/2020 on a first lien purchase transaction    with payment of $328.36.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: Page 3 is missing from CD.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Borrower paid fees.) (Final/11/XX/2020)                                                      Federal Compliance - TRID Lender Credit Tolerance Violation: Final Lender Credit of $0.00 is less than
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Partial Payments: TILA-RESPA          amount of binding Lender Credit previously disclosed in the amount of $-88.00.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 11/XX/2020    Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                incorrectly disclosed whether the loan allows for Partial Payments. (Final/11/XX/2020)       Tax Fee Amount of $181.50 disclosed on the final CD but not on the LE. Insufficient or no cure was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Principal and Interest: TILA-RESPA    provided to the borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 11/XX/2020          Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disclosed a Principal and Interest Payment that does not match the actual payment for the    Fee Amount of $543.00 disclosed on the final CD but LE discloses an amount of  $525.00. Insufficient or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                loan. (Final/11/XX/2020)                                                                     no cure was provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment     Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Fixed Rate Initial Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final     Discount Points Fee Amount of $268.13 disclosed on the Final CD but not on the LE. Insufficient or no
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Closing Disclosure provided on 11/XX/2020 disclosed a periodic principal and interest        cure was provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                payment for payment stream 1 that does not match the actual payment for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (ProjSeq:1/2071242)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 11/XX/2020 incorrectly disclosed whether the loan will have an escrow account. (Final/11/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-88.00.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (9300)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Tax.  Fee Amount of $181.50 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (8304)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $543.00 exceeds tolerance of $525.00.  Insufficient or no cure was provided to the borrower. (7506)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Discount Points.  Fee Amount of $268.13 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
243615990 XXX       $XXX      CT    10/XX/2020 8/XX/2020    Primary    Purchase               Safe Harbor  3        C        C        B        B                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    File was missing the Initial Loan Application.                                                                                                                                                            3           C           C           B           B           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Due Diligence Loan Designation is Safe Harbor                                                                                                                                                                                                   TILA ATR/QM
                                                                                              QM                                                                                                 were not met                                                                                                                                                                                                                                                                                                                                                   2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    QM because of missing documentation. (see additional exceptions)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation of Safe Harbor QM.                                            Application / Processing - Missing Document: Missing Lender's Initial 1003: File was missing the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Initial Loan Application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - QM Employment History - Current and/or Previous Employment          Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment      Date Info: Loan file missing Verbal Verification of Employment dated no more than 10 days prior to the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Dates to verify two years employment history for current and/or prior employment.            Note date for all Borrower's employment.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (XXX/XXX/11676238)
243628450 XXX       $XXX      NJ    2/XX/2021  6/XX/2020    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Credit Documentation - Aged document: Credit Report  is more than 90 days prior to   Credit Report date is more than 90 days prior to the note date                                                                                                                                            2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Please provide initial                                                                                                                                                                                                      -
                                                                                              SHQM                                                                                               the note date.: Credit Report: Original // Borrower: XXX                                                                                                                                                                                                                                                                                                       [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   signed and dated Loan Application.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and      Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing.                                    not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  Percent Tolerance Violation Without Sufficient Cure Provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Patriot Act Search.  Fee Amount of $60.00 exceeds tolerance of $0.00.  Insufficient or no    Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                cure was provided to the borrower. (7712)                                                    Percent Fee Tolerance exceeded for Flood Certification. No cure provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood    Valid Change of Circumstance with evidence to support change for the increase in the fees, or cure to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Certification (Life Of Loan).  Fee Amount of $10.00 exceeds tolerance of $0.00.              the borrower with a Post Close Closing Disclosure and evidence it sent to the borrower with an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Insufficient or no cure was provided to the borrower. (77101)                                explanation of changes
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Discount Points.  Fee Amount of $10,000.00 exceeds tolerance of $651.00.  Insufficient or no cure was provided to the borrower. (7200)
243417286 XXX       $XXX      MI    12/XX/2020 6/XX/2020    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Closing / Title - Security Instrument is not signed by borrower(s).                  Security Instrument for $XXX subject loan amount was not signed at time of                                                                                                                                2           B           B           B           B           [2] State Compliance - Michigan CMPA Home Loan Toolkit Status: Michigan Consumer Mortgage    State Compliance - Michigan CMPA Home Loan Toolkit Status: The file does not contain the Home Loan                                                                                                                                                                                                      -
                                                                                              SHQM                                                                                                                                                                                        origination (12/XX/2020 transaction date).                                                                                                                                                                                                                            Protection Act:  Home Loan Toolkit not provided to borrower.                                 Toolkit nor evidence it was delivered to the borrower.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date:    Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Notary date on
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         Unable to conclusively determine date of consummation. Note date used as transaction date    the Security Instrument is not provided for time of closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                for purposes of determining compliance with rescission timing requirements                   Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of            Costs over Year 1: The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan             $2,568.96 on page 4; however the annual homeowners insurance ($2,394.00) and HOA dues ($325.00) total
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 2,568.96 on Final Closing  are $2,719.00 per year.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure provided on 12/XX/2020 not accurate. (Final/12/XX/2020)
243580842 XXX       $XXX      NY    10/XX/2020 6/XX/2020    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: An Originatior Loan Designation not provided by                                                                                                                                                                                                     TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Seller.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    State Compliance - New York Late Charge Percent Testing: Late charge disclosed on Note is above state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late tolerance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  Federal Compliance - TRID Lender Credit Tolerance Violation: Missing Valid Change of Circumstance to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated       justify fee change.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of       Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $-160.75  is less than amount of binding Lender Credit previously disclosed in the amount of Valid Change of Circumstance to justify fee change.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $-199.00. (9300)                                                                             Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        Valid Change of Circumstance to justify fee change.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $235.00 exceeds tolerance of $205.00 plus 10% or $225.50.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lock Fee.  Fee Amount of $112.88 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7335)
243002887 XXX       $XXX      SC    5/XX/2021  7/XX/2020    Second     Purchase               Safe Harbor  3        C        C        B        B                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    Loan file missing an employment gap letter and the Purchase Contract.                                                                                                                                     3           C           C           B           B           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Due Diligence Loan Designation is Safe Harbor                                                                                                                                                                                                   TILA ATR/QM
                                                            Home                              QM                                                                                                 were not met                                                                             Please provide the Purchase Agreement.                                                                                                                                                                                                                                2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    QM because of missing documentation. (see additional exceptions)
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not                                                                                                                                                                                                                                                                       Due Diligence Loan Designation of Safe Harbor QM.                                            Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks
                                                                                                                                                                                                 provided                                                                                                                                                                                                                                                                                                                                                       [2] Federal Compliance - QM Employment History - Current and/or Previous Employment          Date Info: Employment gap letter not provided for borrower previous employment.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment      Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Dates to verify two years employment history for current and/or prior employment.            change of circumstance provided to address fee tolerance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (XXX/XXX/11676243)                                                                           Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       change of circumstance provided to address fee tolerance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Tax.  Fee Amount of $3,344.68 exceeds tolerance of $3,001.00.  Insufficient or no cure was   change of circumstance provided to address fee increase.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided to the borrower. (8304)                                                             Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       change of circumstance provided to address fee increase.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Extension Fee.  Fee Amount of $2,107.25 exceeds tolerance of $2,100.00.  Insufficient or no cure was provided to the borrower. (7349)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lock Fee.  Fee Amount of $526.81 exceeds tolerance of $525.00.  Insufficient or no cure was provided to the borrower. (7335)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Discount Points.  Fee Amount of $526.81 exceeds tolerance of $525.00.  Insufficient or no cure was provided to the borrower. (7200)
243297808 XXX       $XXX      SC    5/XX/2021  11/XX/2020   Primary    Purchase               Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The final CD was issued on                                                                                                                                                                                                  TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. 5/26/21 the same day of closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/05/XX/2021)
243041574 XXX       $XXX      NY    9/XX/2020  6/XX/2020    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Originator Loan Designation not provided                                                                                                                                                                                                            TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Date valuation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    provided to applicant is prior to the date when valuation was performed. Unable to determine compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA   with appraisal timing requirement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date Application / Processing - Missing Document: Missing Lender's Initial 1003: 1003 Initial not in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                when valuation was performed.  Unable to determine compliance with appraisal timing          State Compliance - New York Late Charge Percent Testing: The late charge percentage disclosed on the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                requirements. (Type:Primary/09/XX/2020)                                                      Note exceeds the maximum allowable for NY state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late Fee was  last disclosed as $30 on Initial dated LE 06/XX/2020 but disclosed as $41.00 on CD on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  09/XX/2021. File does not contain a valid COC for this fee, nor evidence of cure in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Tax.  Fee Amount of $41.00 exceeds tolerance of $30.00.  Insufficient or no cure was provided to the borrower. (8304)
243843582 XXX       $XXX      NC    9/XX/2020  6/XX/2020    Second     Refinance Rate/Term    Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Originator Loan Designation not provided.           REVIEWER - CURED COMMENT (2022/XX/15): Sufficient Cure Provided At Closing                                                                                                                      TILA ATR/QM
                                                            Home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    provided to Borrower(s) at least three (3) business days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     Fee Amount of $820.00 exceeds tolerance of $590.00.  A cure was not disclosed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/09/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $820.00 exceeds tolerance of $590.00.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
243061276 XXX       $XXX      NE    8/XX/2021  6/XX/2020    Primary    Purchase               Non QM       3        C        C        C        C                                                 [3] Asset Calculation / Analysis - AUS Findings: Available for Reserves discrepancy.:    The most recent statement printout from checking account ending in XXX reflects a                                                                                                                         3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Due to short funds to close and reserves so                                                                                                                                                                                                     TILA ATR/QM
                                                                                                                                                                                                 Calculated Available for Reserves of $0.00 is less than AUS Available for Reserves of    bank check being purchased for $63,328.04; however unable to verify if this is for                                                                                                                                                                                    2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    non-agency saleable as does not meet the DU approval therefore loan is waterfalling to QM/ATR
                                                                                                                                                                                                 $6,563.96.                                                                               the subject closing as it doesn't match exactly to the CD, no copy of the check                                                                                                                                                                                       Due Diligence Loan Designation of Non QM.                                                    testing/requirements.
                                                                                                                                                                                                 [3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash   and no evidence of receipt from the title company is located in the file.  Please                                                                                                                                                                                     [3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income  Federal Compliance - QM DTI: Due to short funds to close and reserves so non-agency saleable as does
                                                                                                                                                                                                 From Borrower.: Documented qualifying Assets for Closing of  $31,981.42 is less than     provide documentation to evidence this is for closing and sufficient funds will be                                                                                                                                                                                    Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase,      not meet the DU approval therefore loan is waterfalling to QM/ATR testing/requirements.
                                                                                                                                                                                                 Cash From Borrower $73,318.04.                                                           provided.                                                                                                                                                                                                                                                             guarantee or insurance by the appropriate agency.                                            Application / Processing - Missing Document: Missing Lender's Initial 1003: Signed and dated initial
                                                                                                                                                                                                 [3] Closing / Title - Missing Lien(s) negatively impacting title                         The most recent statement printout from checking account ending in XXX reflects a                                                                                                                                                                                     [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               1003 is missing.
                                                                                                                                                                                                                                                                                          bank check being purchased for $63,328.04; however unable to verify if this is for                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations   Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided
                                                                                                                                                                                                                                                                                          the subject closing as it doesn't match exactly to the CD, no copy of the check                                                                                                                                                                                       Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): Within 3 Business Days of Application: The only source of application date in the file indicates an
                                                                                                                                                                                                                                                                                          and no evidence of receipt from the title company is located in the file.  Please                                                                                                                                                                                     List of Homeownership Counseling Organizations not provided to applicant within three (3)    application date of 6/XX/2020, the earliest Homeownership Counseling List was dated 8/XX/2020.
                                                                                                                                                                                                                                                                                          provide documentation to evidence this is for closing and sufficient funds will be                                                                                                                                                                                    business days of application.                                                                Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: The only source of application date in
                                                                                                                                                                                                                                                                                          provided.                                                                                                                                                                                                                                                             [2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not       the file indicates an application date of 6/XX/2020, the earliest LE or Right to receive Copy of
                                                                                                                                                                                                                                                                                          The final title policy in the file reflects 2 Judgements against B2 with no                                                                                                                                                                                           evidence the consumer was provided with the right to receive a copy of the Appraisal         Appraisal found in the file was 8/XX/2020.
                                                                                                                                                                                                                                                                                          amounts listed and the file does not contain any documentation on the 2                                                                                                                                                                                               Disclosure within 3 days of the loan application date.                                       Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The initial CD in the file
                                                                                                                                                                                                                                                                                          judgements.  The title commitment indicates these 2 judgements will be subordinate                                                                                                                                                                                    [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   is dated 8/XX/2021 and is not executed by the borrower's to evidence receipt and no further evidence of
                                                                                                                                                                                                                                                                                          to the subject lien.                                                                                                                                                                                                                                                  Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     receipt was found in the file.  Using the 3 day mailing rule borrower receipt date i 8/XX/2021 which is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/08/XX/2021)                                         the date of closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan   Federal Compliance - TRID Loan Estimate Timing: The only source of application date in the file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days   indicates an application date of 6/XX/2020, the earliest LE found in the file was 8/XX/2020.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                of application. (Initial/08/XX/2020)                                                         Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       initial LE dated 8/XX/2020 does not reflect discount points, the re-disclosed LE dated 7/XX/2021 due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan     the loan being locked does not reflect discount points but a re-disclosed LE dated 7/XX/2021 reflects
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Discount Points.  Fee Amount of $1,065.75 exceeds tolerance of $0.00.  Insufficient or no    $1,066.00 in discount points with no valid COC found in the file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                cure was provided to the borrower. (7200)
243166452 XXX       $XXX      NY    11/XX/2020 7/XX/2020    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Guideline Issue - Aged document: Asset Account date is more than 90 days prior to    Bank Statements were more than 90 days prior note date date.                       SELLER - GENERAL                                                                                                       3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Originator Loan Designation not provided                                                                                            GENERAL COMMENT (2022/XX/05): Disagree: Projected Payments table is correctly                                   TILA ATR/QM
                                                                                                                                                                                                 Closing.: Financial Institution: XXX // Account Type: Savings / Account Number: XXXX,    Mortgage insurance certificate was not provided for review.                        COMMENT                                                                                                                                                                            Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Application / Processing - Missing Document: Missing Lender's Initial 1003: The initial application was                                                                                 disclosed on the Final Closing Disclosure issued 11/XX/2020. Mortgage Insurance
                                                                                                                                                                                                 Financial Institution: XXX // Account Type: 401(k)/403(b) Account / Account Number: XXXX                                                                                    (2022/XX/05): Cert                                                                                                                                                                 Due Diligence Loan Designation is Non QM.                                                    not provided for review.                                                                                                                                                                drop-off after payment 38. See attached BrooksWebCalcs.
                                                                                                                                                                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                    Attached                                                                                                                                                                           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               State Compliance - New York Late Charge Percent Testing: Note late charge percent of 5.00000% exceeds
                                                                                                                                                                                                 provided                                                                                                                                                                    REVIEWER - GENERAL                                                                                                                                                                 [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late the state maximum of 2%.                                                                                                                                                                GENERAL COMMENT (2022/XX/05): Disagree: Final disclosed finance charge is $166,548.15.
                                                                                                                                                                                                                                                                                                                                                                             COMMENT                                                                                                                                                                            charge percent of 5.00000% exceeds the state maximum of 2%.                                  Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date                                                                                   Calculated finance charge is $166,548.19. Finance charge is understated by $0.04 and
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/06): The MI                                                                                                                                                               [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   not provided.                                                                                                                                                                           is acceptable. Fees included: Title-Closing/Escrow $637.25 and prepaid interest
                                                                                                                                                                                                                                                                                                                                                                             certificate was                                                                                                                                                                    Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and      Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance                                                                                     $877.57. See Attached BrooksWebCalcs.
                                                                                                                                                                                                                                                                                                                                                                             provided evidencing                                                                                                                                                                Transaction Date used to determine rate used for testing.                                    (Circuit 2, 5, 7, 8, 9, 10 or DC): Notice of Right to Cancel was not executed on the proper Model Form
                                                                                                                                                                                                                                                                                                                                                                             MI insurance is in                                                                                                                                                                 [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same       for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.                                                                                      GENERAL COMMENT (2022/XX/05): Cert Attached
                                                                                                                                                                                                                                                                                                                                                                             place at origination                                                                                                                                                               Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not
                                                                                                                                                                                                                                                                                                                                                                             however the monthly                                                                                                                                                                Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The provided to Borrower(s) at least three (3) business days prior to closing
                                                                                                                                                                                                                                                                                                                                                                             premium is not                                                                                                                                                                     H-8 form was used, the H-9 form should have been used.
                                                                                                                                                                                                                                                                                                                                                                             outlined on the                                                                                                                                                                    [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                             certificate. The                                                                                                                                                                   Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                             premium amount                                                                                                                                                                     business days prior to closing. (Initial/10/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                             appears on the first
                                                                                                                                                                                                                                                                                                                                                                             payment letter, 1008
                                                                                                                                                                                                                                                                                                                                                                             and/or CD and
                                                                                                                                                                                                                                                                                                                                                                             matches the amount
                                                                                                                                                                                                                                                                                                                                                                             calculated from the
                                                                                                                                                                                                                                                                                                                                                                             rates on the
                                                                                                                                                                                                                                                                                                                                                                             certificate.
243977663 XXX       $XXX      CA    8/XX/2020  7/XX/2020    Primary    Purchase               Temporary    3        C        C        C        C                                                 [3] Document Error - Missing verification of the existance of self-employed business                                                                                                                                                                                                               3           C           C           C           C           [3] Federal Compliance - Income Data was not provided: Income Source and Qualifying Monthly  Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not                                                                                                                                                                                                      TILA ATR/QM
                                                                                              SHQM                                                                                               within 20 days of the Note Date (COVID-19).: Borrower: XXX // Employment Type:                                                                                                                                                                                                                                                                                 Income Amount are required. (XXX XXX/Schedule K-1 less than 25 Percent)                      provided to Borrower(s) at least three (3) business days prior to closing. (Initial/08/XX/2020)
                                                                                              (GSE/Agency                                                                                        Employment / Income Type: S-Corp (>= 25%) / Start Date: 04/XX/2018 Application Date:                                                                                                                                                                                                                                                                           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                              Eligible)                                                                                          07/XX/2020;                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA
                                                                                                                                                                                                 [3] Document Error - YTD Date is dated more than 90 days before the application date.:                                                                                                                                                                                                                                                                         Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                 Borrower: XXX // Employment Type: Employment / Income Type: Sole Proprietor / Start                                                                                                                                                                                                                                                                            business days prior to closing. (Initial/08/XX/2020)
                                                                                                                                                                                                 Date: 01/XX/2019
243411724 XXX       $XXX      NY    9/XX/2020  7/XX/2020    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                    SELLER - GENERAL                                                                                                       2           B           B           B           B           [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late                                                                                                                                                                                         GENERAL COMMENT (2022/XX/05): Cert Attached                                                                     -
                                                                                              SHQM                                                                                               provided                                                                                                                                                                    COMMENT                                                                                                                                                                            charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                    (2022/XX/05): Cert
                                                                                              Eligible)                                                                                                                                                                                                                                                                      Attached
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL
                                                                                                                                                                                                                                                                                                                                                                             COMMENT
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/06): The MI
                                                                                                                                                                                                                                                                                                                                                                             certificate was
                                                                                                                                                                                                                                                                                                                                                                             provided evidencing
                                                                                                                                                                                                                                                                                                                                                                             MI insurance is in
                                                                                                                                                                                                                                                                                                                                                                             place at origination
                                                                                                                                                                                                                                                                                                                                                                             however the monthly
                                                                                                                                                                                                                                                                                                                                                                             premium is not
                                                                                                                                                                                                                                                                                                                                                                             outlined on the
                                                                                                                                                                                                                                                                                                                                                                             certificate. The
                                                                                                                                                                                                                                                                                                                                                                             premium amount
                                                                                                                                                                                                                                                                                                                                                                             appears on the first
                                                                                                                                                                                                                                                                                                                                                                             payment letter, 1008
                                                                                                                                                                                                                                                                                                                                                                             and/or CD and
                                                                                                                                                                                                                                                                                                                                                                             matches the amount
                                                                                                                                                                                                                                                                                                                                                                             calculated from the
                                                                                                                                                                                                                                                                                                                                                                             rates on the
                                                                                                                                                                                                                                                                                                                                                                             certificate.
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL
                                                                                                                                                                                                                                                                                                                                                                             COMMENT
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/15):
                                                                                                                                                                                                                                                                                                                                                                             Mortgage insurance
                                                                                                                                                                                                                                                                                                                                                                             certificate provided
                                                                                                                                                                                                                                                                                                                                                                             in trailing
                                                                                                                                                                                                                                                                                                                                                                             documents is still
                                                                                                                                                                                                                                                                                                                                                                             missing the monthly
                                                                                                                                                                                                                                                                                                                                                                             premium
243563219 XXX       $XXX      NY    10/XX/2020 7/XX/2020    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late State Compliance - New York Late Charge Percent Testing: Note late charge percent of 5.00000% exceeds                                                                                                                                                                                                   -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              charge percent of 5.00000% exceeds the state maximum of 2%.                                  the state maximum of 2%.
                                                                                              (GSE/Agency
                                                                                              Eligible)
243855675 XXX       $XXX      NY    10/XX/2020 7/XX/2020    Primary    Refinance Limited      Temporary    2        B        B        B        B                                                 [3] Guideline Issue - This loan closed during the COVID-19 affected timeframe.  Asset                                                                                                                                                                                                              2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                                                                                                                                       -
                                                                       Cash-out GSE           SHQM                                                                                               Account date is more than 60 days prior to the Note date or notary date.: Financial                                                                                                                                                                                                                                                                            [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late
                                                                                              (GSE/Agency                                                                                        Institution: XXX // Account Type: Checking / Account Number: XXXX, Financial                                                                                                                                                                                                                                                                                   charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                              Eligible)                                                                                          Institution: XXX // Account Type: Mutual Funds / Account Number: XXXX Note Date:
                                                                                                                                                                                                 10/XX/2020;  Notary Date: 10/XX/2020
                                                                                                                                                                                                 Note Date: 10/XX/2020;  Notary Date: 10/XX/2020
243380652 XXX       $XXX      IA    1/XX/2021  7/XX/2020    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                             3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Seller has not provided Origination Loan                                                                                                                                                                                                            TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Designation on this file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: Not provided with the right to receive a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               copy of the Appraisal Disclosure within 3 days of the loan application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not       Federal Compliance - TRID Loan Estimate Timing: Loan Estimate not delivered or placed in the mail to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                evidence the consumer was provided with the right to receive a copy of the Appraisal         Borrower(s) within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure within 3 days of the loan application date.                                       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Cure was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan   provided as was disclosed on CD prior to closing CD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days   Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Cure was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                of application. (Initial/09/XX/2020)                                                         provided as was disclosed on CD prior to closing CD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $1,580.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7308)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Discount Points.  Fee Amount of $1,724.06 exceeds tolerance of $696.00.  Insufficient or no cure was provided to the borrower. (7200)
243865749 XXX       $XXX      HI    2/XX/2021  7/XX/2020    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Income Documentation - Income Docs Missing:: Borrower: XXX 1040 (2019)               Most recent tax return for year 2019 not provided.                                                                                                                                                        2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: File was missing a copy of  REVIEWER - CURED COMMENT (2022/XX/15): Sufficient Cure Provided At Closing                                                                                                                      -
                                                                                              SHQM                                                                                               [3] Application / Processing - Missing Document: Fraud Report not provided               File was missing a copy of the Fraud Report.                                                                                                                                                                                                                          [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided the Initial Loan application.
                                                                                              (GSE/Agency                                                                                        [3] Guideline Issue - This loan closed during the COVID-19 affected timeframe.  Asset    This loan closed during the COVID-19 affected timeframe. Asset Account date is                                                                                                                                                                                        At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for        Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing:
                                                                                              Eligible)                                                                                          Account date is more than 60 days prior to the Note date or notary date.: Financial      more than 60 days prior to the Note date or notary date.                                                                                                                                                                                                              Subordination Fee.  Fee Amount of $250.00 exceeds tolerance of $0.00.  Sufficient or excess  Fee Amount of $250.00 exceeds tolerance of $0.00. No coc provided
                                                                                                                                                                                                 Institution: XXX // Account Type: Savings / Account Number: XXXX Note Date: 02/XX/2021;                                                                                                                                                                                                                                                                        cure was provided to the borrower at Closing. (7559)
                                                                                                                                                                                                 Notary Date: 02/XX/2021
243757512 XXX       $XXX      NY    11/XX/2020 7/XX/2020    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                   A copy of the Hazard Insurance is missing from the loan file.                                                                                                                                             2           B           B           B           B           [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late State Compliance - New York Late Charge Percent Testing: Note reflects 5% late fee for New York.                                                                                                                                                                                                        -
                                                                                              SHQM                                                                                               [3] Guideline Issue - This loan closed during the COVID-19 affected timeframe.  Asset                                                                                                                                                                                                                                                                          charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                              (GSE/Agency                                                                                        Account date is more than 60 days prior to the Note date or notary date.: Financial
                                                                                              Eligible)                                                                                          Institution: XXX // Account Type: Savings / Account Number: XXXX Note Date: 11/XX/2020;
                                                                                                                                                                                                 Notary Date: 11/XX/2020
243279730 XXX       $XXX      NJ    9/XX/2020  7/XX/2020    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Unable to determine guidelines used at time of      REVIEWER - CURED COMMENT (2022/XX/16): Sufficient Cure Provided At Closing                                                                                                                      TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. origination.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier receipt
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/09/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $200.00 exceeds tolerance of $50.00 plus 10% or $55.00.  Sufficient or excess cure was provided to the borrower at Closing. (0)
243286483 XXX       $XXX      NY    12/XX/2020 7/XX/2020    Investment Refinance Rate/Term    N/A          2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not  Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to  Timely: Evidence of earlier receipt not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
243493372 XXX       $XXX      NY    11/XX/2020 7/XX/2020    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                             2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               State Compliance - New York Late Charge Percent Testing: Note Reflected 5% Late Charge Percent.                                                                                                                                                                                                         -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure Issue
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       charge percent of 5.00000% exceeds the state maximum of 2%.                                  Date Reflected 11/XX/2020.
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   Closing Date Reflected 11/XX/2020.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/11/XX/2020)                                         Insufficient Cure. No Change of Circumstance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Tax.  Fee Amount of $96.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (8304)
243224422 XXX       $XXX      AK    10/XX/2020 7/XX/2020    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: The lenders initial 1003 is                                                                                                                                                                                                 -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   missing from file.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         business days prior to closing. (Initial/10/XX/2020)                                         borrower receipt was not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan     increased without a valid COC, no cure provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Discount Points.  Fee Amount of $1,822.50 exceeds tolerance of $1,264.00.  Insufficient or no cure was provided to the borrower. (7200)
243389902 XXX       $XXX      NY    12/XX/2020 7/XX/2020    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Credit Documentation - The Approval/AUS CLTV is greater than the system calculated   The actual appraised value is $XXX vs the AUS value used for the LTV of $XXX.                                                                                                                             3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: An Originatior Loan Designation was not provided by                                                                                                                                                                                                 TILA ATR/QM
                                                                                                                                                                                                 CLTV.  The file is missing evidence of a second lien.                                                                                                                                                                                                                                                                                                          Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Seller.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    State Compliance - New York Late Charge Percent Testing: The late charge percentage disclosed on the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Note exceeds the maximum allowable for NY state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: No valid
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  COC provided, nor evidence of cure in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,731.68 exceeds tolerance of $2,157.00 plus 10% or $2,372.70.  Insufficient or no cure was provided to the borrower. (0)
243435600 XXX       $XXX      NY    12/XX/2020 7/XX/2020    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                    SELLER - GENERAL                                                                                                       2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               State Compliance - New York Late Charge Percent Testing: Note Reflected 5% Late Charge exceeding NY                                                                                     GENERAL COMMENT (2022/XX/05): MI was cancelled effective 12/XX/2021                                             -
                                                                                              SHQM                                                                                               provided                                                                                                                                                                    COMMENT                                                                                                                                                                            [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late State Maximum of 2%.
                                                                                              (GSE/Agency                                                                                        [3] Guideline Issue - This loan closed during the COVID-19 affected timeframe.  Asset                                                                                       (2022/XX/05): MI was                                                                                                                                                               charge percent of 5.00000% exceeds the state maximum of 2%.                                  Federal Compliance - (Missing Data) Last Rate Set Date: The Rate Lock Date Documentation was not
                                                                                              Eligible)                                                                                          Account date is more than 60 days prior to the Note date or notary date.: Financial                                                                                         cancelled effective                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   Provided.
                                                                                                                                                                                                 Institution: XXX // Account Type: Checking / Account Number: XXXX, Financial                                                                                                12/XX/2021                                                                                                                                                                         Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and      Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure
                                                                                                                                                                                                 Institution: XXX // Account Type: Checking / Account Number: XXXX Note Date: 12/XX/2020;                                                                                    REVIEWER - GENERAL                                                                                                                                                                 Transaction Date used to determine rate used for testing.                                    Issue Date 12/XX/2020.
                                                                                                                                                                                                 Notary Date: 12/XX/2020                                                                                                                                                     COMMENT                                                                                                                                                                            [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   Closing Date 12/XX/2020.
                                                                                                                                                                                                 Note Date: 12/XX/2020;  Notary Date: 12/XX/2020                                                                                                                             (2022/XX/06):                                                                                                                                                                      Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                             Mortgage Insurance                                                                                                                                                                 business days prior to closing. (Initial/12/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                             cancelled
                                                                                                                                                                                                                                                                                                                                                                             12/XX/2021, however
                                                                                                                                                                                                                                                                                                                                                                             Certificate from
                                                                                                                                                                                                                                                                                                                                                                             origination missing
                                                                                                                                                                                                                                                                                                                                                                             from the loan file.
243220807 XXX       $XXX      NY    9/XX/2020  7/XX/2020    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late State Compliance - New York Late Charge Percent Testing: Note late charge percent of 5% exceeds the                                                                                                                                                                                                     -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              charge percent of 5.00000% exceeds the state maximum of 2%.                                  state maximum of 2%.
                                                                                              (GSE/Agency
                                                                                              Eligible)
243912064 XXX       $XXX      NY    9/XX/2020  7/XX/2020    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                   Hazard insurance was not provided                                                                                                                                                                         2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               State Compliance - New York Late Charge Percent Testing: The late fee percentage disclosed on the Note                                                                                                                                                                                                  -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late is 5% which exceeds maximum for the state.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                              Eligible)
243513262 XXX       $XXX      CA    9/XX/2020  7/XX/2020    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Guideline Issue - Employment was not verified within 10 days of the note date.:      Verification of employment not within 10 business days of Note.                                                                                                                                           2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing signed and dated                                                                                                                                                                                                    -
                                                                                              SHQM                                                                                               Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:          This loan closed during the COVID-19 affected timeframe. Asset Account date is                                                                                                                                                                                        [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   initial 1003.
                                                                                              (GSE/Agency                                                                                        02/XX/2018                                                                               more than 60 days prior to the Note date or notary date.                                                                                                                                                                                                              Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: No evidence borrower
                                                                                              Eligible)                                                                                          [3] Guideline Issue - This loan closed during the COVID-19 affected timeframe.  Asset    This loan closed during the COVID-19 affected timeframe. VOE was not provided                                                                                                                                                                                         business days prior to closing. (Initial/09/XX/2020)                                         received closing disclosure 3 business days prior to closing in the loan file.
                                                                                                                                                                                                 Account date is more than 60 days prior to the Note date or notary date.: Financial      within 10 days before note date or prior to disbursement date.
                                                                                                                                                                                                 Institution: XXX // Account Type: Checking / Account Number: XXXX, Financial             Verification(s) of employment is not within 10 business days of the Note.
                                                                                                                                                                                                 Institution: XXX // Account Type: Savings / Account Number: XXXX Note Date: 09/XX/2020;
                                                                                                                                                                                                 Notary Date: 09/XX/2020
                                                                                                                                                                                                 Note Date: 09/XX/2020;  Notary Date: 09/XX/2020
                                                                                                                                                                                                 [3] Guideline Issue - This loan closed during the COVID-19 affected timeframe. VOE was not provided within 10 days before note date or prior to disbursement date. At least one of these requirements are missing:  Employer Letter, Paystub, Account Statement within
                                                                                                                                                                                                 10 days before note date or prior to disbursement date.: Borrower: XXX // Employment
                                                                                                                                                                                                 Type: Employment / Income Type: Wages / Start Date: 02/XX/2018 Note Date: 09/XX/2020
                                                                                                                                                                                                 [3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start
                                                                                                                                                                                                 Date: 02/XX/2018
243089883 XXX       $XXX      DC    10/XX/2020 7/XX/2020    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days     Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to                                                                                                                                                                                                           -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a    Consummation: File is missing evidence the borrower was provided and received a copy of appraisal at
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       copy of each valuation to applicant three (3) business days prior to consummation.           least 3 business days prior to closing.
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         (Type:Primary/08/XX/2020)                                                                    Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 is missing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - (Missing Data) Last Rate Set Date: Rate Lock Date not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
243496032 XXX       $XXX      OR    9/XX/2020  7/XX/2020    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Guideline Issue - This loan closed during the COVID-19 affected timeframe.  Asset    This loan closed during the COVID-19 affected timeframe. Asset Account date is                                                                                                                            2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Please provide creditors                                                                                                                                                                                                    -
                                                                                              SHQM                                                                                               Account date is more than 60 days prior to the Note date or notary date.: Financial      more than 60 days prior to the Note date or notary date.                                                                                                                                                                                                              [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   initial signed and dated 1003.
                                                                                              (GSE/Agency                                                                                        Institution: XXX // Account Type: Money Markets / Account Number: XXXX, Financial                                                                                                                                                                                                                                                                              Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not
                                                                                              Eligible)                                                                                          Institution: XXX // Account Type: Savings / Account Number: XXXX Note Date: 09/XX/2020;                                                                                                                                                                                                                                                                        business days prior to closing. (Initial/09/XX/2020)                                         provided to Borrower(s) at least three (3) business days prior to closing.
                                                                                                                                                                                                 Notary Date: 09/XX/2020
                                                                                                                                                                                                 Note Date: 09/XX/2020;  Notary Date: 09/XX/2020
243907528 XXX       $XXX      NY    12/XX/2020 7/XX/2020    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10%                                                                                                                                                                                                         -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              charge percent of 5.00000% exceeds the state maximum of 2%.                                  tolerance was exceeded by $3336.22. No valid COC provided, nor evidence of cure in file.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount increased with no valid change of circumstance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                of $3,336.22 exceeds tolerance of $2,730.00 plus 10% or $3,003.00.  Insufficient or no cure  Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Rate lock
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                was provided to the borrower. (0)                                                            Fee Increased with no cure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Deed     Discount Points Fee was  last disclosed as $997.00 on LE but disclosed as $1400.00 on Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Preparation Fee.  Fee Amount of $75.00 exceeds tolerance of $0.00.  Insufficient or no cure  Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                was provided to the borrower. (75237)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lock Fee.  Fee Amount of $175.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7335)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Discount Points.  Fee Amount of $1,400.00 exceeds tolerance of $997.00.  Insufficient or no cure was provided to the borrower. (7200)
243185555 XXX       $XXX      NY    12/XX/2020 7/XX/2020    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                             3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Loan designation have not been provided in file.                                                                                                                                                                                                    TILA ATR/QM
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Unable to determine loan designation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    State Compliance - New York Late Charge Percent Testing: The late charge percentage disclosed on the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late Note exceeds the maximum allowable for NY state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       tax fees increased from $15.00 to $66.80 at final closing with no valid change of circumstance provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer for the increase.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Tax.  Fee Amount of $66.80 exceeds tolerance of $15.00.  Insufficient or no cure was         Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Rate lock
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided to the borrower. (8304)                                                             fees increased from $0.00 to $494.38 at final closing with no valid change of circumstance provided for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       the increase.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate     Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lock Fee.  Fee Amount of $494.38 exceeds tolerance of $0.00.  Insufficient or no cure was    discount point fees increased from $5,473.00 to $6,426.88 at final closing with no valid change of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided to the borrower. (7335)                                                             circumstance provided for the increase.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Discount Points.  Fee Amount of $6,426.88 exceeds tolerance of $5,473.00.  Insufficient or no cure was provided to the borrower. (7200)
243078277 XXX       $XXX      NY    10/XX/2020 9/XX/2020    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    AUS requirements not fully met.  File is missing Evidence of MI as required per    SELLER - GENERAL                                                                                                       3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Originator Loan Designation not provided                                                                                            GENERAL COMMENT (2022/XX/05): MI was cancelled effective 01/XX/2022                                             TILA ATR/QM
                                                                                                                                                                                                 were not met                                                                             AUS.                                                                               COMMENT                                                                                                                                                                            Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. State Compliance - New York Late Charge Percent Testing: Note late charge percent of 5.00000% exceeds
                                                                                                                                                                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                      (2022/XX/05): MI was                                                                                                                                                               Due Diligence Loan Designation is Non QM.                                                    the state maximum of 2%
                                                                                                                                                                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                    cancelled effective                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: CD not provided to
                                                                                                                                                                                                 provided                                                                                                                                                                    01/XX/2022                                                                                                                                                                         charge percent of 5.00000% exceeds the state maximum of 2%.                                  Borrower(s) at least three (3) business days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL                                                                                                                                                                 [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10%
                                                                                                                                                                                                                                                                                                                                                                             COMMENT                                                                                                                                                                            Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     tolerance was exceeded by $486.40.  No valid COC provided, nor evidence of cure in file. Provide a
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/06):                                                                                                                                                                      business days prior to closing. (Initial/10/XX/2020)                                         post-close CD disclosing the tolerance cure to include $486.40, a copy of refund check, proof of
                                                                                                                                                                                                                                                                                                                                                                             Mortgage Insurance                                                                                                                                                                 [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
                                                                                                                                                                                                                                                                                                                                                                             cancelled                                                                                                                                                                          Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount
                                                                                                                                                                                                                                                                                                                                                                             01/XX/2022, however                                                                                                                                                                of $1,725.00 exceeds tolerance of $1,126.00 plus 10% or $1,238.60.  Insufficient or no cure
                                                                                                                                                                                                                                                                                                                                                                             Certificate from                                                                                                                                                                   was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                             origination missing
                                                                                                                                                                                                                                                                                                                                                                             from the loan file.
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL
                                                                                                                                                                                                                                                                                                                                                                             COMMENT
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/07):
                                                                                                                                                                                                                                                                                                                                                                             Exception remains.
                                                                                                                                                                                                                                                                                                                                                                             Mortgage Insurance
                                                                                                                                                                                                                                                                                                                                                                             Certificate (MIC)
                                                                                                                                                                                                                                                                                                                                                                             was issued at the
                                                                                                                                                                                                                                                                                                                                                                             time of Closing
                                                                                                                                                                                                                                                                                                                                                                             though it has been
                                                                                                                                                                                                                                                                                                                                                                             cancelled now. To
                                                                                                                                                                                                                                                                                                                                                                             mitigate this
                                                                                                                                                                                                                                                                                                                                                                             concern need MIC
                                                                                                                                                                                                                                                                                                                                                                             copy issued at the
                                                                                                                                                                                                                                                                                                                                                                             time of origination.
243004758 XXX       $XXX      OH    9/XX/2020  7/XX/2020    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: An Originatior Loan Designation was not provided by                                                                                                                                                                                                 TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Seller.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: The effective date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA   the Appraisal is before the signature date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial signed and dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                when valuation was performed.  Unable to determine compliance with appraisal timing          1003 not found at time of review, 11/XX/2022
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                requirements. (Type:Primary/08/XX/2020)                                                      State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Information Document Not Retained by Lender): Evidence of Borrower receipt is missing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices    Analysis): Lender net benefit determination is missing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by   State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                lender.                                                                                      Evidence of Borrower receipt is missing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided): Ohio Consumer Sales Practices Act: Borrower not provided Right Not To Close
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure.
243813184 XXX       $XXX      NY    11/XX/2020 7/XX/2020    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [2] Guideline Issue - The origination guidelines are not available. Due diligence review No Guidelines provided.                                                                                                                                                                                   2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 is missing.                                                                                                                                                                                                    -
                                                                                              SHQM                                                                                               based on non-origination guidelines (i.e. aggregator, seller).                                                                                                                                                                                                                                                                                                 [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late State Compliance - New York Late Charge Percent Testing: Late charge percentage of 5% is in excess of
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       charge percent of 5.00000% exceeds the state maximum of 2%.                                  NY States maximum of 2%.
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax Fee was disclosed on the initial loan estimate $144.00 but disclosed as $157.20 on the final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Tax.  Fee Amount of $157.20 exceeds tolerance of $144.00.  Insufficient or no cure was       closing disclosure without a valid change of circumstance. Evidence of cure for the increase of $13.20
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided to the borrower. (8304)                                                             was not provided.
243375317 XXX       $XXX      NY    6/XX/2021  10/XX/2020   Primary    Purchase               Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Lender's Initial 1003 not                                                                                                                                                                                                   -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late provided
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       charge percent of 5.00000% exceeds the state maximum of 2%.                                  State Compliance - New York Late Charge Percent Testing: Note late charge percent of 5.00000% exceeds
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA:        the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.   Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: Initial escrow account
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   statement does not match charges on HUD-1/Final Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/06/XX/2021)                                         provided to Borrower(s) at least three (3) business days prior to closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Total
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount amount of $700.00 exceeds tolerance of $254.00 plus 10% with no cure Insufficient or no cure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                of $700.00 exceeds tolerance of $254.00 plus 10% or $279.40.  Insufficient or no cure was    Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided to the borrower. (0)                                                                Attorney Review Fee. Fee Amount of $1,450.00 exceeds tolerance of 0.00 with  no cure was provided to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Attorney Review Fee.  Fee Amount of $1,450.00 exceeds tolerance of $0.00.  Insufficient or   Abstract / Title Search Fee Amount of $570.00 exceeds tolerance of $0.00 with no cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                no cure was provided to the borrower. (77166)                                                Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Fee Amount of $820.00 exceeds tolerance of $485.00 with no cure was provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Rate Lock
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Abstract / Title Search.  Fee Amount of $570.00 exceeds tolerance of $0.00.  Insufficient or Fee Amount of $180.00 exceeds tolerance of $0.00 with no cure no cure was provided to the borrower. (77163)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $820.00 exceeds tolerance of $485.00.  Insufficient or no cure was provided to the borrower. (7506)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lock Fee.  Fee Amount of $180.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7335)
243538699 XXX       $XXX      NY    2/XX/2021  8/XX/2020    Primary    Purchase               Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: The initial 1003 Loan                                                                                                                                                                                                       -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late Application is missing from the file.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       charge percent of 5.00000% exceeds the state maximum of 2%.                                  State Compliance - New York Late Charge Percent Testing: The Note reflects a late charge of 5%, which
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   exceeds the NY state maximum late charge of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and      Federal Compliance - (Missing Data) Last Rate Set Date: The file is missing the Rate Lock Confirmation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.                                    Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The file does not contain
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   evidence the initial CD was provided to the borrower within 3 days of closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/02/XX/2021)
243290110 XXX       $XXX      NY    11/XX/2020 7/XX/2020    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, PA Insurance                                                                                                                                                                                                                  2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: A Valid COC                                                                                                                                                                                                 -
                                                                                              SHQM                                                                                               Verification, Tax Verification                                                                                                                                                                                                                                                                                                                                 [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late or sufficient Cure for the increase in the Recording fee was not provided in the loan file
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $395.00 exceeds tolerance of $261.00 plus 10% or $287.10.  Insufficient or no cure was provided to the borrower. (0)
243213824 XXX       $XXX      TX    11/XX/2020 7/XX/2020    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                             2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                                                                                                                                       -
                                                                                              SHQM                                                                                               [3] Guideline Issue - This loan closed during the COVID-19 affected timeframe.  Asset
                                                                                              (GSE/Agency                                                                                        Account date is more than 60 days prior to the Note date or notary date.: Financial
                                                                                              Eligible)                                                                                          Institution: XXX // Account Type: Savings / Account Number: XXXX Note Date: 11/XX/2020;
                                                                                                                                                                                                 Notary Date: 11/XX/2020
                                                                                                                                                                                                 [3] Guideline Issue - This loan closed during the COVID-19 affected timeframe. VOE was not provided within 10 days before note date or prior to disbursement date. At least one of these requirements are missing:  Employer Letter, Paystub, Account Statement within
                                                                                                                                                                                                 10 days before note date or prior to disbursement date.: Borrower: XXX // Employment
                                                                                                                                                                                                 Type: Employment / Income Type: Wages / Start Date: 11/XX/1992 Note Date: 11/XX/2020
243264272 XXX       $XXX      NY    10/XX/2020 7/XX/2020    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                   The loan file is missing a copy of the hazard insurance.                                                                                                                                                  3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Loan Designation not provided by the Seller.                                                                                                                                                                                                        TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. State Compliance - New York Late Charge Percent Testing: Note reflects a late charge of 5% for New
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    York.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
243803053 XXX       $XXX      NY    10/XX/2020 7/XX/2020    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Guideline Issue - Borrower has been on current job less than 2 years, and prior      Prior employment not provided                                                                                                                                                                             3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not                                                                                                                                                                                                      TILA ATR/QM
                                                                                                                                                                                                 employment history was not documented as required.: Borrower: XXX // Employment Type:                                                                                                                                                                                                                                                                          Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. provided to Borrower(s) at least three (3) business days prior to closing
                                                                                                                                                                                                 Employment / Income Type: Wages / Start Date: 07/XX/2019                                                                                                                                                                                                                                                                                                       Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               tax disclosed was  last disclosed as 84.00 on LE but disclosed as $111.00 on Final Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Rate lock
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  fee disclosed was  last disclosed as $0.00 on LE but disclosed as $462.50 on Final Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     Discount Points Fee disclosed was  last disclosed as $0.00 on LE but disclosed as $462.50 on Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/XX/20/2020)                                         Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Tax.  Fee Amount of $111.00 exceeds tolerance of $84.00.  Insufficient or no cure was provided to the borrower. (8304)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lock Fee.  Fee Amount of $462.50 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7335)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Discount Points.  Fee Amount of $462.50 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
243209212 XXX       $XXX      TX    10/XX/2020 7/XX/2020    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Loan Designation was not provided by the Lender and                                                                                                                                                                                                 TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. the Due Diligence Loan Designation tested as Non QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               provided within time frame prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/10/XX/2020)
243885110 XXX       $XXX      NY    10/XX/2020 7/XX/2020    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late State Compliance - New York Late Charge Percent Testing: Late charge of 5% exceeds state maximum of 2%.                                                                                                                                                                                                 -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              charge percent of 5.00000% exceeds the state maximum of 2%.                                  Federal Compliance - (Missing Data) Last Rate Set Date: Rate lock documentation not provided.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing:
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and      Estimated Property Costs over Year 1 of $27,094.08 does not equal amount listed on appraisal of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.                                    $2067.57 a month X 12 = $24,810.84.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Title Fees
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated       totaling $1570 exceeds tolerance of $638.  Insufficient cure provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Property Costs over Year 1 of 27,094.08 on Final Closing Disclosure provided on 10/XX/2020 not accurate. (Final/10/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,570.00 exceeds tolerance of $580.00 plus 10% or $638.00.  Insufficient or no cure was provided to the borrower. (0)
243497931 XXX       $XXX      NC    11/XX/2020 7/XX/2020    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, SC Other            Additional supporting documentation for $61.57 per 1003 for property XXX.                                                                                                                                 3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Unable to determine loan designation.                                                                                                                                                                                                               TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: Escrow
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Account section (pg 4) indicates loan will have an escrow account and "Non-Escrowed Property Costs over
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Year 1" does not match the annual sum of the actual monthly non-escrowed costs.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1    Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Rate Lock
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property   Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, nor evidence
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Costs over Year 1 of 1,526.66 on Final Closing Disclosure provided on 11/XX/2020 not         of cure.  Provide a post-close CD disclosing the tolerance cure to include $405.00, a copy of refund
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                accurate. (Final/11/XX/2020)                                                                 check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       changes made.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lock Fee.  Fee Amount of $405.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7335)
243397225 XXX       $XXX      MI    8/XX/2020  7/XX/2020    Primary    Purchase               Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial CD dated 8/XX/2020                                                                                                                                                                                                  -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   was not issue three business days prior to closing date of 8/XX/2020.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: No Valid
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         business days prior to closing. (Initial/08/XX/2020)                                         COC or cure provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $841.33 exceeds tolerance of $XXX.00 plus 10% or $756.80.  Insufficient or no cure was provided to the borrower. (0)
243064127 XXX       $XXX      DE    10/XX/2020 7/XX/2020    Primary    Purchase               Temporary    2        B        B        B        B                                                 [3] Document Error - Hazard Insurance policy does not list Lender or Servicer and its                                                                                       SELLER - GENERAL                                                                                                       2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided                                                                                     GENERAL COMMENT (2022/XX/05): Cert Attached                                                                     -
                                                                                              SHQM                                                                                               successors and assigns, per guideline requirements.                                                                                                                         COMMENT                                                                                                                                                                            [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations   Within 3 Business Days of Application: Actual application date not provided. The List of Homeownership
                                                                                              (GSE/Agency                                                                                        [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                    (2022/XX/05): Cert                                                                                                                                                                 Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): Counseling Organizations was provided to borrower on 9/XX/20, more than 3 business days from
                                                                                              Eligible)                                                                                          provided                                                                                                                                                                    Attached                                                                                                                                                                           List of Homeownership Counseling Organizations not provided to applicant within three (3)    application date of 7/XX/20.
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL                                                                                                                                                                 business days of application.                                                                Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: Appraisal Disclosure is signed by the
                                                                                                                                                                                                                                                                                                                                                                             COMMENT                                                                                                                                                                            [2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not       Borrower on 10/XX/20, more than 3 days from loan application date.
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/06): The MI                                                                                                                                                               evidence the consumer was provided with the right to receive a copy of the Appraisal         Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure was not
                                                                                                                                                                                                                                                                                                                                                                             certificate was                                                                                                                                                                    Disclosure within 3 days of the loan application date.                                       provided to borrower within 3 business days of Closing.
                                                                                                                                                                                                                                                                                                                                                                             provided evidencing                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   Federal Compliance - TRID Loan Estimate Timing: Initial Loan Estimate is dated 9/XX/20, more than 3
                                                                                                                                                                                                                                                                                                                                                                             MI insurance is in                                                                                                                                                                 Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     business days from the Loan Application Date of 7/XX/20
                                                                                                                                                                                                                                                                                                                                                                             place at origination                                                                                                                                                               business days prior to closing. (Initial/10/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                             however the monthly                                                                                                                                                                [2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan
                                                                                                                                                                                                                                                                                                                                                                             premium is not                                                                                                                                                                     Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days
                                                                                                                                                                                                                                                                                                                                                                             outlined on the                                                                                                                                                                    of application. (Initial/09/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                             certificate. The
                                                                                                                                                                                                                                                                                                                                                                             premium amount
                                                                                                                                                                                                                                                                                                                                                                             appears on the first
                                                                                                                                                                                                                                                                                                                                                                             payment letter, 1008
                                                                                                                                                                                                                                                                                                                                                                             and/or CD and
                                                                                                                                                                                                                                                                                                                                                                             matches the amount
                                                                                                                                                                                                                                                                                                                                                                             calculated from the
                                                                                                                                                                                                                                                                                                                                                                             rates on the
                                                                                                                                                                                                                                                                                                                                                                             certificate.
243239580 XXX       $XXX      NY    11/XX/2020 7/XX/2020    Primary    Refinance Limited      Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Please provide the signed,                                                                                  GENERAL COMMENT (2022/XX/05): Disagree: Final disclosed finance charge is $36,627.43.                           -
                                                                       Cash-out GSE           SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late and dated, Initial 1003.                                                                                                                                                                Calculated finance charge is $36,627.60. Finance charge is understated by $0.17 and is
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       charge percent of 5.00000% exceeds the state maximum of 2%.                                  State Compliance - New York Late Charge Percent Testing: The late charge, per the Note, of 5% exceeds                                                                                   acceptable. Fees include: Points $235.00, Processing $1,125.00, Attorney Fee $1,200.00
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial   the NY state max of 2%; however, the Note contains verbiage that Loan Charges will not exceed permitted                                                                                 and Prepaid Interest $108.81. Please see attached Brooks calculations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                escrow account statement was not provided to the borrower.                                   limits.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date:    Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: Please provide the Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to conclusively determine date of consummation. Note date used as transaction date    escrow account statement.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                for purposes of determining compliance with rescission timing requirements                   Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: The Notary Date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   is missing from the Security Instument, and a Notary Acknoledgement is also not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The Initial CD was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/11/XX/2020)                                         executed as received by the borrower at least 3 days prior to closing.
243884879 XXX       $XXX      CA    12/XX/2020 8/XX/2020    Primary    Refinance Rate/Term    Temporary    3        C        C        B        B                                                 [3] Lien - Missing evidence of lien position on Other Financing.: Lien Position: 2                                                                                                                                                                                                                 3           C           C           B           B           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Originator Loan Designation of Temporary SHQM                                                                                                                                                                                                   TILA ATR/QM
                                                                                              HPQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).                      Eligible).
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        tolerance was exceeded by $1,334.80   No valid COC provided, nor evidence of cure in file. Provide a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount post-close CD disclosing the tolerance cure to include $$1,334.80, a copy of refund check, proof of of $1,711.00 exceeds tolerance of $342.00 plus 10% or $376.20.  Insufficient or no cure was  delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided to the borrower. (0)                                                                Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Subordination Fee was  last disclosed as $0.00 on LE but disclosed as $250.00 on Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for          Disclosure.  File does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Subordination Fee.  Fee Amount of $250.00 exceeds tolerance of $0.00.  Insufficient or no    post-close CD disclosing the tolerance cure to include $250.00, a copy of refund check, proof of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                cure was provided to the borrower. (7559)                                                    delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
243374584 XXX       $XXX      NJ    10/XX/2020 8/XX/2020    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] General - Missing Document: COVID-19 Attestation not provided                        Covid-19 attestation not found at time of review, 11/XX/2022                                                                                                                                              2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan  Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial signed and dated                                                                                                                                                                                                    -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              program disclosure not provided to the borrower.                                             1003 not found at time of review, 11/XX/2022
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:      Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. provided to Borrower(s) at least three (3) business days prior to closing. (Initial/10/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October Fee Tolerance exceeded. Total amount of $100.00 exceeds tolerance of $50.00 plus 10% or $55.00.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated       Insufficient or no cure was provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Property Costs over Year 1 of 12,439.00 on Final Closing Disclosure provided on 10/XX/2020 not accurate. (Final/10/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/10/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,100.00 exceeds tolerance of $50.00 plus 10% or $55.00.  Insufficient or no cure was provided to the borrower. (0)
243415066 XXX       $XXX      NY    1/XX/2021  8/XX/2020    Primary    Purchase               Temporary    2        B        B        B        B                                                 [3] Closing / Title - Missing Document: Co-Op Stock Certificate not provided             Co-cop stock cert missing from file                                                                                                                                                                       2           B           B           B           B           [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late State Compliance - New York Late Charge Percent Testing: Note late charge percent of 5.00000% exceeds                                                                                                                                                                                                   -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              charge percent of 5.00000% exceeds the state maximum of 2%.                                  the state maximum of 2%.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations   Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): Within 3 Business Days of Application: Evidence of earlier borrower receipt was not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                List of Homeownership Counseling Organizations not provided to applicant within three (3)    Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: Evidence of earlier borrower receipt was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days of application.                                                                not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not       Federal Compliance - TRID Loan Estimate Timing: Evidence of earlier borrower receipt was not found in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                evidence the consumer was provided with the right to receive a copy of the Appraisal         file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure within 3 days of the loan application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/10/XX/2020)
243970861 XXX       $XXX      NY    6/XX/2021  8/XX/2020    Investment Refinance Cash-out -   N/A          1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Other
243847739 XXX       $XXX      CA    9/XX/2020  8/XX/2020    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                                                                                                                                       -
                                                                                              SHQM
                                                                                              (GSE/Agency
                                                                                              Eligible)
243416824 XXX       $XXX      NY    12/XX/2016 6/XX/2016    Primary    Purchase               Temporary    2        B        B        B        B                                                 [3] Insurance Documentation - Hazard Insurance Error: Missing HO-6 policy, blanket       Master policy does not reflect "walls-in" or "all-in" coverage.  A HO-6 policy was                                                                                                                        2           B           B           B           B           [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier         REVIEWER - CURED COMMENT (2022/XX/15): Sufficient Cure Provided At Closing                                                                                                                      -
                                                                                              SHQM                                                                                               hazard insurance policy provided does not contain unit interior coverage.                not provided.                                                                                                                                                                                                                                                         Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     borrower receipt was not provided.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       business days prior to closing. (Initial/12/XX/2016)
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Re-Inspection Fee.  Fee Amount of $300.00 exceeds tolerance of $150.00.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Sufficient or excess cure was provided to the borrower at Closing. (75103)
243034524 XXX       $XXX      LA    12/XX/2016 10/XX/2016   Primary    Purchase               Safe Harbor  2        B        B        B        B                                                 [3] Mortgage / Program Eligibility - AUS Findings: Combined loan to value discrepancy.:  Provide copy of most recent LP findings verifying total CLTV at 103.0909 due to                                                                                                                           2           B           B           B           B           [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Tax                                                                                                                                                                                                        -
                                                                                              QM                                                                                                 Calculated combined loan to value percentage of 103.09091% exceeds AUS combined loan to  second lien from XXX HUD instead of a gift fund of $15,000.00.                                                                                                                                                                                                        Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax      service  fee was last disclosed as $0.00 on LE but disclosed as $114.00 on Final Closing Disclosure.
                                                                                                                                                                                                 value percentage of 94.00000%.                                                           Need updated LP findings reflecting second lien on property increasing CLTV to                                                                                                                                                                                        Service Fee (Life Of Loan).  Fee Amount of $114.00 exceeds tolerance of $0.00.  Insufficient Provide a post-close CD disclosing the tolerance cure to include $114.00, a copy of refund check, proof
                                                                                                                                                                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    103.00%.  HUD form Gov't assistance in file and CD verifies funds receipt from                                                                                                                                                                                        or no cure was provided to the borrower. (7580)                                              of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changed made
                                                                                                                                                                                                 were not met                                                                             Gov't assistance loan.                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       or VCC.
                                                                                                                                                                                                 [3] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial   Provide complete statement for XXX on month of November to meet guideline.                                                                                                                                                                                            Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Insurance
                                                                                                                                                                                                 Institution: XXX // Account Type: Checking / Account Number: XXXX                                                                                                                                                                                                                                                                                              Insurance Binder Fee.  Fee Amount of $25.00 exceeds tolerance of $0.00.  Insufficient or no  Binder  fee was last disclosed as $0.00 on LE but disclosed as $25.00 on Final Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                cure was provided to the borrower. (7566)                                                    Provide a post-close CD disclosing the tolerance cure to include $25.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changed made or VCC.
243557806 XXX       $XXX      TX    7/XX/2017  6/XX/2017    Primary    Purchase               Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not                                                                                                                                                                                                      -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     provided to Borrower at least three business days prior to closing.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       business days prior to closing. (Initial/XX/20/2017)
                                                                                              Eligible)
243705693 XXX       $XXX      NY    3/XX/2019  1/XX/2019    Primary    Purchase               Temporary    2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                    SELLER - GENERAL                                                                                                       2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Due to missing MI cert                                                                                            GENERAL COMMENT (2022/XX/05): Cert Attached                                                                     -
                                                                                              SHQM                                                                                               provided                                                                                                                                                                    COMMENT                                                                                                                                                                            [2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA:        Federal Compliance - TRID Loan Estimate Timing: Loan Estimate not delivered or placed in the mail to
                                                                                              (GSE/Agency                                                                                        [3] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after                                                                                             (2022/XX/05): Cert                                                                                                                                                                 Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.   Borrower(s) within three (3) business days of application. (Initial/01/XX/2019)
                                                                                              Eligible)                                                                                          closing.: Hazard Insurance Policy Effective Date 03/XX/2019, Disbursement Date:                                                                                             Attached                                                                                                                                                                           [2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA         Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid
                                                                                                                                                                                                 03/XX/2019                                                                                                                                                                  REVIEWER - GENERAL                                                                                                                                                                 Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2019   COC or cure provided.
                                                                                                                                                                                                                                                                                                                                                                             COMMENT                                                                                                                                                                            disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of  Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TRID Zero
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/06): The MI                                                                                                                                                               payments for the loan (fee amounts included in TOP calculation are based on Closing          Percent Tolerance Violation With Insufficient Cure Provided At Closing.
                                                                                                                                                                                                                                                                                                                                                                             certificate was                                                                                                                                                                    Disclosure dated 03/XX/2019). (Final/03/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                             provided evidencing                                                                                                                                                                [2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan
                                                                                                                                                                                                                                                                                                                                                                             MI insurance is in                                                                                                                                                                 Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days
                                                                                                                                                                                                                                                                                                                                                                             place at origination                                                                                                                                                               of application. (Initial/01/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                             however the monthly                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                             premium is not                                                                                                                                                                     Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage
                                                                                                                                                                                                                                                                                                                                                                             outlined on the                                                                                                                                                                    Insurance Premium.  Fee Amount of $5,230.04 exceeds tolerance of $0.00.  Insufficient or no
                                                                                                                                                                                                                                                                                                                                                                             certificate. The                                                                                                                                                                   cure was provided to the borrower. (7591)
                                                                                                                                                                                                                                                                                                                                                                             premium amount                                                                                                                                                                     [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                             appears on the first                                                                                                                                                               Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer
                                                                                                                                                                                                                                                                                                                                                                             payment letter, 1008                                                                                                                                                               Tax.  Fee Amount of $5,150.70 exceeds tolerance of $5,150.00.  Insufficient or no cure was
                                                                                                                                                                                                                                                                                                                                                                             and/or CD and                                                                                                                                                                      provided to the borrower. (8304)
                                                                                                                                                                                                                                                                                                                                                                             matches the amount
                                                                                                                                                                                                                                                                                                                                                                             calculated from the
                                                                                                                                                                                                                                                                                                                                                                             rates on the
                                                                                                                                                                                                                                                                                                                                                                             certificate.
243468117 XXX       $XXX      NJ    8/XX/2019  2/XX/2019    Primary    Refinance Cash-out -   Higher       3        C        C        B        B                                                 [3] Guideline Issue - Aged document: Primary Valuation is older than guidelines permit:  The appraisal in file was conducted more than 120 days before note date. Unable to                                                                                                                        3           C           C           B           B           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Due Diligence Loan Designation of Higher Priced                                                                                                                                                                                                 TILA ATR/QM
                                                                       Other                  Priced QM                                                                                          Valuation Type: Appraisal / Valuation Report Date: 04/XX/2019                            determine if additional conditions apply to an aged appraisal and recertification.                                                                                                                                                                                    2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    QM because the loan is following QM/ATR requirements because of missing documentation and is High
                                                                                                                                                                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    Loan file missing documentation. (see additional exceptions)                                                                                                                                                                                                          Due Diligence Loan Designation of Higher Priced QM.                                          Priced. (see additional exceptions)
                                                                                                                                                                                                 were not met                                                                             Hazard Insurance Policy was not provided for review.                                                                                                                                                                                                                  [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial Application was not
                                                                                                                                                                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   provided for review.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and      Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.                                    not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -      determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of         Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Escrowed Property Costs over Year 1 of 7,315.92 on Final Closing Disclosure provided on      Testing: Mortgage Insurance is missing from the loan file. Unable to verify Amount of Escrowed Property
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                08/XX/2019 not accurate. (Final/08/XX/2019)                                                  Costs over Year 1 difference.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated  Federal Compliance - TRID Interim Closing Disclosure Timing Test: Corrected Closing Disclosure provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure   Corrected Closing Disclosure provided on or after 08/XX/2019 contains a change  on or after 08/XX/2019 contains a change in APR and was not received by borrower at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                in APR and was not received by borrower at least three (3) business days prior to            business days prior to consummation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                consummation                                                                                 Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing       Received Date: Revised Loan Estimate provided after the date the initial Closing Disclosure was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate  provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided on or after the date the Closing Disclosure was provided. (The Revised Loan         Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Estimate was received on or after the Closing Disclosure.) (Interim/07/XX/2019)              Received Date: Revised Loan Estimate provided after the date the initial Closing Disclosure was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing       provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate  Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided on or after the date the Closing Disclosure was provided. (The Revised Loan         Percent Fee Tolerance exceeded for Title - Examination Fee. Fee Amount of $100.00 exceeds tolerance of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Estimate was received on or after the Closing Disclosure.) (Interim/07/XX/2019)              $0.00. Insufficient or no cure was provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $100.00 exceeds tolerance of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Examination Fee.  Fee Amount of $100.00 exceeds tolerance of $0.00.  Insufficient or no cure $0.00. Insufficient or no cure was provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                was provided to the borrower. (7727)                                                         Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Percent Fee Tolerance exceeded for Title - Notice of Settlement Fee. Fee Amount of $20.00 exceeds
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  tolerance of $0.00. Insufficient or no cure was provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Endorsement Fee.  Fee Amount of $100.00 exceeds tolerance of $0.00.  Insufficient or no cure Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                was provided to the borrower. (7726)                                                         Percent Fee Tolerance exceeded for Title - Wire /Funding/ Disbursement Fee. Fee Amount of $17.00
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Notice of Settlement Fee.  Fee Amount of $20.00 exceeds tolerance of $0.00.  Insufficient or Percent Fee Tolerance exceeded for Title - Copy Or Fax Fee. Fee Amount of $25.00 exceeds tolerance of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                no cure was provided to the borrower. (77213)                                                $0.00. Insufficient or no cure was provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  Percent Fee Tolerance exceeded for Title - Abstract / Title Search. Fee Amount of $126.00 exceeds
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Wire /Funding/ Disbursement Fee.  Fee Amount of $17.00 exceeds tolerance of $0.00.           tolerance of $0.00. Insufficient or no cure was provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Insufficient or no cure was provided to the borrower. (77190)                                Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $695.00 exceeds tolerance of $480.00.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  Insufficient or no cure was provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Copy Or Fax Fee.  Fee Amount of $25.00 exceeds tolerance of $0.00.  Insufficient or no cure  Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                was provided to the borrower. (77172)                                                        Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,225.00 exceeds tolerance of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       $0.00. Insufficient or no cure was provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Abstract / Title Search.  Fee Amount of $126.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77163)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $695.00 exceeds tolerance of $480.00.  Insufficient or no cure was provided to the borrower. (7506)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Discount Points.  Fee Amount of $1,225.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
243550027 XXX       $XXX      FL    10/XX/2019 9/XX/2019    Primary    Purchase               Temporary    2        B        B        B        B                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    Mortgage Insurance Certificate and Loan Application missing from the loan file.    SELLER - GENERAL                                                                                                       2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - (Missing Data) Last Rate Set Date: The rate lock date was not provided.            REVIEWER - CURED COMMENT (2022/XX/16): Sufficient Cure Provided At Closing      GENERAL COMMENT (2022/XX/05): Cert Attached                                                                     -
                                                                                              SHQM                                                                                               were not met                                                                             Mortgage Insurance Certificate missing from the loan file.                         COMMENT                                                                                                                                                                            [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs
                                                                                              (GSE/Agency                                                                                        [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                    (2022/XX/05): Cert                                                                                                                                                                 Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and      over Year 1 -  October 2018: After review of trailing documents new exception generated.
                                                                                              Eligible)                                                                                          provided                                                                                                                                                                    Attached                                                                                                                                                                           Transaction Date used to determine rate used for testing.                                    Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: The Mortgage Insurance
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL                                                                                                                                                                 [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed   Certificate was not provided.
                                                                                                                                                                                                                                                                                                                                                                             COMMENT                                                                                                                                                                            Property Costs over Year 1 -  October 2018: TILA-RESPA Integrated Disclosure - Loan          Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: The
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/06): The MI                                                                                                                                                               Disclosures: Amount of Escrowed Property Costs over Year 1 of 2,708.40 on Final Closing      Mortgage Insurance  Certificate was not provided.
                                                                                                                                                                                                                                                                                                                                                                             certificate was                                                                                                                                                                    Disclosure provided on 10/XX/2019 not accurate. (Final/10/XX/2019)                           Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The initial CD dated
                                                                                                                                                                                                                                                                                                                                                                             provided evidencing                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment:           10/XX/2016 was provided to the borrower less than 6 days prior to the actual closing date of
                                                                                                                                                                                                                                                                                                                                                                             MI insurance is in                                                                                                                                                                 TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on  10/XX/2019.
                                                                                                                                                                                                                                                                                                                                                                             place at origination                                                                                                                                                               10/XX/2019 disclosed a mortgage insurance payment for payment stream 1 that does not match   Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing:
                                                                                                                                                                                                                                                                                                                                                                             however the monthly                                                                                                                                                                the actual payment for the loan. (ProjSeq:1/2071265)                                         Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $560.00 exceeds tolerance of
                                                                                                                                                                                                                                                                                                                                                                             premium is not                                                                                                                                                                     [2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1    $460.00. A valid change of circumstance was not provided. Insufficient or no cure was provided to the
                                                                                                                                                                                                                                                                                                                                                                             outlined on the                                                                                                                                                                    Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property   borrower.
                                                                                                                                                                                                                                                                                                                                                                             certificate. The                                                                                                                                                                   Costs over Year 1 of 1,393.32 on Final Closing Disclosure provided on 10/XX/2019 not
                                                                                                                                                                                                                                                                                                                                                                             premium amount                                                                                                                                                                     accurate. (Final/10/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                             appears on the first                                                                                                                                                               [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                             payment letter, 1008                                                                                                                                                               Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                             and/or CD and                                                                                                                                                                      business days prior to closing. (Initial/10/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                             matches the amount                                                                                                                                                                 [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided
                                                                                                                                                                                                                                                                                                                                                                             calculated from the                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                             rates on the                                                                                                                                                                       Appraisal Fee.  Fee Amount of $560.00 exceeds tolerance of $460.00.  Sufficient or excess
                                                                                                                                                                                                                                                                                                                                                                             certificate.                                                                                                                                                                       cure was provided to the borrower at Closing. (7506)
243685411 XXX       $XXX      NC    6/XX/2019  5/XX/2019    Primary    Purchase               Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina State Compliance - North Carolina First Lien Late Charge Percent Testing: Late Charge exceeds                                                                                                                                                                                                           -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.           allowable.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure dated
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     06/XX/2019, was not provided at least 3 business days prior to closing date of 06/XX/2019.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/06/XX/2019)                                         Federal Compliance - TRID Lender Credit Tolerance Violation: Zero Percent Fee Tolerance exceeded due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated       change in amount of Lender Credits.  No valid Change of Circumstance provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-374.00.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (9300)
243540044 XXX       $XXX      PA    6/XX/2019  4/XX/2019    Primary    Purchase               Safe Harbor  3        C        C        B        B                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    The loan is missing documentation , as well as having an AUS of Refer with Caution                                                                                                                        3           C           C           B           B           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Due Diligence Loan Designation is ATR Risk      SELLER - GENERAL COMMENT (2022/XX/05): ATR adequately supported. Compensating   GENERAL COMMENT (2022/XX/05): ATR adequately supported. Compensating factors  1- Good                           TILA ATR/QM
                                                                                              QM                                                                                                 were not met                                                                             and additional guidelines not provided. (see additional exceptions)                                                                                                                                                                                                   2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    because lender guidelines were not provided, documentation is missing, and AUS in file being Refer with factors  1- Good residual income  2- Stable long term employment  3 - Low       residual income  2- Stable long term employment  3 - Low housing ratio   4- No recent
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation of Safe Harbor QM.                                            Caution. (see additional exceptions)                                                                    housing ratio   4- No recent derogatory credit, no lates in last 24mo  5-       derogatory credit, no lates in last 24mo  5- Spouse not on loan for potential income
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Please provide initial      Spouse not on loan for potential income not used to qualify  6- Increasing      not used to qualify  6- Increasing income trend
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed   signed and dated Loan Application                                                                       income trend
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Property Costs over Year 1 -  October 2018: TILA-RESPA Integrated Disclosure - Loan          Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs   REVIEWER - GENERAL COMMENT (2022/XX/13): EXCEPTION HISTORY - Exception Detail
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosures: Amount of Escrowed Property Costs over Year 1 of 5,700.72 on Final Closing      over Year 1 -  October 2018: Amount of Escrowed Property Costs does not reflect mortgage insurance      was updated on 12/XX/2022 PRIOR Exception Detail: Qualified Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure provided on 06/XX/2019 not accurate. (Final/06/XX/2019)                           payments.                                                                                               (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of            Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property     Eligible) does not match Due Diligence Loan Designation of ATR Risk.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan             Costs over Year 1: Amount of Non-Escrowed Property Costs does reflect mortgage insurance payments.      REVIEWER - GENERAL COMMENT (2022/XX/19): Exception is not cleared because
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 7,992.36 on Final Closing  Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Title  lender guidelines were not provided, documentation is missing, and AUS in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure provided on 06/XX/2019 not accurate. (Final/06/XX/2019)                           - Wire/Funding/Disbursement fee increased from $0.00 to $35.00 on the 06/XX/2019 Closing Disclosure     being Refer with Caution.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       without a valid change of circumstance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Title
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Wire /Funding/ Disbursement Fee.  Fee Amount of $35.00 exceeds tolerance of $0.00.           - Copy or Fax fee increased from $0.00 to $50.00 on the 06/XX/2019 Closing Disclosure without a valid
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Insufficient or no cure was provided to the borrower. (77190)                                change of circumstance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Copy Or Fax Fee.  Fee Amount of $50.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77172)
243990016 XXX       $XXX      CA    7/XX/2019  5/XX/2019    Primary    Refinance Cash-out -   Temporary    3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: APR on subject loan of 5.57850% or Final                                                                                                                                                                                                        TILA ATR/QM
                                                                       Home Improvement       HPQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    Disclosure APR of 5.57900% is in excess of allowable threshold of APOR 3.86% + 1.5%, or 5.36000%.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).                      Compliant Higher Priced Mortgage Loan.
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 not found in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   the file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/06/XX/2019)                                         borrower receipt was not found in file.
243635524 XXX       $XXX      CA    8/XX/2019  5/XX/2019    Primary    Refinance Cash-out -   Higher       3        C        C        B        B                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    Loan file missing documentation. (see additional exceptions)                                                                                              [3] Appraisal    Appraiser's                    3           C           C           B           B           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Due Diligence Loan Designation is Higher Priced                                                                                                                                                                                                 TILA ATR/QM
                                                                       Other                  Priced QM                                                                                          were not met                                                                                                                                                                                                                                       Data Integrity - license or                                                                                 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    QM because of missing documentation. (see additional exceptions)
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Appraiser's      certification                                                                              Due Diligence Loan Designation of Higher Priced QM.                                          Application / Processing - Missing Document: Missing Lender's Initial 1003: File was missing a copy of
                                                                                                                                                                                                                                                                                                                                                                                                                                                    license or       was not updated                                                                            [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               the Initial Loan Application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                    certification    at the time of                                                                             [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same       Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance
                                                                                                                                                                                                                                                                                                                                                                                                                                                    was not active   the appraisal.                                                                             Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to (Circuit 2, 5, 7, 8, 9, 10 or DC): The H-8 form on file was used, the H-9 form should have been used
                                                                                                                                                                                                                                                                                                                                                                                                                                                    at the time of                                                                                              Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The for a refi loan using the same lender.
                                                                                                                                                                                                                                                                                                                                                                                                                                                    the appraisal.:                                                                                             H-8 form was used, the H-9 form should have been used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Valuation Type:
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Appraisal /
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Valuation Report
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date: 07/XX/2019
243637134 XXX       $XXX      GA    2/XX/2020  6/XX/2019    Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                                                                                                                                       -
                                                                       Debt Consolidation     SHQM
                                                                                              (GSE/Agency
                                                                                              Eligible)
243225104 XXX       $XXX      NY    11/XX/2019 7/XX/2019    Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: File is missing a copy of                                                                                                                                                                                                   -
                                                                       Debt Consolidation     SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late the borrower signed and dated initial 1003.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       charge percent of 5.00000% exceeds the state maximum of 2%.                                  State Compliance - New York Late Charge Percent Testing: New York limits late charges to 2% for first
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   mortgages, the consolidated  note cites a 5% late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and      Federal Compliance - (Missing Data) Last Rate Set Date: The only specific date data provided for rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.                                    locks are rate lock end dates
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: File lacks a borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     acknowledgement or tracking data identifying the date received by borrower, mail rule was used as no
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/11/XX/2019)                                         evidence of an earlier provided date is in file.
243809730 XXX       $XXX      NY    11/XX/2019 7/XX/2019    Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Due Diligence Loan Designation is ATR Risk because  SELLER - GENERAL COMMENT (2022/XX/05): ATR adequately supported. Compensating   GENERAL COMMENT (2022/XX/05): ATR adequately supported. Compensating factors  1- Good                           TILA ATR/QM
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. AUS and Origination guidelines are not available for this review of this file.                          factors  1- Good residual income  2- Stable employment  3 - Documented Savings  residual income  2- Stable employment  3 - Documented Savings Pattern   4- Equity in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    State Compliance - New York Late Charge Percent Testing: Late Charge exceeds allowable.                 Pattern   4- Equity in other real estate owned  5- Decreasing monthly housing   other real estate owned  5- Decreasing monthly housing expense  6- 75% LTV  7- Good
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of  expense  6- 75% LTV  7- Good credit and mortgage payment history                credit and mortgage payment history
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  Application: Loan Officer NMLS was not registered at the time of application.                           REVIEWER - GENERAL COMMENT (2022/XX/08): We can't downgrade this loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS       Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: The Security      designation exception. Please provide a loan designation so that we can restate GENERAL COMMENT (2022/XX/16): DU, LP & XXX Feedback Certificate (AUS) attached.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual   Instrument and Note are signed on 1/XX/20, however, all loan docs are signed on 11/XX/2019.  Lender to  and re-review.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Loan Originator not NMLS licensed or registered at time of application.                      provide Security Instrument that and Note coincides with closing date and Rescission timing.            REVIEWER - GENERAL COMMENT (2022/XX/13): EXCEPTION HISTORY - Exception Detail   ATR adequately supported. Compensating factors  1- Good residual income  2- Documented
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date:    Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer   was updated on 12/XX/2022 PRIOR Exception Detail: Ability to Repay / Qualified  savings pattern  3- Fixed Income  4- Excellent mortgage payment history  5- LTV 39.79%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to conclusively determine date of consummation. Note date used as transaction date    Tax was last disclosed as $1,663.00 on LE but disclosed as $2,367.50 on Final Closing Disclosure.  File Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan      6- Decreasing housing expense  7- Low housing ratio
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                for purposes of determining compliance with rescission timing requirements                   does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a post-close CD      tested as Non-QM.  Due Diligence Loan Designation is ATR Risk.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       disclosing the tolerance cure to include $704.50, a copy of refund check, proof of delivery, and a copy SELLER - GENERAL COMMENT (2022/XX/16): DU, LP & XXX Feedback Certificate (AUS)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer of the letter of explanation sent to the borrower disclosing the changes made.                          attached.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Tax.  Fee Amount of $2,367.50 exceeds tolerance of $1,663.00.  Insufficient or no cure was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided to the borrower. (8304)                                                                                                                                                                     ATR adequately supported. Compensating factors  1- Good residual income  2-
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Documented savings pattern  3- Fixed Income  4- Excellent mortgage payment history  5- LTV 39.79%  6- Decreasing housing expense  7- Low housing ratio
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     REVIEWER - GENERAL COMMENT (2022/XX/17): XXX Certificate provided which does not provide the origination designation.  Exception remains.
243924349 XXX       $XXX      NJ    5/XX/2020  8/XX/2019    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Guideline Issue - This loan closed during the COVID-19 affected timeframe.  Asset                                                                                                                                                                                                              2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Provide a signed and dated                                                                                                                                                                                                  -
                                                                                              SHQM                                                                                               Account date is more than 60 days prior to the Note date or notary date.: Financial                                                                                                                                                                                                                                                                                                                                                                         copy of the Lenders Initial 1003.
                                                                                              (GSE/Agency                                                                                        Institution: XXX // Account Type: Checking / Account Number: XXXX Note Date: 05/XX/2020;
                                                                                              Eligible)                                                                                          Notary Date: 05/XX/2020
243653467 XXX       $XXX      OK    9/XX/2019  8/XX/2019    Primary    Purchase               Temporary    2        B        B        B        B                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    AUS required evidence of mortgage insurance coverage is missing.                   SELLER - GENERAL                                                                                                       2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided                                                                                     GENERAL COMMENT (2022/XX/05): Cert Attached                                                                     -
                                                                                              SHQM                                                                                               were not met                                                                                                                                                                COMMENT                                                                                                                                                                            [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations   Within 3 Business Days of Application: Document number D0173 indicates Counseling List was sent to the
                                                                                              (GSE/Agency                                                                                        [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                    (2022/XX/05): Cert                                                                                                                                                                 Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): Borrower on 8/17/22.
                                                                                              Eligible)                                                                                          provided                                                                                                                                                                    Attached                                                                                                                                                                           List of Homeownership Counseling Organizations not provided to applicant within three (3)    Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test:
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL                                                                                                                                                                 business days of application.                                                                Non-escrowed property cost over year 1 includes $77.63 monthly MI and $37.50 monthly HOA.
                                                                                                                                                                                                                                                                                                                                                                             COMMENT                                                                                                                                                                            [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed   Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Evidence of Borrower
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/06): The MI                                                                                                                                                               Property Costs over Year 1 -  October 2018: TILA-RESPA Integrated Disclosure - Loan          receipt is missing.
                                                                                                                                                                                                                                                                                                                                                                             certificate was                                                                                                                                                                    Disclosures: Amount of Escrowed Property Costs over Year 1 of 8,421.96 on Final Closing
                                                                                                                                                                                                                                                                                                                                                                             provided evidencing                                                                                                                                                                Disclosure provided on 09/XX/2019 not accurate. (Final/09/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                             MI insurance is in                                                                                                                                                                 [2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1
                                                                                                                                                                                                                                                                                                                                                                             place at origination                                                                                                                                                               Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property
                                                                                                                                                                                                                                                                                                                                                                             however the monthly                                                                                                                                                                Costs over Year 1 of 1,381.56 on Final Closing Disclosure provided on 09/XX/2019 not
                                                                                                                                                                                                                                                                                                                                                                             premium is not                                                                                                                                                                     accurate. (Final/09/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                             outlined on the                                                                                                                                                                    [2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided:
                                                                                                                                                                                                                                                                                                                                                                             certificate. The                                                                                                                                                                   TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to
                                                                                                                                                                                                                                                                                                                                                                             premium amount                                                                                                                                                                     Borrower(s) within three (3) business days of application. (Initial/08/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                             appears on the first
                                                                                                                                                                                                                                                                                                                                                                             payment letter, 1008
                                                                                                                                                                                                                                                                                                                                                                             and/or CD and
                                                                                                                                                                                                                                                                                                                                                                             matches the amount
                                                                                                                                                                                                                                                                                                                                                                             calculated from the
                                                                                                                                                                                                                                                                                                                                                                             rates on the
                                                                                                                                                                                                                                                                                                                                                                             certificate.
243011328 XXX       $XXX      CA    11/XX/2019 9/XX/2019    Primary    Purchase               Safe Harbor  3        C        C        B        B                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    Approved AUS, Mortgage Insurance Certificate, and initial Loan Application missing SELLER - GENERAL                                                                                                       3           C           C           B           B           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Due Diligence Loan Designation is Safe Harbor                                                                                   GENERAL COMMENT (2022/XX/05): MI was cancelled effective 05/XX/2022                                             TILA ATR/QM
                                                                                              QM                                                                                                 were not met                                                                             from the loan file.                                                                COMMENT                                                                                                                                                                            2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    QM because of missing documentation. (see additional exceptions)
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: AUS not provided                        Please provide AUS with an Approved disposition.                                   (2022/XX/05): MI was                                                                                                                                                               Due Diligence Loan Designation of Safe Harbor QM.                                            Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not
                                                                                                                                                                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                    cancelled effective                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               provided to Borrower(s) at least three (3) business days prior to closing.
                                                                                                                                                                                                 provided                                                                                                                                                                    05/XX/2022                                                                                                                                                                         [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL                                                                                                                                                                 Property Costs over Year 1 -  October 2018: TILA-RESPA Integrated Disclosure - Loan
                                                                                                                                                                                                                                                                                                                                                                             COMMENT                                                                                                                                                                            Disclosures: Amount of Escrowed Property Costs over Year 1 of 5,279.52 on Final Closing
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/06):                                                                                                                                                                      Disclosure provided on 11/XX/2019 not accurate. (Final/11/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                             Mortgage Insurance                                                                                                                                                                 [2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1
                                                                                                                                                                                                                                                                                                                                                                             cancelled                                                                                                                                                                          Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property
                                                                                                                                                                                                                                                                                                                                                                             05/XX/2022, however                                                                                                                                                                Costs over Year 1 of 1,975.20 on Final Closing Disclosure provided on 11/XX/2019 not
                                                                                                                                                                                                                                                                                                                                                                             Certificate from                                                                                                                                                                   accurate. (Final/11/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                             origination missing                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                             from the loan file.                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/11/XX/2019)
243151352 XXX       $XXX      PA    2/XX/2020  9/XX/2019    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    Loan file missing documentation. (see additional exceptions)                                                                                                                                              2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Please provide initial                                                                                                                                                                                                      -
                                                                                              SHQM                                                                                               were not met                                                                                                                                                                                                                                                                                                                                                   [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   signed and dated Loan Application.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and      Federal Compliance - (Missing Data) Last Rate Set Date: Rate lock confirmation not provided.
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing.                                    Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed   over Year 1 -  October 2018: After review of trailing documents new exception generated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Property Costs over Year 1 -  October 2018: TILA-RESPA Integrated Disclosure - Loan          Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: Amount of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosures: Amount of Escrowed Property Costs over Year 1 of 9,798.96 on Final Closing      non-escrowed property costs over Year 1 of $1570.44 does not match calculated property costs.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure provided on 02/XX/2020 not accurate. (Final/02/XX/2020)                           Association Dues are $780/yr, which are the only Non-Escrowed Property Costs.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Costs over Year 1 of 1,570.44 on Final Closing Disclosure provided on 02/XX/2020 not accurate. (Final/02/XX/2020)
243622282 XXX       $XXX      NY    1/XX/2020  10/XX/2019   Primary    Purchase               Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Please provide creditor's                                                                                                                                                                                                   -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late initial signed and dated Loan Application.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       charge percent of 5.00000% exceeds the state maximum of 2%.                                  State Compliance - New York Late Charge Percent Testing: Late charges exceeds allowable percent
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   Federal Compliance - (Missing Data) Last Rate Set Date: Please provide all Rate Locks.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and      Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Provide evidence the post
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.                                    close Closing Disclosure was sent to the borrower, within three (3) business days prior to closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/01/XX/2020)
243528158 XXX       $XXX      AL    2/XX/2020  12/XX/2019   Investment Purchase               N/A          1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
243236080 XXX       $XXX      CA    10/XX/2019 9/XX/2019    Primary    Purchase               Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 not provided.                                                                                                                                                                                                  -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure provided
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     10/XX/19 is not 3 business days prior to closing.
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         business days prior to closing. (Initial/10/XX/2019)
243216544 XXX       $XXX      NY    3/XX/2020  9/XX/2019    Second     Purchase               Non QM       3        C        C        C        C                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    Loan file missing initial Loan Application.                                                                                                                                                               3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Due Diligence Loan Designation is Non QM                                                                                                                                                                                                        TILA ATR/QM
                                                            Home                                                                                                                                 were not met                                                                                                                                                                                                                                                                                                                                                   2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    because of missing documentation. (see additional exceptions)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation of Non QM.                                                    Federal Compliance - QM DTI: Loan following QM/ATR requirements because of missing documentation. Debt
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income  to Income ratio of 46.99% exceeds QM/ATR allowable of 43.00%. (see additional exceptions)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase,      Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                guarantee or insurance by the appropriate agency.                                            Within 3 Business Days of Application: Provide evidence the borrower received the disclosure within 3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               days of the application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations   Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: Provide evidence the borrower received
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): the disclosure within 3 days of the application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                List of Homeownership Counseling Organizations not provided to applicant within three (3)    Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Provide evidence the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days of application.                                                                borrower received the disclosure within 3 days of the application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                evidence the consumer was provided with the right to receive a copy of the Appraisal         Valid Change of Circumstance to justify fee change.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure within 3 days of the loan application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Borrower(s) within three (3) business days of application. (Initial/01/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $860.00 exceeds tolerance of $560.00.  Insufficient or no cure was provided to the borrower. (7506)
243499943 XXX       $XXX      IL    11/XX/2019 10/XX/2019   Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs                                                                                                                                                                                                   -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed   over Year 1 -  October 2018: The actual amount of escrowed property costs over year 1 including
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Property Costs over Year 1 -  October 2018: TILA-RESPA Integrated Disclosure - Loan          mortgage insurance is $13,027.20.
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosures: Amount of Escrowed Property Costs over Year 1 of 12,419.76 on Final Closing     Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: The HOA is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure provided on 11/XX/2019 not accurate. (Final/11/XX/2019)                           $25.00 per year according the appraisal.  The final CD shows the  Non-escrowed property costs as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1    632.40.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property   Federal Compliance - TRID Lender Credit Tolerance Violation: Lender credit was reduced from 799.00 to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Costs over Year 1 of 632.40 on Final Closing Disclosure provided on 11/XX/2019 not accurate. 421.81.  File is missing a letter of explanation for this change.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Final/11/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $-421.81  is less than amount of binding Lender Credit previously disclosed in the amount of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $-799.00. (9300)
243685899 XXX       $XXX      CO    11/XX/2019 10/XX/2019   Investment Purchase               N/A          1        A        A        A        A                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, CO, Address: XXX,   Missing statement, tax and insurance verification to verify PITI.                                                                                         [3] General -    The appraisal                  1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                 CO Insurance Verification, Statement, Tax Verification                                                                                                                                                                                             Subject is not   states the
                                                                                                                                                                                                 Tax Verification                                                                                                                                                                                                                                   in average or    subject
                                                                                                                                                                                                                                                                                                                                                                                                                                                    better           condition is
                                                                                                                                                                                                                                                                                                                                                                                                                                                    condition.:      C5.
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Valuation Type:
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Appraisal /
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Valuation Report
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date: 10/XX/2019
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Property
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Condition:
                                                                                                                                                                                                                                                                                                                                                                                                                                                    C5
243759805 XXX       $XXX      NY    1/XX/2020  10/XX/2019   Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Refinance purpose           Insufficient coverage reflected on hazard insurance policy. Missing blanket and/or                                                                                                                        3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Unable to determine loan designation in file        SELLER - GENERAL COMMENT (2022/XX/05): ATR adequately supported. Compensating   GENERAL COMMENT (2022/XX/05): ATR adequately supported. Compensating factors  1-                                TILA ATR/QM
                                                                       Home Improvement                                                                                                          discrepancy.: Loan refinance purpose of Cash-out - Home Improvement does not match AUS   replacement cost estimate.                                                                                                                                                                                                                                            Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: File does not show evidence factors  1- Strong residual income  2- Low housing/DTI ratios  3 - Documented   Strong residual income  2- Low housing/DTI ratios  3 - Documented Savings Pattern   4-
                                                                                                                                                                                                 loan refinance purpose of Cash-out - Other.                                                                                                                                                                                                                                                                                                                    Due Diligence Loan Designation is Non QM.                                                    that consumer was provided with Clsoing disclosure dated 01/XX/2020 at least three business days prior  Savings Pattern   4- History of maintaining a similar level of debt  5-         History of maintaining a similar level of debt  5- Excellent credit and mortgage
                                                                                                                                                                                                 [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is                                                                                                                                                                                                                                                                            [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late to closing                                                                                              Excellent credit and mortgage payment history  6- 66% LTV                       payment history  6- 66% LTV
                                                                                                                                                                                                 insufficient.                                                                                                                                                                                                                                                                                                                                                  charge percent of 5.00000% exceeds the state maximum of 2%.                                  Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No change  REVIEWER - GENERAL COMMENT (2022/XX/08): We can't downgrade this loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   of circumstances to justify rate lock fee increase from lock date 10/XX/2019. No cure provided. Please  designation exception. Please provide a loan designation so that we can restate GENERAL COMMENT (2022/XX/16): DU, LP & XXX Feedback Certificate (AUS) attached.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     provide evidence of a copy of refund check in the amount of $471.88 to the consumer.                    and re-review.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/01/XX/2020)                                                                                                                                                 REVIEWER - GENERAL COMMENT (2022/XX/13): EXCEPTION HISTORY - Exception Detail   ATR adequately supported. Compensating factors  1- High residual income  2- Documented
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure                                                                                                               was updated on 12/XX/2022 PRIOR Exception Detail: Ability to Repay / Qualified  savings pattern  3- LTV 66%  4- Excellent mortgage/credit pay history  5- History of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate                                                                                                             Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan      satisfactorily maintaining similar level of housing expense and debt  6- Low
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lock Fee.  Fee Amount of $471.88 exceeds tolerance of $0.00.  Insufficient or no cure was                                                                                                            tested as Non-QM.  Due Diligence Loan Designation is ATR Risk.                  housing/debt ratios  7- Stable employment in same field
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided to the borrower. (7335)                                                                                                                                                                     SELLER - GENERAL COMMENT (2022/XX/16): DU, LP & XXX Feedback Certificate (AUS)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     attached.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     ATR adequately supported. Compensating factors  1- High residual income  2-
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Documented savings pattern  3- LTV 66%  4- Excellent mortgage/credit pay history  5- History of satisfactorily maintaining similar level of housing expense and debt  6- Low housing/debt ratios  7- Stable employment in same field
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     REVIEWER - GENERAL COMMENT (2022/XX/17): XXX Certificate provided which does not provide the origination designation.  Exception remains.
243351021 XXX       $XXX      NY    2/XX/2020  10/XX/2019   Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late State Compliance - New York Late Charge Percent Testing: Per the note the late charge is 5% exceeding                                                                                                                                                                                                   -
                                                                       Other                  SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              charge percent of 5.00000% exceeds the state maximum of 2%.                                  the state maximum of 2%.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for          Re-Inspection Fee was last disclosed as $0.00 on LE but disclosed as $145.00 on Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Re-Inspection Fee.  Fee Amount of $145.00 exceeds tolerance of $0.00.              Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Insufficient or no cure was provided to the borrower. (75103)                                post-close CD disclosing the tolerance cure to include $145, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
243791687 XXX       $XXX      NJ    3/XX/2020  12/XX/2019   Primary    Purchase               Temporary    2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                    SELLER - GENERAL                                                                                                       2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate                                                                                           GENERAL COMMENT (2022/XX/05): Cert Attached                                                                     -
                                                                                              SHQM                                                                                               provided                                                                                                                                                                    COMMENT                                                                                                                                                                            [2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Subsequent Payments: The Mortgage Insurance Certificate was not Provided.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                    (2022/XX/05): Cert                                                                                                                                                                 Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final       Federal Compliance - TRID Final Closing Disclosure Finance Charge: After review of trailing documents
                                                                                              Eligible)                                                                                                                                                                                                                                                                      Attached                                                                                                                                                                           Closing Disclosure provided on 03/XX/2020 disclosed an Estimated Total Monthly Payment for   new exception generated.
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL                                                                                                                                                                 payment stream 2 that does not match the actual total payment for the loan.                  Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent
                                                                                                                                                                                                                                                                                                                                                                             COMMENT                                                                                                                                                                            (ProjSeq:2/2070923)                                                                          Payments: The Mortgage Insurance Certificate was not Provided.
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/06): The MI                                                                                                                                                               [2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Monthly Payment Mismatch due to Missing PMI Documentation.
                                                                                                                                                                                                                                                                                                                                                                             certificate was                                                                                                                                                                    Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2020 disclosed an Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Monthly Payment Mismatch
                                                                                                                                                                                                                                                                                                                                                                             provided evidencing                                                                                                                                                                inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the    due to Missing PMI Documentation.
                                                                                                                                                                                                                                                                                                                                                                             MI insurance is in                                                                                                                                                                 loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure     Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No Cure or
                                                                                                                                                                                                                                                                                                                                                                             place at origination                                                                                                                                                               dated 03/XX/2020). (Final/03/XX/2020)                                                        Change of Circumstance was Provided.
                                                                                                                                                                                                                                                                                                                                                                             however the monthly                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate
                                                                                                                                                                                                                                                                                                                                                                             premium is not                                                                                                                                                                     Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing
                                                                                                                                                                                                                                                                                                                                                                             outlined on the                                                                                                                                                                    Disclosure provided on 03/XX/2020 did not disclose the periodic principal and interest
                                                                                                                                                                                                                                                                                                                                                                             certificate. The                                                                                                                                                                   payment for payment stream 2. (ProjSeq:2/2070923)
                                                                                                                                                                                                                                                                                                                                                                             premium amount                                                                                                                                                                     [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                             appears on the first                                                                                                                                                               Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                             payment letter, 1008                                                                                                                                                               business days prior to closing. (Initial/03/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                             and/or CD and                                                                                                                                                                      [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                             matches the amount                                                                                                                                                                 Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                             calculated from the                                                                                                                                                                Discount Points.  Fee Amount of $123.75 exceeds tolerance of $0.00.  Insufficient or no cure
                                                                                                                                                                                                                                                                                                                                                                             rates on the                                                                                                                                                                       was provided to the borrower. (7200)
                                                                                                                                                                                                                                                                                                                                                                             certificate.
243957101 XXX       $XXX      HI    12/XX/2019 10/XX/2019   Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property                                                                                                                                                                                                     TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Costs over Year 1: Amount of Non-Escrowed Property Costs over Year 1 of 1,080.00 on Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Disclosure provided on 12/XX/2019 not accurate.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of            Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan             provided to Borrower(s) at least three (3) business days prior to closing. (Initial/11/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 1,080.00 on Final Closing  Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Revised Loan Estimate provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure provided on 12/XX/2019 not accurate. (Final/12/XX/2019)                           on 11/XX/2019 not received by borrower at least four (4) business days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   (Interim/11/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/11/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Revised Loan Estimate provided on 11/XX/2019 not received by borrower at least four (4) business days prior to closing. (Interim/11/XX/2019)
243704203 XXX       $XXX      NY    2/XX/2020  10/XX/2019   Investment Refinance Cash-out -   N/A          2        B        B        B        B                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, XXX, NY Insurance   The file is missing a copy of the statement, hazard insurance, and tax certificate                                                                                                                        2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: File is missing a copy of                                                                                                                                                                                                   -
                                                                       Other                                                                                                                     Verification, Statement, Tax Verification                                                for property located at XXX.                                                                                                                                                                                                                                                                                                                                       the Lenders initial 1003
243450834 XXX       $XXX      NV    1/XX/2020  10/XX/2019   Primary    Refinance Limited      Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Missing VOE within 10 business days required per    SELLER - GENERAL COMMENT (2022/XX/05): VOE in file re-verified on 12/XX/19.     GENERAL COMMENT (2022/XX/05): VOE in file re-verified on 12/XX/19. After excluding                              TILA ATR/QM
                                                                       Cash-out GSE                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. AUS                                                                                                     After excluding weekends and two holidays (Christmas & New Years Day) the VOE   weekends and two holidays (Christmas & New Years Day) the VOE was within 10 business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property     was within 10 business days of note date 1/XX/20.                               days of note date 1/XX/20.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Costs over Year 1: Per the appraisal, the non-escrowed property costs are 12.00 per month or 144.00 per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of            year.  The final CD shows this figure is 226.92 annually.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan             Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: Page two of final ATR adequately supported. Compensating factors  1- Good residual income  2- Low ATR adequately supported. Compensating factors  1- Good residual income  2- Low
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 226.92 on Final Closing    CD does not show and property taxes in section G - Initial Escrow Payment at Closing.                   housing/DTI ratios  3 - Documented Savings Pattern   4- Conservative use of     housing/DTI ratios  3 - Documented Savings Pattern   4- Conservative use of consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure provided on 01/XX/2020 not accurate. (Final/01/XX/2020)                           Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee Amount consumer credit  5- Excellent credit and mortgage payment history  6- 64% LTV   credit  5- Excellent credit and mortgage payment history  6- 64% LTV  7- Reducing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow:    of $643.95 exceeds tolerance of $0.00. File does not contain a valid COC for this fee, nor evidence of  7- Reducing monthly housing expense by $850                                     monthly housing expense by $850
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on  cure                                                                                                    REVIEWER - GENERAL COMMENT (2022/XX/08): We can't downgrade this loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                01/XX/2020 incorrectly disclosed whether property taxes are included in escrow.                                                                                                                      designation exception. Please provide a loan designation so that we can restate GENERAL COMMENT (2022/XX/16): DU, LP & XXX Feedback Certificate (AUS) attached.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Final/01/XX/2020)                                                                                                                                                                                   and re-review.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure                                                                                                               REVIEWER - GENERAL COMMENT (2022/XX/13): EXCEPTION HISTORY - Exception Detail   ATR adequately supported. Compensating factors  1- Good residual income  2- Documented
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan                                                                                                             was updated on 12/XX/2022 PRIOR Exception Detail: Ability to Repay / Qualified  savings pattern  3- LTV 64%  4- Excellent mortgage/credit pay history  5- Reducing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Discount Points.  Fee Amount of $643.95 exceeds tolerance of $0.00.  Insufficient or no cure                                                                                                         Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan      housing expense  6- Conservative use of consumer credit  7- History of devoting a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                was provided to the borrower. (7200)                                                                                                                                                                 tested as Non-QM.  Due Diligence Loan Designation is ATR Risk.                  higher percentage of income to housing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     SELLER - GENERAL COMMENT (2022/XX/16): DU, LP & XXX Feedback Certificate (AUS)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     attached.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     ATR adequately supported. Compensating factors  1- Good residual income  2-
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Documented savings pattern  3- LTV 64%  4- Excellent mortgage/credit pay history  5- Reducing housing expense  6- Conservative use of consumer credit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     7- History of devoting a higher percentage of income to housing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     REVIEWER - GENERAL COMMENT (2022/XX/17): VOE not provided.  XXX Certificate provided which does not provide the origination designation.  Exception remains loan is non-QM.
243702580 XXX       $XXX      CA    12/XX/2019 10/XX/2019   Primary    Refinance Rate/Term    Temporary    1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                                              SHQM
                                                                                              (GSE/Agency
                                                                                              Eligible)
243233582 XXX       $XXX      FL    1/XX/2020  10/XX/2019   Second     Purchase               Non QM       3        C        C        B        B                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, PA Insurance        Insurance Verification, Mortgage Statement, and Tax Verification missing.                                                                                                                                 3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Loan Designation not provided by Seller.                                                                                                                                                                                                            TILA ATR/QM
                                                            Home                                                                                                                                 Verification, Statement, Tax Verification                                                                                                                                                                                                                                                                                                                      Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Application / Processing - Missing Document: Missing Lender's Initial 1003: Lender's Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Application not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations   Within 3 Business Days of Application: List of Homeownership Counseling Organizations not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): within three (3) business days of Initial Application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                List of Homeownership Counseling Organizations not provided to applicant within three (3)    Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: Evidence borrower provided with Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days of application.                                                                Receive A copy of the Appraisal within three (3) business days of Initial Application not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not       Federal Compliance - TRID Lender Credit Tolerance Violation: Zero Percent Tolerance for Lender Credit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                evidence the consumer was provided with the right to receive a copy of the Appraisal         in the amount of -$240.63 is less than binding Lender Credit in the amount of $-258.00. No evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure within 3 days of the loan application date.                                       cure provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated       Federal Compliance - TRID Loan Estimate Timing: Evidence Loan Estimate delivered to borrower within
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of       three 3) business days of Initial Application not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $-240.63  is less than amount of binding Lender Credit previously disclosed in the amount of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $-258.00. (9300)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/XX/20/2019)
243743106 XXX       $XXX      HI    6/XX/2020  10/XX/2019   Second     Refinance Cash-out -   Temporary    1        A        A        A        A                                                 [3] Guideline Issue - This loan closed during the COVID-19 affected timeframe.  Asset                                                                                                                                                                                                              1           A           A           A           A           [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing:    REVIEWER - CURED COMMENT (2022/XX/16): Sufficient Cure Provided At Closing                                                                                                                      -
                                                            Home       Other                  SHQM                                                                                               Account date is more than 60 days prior to the Note date or notary date.: Financial                                                                                                                                                                                                                                                                            At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for        Fee increased on 5/XX/2020 LE with no valid change evident.  $475. cure on CD was not sufficient for
                                                                                              (GSE/Agency                                                                                        Institution: XXX // Account Type: Checking / Account Number: XXXX, Financial                                                                                                                                                                                                                                                                                   Appraisal Fee.  Fee Amount of $1,160.00 exceeds tolerance of $685.00.  Sufficient or excess  all tolerance violations.
                                                                                              Eligible)                                                                                          Institution: XXX // Account Type: Savings / Account Number: XXXX, Financial Institution:                                                                                                                                                                                                                                                                       cure was provided to the borrower at Closing. (7506)
                                                                                                                                                                                                 XXX // Account Type: Checking / Account Number: XXXX, Financial Institution: XXX //
                                                                                                                                                                                                 Account Type: Checking / Account Number: XXXX, Financial Institution: XXX // Account
                                                                                                                                                                                                 Type: Individual Retirement Account (IRA) / Account Number: XXXX, Financial Institution:
                                                                                                                                                                                                 XXX // Account Type: Stocks / Account Number: XXXX, Financial Institution: XXX //
                                                                                                                                                                                                 Account Type: Individual Retirement Account (IRA) / Account Number: XXXX Note Date:
                                                                                                                                                                                                 06/XX/2020;  Notary Date: 06/XX/2020
                                                                                                                                                                                                 Note Date: 06/XX/2020;  Notary Date: 06/XX/2020
                                                                                                                                                                                                 Note Date: 06/XX/2020;  Notary Date: 06/XX/2020
                                                                                                                                                                                                 Note Date: 06/XX/2020;  Notary Date: 06/XX/2020
                                                                                                                                                                                                 Note Date: 06/XX/2020;  Notary Date: 06/XX/2020
                                                                                                                                                                                                 Note Date: 06/XX/2020;  Notary Date: 06/XX/2020
                                                                                                                                                                                                 Note Date: 06/XX/2020;  Notary Date: 06/XX/2020
243723048 XXX       $XXX      CA    3/XX/2020  10/XX/2019   Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                 [3] Application / Processing - Missing Document: Tax Certificate not provided                                                                                                                                                                                                                      3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: A loan designation was not provided by seller for                                                                                                                                                                                                   TILA ATR/QM
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. this loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Fee change
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        as a result of no change of circumstance in file with cure provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee change of $1,845.00 exceeds tolerance of $1,577.00 plus 10% or $1,734.70.  Insufficient or no cure  as a result of no change of circumstance in file with no cure provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $640.00 exceeds tolerance of $470.00.  Insufficient or no cure was provided to the borrower. (7506)
243136636 XXX       $XXX      NY    2/XX/2020  12/XX/2019   Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late State Compliance - New York Late Charge Percent Testing: Consolidated note reflected 5% late charge                                                                                                                                                                                                     -
                                                                       Other                  SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              charge percent of 5.00000% exceeds the state maximum of 2%.                                  Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: A cure was
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       not disclosed and evidence that a valid COC was provided to the borrower is missing.
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Tax.  Fee Amount of $2,769.00 exceeds tolerance of $1,754.00.  Insufficient or no cure was provided to the borrower. (8304)
243996349 XXX       $XXX      TX    10/XX/2020 10/XX/2019   Primary    Refinance Cash-out -   Temporary    3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Originator Loan Designation of Temporary SHQM                                                                                                                                                                                                   TILA ATR/QM
                                                                       Other                  HPQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    does not match Due Diligence Loan Designation of Temporary HPQM.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
                                                                                              Eligible)
243334863 XXX       $XXX      CA    3/XX/2020  11/XX/2019   Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                 [3] Guideline Issue - Aged document: Asset Account date is more than 90 days prior to                                                                                                                                                                                                              3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 -                                                                                                                                                                                                       TILA ATR/QM
                                                                       Debt Consolidation                                                                                                        Closing.: Financial Institution: XXX // Account Type: Individual Retirement Account                                                                                                                                                                                                                                                                            Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. October 2018 Test: Updated Final CD to be provided reflecting accurate fees.
                                                                                                                                                                                                 (IRA) / Account Number: XXXX, Financial Institution: XXX // Account Type: Stocks /                                                                                                                                                                                                                                                                             Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not
                                                                                                                                                                                                 Account Number: XXXX, Financial Institution: XXX // Account Type: Stocks / Account                                                                                                                                                                                                                                                                             [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   provided to Borrower(s) at least three (3) business days prior to closing.
                                                                                                                                                                                                 Number: XXXX, Financial Institution: XXX // Account Type: Individual Retirement Account                                                                                                                                                                                                                                                                        Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and      Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: File does
                                                                                                                                                                                                 (IRA) / Account Number: XXXX, Financial Institution: XXX // Account Type: Individual                                                                                                                                                                                                                                                                           Transaction Date used to determine rate used for testing.                                    not contain a valid COC for this fee, nor evidence of cure in file.
                                                                                                                                                                                                 Retirement Account (IRA) / Account Number: XXXX                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs
                                                                                                                                                                                                 [3] Credit Documentation - Aged document: Credit Report  is more than 90 days prior to                                                                                                                                                                                                                                                                         Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of
                                                                                                                                                                                                 the note date.: Credit Report: Original // Borrower: XXX, Credit Report: Original //                                                                                                                                                                                                                                                                           Estimated Property Costs over Year 1 of 8,824.80 on Final Closing Disclosure provided on
                                                                                                                                                                                                 Borrower: XXX                                                                                                                                                                                                                                                                                                                                                  03/XX/2020 not accurate. (Final/03/XX/2020)
                                                                                                                                                                                                 [3] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial                                                                                                                                                                                                                                                                         [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA
                                                                                                                                                                                                 Institution: XXX // Account Type: Individual Retirement Account (IRA) / Account Number:                                                                                                                                                                                                                                                                        Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                 XXXX                                                                                                                                                                                                                                                                                                                                                           business days prior to closing. (Initial/02/XX/2020)
                                                                                                                                                                                                 [3] Document Error - Missing Documentation: Complete non-subject financing information                                                                                                                                                                                                                                                                         [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                 was not found in file.: Lien Position: 2 Non-subject loan terms =  Loan Amount: ;                                                                                                                                                                                                                                                                              Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate
                                                                                                                                                                                                 Concurrent or Existing Lien:  Existing Lien;      Current P&I:  $2,187.97;   Current                                                                                                                                                                                                                                                                           Lock Fee.  Fee Amount of $735.19 exceeds tolerance of $0.00.  Insufficient or no cure was
                                                                                                                                                                                                 Balance:  $0.00                                                                                                                                                                                                                                                                                                                                                provided to the borrower. (7335)
                                                                                                                                                                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, CA, Address: XXX,
                                                                                                                                                                                                 OH, Address: XXX, CA, Address: XXX, CA, Address: XXX, CA, Address: XXX, CA Insurance
                                                                                                                                                                                                 Verification
                                                                                                                                                                                                 Insurance Verification, Tax Verification
                                                                                                                                                                                                 Insurance Verification, Tax Verification
                                                                                                                                                                                                 Insurance Verification, Tax Verification
                                                                                                                                                                                                 Insurance Verification, Tax Verification
                                                                                                                                                                                                 Insurance Verification, Tax Verification
243094475 XXX       $XXX      NH    2/XX/2020  11/XX/2019   Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: An Originatior Loan Designation was not provided by SELLER - GENERAL COMMENT (2022/XX/05): ATR adequately supported. Compensating   GENERAL COMMENT (2022/XX/05): ATR adequately supported. Compensating factors  1- Good                           TILA ATR/QM
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Seller                                                                                                  factors  1- Good residual income  2- Low housing ratio  3 - Stable long term    residual income  2- Low housing ratio  3 - Stable long term employment  4- Good
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                                                                                                                            employment  4- Good credit/mortgage history   5- 58% LTV  6-  Decreasing        credit/mortgage history   5- 58% LTV  6-  Decreasing monthly housing expense  7-
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     monthly housing expense  7-  Additional income sources available that weren't   Additional income sources available that weren't used to qualify used to qualify
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     REVIEWER - GENERAL COMMENT (2022/XX/08): We can't downgrade this loan           GENERAL COMMENT (2022/XX/14): AUS findings from DU, LP and XXX attatched.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     designation exception. Please provide a loan designation so that we can restate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     and re-review.                                                                  ATR adequately supported. Compensating factors  1- Strong residual income  2- LTV
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     SELLER - GENERAL COMMENT (2022/XX/14): AUS findings from DU, LP and XXX         below 80%  3- Long-term employment  4-  Decreasing housing expense  5- Excellent
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     attatched.                                                                      mortgage and credit history  6- Income that the borrower receives but was not used to qualify
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     ATR adequately supported. Compensating factors  1- Strong residual income  2-
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     LTV below 80%  3- Long-term employment  4-  Decreasing housing expense  5-
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Excellent mortgage and credit history  6- Income that the borrower receives but was not used to qualify
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     REVIEWER - GENERAL COMMENT (2022/XX/16): Please provide a loan designation so that we may restate and re-review.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     REVIEWER - GENERAL COMMENT (2022/XX/19): EXCEPTION HISTORY - Exception Detail
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     was updated on 12/XX/2022 PRIOR Exception Detail: Ability to Repay / Qualified
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Risk.
243186970 XXX       $XXX      VA    2/XX/2020  11/XX/2019   Primary    Purchase               Non QM       3        C        C        C        C                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    Loan file missing documentation. (see additional exceptions)                                                                                                                                              3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Due Diligence Loan Designation is Non QM                                                                                                                                                                                                        TILA ATR/QM
                                                                                                                                                                                                 were not met                                                                             Loan file missing Verbal Verification of Employment for previous employment.                                                                                                                                                                                          2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    because of missing documentation and excessive debt ratio. (see additional exceptions)
                                                                                                                                                                                                 [3] Income Documentation - The verification of employment is not within 10 business days                                                                                                                                                                                                                                                                       Due Diligence Loan Designation of Non QM.                                                    Federal Compliance - QM DTI: Loan following QM/ATR requirements because of missing documentation. Debt
                                                                                                                                                                                                 of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start                                                                                                                                                                                                                                                                        [3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income  to Income ratio of 48.09% exceeds QM/ATR allowable of 43.00%. (see additional exceptions)
                                                                                                                                                                                                 Date: 10/XX/2017                                                                                                                                                                                                                                                                                                                                               Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase,      Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                guarantee or insurance by the appropriate agency.                                            Within 3 Business Days of Application: Homeownership Counseling document was not provided to the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               applicant within 3 business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations   Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: Missing evidence that consumer was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): provided with right to receive appraisal disclosure within 3 days of application date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                List of Homeownership Counseling Organizations not provided to applicant within three (3)    Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days of application.                                                                on 02/XX/2020  was not provided to the applicant at least (3) business days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not       Federal Compliance - TRID Loan Estimate Timing: Initial loan estimate dated 01/XX/2020 was not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                evidence the consumer was provided with the right to receive a copy of the Appraisal         to the applicant within 3 days of the application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure within 3 days of the loan application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/02/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/01/XX/2020)
243180649 XXX       $XXX      NY    3/XX/2020  11/XX/2019   Primary    Refinance Rate/Term    Safe Harbor  3        C        C        B        B                                                 [3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio  Calculated total debt ratio of 30.58798% is due to using annual salary for                                                                                                                                3           C           C           B           B           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Loan Designation is Safe Harbor QM because of                                                                                                                                                                                                   TILA ATR/QM
                                                                                              QM                                                                                                 discrepancy.: Calculated investor qualifying total debt ratio of 30.58798% exceeds AUS   borrower's income a more conservative income.                                                                                                                                                                                                                         2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    missing disclosure and debt ratio over the AUS allowed.
                                                                                                                                                                                                 total debt ratio of 23.46000%.                                                           Loan did not meet AUS debt ratio and missing disclosures. (see additional                                                                                                                                                                                             Due Diligence Loan Designation of Safe Harbor QM.                                            Federal Compliance - ARM Disclosure Status Test: Disclosure not provided.
                                                                                                                                                                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    exceptions)                                                                                                                                                                                                                                                           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan  Federal Compliance - CHARM Booklet Disclosure Status: Disclosure not provided.
                                                                                                                                                                                                 were not met                                                                             Debt Ratio exceeds AUS allowable when calculated on Base Pay alone. Other income                                                                                                                                                                                      program disclosure not provided to the borrower.                                             State Compliance - New York Late Charge Percent Testing: Late charge of 5% exceeds state maximum late
                                                                                                                                                                                                 [3] Income Documentation - Income documentation requirements not met.                    averaged in at Origination. Written Verification of Employment required to use any                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:      charge of 2%.
                                                                                                                                                                                                                                                                                          additional income over Base Pay.                                                                                                                                                                                                                                      Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. Federal Compliance - (Missing Data) Last Rate Set Date: Rate lock confirmation not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  Costs over Year 1: Hazard insurance is not included in Non-Escrowed Property Costs over Year 1.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   Federal Compliance - TRID Lender Credit Tolerance Violation: Final Lender Credit of $98.75 is less than
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and      previously disclosed Lender Credit of $530.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.                                    Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Change of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of            circumstance documentation not provided for loan amount change.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan             Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Change of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 6,300.00 on Final Closing  circumstance documentation not provided for loan amount change.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure provided on 03/XX/2020 not accurate. (Final/03/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $-98.75  is less than amount of binding Lender Credit previously disclosed in the amount of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $-530.00. (9300)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $680.00 exceeds tolerance of $480.00.  Insufficient or no cure was provided to the borrower. (7506)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Discount Points.  Fee Amount of $448.50 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
243082335 XXX       $XXX      VA    2/XX/2020  12/XX/2019   Primary    Purchase               Safe Harbor  3        C        C        B        B                                                 [3] Asset Documentation - Asset documentation requirements not met.                      Origination guidelines have not been provided and requirements cannot be verified. SELLER - GENERAL                                                                                                       3           C           C           B           B           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Due Diligence Loan Designation is Safe Harbor                                                                                   GENERAL COMMENT (2022/XX/05): Cert Attached                                                                     TILA ATR/QM
                                                                                              QM                                                                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    Origination guidelines are not provided making me unable to determine if the       COMMENT                                                                                                                                                                            2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    QM because of missing documentation. (see additional exceptions)
                                                                                                                                                                                                 were not met                                                                             conditions were met. Approve/Eligible DU not provided.                             (2022/XX/05): Cert                                                                                                                                                                 Due Diligence Loan Designation of Safe Harbor QM.                                            Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs
                                                                                                                                                                                                 [3] Income Documentation - Income documentation requirements not met.                    Origination guidelines have not been provided and requirements cannot be verified. Attached                                                                                                                                                                           [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed   over Year 1 -  October 2018: After review of trailing documents new exception generated.
                                                                                                                                                                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not Mortgage Insurance is required. Provide the Mortgage Insurance Certificate.        REVIEWER - GENERAL                                                                                                                                                                 Property Costs over Year 1 -  October 2018: TILA-RESPA Integrated Disclosure - Loan          Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: Mortgage
                                                                                                                                                                                                 provided                                                                                                                                                                    COMMENT                                                                                                                                                                            Disclosures: Amount of Escrowed Property Costs over Year 1 of 3,672.96 on Final Closing      Insurance is missing from the loan file. Unable to verify Non-Escrowed Property Costs Over Year 1
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/06): The MI                                                                                                                                                               Disclosure provided on 02/XX/2020 not accurate. (Final/02/XX/2020)                           difference.
                                                                                                                                                                                                                                                                                                                                                                             certificate was                                                                                                                                                                    [2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1    Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All
                                                                                                                                                                                                                                                                                                                                                                             provided evidencing                                                                                                                                                                Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property   Parties: Mortgage Insurance is missing from the loan file. Unable to verify Initial Escrow Payment
                                                                                                                                                                                                                                                                                                                                                                             MI insurance is in                                                                                                                                                                 Costs over Year 1 of 2,003.16 on Final Closing Disclosure provided on 02/XX/2020 not         difference.
                                                                                                                                                                                                                                                                                                                                                                             place at origination                                                                                                                                                               accurate. (Final/02/XX/2020)                                                                 Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure dated
                                                                                                                                                                                                                                                                                                                                                                             however the monthly                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow    01/XX/20, was not provided at least 3 business days prior to closing date of 02/XX/20.
                                                                                                                                                                                                                                                                                                                                                                             premium is not                                                                                                                                                                     Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing   Federal Compliance - TRID Interim Closing Disclosure Timing Test: Provide documentation showing the
                                                                                                                                                                                                                                                                                                                                                                             outlined on the                                                                                                                                                                    Disclosure provided on 02/XX/2020 disclosed an Initial Escrow Payment that includes both     updated CD was received at least three business days prior to consummation.
                                                                                                                                                                                                                                                                                                                                                                             certificate. The                                                                                                                                                                   borrower and non-borrower paid amounts. (Final/02/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                             premium amount                                                                                                                                                                     [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                             appears on the first                                                                                                                                                               Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                             payment letter, 1008                                                                                                                                                               business days prior to closing. (Initial/01/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                             and/or CD and                                                                                                                                                                      [2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated
                                                                                                                                                                                                                                                                                                                                                                             matches the amount                                                                                                                                                                 Disclosure   Corrected Closing Disclosure provided on or after 01/XX/2020 contains a change
                                                                                                                                                                                                                                                                                                                                                                             calculated from the                                                                                                                                                                in APR and was not received by borrower at least three (3) business days prior to
                                                                                                                                                                                                                                                                                                                                                                             rates on the                                                                                                                                                                       consummation
                                                                                                                                                                                                                                                                                                                                                                             certificate.
243009364 XXX       $XXX      NY    1/XX/2020  12/XX/2019   Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late State Compliance - New York Late Charge Percent Testing: Late Charge exceeds allowable.                                                                                                                                                                                                                 -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              charge percent of 5.00000% exceeds the state maximum of 2%.                                  Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: Provide
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed   evidence the post-close Closing Disclosure was sent to the borrower with a letter explaining the
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         Property Costs over Year 1 -  October 2018: TILA-RESPA Integrated Disclosure - Loan          corrections on page 4.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosures: Amount of Escrowed Property Costs over Year 1 of 6,180.72 on Final Closing      Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure provided on 01/XX/2020 not accurate. (Final/01/XX/2020)                           1/XX/2020, was not provided at least 3 business days prior to closing date of 1/XX/2020.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Costs over Year 1 of 675.96 on Final Closing Disclosure provided on 01/XX/2020 not accurate.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Final/01/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/01/XX/2020)
243005246 XXX       $XXX      NY    2/XX/2020  11/XX/2019   Primary    Refinance Limited      Temporary    2        B        B        B        B                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, NY Statement        Monthly mortgage statement missing for XXX, as well as evidence of hazard                                                                                                                                 2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Please provide initial                                                                                                                                                                                                      -
                                                                       Cash-out GSE           SHQM                                                                                                                                                                                        insurance and property taxes.                                                                                                                                                                                                                                         [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late signed and dated Loan Application.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       charge percent of 5.00000% exceeds the state maximum of 2%.                                  State Compliance - New York Late Charge Percent Testing: Late Charge exceeds allowable
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   Federal Compliance - (Missing Data) Last Rate Set Date: Rate lock document or alternate rate lock
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and      document have not been provided in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.                                    Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing       Received Date: Loan Estimate was issued after the initial Closing Disclosure was sent to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate  Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Provide evidence the borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided on or after the date the Closing Disclosure was provided. (The Revised Loan         received the final Loan Estimate at least 4 days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Estimate was received on or after the Closing Disclosure.) (Interim/02/XX/2020)              Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Rate lock
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA        fee increased from $0.00 to $1,423.13 at final closing with no valid change of circumstance provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Revised Loan Estimate provided on 02/XX/2020 not received by borrower for the increase.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                at least four (4) business days prior to closing. (Interim/02/XX/2020)                       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       discount point fees increased from $0.00 to $474.38 at final closing with no valid change of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate     circumstance provided for the increase.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lock Fee.  Fee Amount of $1,423.13 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7335)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Discount Points.  Fee Amount of $474.38 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
243409366 XXX       $XXX      NY    2/XX/2020  11/XX/2019   Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               State Compliance - New York Late Charge Percent Testing: Note late charge percent of 5.00000% exceeds                                                                                                                                                                                                   -
                                                                       Debt Consolidation     SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late the state maximum of 2%.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                              Eligible)
243953847 XXX       $XXX      PA    3/XX/2020  11/XX/2019   Primary    Refinance Cash-out -   Non QM       3        C        C        C        C                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    Loan file has missing documentation. (see additional exceptions)                                                                                                                                          3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Due Diligence Loan Designation is Non QM                                                                                                                                                                                                        TILA ATR/QM
                                                                       Debt Consolidation                                                                                                        were not met                                                                                                                                                                                                                                                                                                                                                   2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    because of missing documentation and excessive debt ratio. (see additional exceptions)
                                                                                                                                                                                                 [2] Guideline Issue - The origination guidelines are not available. Due diligence review                                                                                                                                                                                                                                                                       Due Diligence Loan Designation of Non QM.                                                    Federal Compliance - QM DTI: Loan following QM/ATR requirements because of missing documentation. Debt
                                                                                                                                                                                                 based on non-origination guidelines (i.e. aggregator, seller).                                                                                                                                                                                                                                                                                                 [3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income  to Income ratio exceeds QM/ATR allowable of 43.00%. (see additional exceptions)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase,      Application / Processing - Missing Document: Missing Lender's Initial 1003: Please provide initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                guarantee or insurance by the appropriate agency.                                            signed and dated Loan Application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   was not provided to the Borrower at least 3 Business days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/03/XX/2020)                                         Tolerance exceeded. Please provide the Following: Letter of Explanation, Proof of Delivery, Copy of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        Refund Check, and Corrected CD.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                of $568.75 exceeds tolerance of $360.00 plus 10% or $396.00.  Insufficient or no cure was    Tolerance exceeded. Please provide the Following: Letter of Explanation, Proof of Delivery, Copy of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided to the borrower. (0)                                                                Refund Check, and Corrected CD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Discount Points.  Fee Amount of $6,643.20 exceeds tolerance of $2,590.00.  Insufficient or no cure was provided to the borrower. (7200)
243547342 XXX       $XXX      NC    3/XX/2020  12/XX/2019   Second     Refinance Cash-out -   Temporary    1        A        A        A        A                                                 [3] Guideline Issue - Aged document: Asset Account date is more than 90 days prior to    Account listed on LP, most recent statement over 12 months old.                                                                                                                                           1           A           A           A           A           [1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided  Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: 10% REVIEWER - CURED COMMENT (2022/XX/16): Sufficient Cure Provided At Closing                                                                                                                      -
                                                            Home       Other                  SHQM                                                                                               Closing.: Financial Institution: XXX // Account Type: 401(k)/403(b) Account / Account                                                                                                                                                                                                                                                                          At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total      tolerance was exceeded by $80.00 due to increase of recording fee.  No valid COC provided, nor evidence
                                                                                              (GSE/Agency                                                                                        Number: XXXX, Financial Institution: XXX // Account Type: Individual Retirement Account                                                                                                                                                                                                                                                                        amount of $170.00 exceeds tolerance of $90.00 plus 10% or $99.00.  Sufficient or excess cure of cure in file. Provide a post-close CD disclosing the tolerance cure to include $80.00, a copy of
                                                                                              Eligible)                                                                                          (IRA) / Account Number: XXXX, Financial Institution: XXX // Account Type: Individual                                                                                                                                                                                                                                                                           was provided to the borrower at Closing. (0)                                                 refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower
                                                                                                                                                                                                 Retirement Account (IRA) / Account Number: XXXX, Financial Institution: XXX // Account                                                                                                                                                                                                                                                                                                                                                                      disclosing the changes made.
                                                                                                                                                                                                 Type: Individual Retirement Account (IRA) / Account Number: XXXX
                                                                                                                                                                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, NY Insurance
                                                                                                                                                                                                 Verification, Statement
243353780 XXX       $XXX      GA    3/XX/2020  11/XX/2019   Primary    Refinance Cash-out -   Higher       3        C        C        B        B                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    Loan file missing documentation. (see additional exceptions)                                                                                                                                              3           C           C           B           B           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Compliant Higher Priced Mortgage.                                                                                                                                                                                                               TILA ATR/QM
                                                                       Debt Consolidation     Priced QM                                                                                          were not met                                                                             Hazard policy not provided for other property owned : XXX.                                                                                                                                                                                                            2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to
                                                                                                                                                                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, GA Insurance                                                                                                                                                                                                                                                                              Due Diligence Loan Designation of Higher Priced QM.                                          Consummation: No evidence is provided of the borrower's receipt of the appraisal report.
                                                                                                                                                                                                 Verification                                                                                                                                                                                                                                                                                                                                                   [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days     Application / Processing - Missing Document: Missing Lender's Initial 1003: Please provide initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a    signed and dated Loan Application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                copy of each valuation to applicant three (3) business days prior to consummation.           Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The initial Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Type:Primary/12/XX/2019)                                                                    Disclosure was issued 03/XX/2020. The closing date is 03/XX/2020. Provide evidence the borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               received the initial Closing Disclosure at least 3 days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: On the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     initial LE dated 11/XX/2019 the credit report fee was disclosed as $15.00, and the transfer tax amount
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/03/XX/2020)                                         was disclosed as $90.00. The final Closing Disclosure credit report fee is $15.43 and the transfer tax
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       fee is $105.00, resulting in a refund due the borrower of $15.43.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Tax.  Fee Amount of $105.00 exceeds tolerance of $90.00.  Insufficient or no cure was provided to the borrower. (8304)
243397046 XXX       $XXX      NJ    3/XX/2020  11/XX/2019   Primary    Purchase               Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations   Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided                                                                                                                                                                                                     -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): Within 3 Business Days of Application: Provide evidence the borrower received the disclosure no more
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       List of Homeownership Counseling Organizations not provided to applicant within three (3)    than 3 days after the application date.
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.                                                                Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: Provide evidence the borrower received
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not       the disclosure no more than 3 days after the application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                evidence the consumer was provided with the right to receive a copy of the Appraisal         Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure within 3 days of the loan application date.                                       over Year 1 -  October 2018: The Closing Disclosure does not include the Mortgage Insurance payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed   paid in  escrow.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Property Costs over Year 1 -  October 2018: TILA-RESPA Integrated Disclosure - Loan          Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: The Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosures: Amount of Escrowed Property Costs over Year 1 of 12,342.96 on Final Closing     Disclosure does not include the Mortgage Insurance payment paid in  escrow.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure provided on 03/XX/2020 not accurate. (Final/03/XX/2020)                           Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: The Initial LE was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1    provided 01/XX/2020.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property   Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The LE
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Costs over Year 1 of 3,837.96 on Final Closing Disclosure provided on 03/XX/2020 not         dated 03/XX/2020 added a Service Charge Fee of $250.00 with no valid COC or cure provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                accurate. (Final/03/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Borrower(s) within three (3) business days of application. (Initial/01/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Service
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Charges.  Fee Amount of $250.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7527)
243590685 XXX       $XXX      GA    3/XX/2020  11/XX/2019   Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: File is missing a copy of                                                                                                                                                                                                   -
                                                                       Other                  SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   the lenders initial 1003
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         business days prior to closing. (Initial/03/XX/2020)                                         borrower receipt was not found in file.
243966704 XXX       $XXX      CA    12/XX/2017 11/XX/2017   Investment Refinance Cash-out -   N/A          1        A        A        A        A                                                 [3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio  DTI exceeds AUS approved of 45.24000% variance is rental income calculations.                                                                                                                             1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Other                                                                                                                     discrepancy.: Calculated investor qualifying total debt ratio of 49.71123% exceeds AUS total debt ratio of 45.24000%.
243449743 XXX       $XXX      AK    3/XX/2018  12/XX/2017   Primary    Refinance Cash-out -   Non QM       3        C        C        C        C                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    Loan file missing initial Loan Application and hazard coverage active at closing.                                                                                                                         3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Due Diligence Loan Designation is ATR Fail                                                                                                                                                                                                      TILA ATR/QM
                                                                       Debt Consolidation                                                                                                        were not met                                                                             Hazard declaration page not provided.                                                                                                                                                                                                                                 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    because of missing documentation and excessive debt ratio. (see additional exceptions)
                                                                                                                                                                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                                                                                         Due Diligence Loan Designation of Non QM.                                                    Federal Compliance - QM DTI: Loan following QM/ATR requirements because of missing documentation. Debt
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income  to Income ratio of 46.99% exceeds QM/ATR allowable of 43.00%. (see additional exceptions)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase,      Application / Processing - Missing Document: Missing Lender's Initial 1003: Please provide initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                guarantee or insurance by the appropriate agency.                                            signed and dated Loan Application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
243482199 XXX       $XXX      NJ    4/XX/2018  2/XX/2018    Second     Purchase               Temporary    2        B        B        B        B                                                 [3] Insurance Documentation - Hazard Insurance Error: Missing HO-6 policy, blanket                                                                                                                                                                                                                 2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - (Missing Data) Last Rate Set Date: The file does not indicate a rate lock provided                                                                                                                                                                                                 -
                                                            Home                              SHQM                                                                                               hazard insurance policy provided does not contain unit interior coverage.                                                                                                                                                                                                                                                                                      [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   to the borrower.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and      Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The initial CD was provided
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing.                                    to the borrower 04/XX/2018. The closing date is 04/XX/2018. The document is not signed by the borrower,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   therefore borrowers receipt timing is set to 3 days after provided date - 04/XX/2018.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: The revised loan estimate dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/04/XX/2018)                                         04/XX/2018 was not received by the borrower 4 business days prior to closing. Closing date is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA        04/XX/2018.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Revised Loan Estimate provided on 04/XX/2018 not received by borrower Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: The initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                at least four (4) business days prior to closing. (Interim/04/XX/2018)                       LE dated 02/XX/2018 disclosed $396.00 recording fees. The final CD discloses $479.00. A refund of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        $43.40 is due the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $479.00 exceeds tolerance of $396.00 plus 10% or $435.60.  Insufficient or no cure was provided to the borrower. (0)
243751409 XXX       $XXX      IL    8/XX/2020  4/XX/2020    Primary    Refinance Rate/Term    Safe Harbor  3        C        C        B        B                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    Loan file missing documentation. (see additional exceptions)                                                                                                                                              3           C           C           B           B           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Due Diligence Loan Designation is Safe Harbor                                                                                                                                                                                                   TILA ATR/QM
                                                                                              QM                                                                                                 were not met                                                                                                                                                                                                                                                                                                                                                   2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    QM because of missing documentation. (see additional exceptions)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation of Safe Harbor QM.                                            Federal Compliance - CHARM Booklet Disclosure Status: Charm Booklet was not provided to the Borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:      Application / Processing - Missing Document: Missing Lender's Initial 1003: Please provide initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. signed and dated Loan Application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   8/XX/20 was not provided to the borrower at least 3 business days before closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Loan Estimate dated 8/XX/20 was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/08/XX/2020)                                         not received by the borrower at least 4 days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA        Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Discount
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Revised Loan Estimate provided on 08/XX/2020 not received by borrower Points Fee amount of $1,895.00 exceeds tolerance of $1,850.00.  Sufficient cure or changed circumstance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                at least four (4) business days prior to closing. (Interim/08/XX/2020)                       is not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Discount Points.  Fee Amount of $1,895.00 exceeds tolerance of $1,850.00.  Insufficient or no cure was provided to the borrower. (7200)
243602055 XXX       $XXX      NY    11/XX/2020 5/XX/2020    Primary    Refinance Rate/Term    Safe Harbor  3        C        C        B        B                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    Loan file missing initial Loan Application and secondary financing Note.                                                                                                                                  3           C           C           B           B           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Due Diligence Loan Designation is Safe Harbor                                                                                                                                                                                                   TILA ATR/QM
                                                                                              QM                                                                                                 were not met                                                                             Please provide Subordinated Lien Note.                                                                                                                                                                                                                                2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    QM because of missing documentation. (see additional exceptions)
                                                                                                                                                                                                 [3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not                                                                                                                                                                                                                                                                             Due Diligence Loan Designation of Safe Harbor QM.                                            Application / Processing - Missing Document: Missing Lender's Initial 1003: Please provide creditor's
                                                                                                                                                                                                 provided                                                                                                                                                                                                                                                                                                                                                       [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               initial signed and dated Loan Application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late State Compliance - New York Late Charge Percent Testing: Late charges exceeds allowable percent.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   11/XX/20, was not provided at least 3 business days prior to closing date of 11/XX/20.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/11/XX/2020)                                         Valid Change of Circumstance with evidence to support change for the increase in the fees, or cure to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        the borrower with a Post Close Closing Disclosure and evidence it sent to the borrower with an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount explanation of changes.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                of $384.00 exceeds tolerance of $197.00 plus 10% or $216.70.  Insufficient or no cure was    Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided to the borrower. (0)                                                                Valid Change of Circumstance with evidence to support change for the increase in the fees, or cure to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       the borrower with a Post Close Closing Disclosure and evidence it sent to the borrower with an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan     explanation of changes
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Discount Points.  Fee Amount of $1,112.50 exceeds tolerance of $1,095.00.  Insufficient or   Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                no cure was provided to the borrower. (7200)                                                 Valid Change of Circumstance with evidence to support change for the increase in the fees, or cure to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       the borrower with a Post Close Closing Disclosure and evidence it sent to the borrower with an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate     explanation of changes
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lock Fee.  Fee Amount of $1,075.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7335)
243851564 XXX       $XXX      CA    7/XX/2020  4/XX/2020    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Lender's Initial Loan                                                                                                                                                                                                       -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   Application missing.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and      Federal Compliance - (Missing Data) Last Rate Set Date: Rate Lock not provided.
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing.                                    Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October Amount of Estimated Property Costs over Year 1 of 11,612.90 on Final Closing Disclosure provided on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated       07/XX/2020 not accurate.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Property Costs over Year 1 of 11,612.90 on Final Closing Disclosure provided on 07/XX/2020 not accurate. (Final/07/XX/2020)
243425255 XXX       $XXX      CA    7/XX/2020  5/XX/2020    Investment Refinance Rate/Term    N/A          2        B        B        B        B                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, CA Insurance        REO was missing mortgage statement and proof of taxes/insurance.                                                                                                                                          2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 missing from                                                                                                                                                                                                   -
                                                                                                                                                                                                 Verification, Statement, Tax Verification                                                                                                                                                                                                                                                                                                                                                                                                                   the file.
243514654 XXX       $XXX      CA    2/XX/2020  11/XX/2019   Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 is missing in  REVIEWER - CURED COMMENT (2022/XX/15): Sufficient Cure Provided At Closing                                                                                                                      TILA ATR/QM
                                                                       Home Improvement                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:      Cure for this violation provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,569.00 exceeds tolerance of $1,400.00 plus 10% or $1,540.00.  Sufficient or excess cure was provided to the borrower at Closing. (0)
243926074 XXX       $XXX      PA    3/XX/2020  11/XX/2019   Primary    Refinance Cash-out -   Temporary    1        A        A        A        A                                                 [3] Guideline Issue - Aged document: Asset Account date is more than 90 days prior to    All credit documents per guidelines must be within 4 months of the note date.                                                                                                                             1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Other                  SHQM                                                                                               Closing.: Financial Institution: XXX // Account Type: Checking / Account Number: XXXX,   Statement: 10/XX/19; Note 03/XX/20
                                                                                              (GSE/Agency                                                                                        Financial Institution: XXX // Account Type: Checking / Account Number: XXXX              All credit documents per guidelines must be within 4 months of the note date.
                                                                                              Eligible)                                                                                          [3] Credit Documentation - Aged document: Credit Report  is more than 90 days prior to   Credit Report 11/XX/2019; Note 03/XX/2020.
                                                                                                                                                                                                 the note date.: Credit Report: Original // Borrower: XXX
243718695 XXX       $XXX      NC    9/XX/2021  11/XX/2019   Primary    Purchase               Safe Harbor  3        C        C        B        B                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    Loan file missing documentation. (see additional exceptions)                                                                                                                                              3           C           C           B           B           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Due Diligence Loan Designation is Safe Harbor                                                                                                                                                                                                   TILA ATR/QM
                                                                                              QM                                                                                                 were not met                                                                             Please provide Tax Certificate.                                                                                                                                                                                                                                       2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    QM because of missing documentation. (see additional exceptions)
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Tax Certificate not provided                                                                                                                                                                                                                                                                                  Due Diligence Loan Designation of Safe Harbor QM.                                            Application / Processing - Missing Document: Missing Lender's Initial 1003: Please provide initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               signed and dated Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations   Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): Within 3 Business Days of Application: Homeownership Counseling Organizations provided on 03/XX/2020
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                List of Homeownership Counseling Organizations not provided to applicant within three (3)    was not provided to applicant within 3 days of the loan application date of 11/XX/2019.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days of application.                                                                Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: File does not evidence the consumer was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not       provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                evidence the consumer was provided with the right to receive a copy of the Appraisal         application date of 11/XX/2019.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure within 3 days of the loan application date.                                       Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of            Costs over Year 1: HOA dues determined on the 1004 reflect $450/year where the lender determined
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan             $429.96/year.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 429.96 on Final Closing    Federal Compliance - TRID Loan Estimate Timing: Loan Estimate provided on 03/XX/2020 was not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure provided on 09/XX/2021 not accurate. (Final/09/XX/2021)                           to applicant within 3 days of the loan application date of 11/XX/2019.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/03/XX/2020)
243522136 XXX       $XXX      NY    2/XX/2020  12/XX/2019   Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid                                                                                                                                                                                                   -
                                                                       Debt Consolidation     SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late COC or cure was provided.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Tax.  Fee Amount of $1,077.00 exceeds tolerance of $1,050.00.  Insufficient or no cure was provided to the borrower. (8304)
243910396 XXX       $XXX      NY    2/XX/2020  12/XX/2019   Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within                                                                                                                                                                                                  -
                                                                       Home Improvement       SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              charge percent of 5.00000% exceeds the state maximum of 2%.                                  3 Business Days of Application: The file was missing a copy of the executed Affiliated Business
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not   Arrangement Disclosure or proof of the borrower's electronic receipt of the disclosure within 3 days of
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not      Originator Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business    Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                days of application.                                                                         Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $335.25 exceeds tolerance of $328.00.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Insufficient or no cure was provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Tax.  Fee Amount of $335.25 exceeds tolerance of $328.00.  Insufficient or no cure was provided to the borrower. (8304)
243811607 XXX       $XXX      NY    4/XX/2020  12/XX/2019   Primary    Refinance Cash-out -   Non QM       3        C        C        C        C                                                                                                                                                                                                                                                                                                                                                    3           C           C           C           C           [3] Federal Compliance - Retirement Documentation: Qualified Mortgage (Dodd-Frank 2014):     Federal Compliance - Retirement Documentation: Waterfalling to non-QM requirements due to UTD loan                                                                                                                                                                                                      TILA ATR/QM
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Retirement income documentation insufficient. (XXX XXX/Pension)                              designation, two years signed tax returns not provided for retirement income.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Due to missing income docs.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  tolerance was exceeded by $896.35 due to increase and addition of Title fees. No evidence of a valid
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        COC and cure of $592.35 provided at closing is insufficient.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $3,168.95 exceeds tolerance of $2,066.00 plus 10% or $2,272.60.  Insufficient or no cure was provided to the borrower. (0)
243868137 XXX       $XXX      NV    2/XX/2020  12/XX/2019   Primary    Refinance Cash-out -   Safe Harbor  2        B        B        B        B                                                                                                                                                                                                                                                                                                    [3] Valuation    Appraisal                      2           B           B           B           B           [2] Federal Compliance - QM Employment History - Current and/or Previous Employment          Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks                                                                                                                                                                                                     -
                                                                       Other                  QM                                                                                                                                                                                                                                                                                                                                                    Issue - The desk effective date                                                                             Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment      Date Info: Employment from 8/XX/2017 from XXX and 4/XX/2017 from XXX need to be documented with WVOE to
                                                                                                                                                                                                                                                                                                                                                                                                                                                    review has a     is 2/XX/2019                                                                               Dates to verify two years employment history for current and/or prior employment.            support two years of employment.
                                                                                                                                                                                                                                                                                                                                                                                                                                                    effective date   and desk review                                                                            (XXX/XXX/11676426)
                                                                                                                                                                                                                                                                                                                                                                                                                                                    that is other    effective date
                                                                                                                                                                                                                                                                                                                                                                                                                                                    than what the    is 11.11.2020.
                                                                                                                                                                                                                                                                                                                                                                                                                                                    appraisal
                                                                                                                                                                                                                                                                                                                                                                                                                                                    effective date
                                                                                                                                                                                                                                                                                                                                                                                                                                                    is. The desk
                                                                                                                                                                                                                                                                                                                                                                                                                                                    review should
                                                                                                                                                                                                                                                                                                                                                                                                                                                    have the same
                                                                                                                                                                                                                                                                                                                                                                                                                                                    effective date
                                                                                                                                                                                                                                                                                                                                                                                                                                                    as the appraisal
243807070 XXX       $XXX      MD    1/XX/2020  12/XX/2019   Investment Purchase               N/A          2        B        B        B        B                                                 [3] Insurance Documentation - Hazard Insurance Error: Missing HO-6 policy, blanket       Provide evidence blanket policy includes walls in coverage.                                                                                                                                               2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing signed and dated                                                                                                                                                                                                    -
                                                                                                                                                                                                 hazard insurance policy provided does not contain unit interior coverage.                                                                                                                                                                                                                                                                                      [2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not  initial 1003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to  Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Receive a Copy" appraisal disclosure to applicant within three (3) business days of          Timely: Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                application or determination of first lien status.                                           three (3) business days of application or determination of first lien status.
243908671 XXX       $XXX      NJ    3/XX/2020  12/XX/2019   Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: The final                                                                                                                                                                                                   -
                                                                       Other                  SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1    CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as $1,008.40 on page 4;  correct
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property   amount is $1,008.36.
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         Costs over Year 1 of 1,008.40 on Final Closing Disclosure provided on 03/XX/2020 not accurate. (Final/03/XX/2020)
243888813 XXX       $XXX      VA    3/XX/2020  12/XX/2019   Primary    Refinance Cash-out -   Non QM       3        C        C        C        C                                                 [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is      The Replacement Cost Estimator was not Provided.                                                                                                                                                          3           C           C           C           C           [3] Federal Compliance - Overtime Bonus Declining: Qualified Mortgage (Dodd-Frank 2014): Use Federal Compliance - Overtime Bonus Declining: Waterfalling to non-QM requirements due to UTD loan                                                                                                                                                                                                      TILA ATR/QM
                                                                       Debt Consolidation                                                                                                        insufficient.                                                                                                                                                                                                                                                                                                                                                  of continual decline in income for Overtime/Bonus not justified or documented. (XXX          designation, 2 year history required and not provided for Borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                XXX/Overtime)                                                                                Federal Compliance - Overtime Bonus Method of Calculation: Waterfalling to non-QM requirements due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - Overtime Bonus Method of Calculation: Qualified Mortgage            UTD loan designation, 2 year history required and not provided for Borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years Federal Compliance - QM DTI: Accept LP in file at 49% DTI, waterfalling to non-QM requirements due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                when calculating the average Overtime/Bonus income. (XXX XXX/Overtime)                       UTD loan designation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income  Federal Compliance - QM Employment History: Waterfalling to non-QM requirements due to UTD loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase,      designation, 2 year history required and not provided for Borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                guarantee or insurance by the appropriate agency.                                            Federal Compliance - Unknown Loan Designation Test: Waterfalling to non-QM requirements due to UTD loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014):        designation, 2 year history required and not provided for Borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Employment history requirement not met. (XXX/XXX/11676430)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
243665158 XXX       $XXX      NJ    2/XX/2020  11/XX/2019   Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Loan Designation not provided.                                                                                                                                                                                                                      TILA ATR/QM
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.
243018728 XXX       $XXX      NY    2/XX/2020  12/XX/2019   Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late State Compliance - New York Late Charge Percent Testing: Per the Note Late charge is 5% exceeding the                                                                                                                                                                                                   -
                                                                       Other                  SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              charge percent of 5.00000% exceeds the state maximum of 2%.                                  state maximum of 2%.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan     Discount Points Fee was last disclosed as $0.00 on LE but disclosed as $942.50 on Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Discount Points.  Fee Amount of $942.50 exceeds tolerance of $0.00.  Insufficient or no cure Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.   The COC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                was provided to the borrower. (7200)                                                         states loan amount increased and Discount points changed on 1/XX/2020 however the reason was not evident.  Provide a post-close CD disclosing the tolerance cure to include $942.50, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
243438141 XXX       $XXX      CA    3/XX/2020  12/XX/2019   Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Unable to determine loan designation.               REVIEWER - CURED COMMENT (2022/XX/08): Sufficient Cure Provided At Closing                                                                                                                      TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing signed and dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    initial 1003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $375.00 exceeds tolerance of $196.00 plus 10% or $215.60.  Sufficient or excess cure was provided to the borrower at Closing. (0)
243107031 XXX       $XXX      CA    2/XX/2020  12/XX/2019   Primary    Refinance Cash-out -   Non QM       3        C        C        C        C                                                                                                                                                                                                                                                                                                                                                    3           C           C           C           C           [3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points    Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on                                                                                                                                                                                                       TILA ATR/QM
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    and Fees on subject loan of XXX% is in excess of the investor allowable maximum of  3.00000% subject loan of 3.02443% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount  Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an investor allowable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                of $XXX vs. an investor allowable total of $XXX (an overage of $XXX or XXX%).                total of $XXX (an overage of $XXX or XXX%).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Provide copy of CD dated 3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     business days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/02/XX/2020)                                         Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       discount point fee was last disclosed as $7,750.00on LE but disclosed as $0.00 on Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan     Disclosure.  Provide a post-close CD disclosing the tolerance cure to include $7,750, a copy of refund
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Discount Points.  Fee Amount of $7,750.00 exceeds tolerance of $0.00.  Insufficient or no    check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                cure was provided to the borrower. (7200)                                                    changed made or VCC.
243190455 XXX       $XXX      TX    3/XX/2020  12/XX/2019   Primary    Refinance Cash-out -   Temporary    1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Other                  HPQM
                                                                                              (GSE/Agency
                                                                                              Eligible)
243181884 XXX       $XXX      NV    2/XX/2020  1/XX/2020    Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Loan designation was not provided and therefore                                                                                                                                                                                                     TILA ATR/QM
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. unable to determine.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.
243941657 XXX       $XXX      CA    4/XX/2020  1/XX/2020    Primary    Refinance Cash-out -   Non QM       3        C        C        C        C                                                                                                                                                                                                                                                                                                                                                    3           C           C           C           C           [3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points    Federal Compliance - QM Points and Fees: QM Points and Fees threshold exceeded by $XXX or .05074%.                                                                                                                                                                                                      TILA ATR/QM
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       and Fees on subject loan of XXX% is in excess of the investor allowable maximum of  3.00000% Federal Compliance - Unknown Loan Designation Test: Unable to determine loan designation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount  Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                of $XXX vs. an investor allowable total of $XXX (an overage of $XXX or XXX%).                Points and Fees on subject loan of XXX% is in excess of the investor allowable maximum of  3.00000% of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure       the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement     investor allowable total of $XXX (an overage of $XXX or XXX%).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure to borrower.                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: The file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated       was missing a copy of the executed Affiliated Business Arrangement Disclosure or proof of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 borrower's electronic receipt of the disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                is less than amount of binding Lender Credit previously disclosed in the amount of $-150.00. Federal Compliance - TRID Lender Credit Tolerance Violation: Lender credit was reduced, without a valid
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (9300)                                                                                       change in circumstance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan     Discounts Fee was not disclosed on initial Loan Estimate.  File does not contain a valid COC for this
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Discount Points.  Fee Amount of $17,600.00 exceeds tolerance of $0.00.  Insufficient or no   fee, nor evidence of cure.  Provide a post-close CD disclosing the tolerance cure to include $17,600, a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                cure was provided to the borrower. (7200)                                                    copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
243959093 XXX       $XXX      VA    4/XX/2020  1/XX/2020    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Lender Credit Tolerance Violation: The lender credit decreased without a                                                                                                                                                                                                      -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated       valid COC, no cure provided.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         $-257.50  is less than amount of binding Lender Credit previously disclosed in the amount of appraisal fee increased from $490.00 on the final LE dated 1/XX/2022 and increased to $715.00 on the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $-271.00. (9300)                                                                             initial CD with no valid COC.  Lender provided a credit of $225.00 on the final CD; however this credit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       is insufficient to cure all tolerance cures.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $715.00 exceeds tolerance of $490.00.  Insufficient or no cure was provided to the borrower. (7506)
243200249 XXX       $XXX      ID    2/XX/2020  1/XX/2020    Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: An Originator Loan Designation was not provided by                                                                                                                                                                                                  TILA ATR/QM
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. the Seller.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
243366093 XXX       $XXX      OH    2/XX/2020  1/XX/2020    Investment Refinance Cash-out -   N/A          2        B        B        B        B                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, OH, Address: XXX,   Missing statement to verify PITI.                                                                                                                                                                         2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing signed and dated                                                                                                                                                                                                    -
                                                                       Other                                                                                                                     OH, Address: XXX, OH Statement                                                                                                                                                                                                                                                                                                                                                                                                                              initial 1003.
                                                                                                                                                                                                 Statement
                                                                                                                                                                                                 Statement
243838581 XXX       $XXX      CA    3/XX/2020  1/XX/2020    Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Loan designation not present in file. Loan is AUS                                                                                                                                                                                                   TILA ATR/QM
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. approved with an AUS dti of 43.55%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   is dated 02/XX/2020 not within 3 business days of note date 03/XX/2020
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/02/XX/2020)
243932736 XXX       $XXX      MD    3/XX/2020  1/XX/2020    Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Unable to determine loan designation.               REVIEWER - CURED COMMENT (2022/XX/08): Sufficient Cure Provided At Closing                                                                                                                      TILA ATR/QM
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Net Tangible Benefits document was not provided in the loan file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing signed and dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not     copy of the initial 1003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided to borrower.                                                                        Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Missing evidence of earlier
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               receipt.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/03/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transfer Tax.  Fee Amount of $40.00 exceeds tolerance of $30.00.  Sufficient or excess cure was provided to the borrower at Closing. (8304)
243707854 XXX       $XXX      CA    6/XX/2020  1/XX/2020    Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Originator loan designation was not provided by                                                                                                                                                                                                     TILA ATR/QM
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Seller.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Date Info: The loan is water falling to ATR/QM standard documentation requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - QM Employment History - Current and/or Previous Employment          originator loan designation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment      Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Dates to verify two years employment history for current and/or prior employment.            borrower receipt was not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (XXX/XXX/11676455)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/06/XX/2020)
243660251 XXX       $XXX      NC    3/XX/2020  1/XX/2020    Investment Refinance Cash-out -   N/A          2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days     Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to                                                                                                                                                                                                           -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a    Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                copy of each valuation to applicant three (3) business days prior to consummation.           prior to consummation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Type:Primary/02/XX/2020)                                                                    Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days     Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a    prior to consummation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                copy of each valuation to applicant three (3) business days prior to consummation.           State Compliance - North Carolina First Lien Late Charge Percent Testing: Note late charge percent of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Type:Primary/02/XX/2020)                                                                    5.00000% exceeds the state maximum of 4%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.
243524178 XXX       $XXX      FL    3/XX/2020  1/XX/2020    Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing Lender's Initial                                                                                                                                                                                                    -
                                                                       Debt Consolidation     SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       1003
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title -
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         Endorsement Fee.  Fee Amount of $127.40 exceeds tolerance of $0.00.  Insufficient or no cure Endorsement Fee was not disclosed on the LE dated 01/XX/2020. The final CD the reflects $127.40.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                was provided to the borrower. (7726)                                                         Missing a valid change in circumstance.  Insufficient or no cure was provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  Abstract / Title Search Fee was not disclosed on the LE dated 01/XX/2020. The final CD the reflects
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Abstract / Title Search.  Fee Amount of $270.00 exceeds tolerance of $0.00.  Insufficient or $270.00. Missing a valid change in circumstance.  Insufficient or no cure was provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                no cure was provided to the borrower. (77163)
243576282 XXX       $XXX      IL    3/XX/2020  1/XX/2020    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not Mortgage Insurance Certificate/binder for subject property not in file             SELLER - GENERAL                                                                                                       3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Originator Loan Designation not provided                                                                                            GENERAL COMMENT (2022/XX/05): MI was cancelled effective 12/XX/2020                                             TILA ATR/QM
                                                                                                                                                                                                 provided                                                                                 Mortgage statement, Insurance Verification and Tax certificate not provided for    COMMENT                                                                                                                                                                            Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title -
                                                                                                                                                                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, IL Insurance        the non-subject property XXX.                                                      (2022/XX/05): MI was                                                                                                                                                               Due Diligence Loan Designation is Non QM.                                                    document preparation Fee was  NOT disclosued in loan estimate but disclosed as $60.00 in Final Closing
                                                                                                                                                                                                 Verification, Statement, Tax Verification                                                                                                                                   cancelled effective                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Disclosure 03/XX/2020. File does not contain a valid COC for this fee, nor evidence of cure in file.
                                                                                                                                                                                                                                                                                                                                                                             12/XX/2020                                                                                                                                                                         Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  Provide a post-close CD disclosing the tolerance cure to include $10, a copy of refund check, proof of
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL                                                                                                                                                                 Document Preparation Fee.  Fee Amount of $60.00 exceeds tolerance of $0.00.  Insufficient or delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made
                                                                                                                                                                                                                                                                                                                                                                             COMMENT                                                                                                                                                                            no cure was provided to the borrower. (7563)                                                 Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title -
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/06):                                                                                                                                                                      [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Recording Fee was  NOT disclosed in loan estimate but disclosed as $10.00 in Final Closing Disclosure
                                                                                                                                                                                                                                                                                                                                                                             Mortgage Insurance                                                                                                                                                                 Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  03/XX/2020. File does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a
                                                                                                                                                                                                                                                                                                                                                                             cancelled                                                                                                                                                                          Recording Service Fee.  Fee Amount of $10.00 exceeds tolerance of $0.00.  Insufficient or no post-close CD disclosing the tolerance cure to include $10, a copy of refund check, proof of delivery,
                                                                                                                                                                                                                                                                                                                                                                             12/XX/2020, however                                                                                                                                                                cure was provided to the borrower. (75197)                                                   and a copy of the letter of explanation sent to the borrower disclosing the changes made
                                                                                                                                                                                                                                                                                                                                                                             Certificate from                                                                                                                                                                   [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal
                                                                                                                                                                                                                                                                                                                                                                             origination missing                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for          Fee  was  last disclosed as $470.00 on LE 01/XX/2020 but disclosed as $474.00 on Final Closing
                                                                                                                                                                                                                                                                                                                                                                             from the loan file.                                                                                                                                                                Appraisal Fee.  Fee Amount of $474.00 exceeds tolerance of $470.00.  Insufficient or no cure Disclosure 03/XX/2020. File does not contain a valid COC for this fee, nor evidence of cure in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                was provided to the borrower. (7506)                                                         Provide a post-close CD disclosing the tolerance cure to include $4, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made
243930244 XXX       $XXX      MI    3/XX/2020  1/XX/2020    Investment Refinance Cash-out -   N/A          2        B        B        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                             2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing signed and dated                                                                                                                                                                                                    -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    initial 1003.
243300941 XXX       $XXX      CA    4/XX/2020  1/XX/2020    Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified                                                                                                                                                                                                                                                                                                                 TILA ATR/QM
                                                                       Home Improvement                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                H-8 form was used, the H-9 form should have been used.
243213157 XXX       $XXX      CA    3/XX/2020  1/XX/2020    Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing:                                                                                                                                                                                                  TILA ATR/QM
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Amount of Estimated Property Costs over Year 1 of 8,033.55 on Final Closing Disclosure is based on a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    month amount of $669.46. The AUS in file reads a monthly hazard $289.00 and Taxes $380.46 = $669.45 x
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               12 months = $8,033.52.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Property Costs over Year 1 of 8,033.55 on Final Closing Disclosure provided on 03/XX/2020 not accurate. (Final/03/XX/2020)
243915118 XXX       $XXX      TX    1/XX/2021  1/XX/2020    Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, TX, Address: XXX,   Insurance and tax verification for indicated properties are missing from the file.                                                                                                                        3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Originator Loan Designation not provided. Loan                                                                                                                                                                                                      TILA ATR/QM
                                                                       Other                                                                                                                     TX, Address: XXX, TX, Address: XXX, TX, Address: XXX, TX, Address: XXX, TX Insurance                                                                                                                                                                                                                                                                           Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. tested as Non-QM. Due Diligence Loan Designation is Non QM.
                                                                                                                                                                                                 Verification, Tax Verification                                                                                                                                                                                                                                                                                                                                 Due Diligence Loan Designation is Non QM.
                                                                                                                                                                                                 Insurance Verification, Tax Verification
                                                                                                                                                                                                 Insurance Verification, Tax Verification
                                                                                                                                                                                                 Insurance Verification, Tax Verification
                                                                                                                                                                                                 Insurance Verification, Tax Verification
                                                                                                                                                                                                 Insurance Verification
243956396 XXX       $XXX      NY    3/XX/2020  2/XX/2020    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Unable to determine the loan designation.                                                                                                                                                                                                           TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. State Compliance - New York Late Charge Percent Testing: Note late charge percent of 5.00000% exceeds
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
243113767 XXX       $XXX      CA    7/XX/2020  1/XX/2020    Second     Refinance Cash-out -   Non QM       3        C        C        B        B                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    AUS /Guidelines findingd were not met                                                                                                                                                                     3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: The guidelines were not provided for review.        SELLER - GENERAL COMMENT (2022/XX/05): ATR adequately supported.  Compensating  GENERAL COMMENT (2022/XX/05): ATR adequately supported.  Compensating factors  1-                               TILA ATR/QM
                                                            Home       Other                                                                                                                     were not met                                                                             The file is missing REO documents for property located at XXX, CA:                                                                                                                                                                                                    Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency: ARM terms shown as factors  1- Refinance to reduce rate 2- Equity in other real estate owned  3-   Refinance to reduce rate 2- Equity in other real estate owned  3- 10 months in
                                                                                                                                                                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, CA Insurance                                                                                                                                                                                                                                                                              Due Diligence Loan Designation is Non QM.                                                    9.92/1 ARM, while final CDis showing 10 year ARM. Based on the first change date, ARM is calculating as 10 months in reserves 4- Good credit and mortgage history  5- Conservative use  reserves 4- Good credit and mortgage history  5- Conservative use of consumer credit.
                                                                                                                                                                                                 Verification, Tax Verification                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency:     not a 10 year ARM but a 9.92/1 ARM.                                                                     of consumer credit.  Underwriter Decision Summary confirms that this loan was a Underwriter Decision Summary confirms that this loan was a QM Pass.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure  Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: ARM terms shown   QM Pass.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided on 07/XX/2020 disclosed a First Change frequency that does not match the actual     as 9.92/1 ARM, while final CDis showing 10 year ARM. Based on the first change date, ARM is calculating REVIEWER - GENERAL COMMENT (2022/XX/08): We can't downgrade this loan           GENERAL COMMENT (2022/XX/16): DU, LP, XXX Decision Certs (AUS) attached.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                first change frequency for the loan. (Final/07/XX/2020)                                      as not a 10 year ARM but a 9.92/1 ARM.                                                                  designation exception. Please provide a loan designation so that we can restate ATR adequately supported. Compensating factors  1- Strong residual income. 2.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In:    Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: ARM terms shown as       and re-review.                                                                  Excellent Credit 896 Fico. 3. Excellent mortgage and credit history. 4. Equity in REO
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on          9.92/1 ARM, while final CDis showing 10 year ARM. Based on the first change date, ARM is calculating as REVIEWER - GENERAL COMMENT (2022/XX/13): EXCEPTION HISTORY - Exception Detail   5.Substantial cash reserves
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                07/XX/2020 with an increasing payment disclosed the due date of the first adjustment that    not a 10 year ARM but a 9.92/1 ARM.                                                                     was updated on 12/XX/2022 PRIOR Exception Detail: Ability to Repay / Qualified
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                does not match the actual due date for the loan. (Final/07/XX/2020)                          Federal Compliance - TRID Final Closing Disclosure Product Testing: ARM terms shown as 9.92/1 ARM,      Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year:           while final CDis showing 10 year ARM. Based on the first change date, ARM is calculating as not a 10    tested as Non-QM.  Due Diligence Loan Designation is ATR Fail.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on          year ARM but a 9.92/1 ARM.                                                                              SELLER - GENERAL COMMENT (2022/XX/16): DU, LP, XXX Decision Certs (AUS)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                07/XX/2020 with an increasing payment disclosed the earliest date of the maximum possible    Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing:  attached.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                amount of principal and interest that does not match the actual earliest date for the loan.  The final CD disclosed the Amount of Total Property Costs over Year 1 as $20,349.35 on page 4; however  ATR adequately supported. Compensating factors  1- Strong residual income. 2.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Final/07/XX/2020)                                                                           the annual taxes $12,564.96 and homeowners insurance $5,484.35 total are $18,049.31 per year.  Final CD Excellent Credit 896 Fico. 3. Excellent mortgage and credit history. 4. Equity
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA           reflects Estimated Taxes, Insurance & Assessments of $1,695.78 monthly, correct amount is $1,504.11.    in REO  5.Substantial cash reserves
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure - General Information: Final Closing Disclosure provided on 07/XX/2020 Provide a post-close CD correcting on page 4 and Estimated Taxes, Insurance & Assessments on page 1;    REVIEWER - GENERAL COMMENT (2022/XX/17): XXX Certificate provided which does disclosed a Product that does not match the actual product for the loan. (Final/07/XX/2020)  and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.        not provide the origination designation.  Exception remains.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: Evidenece of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated       document showing that borrower received document at least 3 business days prior to consummation not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Property Costs over Year 1 of 20,349.35 on Final Closing Disclosure provided on 07/XX/2020   found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                not accurate. (Final/07/XX/2020)                                                             Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: Fee was  last disclosed as $620.00 on LE but disclosed as $965.00.00 on Final Closing Disclosure.  File
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                TILA-RESPA Integrated Disclosure   Corrected Closing Disclosure provided on or after         does not contain a valid COC for this fee, nor evidence of cure in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                07/XX/2020 contains a change in loan product and was not received by borrower at least three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days prior to consummation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $965.00 exceeds tolerance of $620.00.  Insufficient or no cure was provided to the borrower. (7506)
243095267 XXX       $XXX      NY    3/XX/2020  1/XX/2020    Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: An Originatior Loan Designation was not provided by                                                                                                                                                                                                 TILA ATR/QM
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Seller
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: The effective date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA   Appraisal is before the signature date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date State Compliance - New York Late Charge Percent Testing: The late charge percentage disclosed on the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                when valuation was performed.  Unable to determine compliance with appraisal timing          Note exceeds the maximum allowable for NY state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                requirements. (Type:Primary/02/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
243273884 XXX       $XXX      MN    11/XX/2020 1/XX/2020    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Minnesota Tangible Net Benefit Test: Minnesota Residential Mortgage   State Compliance - Minnesota Tangible Net Benefit Test: The file is missing a copy of the tangible net                                                                                                                                                                                                  -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              Originator and Servicer Licensing Act: Unable to determine if mortgage loan provides a       benefit document
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       tangible net benefit to the borrower due to missing prior loan information.                  Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Documentation showing
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               borrower's receipt of an earlier CD was not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   Federal Compliance - TRID Lender Credit Tolerance Violation: Final lender credit of -$215.00 is less
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     than the binding lender credit of -$1,198 disclosed previously.  No cure provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/10/XX/2020)                                         Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated       tolerance was exceeded by $55.84 due to increase of recording fee.  No valid COC provided, nor evidence
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of       of cure in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $-215.00  is less than amount of binding Lender Credit previously disclosed in the amount of Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Rate lock
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $-1,198.00. (9300)                                                                           fee of $598.83 exceeds the tolerance of $0.00.no coc or cure provided in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount Fee was  last disclosed as $511.00 on LE but disclosed as $545.00 on Final Closing Disclosure.  File of $1,198.84 exceeds tolerance of $143.00 plus 10% or $157.30.  Insufficient or no cure was  does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a post-close CD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided to the borrower. (0)                                                                disclosing the tolerance cure to include $34.00, a copy of refund check, proof of delivery, and a copy
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       of the letter of explanation sent to the borrower disclosing the changes made.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lock Fee.  Fee Amount of $598.83 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7335)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $545.00 exceeds tolerance of $511.00.  Insufficient or no cure was provided to the borrower. (7506)
243256445 XXX       $XXX      NY    4/XX/2020  1/XX/2020    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    AUS required MI is missing.                                                        SELLER - GENERAL                                                                                                       3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: An Originatior Loan Designation not provided by                                                                                     GENERAL COMMENT (2022/XX/28): See attached Payment Information including MI.                                    TILA ATR/QM
                                                                                                                                                                                                 were not met                                                                             Private mortgage insurance certificate not found at time of review, 11/XX/2022     COMMENT                                                                                                                                                                            Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Seller.
                                                                                                                                                                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                    (2022/XX/28): See                                                                                                                                                                  Due Diligence Loan Designation is Non QM.                                                    Application / Processing - Missing Document: Missing Lender's Initial 1003: Signed and dated initial                                                                                    GENERAL COMMENT (2022/XX/05): Cert Attached
                                                                                                                                                                                                 provided                                                                                                                                                                    attached Payment                                                                                                                                                                   [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               1003 not found at time of review, 11/XX/2022
                                                                                                                                                                                                                                                                                                                                                                             Information                                                                                                                                                                        [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late State Compliance - New York Late Charge Percent Testing: Exceeds NY 2% late charge limit
                                                                                                                                                                                                                                                                                                                                                                             including MI.                                                                                                                                                                      charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL
                                                                                                                                                                                                                                                                                                                                                                             COMMENT
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/28): A copy
                                                                                                                                                                                                                                                                                                                                                                             of the MI
                                                                                                                                                                                                                                                                                                                                                                             certificate
                                                                                                                                                                                                                                                                                                                                                                             reflecting the MI
                                                                                                                                                                                                                                                                                                                                                                             terms is missing.
                                                                                                                                                                                                                                                                                                                                                                             SELLER - GENERAL
                                                                                                                                                                                                                                                                                                                                                                             COMMENT
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/05): Cert
                                                                                                                                                                                                                                                                                                                                                                             Attached
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL
                                                                                                                                                                                                                                                                                                                                                                             COMMENT
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/06): The MI
                                                                                                                                                                                                                                                                                                                                                                             certificate was
                                                                                                                                                                                                                                                                                                                                                                             provided evidencing
                                                                                                                                                                                                                                                                                                                                                                             MI insurance is in
                                                                                                                                                                                                                                                                                                                                                                             place at origination
                                                                                                                                                                                                                                                                                                                                                                             however the monthly
                                                                                                                                                                                                                                                                                                                                                                             premium is not
                                                                                                                                                                                                                                                                                                                                                                             outlined on the
                                                                                                                                                                                                                                                                                                                                                                             certificate. The
                                                                                                                                                                                                                                                                                                                                                                             premium amount
                                                                                                                                                                                                                                                                                                                                                                             appears on the first
                                                                                                                                                                                                                                                                                                                                                                             payment letter, 1008
                                                                                                                                                                                                                                                                                                                                                                             and/or CD and
                                                                                                                                                                                                                                                                                                                                                                             matches the amount
                                                                                                                                                                                                                                                                                                                                                                             calculated from the
                                                                                                                                                                                                                                                                                                                                                                             rates on the
                                                                                                                                                                                                                                                                                                                                                                             certificate.
243535185 XXX       $XXX      GA    3/XX/2020  1/XX/2020    Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Loan designation failure due to QM failure.  This                                                                                                                                                                                                   TILA ATR/QM
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. exception will be cleared once all QM specific exceptions have been cured/cleared.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Application / Processing - Missing Document: Missing Lender's Initial 1003: Provide a signed and dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               copy of the Lenders Initial 1003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax Fee was  last disclosed as $464.00 on LE but disclosed as $463.50 on Final Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Tax.  Fee Amount of $463.50 exceeds tolerance of $450.00.  Insufficient or no cure was       File does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a post-close CD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided to the borrower. (8304)                                                             disclosing the tolerance cure to include $.50, a copy of refund check, proof of delivery, and a copy of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       the letter of explanation sent to the borrower disclosing the changes made.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan     Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Discount Points.  Fee Amount of $2,509.00 exceeds tolerance of $375.00.  Insufficient or no  Discount Points Fee was  last disclosed as $375 on LE but disclosed as $2,509.00 on Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                cure was provided to the borrower. (7200)                                                    Disclosure.  File does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             post-close CD disclosing the tolerance cure to include $2,134.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
243995533 XXX       $XXX      IL    3/XX/2020  1/XX/2020    Primary    Refinance Cash-out -   Non QM       3        C        C        C        C                                                                                                                                                                                                                                                                                                                                                    3           C           C           C           C           [3] Federal Compliance - Commission Method of Calculation: Qualified Mortgage (Dodd-Frank    Federal Compliance - Commission Method of Calculation: Originator loan designation not provided by                                                                                                                                                                                                      TILA ATR/QM
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2014): Commission income required to be averaged over a period of at least two (2) years.    Seller and the loan is water falling to ATR/QM standard documentation requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (XXX XXX/Commission)                                                                         Federal Compliance - Commission Tax Documentation: Commission income missing two years consecutive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - Commission Tax Documentation: Qualified Mortgage (Dodd-Frank 2014): signed tax returns or tax transcripts.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Commission income missing two years consecutive signed tax returns or tax transcripts (XXX   Federal Compliance - Unknown Loan Designation Test: Originator loan designation not provided by Seller.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                XXX/Commission)                                                                              Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Tax Service Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. nor evidence of cure.  Provide a post-close CD disclosing the tolerance cure to include $2, a copy of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       disclosing the changes made.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Tax Certificate Fee.  Fee Amount of $2.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75204)
243821287 XXX       $XXX      NY    6/XX/2020  1/XX/2020    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Guideline Issue - Aged document: Asset Account date is more than 90 days prior to                                                                                                                                                                                                              3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Guideline have not been provided in file. Unable to                                                                                                                                                                                                 TILA ATR/QM
                                                                                                                                                                                                 Closing.: Financial Institution: XXX // Account Type: Savings / Account Number: XXXX                                                                                                                                                                                                                                                                           Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. determine loan designation.
                                                                                                                                                                                                 [3] Guideline Issue - Aged document: Primary Valuation is older than guidelines permit:                                                                                                                                                                                                                                                                        Due Diligence Loan Designation is Non QM.                                                    State Compliance - New York Late Charge Percent Testing: Updated correctly per Note document.
                                                                                                                                                                                                 Valuation Type: Appraisal / Valuation Report Date: 02/XX/2020                                                                                                                                                                                                                                                                                                  [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late Federal Compliance - (Missing Data) Last Rate Set Date: Rate lock document or alternative rate lock
                                                                                                                                                                                                 [3] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  document not provided in file.
                                                                                                                                                                                                 closing.: Hazard Insurance Policy Effective Date 06/XX/2020, Disbursement Date:                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Document was provided and
                                                                                                                                                                                                 06/XX/2020                                                                                                                                                                                                                                                                                                                                                     Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and      signed at closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.                                    Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   tax fee increased from $131.00 to $246.60 at final closing with no valid change of circumstance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     provided for the increase.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/06/XX/2020)                                         Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       fee increased from $0.00 to $290.00 at final closing with no valid change of circumstance provided for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer the increase.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Tax.  Fee Amount of $246.60 exceeds tolerance of $131.00.  Insufficient or no cure was       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided to the borrower. (8304)                                                             fee increased from $580.00 to $655.00 at final closing with no valid change of circumstance provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       for the increase.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for          Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Rate lock
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Re-Inspection Fee.  Fee Amount of $290.00 exceeds tolerance of $0.00.              fee increased from $0.00 to $1,988.00 at final closing with no valid change of circumstance provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Insufficient or no cure was provided to the borrower. (75103)                                for the increase.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for          discount point fees increased from $1,988.00 to $3,976.00 at final closing with no valid change of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $655.00 exceeds tolerance of $580.00.  Insufficient or no cure circumstance provided for the increase.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                was provided to the borrower. (7506)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lock Fee.  Fee Amount of $1,988.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7335)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Discount Points.  Fee Amount of $3,976.00 exceeds tolerance of $1,988.00.  Insufficient or no cure was provided to the borrower. (7200)
243959043 XXX       $XXX      AZ    4/XX/2020  1/XX/2020    Primary    Refinance Cash-out -   Non QM       3        C        C        C        C                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                             3           C           C           C           C           [3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income  Federal Compliance - QM DTI: Waterfall exception due to missing loan designation.                       REVIEWER - CURED COMMENT (2022/XX/11): Sufficient Cure Provided At Closing                                                                                                                      TILA ATR/QM
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase,      Federal Compliance - Unknown Loan Designation Test: Lender did not provide loan designation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                guarantee or insurance by the appropriate agency.                                            Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Closing disclosure dated 4/XX/2020 has the ten percent fee increase to $100.00 from $90.00 and a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. sufficient cure was provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $100.00 exceeds tolerance of $90.00 plus 10% or $99.00.  Sufficient or excess cure was provided to the borrower at Closing. (0)
243118952 XXX       $XXX      NY    3/XX/2020  1/XX/2020    Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Loan designation is not found in the file.          REVIEWER - CURED COMMENT (2022/XX/08): Sufficient Cure Provided At Closing                                                                                                                      TILA ATR/QM
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Application / Processing - Missing Document: Missing Lender's Initial 1003: The file is missing a copy
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    of the initial 1003 Loan Application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               State Compliance - New York Late Charge Percent Testing: Note reflects a late fee percentage of 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late which exceeds maximum for NY state of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The file does not contain
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   evidence the Initial CD was delivered to the borrower at least 3 days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and      Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.                                    Transfer Tax was last disclosed as $1,752.00 on LE but disclosed as $1,782.60 on Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   Disclosure.  File does not contain a valid COC for this fee and insufficient cure provided at closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/03/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transfer Tax.  Fee Amount of $1,782.60 exceeds tolerance of $1,752.00.  Sufficient or excess cure was provided to the borrower at Closing. (8304)
243228302 XXX       $XXX      AZ    2/XX/2020  1/XX/2020    Primary    Refinance Cash-out -   Temporary    1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Home Improvement       SHQM
                                                                                              (GSE/Agency
                                                                                              Eligible)
243509251 XXX       $XXX      OR    4/XX/2020  2/XX/2020    Primary    Refinance Cash-out -   Temporary    1        A        A        A        A                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, WA Insurance                                                                                                                                                                                                                  1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Debt Consolidation     SHQM                                                                                               Verification, Statement, Tax Verification
                                                                                              (GSE/Agency                                                                                        [3] Guideline Issue - This loan closed during the COVID-19 affected timeframe.  Asset
                                                                                              Eligible)                                                                                          Account date is more than 60 days prior to the Note date or notary date.: Financial
                                                                                                                                                                                                 Institution: XXX // Account Type: Checking / Account Number: XXXX, Financial
                                                                                                                                                                                                 Institution: XXX // Account Type: Checking / Account Number: XXXX, Financial
                                                                                                                                                                                                 Institution: XXX // Account Type: Checking / Account Number: XXXX, Financial
                                                                                                                                                                                                 Institution: XXX // Account Type: Savings / Account Number: XXXX Note Date: 04/XX/2020;
                                                                                                                                                                                                 Notary Date: 04/XX/2020
                                                                                                                                                                                                 Note Date: 04/XX/2020;  Notary Date: 04/XX/2020
                                                                                                                                                                                                 Note Date: 04/XX/2020;  Notary Date: 04/XX/2020
                                                                                                                                                                                                 Note Date: 04/XX/2020;  Notary Date: 04/XX/2020
243429984 XXX       $XXX      NY    11/XX/2020 1/XX/2020    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Guideline Issue - Aged document: Primary Valuation is older than guidelines permit:  Valuation effective date is more than 120 days prior to the note date                                                                                                                                     3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Originator Loan Designation not provided            SELLER - GENERAL COMMENT (2022/XX/05): ATR adequately supported.  Compensating  GENERAL COMMENT (2022/XX/05): ATR adequately supported.  Compensating factors  1-                               TILA ATR/QM
                                                                                                                                                                                                 Valuation Type: Appraisal / Valuation Report Date: 02/XX/2020                                                                                                                                                                                                                                                                                                  Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 not provided.  factors  1- Refinance to reduce rate & term  2- Low housing ratio  3-           Refinance to reduce rate & term  2- Low housing ratio  3- Decreasing housing expense
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure was not  Decreasing housing expense  4- History of satisfactorily maintaining similar    4- History of satisfactorily maintaining similar level of housing and/or debt  5-
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               provided to borrower 3 business days prior to closing                                                   level of housing and/or debt  5- Equity in other real estate owned  6-          Equity in other real estate owned  6- Long-term self-employment  7- Good credit and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA                                                                                                           Long-term self-employment  7- Good credit and mortgage history  8- Conservative mortgage history  8- Conservative use of consumer credit.  UW decision summary shows
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)                                                                                                             use of consumer credit.  UW decision summary shows this as QM Pass              this as QM Pass
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/11/XX/2020)                                                                                                                                                 REVIEWER - GENERAL COMMENT (2022/XX/08): We can't downgrade this loan designation exception. Please provide a loan designation so that we can restate GENERAL COMMENT (2022/XX/16): DU, LP, XXX Decision Certs (AUS) attached.  ATR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     and re-review.                                                                  adequately supported. Compensating factors  1- Strong residual income. 2. Excellent
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     REVIEWER - GENERAL COMMENT (2022/XX/09): EXCEPTION HISTORY - Exception Detail   Credit 725 Fico. 3. Excellent mortgage and credit history. 4. Equity in REO  5.Low LTV was updated on 12/XX/2022 PRIOR Exception Detail: Ability to Repay / Qualified  28.088%  6. Equity in 2nd home/ free and clear. 7. Good Job Stability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Fail.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     SELLER - GENERAL COMMENT (2022/XX/16): DU, LP, XXX Decision Certs (AUS)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     attached.  ATR adequately supported. Compensating factors  1- Strong residual income. 2. Excellent Credit 725 Fico. 3. Excellent mortgage and credit history.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     4. Equity in REO  5.Low LTV 28.088%  6. Equity in 2nd home/ free and clear. 7.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Good Job Stability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     REVIEWER - GENERAL COMMENT (2022/XX/17): XXX Certificate provided which does not provide the origination designation.  Exception remains.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     REVIEWER - GENERAL COMMENT (2022/XX/19): EXCEPTION HISTORY - Exception Detail
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     was updated on 12/XX/2022 PRIOR Exception Detail: Ability to Repay / Qualified
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Risk.
243927840 XXX       $XXX      ID    3/XX/2020  1/XX/2020    Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within                                                                                                                                                                                                  -
                                                                       Debt Consolidation     SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not   3 Business Days of Application: No evidence of receipt within 3 business days of the application was
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not      located in the file
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
243087273 XXX       $XXX      CA    3/XX/2020  1/XX/2020    Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                 [3] Guideline Issue - This loan closed during the COVID-19 affected timeframe. VOE was                                                                                                                                                                                                             2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Please provide signed                                                                                                                                                                                                       -
                                                                       Other                  SHQM                                                                                               not provided within 10 days before note date or prior to disbursement date. At least one                                                                                                                                                                                                                                                                       [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same       initial 1003  to evidence application date.
                                                                                              (GSE/Agency                                                                                        of these requirements are missing:  Employer Letter, Paystub, Account Statement within                                                                                                                                                                                                                                                                         Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance
                                                                                              Eligible)                                                                                          10 days before note date or prior to disbursement date.: Borrower: XXX // Employment                                                                                                                                                                                                                                                                           Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The (Circuit 2, 5, 7, 8, 9, 10 or DC): Right to Cancel form incorrect for same provider refinance. Please
                                                                                                                                                                                                 Type: Employment / Income Type: Wages / Start Date: 08/XX/2008 Note Date: 03/XX/2020                                                                                                                                                                                                                                                                           H-8 form was used, the H-9 form should have been used.                                       provide evidence of H-9 Right to cancel.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     is unsigned, no evidence received at least three business days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/03/XX/2020)
243386755 XXX       $XXX      HI    3/XX/2020  1/XX/2020    Primary    Purchase               Temporary    2        B        B        B        B                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    File is missing mortgage insurance certificate. Upon review of certificate the                                                                                                                            2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: File is missing a copy of                                                                                                                                                                                                   -
                                                                                              SHQM                                                                                               were not met                                                                             monthly amount will be added to DTI and other conditions may apply.                                                                                                                                                                                                   [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations   the Initial 1003 application completed by the borrower and lender.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         List of Homeownership Counseling Organizations not provided to applicant within three (3)    Within 3 Business Days of Application: File is missing evidence that the List of Homeownership
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days of application.                                                                Counselors was provided to the borrower within 3 days of the loan application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed   Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Property Costs over Year 1 -  October 2018: TILA-RESPA Integrated Disclosure - Loan          over Year 1 -  October 2018: After review of trailing documents new exception generated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosures: Amount of Escrowed Property Costs over Year 1 of 2,722.32 on Final Closing      Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure provided on 03/XX/2020 not accurate. (Final/03/XX/2020)                           Costs over Year 1: Amount of Non-Escrowed Property Costs over Year 1 of 5,119.44 is based on a monthly
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of            amount of $426.62. HOA monthly amount in file is $311.00 x12 = $3,732.00.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan             Federal Compliance - TRID Final Closing Disclosure Finance Charge: After review of trailing documents
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 5,119.44 on Final Closing  new exception generated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure provided on 03/XX/2020 not accurate. (Final/03/XX/2020)                           Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: File is missing evidence
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated that the Final CD was provided to the borrower at least 3 business days before closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2020 disclosed an Federal Compliance - TRID Lender Credit Tolerance Violation: Lender Credit was reduced and no valid
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the    Changed Circumstance form was provided in the file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure     Federal Compliance - TRID Loan Estimate Timing: File is missing evidence that the Initial Loan Estimate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                dated 03/XX/2020). (Final/03/XX/2020)                                                        was provided to the borrower within 3 business days of the application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     Cure of $125.00 provided at closing was not sufficient to cover the Zero Percent Tolerance violations
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/03/XX/2020)                                         totaling $494.43.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-369.00.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (9300)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/02/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $749.00 exceeds tolerance of $624.00.  Insufficient or no cure was provided to the borrower. (7506)
243952477 XXX       $XXX      FL    4/XX/2020  2/XX/2020    Primary    Refinance Cash-out -   Non QM       3        C        C        C        C                                                 [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is      Provide updated coverage or policy stating 100% replacement included to verify                                                                                                                            3           C           C           C           C           [3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income  Federal Compliance - QM DTI: The loan was AUS approved with a dti of 44.27%, calculated dti is 43.81                                                                                                                                                                                                    TILA ATR/QM
                                                                       Home Improvement                                                                                                          insufficient.                                                                            current coverage is sufficient.                                                                                                                                                                                                                                       Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase,      which exceeds max dti allowable per ATR/QM standard requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                guarantee or insurance by the appropriate agency.                                            Federal Compliance - Unknown Loan Designation Test: Unable to determine loan designation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing signed and dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. initial 1003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               appraisal reflects monthly HOA of $137, the CD relects monthly HOA of $165.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1    Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property   tax fee increased from $935.00 to $1386.00  with no valid change of circumstance or cure provided for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Costs over Year 1 of 1,980.00 on Final Closing Disclosure provided on 04/XX/2020 not         the increase.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                accurate. (Final/04/XX/2020)                                                                 Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       discount point fees increased from $0.00 to $945.00  with no valid change of circumstance or cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer provided for the increase.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Tax.  Fee Amount of $1,386.00 exceeds tolerance of $935.00.  Insufficient or no cure was provided to the borrower. (8304)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Discount Points.  Fee Amount of $945.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
243636420 XXX       $XXX      PA    8/XX/2020  2/XX/2020    Primary    Purchase               Temporary    2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not Mortgage Insurance Certificate is not provided.                                    SELLER - GENERAL                                                                                                       2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations   Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided                                                                                     GENERAL COMMENT (2022/XX/05): Cert Attached                                                                     -
                                                                                              SHQM                                                                                               provided                                                                                                                                                                    COMMENT                                                                                                                                                                            Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): Within 3 Business Days of Application: List of Homeownership Counseling Organizations not provided to
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                    (2022/XX/05): Cert                                                                                                                                                                 List of Homeownership Counseling Organizations not provided to applicant within three (3)    applicant within three (3) business days of application.
                                                                                              Eligible)                                                                                                                                                                                                                                                                      Attached                                                                                                                                                                           business days of application.                                                                Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: File is missing evidence the borrower was
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL                                                                                                                                                                 [2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not       provided and received a copy of appraisal at least 3 business days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                             COMMENT                                                                                                                                                                            evidence the consumer was provided with the right to receive a copy of the Appraisal         Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: LE not provided within
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/06): The MI                                                                                                                                                               Disclosure within 3 days of the loan application date.                                       3 days of application.
                                                                                                                                                                                                                                                                                                                                                                             certificate was                                                                                                                                                                    [2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided:          Federal Compliance - TRID Lender Credit Tolerance Violation: No valid COC or cure provided.
                                                                                                                                                                                                                                                                                                                                                                             provided evidencing                                                                                                                                                                TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No Change
                                                                                                                                                                                                                                                                                                                                                                             MI insurance is in                                                                                                                                                                 Borrower(s) within three (3) business days of application. (Initial/04/XX/2020)              of Circumstance provided.
                                                                                                                                                                                                                                                                                                                                                                             place at origination                                                                                                                                                               [2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated
                                                                                                                                                                                                                                                                                                                                                                             however the monthly                                                                                                                                                                Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00
                                                                                                                                                                                                                                                                                                                                                                             premium is not                                                                                                                                                                     is less than amount of binding Lender Credit previously disclosed in the amount of $-688.00.
                                                                                                                                                                                                                                                                                                                                                                             outlined on the                                                                                                                                                                    (9300)
                                                                                                                                                                                                                                                                                                                                                                             certificate. The                                                                                                                                                                   [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                             premium amount                                                                                                                                                                     Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate
                                                                                                                                                                                                                                                                                                                                                                             appears on the first                                                                                                                                                               Lock Fee.  Fee Amount of $229.28 exceeds tolerance of $0.00.  Insufficient or no cure was
                                                                                                                                                                                                                                                                                                                                                                             payment letter, 1008                                                                                                                                                               provided to the borrower. (7335)
                                                                                                                                                                                                                                                                                                                                                                             and/or CD and
                                                                                                                                                                                                                                                                                                                                                                             matches the amount
                                                                                                                                                                                                                                                                                                                                                                             calculated from the
                                                                                                                                                                                                                                                                                                                                                                             rates on the
                                                                                                                                                                                                                                                                                                                                                                             certificate.
243592842 XXX       $XXX      GA    3/XX/2020  1/XX/2020    Primary    Purchase               Non QM       3        C        C        C        C                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, GA HOA              Missing statement, tax, insurance and HOA verification for other REO to verify                                                                                                                            3           C           C           C           C           [3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income  Federal Compliance - QM DTI: The loan was AUS approved with a dti of 47.38%, calculated dti is 46.38                                                                                                                                                                                                    TILA ATR/QM
                                                                                                                                                                                                 Verification, Insurance Verification, Statement, Tax Verification                        PITIA.                                                                                                                                                                                                                                                                Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase,      which exceeds max dti allowable per ATR/QM standard requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                guarantee or insurance by the appropriate agency.                                            Federal Compliance - QM Employment History: The borrower has been on current job for less than 2 years
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014):        and a vvoe from the previous employer was not provided to verify two year employment history.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Employment history requirement not met. (XXX/XXX/11676498)                                   Federal Compliance - Unknown Loan Designation Test: Unable to determine loan designation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing signed and dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    initial 1003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:      Federal Compliance - TRID Lender Credit Tolerance Violation: The lender credit decreased without a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. valid COC, an insufficient cure of $0.50 is reflected.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Fees
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated       increased without a valid COC, an insufficient cure of $0.50 is reflected.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $-2,407.00  is less than amount of binding Lender Credit previously disclosed in the amount of $-4,050.00. (9300)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $66.50 exceeds tolerance of $60.00 plus 10% or $66.00.  Insufficient or no cure was provided to the borrower. (0)
243542096 XXX       $XXX      NC    3/XX/2020  2/XX/2020    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Asset Calculation / Analysis - AUS Findings: Available for Closing discrepancy.:                                                                                                                                                                                                               3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - TRID Final Closing Disclosure AIR Table Initial Interest Rate: Adjustable Interest REVIEWER - CLEARED COMMENT (2022/XX/07): SitusAMC received initial CD.          GENERAL COMMENT (2022/XX/05): Disagree: Final CD issued 3/XX/2020 Projected Payments                            TILA ATR/QM
                                                                                                                                                                                                 Documented qualifying Assets of  is less than AUS Available for Closing of  $109,682.16.                                                                                                                                                                                                                                                                       Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Rate Table: Final Closing Disclosure provided on 03/XX/2020 disclosed an Initial Interest Rate that     REVIEWER - RE-OPEN COMMENT (2022/XX/07): Cleared in error.                      table disclosed the min and max principal and interest amounts as rounded figures.
                                                                                                                                                                                                 [3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash                                                                                                                                                                                                                                                                         Due Diligence Loan Designation is Non QM.                                                    does not match the actual initial interest rate for the loan. (                                                                                                                         Calculated max amount of principal and interest is $909.17. Disclosed amount is $909.
                                                                                                                                                                                                 From Borrower.: Documented qualifying Assets for Closing of  $0.00 is less than Cash                                                                                                                                                                                                                                                                           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan  Federal Compliance - TRID Final Closing Disclosure AIR Table Maximum Interest Rate: Adjustable Interest                                                                                 The Estimated Total Monthly payment amount was also disclosed as a rounded figure in
                                                                                                                                                                                                 From Borrower $109,167.16.                                                                                                                                                                                                                                                                                                                                     program disclosure not provided to the borrower.                                             Rate Table: Final Closing Disclosure provided on 03/XX/2020 disclosed a Maximum Interest Rate that does                                                                                 column two, which is acceptable.
                                                                                                                                                                                                 [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is                                                                                                                                                                                                                                                                            [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:      not match the actual maximum interest rate for the loan.
                                                                                                                                                                                                 insufficient.                                                                                                                                                                                                                                                                                                                                                  Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method    provided to Borrower(s) at least three (3) business days prior to closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the   Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Rapid
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                lender does not match the ATR payment calculation methods under 1026.43(c)(5).               Value AVM report was added on initial CD with no VCC for explanation.  Cure required.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Property
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina condition report was added on initial CD with no VCC for explanation.  Cure required.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure AIR Table Initial Interest Rate:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided on 03/XX/2020 disclosed an Initial Interest Rate that does not match the actual initial interest rate for the loan. (Final/03/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure AIR Table Maximum Interest Rate:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided on 03/XX/2020 disclosed a Maximum Interest Rate that does not match the actual maximum interest rate for the loan. (Final/03/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Final/03/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for AVM Fee.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Fee Amount of $18.50 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7514)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Field Review Fee.  Fee Amount of $55.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7508)
243861322 XXX       $XXX      MN    3/XX/2020  1/XX/2020    Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - (Missing Data) Last Rate Set Date: Rate Lock Agreement was not Provided.                                                                                                                                                                                                           -
                                                                       Other                  SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing.
243397603 XXX       $XXX      CA    3/XX/2020  2/XX/2020    Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - (Missing Data) Last Rate Set Date: Rate Set Date Not Provided.                                                                                                                                                                                                                     -
                                                                       Other                  SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing.
243725174 XXX       $XXX      NY    4/XX/2020  2/XX/2020    Primary    Refinance Rate/Term    Safe Harbor  3        C        C        B        B                                                 [3] Asset Documentation - Asset documentation requirements not met.                      Per the AUS, funds required to close were $851,306.05. Borrower only provided                                                                                                                             3           C           C           B           B           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Failure due to insufficient assets                                                                                                                                                                                                              TILA ATR/QM
                                                                                              QM                                                                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    total assets of $78,003.20.                                                                                                                                                                                                                                           2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    documentation as required on DU
                                                                                                                                                                                                 were not met                                                                             Per the AUS, funds required to close were $851,306.05. Borrower only provided                                                                                                                                                                                         Due Diligence Loan Designation of Safe Harbor QM.                                            Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks
                                                                                                                                                                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                   total assets of $78,003.20.                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late Date Info: A two year history of employment was not verified for the co-borrower.
                                                                                                                                                                                                 [3] Guideline Issue - This loan closed during the COVID-19 affected timeframe.  Asset    Assets provided exceeds the 60 days requirement during Covid.                                                                                                                                                                                                         charge percent of 5.00000% exceeds the state maximum of 2%.                                  Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero
                                                                                                                                                                                                 Account date is more than 60 days prior to the Note date or notary date.: Financial                                                                                                                                                                                                                                                                            [2] Federal Compliance - QM Employment History - Current and/or Previous Employment          Percent Fee Tolerance exceeded for Title   Tax Certificate Fee. Fee Amount of $355.00 exceeds tolerance
                                                                                                                                                                                                 Institution: XXX // Account Type: Savings / Account Number: XXXX, Financial Institution:                                                                                                                                                                                                                                                                       Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment      of $0.00. A valid change of circumstance was not provided. Insufficient or no cure was provided to the
                                                                                                                                                                                                 XXX // Account Type: Checking / Account Number: XXXX, Financial Institution: XXX //                                                                                                                                                                                                                                                                            Dates to verify two years employment history for current and/or prior employment.            borrower.
                                                                                                                                                                                                 Account Type: Checking / Account Number: XXXX Note Date: 04/XX/2020;  Notary Date:                                                                                                                                                                                                                                                                             (XXX/XXX/11676511)
                                                                                                                                                                                                 04/XX/2020                                                                                                                                                                                                                                                                                                                                                     [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                                                                                                                                 Note Date: 04/XX/2020;  Notary Date: 04/XX/2020                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                 Note Date: 04/XX/2020;  Notary Date: 04/XX/2020                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Tax Certificate Fee.  Fee Amount of $355.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77188)
243568691 XXX       $XXX      OH    4/XX/2020  2/XX/2020    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note                                                                                                                                                                                                                3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: The Loan Designation is UTD. Max DTI for SHQM and                                                                                                                                                                                                   TILA ATR/QM
                                                                                                                                                                                                 Date.: Hazard Insurance Policy Expiration Date 06/XX/2020, Note Date 04/XX/2020                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Non-QM is 43% and that is why the DTI variance due to not providing the loan designation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Information Document Not Retained by Lender): Missing required document
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices    State Compliance - Ohio CSPA Tangible Net Benefit Test: Prior loan terms are not verified in the file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by   State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                lender.                                                                                      Missing required document
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Ohio CSPA Tangible Net Benefit Test: Ohio Consumer Sales Practices    Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Repair's
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act: Unable to determine if mortgage loan refinanced has a tangible net benefit to the       Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, nor evidence
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                borrower due to missing prior loan information.                                              of cure.  Provide a post-close CD disclosing the tolerance cure to include $18.50, a copy of refund
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not  check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided): Ohio Consumer Sales Practices Act: Borrower not provided Right Not To Close       changes made.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure.                                                                                  Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Property
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Inspection Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, nor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Repairs  evidence of cure.  Provide a post-close CD disclosing the tolerance cure to include $55.00, a copy of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Fee.  Fee Amount of $18.50 exceeds tolerance of $0.00.  Insufficient or no cure was provided refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                to the borrower. (75242)                                                                     disclosing the changes made.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Property
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Inspection Fee.  Fee Amount of $55.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75158)
243378064 XXX       $XXX      UT    3/XX/2020  2/XX/2020    Primary    Purchase               Non QM       3        C        C        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                    SELLER - GENERAL                                                                                                       3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: A loan designation was not provided by seller for                                                                                   GENERAL COMMENT (2022/XX/05): MI Policy was rescinded by the MI company                                         TILA ATR/QM
                                                                                                                                                                                                 provided                                                                                                                                                                    COMMENT                                                                                                                                                                            Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. this loan.
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/05): MI                                                                                                                                                                   Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - CHARM Booklet Disclosure Status: CHARM booklet disclosure not provided in file.
                                                                                                                                                                                                                                                                                                                                                                             Policy was rescinded                                                                                                                                                               [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:      Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR:
                                                                                                                                                                                                                                                                                                                                                                             by the MI company                                                                                                                                                                  Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. This is as result of the loan not having a loan designation or loan designation entered as UTD.
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL                                                                                                                                                                 [2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method    Federal Compliance - (Missing Data) Last Rate Set Date: Rate lock not provided in file to set initial
                                                                                                                                                                                                                                                                                                                                                                             COMMENT                                                                                                                                                                            not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the   rate lock date.
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/06):                                                                                                                                                                      lender does not match the ATR payment calculation methods under 1026.43(c)(5).               Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs
                                                                                                                                                                                                                                                                                                                                                                             Mortgage Insurance                                                                                                                                                                 [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               over Year 1 -  October 2018: Verified property costs are $ 325.27 monthly as evidenced from 1008 on
                                                                                                                                                                                                                                                                                                                                                                             Certificate was not                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   file and compared to be the same as the entries on the loan summary screen but disclosed as $ 209.53 on
                                                                                                                                                                                                                                                                                                                                                                             provided and                                                                                                                                                                       Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and      the closing disclosure.
                                                                                                                                                                                                                                                                                                                                                                             Insurance was                                                                                                                                                                      Transaction Date used to determine rate used for testing.                                    Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: Annual
                                                                                                                                                                                                                                                                                                                                                                             rescinded by the MI                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed   non-escrowed property costs on closing disclosure page 4 are $ 1868.88 and should be $2514.36 if we
                                                                                                                                                                                                                                                                                                                                                                             company.                                                                                                                                                                           Property Costs over Year 1 -  October 2018: TILA-RESPA Integrated Disclosure - Loan          multiply the displayed amount of $209.53 shown on page 1 of closing dislcosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosures: Amount of Escrowed Property Costs over Year 1 of 2,034.36 on Final Closing      Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing disclosure provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure provided on 03/XX/2020 not accurate. (Final/03/XX/2020)                           to borrower on 03/XX/2020 was not signed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Costs over Year 1 of 1,868.88 on Final Closing Disclosure provided on 03/XX/2020 not accurate. (Final/03/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/03/XX/2020)
243676683 XXX       $XXX      NY    7/XX/2020  2/XX/2020    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                   Hazard Insurance policy not provided for review.                                                                                                                                                          3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: An Originatior Loan Designation was not provided by                                                                                                                                                                                                 TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Seller
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days     Consummation: Evidence of Borrower receipt is missing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Prior to Consummation: Unable to determine if the borrower signed a valuation receipt        Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial Application not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                acknowledgment due to missing information. (Type:Primary/06/XX/2020)                         provided for review.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               State Compliance - New York Late Charge Percent Testing: The late charge percentage disclosed on the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late Note exceeds the maximum allowable for NY state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: File does not evidence the consumer was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not       provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                evidence the consumer was provided with the right to receive a copy of the Appraisal         application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure within 3 days of the loan application date.                                       Federal Compliance - TRID Loan Estimate Timing: Loan Estimate not delivered or placed in the mail to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan   Borrower(s) within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days   Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: A cure was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                of application. (Initial/06/XX/2020)                                                         not disclosed and evidence that a valid COC was provided to the Borrower is missing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,945.00 exceeds tolerance of $2,545.00 plus 10% or $2,799.50.  Insufficient or no cure was provided to the borrower. (0)
243271354 XXX       $XXX      NY    1/XX/2021  2/XX/2020    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: The file is mising a copy                                                                                                                                                                                                   -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late of the initial 1003
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       charge percent of 5.00000% exceeds the state maximum of 2%.                                  State Compliance - New York Late Charge Percent Testing: Total fees financed by lender exceed permitted
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated       threshold.  Late charge exceeds NY state ax of 2% of amount past due and/or grace period of 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of       Federal Compliance - TRID Lender Credit Tolerance Violation: Final Lender Credit of $-433.50 is less
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $-1,413.75  is less than amount of binding Lender Credit previously disclosed in the amount  than amount of Lender Credit previously disclosed in the amount of $-1,261.00.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                of $-1,429.00. (9300)
243105780 XXX       $XXX      UT    5/XX/2020  3/XX/2020    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Guideline Issue - Refi Purpose reflects Rate/Term and cash out greater than the      2% of the loan amount is $820.00.  The amount of cash to Borrower at closing is                                                                                                                           3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: An Originatior Loan Designation was not provided by                                                                                                                                                                                                 TILA ATR/QM
                                                                                                                                                                                                 lesser of 2% of the loan amount or $2000.: Cash to Borrower:  $1,010.67; Total Cash Out: $1,026.10.                                                                                                                                                                                                                                                            Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Seller.
                                                                                                                                                                                                 $1,010.67;  Refi Purpose:  Rate/Term                                                                                                                                                                                                                                                                                                                           Due Diligence Loan Designation is Non QM.                                                    Application / Processing - Missing Document: Missing Lender's Initial 1003: Please provide signed and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               dated Initial 1003 Loan Application
243134443 XXX       $XXX      WI    4/XX/2020  2/XX/2020    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                   Hazard Insurance not provided.                                                                                                                                                                            3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not                                                                                      GENERAL COMMENT (2022/XX/05): Disagree - Lender Paid MI                                                         TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. provided to Borrower(s) at least three (3) business days prior to closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero                                                                                       GENERAL COMMENT (2022/XX/05): Disagree - Lender Paid MI
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:      Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $447.50 exceeds tolerance of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. $0.00. Insufficient or no cure was provided to the borrower. (7200)                                                                                                                     GENERAL COMMENT (2022/XX/05): Disagree - Lender Paid MI
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/03/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Discount Points.  Fee Amount of $447.50 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
243993248 XXX       $XXX      NY    6/XX/2020  3/XX/2020    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Guideline Issue - This loan closed during the COVID-19 affected timeframe.  Asset    This loan closed during the COVID-19 affected timeframe. Asset Account date is                                                                                                                            2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               State Compliance - New York Late Charge Percent Testing: Note late charge percent of 5.00000% exceeds                                                                                                                                                                                                   -
                                                                                              SHQM                                                                                               Account date is more than 60 days prior to the Note date or notary date.: Financial      more than 60 days prior to the Note date or notary date.                                                                                                                                                                                                              [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late the state maximum of 2%.
                                                                                              (GSE/Agency                                                                                        Institution: XXX // Account Type: Savings / Account Number: XXXX, Financial Institution:                                                                                                                                                                                                                                                                       charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                              Eligible)                                                                                          XXX // Account Type: Checking / Account Number: XXXX, Financial Institution: XXX //
                                                                                                                                                                                                 Account Type: Savings / Account Number: XXXX, Financial Institution: XXX // Account
                                                                                                                                                                                                 Type: Checking / Account Number: XXXX Note Date: 06/XX/2020;  Notary Date: 06/XX/2020
                                                                                                                                                                                                 Note Date: 06/XX/2020;  Notary Date: 06/XX/2020
                                                                                                                                                                                                 Note Date: 06/XX/2020;  Notary Date: 06/XX/2020
                                                                                                                                                                                                 Note Date: 06/XX/2020;  Notary Date: 06/XX/2020
243259782 XXX       $XXX      GA    4/XX/2020  2/XX/2020    Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The initial CD was issued                                                                                                                                                                                                   -
                                                                       Debt Consolidation     SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   4/XX/2020 which was less than three business days prior to closing.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         business days prior to closing. (Initial/XX/20/2020)
243905748 XXX       $XXX      NY    4/XX/2020  3/XX/2020    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero                                                                                                                                                                                                       TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Percent Fee Tolerance exceeded for Title without cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Percent Fee Tolerance exceeded for Title without cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  Percent Fee Tolerance exceeded for Title without cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate  Percent Fee Tolerance exceeded for Title  without cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided on or after the date the Closing Disclosure was provided. (The Revised Loan         Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Estimate was received on or after the Closing Disclosure.) (Initial/03/XX/2020)              Percent Fee Tolerance exceeded for Title without cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  Percent Fee Tolerance exceeded for Title  without cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lender's Title Insurance.  Fee Amount of $472.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7567)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Endorsement Fee.  Fee Amount of $150.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7564)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                SubEscrow Fee.  Fee Amount of $50.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75201)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Recording Service Fee.  Fee Amount of $50.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75197)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Attorney Review Fee.  Fee Amount of $1,150.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75181)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Abstract / Title Search.  Fee Amount of $252.08 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75178)
243973627 XXX       $XXX      VA    5/XX/2020  3/XX/2020    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Loan designation was not provided.                                                                                                                                                                                                                  TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing signed and dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    initial 1003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not   3 Business Days of Application: There is no evidence in file that Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not      Disclosure was provided to borrower within 3 business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
243040995 XXX       $XXX      NY    4/XX/2020  3/XX/2020    Primary    Refinance Rate/Term    Non QM       3        C        C        C        C                                                                                                                                                                                                                                                                                                                                                    3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Due Diligence Loan Designation is Non QM                                                                                                                                                                                                        TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    because of missing documentation. Please see additional exceptions pertaining to missing documents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation of Non QM.                                                    Federal Compliance - Rental Income Documentation - Schedule E Method Test: Most recent year 1040 is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified     required and the 2019 1040 was not provided. Provide the 2019 1040 or lease agreement for the property
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease  at XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Agreement and/or Tax Return not provided. (XXX/Schedule E)                                   State Compliance - New York Late Charge Percent Testing: Late Charge exceeds allowable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - (Missing Data) Last Rate Set Date: Provide Rate Lock.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
243865684 XXX       $XXX      NY    6/XX/2020  3/XX/2020    Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                   Hazard Insurance Policy is missing from the file.                                                                                                                                                         2           B           B           B           B           [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late State Compliance - New York Late Charge Percent Testing: Note late charge percent of 5.00000% exceeds                                                                                                                                                                                                   -
                                                                       Home Improvement       SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              charge percent of 5.00000% exceeds the state maximum of 2%.                                  the state maximum of 2%.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     borrower receipt was not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/06/XX/2020)
243006637 XXX       $XXX      CA    7/XX/2020  6/XX/2020    Primary    Purchase               Temporary    2        B        B        B        B                                                 [3] Guideline Issue - This loan closed during the COVID-19 affected timeframe.  Asset                                                                                                                                                                                                              2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                                                                                                                                       -
                                                                                              SHQM                                                                                               Account date is more than 60 days prior to the Note date or notary date.: Financial
                                                                                              (GSE/Agency                                                                                        Institution: XXX // Account Type: 401(k)/403(b) Account / Account Number: XXXX Note
                                                                                              Eligible)                                                                                          Date: 07/XX/2020;  Notary Date: 07/XX/2020
243038634 XXX       $XXX      NY    6/XX/2020  3/XX/2020    Primary    Refinance Rate/Term    Non QM       3        C        C        C        C                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                   Please provide evidence of hazard insurance coverage with replacement cost                                                                                                                                3           C           C           C           C           [3] Federal Compliance - Retirement Documentation: Qualified Mortgage (Dodd-Frank 2014):     Federal Compliance - Retirement Documentation: Waterfalling to non-QM requirements due to UTD                                                                                                                                                                                                           TILA ATR/QM
                                                                                                                                                                                                                                                                                          estimator if applicable.                                                                                                                                                                                                                                              Retirement income documentation insufficient. (XXX XXX/Pension)                              designation.  Missing 2 years signed 1040s / tax transcript documenting pension income
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Unable to determine loan designation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: COC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late spreadsheet lists "change of settlement costs" but does not provide additional detail for increase in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  transfer tax.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Tax.  Fee Amount of $30.50 exceeds tolerance of $26.00.  Insufficient or no cure was provided to the borrower. (8304)
243351356 XXX       $XXX      NY    1/XX/2021  3/XX/2020    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                    [3] Appraisal    Appraisers                     3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: The loan designation was not provided.                                                                                                                                                                                                              TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Data Integrity - license was                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing signed and dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Appraiser's      active at the                                                                              Due Diligence Loan Designation is Non QM.                                                    initial 1003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                    license or       time of the                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent
                                                                                                                                                                                                                                                                                                                                                                                                                                                    certification    valuation                                                                                  [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                    was not active                                                                                              charge percent of 5.00000% exceeds the state maximum of 2%.                                  Federal Compliance - TRID Lender Credit Tolerance Violation: The lender credit decreased without a
                                                                                                                                                                                                                                                                                                                                                                                                                                                    at the time of                                                                                              [2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated       valid COC, no cure provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                    the appraisal.:                                                                                             Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Valuation Type:                                                                                             $-567.50  is less than amount of binding Lender Credit previously disclosed in the amount of
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Appraisal /                                                                                                 $-575.00. (9300)
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Valuation Report
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date: 10/XX/2020
243911764 XXX       $XXX      NY    5/XX/2020  3/XX/2020    Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                 [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is      Hazard insurance shortfall of $XXX is indicated.                                                                                                                                                          3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Application / Processing - Missing Document: Missing Lender's Initial 1003: Signed and dated initial                                                                                                                                                                                                    TILA ATR/QM
                                                                       Other                                                                                                                     insufficient.                                                                            Covid-19 attestation not found at time of review, 11/XX/2022                                                                                                                                                                                                          Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. 1003 not found at time of review, 11/XX/2022
                                                                                                                                                                                                 [3] General - Missing Document: COVID-19 Attestation not provided                                                                                                                                                                                                                                                                                              Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,219.12 exceeds tolerance of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Fees Test.  Points and Fees on subject loan of XXX% is in excess of the investor allowable   $1,190.00. Insufficient or no cure was provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Federal Total Loan Amount of $XXX vs. an investor allowable total of $XXX (an overage of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $XXX or XXX%).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Tax.  Fee Amount of $1,219.12 exceeds tolerance of $1,190.00.  Insufficient or no cure was provided to the borrower. (8304)
243227930 XXX       $XXX      FL    7/XX/2020  3/XX/2020    Primary    Refinance Rate/Term    Safe Harbor  2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -      Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Fee change                                                                                                                                                                                                  -
                                                                                              QM                                                                                                                                                                                                                                                                                                                                                                                                                                                                October 2018 Testing: Unable to determine if amount of escrow costs disclosed on the loan    as a result of no change of circumstance provided in file with no cure provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                approval due to missing information. (Final/07/XX/2020)                                      Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee change
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        as a result of no change of circumstance provided in file with no cure provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee change of $4,357.50 exceeds tolerance of $3,058.00 plus 10% or $3,363.80.  Insufficient or no cure  as a result of no change of circumstance provided in file with no cure provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $580.00 exceeds tolerance of $505.00.  Insufficient or no cure was provided to the borrower. (7506)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Discount Points.  Fee Amount of $4,000.00 exceeds tolerance of $1,330.00.  Insufficient or no cure was provided to the borrower. (7200)
243967687 XXX       $XXX      NY    12/XX/2020 8/XX/2020    Primary    Purchase               Temporary    2        B        B        B        B                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, NJ, Address: XXX,                                                                                                                                                                                                             2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                                                                                                                                       -
                                                                                              SHQM                                                                                               NJ Insurance Verification, Statement, Tax Verification                                                                                                                                                                                                                                                                                                         [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late
                                                                                              (GSE/Agency                                                                                        Lease Agreement                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                              Eligible)
243727406 XXX       $XXX      NY    9/XX/2020  3/XX/2020    Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                 [2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note      Hazard insurance expires within 90 days of note.                                                                                                                                                          3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Unable to determine the loan origination.                                                                                                                                                                                                           TILA ATR/QM
                                                                       Debt Consolidation                                                                                                        Date.: Hazard Insurance Policy Expiration Date 09/XX/2020, Note Date 09/XX/2020                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. State Compliance - New York Late Charge Percent Testing: Note late charge percent of 5.00000% exceeds
                                                                                                                                                                                                                                                                                          Note 09/XX/2020                                                                                                                                                                                                                                                       Due Diligence Loan Designation is Non QM.                                                    the state maximum of 2%.
                                                                                                                                                                                                                                                                                          Insurance expiration 09/XX/2020                                                                                                                                                                                                                                       [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  Disclosure: Affiliated Business Arrangement not signed by the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on          3 Business Days of Application: Affiliated Business Arrangement not provided within 3 days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Affiliated Business Arrangement Disclosure.                                                  application. Document provided 04/XX/2020. Application 03/XX/2020.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not   Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not      October 2018 Test: The  Amount of Estimated Property Costs over Year 1 of 13,615.08 on Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business    Disclosure provided on 09/XX/2020 should be $14, 058.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                days of application.                                                                         Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial closing disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs provided 09/XX/2020 not signed by the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of   Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Estimated Property Costs over Year 1 of 13,615.08 on Final Closing Disclosure provided on    Percent Fee Tolerance exceeded for Rate Lock Fee. Fee Amount of $325.00 exceeds tolerance of $0.00
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                09/XX/2020 not accurate. (Final/09/XX/2020)                                                  without a valid change of circumstance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/09/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lock Fee.  Fee Amount of $325.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7335)
243515821 XXX       $XXX      VA    7/XX/2020  3/XX/2020    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after          The homeowner's insurance declarations page in the file verified an effective date                                                                                                                        2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: The initial 1003 Loan                                                                                                                                                                                                       -
                                                                                              SHQM                                                                                               closing.: Hazard Insurance Policy Effective Date 07/XX/2020, Disbursement Date:          of 07/XX/2020 which is after the consummation date of 07/XX/2020.                                                                                                                                                                                                     [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   Application is missing from the file.
                                                                                              (GSE/Agency                                                                                        07/XX/2020                                                                               Statement exceeds 120 days from Note date.                                                                                                                                                                                                                            Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and      Federal Compliance - (Missing Data) Last Rate Set Date: The file does not contain a rate lock
                                                                                              Eligible)                                                                                          [3] Guideline Issue - This loan closed during the COVID-19 affected timeframe.  Asset    Statement exceeds 120 days from Note date.                                                                                                                                                                                                                            Transaction Date used to determine rate used for testing.                                    Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer
                                                                                                                                                                                                 Account date is more than 60 days prior to the Note date or notary date.: Financial                                                                                                                                                                                                                                                                            [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       taxes were last disclosed as $422.60 on LE but disclosed as $435.60 on Final Closing Disclosure.  File
                                                                                                                                                                                                 Institution: XXX // Account Type: Individual Retirement Account (IRA) / Account Number:                                                                                                                                                                                                                                                                        Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer does not contain a valid COC for this fee increase, nor evidence of cure.
                                                                                                                                                                                                 XXXX Note Date: 07/XX/2020;  Notary Date: 07/XX/2020                                                                                                                                                                                                                                                                                                           Tax.  Fee Amount of $435.60 exceeds tolerance of $422.00.  Insufficient or no cure was
                                                                                                                                                                                                 [3] Guideline Issue - This loan closed during the COVID-19 affected timeframe.  Asset                                                                                                                                                                                                                                                                          provided to the borrower. (8304)
                                                                                                                                                                                                 Account date is more than 60 days prior to the Note date or notary date.: Financial
                                                                                                                                                                                                 Institution: XXX // Account Type: Mutual Funds / Account Number: XXXX Note Date:
                                                                                                                                                                                                 07/XX/2020;  Notary Date: 07/XX/2020
243736344 XXX       $XXX      NY    6/XX/2020  3/XX/2020    Primary    Refinance Cash-out -   Safe Harbor  2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided                                                                                                                                                                                                     -
                                                                       Home Improvement       QM                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  Within 3 Business Days of Application: List of Homeownership Counseling Organizations was provided to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations   applicant on 03/XX/2020
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: Right to receive copy of appraisal was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                List of Homeownership Counseling Organizations not provided to applicant within three (3)    provided to borrower on 06/XX/2020
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days of application.                                                                Federal Compliance - TRID Loan Estimate Timing: Final LE is required to be received by borrower at
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not       least 1 day prior to Initial CD.  Based on documentation in file, Final LE was received by borrower on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                evidence the consumer was provided with the right to receive a copy of the Appraisal         or after date Initial CD was received.  Evidence of earlier receipt of LE was not located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure within 3 days of the loan application date.                                       Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan   tolerance was exceeded by $2,052.00 due to increase of recording fee.  No valid COC provided, nor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days   evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $2257.20, a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                of application. (Initial/03/XX/2020)                                                         copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        disclosing the changes made.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $4,355.29 exceeds tolerance of $2,052.00 plus 10% or $2,257.20.  Insufficient or no cure was provided to the borrower. (0)
243811294 XXX       $XXX      CA    7/XX/2020  7/XX/2020    Primary    Purchase               Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Unable to determine. Originator Loan Designation                                                                                                                                                                                                    TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: A valid
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       COC was not provided for this increase and no cure listed at close.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $551.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7308)
243077743 XXX       $XXX      NY    10/XX/2020 4/XX/2020    Second     Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Guideline Issue - Refi Purpose reflects Rate/Term and cash out greater than the      The loan was approved and delivered as a Rate/Term refinance.  The borrower                                                                                                                               3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: An Originatior Loan Designation was not provided by SELLER - GENERAL COMMENT (2022/XX/07): XXX decision cert attached. ATR          GENERAL COMMENT (2022/XX/07): XXX decision cert attached. ATR supported. Low LTV                                TILA ATR/QM
                                                            Home                                                                                                                                 lesser of 2% of the loan amount or $2000.: Cash to Borrower:  $577,835.48; Total Cash    received cash-out exceeding the lesser of 2% of the loan amount or $2,000.00.                                                                                                                                                                                         Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Seller                                                                                                  supported. Low LTV 52.545% DTI 22.532/38.705. Excellent credit 803 fico, strong 52.545% DTI 22.532/38.705. Excellent credit 803 fico, strong assets 737k. Good
                                                                                                                                                                                                 Out:    $577,835.48;  Refi Purpose:  Rate/Term                                           Provide verification of the properties insurance and property taxes.                                                                                                                                                                                                  Due Diligence Loan Designation is Non QM.                                                    Application / Processing - Missing Document: Missing Lender's Initial 1003: Provide a signed and dated  assets 737k. Good disposable income of 15k per month.                           disposable income of 15k per month.
                                                                                                                                                                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, NY Insurance        Provide a signed and dated copy of the Security Instrument.                                                                                                                                                                                                           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               copy of the Lenders Initial 1003.                                                                       REVIEWER - GENERAL COMMENT (2022/XX/15): Clarifying the issue: Loan was
                                                                                                                                                                                                 Verification, Statement, Tax Verification                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title -    submitted without a loan designation. Testing was based using "undetermined".
                                                                                                                                                                                                 [3] Closing / Title - Security Instrument is not signed by borrower(s).                                                                                                                                                                                                                                                                                        Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  Title Update Fee was  last disclosed as $0.00 on LE but disclosed as $85.00 on Final Closing            Please confirm loan designation for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Title Update.  Fee Amount of $85.00 exceeds tolerance of $0.00.  Insufficient or no cure was Disclosure.  File does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a  REVIEWER - GENERAL COMMENT (2022/XX/19): EXCEPTION HISTORY - Exception Detail
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided to the borrower. (77225)                                                            post-close CD disclosing the tolerance cure to include $85, a copy of refund check, proof of delivery,  was updated on 12/XX/2022 PRIOR Exception Detail: Ability to Repay / Qualified
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       and a copy of the letter of explanation sent to the borrower disclosing the changes made.               Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title -    tested as Non-QM.  Due Diligence Loan Designation is ATR Fail.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Settlement / Closing / Escrow Fee.  Fee Amount of $1,250.00 exceeds tolerance of $0.00.      Settlement/Closing/Escrow Fee was  last disclosed as $0.00 on LE but disclosed as $1,250.00 on Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Insufficient or no cure was provided to the borrower. (77169)                                Closing Disclosure.  File does not contain a valid COC for this fee, nor evidence of cure in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Provide a post-close CD disclosing the tolerance cure to include $1,250.00, a copy of refund check,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan     proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Discount Points.  Fee Amount of $2,528.75 exceeds tolerance of $1,485.00.  Insufficient or   made.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                no cure was provided to the borrower. (7200)                                                 Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Discount Points Fee was  last disclosed as $1,485.00 on LE but disclosed as $2,528.75 on Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Disclosure.  File does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             post-close CD disclosing the tolerance cure to include $1,043.75, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
243130181 XXX       $XXX      NY    10/XX/2020 6/XX/2020    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not MI cert if missing from file and is required per AUS findings                      SELLER - GENERAL                                                                                                       3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Seller has not provided origination designation and                                                                                 GENERAL COMMENT (2022/XX/05): Cert Attached                                                                     TILA ATR/QM
                                                                                                                                                                                                 provided                                                                                                                                                                    COMMENT                                                                                                                                                                            Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. there is no 1008 in file or and not stated on approval so selected UTD
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/05): Cert                                                                                                                                                                 Due Diligence Loan Designation is Non QM.                                                    State Compliance - New York Late Charge Percent Testing: Note states late charge percentage is 5% at 15
                                                                                                                                                                                                                                                                                                                                                                             Attached                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late days
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL                                                                                                                                                                 charge percent of 5.00000% exceeds the state maximum of 2%.                                  Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not
                                                                                                                                                                                                                                                                                                                                                                             COMMENT                                                                                                                                                                            [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   provided to Borrower(s) at least three (3) business days prior to closing. (Initial/10/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/06): The MI                                                                                                                                                               Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided:
                                                                                                                                                                                                                                                                                                                                                                             certificate was                                                                                                                                                                    business days prior to closing. (Initial/10/XX/2020)                                         Insufficient or no cure was provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                             provided evidencing                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                             MI insurance is in                                                                                                                                                                 Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate
                                                                                                                                                                                                                                                                                                                                                                             place at origination                                                                                                                                                               Lock Fee.  Fee Amount of $1,348.50 exceeds tolerance of $0.00.  Insufficient or no cure was
                                                                                                                                                                                                                                                                                                                                                                             however the monthly                                                                                                                                                                provided to the borrower. (7335)
                                                                                                                                                                                                                                                                                                                                                                             premium is not
                                                                                                                                                                                                                                                                                                                                                                             outlined on the
                                                                                                                                                                                                                                                                                                                                                                             certificate. The
                                                                                                                                                                                                                                                                                                                                                                             premium amount
                                                                                                                                                                                                                                                                                                                                                                             appears on the first
                                                                                                                                                                                                                                                                                                                                                                             payment letter, 1008
                                                                                                                                                                                                                                                                                                                                                                             and/or CD and
                                                                                                                                                                                                                                                                                                                                                                             matches the amount
                                                                                                                                                                                                                                                                                                                                                                             calculated from the
                                                                                                                                                                                                                                                                                                                                                                             rates on the
                                                                                                                                                                                                                                                                                                                                                                             certificate.
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL
                                                                                                                                                                                                                                                                                                                                                                             COMMENT
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/16):
                                                                                                                                                                                                                                                                                                                                                                             Mortgage Insurance
                                                                                                                                                                                                                                                                                                                                                                             Certificate received
                                                                                                                                                                                                                                                                                                                                                                             and reviewed.  MI
                                                                                                                                                                                                                                                                                                                                                                             Certificate does not
                                                                                                                                                                                                                                                                                                                                                                             include monthly
                                                                                                                                                                                                                                                                                                                                                                             premium.  Exception
                                                                                                                                                                                                                                                                                                                                                                             remains for
                                                                                                                                                                                                                                                                                                                                                                             verification of
                                                                                                                                                                                                                                                                                                                                                                             mortgage insurance
                                                                                                                                                                                                                                                                                                                                                                             premium.
243571812 XXX       $XXX      MN    10/XX/2020 8/XX/2020    Primary    Purchase               Temporary    1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A           [1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided  Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: 10% REVIEWER - CURED COMMENT (2022/XX/09): Sufficient Cure Provided At Closing                                                                                                                      -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total      tolerance was exceeded by $46.00 due to increase of recording fee. Excess cure was provided at closing  REVIEWER - CURED COMMENT (2022/XX/09): Sufficient Cure Provided At Closing
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       amount of $143.00 exceeds tolerance of $97.00 plus 10% or $106.70.  Sufficient or excess     Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing:    REVIEWER - CURED COMMENT (2022/XX/09): Sufficient Cure Provided At Closing
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         cure was provided to the borrower at Closing. (0)                                            Transfer Tax Fee was  last disclosed as $209.00 on LE but disclosed as $423.20 on Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided Disclosure. Excess cure was provided at closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for        Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transfer Tax.  Fee Amount of $423.20 exceeds tolerance of $209.00.  Sufficient or excess     Appraisal Fee was  last disclosed as $552.00 on LE but disclosed as $727.00 on Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                cure was provided to the borrower at Closing. (8304)                                         Disclosure. Excess cure was provided at closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $727.00 exceeds tolerance of $552.00.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
243485428 XXX       $XXX      IN    5/XX/2020  4/XX/2020    Primary    Purchase               Temporary    3        C        C        B        B                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    MI Cert not provided in the loan file                                              SELLER - GENERAL                                                                                                       3           C           C           B           B           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Loan is AUS Approved with a Loan Designation of                                                                                 GENERAL COMMENT (2022/XX/05): Cert Attached                                                                     TILA ATR/QM
                                                                                              SHQM                                                                                               were not met                                                                             Mortgage Insurance Certificate not found in the file.                              COMMENT                                                                                                                                                                            2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    Temporary SHQM but due to missing MI Cert the loan is waterfalling to a Loan Designation of Safe Harbor
                                                                                              (GSE/Agency                                                                                        [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                    (2022/XX/05): Cert                                                                                                                                                                 Due Diligence Loan Designation of Safe Harbor QM.                                            QM.
                                                                                              Eligible)                                                                                          provided                                                                                                                                                                    Attached                                                                                                                                                                           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 not found in
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL                                                                                                                                                                                                                                                              the file.
                                                                                                                                                                                                                                                                                                                                                                             COMMENT
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/06): The MI
                                                                                                                                                                                                                                                                                                                                                                             certificate was
                                                                                                                                                                                                                                                                                                                                                                             provided evidencing
                                                                                                                                                                                                                                                                                                                                                                             MI insurance is in
                                                                                                                                                                                                                                                                                                                                                                             place at origination
                                                                                                                                                                                                                                                                                                                                                                             however the monthly
                                                                                                                                                                                                                                                                                                                                                                             premium is not
                                                                                                                                                                                                                                                                                                                                                                             outlined on the
                                                                                                                                                                                                                                                                                                                                                                             certificate. The
                                                                                                                                                                                                                                                                                                                                                                             premium amount
                                                                                                                                                                                                                                                                                                                                                                             appears on the first
                                                                                                                                                                                                                                                                                                                                                                             payment letter, 1008
                                                                                                                                                                                                                                                                                                                                                                             and/or CD and
                                                                                                                                                                                                                                                                                                                                                                             matches the amount
                                                                                                                                                                                                                                                                                                                                                                             calculated from the
                                                                                                                                                                                                                                                                                                                                                                             rates on the
                                                                                                                                                                                                                                                                                                                                                                             certificate.
243507547 XXX       $XXX      VA    5/XX/2020  4/XX/2020    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not MI certificate not provided.                                                       SELLER - GENERAL                                                                                                       3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: The loan designation was not provided.                                                                                              GENERAL COMMENT (2022/XX/05): Cert Attached                                                                     TILA ATR/QM
                                                                                                                                                                                                 provided                                                                                                                                                                    COMMENT                                                                                                                                                                            Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing signed and dated
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/05): Cert                                                                                                                                                                 Due Diligence Loan Designation is Non QM.                                                    initial 1003.
                                                                                                                                                                                                                                                                                                                                                                             Attached                                                                                                                                                                           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL                                                                                                                                                                 [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   borrower receipt was not found in file.
                                                                                                                                                                                                                                                                                                                                                                             COMMENT                                                                                                                                                                            Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     Federal Compliance - TRID Interim Closing Disclosure Timing Test: Corrected Closing Disclosure provided
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/06): The MI                                                                                                                                                               business days prior to closing. (Initial/05/XX/2020)                                         on or after 05/XX/2020 contains a change in APR and was not received by borrower at least three (3)
                                                                                                                                                                                                                                                                                                                                                                             certificate was                                                                                                                                                                    [2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated  business days prior to consummation.
                                                                                                                                                                                                                                                                                                                                                                             provided evidencing                                                                                                                                                                Disclosure   Corrected Closing Disclosure provided on or after 05/XX/2020 contains a change
                                                                                                                                                                                                                                                                                                                                                                             MI insurance is in                                                                                                                                                                 in APR and was not received by borrower at least three (3) business days prior to
                                                                                                                                                                                                                                                                                                                                                                             place at origination                                                                                                                                                               consummation
                                                                                                                                                                                                                                                                                                                                                                             however the monthly
                                                                                                                                                                                                                                                                                                                                                                             premium is not
                                                                                                                                                                                                                                                                                                                                                                             outlined on the
                                                                                                                                                                                                                                                                                                                                                                             certificate. The
                                                                                                                                                                                                                                                                                                                                                                             premium amount
                                                                                                                                                                                                                                                                                                                                                                             appears on the first
                                                                                                                                                                                                                                                                                                                                                                             payment letter, 1008
                                                                                                                                                                                                                                                                                                                                                                             and/or CD and
                                                                                                                                                                                                                                                                                                                                                                             matches the amount
                                                                                                                                                                                                                                                                                                                                                                             calculated from the
                                                                                                                                                                                                                                                                                                                                                                             rates on the
                                                                                                                                                                                                                                                                                                                                                                             certificate.
243227669 XXX       $XXX      NY    9/XX/2020  4/XX/2020    Primary    Refinance Rate/Term    Safe Harbor  3        C        C        B        B                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    Please provide initial signed and dated Loan Application.                                                                                                                                                 3           C           C           B           B           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Due Diligence Loan Designation is Safe Harbor                                                                                                                                                                                                   TILA ATR/QM
                                                                                              QM                                                                                                 were not met                                                                                                                                                                                                                                                                                                                                                   2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    QM since the loan file is missing the initial signed and dated Loan Application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation of Safe Harbor QM.                                            State Compliance - New York Late Charge Percent Testing: Late charge exceeds allowable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: The monthly
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late amount of is $1341.22 or $16,094.64 annual.  Property tax estimate reflects $3909.41 Town annual and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  $12,185.33 School Dist annual.  Corrected CD and LOE to borrower required to cure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1    Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property   taxes were not disclosed on the initial LE; however, they were added on the 4/XX/20 LE and charged in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Costs over Year 1 of 16,231.29 on Final Closing Disclosure provided on 09/XX/2020 not        the amount of $134.85 on the final CD.  The file does not contain a valid change of circumstance for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                accurate. (Final/09/XX/2020)                                                                 the added fee nor is there evidence of a tolerance cure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Discount Points were originally disclosed in the amount of $4,880; however the amount charged on the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Tax.  Fee Amount of $134.85 exceeds tolerance of $0.00.  Insufficient or no cure was         final CD was $5,001.  The file did not contain a valid change of circumstance for the increased fee or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided to the borrower. (8304)                                                             evidence of a tolerance cure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Discount Points.  Fee Amount of $5,001.00 exceeds tolerance of $4,880.00.  Insufficient or no cure was provided to the borrower. (7200)
243582563 XXX       $XXX      FL    6/XX/2020  4/XX/2020    Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                 [3] General - Final Title Policy Coverage is less than Original Loan Amount.: The Final                                                                                                                                                                                                            2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Fees                                                                                                                                                                                                        -
                                                                       Other                  SHQM                                                                                               Title Policy Amount of $XXX is less than the note amount of $XXX based on the Final in                                                                                                                                                                                                                                                                         [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        increased.  Missing a valid change of circumstance disclosure or sufficient cure.
                                                                                              (GSE/Agency                                                                                        file.                                                                                                                                                                                                                                                                                                                                                          Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee
                                                                                              Eligible)                                                                                          [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                                                                                         of $2,398.45 exceeds tolerance of $1,659.00 plus 10% or $1,824.90.  Insufficient or no cure  increased.  Missing a valid change of circumstance disclosure or sufficient cure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Tax.  Fee Amount of $1,110.45 exceeds tolerance of $1,067.00.  Insufficient or no cure was provided to the borrower. (8304)
243308402 XXX       $XXX      PA    6/XX/2020  4/XX/2020    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Provide a signed and dated                                                                                                                                                                                                  -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        copy of the Lenders Initial 1003.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10%
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         of $1,953.24 exceeds tolerance of $1,398.00 plus 10% or $1,537.80.  Insufficient or no cure  tolerance was exceeded by $455.24 due to increase of Title- Lenders Policy fee.  No valid COC provided,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                was provided to the borrower. (0)                                                            nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $455.24, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
243754524 XXX       $XXX      AL    3/XX/2021  1/XX/2021    Primary    Purchase               Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Lender Credit Tolerance Violation: Verified and lender credit of $-152.00                                                                                                                                                                                                     -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated       disclosed on the loan estimate was not disclosed on the final closing disclosure in file.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         is less than amount of binding Lender Credit previously disclosed in the amount of $-152.00.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (9300)
243123324 XXX       $XXX      NY    2/XX/2021  1/XX/2021    Primary    Purchase               Non QM       3        C        C        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                    SELLER - GENERAL                                                                                                       3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: An Originatior Loan Designation was not provided by                                                                                 GENERAL COMMENT (2022/XX/05): Cert Attached                                                                     TILA ATR/QM
                                                                                                                                                                                                 provided                                                                                                                                                                    COMMENT                                                                                                                                                                            Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Seller
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/05): Cert                                                                                                                                                                 Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to
                                                                                                                                                                                                                                                                                                                                                                             Attached                                                                                                                                                                           [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days     Consummation: Evidence of Borrower receipt is missing.
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL                                                                                                                                                                 Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a    State Compliance - New York Late Charge Percent Testing: The late charge percentage disclosed on the
                                                                                                                                                                                                                                                                                                                                                                             COMMENT                                                                                                                                                                            copy of each valuation to applicant three (3) business days prior to consummation.           Note exceeds the maximum allowable for NY state.
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/06): The MI                                                                                                                                                               (Type:Primary/02/XX/2021)                                                                    Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment
                                                                                                                                                                                                                                                                                                                                                                             certificate was                                                                                                                                                                    [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Underdisclosed: The final closing disclosure has no escrows in page one, but discloses that mortgage
                                                                                                                                                                                                                                                                                                                                                                             provided evidencing                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late insurance is escrowed on page 4.
                                                                                                                                                                                                                                                                                                                                                                             MI insurance is in                                                                                                                                                                 charge percent of 5.00000% exceeds the state maximum of 2%.                                  Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: The final closing
                                                                                                                                                                                                                                                                                                                                                                             place at origination                                                                                                                                                               [2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow    disclosure has no escrows in page one, but discloses that mortgage insurance is escrowed on page 4.
                                                                                                                                                                                                                                                                                                                                                                             however the monthly                                                                                                                                                                Payment Underdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing   Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: The final closing
                                                                                                                                                                                                                                                                                                                                                                             premium is not                                                                                                                                                                     Disclosure provided on 02/XX/2021 disclosed the Monthly Escrow Payment that does not match   disclosure has no escrows in page one, but discloses that mortgage insurance is escrowed on page 4.
                                                                                                                                                                                                                                                                                                                                                                             outlined on the                                                                                                                                                                    the actual escrow payment for the loan. (Final/02/XX/2021)                                   Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: There is no proof of
                                                                                                                                                                                                                                                                                                                                                                             certificate. The                                                                                                                                                                   [2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA  earlier receipt in the file.
                                                                                                                                                                                                                                                                                                                                                                             premium amount                                                                                                                                                                     Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 02/XX/2021
                                                                                                                                                                                                                                                                                                                                                                             appears on the first                                                                                                                                                               incorrectly disclosed whether the loan will have an escrow account. (Final/02/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                             payment letter, 1008                                                                                                                                                               [2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account:
                                                                                                                                                                                                                                                                                                                                                                             and/or CD and                                                                                                                                                                      TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on
                                                                                                                                                                                                                                                                                                                                                                             matches the amount                                                                                                                                                                 02/XX/2021 incorrectly disclosed whether the loan will have an escrow account.
                                                                                                                                                                                                                                                                                                                                                                             calculated from the                                                                                                                                                                (Final/02/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                             rates on the                                                                                                                                                                       [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                             certificate.                                                                                                                                                                       Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/02/XX/2021)
243523025 XXX       $XXX      TX    6/XX/2021  8/XX/2020    Primary    Purchase               Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Unable to determine loan designation                                                                                                                                                                                                                TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Application / Processing - Missing Document: Missing Lender's Initial 1003: The initial loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    application was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations   Within 3 Business Days of Application: Evidence of earlier receipt missing from file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: Evidence of earlier receipt missing from
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                List of Homeownership Counseling Organizations not provided to applicant within three (3)    file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days of application.                                                                Federal Compliance - TRID Loan Estimate Timing: Evidence of earlier receipt missing from file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                evidence the consumer was provided with the right to receive a copy of the Appraisal         Survey Fee was not disclosed on the LE dated 02/XX/2021. The final CD the reflects $400.00. Missing a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure within 3 days of the loan application date.                                       valid change in circumstance.  Insufficient or no cure was provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan   Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: A lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days   credit was not provided of $560.00.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                of application. (Initial/02/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Survey Fee.  Fee Amount of $400.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75203)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $1,095.00 exceeds tolerance of $535.00.  Insufficient or no cure was provided to the borrower. (7506)
243794912 XXX       $XXX      VA    6/XX/2021  4/XX/2021    Primary    Purchase               Temporary    2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not Missing mortgage certificate                                                       SELLER - GENERAL                                                       [3] Appraisal    Missing the                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing the initial, signed                                                                                 GENERAL COMMENT (2022/XX/05): Cert Attached                                                                     -
                                                                                              SHQM                                                                                               provided                                                                                                                                                                    COMMENT                                                                Documentation -  form 442 to                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1    1003 signed by the lender.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                    (2022/XX/05): Cert                                                     Missing          confirm the as                                                                             Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property   Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: Non-
                                                                                              Eligible)                                                                                                                                                                                                                                                                      Attached                                                               Document:        is value and                                                                               Costs over Year 1 of 80.04 on Final Closing Disclosure provided on 06/XX/2021 not accurate.  escrowed property costs over year 1 of $80.04 as disclosed on the closing disclosure page 4 was not
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL                                                     Appraisal was    repairs                                                                                    (Final/06/XX/2021)                                                                           captured on the loan summary screen as displayed on the 1008 on file in the amount of $6.67 monthly for
                                                                                                                                                                                                                                                                                                                                                                             COMMENT                                                                made "subject    completed.                                                                                 [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   HOA dues. The appraisal does not reflect HOA dues and no HOA documentation in the file to confirm the
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/06): The MI                                                   to" and Form                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     monthly amount.
                                                                                                                                                                                                                                                                                                                                                                             certificate was                                                        1004D/442 was                                                                                               business days prior to closing. (Initial/06/XX/2021)                                         Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing disclosure provided
                                                                                                                                                                                                                                                                                                                                                                             provided evidencing                                                    not provided.:                                                                                              [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       to borrower on 6/XX/2021 was not signed by borrower.
                                                                                                                                                                                                                                                                                                                                                                             MI insurance is in                                                     Valuation Type:                                                                                             Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for          Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee change
                                                                                                                                                                                                                                                                                                                                                                             place at origination                                                   Appraisal /                                                                                                 Architectural Fee.  Fee Amount of $75.00 exceeds tolerance of $0.00.  Insufficient or no     with no cure provided to borrower and no change of circumstance in file. Fee was not listed on the
                                                                                                                                                                                                                                                                                                                                                                             however the monthly                                                    Valuation Report                                                                                            cure was provided to the borrower. (7768)                                                    initial loan estimate.
                                                                                                                                                                                                                                                                                                                                                                             premium is not                                                         Date: 05/XX/2021                                                                                            [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee change
                                                                                                                                                                                                                                                                                                                                                                             outlined on the                                                                                                                                                                    Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for          with no cure provided to borrower and no change of circumstance in file. Increased fee from the initial
                                                                                                                                                                                                                                                                                                                                                                             certificate. The                                                                                                                                                                   Appraisal Fee.  Fee Amount of $543.00 exceeds tolerance of $525.00.  Insufficient or no cure loan estimate.
                                                                                                                                                                                                                                                                                                                                                                             premium amount                                                                                                                                                                     was provided to the borrower. (7506)                                                         Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee change
                                                                                                                                                                                                                                                                                                                                                                             appears on the first                                                                                                                                                               [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       with no cure provided to borrower and no change of circumstance in file. Fee was not listed on the
                                                                                                                                                                                                                                                                                                                                                                             payment letter, 1008                                                                                                                                                               Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for          initial loan estimate.
                                                                                                                                                                                                                                                                                                                                                                             and/or CD and                                                                                                                                                                      Processing Fee.  Fee Amount of $635.94 exceeds tolerance of $0.00.  Insufficient or no cure
                                                                                                                                                                                                                                                                                                                                                                             matches the amount                                                                                                                                                                 was provided to the borrower. (7334)
                                                                                                                                                                                                                                                                                                                                                                             calculated from the
                                                                                                                                                                                                                                                                                                                                                                             rates on the
                                                                                                                                                                                                                                                                                                                                                                             certificate.
243953653 XXX       $XXX      NY    11/XX/2020 8/XX/2020    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late State Compliance - New York Late Charge Percent Testing: Per state regulation: A lender may collect a                                                                                                                                                                                                   -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              charge percent of 5.00000% exceeds the state maximum of 2%.                                  late charge on
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    any installment which has become due
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      and remains unpaid for at least 15 days,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             regardless of the period it remains in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             default, but it may not exceed and may
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             only be enforced to the extent of 2% of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             such delinquent installment.
243499786 XXX       $XXX      NY    11/XX/2020 8/XX/2020    Second     Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, NJ Insurance        File is missing Mortgage Statement, HOI and Tax Verification for REO located at                                                                                                                           2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: File is missing signed and                                                                                                                                                                                                  -
                                                            Home                              SHQM                                                                                               Verification, Statement, Tax Verification                                                XXX, NJ.                                                                                                                                                                                                                                                                                                                                                           dated Initial 1003.
                                                                                              (GSE/Agency                                                                                        [3] Credit Eligibility - There are red flags on the fraud report that have not been      There are red flags on the fraud report that have not been addressed
                                                                                              Eligible)                                                                                          addressed: Credit Report: Original // Borrower: XXX
243115287 XXX       $XXX      FL    3/XX/2021  9/XX/2020    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                   File is missing a hazard insurance declarations page verifying premium, Sufficient                                                                                                                        2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: File is missing the         REVIEWER - CURED COMMENT (2022/XX/18): Sufficient Cure Provided At Closing                                                                                                                      -
                                                                                              SHQM                                                                                               [3] Guideline Issue - Refi Purpose reflects Rate/Term and cash out greater than the      coverage amount to cover improvements and showing the lender (XXX) as loss payee.                                                                                                                                                                                     [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided initial, borrower signed and dated, 1003.                                                               REVIEWER - CURED COMMENT (2022/XX/18): Sufficient Cure Provided At Closing
                                                                                              (GSE/Agency                                                                                        greater of 1% of the loan amount or $2000.: Cash to Borrower:  ; Total Cash Out:         Agency allows 2% or a $XXX maximum for this $XXX loan amount. Borrower's net cash                                                                                                                                                                                     At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                              Eligible)                                                                                          $1,727.20;  Refi Purpose:  Rate/Term                                                     out exceed this amount at $1,727.20.                                                                                                                                                                                                                                  Transfer Tax.  Fee Amount of $473.00 exceeds tolerance of $472.00.  Sufficient or excess cure was provided to the borrower at Closing. (8304)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $770.00 exceeds tolerance of $465.00.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
243692715 XXX       $XXX      NY    3/XX/2021  9/XX/2020    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid                                                                                                                                                                                                   -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late COC or cure was provided.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Costs over Year 1 of 3,778.00 on Final Closing Disclosure provided on 03/XX/2021 not accurate. (Final/03/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Tax.  Fee Amount of $186.00 exceeds tolerance of $98.00.  Insufficient or no cure was provided to the borrower. (8304)
243641622 XXX       $XXX      SC    10/XX/2020 9/XX/2020    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                   The file is missing a copy of the hazard insurance                                                                                                                                                        2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: document not found in file                                                                                                                                                                                                  -
                                                                                              SHQM
                                                                                              (GSE/Agency
                                                                                              Eligible)
243545082 XXX       $XXX      TX    3/XX/2021  9/XX/2020    Investment Refinance Rate/Term    N/A          2        B        B        B        B                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    Missing appraisal required per LP.                                                 SELLER - GENERAL                                                                                                       2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                       GENERAL COMMENT (2022/XX/29): Comments not provided by Seller.                                                  -
                                                                                                                                                                                                 were not met                                                                             The Final Title Policy Amount of $XXX is less than the note amount of $XXX based   COMMENT
                                                                                                                                                                                                 [3] General - Final Title Policy Coverage is less than Original Loan Amount.: The Final  on the Short Form in file.                                                         (2022/XX/29):
                                                                                                                                                                                                 Title Policy Amount of $XXX is less than the note amount of $XXX based on the Short Form                                                                                    Comments not
                                                                                                                                                                                                 in file.                                                                                                                                                                    provided by Seller.
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL
                                                                                                                                                                                                                                                                                                                                                                             COMMENT
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/29): LP
                                                                                                                                                                                                                                                                                                                                                                             findings required an
                                                                                                                                                                                                                                                                                                                                                                             Appraisal.
243799239 XXX       $XXX      NJ    1/XX/2021  8/XX/2020    Second     Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Guideline Issue - This loan closed during the COVID-19 affected timeframe.  Asset                                                                                                                                                                                                              2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: There is                                                                                                                                                                                                   -
                                                            Home                              SHQM                                                                                               Account date is more than 60 days prior to the Note date or notary date.: Financial                                                                                                                                                                                                                                                                            [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       no evidence of cure or valid change of circumstance for this fee.
                                                                                              (GSE/Agency                                                                                        Institution: XXX // Account Type: Individual Retirement Account (IRA) / Account Number:                                                                                                                                                                                                                                                                        Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                              Eligible)                                                                                          XXXX Note Date: 01/XX/2021;  Notary Date: 01/XX/2021                                                                                                                                                                                                                                                                                                           Appraisal Re-Inspection Fee.  Fee Amount of $18.50 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75103)
243436037 XXX       $XXX      NC    11/XX/2020 9/XX/2020    Primary    Purchase               Temporary    2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not Missing Mortgage Insurance Certificate                                             SELLER - GENERAL                                                                                                       2           B           B           B           B           [2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina State Compliance - North Carolina First Lien Late Charge Percent Testing: Total fees financed by lender                                                                                 GENERAL COMMENT (2022/XX/05): Cert Attached                                                                     -
                                                                                              SHQM                                                                                               provided                                                                                                                                                                    COMMENT                                                                                                                                                                            Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.           exceed permitted threshold.  Late charge exceeds max of 4% of amount past due and/or grace period of 15
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                    (2022/XX/05): Cert                                                                                                                                                                 [2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -      days.
                                                                                              Eligible)                                                                                                                                                                                                                                                                      Attached                                                                                                                                                                           October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of         Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL                                                                                                                                                                 Escrowed Property Costs over Year 1 of 6,195.72 on Final Closing Disclosure provided on      Testing: unable to determine correct total payment due to missing Mortgage Insurance Certificate.
                                                                                                                                                                                                                                                                                                                                                                             COMMENT                                                                                                                                                                            11/XX/2020 not accurate. (Final/11/XX/2020)                                                  Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Incorrectly
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/06): The MI                                                                                                                                                               [2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1        Disclosed: unable to determine correct total payment due to missing Mortgage Insurance Certificate.
                                                                                                                                                                                                                                                                                                                                                                             certificate was                                                                                                                                                                    Incorrectly Disclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing    Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: unable to
                                                                                                                                                                                                                                                                                                                                                                             provided evidencing                                                                                                                                                                Disclosure provided on 11/XX/2020 disclosed N/A as Escrowed Property Costs over Year 1.      determine correct total payment due to missing Mortgage Insurance Certificate.
                                                                                                                                                                                                                                                                                                                                                                             MI insurance is in                                                                                                                                                                 (Final/11/XX/2020)                                                                           Federal Compliance - TRID Final Closing Disclosure Non-Escrowed Property Costs Year 1 Incorrectly
                                                                                                                                                                                                                                                                                                                                                                             place at origination                                                                                                                                                               [2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1    Disclosed: unable to determine correct total payment due to missing Mortgage Insurance Certificate.
                                                                                                                                                                                                                                                                                                                                                                             however the monthly                                                                                                                                                                Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property
                                                                                                                                                                                                                                                                                                                                                                             premium is not                                                                                                                                                                     Costs over Year 1 of 760.56 on Final Closing Disclosure provided on 11/XX/2020 not accurate.
                                                                                                                                                                                                                                                                                                                                                                             outlined on the                                                                                                                                                                    (Final/11/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                             certificate. The                                                                                                                                                                   [2] Federal Compliance - TRID Final Closing Disclosure Non-Escrowed Property Costs Year 1
                                                                                                                                                                                                                                                                                                                                                                             premium amount                                                                                                                                                                     Incorrectly Disclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing
                                                                                                                                                                                                                                                                                                                                                                             appears on the first                                                                                                                                                               Disclosure provided on 11/XX/2020 disclosed N/A as Non-Escrowed Property Costs over Year 1.
                                                                                                                                                                                                                                                                                                                                                                             payment letter, 1008                                                                                                                                                               (Final/11/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                             and/or CD and
                                                                                                                                                                                                                                                                                                                                                                             matches the amount
                                                                                                                                                                                                                                                                                                                                                                             calculated from the
                                                                                                                                                                                                                                                                                                                                                                             rates on the
                                                                                                                                                                                                                                                                                                                                                                             certificate.
243317770 XXX       $XXX      NJ    10/XX/2020 9/XX/2020    Primary    Purchase               Safe Harbor  3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Origination Loan Designation was Temporary                                                                                                                                                                                                      TILA ATR/QM
                                                                                              QM                                                                                                                                                                                                                                                                                                                                                                                                                                                                2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    SHQM, however due to insufficient assets, the final Loan Designation is Safe Harbor QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation of Safe Harbor QM.                                            Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: The final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1    Closing Disclosure does not reflect the non- escrowed hazard premium of $1,039 as paid outside of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property   closing, per the invoice. The amount on page 4 is correct, however the fee is not represented on page
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Costs over Year 1 of 1,039.00 on Final Closing Disclosure provided on 10/XX/2020 not         2.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                accurate. (Final/10/XX/2020)                                                                 Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   provided to Borrower(s) at least three (3) business days prior to closing. (Initial/10/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/10/XX/2020)
243470726 XXX       $XXX      GA    11/XX/2020 8/XX/2020    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is      Provide updated coverage or a replacement cost estimator to verify current         SELLER - GENERAL                                                                                                       3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: The loan designation was not provided.                                                                                              GENERAL COMMENT (2022/XX/05): MI was cancelled effective 11/XX/2021                                             TILA ATR/QM
                                                                                                                                                                                                 insufficient.                                                                            coverage is sufficient.                                                            COMMENT                                                                                                                                                                            Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing signed and dated
                                                                                                                                                                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                    (2022/XX/05): MI was                                                                                                                                                               Due Diligence Loan Designation is Non QM.                                                    initial 1003.
                                                                                                                                                                                                 provided                                                                                                                                                                    cancelled effective                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment Test: The
                                                                                                                                                                                                 [3] Guideline Issue - This loan closed during the COVID-19 affected timeframe.  Asset                                                                                       11/XX/2021                                                                                                                                                                         [2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow    monthly escrow payment on page 4 of the final CD is 217.87, the escrow payment on page 2 was 198.08.
                                                                                                                                                                                                 Account date is more than 60 days prior to the Note date or notary date.                                                                                                    REVIEWER - GENERAL                                                                                                                                                                 Payment Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure
                                                                                                                                                                                                                                                                                                                                                                             COMMENT                                                                                                                                                                            provided on 11/XX/2020 disclosed the Initial Escrow Payment that does not match the escrow
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/06):                                                                                                                                                                      payment disclosed on page 2. (Final/11/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                             Mortgage Insurance
                                                                                                                                                                                                                                                                                                                                                                             cancelled
                                                                                                                                                                                                                                                                                                                                                                             11/XX/2021, however
                                                                                                                                                                                                                                                                                                                                                                             Certificate from
                                                                                                                                                                                                                                                                                                                                                                             origination missing
                                                                                                                                                                                                                                                                                                                                                                             from the loan file.
243487721 XXX       $XXX      NY    3/XX/2021  8/XX/2020    Primary    Purchase               Safe Harbor  3        C        C        B        B                                                 [3] Credit Documentation - Missing Document: Asset not provided                          Loan file missing evidence of proceeds from the sale of the departure residence.   SELLER - GENERAL                                                                                                       3           C           C           B           B           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Loan Designation at origination was Temporary   REVIEWER - RE-OPEN COMMENT (2022/XX/21): Removed in error.                      GENERAL COMMENT (2022/XX/28): VVOE for XXX was not obtained within 10 business days of                          TILA ATR/QM
                                                                                              QM                                                                                                 [3] Guideline Issue - This loan closed during the COVID-19 affected timeframe. VOE was   Closing Disclosure in file, however there is no evidence of receipt of funds.      COMMENT                                                                                                                                                                            2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    SHQM. Due Diligence Loan Designation is Safe Harbor QM due to missing VVOE dated within 10 business     REVIEWER - CURED COMMENT (2022/XX/09): Sufficient Cure Provided At Closing      closing.
                                                                                                                                                                                                 not provided within 10 days before note date or prior to disbursement date. At least one Provide VVOE dated no more than 10 days prior to closing.                          (2022/XX/28): VVOE                                                                                                                                                                 Due Diligence Loan Designation of Safe Harbor QM.                                            days prior to the Note date.                                                                            REVIEWER - CURED COMMENT (2022/XX/09): Sufficient Cure Provided At Closing
                                                                                                                                                                                                 of these requirements are missing:  Employer Letter, Paystub, Account Statement within   Provide VVOE dated no more than 10 days prior to closing.                          for XXX was not                                                                                                                                                                    [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late State Compliance - New York Late Charge Percent Testing: Total fees financed by lender exceed permitted
                                                                                                                                                                                                 10 days before note date or prior to disbursement date.: Borrower: XXX // Employment                                                                                        obtained within 10                                                                                                                                                                 charge percent of 5.00000% exceeds the state maximum of 2%.                                  threshold.  Late charge exceeds max of 2% of amount past due and/or grace period of 15 days.
                                                                                                                                                                                                 Type: Employment / Income Type: Wages / Start Date: 03/XX/2011 Note Date: 03/XX/2021                                                                                        business days of                                                                                                                                                                   [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 -
                                                                                                                                                                                                 [3] Income Documentation - Verification(s) of employment is not within 10 business days                                                                                     closing.                                                                                                                                                                           Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of   October 2018 Test: The final CD disclosed the Amount of Escrowed Property Costs over Year 1 as $0.00 on
                                                                                                                                                                                                 of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start                                                                                                                                                                                                                                                                        Estimated Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on         page 4; however the Property Taxes , Insurance and HOA  total $1,405.35 per year.  Provide a post-close
                                                                                                                                                                                                 Date: 03/XX/2011                                                                                                                                                                                                                                                                                                                                               03/XX/2021 not accurate. (Final/03/XX/2021)                                                  CD correcting the Escrow Account section and a copy of the letter of explanation letter sent to the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Estimated Taxes, Insurance And        borrower disclosing the changes made.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Assessments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure Federal Compliance - TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided on 03/XX/2021 disclosed an Estimated Taxes, Insurance, and Assessments payment that Estimated Taxes, Insurance, and Assessments payment is $0.00 per document in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                does not match the actual payment for the loan. (Final/03/XX/2021)                           Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Final LE is required to be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   received by borrower at least 1 day prior to Initial CD.  Based on documentation in file, Final LE was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     received by borrower on or after date Initial CD was received.  Evidence of earlier receipt of LE was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/03/XX/2021)                                         not located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                - Wire /Funding/ Disbursement Fee.  Fee Amount of $45.00 exceeds tolerance of $0.00.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Sufficient or excess cure was provided to the borrower at Closing. (77190)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $589.00 exceeds tolerance of $539.00.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
243415792 XXX       $XXX      MN    12/XX/2020 8/XX/2020    Primary    Refinance Rate/Term    Non QM       3        C        C        C        C                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    The loan file is missing the Initial Loan Application and insufficient hazard                                                                                                                             3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Originator Loan Designation was Temporary SHQM,                                                                                                                                                                                                 TILA ATR/QM
                                                                                                                                                                                                 were not met                                                                             coverage.                                                                                                                                                                                                                                                             2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    however due to missing Initial Loan Application and insufficient hazard coverage,  Due Diligence Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation of Non QM.                                                    Designation is Non QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - Social Security Documentation: Qualified Mortgage (Dodd-Frank       Federal Compliance - Social Security Documentation: Social Security income must be documented with an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                2014): Social Security income documentation insufficient. (XXX XXX/Social Security)          Award/Continuance letter.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act  State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer      Repay not Verified): Missing documentation for Social Security to properly source income.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Licensing Act Borrower's ability to repay not verified with reliable documentation.          State Compliance - Minnesota Tangible Net Benefit Test: Prior interest rate not provided for requires
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Minnesota Tangible Net Benefit Test: Minnesota Residential Mortgage   testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Originator and Servicer Licensing Act: Unable to determine if mortgage loan provides a       Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                tangible net benefit to the borrower due to missing prior loan information.                  is was provided to the borrower on 12/XX/2020 but the final Closing Disclosure was issued on 12/XX/2020
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   which does not leave the required 3 business days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/12/XX/2020)                                         tolerance was exceeded by $492.00 due to increase of Examination, Preparation and Recording fees.  No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        valid Change of Circumstance provided, nor evidence of cure in file. Provide a post-close Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount Disclosure disclosing the tolerance cure to include $492.00, a copy of refund check, proof of delivery, of $1,239.00 exceeds tolerance of $747.00 plus 10% or $821.70.  Insufficient or no cure was  and a copy of the letter of explanation sent to the borrower disclosing the changes made.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided to the borrower. (0)
243190117 XXX       $XXX      MN    10/XX/2020 9/XX/2020    Second     Purchase               Temporary    2        B        B        B        B                                                 [3] Appraisal Reconciliation - Status of property as second home is in question due to   Status of property as second home is in question due to distance from primary                                                                                                                             2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not                                                                                                                                                                                                      -
                                                            Home                              SHQM                                                                                               distance from primary residence.: Valuation Type: Appraisal / Valuation Report Date:     residence.                                                                                                                                                                                                                                                            [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   provided to Borrower within the time frame prior to closing.
                                                                                              (GSE/Agency                                                                                        09/XX/2020                                                                               APN Number is missing from the Appraisal.                                                                                                                                                                                                                             Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: No valid
                                                                                              Eligible)                                                                                          [2] Application / Processing - Valuation Error: APN Number not provided.: Valuation                                                                                                                                                                                                                                                                            business days prior to closing. (Initial/10/XX/2020)                                         Change of Circumstance or cure was provided.
                                                                                                                                                                                                 Type: Appraisal / Valuation Report Date: 09/XX/2020                                                                                                                                                                                                                                                                                                            [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount Change of Circumstance or cure was provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                of $1,725.00 exceeds tolerance of $749.00 plus 10% or $823.90.  Insufficient or no cure was  Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided to the borrower. (0)                                                                Change of Circumstance or cure was provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Closing Protection Letter Fee.  Fee Amount of $50.00 exceeds tolerance of $0.00.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Insufficient or no cure was provided to the borrower. (7562)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Survey Fee.  Fee Amount of $125.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75203)
243900651 XXX       $XXX      NY    12/XX/2020 8/XX/2020    Primary    Refinance Rate/Term    Safe Harbor  3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Due to missing loan application documentation   REVIEWER - CURED COMMENT (2022/XX/14): Sufficient Cure Provided At Closing                                                                                                                      TILA ATR/QM
                                                                                              QM                                                                                                                                                                                                                                                                                                                                                                                                                                                                2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    loan does not meet the Temp SHQM at the time of origination.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation of Safe Harbor QM.                                            State Compliance - New York Late Charge Percent Testing: Late charge exceeds allowable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late Federal Compliance - (Missing Data) Last Rate Set Date: Provide Lender Rate Lock form.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The initial CD dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   12/XX/2016 was received by the borrower less than three days prior to the closing date of 12/XX/2020
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and      Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.                                    Provide valid Change of Circumstance or cure to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/12/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $655.00 exceeds tolerance of $580.00.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
243110192 XXX       $XXX      TX    10/XX/2020 9/XX/2020    Second     Purchase               Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   Federal Compliance - (Missing Data) Last Rate Set Date: Lender Rate Lock not provided.                  REVIEWER - CURED COMMENT (2022/XX/11): Sufficient Cure Provided At Closing                                                                                                                      -
                                                            Home                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Transaction Date used to determine rate used for testing.                                    3 Business Days of Application: The Affiliated Business Arrangement Disclosure Statement is dated
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not   10/XX/2020 which is not within 3 business days of the application date of 9/XX/2020.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not      Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business    Costs over Year 1: The final Closing Disclosure did not disclose Non-Escrowed Property Costs over Year
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                days of application.                                                                         1. The borrower obtained Flood Insurance with an annual premium of $741.00.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of            Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The initial Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan             Disclosure issued 10/XX/2020 was not issued  more than 6 days prior to the closing date of 10/XX/2020
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 0.00 on Final Closing      and receipt was not acknowledged by the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure provided on 10/XX/2020 not accurate. (Final/10/XX/2020)                           Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: Ten
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   Percent Fee Tolerance increased. Provide valid Change of Circumstance of cure to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/10/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $232.00 exceeds tolerance of $200.00 plus 10% or $220.00.  Sufficient or excess cure was provided to the borrower at Closing. (0)
243759740 XXX       $XXX      GA    1/XX/2021  9/XX/2020    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: The loan designation was not provided.                                                                                                                                                                                                              TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Application / Processing - Missing Document: Missing Lender's Initial 1003: MIssing signed and dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    initial 1003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
243363397 XXX       $XXX      NC    2/XX/2021  9/XX/2020    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] General - Missing Document: COVID-19 Attestation not provided                                                                                                                                                                                                                                  3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: The loan file does not document the originator loan SELLER - GENERAL COMMENT (2022/XX/07): XXX Decision cert attached. ATR          GENERAL COMMENT (2022/XX/05): Disagree: Per underwriting Note, LTV is within allowable                          TILA ATR/QM
                                                                                                                                                                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                                                                                         Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. designation.                                                                                            supported:  job stability 34 years same employer. Low ltv 15.55%, good DTI      limit for exterior-only appraisal. Loan closed 02/XX/2021. See attached UW Note.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - Federal HPML 2014 Non Compliant: Point and fees exceed threshold by .4482%         9.64/29.84. good credit 718 fico. Payment savings of 381 per month.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage     State Compliance - North Carolina First Lien Late Charge Percent Testing: Late charge percentage of 5%  REVIEWER - GENERAL COMMENT (2022/XX/08): Information provided does not reflect  GENERAL COMMENT (2022/XX/05): Agree: Loan is Higher Priced Mortgage based on Final APR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Loan: APR on subject loan of 5.29820% or Final Disclosure APR of 5.29800% is in excess of    exceeds state maximum of 4%.                                                                            Origination Loan Designation. Please state.                                     exceeding allowable threshold of APOR + 1.5%. Escrow account correctly established. No allowable threshold of APOR 3.35% + 1.5%, or 4.85000%.  Non-Compliant Higher Priced Mortgage State Compliance - North Carolina Rate Spread Threshold Test Compliant: Point and fees exceed maximum   REVIEWER - GENERAL COMMENT (2022/XX/13): EXCEPTION HISTORY - Exception Detail   remediation required.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Loan.                                                                                        threshold of 4.85000% by .448%.                                                                         was updated on 12/XX/2022 PRIOR Exception Detail: Ability to Repay / Qualified
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Federal Compliance - TIL Higher Priced Mortgage Loan Safe Harbor Test: File contains a 2055 exterior    Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan      GENERAL COMMENT (2022/XX/07): XXX Decision cert attached. ATR supported:  job
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.           only report and not a full appraisal as required by the AUS in file.                                    tested as Non-QM.  Due Diligence Loan Designation is ATR Risk.                  stability 34 years same employer. Low ltv 15.55%, good DTI 9.64/29.84. good credit 718
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - North Carolina Rate Spread Threshold Test Compliant: North Carolina   Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - Did Not      SELLER - GENERAL COMMENT (2022/XX/16): DU, LP, XXX Decision Certs (AUS)         fico. Payment savings of 381 per month.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Spread Home Loan: APR on subject loan of 5.29820% or Final Disclosure APR of 5.29800%   Physically Visit): File contains a 2055 exterior only report and not a full appraisal as required by    attached.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                is in excess of allowable threshold of APOR 3.35% + 1.5%, or 4.85000%.  Compliant Rate       the AUS in file.                                                                                        ATR adequately supported. Compensating factors  1- Strong residual income. 2.   GENERAL COMMENT (2022/XX/16): DU, LP, XXX Decision Certs (AUS) attached.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Spread Home Loan.                                                                                                                                                                                    good Credit 718 Fico. 3. Excellent mortgage and credit history. 4. Equity in    ATR adequately supported. Compensating factors  1- Strong residual income. 2. good
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TIL Higher Priced Mortgage Loan Safe Harbor Test: TILA HPML                                                                                                                 REO  5. good cash reserves. 6 Low LTV                                           Credit 718 Fico. 3. Excellent mortgage and credit history. 4. Equity in REO  5. good
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.                                                                                                                            REVIEWER - GENERAL COMMENT (2022/XX/19): The Loan Designation was not provided  cash reserves. 6 Low LTV
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal                                                                                                         on this loan.  It was therefore tested as Non-QM.  Please provide accurate Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                - Did Not Physically Visit): TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal not                                                                                                               Designation as applicable.                                                      GENERAL COMMENT (2022/XX/16): Agree: This issue seems to be a difference of opinion
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                obtained by physical visit to property.                                                                                                                                                              SELLER - GENERAL COMMENT (2022/XX/05): Agree: Loan is Higher Priced Mortgage    between AMC and XXX and is not able to be remediated. Underwriting notes indicate the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided                                                                                                          based on Final APR exceeding allowable threshold of APOR + 1.5%. Escrow account LTV is within allowable limit for exterior-only appraisal and the appraisal was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total                                                                                                              correctly established. No remediation required.                                 reviewed by XXX and approved.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                amount of $90.00 exceeds tolerance of $64.00 plus 10% or $70.40.  Sufficient or excess cure                                                                                                          REVIEWER - GENERAL COMMENT (2022/XX/08): Currently exception reports as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                was provided to the borrower at Closing. (0)                                                                                                                                                         Non-Compliant. When other conditions are clear, it will adjust to Compliant.    GENERAL COMMENT (2022/XX/16): Agree: This issue seems to be a difference of opinion
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Please confirm whether to leave open to obtain Compliant status or close now as between AMC and XXX and is not able to be remediated. Underwriting notes indicate the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Non-Compliant.                                                                  LTV is within allowable limit for exterior-only appraisal and the appraisal was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     SELLER - GENERAL COMMENT (2022/XX/16): Agree: This issue seems to be a          reviewed by XXX and approved.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     difference of opinion between AMC and XXX and is not able to be remediated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Underwriting notes indicate the LTV is within allowable limit for exterior-only appraisal and the appraisal was reviewed by XXX and approved.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     REVIEWER - GENERAL COMMENT (2022/XX/19): Loan is tested as HPML Non-Compliant due to the lender utilizing the COVID allowed variance for an exterior only appraisal.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     SELLER - GENERAL COMMENT (2022/XX/05): Disagree: Per underwriting Note, LTV is within allowable limit for exterior-only appraisal. Loan closed 02/XX/2021. See attached UW Note.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     REVIEWER - GENERAL COMMENT (2022/XX/08): DU, Condition 20, specifically states an interior and exterior appraisal is required. LP requires a Form 70. Please provide full appraisal.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     SELLER - GENERAL COMMENT (2022/XX/16): Agree: This issue seems to be a difference of opinion between AMC and XXX and is not able to be remediated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Underwriting notes indicate the LTV is within allowable limit for exterior-only appraisal and the appraisal was reviewed by XXX and approved.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     REVIEWER - GENERAL COMMENT (2022/XX/19): Loan is tested as HPML Non-Compliant due to the lender utilizing the COVID allowed variance for an exterior only appraisal.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     REVIEWER - CURED COMMENT (2022/XX/16): Sufficient Cure Provided At Closing
243712878 XXX       $XXX      AL    11/XX/2020 10/XX/2020   Primary    Purchase               Temporary    2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not File is missing the insurance verification for the borrower's departure residence. SELLER - GENERAL                                                                                                       2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                       GENERAL COMMENT (2022/XX/05): Cert Attached                                                                     -
                                                                                              SHQM                                                                                               provided                                                                                 This home is identified as a pending sale but the file does not contain evidence   COMMENT
                                                                                              (GSE/Agency                                                                                        [3] Income Documentation - REO Documents are missing.: Address: XXX, GA Insurance        of the sale.                                                                       (2022/XX/05): Cert
                                                                                              Eligible)                                                                                          Verification, Statement                                                                                                                                                     Attached
                                                                                                                                                                                                 [3] Guideline Issue - This loan closed during the COVID-19 affected timeframe.  Asset                                                                                       REVIEWER - GENERAL
                                                                                                                                                                                                 Account date is more than 60 days prior to the Note date or notary date.: Financial                                                                                         COMMENT
                                                                                                                                                                                                 Institution: XXX // Account Type: Individual Retirement Account (IRA) / Account Number:                                                                                     (2022/XX/06): The MI
                                                                                                                                                                                                 XXXX, Financial Institution: XXX // Account Type: Individual Retirement Account (IRA) /                                                                                     certificate was
                                                                                                                                                                                                 Account Number: XXXX Note Date: 11/XX/2020;  Notary Date: 11/XX/2020                                                                                                        provided evidencing
                                                                                                                                                                                                 Note Date: 11/XX/2020;  Notary Date: 11/XX/2020                                                                                                                             MI insurance is in
                                                                                                                                                                                                                                                                                                                                                                             place at origination
                                                                                                                                                                                                                                                                                                                                                                             however the monthly
                                                                                                                                                                                                                                                                                                                                                                             premium is not
                                                                                                                                                                                                                                                                                                                                                                             outlined on the
                                                                                                                                                                                                                                                                                                                                                                             certificate. The
                                                                                                                                                                                                                                                                                                                                                                             premium amount
                                                                                                                                                                                                                                                                                                                                                                             appears on the first
                                                                                                                                                                                                                                                                                                                                                                             payment letter, 1008
                                                                                                                                                                                                                                                                                                                                                                             and/or CD and
                                                                                                                                                                                                                                                                                                                                                                             matches the amount
                                                                                                                                                                                                                                                                                                                                                                             calculated from the
                                                                                                                                                                                                                                                                                                                                                                             rates on the
                                                                                                                                                                                                                                                                                                                                                                             certificate.
243380736 XXX       $XXX      WA    11/XX/2020 9/XX/2020    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is      Provide updated coverage or a replacement cost estimator to verify current                                                                                                                                3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: The loan designation was not provided.                                                                                                                                                                                                              TILA ATR/QM
                                                                                                                                                                                                 insufficient.                                                                            coverage is sufficient.                                                                                                                                                                                                                                               Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing signed and dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    initial 1003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
243282070 XXX       $XXX      IL    10/XX/2020 9/XX/2020    Primary    Purchase               Temporary    2        B        B        B        B                                                 [3] General - Missing Document: COVID-19 Attestation not provided                                                                                                                                                                                                                                  2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                                                                                                                                       -
                                                                                              SHQM
                                                                                              (GSE/Agency
                                                                                              Eligible)
243730543 XXX       $XXX      NY    1/XX/2021  11/XX/2020   Primary    Purchase               Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial CD provided to the                                                                                                                                                                                                  -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late borrower on 1/XX/2021. Evidence of borrower's receipt was not provided.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/01/XX/2021)
243464359 XXX       $XXX      NY    12/XX/2020 9/XX/2020    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: An Originatior Loan Designation was not provided by                                                                                                                                                                                                 TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Seller.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    State Compliance - New York Late Charge Percent Testing: The late charge percentage disclosed on the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late Note exceeds the maximum allowable for NY state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Percent Fee Tolerance exceeded due to increase in Transfer Tax Fee.  No valid CoC provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Tax.  Fee Amount of $4.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided  Percent Fee Tolerance exceeded due to increase in Rate Lock Fee.  No valid CoC provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                to the borrower. (8304)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lock Fee.  Fee Amount of $311.25 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7335)
243298981 XXX       $XXX      NY    12/XX/2020 9/XX/2020    Primary    Refinance Rate/Term    Safe Harbor  3        C        C        B        B                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    Loan file missing the Initial Loan Application and the second lien Note and                                                                                                                               3           C           C           B           B           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Due Diligence Loan Designation is Safe Harbor                                                                                                                                                                                                   TILA ATR/QM
                                                                                              QM                                                                                                 were not met                                                                             Closing Statement.                                                                                                                                                                                                                                                    2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    QM because of missing documentation. Loan file missing the second lien Note and Closing Statement.
                                                                                                                                                                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                   Please provide Homeowners Insurance Policy.                                                                                                                                                                                                                           Due Diligence Loan Designation of Safe Harbor QM.                                            Application / Processing - Missing Document: Missing Lender's Initial 1003: Please provide initial
                                                                                                                                                                                                 [3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not       Loan file missing the second lien Note and Closing Statement.                                                                                                                                                                                                         [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               signed and dated 1003 Loan Application
                                                                                                                                                                                                 provided                                                                                 Security Instrument City differs from Note City                                                                                                                                                                                                                       [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late State Compliance - New York Late Charge Percent Testing: Late Charge exceeds allowable.
                                                                                                                                                                                                 [3] General - Security Instrument address does not match Note address.                                                                                                                                                                                                                                                                                         charge percent of 5.00000% exceeds the state maximum of 2%.                                  Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   12/XX/20, was not provided at least 3 business days prior to closing date of 12/XX/20.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/12/XX/2020)
243192533 XXX       $XXX      TX    11/XX/2020 9/XX/2020    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial   Bank Statements were not provided to properly verify.                                                                                                                                                     2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial Application not                                                                                                                                                                                                     -
                                                                                              SHQM                                                                                               Institution: XXX // Account Type: Savings / Account Number: XXXX                         Verification of non citizen status not provided for review.                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   provided for review.
                                                                                              (GSE/Agency                                                                                        [3] General - Missing Document: Verification of Non-US Citizen Status not provided       This loan closed during the COVID-19 affected timeframe. Asset Account date is                                                                                                                                                                                        Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and      Federal Compliance - (Missing Data) Last Rate Set Date: MIssing rate lock information.
                                                                                              Eligible)                                                                                          [3] Guideline Issue - This loan closed during the COVID-19 affected timeframe.  Asset    more than 60 days prior to the Note date or notary date.                                                                                                                                                                                                              Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                 Account date is more than 60 days prior to the Note date or notary date.: Financial
                                                                                                                                                                                                 Institution: XXX // Account Type: Savings / Account Number: XXXX, Financial Institution:
                                                                                                                                                                                                 XXX // Account Type: Checking / Account Number: XXXX, Financial Institution: XXX //
                                                                                                                                                                                                 Account Type: Savings / Account Number: XXXX Note Date: 11/XX/2020;  Notary Date:
                                                                                                                                                                                                 11/XX/2020
                                                                                                                                                                                                 Note Date: 11/XX/2020;  Notary Date: 11/XX/2020
                                                                                                                                                                                                 Note Date: 11/XX/2020;  Notary Date: 11/XX/2020
243058623 XXX       $XXX      NY    1/XX/2021  9/XX/2020    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                             3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: The loan designation was not provided.                                                                                                                                                                                                              TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing signed and dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    initial 1003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               State Compliance - New York Late Charge Percent Testing: Note late charge percent of 5.00000% exceeds
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October Amount of Estimated Property Costs over Year 1 of 4,562.52 on Final Closing Disclosure provided on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated       01/XX/2021 not accurate which is based on a monthly of $380.21 and  Non escrows monthly is based on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Property Costs over Year 1 of 4,562.52 on Final Closing Disclosure provided on 01/XX/2021    $376.93 (hazard $39.73 and $337.10 taxes).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                not accurate. (Final/01/XX/2021)                                                             Federal Compliance - TRID Interim Closing Disclosure Timing Test: File is missing proof of delivery to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated  the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure   Corrected Closing Disclosure provided on or after 01/XX/2021 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
243113014 XXX       $XXX      CT    12/XX/2020 9/XX/2020    Primary    Purchase               Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing signed and dated                                                                                                                                                                                                    -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   initial 1003.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and      Federal Compliance - (Missing Data) Last Rate Set Date: Missing rate lock information.
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing.                                    Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations   Within 3 Business Days of Application: List of Homeownership Counseling Organizations not provided to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                List of Homeownership Counseling Organizations not provided to applicant within three (3)    Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Missing MI certificate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days of application.                                                                to verify MI terms.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment:           Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on  Payments: Missing MI certificate to verify MI terms.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                12/XX/2020 disclosed a mortgage insurance payment for payment stream 1 that does not match   Federal Compliance - TRID Loan Estimate Timing: Loan Estimate not delivered or placed in the mail to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                the actual payment for the loan. (ProjSeq:1/2063967)                                         Borrower(s) within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure provided on 12/XX/2020 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2063968)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/10/XX/2020)
243578288 XXX       $XXX      NY    11/XX/2020 10/XX/2020   Primary    Purchase               Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: An Originatior Loan Designation was not provided by                                                                                                                                                                                                 TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Seller.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    State Compliance - New York Late Charge Percent Testing: Late charge exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: The file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  was missing a copy of the executed Affiliated Business Arrangement Disclosure or proof of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure       borrower's electronic receipt of the disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure to borrower.
243748383 XXX       $XXX      MD    3/XX/2021  9/XX/2020    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] General - Borrower 1003 current address does not match Note address.: Borrower: XXX                                                                                                                                                                                                            2           B           B           B           B           [2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet                                                                                                                                                                                                                                                                                                         -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              Not Signed): Maryland Mortgage Lending Regulations:  Net Tangible Benefit Worksheet not
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       signed by borrower.
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
243743600 XXX       $XXX      GA    12/XX/2020 9/XX/2020    Investment Refinance Rate/Term    N/A          2        B        B        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                             2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                                                                                                                                       -
243511794 XXX       $XXX      CA    6/XX/2021  9/XX/2020    Primary    Purchase               Non QM       3        C        C        B        B                                                 [3] Mortgage / Program Eligibility - AUS Findings: Combined High loan to value           Appraisal value in file is $XXX. AUS appraisal value $XXX.                         SELLER - GENERAL                                                                                                       3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Missing Compliance Report to determine  Originator                                                                                  GENERAL COMMENT (2022/XX/05): Cert Attached                                                                     TILA ATR/QM
                                                                                                                                                                                                 discrepancy.: Calculated high loan to value percentage of 135.80000% exceeds AUS high    Appraisal value in file is $XXX. AUS appraisal value $XXX.                         COMMENT                                                                                                                                                                            Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Loan Designation.
                                                                                                                                                                                                 loan to value percentage of 97.00000%                                                    Appraisal value in file is $XXX. AUS appraisal value $XXX.                         (2022/XX/05): Cert                                                                                                                                                                 Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided
                                                                                                                                                                                                 [3] Mortgage / Program Eligibility - AUS Findings: Combined loan to value discrepancy.:  Mortgage Insurance Certificate missing from file.                                  Attached                                                                                                                                                                           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Within 3 Business Days of Application: The borrower was not provided with List of Homeownership
                                                                                                                                                                                                 Calculated combined loan to value percentage of 135.80000% exceeds AUS combined loan to                                                                                     REVIEWER - GENERAL                                                                                                                                                                 [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations   Counseling Organizations  within three business days of application.
                                                                                                                                                                                                 value percentage of 97.00000%.                                                                                                                                              COMMENT                                                                                                                                                                            Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: The borrowers not provided with the right
                                                                                                                                                                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Loan to value discrepancy.:                                                                                    (2022/XX/06): The MI                                                                                                                                                               List of Homeownership Counseling Organizations not provided to applicant within three (3)    to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
                                                                                                                                                                                                 Calculated loan to value percentage of 135.80000% exceeds AUS loan to value percentage                                                                                      certificate was                                                                                                                                                                    business days of application.                                                                Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018
                                                                                                                                                                                                 of 97.00000%.                                                                                                                                                               provided evidencing                                                                                                                                                                [2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not       Testing: Evidence of Mortgage Insurance missing to determine monthly payment.
                                                                                                                                                                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                    MI insurance is in                                                                                                                                                                 evidence the consumer was provided with the right to receive a copy of the Appraisal         Federal Compliance - TRID Final Closing Disclosure Finance Charge: The MI information provided reflects
                                                                                                                                                                                                 provided                                                                                                                                                                    place at origination                                                                                                                                                               Disclosure within 3 days of the loan application date.                                       initial premium rate of 0.80 resulting in monthly MI of $271.60, the CD reflects monthly MI of $308.95.
                                                                                                                                                                                                                                                                                                                                                                             however the monthly                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -      Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Evidence of Mortgage
                                                                                                                                                                                                                                                                                                                                                                             premium is not                                                                                                                                                                     October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of         Insurance missing to determine monthly payment.
                                                                                                                                                                                                                                                                                                                                                                             outlined on the                                                                                                                                                                    Escrowed Property Costs over Year 1 of 9,748.48 on Final Closing Disclosure provided on      Federal Compliance - TRID Final Closing Disclosure Total Of Payments: The MI information provided
                                                                                                                                                                                                                                                                                                                                                                             certificate. The                                                                                                                                                                   06/XX/2021 not accurate. (Final/06/XX/2021)                                                  reflects initial premium rate of 0.80 resulting in monthly MI of $271.60, the CD reflects monthly MI of
                                                                                                                                                                                                                                                                                                                                                                             premium amount                                                                                                                                                                     [2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated $308.95.
                                                                                                                                                                                                                                                                                                                                                                             appears on the first                                                                                                                                                               Disclosure - Loan Calculations: Final Closing Disclosure provided on 06/XX/2021 disclosed an Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not
                                                                                                                                                                                                                                                                                                                                                                             payment letter, 1008                                                                                                                                                               inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the    provided to Borrowers at least three business days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                             and/or CD and                                                                                                                                                                      loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure     Federal Compliance - TRID Loan Estimate Timing: Loan Estimate not delivered to Borrowers within three
                                                                                                                                                                                                                                                                                                                                                                             matches the amount                                                                                                                                                                 dated 06/XX/2021). (Final/06/XX/2021)                                                        business days of application.
                                                                                                                                                                                                                                                                                                                                                                             calculated from the                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment:           Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent
                                                                                                                                                                                                                                                                                                                                                                             rates on the                                                                                                                                                                       TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on  Fee Tolerance exceeded amount of $200.00 exceeds tolerance of $83.00. Insufficient  cure was provided
                                                                                                                                                                                                                                                                                                                                                                             certificate.                                                                                                                                                                       06/XX/2021 disclosed a mortgage insurance payment for payment stream 1 that does not match   to the borrower at closing. No valid Changed of Circumstance in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                the actual payment for the loan. (ProjSeq:1/2064056)                                         Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA         Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee Amount of $145.00 exceeds tolerance of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 06/XX/2021   $0.00.  Insufficient  cure was provided to the borrower at closing. No valid Changed of Circumstance in disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of  file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                payments for the loan (fee amounts included in TOP calculation are based on Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure dated 06/XX/2021). (Final/06/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/06/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/04/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $200.00 exceeds tolerance of $83.00 plus 10% or $91.30.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Re-Inspection Fee.  Fee Amount of $145.00 exceeds tolerance of $0.00.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Insufficient or no cure was provided to the borrower. (75103)
243126618 XXX       $XXX      NY    10/XX/2020 9/XX/2020    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: File is missing a copy of                                                                                                                                                                                                   -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late the Lender's signed Initial 1003.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       charge percent of 5.00000% exceeds the state maximum of 2%.                                  State Compliance - New York Late Charge Percent Testing: Late charge per Note is 5% of principal &
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      interest payment.
243233835 XXX       $XXX      TX    11/XX/2020 9/XX/2020    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: The loan designation was not provided.              REVIEWER - CURED COMMENT (2022/XX/09): Sufficient Cure Provided At Closing                                                                                                                      TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Application / Processing - Missing Document: Missing Lender's Initial 1003: Please provide initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    signed and dated 1003 Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Subordination Fee.  Fee Amount of $350.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower at Closing. (7559)
243835648 XXX       $XXX      NY    12/XX/2020 9/XX/2020    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late State Compliance - New York Late Charge Percent Testing: State requirement:A lender may collect a late                                                                                                                                                                                                  -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              charge percent of 5.00000% exceeds the state maximum of 2%.                                  charge on any installment which has become due
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of            and remains unpaid for at least 15 days,
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan             regardless of the period it remains in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 13,200.00 on Final Closing default, but it may not exceed and may
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure provided on 12/XX/2020 not accurate. (Final/12/XX/2020)                           only be enforced to the extent of 2% of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   such delinquent installment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/12/XX/2020)                                         Costs over Year 1: Condo HOA is $1,100 per months and total annual value is $13,200.00 which match CD non escrow value.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Provide copy of executed initial CD.
243859283 XXX       $XXX      NM    1/XX/2021  9/XX/2020    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is      HOI coverage is insufficient by $XXX.   Coverage must be at least the lessor of                                                                                                                           3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Loan designation not provided                                                                                                                                                                                                                       TILA ATR/QM
                                                                                                                                                                                                 insufficient.                                                                            the Cost new from the appraisal or the loan amount.  Provide verification of                                                                                                                                                                                          Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 not found in
                                                                                                                                                                                                                                                                                          policy with sufficient coverage OR provide copy of insurer's replacement cost                                                                                                                                                                                         Due Diligence Loan Designation is Non QM.                                                    the file
                                                                                                                                                                                                                                                                                          estimate supporting current coverage amount.                                                                                                                                                                                                                          [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        tolerance was exceeded by $984.38 due to addition of Settlement, Endorsement, Lenders Title Insurance,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount Recording, Abstract,  Courier, Recording Service, Survey, and Wire fees.  No valid COC provided, cure of $2,920.38 exceeds tolerance of $1,760.00 plus 10% or $1,936.00.  Insufficient or no cure  provided at closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                was provided to the borrower. (0)                                                            Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Fee was last disclosed as $771.00 on LE but disclosed as $970.00 on Final Closing Disclosure. File does
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for          not contain a valid COC for this fee, nor evidence of cure in file.   Provide a post-close CD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $970.00 exceeds tolerance of $771.00.  Insufficient or no cure disclosing the tolerance cure to include $199, a copy of refund check, proof of delivery, and a copy of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                was provided to the borrower. (7506)                                                         the letter of explanation sent to the borrower disclosing the changes made.
243459223 XXX       $XXX      NY    12/XX/2020 9/XX/2020    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Guideline Issue - This loan closed during the COVID-19 affected timeframe.  Asset                                                                                                                                                                                                              2           B           B           B           B           [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late State Compliance - New York Late Charge Percent Testing: Late Charge of 5% is more than the maximum                                                                                                                                                                                                     -
                                                                                              SHQM                                                                                               Account date is more than 60 days prior to the Note date or notary date.: Financial                                                                                                                                                                                                                                                                            charge percent of 5.00000% exceeds the state maximum of 2%.                                  allowable in NY sate of 2%.
                                                                                              (GSE/Agency                                                                                        Institution: XXX // Account Type: Checking / Account Number: XXXX, Financial                                                                                                                                                                                                                                                                                   [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer
                                                                                              Eligible)                                                                                          Institution: XXX // Account Type: Individual Retirement Account (IRA) / Account Number:                                                                                                                                                                                                                                                                        Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax Fee was  last disclosed as $114.00 on LE but disclosed as $164.40 on Final Closing Disclosure.
                                                                                                                                                                                                 XXXX, Financial Institution: XXX // Account Type: Individual Retirement Account (IRA) /                                                                                                                                                                                                                                                                        Tax.  Fee Amount of $164.40 exceeds tolerance of $114.00.  Insufficient or no cure was       File does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a post-close CD
                                                                                                                                                                                                 Account Number: XXXX Note Date: 12/XX/2020;  Notary Date: 12/XX/2020                                                                                                                                                                                                                                                                                           provided to the borrower. (8304)                                                             disclosing the tolerance cure to include $50.40, a copy of refund check, proof of delivery, and a copy
                                                                                                                                                                                                 Note Date: 12/XX/2020;  Notary Date: 12/XX/2020                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       of the letter of explanation sent to the borrower disclosing the changes made.
                                                                                                                                                                                                 Note Date: 12/XX/2020;  Notary Date: 12/XX/2020                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate     Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Rate Lock
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lock Fee.  Fee Amount of $803.75 exceeds tolerance of $0.00.  Insufficient or no cure was    Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, nor evidence
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided to the borrower. (7335)                                                             of cure.  Provide a post-close CD disclosing the tolerance cure to include $803.75, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
243099515 XXX       $XXX      NJ    3/XX/2021  1/XX/2021    Primary    Purchase               Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial, signed 1003 not                                                                                                                                                                                                    -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           found in the file
                                                                                              (GSE/Agency
                                                                                              Eligible)
243563137 XXX       $XXX      VA    12/XX/2020 9/XX/2020    Primary    Refinance Limited      Temporary    2        B        B        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                             2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                                                                                                                                       -
                                                                       Cash-out GSE           SHQM
                                                                                              (GSE/Agency
                                                                                              Eligible)
243484223 XXX       $XXX      NY    3/XX/2021  10/XX/2020   Primary    Purchase               Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                    [3] Appraisal    When looking up                3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: An Originatior Loan Designation was not provided by SELLER - GENERAL COMMENT (2022/XX/07): XXX decision cert attached. ATR          GENERAL COMMENT (2022/XX/07): XXX decision cert attached. ATR supported: good credit                            TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Data Integrity - appraiser, the                                                                             Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Seller                                                                                                  supported: good credit 708 fico. Good disposable income of 3913.27 per month.   708 fico. Good disposable income of 3913.27 per month. Good ltv of 65%
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Appraiser's      current license                                                                            Due Diligence Loan Designation is Non QM.                                                    State Compliance - New York Late Charge Percent Testing: The Note reflects a late charge of 5% and the  Good ltv of 65%
                                                                                                                                                                                                                                                                                                                                                                                                                                                    license or       is listed with                                                                             [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late max is 2% for properties in New York.                                                                   REVIEWER - GENERAL COMMENT (2022/XX/13): EXCEPTION HISTORY - Exception Detail
                                                                                                                                                                                                                                                                                                                                                                                                                                                    certification    an effective                                                                               charge percent of 5.00000% exceeds the state maximum of 2%.                                  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within  was updated on 12/XX/2022 PRIOR Exception Detail: Ability to Repay / Qualified
                                                                                                                                                                                                                                                                                                                                                                                                                                                    was not active   date of                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not   3 Business Days of Application: Evidence of Borrower receipt is missing.                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                    at the time of   11/XX/2021. The                                                                            Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not      Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The CD     tested as Non-QM.  Due Diligence Loan Designation is ATR Fail.
                                                                                                                                                                                                                                                                                                                                                                                                                                                    the appraisal.:  prior license                                                                              provide Affiliated Business Arrangement Disclosure to applicant within three (3) business    dated 03/XX/2021 reflects Title Attorney fee of $950.00. The loan estimate reflects a fee of same       REVIEWER - GENERAL COMMENT (2022/XX/15): A Originator Loan Designation was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Valuation Type:  that expired on                                                                            days of application.                                                                         amount, $950.00 but labeled Title closing/escrow.                                                       provided by the Seller and the loan is water falling to ATR/QM standard
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Appraisal /      11/XX/2021 and                                                                             [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure                                                                                                               requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Valuation Report was active at                                                                              Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date: 12/XX/2020 time of                                                                                    Attorney's Fee (Closing Agent Only).  Fee Amount of $950.00 exceeds tolerance of $0.00.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                     inspection is                                                                              Insufficient or no cure was provided to the borrower. (77168)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                     unable to be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                     verified.
243844827 XXX       $XXX      NY    1/XX/2021  9/XX/2020    Investment Purchase               N/A          1        A        A        A        A                                                 [3] Application / Processing - Missing Document: Missing Final 1003                      Provide executed final loan application.                                                                                                                                                                  1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
243249453 XXX       $XXX      CA    3/XX/2021  9/XX/2020    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is      HOI coverage is insufficient by $XXX.   Coverage must be at least the lessor of                                                                                                                           3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Loan Designation not provided                                                                                                                                                                                                                       TILA ATR/QM
                                                                                                                                                                                                 insufficient.                                                                            the Cost new from the appraisal or the loan amount.  Provide verification of                                                                                                                                                                                          Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 not found in
                                                                                                                                                                                                 [3] Guideline Issue - Refi Purpose reflects Rate/Term and cash out greater than the      policy with sufficient coverage OR provide copy of insurer's replacement cost                                                                                                                                                                                         Due Diligence Loan Designation is Non QM.                                                    the file
                                                                                                                                                                                                 lesser of 2% of the loan amount or $2000.: Cash to Borrower:  $1,761.36; Total Cash Out: estimate supporting current coverage amount.                                                                                                                                                                                                                          [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Recording
                                                                                                                                                                                                 $1,761.36;  Refi Purpose:  Rate/Term                                                     The maximum allowable cash out is 2% of the loan amount which is $1,674.                                                                                                                                                                                              [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Service Fee was last disclosed as $0.00 on LE but disclosed as $15.00 on Final Closing Disclosure. File
                                                                                                                                                                                                                                                                                          $1,761.36 was received through closing.                                                                                                                                                                                                                               Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for          does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a post-close CD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Recording Service Fee.  Fee Amount of $15.00 exceeds tolerance of $0.00.  Insufficient or no disclosing the tolerance cure to include $15, a copy of refund check, proof of delivery, and a copy of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                cure was provided to the borrower. (75163)                                                   the letter of explanation sent to the borrower disclosing the changes made.
243812192 XXX       $XXX      NC    5/XX/2021  3/XX/2021    Primary    Purchase               Temporary    2        B        B        B        B                                                 [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is      The insurance coverage totals $XXX and the loan amount is $XXX.                    SELLER - GENERAL                                                                                                       2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing the initial, signed                                                                                 GENERAL COMMENT (2022/XX/05): Cert Attached                                                                     -
                                                                                              SHQM                                                                                               insufficient.                                                                            Mortgage insurance certificate not provided                                        COMMENT                                                                                                                                                                            [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   1003.
                                                                                              (GSE/Agency                                                                                        [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                    (2022/XX/05): Cert                                                                                                                                                                 Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial, signed closing
                                                                                              Eligible)                                                                                          provided                                                                                                                                                                    Attached                                                                                                                                                                           business days prior to closing. (Initial/05/XX/2021)                                         disclosure missing.
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL
                                                                                                                                                                                                                                                                                                                                                                             COMMENT
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/06): The MI
                                                                                                                                                                                                                                                                                                                                                                             certificate was
                                                                                                                                                                                                                                                                                                                                                                             provided evidencing
                                                                                                                                                                                                                                                                                                                                                                             MI insurance is in
                                                                                                                                                                                                                                                                                                                                                                             place at origination
                                                                                                                                                                                                                                                                                                                                                                             however the monthly
                                                                                                                                                                                                                                                                                                                                                                             premium is not
                                                                                                                                                                                                                                                                                                                                                                             outlined on the
                                                                                                                                                                                                                                                                                                                                                                             certificate. The
                                                                                                                                                                                                                                                                                                                                                                             premium amount
                                                                                                                                                                                                                                                                                                                                                                             appears on the first
                                                                                                                                                                                                                                                                                                                                                                             payment letter, 1008
                                                                                                                                                                                                                                                                                                                                                                             and/or CD and
                                                                                                                                                                                                                                                                                                                                                                             matches the amount
                                                                                                                                                                                                                                                                                                                                                                             calculated from the
                                                                                                                                                                                                                                                                                                                                                                             rates on the
                                                                                                                                                                                                                                                                                                                                                                             certificate.
243915714 XXX       $XXX      NY    2/XX/2021  10/XX/2020   Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: A Loan Designation was not provided by the Lender   REVIEWER - GENERAL COMMENT (2022/XX/29): Exception Detail Updated from: Ability GENERAL COMMENT (2022/XX/29): No seller response.                                                               TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. and the Due Diligence Loan Designation tested as ATR Risk.                                              to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    State Compliance - New York Late Charge Percent Testing: Late Charge of 5% is in excess of the maximum  not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR     GENERAL COMMENT (2022/XX/29): XXX Feedback Certificate attached
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               allowable in NY State of 2%.                                                                            Risk.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late                                                                                                         SELLER - GENERAL COMMENT (2022/XX/29): XXX Feedback Certificate attached        GENERAL COMMENT (2022/XX/07): XXX decision cert attached. ATR supported low DTI
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                                                                                                                          REVIEWER - GENERAL COMMENT (2022/XX/29): An originator loan designation was not 18.83%. Good credit 791 fico. Good disposable income of 8594.16 per month.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     provided by the Seller and the loan is water falling to ATR/QM standard
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     requirements.                                                                   GENERAL COMMENT (2022/XX/14): DU, LP & XXX Feedback Certificate (AUS) attached.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     SELLER - GENERAL COMMENT (2022/XX/07): XXX decision cert attached. ATR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     supported low DTI 18.83%. Good credit 791 fico. Good disposable income of       ATR adequately supported. Compensating factors  1- Strong residual income  2- Low
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     8594.16 per month.                                                              ratios  3- LTV 72.50%  4- Loan amortization term 20 yrs  5- Excellent mortgage &
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     SELLER - GENERAL COMMENT (2022/XX/14): DU, LP & XXX Feedback Certificate (AUS)  credit history  6- History of satisfactorily maintaining similar level of housing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     attached.                                                                       expense and debt  7- Long-term employment  8- Conservative use of consumer credit

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     ATR adequately supported. Compensating factors  1- Strong residual income  2-
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Low ratios  3- LTV 72.50%  4- Loan amortization term 20 yrs  5- Excellent mortgage & credit history  6- History of satisfactorily maintaining similar level of housing expense and debt  7- Long-term employment  8- Conservative use of consumer credit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     REVIEWER - GENERAL COMMENT (2022/XX/15): Clarifying the issue: Loan was submitted without a loan designation. Testing was based using "undetermined".
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Please confirm loan designation for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     SELLER - GENERAL COMMENT (2022/XX/29): No seller response.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     REVIEWER - GENERAL COMMENT (2022/XX/29): Disclosed late charge is 5%.
243608904 XXX       $XXX      NY    1/XX/2021  10/XX/2020   Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Guideline was not provided in file. Unable to       SELLER - GENERAL COMMENT (2022/XX/07): XXX decision cert attached. Loan meets   GENERAL COMMENT (2022/XX/07): XXX decision cert attached. Loan meets ATR. Excellent                             TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. determine origination loan designation.                                                                 ATR. Excellent credit 797 fico. Low ltv 50.66%. Good disposable income of       credit 797 fico. Low ltv 50.66%. Good disposable income of 7548.98 per month.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    State Compliance - New York Late Charge Percent Testing: Data captured as reflected on Note document.   7548.98 per month.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 -       REVIEWER - GENERAL COMMENT (2022/XX/13): EXCEPTION HISTORY - Exception Detail
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late October 2018 Test: Amount have been captured correctly per final Closing disclosure.                    was updated on 12/XX/2022 PRIOR Exception Detail: Ability to Repay / Qualified
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer   Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs tax fee increased at final closing with no valid change of circumstance provided for the increase.      tested as Non-QM.  Due Diligence Loan Designation is ATR Fail.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of                                                                                                           REVIEWER - GENERAL COMMENT (2022/XX/15): Received XXX feed back cert however,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Estimated Property Costs over Year 1 of 23,879.34 on Final Closing Disclosure provided on                                                                                                            Originator Loan Designation not provided. Loan tested as Non-QM. Due Diligence
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                01/XX/2021 not accurate. (Final/01/XX/2021)                                                                                                                                                          Loan Designation is ATR Fail.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Tax.  Fee Amount of $23.25 exceeds tolerance of $12.00.  Insufficient or no cure was provided to the borrower. (8304)
243224514 XXX       $XXX      NY    12/XX/2020 10/XX/2020   Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is      Insurance coverage shortfall is $XXX.  Replacement cost estimator was not located                                                                                                                         3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: An Originatior Loan Designation was not provided by                                                                                                                                                                                                 TILA ATR/QM
                                                                                                                                                                                                 insufficient.                                                                            in the file.                                                                                                                                                                                                                                                          Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Seller.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    State Compliance - New York Late Charge Percent Testing: The late charge percentage disclosed on the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late Note exceeds the maximum allowable for NY state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        tolerance was exceeded by $1248.56 due to increase of title search, attorney's fee and endorsement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount fees.  No valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the of $5,275.66 exceeds tolerance of $3,661.00 plus 10% or $4,027.10.  Insufficient or no cure  tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                was provided to the borrower. (0)                                                            to the borrower disclosing the changes made.
243409608 XXX       $XXX      NJ    1/XX/2021  10/XX/2020   Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                             2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Lender Credit Tolerance Violation: A valid COC or Sufficient cure was not                                                                                                                                                                                                     -
                                                                                              SHQM                                                                                               [3] Income Documentation - REO Documents are missing.: Address: XXX, MD Insurance                                                                                                                                                                                                                                                                              [2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated       provided in the loan file
                                                                                              (GSE/Agency                                                                                        Verification, Tax Verification                                                                                                                                                                                                                                                                                                                                 Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of       Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: There is no
                                                                                              Eligible)                                                                                          [3] Guideline Issue - This loan closed during the COVID-19 affected timeframe.  Asset                                                                                                                                                                                                                                                                          $-725.00  is less than amount of binding Lender Credit previously disclosed in the amount of valid change of circumstance or evidence of cure in the file for this fee.
                                                                                                                                                                                                 Account date is more than 60 days prior to the Note date or notary date.: Financial                                                                                                                                                                                                                                                                            $-740.00. (9300)
                                                                                                                                                                                                 Institution: XXX // Account Type: Checking / Account Number: XXXX Note Date: 01/XX/2021;                                                                                                                                                                                                                                                                       [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                 Notary Date: 01/XX/2021                                                                                                                                                                                                                                                                                                                                        Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $3,173.00 exceeds tolerance of $2,286.00 plus 10% or $2,514.60.  Insufficient or no cure was provided to the borrower. (0)
243830350 XXX       $XXX      NY    2/XX/2021  10/XX/2020   Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Please provide initial                                                                                                                                                                                                      -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late signed and dated 1003 Loan Application
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       charge percent of 5.00000% exceeds the state maximum of 2%.                                  Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        Fee Tolerance exceeded. Total amount of $3,438.34 exceeds tolerance of $2,555.00 plus 10% or $2,810.50.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount A valid change of circumstance justifying the reason for the increase in fees was not provided and a of $3,438.34 exceeds tolerance of $2,555.00 plus 10% or $2,810.50.  Insufficient or no cure  tolerance cure was also not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                was provided to the borrower. (0)                                                            Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Fee was increased from $80 to $109. A valid change of circumstance justifying the reason for the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer increase in fees was not provided and a tolerance cure was also not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Tax.  Fee Amount of $109.50 exceeds tolerance of $80.00.  Insufficient or no cure was provided to the borrower. (8304)
243174765 XXX       $XXX      VA    12/XX/2020 10/XX/2020   Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                             3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Originator Loan Designation not provided                                                                                                                                                                                                            TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing signed and dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    initial 1003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
243753086 XXX       $XXX      NY    12/XX/2020 10/XX/2020   Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: An Originatior Loan Designation was not provided by                                                                                                                                                                                                 TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Seller
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    State Compliance - New York Late Charge Percent Testing: Note late charge percent of 5.00000% exceeds
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
243797346 XXX       $XXX      NY    12/XX/2020 10/XX/2020   Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is      Provide updated coverage or a replacement cost estimator to verify current                                                                                                                                3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: The loan designation was not provided.                                                                                                                                                                                                              TILA ATR/QM
                                                                                                                                                                                                 insufficient.                                                                            coverage is sufficient.                                                                                                                                                                                                                                               Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing signed and dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    initial 1003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               State Compliance - New York Late Charge Percent Testing: Note late charge percent of 5.00000% exceeds
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.
243271755 XXX       $XXX      NY    5/XX/2021  10/XX/2020   Primary    Purchase               Non QM       3        C        C        B        B                                                 [3] Guideline Issue - Aged document: Asset Account date is more than 90 days prior to                                                                                                                                                                                                              3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Originator Loan Designation not provided                                                                                                                                                                                                            TILA ATR/QM
                                                                                                                                                                                                 Closing.: Financial Institution: XXX // Account Type: Individual Retirement Account                                                                                                                                                                                                                                                                            Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. State Compliance - New York Late Charge Percent Testing: Note late charge indicated 5% and exceeds the
                                                                                                                                                                                                 (IRA) / Account Number: XXXX                                                                                                                                                                                                                                                                                                                                   Due Diligence Loan Designation is Non QM.                                                    state maximum of 2%
                                                                                                                                                                                                 [3] Guideline Issue - Aged document: Primary Valuation is older than guidelines permit:                                                                                                                                                                                                                                                                        [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided
                                                                                                                                                                                                 Valuation Type: Appraisal / Valuation Report Date: 12/XX/2020                                                                                                                                                                                                                                                                                                  [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late Within 3 Business Days of Application: List of Homeownership Counseling Organizations not provided to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  applicant within three business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations   Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: Borrower was not provided with the right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): to receive a copy of the appraisal within 3 days of the loan application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                List of Homeownership Counseling Organizations not provided to applicant within three (3)    Federal Compliance - TRID Loan Estimate Timing: Loan Estimate not delivered or placed in the mail to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days of application.                                                                Borrower within three business days of application 10/XX/2020
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not       Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Recording
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                evidence the consumer was provided with the right to receive a copy of the Appraisal         Fee was  last disclosed as $259.00 on LE 11/XX/2029 but disclosed as $415.00 on Loan Final CD dated on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure within 3 days of the loan application date.                                       05/XX/2021. File does not contain a valid COC for this fee, nor evidence of cure in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan   Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days   Fee was  last disclosed as $485 on LE 11/XX/2020 Exceeded the tolerance fee $170 as it was  disclosed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                of application. (Initial/11/XX/2020)                                                         as $655 on Initial CD dated on 04/XX/2021. File does not contain a valid COC for this fee, nor evidence
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        of cure in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $415.00 exceeds tolerance of $259.00 plus 10% or $284.90.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $655.00 exceeds tolerance of $485.00.  Insufficient or no cure was provided to the borrower. (7506)
243934974 XXX       $XXX      NY    12/XX/2020 10/XX/2020   Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                   Missing signed and dated final 1003.                                                                                                                                                                      2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing signed and dated                                                                                                                                                                                                    -
                                                                                              SHQM                                                                                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                            [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late initial 1003.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       charge percent of 5.00000% exceeds the state maximum of 2%.                                  State Compliance - New York Late Charge Percent Testing: Note late charge percent of 5.00000% exceeds
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: There is no evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/12/XX/2020)                                         earlier borrower receipt.
243090777 XXX       $XXX      NY    3/XX/2021  3/XX/2021    Primary    Purchase               Non QM       3        C        C        B        B                                                 [3] Application / Processing - 1003/Declarations:  F. Are you a co-signer or guarantor   The documentation supporting the loan or obligation that Borrower 1 and Borrower 2                                                                                                                        3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: An Originatior Loan Designation was not provided by                                                                                                                                                                                                 TILA ATR/QM
                                                                                                                                                                                                 on any debt or loan that is not disclosed on this application? reflects Yes.  Missing    are co-signors on or guarantors for is missing from the file.                                                                                                                                                                                                         Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Seller.
                                                                                                                                                                                                 documented and/or does not meet guideline requirements.: Borrower: XXX, Borrower: XXX                                                                                                                                                                                                                                                                          Due Diligence Loan Designation is Non QM.                                                    State Compliance - New York Late Charge Percent Testing: The late charge percentage disclosed on the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late Note exceeds the maximum allowable for NY state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason: The loan previous
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason:       had escrows set up but, was changed and reflected on the Final Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on    Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                03/XX/2021 incorrectly disclosed whether the loan will have an escrow account.               tolerance was exceeded by $690 due to increase of Attorney Closing Fee.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Final/03/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $690.00 exceeds tolerance of $40.00 plus 10% or $44.00.  Insufficient or no cure was provided to the borrower. (0)
243567711 XXX       $XXX      NY    2/XX/2021  10/XX/2020   Primary    Refinance Limited      Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Loan designation was not provided by seller.                                                                                                                                                                                                        TILA ATR/QM
                                                                       Cash-out GSE                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. State Compliance - New York Late Charge Percent Testing: Note late charge percent of 5.00000% exceeds
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  provided to Borrower(s) at least three (3) business days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/02/XX/2021)
243773148 XXX       $XXX      NJ    11/XX/2020 9/XX/2020    Investment Purchase               N/A          2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing signed and dated                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not  initial 1003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to  Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Receive a Copy" appraisal disclosure to applicant within three (3) business days of          Timely: Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                application or determination of first lien status.                                           three (3) business days of application or determination of first lien status
243652466 XXX       $XXX      NJ    12/XX/2020 10/XX/2020   Primary    Purchase               Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Please provide loan designation                     REVIEWER - CURED COMMENT (2022/XX/09): Sufficient Cure Provided At Closing                                                                                                                      TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Within 3 Business Days of Application: Please provide missing initial application. Exception should be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               cleared with initial application provision
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations   Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: Please provide missing initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): application. Exception should be cleared with initial application provision
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                List of Homeownership Counseling Organizations not provided to applicant within three (3)    Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days of application.                                                                October 2018 Test: Amount of Estimated Prior Year 1 of $22,848 only includes HOA dues. HO6 of $248 not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not       included by lender.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                evidence the consumer was provided with the right to receive a copy of the Appraisal         Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: No evidence of earlier
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure within 3 days of the loan application date.                                       receipt.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Federal Compliance - TRID Loan Estimate Timing: Please provide missing initial application. Exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of   should be cleared with initial application provision
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Estimated Property Costs over Year 1 of 22,848.00 on Final Closing Disclosure provided on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                12/XX/2020 not accurate. (Final/12/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/12/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/10/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $55.00 exceeds tolerance of $25.00 plus 10% or $27.50.  Sufficient or excess cure was provided to the borrower at Closing. (0)
243641082 XXX       $XXX      NY    1/XX/2021  9/XX/2020    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                    [3] Appraisal                                   3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Loan Designation not provided.                      REVIEWER - CURED COMMENT (2022/XX/09): Sufficient Cure Provided At Closing                                                                                                                      TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Data Integrity -                                                                                            Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Application / Processing - Missing Document: Missing Lender's Initial 1003: Signed and Dated Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Appraiser's                                                                                                 Due Diligence Loan Designation is Non QM.                                                    1003 not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                    license or                                                                                                  [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               State Compliance - New York Late Charge Percent Testing: The late charge percentage disclosed on the
                                                                                                                                                                                                                                                                                                                                                                                                                                                    certification                                                                                               [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late Note exceeds the maximum allowable for NY state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                    was not active                                                                                              charge percent of 5.00000% exceeds the state maximum of 2%.                                  Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Proof of earlier receipt
                                                                                                                                                                                                                                                                                                                                                                                                                                                    at the time of                                                                                              [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                    the appraisal.:                                                                                             Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Valuation Type:                                                                                             business days prior to closing. (Initial/01/XX/2021)                                         Sufficient cure provided at closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Appraisal /                                                                                                 [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Valuation Report                                                                                            At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date: 10/XX/2020                                                                                            Appraisal Fee.  Fee Amount of $791.00 exceeds tolerance of $541.00.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
243201792 XXX       $XXX      NY    1/XX/2021  9/XX/2020    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: Difference  REVIEWER - CURED COMMENT (2022/XX/09): Sufficient Cure Provided At Closing                                                                                                                      -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late of $0.03. Due Diligence review calculated $4,829.04.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       charge percent of 5.00000% exceeds the state maximum of 2%.                                  Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial CD dated 12/XX/2020
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   was not received by borrower at least three business days prior to the closing date of 1/XX/2021.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and      Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.                                    Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $670.00 exceeds tolerance of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1    $470.00. A valid change of circumstance was not provided. Insufficient or no cure was provided to the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property   borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Costs over Year 1 of 4,829.07 on Final Closing Disclosure provided on 01/XX/2021 not accurate. (Final/01/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/12/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $670.00 exceeds tolerance of $470.00.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
243508874 XXX       $XXX      PA    2/XX/2021  10/XX/2020   Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                             2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee Amount                                                                                                                                                                                                 -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       of $927.26 exceeds tolerance of $925.00. Insufficient or no cure was provided to the borrower.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         Discount Points.  Fee Amount of $927.26 exceeds tolerance of $925.00.  Insufficient or no cure was provided to the borrower. (7200)
243870788 XXX       $XXX      DE    3/XX/2021  10/XX/2020   Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Guideline Issue - Aged document: Primary Valuation is older than guidelines permit:                                                                                                                                                                                                            3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero                                                                                                                                                                                                       TILA ATR/QM
                                                                                                                                                                                                 Valuation Type: Appraisal / Valuation Report Date: 11/XX/2020                                                                                                                                                                                                                                                                                                  Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Percent Fee Tolerance exceeded for Subordination Fee
                                                                                                                                                                                                 [2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note                                                                                                                                                                                                                                                                            Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero
                                                                                                                                                                                                 Date.: Hazard Insurance Policy Expiration Date 04/XX/2021, Note Date 03/XX/2021                                                                                                                                                                                                                                                                                [2] Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $15,112.50 exceeds tolerance of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Fees Test.  Points and Fees on subject loan of XXX% is in excess of the investor allowable   $12,623.00. Insufficient cure was provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Federal Total Loan Amount of $XXX vs. an investor allowable total of $XXX (an overage of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $XXX or XXX%).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 0.00 on Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure provided on 03/XX/2021 not accurate. (Final/03/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Subordination Fee.  Fee Amount of $250.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7559)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Discount Points.  Fee Amount of $15,112.50 exceeds tolerance of $12,623.00.  Insufficient or no cure was provided to the borrower. (7200)
243276171 XXX       $XXX      NY    12/XX/2020 10/XX/2020   Primary    Refinance Rate/Term    Non QM       3        C        C        C        C                                                                                                                                                                                                                                                                                                                                                    3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Loan designation failure due to QM failure.                                                                                                                                                                                                     TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan       This exception will be cleared once all QM specific exceptions have been cured/cleared.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Designation of Non QM.                                                                       Federal Compliance - QM Employment History: Start/End date of previous employment not verified.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014):        Application / Processing - Missing Document: Missing Lender's Initial 1003: Provide a signed and dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Employment history requirement not met. (XXX/XXX/11676678)                                   copy of the Lenders Initial 1003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               State Compliance - New York Late Charge Percent Testing: Provide an addendum to the note with late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charges within the state limits.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.
243590357 XXX       $XXX      NY    2/XX/2021  10/XX/2020   Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: An Originatior Loan Designation was not provided by                                                                                                                                                                                                 TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Seller.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days     Consummation: Document was provided and signed at closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a    State Compliance - New York Late Charge Percent Testing: The late charge percentage disclosed on the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                copy of each valuation to applicant three (3) business days prior to consummation.           Note exceeds the maximum allowable for NY state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Type:Primary/10/XX/2020)                                                                    Federal Compliance - TRID Interim Closing Disclosure Timing Test: APR change from 0% to 2.987% on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               closing disclosure. Document was not signed or dated by borrower. Date is system generated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late Federal Compliance - TRID Lender Credit Tolerance Violation: Fees increased at final closing with no
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  valid change of circumstance provided for the increase.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated  Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure   Corrected Closing Disclosure provided on or after 02/XX/2021 contains a change  fee increased from $580.00 to $655.00 at final closing with no valid change of circumstance provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                in APR and was not received by borrower at least three (3) business days prior to            for the increase.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                consummation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $-42.00  is less than amount of binding Lender Credit previously disclosed in the amount of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $-80.00. (9300)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $655.00 exceeds tolerance of $580.00.  Insufficient or no cure was provided to the borrower. (7506)
243500327 XXX       $XXX      MD    2/XX/2021  10/XX/2020   Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: An Originatior Loan Designation was not provided by                                                                                                                                                                                                 TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Seller
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial CD is not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet and dated by the borrower at least 3 days prior to closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not     Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided to borrower.                                                                        Fee Tolerance exceeded. Total amount of $120.00 exceeds tolerance of $60.00 plus 10% or $66.00.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   Insufficient or no cure was provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/02/XX/2021)                                         Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $55.00 exceeds tolerance of $22.00.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        Insufficient or no cure was provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $120.00 exceeds tolerance of $60.00 plus 10% or $66.00.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Tax.  Fee Amount of $55.00 exceeds tolerance of $22.00.  Insufficient or no cure was provided to the borrower. (8304)
243613285 XXX       $XXX      NY    3/XX/2021  9/XX/2020    Second     Refinance Rate/Term    Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified                                                                                                                                                                                                                                                                                                                 TILA ATR/QM
                                                            Home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
243037552 XXX       $XXX      NY    1/XX/2021  10/XX/2020   Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Originator Loan Designation not provided.                                                                                                                                                                                                           TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: Initial escrow account
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    statement is missing in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  October 2018 Test: The final CD disclosed the Amount of Total Property Costs over Year 1 as $8,796.00
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial   on page 4; however the annual taxes  and homeowners insurance total are $733.00per year.  Final CD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                escrow account statement was not provided to the borrower.                                   reflects Estimated Taxes, Insurance & Assessments of $1,538.72 monthly, correct amount is $1,547.07.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Provide a post-close CD correcting on page 4 and Estimated Taxes, Insurance & Assessments on page 1;
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of   and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Estimated Property Costs over Year 1 of 8,796.00 on Final Closing Disclosure provided on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                01/XX/2021 not accurate. (Final/01/XX/2021)
243727086 XXX       $XXX      NY    11/XX/2020 10/XX/2020   Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late State Compliance - New York Late Charge Percent Testing: Note late charge percent of 5.00000% exceeds                                                                                                                                                                                                   -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              charge percent of 5.00000% exceeds the state maximum of 2%.                                  the state maximum of 2%.
                                                                                              (GSE/Agency
                                                                                              Eligible)
243583538 XXX       $XXX      NY    4/XX/2021  10/XX/2020   Primary    Purchase               Safe Harbor  2        B        B        B        B                                                 [3] Guideline Issue - Aged document: Asset Account date is more than 90 days prior to    The gift letter is dated 90 days from closing                                                                                                                                                             2           B           B           B           B           [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late State Compliance - New York Late Charge Percent Testing: Updated per Note document provided in file.                                                                                                                                                                                                    -
                                                                                              QM                                                                                                 Closing.: Financial Institution: XXX // Account Type: Checking / Account Number: XXXX,                                                                                                                                                                                                                                                                         charge percent of 5.00000% exceeds the state maximum of 2%.                                  Late charge per note reflects 5%
                                                                                                                                                                                                 Financial Institution: XXX // Account Type: Savings / Account Number: XXXX, Financial                                                                                                                                                                                                                                                                          [2] Federal Compliance - QM Employment History - Current and/or Previous Employment          Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks
                                                                                                                                                                                                 Institution: XXX // Account Type: Gift Funds / Account Number: XXXX                                                                                                                                                                                                                                                                                            Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment      Date Info: Previous employment document have not been provided in file.
                                                                                                                                                                                                 [3] Asset Documentation - Asset documentation requirements not met.                                                                                                                                                                                                                                                                                            Dates to verify two years employment history for current and/or prior employment.            Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided
                                                                                                                                                                                                 [3] General - Missing Document: Official Check not provided                                                                                                                                                                                                                                                                                                    (XXX/XXX/11676691)                                                                           Within 3 Business Days of Application: Document was provided on 12/XX/2020 which is not within 3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations   business days of note dated 04/XX/2021
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: Document was provided and signed and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                List of Homeownership Counseling Organizations not provided to applicant within three (3)    dated at closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days of application.                                                                Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Document was not signed and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not       dated by borrower. Signature date was system generated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                evidence the consumer was provided with the right to receive a copy of the Appraisal         Federal Compliance - TRID Loan Estimate Timing: Document was not signed and dated by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure within 3 days of the loan application date.                                       Signature date was system generated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/04/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/12/XX/2020)
243962913 XXX       $XXX      NY    2/XX/2021  10/XX/2020   Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                   Hazard Insurance Policy not found in the file.                                                                                                                                                            2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 not found in                                                                                                                                                                                                   -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late the file.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       charge percent of 5.00000% exceeds the state maximum of 2%.                                  State Compliance - New York Late Charge Percent Testing: Per the Note the late charge is 5% exceeding
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the state maximum of 2%.
243354054 XXX       $XXX      IN    4/XX/2021  10/XX/2020   Primary    Refinance Rate/Term    Temporary    1        A        A        A        A                                                 [3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash   No assets provided.                                                                SELLER - GENERAL                                                                                                       1           A           A           A           A                                                                                                                                                                                                                                                                                                GENERAL COMMENT (2022/XX/29): unable to locate asset statements in file. System of                              -
                                                                                              SHQM                                                                                               From Borrower.: Documented qualifying Assets for Closing of  $0.00 is less than Cash                                                                                        COMMENT                                                                                                                                                                                                                                                                                                                                                                                                                                                                 record shows no assets needed for closing but Closing disclosure shows customer
                                                                                              (GSE/Agency                                                                                        From Borrower $2,557.39.                                                                                                                                                    (2022/XX/29): unable                                                                                                                                                                                                                                                                                                                                                                                                                                                    brought 2557.39 cash to  close the loan.
                                                                                              Eligible)                                                                                                                                                                                                                                                                      to locate asset
                                                                                                                                                                                                                                                                                                                                                                             statements in file.
                                                                                                                                                                                                                                                                                                                                                                             System of record
                                                                                                                                                                                                                                                                                                                                                                             shows no assets
                                                                                                                                                                                                                                                                                                                                                                             needed for closing
                                                                                                                                                                                                                                                                                                                                                                             but Closing
                                                                                                                                                                                                                                                                                                                                                                             disclosure shows
                                                                                                                                                                                                                                                                                                                                                                             customer brought
                                                                                                                                                                                                                                                                                                                                                                             2557.39 cash to
                                                                                                                                                                                                                                                                                                                                                                             close the loan.
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL
                                                                                                                                                                                                                                                                                                                                                                             COMMENT
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/29): The
                                                                                                                                                                                                                                                                                                                                                                             final CD reflects
                                                                                                                                                                                                                                                                                                                                                                             that the Borrower
                                                                                                                                                                                                                                                                                                                                                                             was required to
                                                                                                                                                                                                                                                                                                                                                                             bring $2,540.93 to
                                                                                                                                                                                                                                                                                                                                                                             close.
243141286 XXX       $XXX      NY    12/XX/2020 10/XX/2020   Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Tax Certificate not provided            Provide evidence of Tax Certificate to validate amount used for approval.                                                                                 [3] General      The PIW value                  2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Provide evidence of                                                                                                                                                                                                         -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                  Appraisal        dated                                                                                      [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late executed Initial Loan Application.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                           Requirements -   10/XX/2020 was                                                                             charge percent of 5.00000% exceeds the state maximum of 2%.                                  State Compliance - New York Late Charge Percent Testing: Note late charge percent of 5.00000% exceeds
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                             Desk Review      $XXX, the desk                                                                             [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same       the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                    value is less    review provided                                                                            Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance
                                                                                                                                                                                                                                                                                                                                                                                                                                                    than 90% of the  8/XX/2022 was                                                                              Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The (Circuit 2, 5, 7, 8, 9, 10 or DC): Credit report in file supports original Lender was the same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                    value used to    $XXX.                                                                                      H-8 form was used, the H-9 form should have been used.                                       originating Lender. In addition, Mortgage Payoff Statement reflect Same Servicer.
                                                                                                                                                                                                                                                                                                                                                                                                                                                    calculate the
                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV.
243813606 XXX       $XXX      NY    5/XX/2021  10/XX/2020   Primary    Purchase               Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               State Compliance - New York Late Charge Percent Testing: The Cooperative Unit Note states the late fee                                                                                                                                                                                                  -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late as 5% which exceeds the state maximum of 2%.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       charge percent of 5.00000% exceeds the state maximum of 2%.                                  Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of            Costs over Year 1: Loan file does not contain Escrows. Co-op dues of $682.08/mo. and HO6 Insurance of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan             $34.41/mo. over 1 year is $8,597.88 which exceeds the CD calculations of $8,184.96.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 8,184.96 on Final Closing  Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure provided on 05/XX/2021 not accurate. (Final/05/XX/2021)                           Underdisclosed: Loan is for a Co-op which will not have escrows however, the final CD shows escrow
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow    payments.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Payment Underdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing   Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: Loan is for a Co-op which
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure provided on 05/XX/2021 disclosed the Monthly Escrow Payment that does not match   will not have escrows however, the final CD shows escrow payments.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                the actual escrow payment for the loan. (Final/05/XX/2021)                                   Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: Loan is for a Co-op
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA  which will not have escrows however, the final CD shows escrow payments.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 05/XX/2021    Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The Initial CD Issued less
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                incorrectly disclosed whether the loan will have an escrow account. (Final/05/XX/2021)       than 6 days prior to closing and received by the borrower less than 3 business days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account:         Initial CD issued 05/XX/2021, Note date 05/XX/2021.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                05/XX/2021 incorrectly disclosed whether the loan will have an escrow account.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Final/05/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/05/XX/2021)
243691061 XXX       $XXX      NY    12/XX/2020 10/XX/2020   Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                             3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Loan designation is not clearly stated and not                                                                                                                                                                                                      TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. given by the Seller.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    State Compliance - New York Late Charge Percent Testing: Late charge of 5% of the amount past due or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late grace period of 15 days per Note.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.
243593318 XXX       $XXX      CA    12/XX/2020 10/XX/2020   Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                             3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Missing compliance Report to determine Originator                                                                                                                                                                                                   TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Loan Designation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
243657918 XXX       $XXX      NY    4/XX/2021  10/XX/2020   Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, NY Insurance                                                                                                                                                                                                                  2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               State Compliance - New York Late Charge Percent Testing: Late Charge of 5% exceeds NY State maximum                                                                                                                                                                                                     -
                                                                                              SHQM                                                                                               Verification                                                                                                                                                                                                                                                                                                                                                   [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late late charge of 2%.
                                                                                              (GSE/Agency                                                                                        [3] Guideline Issue - This loan closed during the COVID-19 affected timeframe.  Asset                                                                                                                                                                                                                                                                          charge percent of 5.00000% exceeds the state maximum of 2%.                                  Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal
                                                                                              Eligible)                                                                                          Account date is more than 60 days prior to the Note date or notary date.: Financial                                                                                                                                                                                                                                                                            [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Fee was  last disclosed as $717.00 on LE but disclosed as $890.00 on Final Closing Disclosure.  File
                                                                                                                                                                                                 Institution: XXX // Account Type: Checking / Account Number: XXXX, Financial                                                                                                                                                                                                                                                                                   Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for          does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a post-close CD
                                                                                                                                                                                                 Institution: XXX // Account Type: Checking / Account Number: XXXX Note Date: 04/XX/2021;                                                                                                                                                                                                                                                                       Appraisal Fee.  Fee Amount of $890.00 exceeds tolerance of $717.00.  Insufficient or no cure disclosing the tolerance cure to include $173.00, a copy of refund check, proof of delivery, and a copy
                                                                                                                                                                                                 Notary Date: 04/XX/2021                                                                                                                                                                                                                                                                                                                                        was provided to the borrower. (7506)                                                         of the letter of explanation sent to the borrower disclosing the changes made.
                                                                                                                                                                                                 Note Date: 04/XX/2021;  Notary Date: 04/XX/2021                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Rate Lock
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate     Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, nor evidence
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lock Fee.  Fee Amount of $627.50 exceeds tolerance of $0.00.  Insufficient or no cure was    of cure.  Provide a post-close CD disclosing the tolerance cure to include $627.50, a copy of refund
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided to the borrower. (7335)                                                             check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
243292706 XXX       $XXX      NY    12/XX/2020 10/XX/2020   Primary    Refinance Limited      Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               State Compliance - New York Late Charge Percent Testing: Total fees financed by lender exceed permitted                                                                                                                                                                                                 -
                                                                       Cash-out GSE           SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late threshold.  Late charge exceeds the states ax of 2% of amount past due and/or grace period of 15 days.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       charge percent of 5.00000% exceeds the state maximum of 2%.                                  Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10%
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        tolerance was exceeded by $285.00 due to increase of recording fee.  No valid COC provided, nor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $285.00 a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                of $482.00 exceeds tolerance of $197.00 plus 10% or $216.70.  Insufficient or no cure was    copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided to the borrower. (0)                                                                disclosing the changes made.
243654184 XXX       $XXX      MN    12/XX/2020 10/XX/2020   Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                             3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: An Originatior Loan Designation was not provided by                                                                                                                                                                                                 TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Seller.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act  Requirement): Unable to determine if mortgage loan provides a tangible net benefit to the borrower due
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing   to missing prior loan information
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act: Refinance of a "special mortgage" without evidence that borrower received counseling on State Compliance - Minnesota Tangible Net Benefit Test: Unable to determine if mortgage loan provides a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                advisability of transaction by an authorized independent loan counselor.                     tangible net benefit to the borrower due to missing prior loan information
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Minnesota Tangible Net Benefit Test: Minnesota Residential Mortgage   Federal Compliance - (Missing Data) Last Rate Set Date: Initial Rate Lock Date was not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Originator and Servicer Licensing Act: Unable to determine if mortgage loan provides a       Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                tangible net benefit to the borrower due to missing prior loan information.                  Fee Tolerance exceeded.no cure provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,045.00 exceeds tolerance of $742.00 plus 10% or $816.20.  Insufficient or no cure was provided to the borrower. (0)
243760151 XXX       $XXX      AL    12/XX/2020 10/XX/2020   Primary    Purchase               Non QM       3        C        C        B        B                                                 [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is      HOI coverage is insufficient by $XXX.  Provide updated policy  OR provide copy of                                                                                                                         3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Originator Loan Designation not provided by the                                                                                                                                                                                                     TILA ATR/QM
                                                                                                                                                                                                 insufficient.                                                                            insurer's replacement cost estimate supporting current  coverage amount.                                                                                                                                                                                              Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Seller.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    State Compliance - Alabama Late Charge Percent and Amount Testing: charge amount of $104.10 exceeds the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Alabama Late Charge Percent and Amount Testing: Alabama Late Charge:  state maximum of $100.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Note late charge amount of $104.10 exceeds the state maximum of $100.                        Federal Compliance - (Missing Data) Last Rate Set Date: Evidence of the rate lock confirmation is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               missing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and      Within 3 Business Days of Application: List of Homeownership Counseling Organizations not provided to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.                                    applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations   Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: consumer was provided with the right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                List of Homeownership Counseling Organizations not provided to applicant within three (3)    Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: CD not provided to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days of application.                                                                Borrower(s) at least three (3) business days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not       Federal Compliance - TRID Loan Estimate Timing: LE not delivered or placed in the mail to Borrower(s)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                evidence the consumer was provided with the right to receive a copy of the Appraisal         within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure within 3 days of the loan application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/12/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/11/XX/2020)
243100560 XXX       $XXX      OH    12/XX/2020 11/XX/2020   Second     Purchase               Temporary    2        B        B        B        B                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, PA Insurance        PITIA verification documents for XXX not provided.                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1    Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: Escrow                                                                                                                                                                                                      -
                                                            Home                              SHQM                                                                                               Verification, Statement, Tax Verification                                                                                                                                                                                                                                                                                                                      Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property   Account section (pg 4) indicates loan will have an escrow account and "Non-Escrowed Property Costs over
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Costs over Year 1 of 640.00 on Final Closing Disclosure provided on 12/XX/2020 not accurate. Year 1" does not match the annual sum of the actual monthly non-escrowed costs.
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         (Final/12/XX/2020)                                                                           Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: A valid COC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        for the fee increase was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: A valid of $1,722.00 exceeds tolerance of $888.00 plus 10% or $976.80.  Insufficient or no cure was  COC for the fee increase was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Tax.  Fee Amount of $341.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (8304)
243004394 XXX       $XXX      CA    12/XX/2020 11/XX/2020   Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                      Additional mortgage lien on credit for an REO property per 1008 loan summary. No                                                                                                                          2           B           B           B           B           [2] Miscellaneous Compliance - Alternate source used for application date                    Miscellaneous Compliance - Alternate source used for application date: Loan is missing all signed       REVIEWER - CURED COMMENT (2022/XX/09): Sufficient Cure Provided At Closing                                                                                                                      -
                                                                                              SHQM                                                                                               [3] Income Documentation - REO Documents are missing.: Address: XXX, CA Statement, Tax   mortgage statement provided to confirm PITIA payment for additional property is                                                                                                                                                                                       [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               initial and final 1003 loan applications.
                                                                                              (GSE/Agency                                                                                        Verification                                                                             correct in debt ratio.                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     is dated 12/XX/2020, not within 3 business days of note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/12/XX/2020)                                         Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided  change of circumstance or cure provided for the Ten Percent Fee exceeding allowed tolerance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,100.00 exceeds tolerance of $1,557.00 plus 10% or $1,712.70.  Sufficient or excess cure was provided to the borrower at Closing. (0)
243076948 XXX       $XXX      DC    12/XX/2020 10/XX/2020   Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: The loan designation was not provided.                                                                                                                                                                                                              TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing signed and dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    initial 1003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Missing Notary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date:    date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
243550690 XXX       $XXX      NY    2/XX/2021  10/XX/2020   Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not                                                                                                                                                                                                                 3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid                                                                                                                                                                                                   TILA ATR/QM
                                                                                                                                                                                                 provided                                                                                                                                                                                                                                                                                                                                                       Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. COC on file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               COC on file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  COC on file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure   Corrected Closing Disclosure provided on or after 02/XX/2021 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Endorsement Fee.  Fee Amount of $150.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7726)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Attorney Review Fee.  Fee Amount of $950.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77166)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Abstract / Title Search.  Fee Amount of $678.13 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77163)
243247164 XXX       $XXX      NY    2/XX/2021  11/XX/2020   Investment Refinance Rate/Term    N/A          1        A        A        A        A                                                 [3] Application / Processing - 1003/Declarations:  D. 1. Have you or will you be         Borrower declared to be applying for a mortgage loan for another property not                                                                                                                             1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                 applying for a mortgage loan on another property (not the property securing this loan)   disclosed in this application before closing this transaction.
                                                                                                                                                                                                 on or before closing this transaction that is not disclosed on this loan application?    Missing hazard insurance policy.
                                                                                                                                                                                                 was entered Yes.  Unable to determine qualification without this information.: Borrower:
                                                                                                                                                                                                 XXX, Borrower: XXX
                                                                                                                                                                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided
243962924 XXX       $XXX      NY    1/XX/2021  11/XX/2020   Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: The loan designation was not provided.              SELLER - GENERAL COMMENT (2022/XX/29): XXX Decision Certificate attached        GENERAL COMMENT (2022/XX/29): XXX Decision Certificate attached                                                 TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing signed and dated    REVIEWER - GENERAL COMMENT (2022/XX/29): Exception Detail Updated from: Ability
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    initial 1003.                                                                                           to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation    GENERAL COMMENT (2022/XX/07): XXX decision Cert attached. ATR meet: excellent credit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               State Compliance - New York Late Charge Percent Testing: Note late charge percent of 5.00000% exceeds   not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR     806 FICO. Good disposable income $9918.50 per month. 180 term
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late the state maximum of 2%.                                                                                Risk.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Missing evidence of earlier REVIEWER - GENERAL COMMENT (2022/XX/29): An originator loan designation was not GENERAL COMMENT (2022/XX/14): DU, LP & XXX Feedback Certificate (AUS) attached.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   receipt.                                                                                                provided by the Seller and the loan is water falling to ATR/QM standard
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)                                                                                                             requirements.                                                                   ATR adequately supported. Compensating factors  1- Strong residual income  2- LTV
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/01/XX/2021)                                                                                                                                                 SELLER - GENERAL COMMENT (2022/XX/07): XXX decision Cert attached. ATR meet:    73.986%  3- 806 credit score  4- Loan amortization term 15 yrs  5- Conservative use of excellent credit 806 FICO. Good disposable income $9918.50 per month. 180 term  consumer credit  6- Excellent mortgage & credit history  7- Employment stability  8-
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     SELLER - GENERAL COMMENT (2022/XX/14): DU, LP & XXX Feedback Certificate (AUS)  History of satisfactorily maintaining similar level of housing expense and debt attached.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     ATR adequately supported. Compensating factors  1- Strong residual income  2-
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     LTV 73.986%  3- 806 credit score  4- Loan amortization term 15 yrs  5-
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Conservative use of consumer credit  6- Excellent mortgage & credit history  7-
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Employment stability  8- History of satisfactorily maintaining similar level of housing expense and debt
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     REVIEWER - GENERAL COMMENT (2022/XX/15): Clarifying the issue: Loan was submitted without a loan designation. Testing was based using "undetermined".
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Please confirm loan designation for compliance testing.
243675215 XXX       $XXX      IN    3/XX/2021  10/XX/2020   Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                             3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: The loan designation was not provided.              REVIEWER - CURED COMMENT (2022/XX/09): Sufficient Cure Provided At Closing                                                                                                                      TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing signed and dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    initial 1003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   provided to Borrowers at least three business days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/03/XX/2021)                                         Sufficient cure was provided to the borrower at Closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $505.00 exceeds tolerance of $500.00.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
243241130 XXX       $XXX      GA    1/XX/2021  10/XX/2020   Second     Purchase               Temporary    2        B        B        B        B                                                 [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is      Provide copy of replacement cost value on property.                                SELLER - GENERAL                                                                                                       2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations   Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided                                                                                     GENERAL COMMENT (2022/XX/05): Cert Attached                                                                     -
                                                            Home                              SHQM                                                                                               insufficient.                                                                            Provide MI Certifictae on loan as required by lender due to LTV/CLTV of 90.00%.    COMMENT                                                                                                                                                                            Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): Within 3 Business Days of Application: Provide copy of list Homeownership Counselling Organizations
                                                                                              (GSE/Agency                                                                                        [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not Provide most recent mortgage statement, property tax and insurance.                (2022/XX/05): Cert                                                                                                                                                                 List of Homeownership Counseling Organizations not provided to applicant within three (3)    dated three business days of application.
                                                                                              Eligible)                                                                                          provided                                                                                 Provide evidence on second home occupancy due to current owner occupied address is Attached                                                                                                                                                                           business days of application.                                                                Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: Provide appraisal acknowledgment dated
                                                                                                                                                                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, GA Insurance        49 minutes drive to property which is 100 miles in distance.                       REVIEWER - GENERAL                                                                                                                                                                 [2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not       within 3 days of the loan application.
                                                                                                                                                                                                 Verification, Statement, Tax Verification                                                                                                                                   COMMENT                                                                                                                                                                            evidence the consumer was provided with the right to receive a copy of the Appraisal         Federal Compliance - TRID Loan Estimate Timing: Provide initial loan estimate dated within three
                                                                                                                                                                                                 [3] Appraisal Reconciliation - Status of property as second home is in question due to                                                                                      (2022/XX/06): The MI                                                                                                                                                               Disclosure within 3 days of the loan application date.                                       business days of application.
                                                                                                                                                                                                 distance from primary residence.: Valuation Type: Appraisal / Valuation Report Date:                                                                                        certificate was                                                                                                                                                                    [2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan   Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer
                                                                                                                                                                                                 12/XX/2020                                                                                                                                                                  provided evidencing                                                                                                                                                                Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days   tax  fee was last disclosed as $1,343.00 on LE but disclosed as $1,461.50 on Final Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                             MI insurance is in                                                                                                                                                                 of application. (Initial/12/XX/2020)                                                         Provide a post-close CD disclosing the tolerance cure to include $118.50 a copy of refund check, proof
                                                                                                                                                                                                                                                                                                                                                                             place at origination                                                                                                                                                               [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changed made
                                                                                                                                                                                                                                                                                                                                                                             however the monthly                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer or VCC.
                                                                                                                                                                                                                                                                                                                                                                             premium is not                                                                                                                                                                     Tax.  Fee Amount of $1,461.50 exceeds tolerance of $1,343.00.  Insufficient or no cure was
                                                                                                                                                                                                                                                                                                                                                                             outlined on the                                                                                                                                                                    provided to the borrower. (8304)
                                                                                                                                                                                                                                                                                                                                                                             certificate. The
                                                                                                                                                                                                                                                                                                                                                                             premium amount
                                                                                                                                                                                                                                                                                                                                                                             appears on the first
                                                                                                                                                                                                                                                                                                                                                                             payment letter, 1008
                                                                                                                                                                                                                                                                                                                                                                             and/or CD and
                                                                                                                                                                                                                                                                                                                                                                             matches the amount
                                                                                                                                                                                                                                                                                                                                                                             calculated from the
                                                                                                                                                                                                                                                                                                                                                                             rates on the
                                                                                                                                                                                                                                                                                                                                                                             certificate.
243106752 XXX       $XXX      NJ    1/XX/2021  11/XX/2020   Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of            Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property                                                                                                                                                                                                     -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan             Costs over Year 1: The annual HOA fee is $2496 per the appraisal, the final CD reflects $2506.92.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 2,506.92 on Final Closing  Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure provided on 01/XX/2021 not accurate. (Final/01/XX/2021)                           provided to Borrower(s) at least three (3) business days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/XX/20/2021)
243330200 XXX       $XXX      NY    1/XX/2021  11/XX/2020   Primary    Refinance Limited      Non QM       3        C        C        B        B                                                 [3] Guideline Issue - Refi Purpose reflects Rate/Term and cash out greater than the                                                                                                                                                                                                                3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank                                                                                                                                                                                                   TILA ATR/QM
                                                                       Cash-out GSE                                                                                                              lesser of 2% of the loan amount or $2000.: Cash to Borrower:  $26,626.80; Total Cash                                                                                                                                                                                                                                                                           Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Due Diligence Loan Designation
                                                                                                                                                                                                 Out:    $26,626.80;  Refi Purpose:  Limited Cash-out GSE                                                                                                                                                                                                                                                                                                       Due Diligence Loan Designation is Non QM.                                                    is Non QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late State Compliance - New York Late Charge Percent Testing: Note late charge percent of 5.00000% exceeds
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and      not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.                                    determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  Percent Fee Tolerance exceeded for Title - SubEscrow Fee. Fee Amount of $50.00 exceeds tolerance of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                SubEscrow Fee.  Fee Amount of $50.00 exceeds tolerance of $0.00.  Insufficient or no cure    $0.00. Insufficient or no cure was provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                was provided to the borrower. (77185)                                                        Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $16.46 exceeds tolerance of $0.00.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit   Insufficient or no cure was provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Report Fee.  Fee Amount of $16.46 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7520)
243426799 XXX       $XXX      DC    2/XX/2021  11/XX/2020   Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: The loan designation was not provided.              REVIEWER - CURED COMMENT (2022/XX/09): Sufficient Cure Provided At Closing                                                                                                                      TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing signed and dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    initial 1003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,409.00 exceeds tolerance of $1,545.00 plus 10% or $1,699.50.  Sufficient or excess cure was provided to the borrower at Closing. (0)
243697820 XXX       $XXX      NY    4/XX/2021  11/XX/2020   Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                             2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                                                                                                                                       -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                              Eligible)
243961927 XXX       $XXX      CA    3/XX/2021  11/XX/2020   Primary    Refinance Limited      Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Please provide initial                                                                                                                                                                                                      -
                                                                       Cash-out GSE           SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   signed and dated 1003 Loan Application
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Revised CD dated 3/XX/2021,
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         business days prior to closing. (Initial/03/XX/2021)                                         was not provided to borrowers 3 business days prior to closing dated 3/XX/2021
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount Fee Tolerance exceeded. Total amount of $1,555.00 exceeds tolerance of $1,392.00 plus 10% or $1,531.20.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                of $1,555.00 exceeds tolerance of $1,392.00 plus 10% or $1,531.20.  Insufficient or no cure  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                was provided to the borrower. (0)                                                            Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Rate Lock
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       fee charged to borrowers, without a valid change in circumstance   No cure provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lock Fee.  Fee Amount of $318.75 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7335)
243304909 XXX       $XXX      NY    2/XX/2021  11/XX/2020   Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Originator Loan Designation not provided.                                                                                                                                                                                                           TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. State Compliance - New York Late Charge Percent Testing: Late charge exceeds state maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: There is a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late Ten Percent Fee Tolerance exceeded. Total amount of $2,270.00 exceeds tolerance of $1,030.00 plus 10%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  or $1,133.00. Insufficient or no cure was provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Estimated Property Costs over Year 1 of 17,643.48 on Final Closing Disclosure provided on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                02/XX/2021 not accurate. (Final/02/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,270.00 exceeds tolerance of $1,030.00 plus 10% or $1,133.00.  Insufficient or no cure was provided to the borrower. (0)
243307890 XXX       $XXX      FL    1/XX/2021  11/XX/2020   Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - (Missing Data) Last Rate Set Date: The initial rate lock is missing.                                                                                                                                                                                                               -
                                                                       Other                  SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten percent
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and      fee tolerance exceeded, the total amount of fees in the amount of $1,207.90 exceeds tolerance of
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing.                                    $1094.50.  There was no cure provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount tax fee in the amount of $440.00 exceeds tolerance of $432.00 and there was no cure provided to the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                of $1,207.90 exceeds tolerance of $995.00 plus 10% or $1,094.50.  Insufficient or no cure    borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                was provided to the borrower. (0)                                                            Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       discount points in the amount of $1,500.00 exceeds tolerance of $981.00 and there was no cure provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Tax.  Fee Amount of $440.00 exceeds tolerance of $432.00.  Insufficient or no cure was provided to the borrower. (8304)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Discount Points.  Fee Amount of $1,500.00 exceeds tolerance of $1,481.00.  Insufficient or no cure was provided to the borrower. (7200)
243785397 XXX       $XXX      NJ    1/XX/2021  11/XX/2020   Primary    Purchase               Temporary    2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not Missing MI Certificate.                                                            SELLER - GENERAL                                                                                                       2           B           B           B           B           [2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow    Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment           REVIEWER - CURED COMMENT (2022/XX/18): Sufficient Cure Provided At Closing      GENERAL COMMENT (2022/XX/05): Cert Attached                                                                     -
                                                                                              SHQM                                                                                               provided                                                                                                                                                                    COMMENT                                                                                                                                                                            Payment Underdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing   Underdisclosed: Page 1 of the final CD reflects no escrows however page 4 reflects escrowed property
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                    (2022/XX/05): Cert                                                                                                                                                                 Disclosure provided on 01/XX/2021 disclosed the Monthly Escrow Payment that does not match   costs over one year in the amount of $561.12.
                                                                                              Eligible)                                                                                                                                                                                                                                                                      Attached                                                                                                                                                                           the actual escrow payment for the loan. (Final/01/XX/2021)                                   Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: Page 1 of the final CD
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL                                                                                                                                                                 [2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA  reflects no escrows however page 4 reflects escrowed property costs over one year in the amount of
                                                                                                                                                                                                                                                                                                                                                                             COMMENT                                                                                                                                                                            Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 01/XX/2021    $561.12.
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/06): The MI                                                                                                                                                               incorrectly disclosed whether the loan will have an escrow account. (Final/01/XX/2021)       Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: Page 1 of the final CD
                                                                                                                                                                                                                                                                                                                                                                             certificate was                                                                                                                                                                    [2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account:         reflects no escrows however page 4 reflects escrowed property costs over one year in the amount of
                                                                                                                                                                                                                                                                                                                                                                             provided evidencing                                                                                                                                                                TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on    $561.12.
                                                                                                                                                                                                                                                                                                                                                                             MI insurance is in                                                                                                                                                                 01/XX/2021 incorrectly disclosed whether the loan will have an escrow account.               Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Missing evidence of earlier
                                                                                                                                                                                                                                                                                                                                                                             place at origination                                                                                                                                                               (Final/01/XX/2021)                                                                           borrower receipt.
                                                                                                                                                                                                                                                                                                                                                                             however the monthly                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                             premium is not                                                                                                                                                                     Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                             outlined on the                                                                                                                                                                    business days prior to closing. (Initial/01/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                             certificate. The                                                                                                                                                                   [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided
                                                                                                                                                                                                                                                                                                                                                                             premium amount                                                                                                                                                                     At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                             appears on the first                                                                                                                                                               Attorney Review Fee.  Fee Amount of $900.00 exceeds tolerance of $600.00.  Sufficient or
                                                                                                                                                                                                                                                                                                                                                                             payment letter, 1008                                                                                                                                                               excess cure was provided to the borrower at Closing. (7588)
                                                                                                                                                                                                                                                                                                                                                                             and/or CD and
                                                                                                                                                                                                                                                                                                                                                                             matches the amount
                                                                                                                                                                                                                                                                                                                                                                             calculated from the
                                                                                                                                                                                                                                                                                                                                                                             rates on the
                                                                                                                                                                                                                                                                                                                                                                             certificate.
243249284 XXX       $XXX      NV    12/XX/2020 11/XX/2020   Second     Purchase               Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                                                                                                                                       -
                                                            Home                              SHQM
                                                                                              (GSE/Agency
                                                                                              Eligible)
243720283 XXX       $XXX      NY    5/XX/2021  11/XX/2020   Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Guideline Issue - This loan closed during the COVID-19 affected timeframe.  Asset                                                                                                                                                                                                              2           B           B           B           B           [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent                                                                                                                                                                                                 -
                                                                                              SHQM                                                                                               Account date is more than 60 days prior to the Note date or notary date.: Financial                                                                                                                                                                                                                                                                            charge percent of 5.00000% exceeds the state maximum of 2%.                                  of 5.00000% exceeds the state maximum of 2%.
                                                                                              (GSE/Agency                                                                                        Institution: XXX // Account Type: Checking / Account Number: XXXX, Financial
                                                                                              Eligible)                                                                                          Institution: XXX // Account Type: Savings / Account Number: XXXX, Financial Institution:
                                                                                                                                                                                                 XXX // Account Type: Checking / Account Number: XXXX, Financial Institution: XXX //
                                                                                                                                                                                                 Account Type: Savings / Account Number: XXXX Note Date: 05/XX/2021;  Notary Date:
                                                                                                                                                                                                 05/XX/2021
                                                                                                                                                                                                 Note Date: 05/XX/2021;  Notary Date: 05/XX/2021
                                                                                                                                                                                                 Note Date: 05/XX/2021;  Notary Date: 05/XX/2021
                                                                                                                                                                                                 Note Date: 05/XX/2021;  Notary Date: 05/XX/2021
243528531 XXX       $XXX      NC    9/XX/2021  11/XX/2020   Primary    Purchase               Non QM       3        C        C        C        C                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not File is missing a copy of the Mortgage Insurance Certificate.                      SELLER - GENERAL                                                                                                       3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Loan fails Safe Harbor QM-2 year employment                                                                                     GENERAL COMMENT (2022/XX/05): Cert Attached                                                                     TILA ATR/QM
                                                                                                                                                                                                 provided                                                                                                                                                                    COMMENT                                                                                                                                                                            2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan       history for co-borrower is not complete as there is a gap in employment without a letter of
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/05): Cert                                                                                                                                                                 Designation of Non QM.                                                                       explanation.
                                                                                                                                                                                                                                                                                                                                                                             Attached                                                                                                                                                                           [3] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014):        Federal Compliance - QM Employment History: Co-borrower has a gap in employment from 08/XX/2019 to
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL                                                                                                                                                                 Employment history requirement not met. (XXX/XXX/11676750)                                   07/XX/2020.  Letter of explanation is not in the file.
                                                                                                                                                                                                                                                                                                                                                                             COMMENT                                                                                                                                                                            [2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/06): The MI                                                                                                                                                               Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.           Within 3 Business Days of Application: Housing Counseling Notice with list of counseling organizations
                                                                                                                                                                                                                                                                                                                                                                             certificate was                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations   in file is dated 05/XX/2021 which is more than 3 days after the application date of 11/XX/2020
                                                                                                                                                                                                                                                                                                                                                                             provided evidencing                                                                                                                                                                Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: Right to receive a copy of the appraisal
                                                                                                                                                                                                                                                                                                                                                                             MI insurance is in                                                                                                                                                                 List of Homeownership Counseling Organizations not provided to applicant within three (3)    is dated 9/XX/2021 which is more than 3 days after application date.  Earlies LE in file that could be
                                                                                                                                                                                                                                                                                                                                                                             place at origination                                                                                                                                                               business days of application.                                                                used is dated 5/XX/2021 which is also more than 3 days after application date of 11/XX/2020.
                                                                                                                                                                                                                                                                                                                                                                             however the monthly                                                                                                                                                                [2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not       Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosures in file
                                                                                                                                                                                                                                                                                                                                                                             premium is not                                                                                                                                                                     evidence the consumer was provided with the right to receive a copy of the Appraisal         dated 09/XX/2021 which is less than 3 business days from closing date of 09/XX/2017
                                                                                                                                                                                                                                                                                                                                                                             outlined on the                                                                                                                                                                    Disclosure within 3 days of the loan application date.                                       Federal Compliance - TRID Loan Estimate Timing: Initial LE in file is dated 05/XX/2021 which is more
                                                                                                                                                                                                                                                                                                                                                                             certificate. The                                                                                                                                                                   [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   than 3 business days after the application date of 11/XX/2020
                                                                                                                                                                                                                                                                                                                                                                             premium amount                                                                                                                                                                     Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                             appears on the first                                                                                                                                                               business days prior to closing. (Initial/09/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                             payment letter, 1008                                                                                                                                                               [2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan
                                                                                                                                                                                                                                                                                                                                                                             and/or CD and                                                                                                                                                                      Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days
                                                                                                                                                                                                                                                                                                                                                                             matches the amount                                                                                                                                                                 of application. (Initial/05/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                             calculated from the
                                                                                                                                                                                                                                                                                                                                                                             rates on the
                                                                                                                                                                                                                                                                                                                                                                             certificate.
243446224 XXX       $XXX      NY    7/XX/2021  11/XX/2020   Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Guideline Issue - This loan closed during the COVID-19 affected timeframe.  Asset    This loan closed during the COVID-19 affected timeframe. Asset Account date is                                                                                                                            2           B           B           B           B           [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late State Compliance - New York Late Charge Percent Testing: Note late charge percent of 5.00000% exceeds                                                                                                                                                                                                   -
                                                                                              SHQM                                                                                               Account date is more than 60 days prior to the Note date or notary date.: Financial      more than 60 days prior to the Note date or notary date.                                                                                                                                                                                                              charge percent of 5.00000% exceeds the state maximum of 2%.                                  the state maximum of 2%.
                                                                                              (GSE/Agency                                                                                        Institution: XXX // Account Type: 401(k)/403(b) Account / Account Number: XXXX,
                                                                                              Eligible)                                                                                          Financial Institution: XXX // Account Type: Checking / Account Number: XXXX Note Date:
                                                                                                                                                                                                 07/XX/2021;  Notary Date: 07/XX/2021
                                                                                                                                                                                                 Note Date: 07/XX/2021;  Notary Date: 07/XX/2021
243598587 XXX       $XXX      GA    2/XX/2021  11/XX/2020   Second     Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                   Asset documentation exceeds the 60 day requirement per Covid guides. Asset ending                                                                                                                         2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                                                                                                                                       -
                                                            Home                              SHQM                                                                                               [3] Guideline Issue - This loan closed during the COVID-19 affected timeframe.  Asset    date 12/XX/2020. Note date 02/XX/2021.
                                                                                              (GSE/Agency                                                                                        Account date is more than 60 days prior to the Note date or notary date.: Financial
                                                                                              Eligible)                                                                                          Institution: XXX // Account Type: Checking / Account Number: XXXX Note Date: 02/XX/2021;
                                                                                                                                                                                                 Notary Date: 02/XX/2021
243321862 XXX       $XXX      NY    2/XX/2021  11/XX/2020   Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: The loan designation was not provided.                                                                                                                                                                                                              TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing signed and dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    initial 1003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               State Compliance - New York Late Charge Percent Testing: Note late charge percent of 5.00000% exceeds
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Missing evidence of earlier
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   receipt.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/01/XX/2021)
243215978 XXX       $XXX      NY    4/XX/2021  1/XX/2021    Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                   Hazard Insurance Policy is missing from the file.                                  SELLER - GENERAL                                                                                                       2           B           B           B           B           [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent                                                                                 GENERAL COMMENT (2022/XX/05): MI was cancelled effective 4/XX/2022                                              -
                                                                       Other                  SHQM                                                                                               [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not Mortgage Insurance Certificate is missing from the file.                           COMMENT                                                                                                                                                                            charge percent of 5.00000% exceeds the state maximum of 2%.                                  of 5.00000% exceeds the state maximum of 2%.
                                                                                              (GSE/Agency                                                                                        provided                                                                                                                                                                    (2022/XX/05): MI was                                                                                                                                                               [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same       Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance
                                                                                              Eligible)                                                                                                                                                                                                                                                                      cancelled effective                                                                                                                                                                Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to (Circuit 2, 5, 7, 8, 9, 10 or DC): Right to Cancel was issued on incorrect form.  TILA ROR - Provide
                                                                                                                                                                                                                                                                                                                                                                             4/XX/2022                                                                                                                                                                          Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL                                                                                                                                                                 H-8 form was used, the H-9 form should have been used.                                       form. H-9 Form must be used as lender is the same as originating lender.
                                                                                                                                                                                                                                                                                                                                                                             COMMENT
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/06):
                                                                                                                                                                                                                                                                                                                                                                             Mortgage Insurance
                                                                                                                                                                                                                                                                                                                                                                             cancelled
                                                                                                                                                                                                                                                                                                                                                                             04/XX/2022, however
                                                                                                                                                                                                                                                                                                                                                                             Certificate from
                                                                                                                                                                                                                                                                                                                                                                             origination missing
                                                                                                                                                                                                                                                                                                                                                                             from the loan file.
243853315 XXX       $XXX      VA    3/XX/2021  11/XX/2020   Primary    Refinance Rate/Term    Safe Harbor  3        C        C        B        B                                                 [3] Mortgage / Program Eligibility - AUS Findings: Combined High loan to value           Appraisal was not provided as required by the AUS.                                                                                                                                                        3           C           C           B           B           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Originator Loan Designation of Temporary SHQM                                                                                                                                                                                                   TILA ATR/QM
                                                                                              QM                                                                                                 discrepancy.: Calculated high loan to value percentage of  exceeds AUS high loan to      Appraisal was not provided as required by the AUS.                                                                                                                                                                                                                    2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
                                                                                                                                                                                                 value percentage of 66.00000%                                                            Appraisal was not provided as required by the AUS.                                                                                                                                                                                                                    Due Diligence Loan Designation of Safe Harbor QM.
                                                                                                                                                                                                 [3] Mortgage / Program Eligibility - AUS Findings: Combined loan to value discrepancy.:  Appraisal was not provided, as required by most recent AUS.                                                                                                                                                                                                           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                 Calculated combined loan to value percentage of  exceeds AUS combined loan to value      Latest AUS findings do not allow for a PIW.                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                                                                                                                                 percentage of 54.00000%.                                                                                                                                                                                                                                                                                                                                       Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Loan to value discrepancy.:                                                                                                                                                                                                                                                                       Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                 Calculated loan to value percentage of  exceeds AUS loan to value percentage of
                                                                                                                                                                                                 47.00000%.
                                                                                                                                                                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
                                                                                                                                                                                                 [3] Appraisal Documentation - Missing Document: Appraisal not provided
                                                                                                                                                                                                 [3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not
                                                                                                                                                                                                 provided
                                                                                                                                                                                                 [3] Guideline Issue - This loan closed during the COVID-19 affected timeframe. VOE was not provided within 10 days before note date or prior to disbursement date. At least one of these requirements are missing:  Employer Letter, Paystub, Account Statement within
                                                                                                                                                                                                 10 days before note date or prior to disbursement date.: Borrower: XXX // Employment
                                                                                                                                                                                                 Type: Employment / Income Type: Wages / Start Date: 07/XX/2009 Note Date: 03/XX/2021
243752804 XXX       $XXX      NY    4/XX/2021  11/XX/2020   Primary    Refinance Limited      Non QM       3        C        C        B        B                                                 [3] Application / Processing - Missing Document: Fraud Report not provided               The Fraud Report provided is 141 days prior to loan closing and has unaddressed    SELLER - GENERAL                                                                                                       3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Lender did not provide loan designation.                                                                                            GENERAL COMMENT (2022/XX/22): See attached Fraud report.                                                        TILA ATR/QM
                                                                       Cash-out GSE                                                                                                              [3] Loan File - Missing Document: Hazard Insurance Policy not provided                   high alerts.  A pre closing Fraud Report with all high alerts addressed is         COMMENT                                                                                                                                                                            Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent
                                                                                                                                                                                                 [3] Credit Eligibility - There are red flags on the fraud report that have not been      required.                                                                          (2022/XX/22): See                                                                                                                                                                  Due Diligence Loan Designation is Non QM.                                                    of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                 addressed: Credit Report: Original // Borrower: XXX                                                                                                                         attached Fraud                                                                                                                                                                     [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: There is no tracking or
                                                                                                                                                                                                                                                                                                                                                                             report.                                                                                                                                                                            [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late eSigned documenting the borrower received the initial CD 3 days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL                                                                                                                                                                 charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                             COMMENT                                                                                                                                                                            [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/22): The                                                                                                                                                                  Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                             Fraud Report                                                                                                                                                                       business days prior to closing. (Initial/04/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                             provided is 141 days
                                                                                                                                                                                                                                                                                                                                                                             prior to loan
                                                                                                                                                                                                                                                                                                                                                                             closing and has
                                                                                                                                                                                                                                                                                                                                                                             unaddressed high
                                                                                                                                                                                                                                                                                                                                                                             alerts.  A pre
                                                                                                                                                                                                                                                                                                                                                                             closing Fraud Report
                                                                                                                                                                                                                                                                                                                                                                             with all high alerts
                                                                                                                                                                                                                                                                                                                                                                             addressed is
                                                                                                                                                                                                                                                                                                                                                                             required.
243208986 XXX       $XXX      NY    6/XX/2021  11/XX/2020   Primary    Purchase               Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 not found in   REVIEWER - CURED COMMENT (2022/XX/18): Sufficient Cure Provided At Closing                                                                                                                      -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late the file.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       charge percent of 5.00000% exceeds the state maximum of 2%.                                  State Compliance - New York Late Charge Percent Testing: Per the Note the late charge is 5% exceeding
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations   the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                List of Homeownership Counseling Organizations not provided to applicant within three (3)    Within 3 Business Days of Application: Evidence in the file indicates the application date was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days of application.                                                                11/XX/2020. Evidence of an earlier disclosure was not included in the file. The earliest disclosure was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not       04/XX/2021.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                evidence the consumer was provided with the right to receive a copy of the Appraisal         Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: Evidence in the file indicates the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure within 3 days of the loan application date.                                       application date was 11/XX/2020. Evidence of an earlier disclosure was not included in the file. The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan   earliest disclosure was 04/XX/2021.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days   Federal Compliance - TRID Loan Estimate Timing: Evidence in the file indicates the application date was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                of application. (Initial/04/XX/2021)                                                         11/XX/2020. Evidence of an earlier disclosure was not included in the file. The earliest disclosure was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided  04/XX/2021.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $125.00 exceeds tolerance of $40.00 plus 10% or $44.00.  Sufficient or excess cure was provided to the borrower at Closing. (0)
243379418 XXX       $XXX      NY    2/XX/2021  11/XX/2020   Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    The loan is missing the initial 1003 signed and dated                                                                                                                                                     3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Documentation for overtime not provided to verify   SELLER - GENERAL COMMENT (2022/XX/07): XXX Decision Cert and Income documents   GENERAL COMMENT (2022/XX/07): XXX Decision Cert and Income documents attached. VVOE                             TILA ATR/QM
                                                                                                                                                                                                 were not met                                                                                                                                                                                                                                                                                                                                                   Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. additional income used to qualify.                                                                      attached. VVOE shows customer avg hours worked per pay period at 105. income    shows customer avg hours worked per pay period at 105. income supported with paystubs
                                                                                                                                                                                                 [3] Insurance Documentation - Hazard Insurance Error: Missing HO-6 policy, blanket                                                                                                                                                                                                                                                                             Due Diligence Loan Designation is Non QM.                                                    State Compliance - New York Late Charge Percent Testing: Note reflects 5% late charge percentage.       supported with paystubs and w2's.                                               and w2's.
                                                                                                                                                                                                 hazard insurance policy provided does not contain unit interior coverage.                                                                                                                                                                                                                                                                                      [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 -       REVIEWER - GENERAL COMMENT (2022/XX/08): TWN income, paystubs and W-2 for 2019
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late October 2018 Test: The final CD disclosed the Amount of Escrowed Property Costs over Year 1 as          and 2020 are all available in file and associated appropriately.. However none  GENERAL COMMENT (2022/XX/16): WVOE is not required to calculate OT income per lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  $8,379.00 on page 4; however the Property Taxes, Insurance and HOA total $8,376.00 per year.  Provide a of these docs provide overtime income information for 2019 and 2020.. Only 2021 guidelines. Lender obtained 3 years w2's: 2018 $81778.79($6814.90 mo avg), 2019
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date:    post-close CD correcting the Escrow Account section and a copy of the letter of explanation letter sent YTD overtime income reflects on recent paystubs.. Kindly provide WVOE - income, $81794.82($6816.24 mo avg), 2020 $92403.33($7700.28 mo avg). 2021 YTD pay stub through
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to conclusively determine date of consummation. Note date used as transaction date    to the borrower disclosing the changes made.                                                            TWN income providing overtime income details for 2019 and 2020. Exception       2/XX/21(4th pay check 2021) $12703.71 ($XXX1.18 avg) Income used to qualify $6724.76.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                for purposes of determining compliance with rescission timing requirements                   Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Verification borrower       remains.                                                                        The underwriter used a conservative income figure as the last 3 years and YTD income
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs receieved Initital Closing Disclosure provided on 02/XX/2021 not provided at least 3 business days      REVIEWER - GENERAL COMMENT (2022/XX/13): EXCEPTION HISTORY - Exception Detail   supports a higher amount. Paystubs in file from 2020 also show OT Income. OT income
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of   prior to closing 02/XX/2021.                                                                            was updated on 12/XX/2022 PRIOR Exception Detail: Ability to Repay / Qualified  supported with over 3 years of history.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Estimated Property Costs over Year 1 of 8,379.00 on Final Closing Disclosure provided on                                                                                                             Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                02/XX/2021 not accurate. (Final/02/XX/2021)                                                                                                                                                          tested as Non-QM.  Due Diligence Loan Designation is ATR Fail.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA                                                                                                           SELLER - GENERAL COMMENT (2022/XX/16): WVOE is not required to calculate OT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)                                                                                                             income per lender guidelines. Lender obtained 3 years w2's: 2018
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/02/XX/2021)                                                                                                                                                 $81778.79($6814.90 mo avg), 2019 $81794.82($6816.24 mo avg), 2020
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided                                                                                                         $92403.33($7700.28 mo avg). 2021 YTD pay stub through 2/XX/21(4th pay check
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for                                                                                                                2021) $12703.71 ($XXX1.18 avg) Income used to qualify $6724.76. The underwriter
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $835.00 exceeds tolerance of $585.00.  Sufficient or excess                                                                                                            used a conservative income figure as the last 3 years and YTD income supports a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                cure was provided to the borrower at Closing. (7506)                                                                                                                                                 higher amount. Paystubs in file from 2020 also show OT Income. OT income supported with over 3 years of history.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     REVIEWER - GENERAL COMMENT (2022/XX/19): Clarifying the issue: Loan was submitted without a loan designation. Testing was based using "undetermined".
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Please confirm loan designation for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     REVIEWER - CURED COMMENT (2022/XX/09): Sufficient Cure Provided At Closing
243434491 XXX       $XXX      NC    1/XX/2021  11/XX/2020   Primary    Purchase               Non QM       3        C        C        B        B                                                 [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is      There is a shortfall of $8,705.00.                                                 SELLER - GENERAL                                                                                                       3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Originator Loan Designation not provided. Loan                                                                                      GENERAL COMMENT (2022/XX/05): Cert Attached                                                                     TILA ATR/QM
                                                                                                                                                                                                 insufficient.                                                                                                                                                               COMMENT                                                                                                                                                                            Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. tested as Non-QM. Due Diligence Loan Designation is Non QM.
                                                                                                                                                                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                    (2022/XX/05): Cert                                                                                                                                                                 Due Diligence Loan Designation is Non QM.                                                    State Compliance - North Carolina First Lien Late Charge Percent Testing: Note late charge percent of
                                                                                                                                                                                                 provided                                                                                                                                                                    Attached                                                                                                                                                                           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               5.00000% exceeds the state maximum of 4%.
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL                                                                                                                                                                 [2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date
                                                                                                                                                                                                                                                                                                                                                                             COMMENT                                                                                                                                                                            Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.           not provided.
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/06): The MI                                                                                                                                                               [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided
                                                                                                                                                                                                                                                                                                                                                                             certificate was                                                                                                                                                                    Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and      Within 3 Business Days of Application: List of Homeownership Counseling Organizations not provided to
                                                                                                                                                                                                                                                                                                                                                                             provided evidencing                                                                                                                                                                Transaction Date used to determine rate used for testing.                                    applicant within three (3) business days of application
                                                                                                                                                                                                                                                                                                                                                                             MI insurance is in                                                                                                                                                                 [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations   Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: File does not evidence the consumer was
                                                                                                                                                                                                                                                                                                                                                                             place at origination                                                                                                                                                               Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan
                                                                                                                                                                                                                                                                                                                                                                             however the monthly                                                                                                                                                                List of Homeownership Counseling Organizations not provided to applicant within three (3)    application date.
                                                                                                                                                                                                                                                                                                                                                                             premium is not                                                                                                                                                                     business days of application.                                                                Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not
                                                                                                                                                                                                                                                                                                                                                                             outlined on the                                                                                                                                                                    [2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not       provided to Borrower(s) at least three (3) business days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                             certificate. The                                                                                                                                                                   evidence the consumer was provided with the right to receive a copy of the Appraisal         Federal Compliance - TRID Loan Estimate Timing: Loan Estimate not delivered or placed in the mail to
                                                                                                                                                                                                                                                                                                                                                                             premium amount                                                                                                                                                                     Disclosure within 3 days of the loan application date.                                       Borrower(s) within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                             appears on the first                                                                                                                                                               [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                             payment letter, 1008                                                                                                                                                               Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                             and/or CD and                                                                                                                                                                      business days prior to closing. (Initial/01/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                             matches the amount                                                                                                                                                                 [2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan
                                                                                                                                                                                                                                                                                                                                                                             calculated from the                                                                                                                                                                Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days
                                                                                                                                                                                                                                                                                                                                                                             rates on the                                                                                                                                                                       of application. (Initial/12/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                             certificate.
243904485 XXX       $XXX      NY    2/XX/2021  11/XX/2020   Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Income Documentation - Income Docs Missing:: Borrower: XXX, Borrower: XXX Paystubs   Paystubs are required by the AUS, and have not been provided                                                                                                                                              2           B           B           B           B           [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late                                                                                                                                                                                                                                                                                                         -
                                                                                              SHQM                                                                                               Paystubs                                                                                 Missing insurance and tax verification for XXX                                                                                                                                                                                                                        charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                              (GSE/Agency                                                                                        [3] Income Documentation - REO Documents are missing.: Address: XXX, NY Insurance                                                                                                                                                                                                                                                                              [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                              Eligible)                                                                                          Verification, Tax Verification                                                                                                                                                                                                                                                                                                                                 Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
243680294 XXX       $XXX      IL    4/XX/2021  11/XX/2020   Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                                                                             3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Loan designation provided by lender.                                                                                                                                                                                                                TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Date Info: Waterfalling to non-QM requirements due to UTD designation, two year history not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - QM Employment History - Current and/or Previous Employment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Dates to verify two years employment history for current and/or prior employment.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (XXX/XXX/11676770)
243297240 XXX       $XXX      NE    5/XX/2021  11/XX/2020   Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note      Note date is 05/XX/2021 and policy end date is 07/XX/2021. Paid through impound                                                                                                                           2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing the initial,                                                                                                                                                                                                        -
                                                                                              SHQM                                                                                               Date.: Hazard Insurance Policy Expiration Date 07/XX/2021, Note Date 05/XX/2021          and not prepaid at or before closing the subject loan.                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        borrower signed ad dated, 1003
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% fee
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         of $1,059.50 exceeds tolerance of $702.00 plus 10% or $772.20.  Insufficient or no cure was  tolerance was exceeded by $287.30 Title - Settlement $50.00. Title - Closing Protection Letter of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided to the borrower. (0)                                                                $25.00. Title - Lender's Title Insurance of $340.50. Title - Courier of $50.00 and Title - Wire $25.0.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             There is no change circumstance documentation supporting these increases.
243788246 XXX       $XXX      NY    2/XX/2021  11/XX/2020   Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Income Eligibility - Borrower has un-audited YTD P&L and Account statements are not  The most recent account statements do not cover the period of time of the P&L                                                                                                                             2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial signed and dated                                                                                                                                                                                                    -
                                                                                              SHQM                                                                                               for latest two months represented by the YTD P&L Statement.  (GSE COVID-19): Borrower:   Statement. Please provide account statement for 11/XX/2021                                                                                                                                                                                                            [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late 1003 not found at time of review, 11/XX/2022
                                                                                              (GSE/Agency                                                                                        XXX // Employment Type: Employment / Income Type: Sole Proprietor / Start Date:          Unable to determine hazard insurance shortfall, binder not found at time of                                                                                                                                                                                           charge percent of 5.00000% exceeds the state maximum of 2%.                                  Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided
                                                                                              Eligible)                                                                                          04/XX/2001                                                                               review, 11/XX/2022                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations   Within 3 Business Days of Application: List of Homeownership Counseling Organizations not dated or
                                                                                                                                                                                                 [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is      Hazard insurance policy on subject property not found at time of review,                                                                                                                                                                                              Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): signed
                                                                                                                                                                                                 insufficient.                                                                            11/XX/2022                                                                                                                                                                                                                                                            List of Homeownership Counseling Organizations not provided to applicant within three (3)    Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not
                                                                                                                                                                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                   Tax certificate for subject property not found at time of review, 11/XX/2022                                                                                                                                                                                          business days of application.                                                                provided to Borrower(s) at least three (3) business days prior to closing. (Initial/02/XX/2021)
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Tax Certificate not provided            Third party verification of self employment, in the form of a business license, or                                                                                                                                                                                    [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero
                                                                                                                                                                                                 [3] Document Error - Missing verification of the existance of self-employed business     CPA letter has not been provided.                                                                                                                                                                                                                                     Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $288.60 exceeds tolerance of $188.00.
                                                                                                                                                                                                 within 20 days of the Note Date (COVID-19).: Borrower: XXX // Employment Type:           Most recent business account statements do not cover the period of time of the P&L                                                                                                                                                                                    business days prior to closing. (Initial/02/XX/2021)                                         Insufficient or no cure was provided to the borrower.
                                                                                                                                                                                                 Employment / Income Type: Sole Proprietor / Start Date: 04/XX/2001 Application Date:     Statement                                                                                                                                                                                                                                                             [2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated
                                                                                                                                                                                                 11/XX/2020;                                                                                                                                                                                                                                                                                                                                                    Disclosure   Corrected Closing Disclosure provided on or after 02/XX/2021 contains a change
                                                                                                                                                                                                 [3] Document Error - Un-audited P&L Statement provided.  Average monthly deposits on the                                                                                                                                                                                                                                                                       in APR and was not received by borrower at least three (3) business days prior to
                                                                                                                                                                                                 business Account statements do not support the average monthly income on the YTD P&L                                                                                                                                                                                                                                                                           consummation
                                                                                                                                                                                                 Statement.  (GSE COVID-19)                                                                                                                                                                                                                                                                                                                                     [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Tax.  Fee Amount of $288.60 exceeds tolerance of $188.00.  Insufficient or no cure was provided to the borrower. (8304)
243580503 XXX       $XXX      NC    12/XX/2020 11/XX/2020   Investment Purchase               N/A          2        B        B        B        B                                                 [3] Application / Processing - 1003/Declarations:  F. Are you a co-signer or guarantor   Section 5B question F was answered yes.                                                                                                                                                                   2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing signed and dated                                                                                                                                                                                                    -
                                                                                                                                                                                                 on any debt or loan that is not disclosed on this application? reflects Yes.  Missing    Additional REO properties XXX and XXX (excluding Primary Residence) listed on the                                                                                                                                                                                     [2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina initial 1003.
                                                                                                                                                                                                 documented and/or does not meet guideline requirements.: Borrower: XXX, Borrower: XXX    1003 are missing Mortgage statements, Verification of taxes and verification of                                                                                                                                                                                       Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.           State Compliance - North Carolina First Lien Late Charge Percent Testing: Note late charge percent of
                                                                                                                                                                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, NC, Address: XXX,   Insurance.                                                                                                                                                                                                                                                                                                                                                         5.00000% exceeds the state maximum of 4%.
                                                                                                                                                                                                 NC Insurance Verification, Statement, Tax Verification
                                                                                                                                                                                                 Insurance Verification, Statement, Tax Verification
243227053 XXX       $XXX      TN    2/XX/2021  11/XX/2020   Primary    Refinance Limited      Temporary    1        A        A        A        A                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                   Missing hazard insurance policy.                                                                                                                                                                          1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Cash-out GSE           SHQM
                                                                                              (GSE/Agency
                                                                                              Eligible)
243808613 XXX       $XXX      NV    4/XX/2021  11/XX/2020   Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                   Hazard insurance evidence is missing.                                              SELLER - GENERAL                                                                                                       2           B           B           B           B           [2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA:        Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: Initial Escrow Account                                                                                       GENERAL COMMENT (2022/XX/05): Cert Attached                                                                     -
                                                                                              SHQM                                                                                               [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not Mortgage insurance certificate is missing.                                         COMMENT                                                                                                                                                                            Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.   Disclosure reflects the initial deposit amount of $408.74; however, $443.57 is reflected on the
                                                                                              (GSE/Agency                                                                                        provided                                                                                                                                                                    (2022/XX/05): Cert                                                                                                                                                                 [2] Federal Compliance - TRID Post Close Closing Disclosure Timing Regular Transactions:     5/XX/2021 post closing cd.
                                                                                              Eligible)                                                                                                                                                                                                                                                                      Attached                                                                                                                                                                           TILA-RESPA Integrated Disclosure   Three-Day Waiting Period Timing Violation.  Post Closing  Federal Compliance - TRID Post Close Closing Disclosure Timing Regular Transactions: APR on final CD is
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL                                                                                                                                                                 Disclosure reflects a change in APR, loan product, or addition of prepayment penalty which   3.166%, and APR on post closing CD is 4.071%. A corrected post closing CD or verification that the
                                                                                                                                                                                                                                                                                                                                                                             COMMENT                                                                                                                                                                            would have triggered an additional 3-day waiting period had it been correctly disclosed on   borrower had 3 business days to review the post closing CD, is required.
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/06): The MI                                                                                                                                                               the Final Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                             certificate was
                                                                                                                                                                                                                                                                                                                                                                             provided evidencing
                                                                                                                                                                                                                                                                                                                                                                             MI insurance is in
                                                                                                                                                                                                                                                                                                                                                                             place at origination
                                                                                                                                                                                                                                                                                                                                                                             however the monthly
                                                                                                                                                                                                                                                                                                                                                                             premium is not
                                                                                                                                                                                                                                                                                                                                                                             outlined on the
                                                                                                                                                                                                                                                                                                                                                                             certificate. The
                                                                                                                                                                                                                                                                                                                                                                             premium amount
                                                                                                                                                                                                                                                                                                                                                                             appears on the first
                                                                                                                                                                                                                                                                                                                                                                             payment letter, 1008
                                                                                                                                                                                                                                                                                                                                                                             and/or CD and
                                                                                                                                                                                                                                                                                                                                                                             matches the amount
                                                                                                                                                                                                                                                                                                                                                                             calculated from the
                                                                                                                                                                                                                                                                                                                                                                             rates on the
                                                                                                                                                                                                                                                                                                                                                                             certificate.
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL
                                                                                                                                                                                                                                                                                                                                                                             COMMENT
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/15):
                                                                                                                                                                                                                                                                                                                                                                             Duplicate MI cert
                                                                                                                                                                                                                                                                                                                                                                             received. It does
                                                                                                                                                                                                                                                                                                                                                                             not reflect the
                                                                                                                                                                                                                                                                                                                                                                             monthly premium
                                                                                                                                                                                                                                                                                                                                                                             amount. Exception
                                                                                                                                                                                                                                                                                                                                                                             remains.
243672717 XXX       $XXX      CA    4/XX/2021  11/XX/2020   Primary    Refinance Rate/Term    Temporary    1        A        A        A        A                                                 [3] Guideline Issue - This loan closed during the COVID-19 affected timeframe.  Asset    This loan closed during the COVID-19 affected timeframe. Asset Account date is                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                                              SHQM                                                                                               Account date is more than 60 days prior to the Note date or notary date.: Financial      more than 60 days prior to the Note date or notary date.
                                                                                              (GSE/Agency                                                                                        Institution: XXX // Account Type: Checking / Account Number: XXXX Note Date: 04/XX/2021;
                                                                                              Eligible)                                                                                          Notary Date: 04/XX/2021
243345373 XXX       $XXX      NY    5/XX/2021  1/XX/2021    Primary    Purchase               Safe Harbor  3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Unable to confirm TSHQM                                                                                                                                                                                                                         TILA ATR/QM
                                                                                              QM                                                                                                                                                                                                                                                                                                                                                                                                                                                                2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    Federal Compliance - TRID Lender Credit Tolerance Violation: Lender credit of $80 is less than the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation of Safe Harbor QM.                                            binding amount of $1268 due to missing a valid COC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated       Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: No cure was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of       provided to the borrower by the Lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $-80.00  is less than amount of binding Lender Credit previously disclosed in the amount of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $-1,268.00. (9300)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,675.00 exceeds tolerance of $680.00 plus 10% or $748.00.  Insufficient or no cure was provided to the borrower. (0)
243587308 XXX       $XXX      CT    5/XX/2021  12/XX/2020   Second     Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, FL Insurance        The file is missing homeowners insurance for the borrowers primary residence to                                                                                                                           2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 Loan                                                                                                                                                                                                           -
                                                            Home                              SHQM                                                                                               Verification                                                                             determine accurate monthly expenses.                                                                                                                                                                                                                                  [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   Application is missing from the file.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and      Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10%
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing.                                    tolerance was exceeded by $384.30 due to increase in title and recording fees.  No valid COC provided,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        cure provided at closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,668.00 exceeds tolerance of $1,167.00 plus 10% or $1,283.70.  Insufficient or no cure was provided to the borrower. (0)
243070815 XXX       $XXX      NY    2/XX/2021  12/XX/2020   Second     Refinance Rate/Term    Temporary    3        C        C        C        C                                                 [3] Application / Processing - Mismatch of data related to Occupancy.: Borrower: XXX,                                                                                                                                                                                                              3           C           C           C           C           [3] Federal Compliance - Disparity in Occupancy - Not Tested As Primary: The mortgage loan   Federal Compliance - Disparity in Occupancy - Not Tested As Primary: Disparity in Occupancy.  Final     SELLER - GENERAL COMMENT (2022/XX/07): The loan was underwritten as a 2nd home. GENERAL COMMENT (2022/XX/07): The loan was underwritten as a 2nd home. XXX decision                             Other
                                                            Home                              SHQM                                                                                               Borrower: XXX Occupancy: Second Home; Declarations/Will borrower occupy: Yes                                                                                                                                                                                                                                                                                   file contains documenting evidence the consumer intends to occupy the subject property as    1003 Reflected Borrower would Occupy the Subject property as a Primary.                                 XXX decision cert attached.                                                     cert attached.                                                                                                  Exceptions
                                                                                              (GSE/Agency                                                                                        Occupancy: Second Home; Declarations/Will borrower occupy: Yes                                                                                                                                                                                                                                                                                                 their primary residence. (Compliance testing performed based on the Occupancy Type of Second Federal Compliance - (Missing Data) Last Rate Set Date: The Rate Lock Agreement was not Proivided.      REVIEWER - GENERAL COMMENT (2022/XX/10): On the final 1003, borrower has
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         Home).  Determination has not been made as to whether the loan would be High Cost and/or     Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The Closing Disclosure      declared that will intend to occupy the property as primary residence due to    GENERAL COMMENT (2022/XX/16): "See attached Final 1003 verifying borrower intends to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                HPML if ran as a Primary Residence.                                                          Issue Date Reflected was 2/XX/2021.                                                                     which this exception has triggered in order to mitigate this exception we would occupy subject property of XXX, NY as Second Home (section 3a).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No Change  need a signed 1003 with the borrower's declaration which states the borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   of Circumstance was Provided.                                                                           will not intend to occupy the property as primary residence. Exception Remains  ATR adequately supported. Compensating factors  1- Good residual income  2- Low
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and      No Cure was Provided.                                                                                   SELLER - GENERAL COMMENT (2022/XX/16): "See attached Final 1003 verifying       housing ratio  3- LTV 25%  4- Excellent mortgage/credit pay history  5- Large amount
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.                                    Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No Change  borrower intends to occupy subject property of XXX, NY as Second Home (section  of equity in other real estate owned  6- Documented Savings Pattern "
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   of Circumstance was Provided.                                                                           3a).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     No Cure was Provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/02/XX/2021)                                                                                                                                                 ATR adequately supported. Compensating factors  1- Good residual income  2- Low
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure                                                                                                               housing ratio  3- LTV 25%  4- Excellent mortgage/credit pay history  5- Large
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -                                                                                                          amount of equity in other real estate owned  6- Documented Savings Pattern "
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Recording Service Fee.  Fee Amount of $75.00 exceeds tolerance of $0.00.  Insufficient or no                                                                                                         REVIEWER - GENERAL COMMENT (2022/XX/16): Duplicate 1003 received. Section 5:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                cure was provided to the borrower. (75197)                                                                                                                                                           Declarations question A has being marked as "YES" - will you occupy the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure                                                                                                               property as you primary residence. Occupancy certificate not in file. Exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan                                                                                                             remains.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Discount Points.  Fee Amount of $877.50 exceeds tolerance of $300.00.  Insufficient or no cure was provided to the borrower. (7200)
243132513 XXX       $XXX      KY    4/XX/2021  2/XX/2021    Primary    Purchase               Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien:                                                                                                                                                                                                    -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   There were no seller paid fees on the borrower's final CD or the Seller's CD.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and      Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial CD provided on
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing.                                    4/XX/2021 was not provided three business days prior to the closing date of 4/XX/2021.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                First Lien: TRID Final Closing Disclosure 04/XX/2021 on a first lien purchase transaction    tolerance was exceeded by $401.27 due to increase of Recording fee and Title   Endorsement Fee.  No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to valid COC provided, nor evidence of cure in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Borrower paid fees.) (Final/04/XX/2021)                                                      Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   Percent Fee Tolerance exceeded for Transfer Tax Fee. Fee Amount of $81.00 exceeds tolerance of $0.00. A
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     valid change of circumstance was not provided. Insufficient or no cure was provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/04/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,653.07 exceeds tolerance of $1,138.00 plus 10% or $1,251.80.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Tax.  Fee Amount of $81.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (8304)
243605922 XXX       $XXX      TX    6/XX/2021  12/XX/2020   Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Income Documentation - Income Docs Missing:: Borrower: XXX Telephone Listing /       per VVOE for the Sch. C income, the verification method is through a Google        SELLER - GENERAL                                                                                                       2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing the initial, signed                                                                                 GENERAL COMMENT (2022/XX/05): Cert Attached                                                                     -
                                                                                              SHQM                                                                                               Internet Search / Directory Assistance                                                   search. missing the Google search.                                                 COMMENT                                                                                                                                                                            [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same       1003.
                                                                                              (GSE/Agency                                                                                        [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not Missing mortgage insurance certificate.                                            (2022/XX/05): Cert                                                                                                                                                                 Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance
                                                                                              Eligible)                                                                                          provided                                                                                                                                                                    Attached                                                                                                                                                                           Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The (Circuit 2, 5, 7, 8, 9, 10 or DC): The refinanced loan is not the same lender as the old loan. H8 form
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL                                                                                                                                                                 H-8 form was used, the H-9 form should have been used.                                       used.
                                                                                                                                                                                                                                                                                                                                                                             COMMENT                                                                                                                                                                            [2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1    Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: This is due
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/06): The MI                                                                                                                                                               Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property   to the flood coverage that is within the PITIA. The final closing disclosure does note reflect this
                                                                                                                                                                                                                                                                                                                                                                             certificate was                                                                                                                                                                    Costs over Year 1 of 1,036.96 on Final Closing Disclosure provided on 06/XX/2021 not         premium.
                                                                                                                                                                                                                                                                                                                                                                             provided evidencing                                                                                                                                                                accurate. (Final/06/XX/2021)                                                                 Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Missing initial, signed
                                                                                                                                                                                                                                                                                                                                                                             MI insurance is in                                                                                                                                                                 [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   closing disclosure.
                                                                                                                                                                                                                                                                                                                                                                             place at origination                                                                                                                                                               Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Increased
                                                                                                                                                                                                                                                                                                                                                                             however the monthly                                                                                                                                                                business days prior to closing. (Initial/05/XX/2021)                                         discount point fee with no cure. Change of circumstance sheet provided does not reflect this.
                                                                                                                                                                                                                                                                                                                                                                             premium is not                                                                                                                                                                     [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                             outlined on the                                                                                                                                                                    Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                             certificate. The                                                                                                                                                                   Discount Points.  Fee Amount of $2,890.00 exceeds tolerance of $2,775.00.  Insufficient or
                                                                                                                                                                                                                                                                                                                                                                             premium amount                                                                                                                                                                     no cure was provided to the borrower. (7200)
                                                                                                                                                                                                                                                                                                                                                                             appears on the first
                                                                                                                                                                                                                                                                                                                                                                             payment letter, 1008
                                                                                                                                                                                                                                                                                                                                                                             and/or CD and
                                                                                                                                                                                                                                                                                                                                                                             matches the amount
                                                                                                                                                                                                                                                                                                                                                                             calculated from the
                                                                                                                                                                                                                                                                                                                                                                             rates on the
                                                                                                                                                                                                                                                                                                                                                                             certificate.
243848149 XXX       $XXX      NY    2/XX/2021  12/XX/2020   Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: There is no evidence of the REVIEWER - CURED COMMENT (2022/XX/16): Sufficient Cure Provided At Closing                                                                                                                      -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late borrower receiving the initial Closing Disclosure issued 2/XX/2021. Using date 3 business days after    REVIEWER - CURED COMMENT (2022/XX/16): Sufficient Cure Provided At Closing
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       charge percent of 5.00000% exceeds the state maximum of 2%.                                  the date issued, which is 2/XX/2021 as the receipt date, the initial Closing Disclosure was not         REVIEWER - CURED COMMENT (2022/XX/16): Sufficient Cure Provided At Closing
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi    provided at least three days prior to the closing date of 2/XX/2021.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to  Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                determine if correct TILA rescission form was used. (H-8 Form was used and property is in    lender has provided adequate cure at closing for a ten percent tolerance violation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)                            Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date:    The lender has provided adequate cure at closing for a zero percent tolerance violation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to conclusively determine date of consummation. Note date used as transaction date    Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                for purposes of determining compliance with rescission timing requirements                   The lender has provided adequate cure at closing for a zero percent tolerance violation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/02/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $680.00 exceeds tolerance of $436.00 plus 10% or $479.60.  Sufficient or excess cure was provided to the borrower at Closing. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Attorney's Fee (Closing Agent and Other).  Fee Amount of $775.00 exceeds tolerance of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $600.00.  Sufficient or excess cure was provided to the borrower at Closing. (7589)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $578.00 exceeds tolerance of $539.00.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
243661422 XXX       $XXX      CO    1/XX/2021  11/XX/2020   Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                   Verification of employment was conducted on 12/XX/2020 which is more than 10                                                                                                                              3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Guideline not provided in file. Unable to determine                                                                                                                                                                                                 TILA ATR/QM
                                                                                                                                                                                                 [3] Income Documentation - Verification(s) of employment is not within 10 business days  business days to application date.                                                                                                                                                                                                                                    Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. loan designation.
                                                                                                                                                                                                 of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start                                                                                                                                                                                                                                                                        Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Fees
                                                                                                                                                                                                 Date: 08/XX/2000                                                                                                                                                                                                                                                                                                                                               [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               increased at final closing with no valid change of circumstance provided for the increase.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $988.00 exceeds tolerance of $121.00 plus 10% or $133.10.  Insufficient or no cure was provided to the borrower. (0)
243404531 XXX       $XXX      NY    2/XX/2021  11/XX/2020   Second     Refinance Rate/Term    Safe Harbor  3        C        C        B        B                                                 [3] Income Documentation - Income Docs Missing:: Borrower: XXX W-2                       Provide 2020 W2 from XXX.                                                                                                                                                                                 3           C           C           B           B           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Loan is failing income requirements due to                                                                                                                                                                                                      TILA ATR/QM
                                                            Home                              QM                                                                                                 [3] Income Documentation - Income documentation requirements not met.                    Provide 2020 W2 from XXX to meet guideline requirement.                                                                                                                                                                                                               2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    missing most recent W2.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation of Safe Harbor QM.                                            Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing       Received Date: A LE was provided after the initial CD was provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate  Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Rate lock
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided on or after the date the Closing Disclosure was provided. (The Revised Loan         fee was last disclosed as $0.00 on LE but disclosed as $236.47 on Final Closing Disclosure.  The change
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Estimate was received on or after the Closing Disclosure.) (Interim/02/XX/2021)              of circumstances say change to lock status however no description given.  Provide a post-close CD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       disclosing the tolerance cure to include $236.47, a copy of refund check, proof of delivery, and a copy
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate     of the letter of explanation sent to the borrower disclosing the changed made or VCC.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lock Fee.  Fee Amount of $236.47 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7335)
243836324 XXX       $XXX      FL    1/XX/2021  12/XX/2020   Primary    Purchase               Temporary    2        B        B        B        B                                                 [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is      HOI coverage is insufficient by $XXX.  Provide updated policy reflecting minimum   SELLER - GENERAL                                                                                                       2           B           B           B           B           [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier                                                                                         GENERAL COMMENT (2022/XX/05): Cert Attached                                                                     -
                                                                                              SHQM                                                                                               insufficient.                                                                            coverage of $XXX OR provide copy of insurer's replacement cost estimate supporting COMMENT                                                                                                                                                                            Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     borrower receipt was not found in file.
                                                                                              (GSE/Agency                                                                                        [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not current  coverage amount.                                                          (2022/XX/05): Cert                                                                                                                                                                 business days prior to closing. (Initial/01/XX/2021)                                         Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10%
                                                                                              Eligible)                                                                                          provided                                                                                                                                                                    Attached                                                                                                                                                                           [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        tolerance was exceeded by $221.80 due to increase of Title Survey and Title Search fees.  No valid COC
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL                                                                                                                                                                 Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount provided, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to
                                                                                                                                                                                                                                                                                                                                                                             COMMENT                                                                                                                                                                            of $2,715.50 exceeds tolerance of $2,267.00 plus 10% or $2,493.70.  Insufficient or no cure  include $2221.80, a copy of refund check, proof of delivery, and a copy of the letter of explanation
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/06): The MI                                                                                                                                                               was provided to the borrower. (0)                                                            sent to the borrower disclosing the changes made.
                                                                                                                                                                                                                                                                                                                                                                             certificate was                                                                                                                                                                    [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal
                                                                                                                                                                                                                                                                                                                                                                             provided evidencing                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for          Reinspection Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee,
                                                                                                                                                                                                                                                                                                                                                                             MI insurance is in                                                                                                                                                                 Appraisal Re-Inspection Fee.  Fee Amount of $145.00 exceeds tolerance of $0.00.              nor evidence of cure.  Provide a post-close CD disclosing the tolerance cure to include $145.00, a copy
                                                                                                                                                                                                                                                                                                                                                                             place at origination                                                                                                                                                               Insufficient or no cure was provided to the borrower. (75103)                                of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower
                                                                                                                                                                                                                                                                                                                                                                             however the monthly                                                                                                                                                                                                                                                             disclosing the changes made.
                                                                                                                                                                                                                                                                                                                                                                             premium is not
                                                                                                                                                                                                                                                                                                                                                                             outlined on the
                                                                                                                                                                                                                                                                                                                                                                             certificate. The
                                                                                                                                                                                                                                                                                                                                                                             premium amount
                                                                                                                                                                                                                                                                                                                                                                             appears on the first
                                                                                                                                                                                                                                                                                                                                                                             payment letter, 1008
                                                                                                                                                                                                                                                                                                                                                                             and/or CD and
                                                                                                                                                                                                                                                                                                                                                                             matches the amount
                                                                                                                                                                                                                                                                                                                                                                             calculated from the
                                                                                                                                                                                                                                                                                                                                                                             rates on the
                                                                                                                                                                                                                                                                                                                                                                             certificate.
243596578 XXX       $XXX      NY    3/XX/2021  2/XX/2021    Primary    Purchase               Non QM       3        C        C        B        B                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, NY Insurance        Property taxes for REO property listed on final 1003 is significantly less;                                                                                                                               3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Loan tested at UTD.  Unable to find loan                                                                                                                                                                                                            TILA ATR/QM
                                                                                                                                                                                                 Verification                                                                             missing hazard insurance policy. Rental property is owned free and clear of a                                                                                                                                                                                         Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. designation in file.
                                                                                                                                                                                                                                                                                          mortgage lien.                                                                                                                                                                                                                                                        Due Diligence Loan Designation is Non QM.                                                    State Compliance - New York Late Charge Percent Testing: Per note late charge percentage exceeds state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               maximum by 3.00%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  is dated 03/XX/2021 was not provided to borrower within 3 business days of closing 3/XX/2021.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/03/XX/2021)
243536729 XXX       $XXX      WI    3/XX/2021  12/XX/2020   Primary    Purchase               Non QM       3        C        C        B        B                                                 [3] Income Documentation - Income Docs Missing:: Borrower: XXX Balance Sheet                                                                                                                                                                                                                       3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified                                                                                                                                                                                                                                                                                                                 TILA ATR/QM
                                                                                                                                                                                                 [3] General - Missing Document: COVID-19 Attestation not provided                                                                                                                                                                                                                                                                                              Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
243383836 XXX       $XXX      MD    12/XX/2020 11/XX/2020   Primary    Purchase               Non QM       3        C        C        B        B                                                 [3] General - Missing Document: COVID-19 Attestation not provided                        Covid-19 attestation is not in file.                                                                                                                                                                      3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Loan designation was not provided.                  SELLER - GENERAL COMMENT (2022/XX/07): XXX decision cert attached. Loan meets   GENERAL COMMENT (2022/XX/07): XXX decision cert attached. Loan meets ATR. Low ltv                               TILA ATR/QM
                                                                                                                                                                                                 [3] Closing / Title - Missing Document: Rider - Other not provided                       Rider documentation is not in file.                                                                                                                                                                                                                                   Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Loan was provided to        ATR. Low ltv 48.045%. Low DTI 22.757. good disposable income of $22529.33 per   48.045%. Low DTI 22.757. good disposable income of $22529.33 per month.
                                                                                                                                                                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, Address: XXX,       Tax certificate, Insurance verification, and Mortgage statements are not in file                                                                                                                                                                                      Due Diligence Loan Designation is Non QM.                                                    borrower on 12/XX/20 and was signed on 12/XX/2020.                                                      month.
                                                                                                                                                                                                 Address: XXX, Insurance Verification, Statement                                          for investment properties.                                                                                                                                                                                                                                            [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA                                                                                                           REVIEWER - GENERAL COMMENT (2022/XX/13): Documentation needed. Exception
                                                                                                                                                                                                 Insurance Verification, Statement, Tax Verification                                                                                                                                                                                                                                                                                                            Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)                                                                                                             Remains.
                                                                                                                                                                                                 Insurance Verification, Statement, Tax Verification                                                                                                                                                                                                                                                                                                            business days prior to closing. (Initial/12/XX/2020)                                                                                                                                                 REVIEWER - GENERAL COMMENT (2022/XX/19): EXCEPTION HISTORY - Exception Detail
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     was updated on 12/XX/2022 PRIOR Exception Detail: Ability to Repay / Qualified
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Fail.
243266270 XXX       $XXX      NY    2/XX/2021  12/XX/2020   Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         State Compliance - New York Late Charge Percent Testing: Late charge exceeds state max of 2%.           SELLER - GENERAL COMMENT (2022/XX/07): ATR adequately supported. Compensating   GENERAL COMMENT (2022/XX/07): ATR adequately supported. Compensating factors  1-                                TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: The file    factors  1- Strong residual income  2- Low housing/debt ratios  3 - Stable      Strong residual income  2- Low housing/debt ratios  3 - Stable employment history 4-
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    was missing a copy of the executed Affiliated Business Arrangement Disclosure or proof of the           employment history 4- Excellent credit/mortgage history   5- Documented savings Excellent credit/mortgage history   5- Documented savings pattern  6-  History of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late borrower's electronic receipt of the disclosure.                                                        pattern  6-  History of satisfactorily maintaining similar level of housing     satisfactorily maintaining similar level of housing and/or debt  7-  Strong equity in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                                                                                                                          and/or debt  7-  Strong equity in subject property, 38% LTV  8- Equity in other subject property, 38% LTV  8- Equity in other real estate owned
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure                                                                                                               real estate owned
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement                                                                                                             REVIEWER - GENERAL COMMENT (2022/XX/13): An originator loan designation was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure to borrower.                                                                                                                                                                              provided by the Seller.  Please provide designation for re-testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     REVIEWER - GENERAL COMMENT (2022/XX/19): EXCEPTION HISTORY - Exception Detail
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     was updated on 12/XX/2022 PRIOR Exception Detail: Ability to Repay / Qualified
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Risk.
243325085 XXX       $XXX      CA    5/XX/2021  4/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Application / Processing - 1003/Declarations:  F. Are you a co-signer or guarantor   Provide documentation that details information regarding Co-signer or guarantor                                                                                                                           3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Unable to determine if origination guidelines were                                                                                                                                                                                                  TILA ATR/QM
                                                                                                                                                                                                 on any debt or loan that is not disclosed on this application? reflects Yes.  Missing    debt that was not disclosed on loan application.                                                                                                                                                                                                                      Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. utilized for this diligence review. Loan Designation was not provided.
                                                                                                                                                                                                 documented and/or does not meet guideline requirements.: Borrower: XXX                   Provide evidence of Homeowners Insurance Policy with Sufficient coverage that is                                                                                                                                                                                      Due Diligence Loan Designation is Non QM.                                                    Application / Processing - Missing Document: Missing Lender's Initial 1003: Provide evidence of
                                                                                                                                                                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                   valid at time of closing.                                                                                                                                                                                                                                             [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               executed Initial Loan Application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application   Federal Compliance - Missing Initial Loan Application Test: Provide evidence of executed Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                date located in file.  Compliance tests were run using an application date of 04/XX/2021     Application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                which is 1 months prior to consummation. A lookback was performed to determine this          Federal Compliance - (Missing Data) Last Rate Set Date: Provide evidence of Rate Lock Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                application date.                                                                            Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   Within 3 Business Days of Application: Provide evidence of executed Initial Loan Application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and      Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.                                    Provide evidence of Home Owners Insurance to verify annual cost of payments.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations   Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Not Provided Within 3 Business Days of Application: Unable to determine compliance with      provided to Borrower on 05/XX/2021 and Closing Date was 05/XX/2021.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                timing requirements due to missing Initial Loan Application Date.                            Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October Attorney's Fee was not disclosed on LE dated 12/XX/2020, but disclosed as $300.00 on Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated       Disclosure. File does not contain a valid Change of Circumstance for this fee, nor evidence of cure in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Property Costs over Year 1 of 10,971.65 on Final Closing Disclosure provided on 05/XX/2021   file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                not accurate. (Final/05/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/04/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Attorney's Fee (Closing Agent Only).  Fee Amount of $300.00 exceeds tolerance of $0.00.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Insufficient or no cure was provided to the borrower. (75183)
243012159 XXX       $XXX      NY    2/XX/2021  12/XX/2020   Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               State Compliance - New York Late Charge Percent Testing: Data captured accurately per note document in                                                                                                                                                                                                  -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late file.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       charge percent of 5.00000% exceeds the state maximum of 2%.                                  Federal Compliance - (Missing Data) Last Rate Set Date: Rate lock document or alternative rate lock
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   document have not been provided in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and      Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Notary date not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.                                    reflected on security Instrument document. Property is a co-op.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date:    Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Fees
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to conclusively determine date of consummation. Note date used as transaction date    increased at final closing with no valid change of circumstance provided for the increase.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                for purposes of determining compliance with rescission timing requirements                   Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        fee increased from $541.00 to $741.00 at final closing with no valid change of circumstance provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount for the increase.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                of $2,310.00 exceeds tolerance of $80.00 plus 10% or $88.00.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $741.00 exceeds tolerance of $541.00.  Insufficient or no cure was provided to the borrower. (7506)
243749569 XXX       $XXX      CA    6/XX/2021  12/XX/2020   Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                   The file is missnig a copy of the hazard insurance policy.                                                                                                                                                2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: The file is missing a copy  REVIEWER - CURED COMMENT (2022/XX/14): Sufficient Cure Provided At Closing                                                                                                                      -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided of the signed and dated initial 1003.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for        Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing:
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         Appraisal Fee.  Fee Amount of $1,145.00 exceeds tolerance of $620.00.  Sufficient or excess  Appraisal Fee was  last disclosed as $620.00 on LE but disclosed as $1,145.00.00 on Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                cure was provided to the borrower at Closing. (7506)                                         Disclosure.  Cure was provided at closing
243903471 XXX       $XXX      NY    3/XX/2021  12/XX/2020   Second     Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Document Error - Hazard Insurance policy does not list Lender or Servicer and its    The Certificate of Liability Insurance with effective date of 04/XX/2021 to                                                                                                                               3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Application / Processing - Missing Document: Missing Lender's Initial 1003: The file was the missing    SELLER - GENERAL COMMENT (2022/XX/07): ATR adequately supported. Compensating   GENERAL COMMENT (2022/XX/07): ATR adequately supported. Compensating factors  1- Good                           TILA ATR/QM
                                                            Home                                                                                                                                 successors and assigns, per guideline requirements.                                      04/XX/2022 was not provided. The file contain insurance policy with effective                                                                                                                                                                                         Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. the Initial 1003.                                                                                       factors  1- Good residual income  2- Excellent mortgage/credit history  3-      residual income  2- Excellent mortgage/credit history  3- Conservative use of
                                                                                                                                                                                                                                                                                          dates of 04/XX/2020 to 04/01/21 with Lender or Servicer and its successors and                                                                                                                                                                                        Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: The Conservative use of revolving debt  4- Documented savings pattern  5- Stable    revolving debt  4- Documented savings pattern  5- Stable income/employment  6-
                                                                                                                                                                                                                                                                                          assigns.                                                                                                                                                                                                                                                              [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               loan is a 7year/6 month Adjustable Rate.                                                                income/employment  6- Reducing rate and monthly payment                         Reducing rate and monthly payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment       Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: The loan is a 7year/6 month      REVIEWER - GENERAL COMMENT (2022/XX/13): We can not regrade based on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing        Adjustable Rate.                                                                                        compensating factors.  Please provide designation for re-testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure provided on 03/XX/2021 disclosed an Estimated Total Monthly Payment (Maximum) for                                                                                                         REVIEWER - GENERAL COMMENT (2022/XX/13): EXCEPTION HISTORY - Exception Detail
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                payment stream 2 that does not match the actual total payment for the loan.                                                                                                                          was updated on 12/XX/2022 PRIOR Exception Detail: Ability to Repay / Qualified
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (ProjSeq:2/2064930)                                                                                                                                                                                  Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA-RESPA                                                                                                                tested as Non-QM.  Due Diligence Loan Designation is ATR Risk.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 03/XX/2021 with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan. (Final/03/XX/2021)
243137426 XXX       $XXX      NY    1/XX/2021  12/XX/2020   Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                             3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - ARM Disclosure Status Test: Evidence or receipt not found in file.                 SELLER - GENERAL COMMENT (2022/XX/07): ATR adequately supported. Compensating   GENERAL COMMENT (2022/XX/07): ATR adequately supported. Compensating factors  1- Good                           TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Federal Compliance - CHARM Booklet Disclosure Status: Evidence of receipt not found in file.            factors  1- Good residual income  2- Excellent mortgage/credit history  3-      residual income  2- Excellent mortgage/credit history  3- Equity in subject home, LTV
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    State Compliance - New York Late Charge Percent Testing: Late charge percentage reflected on            Equity in subject home, LTV 52.52%  4- Low housing ratio  5- Stable             52.52%  4- Low housing ratio  5- Stable income/employment  6- Reducing monthly housing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan  Consolidated Note.                                                                                      income/employment  6- Reducing monthly housing expense                          expense
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                program disclosure not provided to the borrower.                                                                                                                                                     REVIEWER - GENERAL COMMENT (2022/XX/13): An originator loan designation was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:                                                                                                              provided by the Seller.  Please provide designation for re-testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
243815112 XXX       $XXX      NY    2/XX/2021  12/XX/2020   Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash   Verified liquid assets in the amount of $0.00 are insufficient to meet cash to                                                                                                                            2           B           B           B           B           [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late State Compliance - New York Late Charge Percent Testing: Total fees financed by lender exceed permitted REVIEWER - CURED COMMENT (2022/XX/18): Sufficient Cure Provided At Closing                                                                                                                      -
                                                                                              SHQM                                                                                               From Borrower.: Documented qualifying Assets for Closing of  $0.00 is less than Cash     close of $298.40 Final 1008 reflects $200.06 as verified.                                                                                                                                                                                                             charge percent of 5.00000% exceeds the state maximum of 2%.                                  threshold.  Late charge exceeds New York state max of 2% of amount past due and/or grace period of 15
                                                                                              (GSE/Agency                                                                                        From Borrower $298.40.                                                                   The file is missing a copy of the hazard insurance policy.                                                                                                                                                                                                            [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   days.
                                                                                              Eligible)                                                                                          [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                                                                                         Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence that borrower was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/02/XX/2021)                                         provided with an ealier copy of appraisal at least 3 business days proir to closing not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $770.00 exceeds tolerance of $482.00.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
243366411 XXX       $XXX      NY    4/XX/2021  3/XX/2021    Primary    Purchase               Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late State Compliance - New York Late Charge Percent Testing: Note late charge percent of 5.00000% exceeds   REVIEWER - CURED COMMENT (2022/XX/09): Sufficient Cure Provided At Closing                                                                                                                      -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              charge percent of 5.00000% exceeds the state maximum of 2%.                                  the state maximum of 2%.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     provided to the borrower at least three business days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/04/XX/2021)                                         Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided Appraisal Fee was last disclosed as $680.00 on LE but disclosed as $815.00 on Final Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for        File does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a post-close CD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $815.00 exceeds tolerance of $680.00.  Sufficient or excess    disclosing the tolerance cure to include $5.00, a copy of refund check, proof of delivery, and a copy
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                cure was provided to the borrower at Closing. (7506)                                         of the letter of explanation sent to the borrower disclosing the changes made.
243546213 XXX       $XXX      FL    7/XX/2021  12/XX/2020   Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: A valid COC                                                                                                                                                                                                 -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount for the fee increases was not provided.  A tolerance cure of $630.47 is reflected but its insufficient
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       of $2,274.70 exceeds tolerance of $1,465.00 plus 10% or $1,611.50.  Insufficient or no cure  to cure all the tolerance violations totaling $866.90.  A breakdown of the tolerance cure was not
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         was provided to the borrower. (0)                                                            provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: A valid
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer COC for the fee addition was not provided.  A tolerance cure of $630.47 is reflected but its
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Tax.  Fee Amount of $838.20 exceeds tolerance of $825.00.  Insufficient or no cure was       insufficient to cure all the tolerance violations totaling $866.90.  A breakdown of the tolerance cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided to the borrower. (8304)                                                             was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: A valid
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate     COC for the fee addition was not provided.  A tolerance cure of $630.47 is reflected but its
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lock Fee.  Fee Amount of $190.50 exceeds tolerance of $0.00.  Insufficient or no cure was    insufficient to cure all the tolerance violations totaling $866.90.  A breakdown of the tolerance cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided to the borrower. (7335)                                                             was not provided.
243960633 XXX       $XXX      GA    2/XX/2021  12/XX/2020   Second     Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    All other conditions were not met                                                                                                                                                                         3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified                                                                                                                                                                                                                                                                                                                 TILA ATR/QM
                                                            Home                                                                                                                                 were not met                                                                                                                                                                                                                                                                                                                                                   Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.
                                                                                                                                                                                                 [2] Credit Documentation - Credit Report Error: Months Reported  was not provided:                                                                                                                                                                                                                                                                             Due Diligence Loan Designation is Non QM.
                                                                                                                                                                                                 Credit Report: Original // Liability Type: Installment / Current Balance: $531.46 / Line                                                                                                                                                                                                                                                                       [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                 Limit: <empty>                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                                                                                                                                 [2] Credit Eligibility - Public Record Issue:: Credit Report: Original // Public Record                                                                                                                                                                                                                                                                        Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                 Type: Collections / Balance: 100.00                                                                                                                                                                                                                                                                                                                            Transaction Date used to determine rate used for testing.
243691399 XXX       $XXX      FL    7/XX/2021  12/XX/2020   Primary    Purchase               Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: The initial 1003 Loan                                                                                                                                                                                                       -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   Application is missing from the file.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and      Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing.                                    Within 3 Business Days of Application: The file does not contain evidence the disclosure was provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations   to the borrower within 3 days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: The file does not contain evidence Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                List of Homeownership Counseling Organizations not provided to applicant within three (3)    to Receive Copy of Appraisal within 3 days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days of application.                                                                Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not       Annual figures from our review: taxes - $4394.73, ins - $2395.00, hoa $2259.96 = $2259.69 /12 =
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                evidence the consumer was provided with the right to receive a copy of the Appraisal         $754.14083
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure within 3 days of the loan application date.                                       Federal Compliance - TRID Loan Estimate Timing: The file does not contain evidence the Loan Estimate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October was delivered to the borrower within 3 days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated       Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Property Costs over Year 1 of 9,049.69 on Final Closing Disclosure provided on 07/XX/2021    tolerance was exceeded due to increase in title fees.  No valid COC provided, cure provided at closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                not accurate. (Final/07/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/04/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $716.50 exceeds tolerance of $156.00 plus 10% or $171.60.  Insufficient or no cure was provided to the borrower. (0)
243556034 XXX       $XXX      NY    2/XX/2021  12/XX/2020   Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Provide a signed and dated                                                                                                                                                                                                  -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late copy of the Lenders Initial 1003.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       charge percent of 5.00000% exceeds the state maximum of 2%.                                  State Compliance - New York Late Charge Percent Testing: Provide an addendum to the note with late
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   charges within the state limits.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Final LE is required to be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/02/XX/2021)                                         received by borrower at least 1 day prior to Initial CD.  Based on documentation in file, Final LE was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       received by borrower on or after date Initial CD was received.  Evidence of earlier receipt of LE was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer not located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Tax.  Fee Amount of $180.60 exceeds tolerance of $179.00.  Insufficient or no cure was       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided to the borrower. (8304)                                                             Tax Fee was  last disclosed as $179.00 on LE but disclosed as $180.60 on Final Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       File does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a post-close CD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  disclosing the tolerance cure to include $.40, a copy of refund check, proof of delivery, and a copy of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                SubEscrow Fee.  Fee Amount of $50.00 exceeds tolerance of $0.00.  Insufficient or no cure    the letter of explanation sent to the borrower disclosing the changes made.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                was provided to the borrower. (77185)                                                        Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             SubEscrow Fee was  last disclosed as $0 on LE but disclosed as $50.00 on Final Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             File does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a post-close CD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             disclosing the tolerance cure to include $50.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
243563481 XXX       $XXX      NY    2/XX/2021  12/XX/2020   Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing copy of executed                                                                                                                                                                                                    -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late Initial Loan Application.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       charge percent of 5.00000% exceeds the state maximum of 2%.                                  State Compliance - New York Late Charge Percent Testing: Note late charge percent of 5.00000% exceeds
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/02/XX/2021)                                         provided to Borrower(s) at least three (3) business days prior to closing.
243568664 XXX       $XXX      WA    3/XX/2021  12/XX/2020   Primary    Purchase               Non QM       3        C        C        B        B                                                 [3] Guideline Issue - Aged document: Primary Valuation is older than guidelines permit:  Missing tax and insurance verification for REO input.                              SELLER - GENERAL                                                                                                       3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified                                                                                                                 REVIEWER - CURED COMMENT (2022/XX/15): Sufficient Cure Provided At Closing      GENERAL COMMENT (2022/XX/05): Cert Attached                                                                     TILA ATR/QM
                                                                                                                                                                                                 Valuation Type: Appraisal / Valuation Report Date: 10/XX/2020                                                                                                               COMMENT                                                                                                                                                                            Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.
                                                                                                                                                                                                 [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is                                                                                         (2022/XX/05): Cert                                                                                                                                                                 Due Diligence Loan Designation is Non QM.
                                                                                                                                                                                                 insufficient.                                                                                                                                                               Attached                                                                                                                                                                           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                    REVIEWER - GENERAL                                                                                                                                                                 [1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided
                                                                                                                                                                                                 provided                                                                                                                                                                    COMMENT                                                                                                                                                                            At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total
                                                                                                                                                                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, WA Insurance                                                                                           (2022/XX/06): The MI                                                                                                                                                               amount of $353.50 exceeds tolerance of $240.00 plus 10% or $264.00.  Sufficient or excess
                                                                                                                                                                                                 Verification, Tax Verification                                                                                                                                              certificate was                                                                                                                                                                    cure was provided to the borrower at Closing. (0)
                                                                                                                                                                                                                                                                                                                                                                             provided evidencing
                                                                                                                                                                                                                                                                                                                                                                             MI insurance is in
                                                                                                                                                                                                                                                                                                                                                                             place at origination
                                                                                                                                                                                                                                                                                                                                                                             however the monthly
                                                                                                                                                                                                                                                                                                                                                                             premium is not
                                                                                                                                                                                                                                                                                                                                                                             outlined on the
                                                                                                                                                                                                                                                                                                                                                                             certificate. The
                                                                                                                                                                                                                                                                                                                                                                             premium amount
                                                                                                                                                                                                                                                                                                                                                                             appears on the first
                                                                                                                                                                                                                                                                                                                                                                             payment letter, 1008
                                                                                                                                                                                                                                                                                                                                                                             and/or CD and
                                                                                                                                                                                                                                                                                                                                                                             matches the amount
                                                                                                                                                                                                                                                                                                                                                                             calculated from the
                                                                                                                                                                                                                                                                                                                                                                             rates on the
                                                                                                                                                                                                                                                                                                                                                                             certificate.
243475850 XXX       $XXX      NY    1/XX/2021  12/XX/2020   Primary    Purchase               Non QM       3        C        C        B        B                                                 [3] General - Missing Document: Source of Funds/Deposit not provided                                                                                                                                                                               [3] Appraisal                                   3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: A loan designation was not provided by seller for                                                                                                                                                                                                   TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Data Integrity -                                                                                            Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. this loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Appraiser's                                                                                                 Due Diligence Loan Designation is Non QM.                                                    State Compliance - New York Late Charge Percent Testing: Late charge of 5% accurately captured as per
                                                                                                                                                                                                                                                                                                                                                                                                                                                    license or                                                                                                  [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               note document in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                    certification                                                                                               [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosed finance charges charges
                                                                                                                                                                                                                                                                                                                                                                                                                                                    was not active                                                                                              charge percent of 5.00000% exceeds the state maximum of 2%.                                  are $396,119.03. Due diligence finance charges are $ 399,144.03. There is a variance of -$3025.00.
                                                                                                                                                                                                                                                                                                                                                                                                                                                    at the time of                                                                                              [2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Federal Compliance - TRID Interim Closing Disclosure Timing Test: Corrected closing disclosure provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                    the appraisal.:                                                                                             Disclosure - Loan Calculations: Final Closing Disclosure provided on 01/XX/2021 disclosed an to borrower on 01/XX/2021 was not signed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Valuation Type:                                                                                             inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the    Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Fee change
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Appraisal /                                                                                                 loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure     with no cure or change of circumstance provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Valuation Report                                                                                            dated 01/XX/2021). (Final/01/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date: 01/XX/2021                                                                                            [2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure   Corrected Closing Disclosure provided on or after 01/XX/2021 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $5,560.01 exceeds tolerance of $254.00 plus 10% or $279.40.  Insufficient or no cure was provided to the borrower. (0)
243087330 XXX       $XXX      CA    3/XX/2021  12/XX/2020   Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial signed and dated                                                                                                                                                                                                    -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           1003 not provided.
                                                                                              (GSE/Agency
                                                                                              Eligible)
243643917 XXX       $XXX      MD    1/XX/2021  12/XX/2020   Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Insurance Documentation - Hazard Insurance Error: Subject hazard insurance premium                                                                                                                                                                                                             2           B           B           B           B           [2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided):                                                                                                                                                                                                 -
                                                                                              SHQM                                                                                               is missing from evidence of insurance.                                                                                                                                                                                                                                                                                                                         Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not     Net Tangible Benefit Worksheet is missing from the file
                                                                                              (GSE/Agency                                                                                        [3] Application / Processing - Missing Document: Fraud Report not provided                                                                                                                                                                                                                                                                                     provided to borrower.                                                                        Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure provided
                                                                                              Eligible)                                                                                          [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                                                                                         [2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower's   to the borrower on 1/XX/2021
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                ability to repay not verified with reliable documentation.                                   Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Insufficient cure provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     Insufficient cure provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/01/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,107.50 exceeds tolerance of $1,826.00 plus 10% or $2,008.60.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Tax.  Fee Amount of $45.50 exceeds tolerance of $35.00.  Insufficient or no cure was provided to the borrower. (8304)
243116223 XXX       $XXX      MD    4/XX/2021  12/XX/2020   Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                   Note for Subordinate Lien not provided.                                                                                                                                                                   2           B           B           B           B           [2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided):                                                                                                                                                                                                 -
                                                                                              SHQM                                                                                               [3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not                                                                                                                                                                                                                                                                             Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not     File missing evidence Maryland Tangible Net Benefit documentation provide to borrower's.
                                                                                              (GSE/Agency                                                                                        provided                                                                                                                                                                                                                                                                                                                                                       provided to borrower.                                                                        Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 not provided.
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations   Homeownership Counseling List is not signed and dated by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of           Federal Compliance - TRID Interim Closing Disclosure Timing Test: Closing Disclosure provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Homeownership Counseling Organizations to borrower.                                          04/XX/2021 reflecting a change in APR was not provided to borrower within three (3) business days or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated  closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure   Corrected Closing Disclosure provided on or after 04/XX/2021 contains a change  Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                in APR and was not received by borrower at least three (3) business days prior to            Tolerance Fee for Recording Fee and Recording Service Fee in the amount of $199.75 exceeds tolerance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                consummation                                                                                 fee of $120.00.  No evidence of sufficient cure or Change of Circumstance provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Ten
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount Percent Tolerance Fee for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                of $199.75 exceeds tolerance of $120.00 plus 10% or $132.00.  Insufficient or no cure was    Subordination Aggreement Fee in the amount of $250.l00 exceeds tolerance fee of $0.00. No evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided to the borrower. (0)                                                                sufficient cure or Change of Cir4cumstance provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Subordination Fee.  Fee Amount of $250.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7559)
243698684 XXX       $XXX      NY    4/XX/2021  12/XX/2020   Second     Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                   Hazard insurance policy not provided in file.                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure with                                                                                                                                                                                                     -
                                                            Home                              SHQM                                                                                               [3] Income Documentation - REO Documents are missing.: Address: XXX, NY Insurance        Tax and insurance documents not provided in file to verify expenses for                                                                                                                                                                                               Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     issue date of 4/15/21 is less than 3 business days prior to the Closing Date of 4/21/21.
                                                                                              (GSE/Agency                                                                                        Verification, Tax Verification                                                           real-estate owned.                                                                                                                                                                                                                                                    business days prior to closing. (Initial/04/XX/2021)
                                                                                              Eligible)
243196414 XXX       $XXX      MN    8/XX/2021  12/XX/2020   Primary    Purchase               Non QM       3        C        C        C        C                                                 [3] Guideline Issue - Borrower has been on current job less than 2 years, and prior                                                                                                                                                                                                                3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Loan was AUS approved but borrower is missing                                                                                                                                                                                                   TILA ATR/QM
                                                                                                                                                                                                 employment history was not documented as required.: Borrower: XXX // Employment Type:                                                                                                                                                                                                                                                                          2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan       two years employment history documented in file  and it is waterfalling to a due diligence loan
                                                                                                                                                                                                 Employment / Income Type: Wages / Start Date: 02/XX/2020                                                                                                                                                                                                                                                                                                       Designation of Non QM.                                                                       designation of Non QM.
                                                                                                                                                                                                 [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                                                                                                                                         [3] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014):        Federal Compliance - QM Employment History: Borrower's third party verification of employment in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Employment history requirement not met. (XXX/XXX/11676852)                                   shows the borrower having as hire date and start date on 02/XX/2020 and borrower was still active at
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               their employment at the time of verification.
243993548 XXX       $XXX      NY    3/XX/2021  1/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is      Hazard insurance shortfall of $XXX is indicated.  Hazard insurance binder not                                                                                                                             3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: An Originatior Loan Designation was not provided by                                                                                                                                                                                                 TILA ATR/QM
                                                                                                                                                                                                 insufficient.                                                                            found at time of review, lender provided coverage summary does not clearly state                                                                                                                                                                                      Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Seller.
                                                                                                                                                                                                                                                                                          any additional coverage, actual binder could provided additional coverage.                                                                                                                                                                                            Due Diligence Loan Designation is Non QM.                                                    State Compliance - New York Late Charge Percent Testing: The late charge percentage disclosed on the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Note exceeds the maximum allowable for NY state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  3 Business Days of Application: Evidence of Borrower receipt is missing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not   Federal Compliance - TRID Interim Closing Disclosure Timing Test: Evidence that the interim CD was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not      provided to Borrower within three days of closing is missing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure   Corrected Closing Disclosure provided on or after 03/XX/2021 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
243407919 XXX       $XXX      NC    3/XX/2021  1/XX/2021    Primary    Refinance Limited      Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Please                                                                                                                                                                                                     TILA ATR/QM
                                                                       Cash-out GSE                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. provide post closing disclosure evidencing cure, no valid change or circumstance or cure located
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Please
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               provide post closing disclosure evidencing cure, no valid change or circumstance or cure located
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Subordination Fee.  Fee Amount of $150.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7559)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Discount Points.  Fee Amount of $657.19 exceeds tolerance of $648.00.  Insufficient or no cure was provided to the borrower. (7200)
243515688 XXX       $XXX      NY    3/XX/2021  1/XX/2021    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late State Compliance - New York Late Charge Percent Testing: Total fees financed by lender exceed permitted                                                                                                                                                                                                 -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              charge percent of 5.00000% exceeds the state maximum of 2%.                                  threshold.  Late charge exceeds max of 2% of amount past due allowed for NY.
                                                                                              (GSE/Agency
                                                                                              Eligible)
243297730 XXX       $XXX      GA    4/XX/2021  1/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Guideline Issue - Aged document: Asset Account date is more than 90 days prior to                                                                                                                                                                                                              3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not      REVIEWER - CURED COMMENT (2022/XX/14): Sufficient Cure Provided At Closing                                                                                                                      TILA ATR/QM
                                                                                                                                                                                                 Closing.: Financial Institution: XXX // Account Type: Checking / Account Number: XXXX                                                                                                                                                                                                                                                                          Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. provided to Borrower(s) at least three. Date was not Provided
                                                                                                                                                                                                 [3] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial                                                                                                                                                                                                                                                                         Due Diligence Loan Designation is Non QM.
                                                                                                                                                                                                 Institution: XXX // Account Type: Checking / Account Number: XXXX                                                                                                                                                                                                                                                                                              [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/03/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Subordination Fee.  Fee Amount of $250.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower at Closing. (7559)
243941741 XXX       $XXX      NY    4/XX/2021  1/XX/2021    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial Application was not                                                                                                                                                                                                 -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late provided for review.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       charge percent of 5.00000% exceeds the state maximum of 2%.                                  State Compliance - New York Late Charge Percent Testing: Note late charge percent of 5.00000% exceeds
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the state maximum of 2%.
243466475 XXX       $XXX      AZ    4/XX/2021  1/XX/2021    Primary    Refinance Cash-out -   Temporary    1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Other                  SHQM
                                                                                              (GSE/Agency
                                                                                              Eligible)
243513364 XXX       $XXX      NY    3/XX/2021  1/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] General - Missing Document: COVID-19 Attestation not provided                                                                                                                                                                                                                                  3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing the initial                                                                                                                                                                                                         TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. borrower signed and dated 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               taxes were added to the final LE, however, there is not a documented valid changed circumstance so the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late fee did not re
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  baseline.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   11/XX/2022 - Lender provided a spreadsheet for additional clarification, which indicated revisions
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and      requested by the consumer and Related Service Group - Fee Change Overwritten. This data contains no
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.                                    specificity nor can they be associated as to why the transfer tax and Title - examination fees were now
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       being assessed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Tax.  Fee Amount of $99.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (8304)
243131252 XXX       $XXX      CA    3/XX/2021  12/XX/2020   Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 -                                                                                                                                                                                                       -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs October 2018 Test: Audit used hazard insurance figure of 1141.62 per year from the document in the
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of   file.  Lender used a hazard insurance figure of 1007.04 per year.
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         Estimated Property Costs over Year 1 of 6,896.49 on Final Closing Disclosure provided on     Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The Initial CD was Issued
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                03/XX/2021 not accurate. (Final/03/XX/2021)                                                  less than 6 days prior to closing and received by the borrower less than 3 business days prior to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   closing. Initial CD dated 03/XX/2021, Note date: 03/XX/2021
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/03/XX/2021)
243078741 XXX       $XXX      WA    6/XX/2021  2/XX/2021    Primary    Purchase               Non QM       3        C        C        B        B                                                 [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is      Hazard Insurance Policy reflects dwelling coverage $XXX. There is a coverage                                                                                                                              3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: No guidelines provided. Loan is AUS approved.                                                                                                                                                                                                       TILA ATR/QM
                                                                                                                                                                                                 insufficient.                                                                            shortfall of $XXX.                                                                                                                                                                                                                                                    Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Required documents per the AUS have been met. Loan designation is unknown.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               dated 06/XX/2021 was not provided within 3 business days of Note date 06/XX/2021.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/06/XX/2021)
243882597 XXX       $XXX      TX    3/XX/2021  1/XX/2021    Primary    Purchase               Non QM       3        C        C        B        B                                                 [3] Missing Document - CAIVRS Authorization is missing.: Disclosure: CAIVRS              CAIVRS is missing.                                                                 SELLER - GENERAL                                                                                                       3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Guidelines was not provided.                                                                                                        GENERAL COMMENT (2022/XX/07): See letter to Borrower. Unable to obtain MI. This loan                            TILA ATR/QM
                                                                                                                                                                                                 Authorization (Government Documents)                                                     Mortgage Insurance Certificate is not provided.                                    COMMENT                                                                                                                                                                            Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Federal Compliance - (Missing Data) Last Rate Set Date: No document is file for Initial Rate Lock.                                                                                      was pre-disclosed stating loan originated as government insured and is no longer
                                                                                                                                                                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not Loan is Identified as USDA.                                                        (2022/XX/07): See                                                                                                                                                                  Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement                                                                                           government insured.
                                                                                                                                                                                                 provided                                                                                                                                                                    letter to Borrower.                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   Disclosure: Affiliated Business Arrangement Disclosure was not signed.
                                                                                                                                                                                                 [2] General - Loan has been identified as FHA/VA/USDA: Mortgage Type: USDA                                                                                                  Unable to obtain MI.                                                                                                                                                               Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within
                                                                                                                                                                                                                                                                                                                                                                             This loan was                                                                                                                                                                      Transaction Date used to determine rate used for testing.                                    3 Business Days of Application: Affiliated Business Arrangement Disclosure was not signed.
                                                                                                                                                                                                                                                                                                                                                                             pre-disclosed                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                             stating loan                                                                                                                                                                       Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                             originated as                                                                                                                                                                      Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                             government insured                                                                                                                                                                 [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                             and is no longer                                                                                                                                                                   Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                             government insured.                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL                                                                                                                                                                 days of application.
                                                                                                                                                                                                                                                                                                                                                                             COMMENT
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/08):
                                                                                                                                                                                                                                                                                                                                                                             Awaiting Mortgage
                                                                                                                                                                                                                                                                                                                                                                             Insurance
                                                                                                                                                                                                                                                                                                                                                                             Certificate,
                                                                                                                                                                                                                                                                                                                                                                             Exception Remains.
243176006 XXX       $XXX      IL    5/XX/2021  12/XX/2020   Investment Refinance Rate/Term    N/A          2        B        B        B        B                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    AUS / DU required evidence that a collection account for $946.50 have evidence in                                                                                                                         2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: File is missing the initial                                                                                                                                                                                                 -
                                                                                                                                                                                                 were not met                                                                             file of being paid off. Cited was the fact that the debt was submitted as being                                                                                                                                                                                       [2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not  borrower signed and dated 1003
                                                                                                                                                                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, IL HOA              excluded, that it did not qualify for exclusion and must have evidence of having                                                                                                                                                                                      Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to  Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided
                                                                                                                                                                                                 Verification, Insurance Verification, Statement, Tax Verification                        been paid off or resubmission was required.                                                                                                                                                                                                                           Receive a Copy" appraisal disclosure to applicant within three (3) business days of          Timely: There is no evidence of an earlier provided date.
                                                                                                                                                                                                 [2] Credit Eligibility - Public Record Issue:: Credit Report: Original // Public Record  File is missing all PITIA documentation for borrower's primary residence.                                                                                                                                                                                             application or determination of first lien status.
                                                                                                                                                                                                 Type: Collections / Balance: 946.50                                                      P&I
                                                                                                                                                                                                                                                                                          Taxes
                                                                                                                                                                                                                                                                                          Insurance
                                                                                                                                                                                                                                                                                          HOA
                                                                                                                                                                                                                                                                                          AUS required evidence of this debt having been paid off. No evidence of being paid off is in file.
243272499 XXX       $XXX      NY    2/XX/2021  1/XX/2021    Primary    Refinance Rate/Term    Safe Harbor  2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial CD was issued on    REVIEWER - CURED COMMENT (2022/XX/10): Sufficient Cure Provided At Closing                                                                                                                      -
                                                                                              QM                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late 2/12/21; however, the CD was not signed and there was no indication in the file that the CD was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  received by the borrower at least 3 business days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/02/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $755.00 exceeds tolerance of $680.00.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
243859581 XXX       $XXX      CA    4/XX/2021  1/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Loan Designation was not provided.                                                                                                                                                                                                                  TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Application / Processing - Missing Document: Missing Lender's Initial 1003: Provide evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    executed Initial Loan Application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same       Settlement Fee was not disclosed on Loan Estimate dated 01/XX/2022, but disclosed as $495.00 on Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Closing Disclosure. File does not contain a valid Change of Circumstance for this fee, nor evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The cure in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                H-8 form was used, the H-9 form should have been used.                                       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Policy Guarantee Fee was not disclosed on Loan Estimate dated 01/XX/2022, but disclosed as $550.00 on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  Final Closing Disclosure. File does not contain a valid Change of Circumstance for this fee, nor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Settlement / Closing / Escrow Fee.  Fee Amount of $495.00 exceeds tolerance of $0.00.        evidence of cure in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Insufficient or no cure was provided to the borrower. (7561)                                 Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Fee was last disclosed as $515.00 on LE dated 01/XX/2022, but disclosed as $830.00 on Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  Disclosure. File does not contain a valid Change of Circumstance for this fee, nor evidence of cure in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Policy Guarantee Fee.  Fee Amount of $550.00 exceeds tolerance of $0.00.  Insufficient or no file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                cure was provided to the borrower. (75229)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $830.00 exceeds tolerance of $515.00.  Insufficient or no cure was provided to the borrower. (7506)
243920231 XXX       $XXX      NY    2/XX/2021  12/XX/2020   Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Guideline Issue - Refi Purpose reflects Rate/Term and cash out greater than the      Cash out to borrower exceeds 1% of loan amount.                                                                                                                                                           2           B           B           B           B           [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late State Compliance - New York Late Charge Percent Testing: Note late charge percent of 5.00000% exceeds                                                                                                                                                                                                   -
                                                                                              SHQM                                                                                               greater of 1% of the loan amount or $2000.: Cash to Borrower:  $1,219.03; Total Cash                                                                                                                                                                                                                                                                           charge percent of 5.00000% exceeds the state maximum of 2%.                                  the state maximum of 2%.
                                                                                              (GSE/Agency                                                                                        Out:    $1,219.03;  Refi Purpose:  Rate/Term                                                                                                                                                                                                                                                                                                                   [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   Federal Compliance - (Missing Data) Last Rate Set Date: Missing rate lock information.
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and      Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Fees
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.                                    increased without a valid COC, no cure provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fees
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount increased without a valid COC, no cure provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                of $2,419.00 exceeds tolerance of $1,662.00 plus 10% or $1,828.20.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Discount Points.  Fee Amount of $302.50 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
243833907 XXX       $XXX      WI    4/XX/2021  1/XX/2021    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Income Eligibility - Borrower has un-audited YTD P&L and does not have 2 months      XXX // Account Type: Checking / Account Number: XXXX: This loan closed during the                                                                                                                         2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing the Lender's                                                                                                                                                                                                        -
                                                                                              SHQM                                                                                               Account statements. (GSE COVID-19): Borrower: XXX // Employment Type: Employment /       COVID-19 affected timeframe. Asset Account date is more than 60 days prior to the                                                                                                                                                                                     [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   Initial 1003; all of the 1003s (except the final 1003) are not signed nor dated.
                                                                                              (GSE/Agency                                                                                        Income Type: Sole Proprietor / Start Date: 07/XX/2015                                    Note date or notary date.                                                                                                                                                                                                                                             Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and      Federal Compliance - (Missing Data) Last Rate Set Date: Missing the original Rate Lock Sheet dated
                                                                                              Eligible)                                                                                          [3] Guideline Issue - This loan closed during the COVID-19 affected timeframe.  Asset    &                                                                                                                                                                                                                                                                     Transaction Date used to determine rate used for testing.                                    1/XX/2021
                                                                                                                                                                                                 Account date is more than 60 days prior to the Note date or notary date.: Financial      XXX // Account Type: Checking / Account Number: XXXX: This loan closed during the
                                                                                                                                                                                                 Institution: XXX // Account Type: Checking / Account Number: XXXX, Financial             COVID-19 affected timeframe. Asset Account date is more than 60 days prior to the
                                                                                                                                                                                                 Institution: XXX // Account Type: Checking / Account Number: XXXX Note Date: 04/XX/2021; Note date or notary date.
                                                                                                                                                                                                 Notary Date: 04/XX/2021
                                                                                                                                                                                                 Note Date: 04/XX/2021;  Notary Date: 04/XX/2021
                                                                                                                                                                                                 [3] Document Error - YTD P&L Statement was not signed and/or dated by Borrower.  (GSE
                                                                                                                                                                                                 COVID-19): Borrower: XXX // Employment Type: Employment / Income Type: Sole Proprietor /
                                                                                                                                                                                                 Start Date: 07/XX/2015 // Document: P&L Statement / Document Date: 03/XX/2021 / Tax
                                                                                                                                                                                                 Year: <empty>
243796110 XXX       $XXX      TX    4/XX/2021  1/XX/2021    Investment Refinance Rate/Term    N/A          2        B        B        B        B                                                 [3] General - Missing Document: 1007 Rent Comparison Schedule not provided               Missing rent comparable schedule.                                                                                                                                                                         2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing signed and dated                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not  initial 1003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to  Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Receive a Copy" appraisal disclosure to applicant within three (3) business days of          Timely: Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                application or determination of first lien status.                                           three (3) business days of application
243535201 XXX       $XXX      NY    2/XX/2021  1/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                   Evidence of homeowner's insurance is missing from the file.                                                                                                                                               3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: An Originatior Loan Designation was not provided by                                                                                                                                                                                                 TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Seller and the loan designation is not clearly stated in the file documentation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Application / Processing - Missing Document: Missing Lender's Initial 1003: The initial 1003 Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application is missing from the file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late State Compliance - New York Late Charge Percent Testing: The late charge on the Note is 5%, which
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  exceeds state maximum allowed late charge of 2%
243222207 XXX       $XXX      FL    3/XX/2021  1/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Document Error - Hazard Insurance policy does not list Lender or Servicer and its                                                                                       SELLER - GENERAL                                                                                                       3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: There is a violation of                                                                                     GENERAL COMMENT (2022/XX/05): Cert Attached                                                                     TILA ATR/QM
                                                                                                                                                                                                 successors and assigns, per guideline requirements.                                                                                                                         COMMENT                                                                                                                                                                            Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. three days notification.
                                                                                                                                                                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                    (2022/XX/05): Cert                                                                                                                                                                 Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TRID Zero
                                                                                                                                                                                                 provided                                                                                                                                                                    Attached                                                                                                                                                                           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Percent Tolerance Violation Without Sufficient Cure Provided At Closing
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL                                                                                                                                                                 [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TRID Zero
                                                                                                                                                                                                                                                                                                                                                                             COMMENT                                                                                                                                                                            Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     Percent Tolerance Violation With Sufficient Cure Provided At Closing
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/06): The MI                                                                                                                                                               business days prior to closing. (Initial/03/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                             certificate was                                                                                                                                                                    [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                             provided evidencing                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer
                                                                                                                                                                                                                                                                                                                                                                             MI insurance is in                                                                                                                                                                 Tax.  Fee Amount of $1,353.00 exceeds tolerance of $1,352.00.  Insufficient or no cure was
                                                                                                                                                                                                                                                                                                                                                                             place at origination                                                                                                                                                               provided to the borrower. (8304)
                                                                                                                                                                                                                                                                                                                                                                             however the monthly                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                             premium is not                                                                                                                                                                     Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                             outlined on the                                                                                                                                                                    Appraisal Fee.  Fee Amount of $770.00 exceeds tolerance of $519.00.  Insufficient or no cure
                                                                                                                                                                                                                                                                                                                                                                             certificate. The                                                                                                                                                                   was provided to the borrower. (7506)
                                                                                                                                                                                                                                                                                                                                                                             premium amount
                                                                                                                                                                                                                                                                                                                                                                             appears on the first
                                                                                                                                                                                                                                                                                                                                                                             payment letter, 1008
                                                                                                                                                                                                                                                                                                                                                                             and/or CD and
                                                                                                                                                                                                                                                                                                                                                                             matches the amount
                                                                                                                                                                                                                                                                                                                                                                             calculated from the
                                                                                                                                                                                                                                                                                                                                                                             rates on the
                                                                                                                                                                                                                                                                                                                                                                             certificate.
243611256 XXX       $XXX      NY    5/XX/2021  4/XX/2021    Primary    Refinance Rate/Term    Temporary    1        A        A        A        A                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                   This loan closed during the COVID-19 affected timeframe. Asset Account date is                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                                              SHQM                                                                                               [3] Guideline Issue - This loan closed during the COVID-19 affected timeframe.  Asset    more than 60 days prior to the Note date or notary date.
                                                                                              (GSE/Agency                                                                                        Account date is more than 60 days prior to the Note date or notary date.: Financial
                                                                                              Eligible)                                                                                          Institution: XXX // Account Type: Checking / Account Number: XXXX-1, Financial
                                                                                                                                                                                                 Institution: XXX // Account Type: Savings / Account Number: XXXX-2 Note Date:
                                                                                                                                                                                                 05/XX/2021;  Notary Date: 05/XX/2021
                                                                                                                                                                                                 Note Date: 05/XX/2021;  Notary Date: 05/XX/2021
243944583 XXX       $XXX      IL    3/XX/2021  1/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Mortgage / Program Eligibility - AUS Findings: Combined High loan to value           This is due to Missing Full 1004 Appraisal as required by DU                                                                                                                                              3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Originator Loan Designation not provided.                                                                                                                                                                                                           TILA ATR/QM
                                                                                                                                                                                                 discrepancy.: Calculated high loan to value percentage of  exceeds AUS high loan to      This is due to Missing Full 1004 Appraisal as required by DU                                                                                                                                                                                                          Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: This is due
                                                                                                                                                                                                 value percentage of 62.00000%                                                            This is due to Missing Full 1004 Appraisal as required by DU                                                                                                                                                                                                          Due Diligence Loan Designation is Non QM.                                                    to using in Title screen for taxes the 2020-2021 tax amount as this loan originated in and closed in
                                                                                                                                                                                                 [3] Mortgage / Program Eligibility - AUS Findings: Combined loan to value discrepancy.:  Signed 2 yrs Tax returns or Tax transcripts are missing from the file and at least                                                                                                                                                                                    [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               2021.
                                                                                                                                                                                                 Calculated combined loan to value percentage of  exceeds AUS combined loan to value      1 is required                                                                                                                                                                                                                                                         [2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1    Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial CD was sent to
                                                                                                                                                                                                 percentage of 62.00000%.                                                                 This is due to Missing Full 1004 Appraisal as required by DU                                                                                                                                                                                                          Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property   borrower 3/22/21 so please remove this failure as that is 4 days before closing
                                                                                                                                                                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Loan to value discrepancy.:                                                                                                                                                                                                                                                                       Costs over Year 1 of 2,640.00 on Final Closing Disclosure provided on 03/XX/2021 not         Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: This is
                                                                                                                                                                                                 Calculated loan to value percentage of  exceeds AUS loan to value percentage of                                                                                                                                                                                                                                                                                accurate. (Final/03/XX/2021)                                                                 due to combing both Property inspections together into one and on LE's they charged for full appraisal
                                                                                                                                                                                                 62.00000%.                                                                                                                                                                                                                                                                                                                                                     [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No COC or
                                                                                                                                                                                                 [3] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial                                                                                                                                                                                                                                                                         Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     cure was provided to the borrower for tolerance overages
                                                                                                                                                                                                 Institution: XXX // Account Type: Checking / Account Number: XXXX, Financial                                                                                                                                                                                                                                                                                   business days prior to closing. (Initial/03/XX/2021)
                                                                                                                                                                                                 Institution: XXX // Account Type: Savings / Account Number: XXXX                                                                                                                                                                                                                                                                                               [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                 [3] Income Documentation - Income Docs Missing:: Borrower: XXX Transcripts (1040) (2020)                                                                                                                                                                                                                                                                       Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Property
                                                                                                                                                                                                 [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                                                                                                                                         Inspection Fee.  Fee Amount of $73.50 exceeds tolerance of $0.00.  Insufficient or no cure
                                                                                                                                                                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                                                                                         was provided to the borrower. (75158)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Discount Points.  Fee Amount of $979.28 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
243016919 XXX       $XXX      CA    4/XX/2021  3/XX/2021    Second     Purchase               Non QM       3        C        C        B        B                                                 [3] Credit Documentation - Aged document: Credit Report  is more than 90 days prior to                                                                                                                                                                                                             3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Originator Loan Designation not provided.           SELLER - GENERAL COMMENT (2022/XX/07): See attached XXX AUS Cert.               GENERAL COMMENT (2022/XX/07): See attached XXX AUS Cert.                                                        TILA ATR/QM
                                                            Home                                                                                                                                 the note date.: Credit Report: Original // Borrower: XXX, Credit Report: Original //                                                                                                                                                                                                                                                                           Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Application / Processing - Missing Document: Missing Lender's Initial 1003: The initial loan
                                                                                                                                                                                                 Borrower: XXX                                                                                                                                                                                                                                                                                                                                                  Due Diligence Loan Designation is Non QM.                                                    application was not provided                                                                            ATR adequately supported. Compensating factors  1- Strong residual income  2-   ATR adequately supported. Compensating factors  1- Strong residual income  2-
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: No evidence of early        Excellent mortgage/credit history  3- Documented Savings Pattern  4- Equity in  Excellent mortgage/credit history  3- Documented Savings Pattern  4- Equity in other
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   receipt was located in the file                                                                         other real estate owned  5- Stable long term employment 6- Low housing/debt     real estate owned  5- Stable long term employment 6- Low housing/debt ratios  7-
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)                                                                                                             ratios  7- Conservative use of consumer debt                                    Conservative use of consumer debt
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/04/XX/2021)                                                                                                                                                 REVIEWER - GENERAL COMMENT (2022/XX/14): We cannot regrade based on compensating factors.  Please provide designation for re-testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     REVIEWER - GENERAL COMMENT (2022/XX/19): EXCEPTION HISTORY - Exception Detail
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     was updated on 12/XX/2022 PRIOR Exception Detail: Ability to Repay / Qualified
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Fail.
243465896 XXX       $XXX      NJ    4/XX/2021  1/XX/2021    Second     Refinance Rate/Term    Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing:                                                                                                                                                                                                  -
                                                            Home                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated       The Final Closing Disclosure dated 04/XX/2021 over estimated the annual property costs by $.05,
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Property Costs over Year 1 of 10,663.97 on Final Closing Disclosure provided on 04/XX/2021   ($10,663.97 vs actual $10,663.92)
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         not accurate. (Final/04/XX/2021)
243815506 XXX       $XXX      NY    4/XX/2021  1/XX/2021    Primary    Purchase               Safe Harbor  2        B        B        B        B                                                 [3] Credit Documentation - Aged document: Credit Report  is more than 90 days prior to                                                                                                                                                                                                             2           B           B           B           B           [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late State Compliance - New York Late Charge Percent Testing: Note states 5% charge for late payment.                                                                                                                                                                                                        -
                                                                                              QM                                                                                                 the note date.: Credit Report: Original // Borrower: XXX, Credit Report: Original //                                                                                                                                                                                                                                                                           charge percent of 5.00000% exceeds the state maximum of 2%.                                  Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided
                                                                                                                                                                                                 Borrower: XXX                                                                                                                                                                                                                                                                                                                                                  [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations   Within 3 Business Days of Application: Did not receive it in 3 days of loan application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: Did not receive it in 3 days of loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                List of Homeownership Counseling Organizations not provided to applicant within three (3)    application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days of application.                                                                Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: dated issued is 04/XX/2021
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not       and the Closing date is 04/XX/2021 and the disbursement date is 04/XX/2021 they did not give borrower 3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                evidence the consumer was provided with the right to receive a copy of the Appraisal         business days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure within 3 days of the loan application date.                                       Federal Compliance - TRID Loan Estimate Timing: The LE was issued on  the 1/XX/2021 and the borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   signed it on the 02/XX/2021. Was not given to borrower 3 business dats of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/04/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/01/XX/2021)
243284486 XXX       $XXX      UT    3/XX/2021  1/XX/2021    Primary    Purchase               Temporary    2        B        B        B        B                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, IL, Address: XXX,                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan  Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier                                                                                                                                                                                                         -
                                                                                              SHQM                                                                                               IL Insurance Verification                                                                                                                                                                                                                                                                                                                                      program disclosure not provided to the borrower.                                             borrower receipt was not found in file.
                                                                                              (GSE/Agency                                                                                        Insurance Verification, Tax Verification                                                                                                                                                                                                                                                                                                                       [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:      Federal Compliance - TRID Lender Credit Tolerance Violation: There is no valid change of circumstance
                                                                                              Eligible)                                                                                          [3] Guideline Issue - This loan closed during the COVID-19 affected timeframe.  Asset                                                                                                                                                                                                                                                                          Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. or evidence of cure in the file for this fee.
                                                                                                                                                                                                 Account date is more than 60 days prior to the Note date or notary date.: Financial                                                                                                                                                                                                                                                                            [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: There is
                                                                                                                                                                                                 Institution: XXX // Account Type: Individual Retirement Account (IRA) / Account Number:                                                                                                                                                                                                                                                                        [2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1    no valid change of circumstance or evidence of cure in the file for this fee.
                                                                                                                                                                                                 XXXX Financial Institution: XXX // Account Type: Checking / Account Number: XXXX Note                                                                                                                                                                                                                                                                          Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property
                                                                                                                                                                                                 Date: 03/XX/2021;  Notary Date: 03/XX/2021                                                                                                                                                                                                                                                                                                                     Costs over Year 1 of 7,126.46 on Final Closing Disclosure provided on 03/XX/2021 not
                                                                                                                                                                                                 Note Date: 03/XX/2021;  Notary Date: 03/XX/2021                                                                                                                                                                                                                                                                                                                accurate. (Final/03/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/03/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $-1,438.00. (9300)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $1,365.00 exceeds tolerance of $623.00.  Insufficient or no cure was provided to the borrower. (7506)
243817979 XXX       $XXX      GA    7/XX/2021  1/XX/2021    Investment Refinance Rate/Term    N/A          1        A        A        A        A                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, MD Insurance        Missing statement to verify PITI.                                                                                                                                                                         1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                 Verification, Statement, Tax Verification
243444904 XXX       $XXX      NY    3/XX/2021  1/XX/2021    Primary    Refinance Rate/Term    Non QM       2        B        B        B        B                                                 [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is                                                                                                                                                                                                                2           B           B           B           B           [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment Test:                                                                                                                                                                                                     -
                                                                                                                                                                                                 insufficient.                                                                                                                                                                                                                                                                                                                                                  charge percent of 5.00000% exceeds the state maximum of 2%.                                  Escrow Account section (pg 4) "Initial Escrow Payment" does not match the Section G subtotal (pg 2).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow    Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: No evidence of earlier
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Payment Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure  receipt provided on 03/XX/2021 disclosed the Initial Escrow Payment that does not match the escrow payment disclosed on page 2. (Final/03/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/03/XX/2021)
243161133 XXX       $XXX      AL    3/XX/2021  1/XX/2021    Primary    Refinance Rate/Term    Temporary    1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                                              SHQM
                                                                                              (GSE/Agency
                                                                                              Eligible)
243715631 XXX       $XXX      NJ    4/XX/2021  1/XX/2021    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                                       REVIEWER - CURED COMMENT (2022/XX/10): Sufficient Cure Provided At Closing                                                                                                                      -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         amount of $100.00 exceeds tolerance of $50.00 plus 10% or $55.00.  Sufficient or excess cure was provided to the borrower at Closing. (0)
243155638 XXX       $XXX      NY    3/XX/2021  1/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: A Loan Designation was not provided by the Lender                                                                                                                                                                                                   TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. and the Due Diligence Loan Designation tested as Non-QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    State Compliance - New York Late Charge Percent Testing: Late charge of 5% captured in the Note is more
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               than the 2% allowed in NY State.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
243791836 XXX       $XXX      NY    3/XX/2021  1/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, WV Tax Verification Non-subject property Tax cert not in file                                                                                                                                                                 3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Originator Loan Designation not provided                                                                                                                                                                                                            TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. State Compliance - New York Late Charge Percent Testing: Note reflected 5% late charge.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Recording Fee,  last disclosed as $1,926,  on LE 01/XX/2021 but disclosed as $1,195.00 on Loan Estimate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late File does not contain a valid COC for this fee, nor evidence of cure in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Rate Lock
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        Fee was  last disclosed as $0.00 on LE 01/XX/2021 but disclosed as $203.00 on Loan Estimate dated on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount 02/XX/2021. File does not contain a valid COC for this fee, nor evidence of cure in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                of $2,827.00 exceeds tolerance of $1,926.00 plus 10% or $2,118.60.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lock Fee.  Fee Amount of $203.13 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7335)
243943036 XXX       $XXX      GA    4/XX/2021  1/XX/2021    Second     Refinance Rate/Term    Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Missing evidence that                                                                                                                                                                                                       -
                                                            Home                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   borrower received the final cd at least  3 days prior to closing.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         business days prior to closing. (Initial/04/XX/2021)
243357840 XXX       $XXX      NV    4/XX/2021  1/XX/2021    Primary    Refinance Limited      Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: 0%                                                                                                                                                                                                         -
                                                                       Cash-out GSE           SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Plumbing tolerance for the plumbing inspection fee not disclosed on the initial LE and we do not have a change
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Inspection Fee.  Fee Amount of $472.83 exceeds tolerance of $0.00.  Insufficient or no cure  of circumstance in file.
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         was provided to the borrower. (7714)
243084156 XXX       $XXX      NY    4/XX/2021  1/XX/2021    Second     Refinance Rate/Term    Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier         REVIEWER - CURED COMMENT (2022/XX/10): Sufficient Cure Provided At Closing                                                                                                                      -
                                                            Home                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     borrower receipt was not found in file.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       business days prior to closing. (Initial/XX/20/2021)                                         Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing:
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $756.95 exceeds tolerance of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for        $500.00. Sufficient or excess cure was provided to the borrower at Closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $756.95 exceeds tolerance of $500.00.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
243964926 XXX       $XXX      VA    4/XX/2021  1/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is                                                                                                                                                                                                                3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure should   SELLER - GENERAL COMMENT (2022/XX/07): See attached XXX AUS Cert.               GENERAL COMMENT (2022/XX/07): See attached XXX AUS Cert.                                                        TILA ATR/QM
                                                                                                                                                                                                 insufficient.                                                                                                                                                                                                                                                                                                                                                  Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. be provided to Borrower at least three business days before closing.
                                                                                                                                                                                                 [3] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title -    ATR adequately supported. Compensating factors  1- Decreasing monthly housing   ATR adequately supported. Compensating factors  1- Decreasing monthly housing expense
                                                                                                                                                                                                 closing.: Hazard Insurance Policy Effective Date 05/XX/2021, Disbursement Date:                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Insurance Binder Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this    expense  2- Excellent mortgage pay history  3- Good equity in subject home, LTV 2- Excellent mortgage pay history  3- Good equity in subject home, LTV 68%  4-
                                                                                                                                                                                                 04/XX/2021                                                                                                                                                                                                                                                                                                                                                     [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   fee, nor evidence of cure.                                                                              68%  4- Documented Savings Pattern  5- Stable employment  6- Conservative use   Documented Savings Pattern  5- Stable employment  6- Conservative use of revolving
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Closing    of revolving debt                                                               debt
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/04/XX/2021)                                         Protection Letter Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this   REVIEWER - GENERAL COMMENT (2022/XX/13): EXCEPTION HISTORY - Exception Detail
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       fee, nor evidence of cure.                                                                              was updated on 12/XX/2022 PRIOR Exception Detail: Ability to Repay / Qualified
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -                                                                                                          Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Insurance Binder Fee.  Fee Amount of $125.00 exceeds tolerance of $0.00.  Insufficient or no                                                                                                         tested as Non-QM.  Due Diligence Loan Designation is ATR Risk.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                cure was provided to the borrower. (7566)                                                                                                                                                            REVIEWER - GENERAL COMMENT (2022/XX/13): An origination loan designation was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure                                                                                                               not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Closing Protection Letter Fee.  Fee Amount of $35.00 exceeds tolerance of $0.00.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Insufficient or no cure was provided to the borrower. (7562)
243959149 XXX       $XXX      NY    8/XX/2021  1/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Unable to determine loan designation based on                                                                                                                                                                                                       TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. documents in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    State Compliance - New York Late Charge Percent Testing: Note late charge of 5% exceeds state maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       $360 exceeds tolerance of $0 with insufficient cure provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for          Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Re-Inspection Fee.  Fee Amount of $360.00 exceeds tolerance of $0.00.              $635 exceeds tolerance of $500 with insufficient cure provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Insufficient or no cure was provided to the borrower. (75103)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $635.00 exceeds tolerance of $500.00.  Insufficient or no cure was provided to the borrower. (7506)
243107621 XXX       $XXX      NC    7/XX/2021  1/XX/2021    Second     Refinance Rate/Term    Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: File is missing signed and                                                                                                                                                                                                  -
                                                            Home                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina dated initial 1003.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.           State Compliance - North Carolina First Lien Late Charge Percent Testing: Note late charge percent of
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      5.00000% exceeds the state maximum of 4%.
243584450 XXX       $XXX      FL    4/XX/2021  1/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                   Hazard insurance binder not found at time of review, 11/XX/2022.  Insurance is                                                                                                                            3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial signed and dated                                                                                                                                                                                                    TILA ATR/QM
                                                                                                                                                                                                                                                                                          escrowed by XXX per mortgage statement, $64/mo, Universal P&C Insurance                                                                                                                                                                                               Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. 1003 not found at time of review, 11/XX/2022
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
243264000 XXX       $XXX      ID    4/XX/2021  1/XX/2021    Investment Refinance Rate/Term    N/A          2        B        B        B        B                                                 [3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio  A monthly mortgage statement for the borrowers' primary residence and REO rental                                                                                                                          2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                 discrepancy.: Calculated investor qualifying total debt ratio of 51.76853% exceeds AUS   properties was not provided. It could not be determined if those account were
                                                                                                                                                                                                 total debt ratio of 37.42000%.                                                           escrowed for taxes and insurance payments.
                                                                                                                                                                                                 [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is      HOI coverage is insufficient by $XXX.  Provide updated policy reflecting minimum
                                                                                                                                                                                                 insufficient.                                                                            coverage of $XXX OR provide copy of insurer's replacement cost estimate supporting
                                                                                                                                                                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, ID, Address: XXX,   current coverage amount.
                                                                                                                                                                                                 ID, Address: XXX, NC, Address: XXX, ID, Address: XXX, ID Lease Agreement, Statement      Current lease agreements and monthly mortgage statements were not provided.
                                                                                                                                                                                                 Lease Agreement, Statement
                                                                                                                                                                                                 Statement
                                                                                                                                                                                                 Lease Agreement, Statement
                                                                                                                                                                                                 Lease Agreement, Statement
243923190 XXX       $XXX      LA    2/XX/2021  1/XX/2021    Primary    Refinance Rate/Term    Temporary    3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Originator Loan Designation of Temporary SHQM                                                                                                                                                                                                   TILA ATR/QM
                                                                                              HPQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).                      Eligible).
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing signed and dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   initial 1003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/02/XX/2021)                                         borrower receipt was not provided.
243026105 XXX       $XXX      NY    6/XX/2021  1/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note      Hazard Insurance Policy expires within 90 days of the Note Date                                                                                                                                           3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Originator Loan Designation not provided.           SELLER - GENERAL COMMENT (2022/XX/07): See attached XXX AUS Cert.               GENERAL COMMENT (2022/XX/07): See attached XXX AUS Cert.                                                        TILA ATR/QM
                                                                                                                                                                                                 Date.: Hazard Insurance Policy Expiration Date 08/XX/2021, Note Date 06/XX/2021                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    provided                                                                                                ATR adequately supported. Compensating factors  1- Equity in subject property,  ATR adequately supported. Compensating factors  1- Equity in subject property, 53% LTV
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               State Compliance - New York Late Charge Percent Testing: Note late charge percent  exceeds the state    53% LTV  2- Excellent mortgage/credit history  3- Stable Employment   4-        2- Excellent mortgage/credit history  3- Stable Employment   4- Conservative use of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late maximum.                                                                                                Conservative use of revolving debt  5- Borrower demonstrated good willingness   revolving debt  5- Borrower demonstrated good willingness to repay
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  Federal Compliance - (Missing Data) Last Rate Set Date: The loan file is missing the rate lock          to repay
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not      REVIEWER - GENERAL COMMENT (2022/XX/15): Clarifying the issue: Loan was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and      provided to Borrower within 3 business days                                                             submitted without a loan designation. Testing was based using "undetermined".
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.                                    Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero       Please confirm loan designation for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   Percent Fee Tolerance exceeded for Transfer Tax without provided                                        REVIEWER - GENERAL COMMENT (2022/XX/15): EXCEPTION HISTORY - Exception Detail
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero       was updated on 12/XX/2022 PRIOR Exception Detail: Ability to Repay / Qualified
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/06/XX/2021)                                         Percent Fee Tolerance exceeded for Loan Discount Points without cure provided                           Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure                                                                                                               tested as Non-QM.  Due Diligence Loan Designation is ATR Fail.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Tax.  Fee Amount of $1,041.00 exceeds tolerance of $107.00.  Insufficient or no cure was provided to the borrower. (8304)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Discount Points.  Fee Amount of $356.88 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
243119741 XXX       $XXX      IA    5/XX/2021  1/XX/2021    Primary    Purchase               Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: File is missing Lender's                                                                                                                                                                                                    -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations   initial 1003.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         List of Homeownership Counseling Organizations not provided to applicant within three (3)    Within 3 Business Days of Application: Evidence of borrower's earlier receipt was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days of application.                                                                Application date verified to be 01/XX/2021.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not       Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: Evidence of borrower's earlier receipt
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                evidence the consumer was provided with the right to receive a copy of the Appraisal         was not provided. Application date verified to be 01/XX/2021.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure within 3 days of the loan application date.                                       Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Closing Disclosure in file does
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA         not have an actual issue date.  It discloses the closing date and disbursement date as 05/XX/2021.  No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure estimated to be provided on 05/XX/2021 did not     evidence as to the actual date issued.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disclose the actual Date Issued. Compliance testing may be unreliable using an estimated     Federal Compliance - TRID Loan Estimate Timing: Evidence of borrower's earlier receipt was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Date Issued based on best information available. (Initial/05/XX/2021)                        provided. Application date verified to be 01/XX/2021.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/04/XX/2021)
243993305 XXX       $XXX      NY    4/XX/2021  1/XX/2021    Primary    Refinance Limited      Non QM       3        C        C        B        B                                                 [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is      The Hazard Insurance Certificate was not Provided for this Review.                                                                                                                                        3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - (Missing Data) Last Rate Set Date: The Rate Lock Confirmation Reflecting Date when                                                                                                                                                                                                 TILA ATR/QM
                                                                       Cash-out GSE                                                                                                              insufficient.                                                                                                                                                                                                                                                                                                                                                  Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Rate was Locked was not Provided.
                                                                                                                                                                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                                                                                         Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No Cure or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan  Change of Circumstance was Provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                program disclosure not provided to the borrower.                                             Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No Cure or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:      Change of Circumstance was Provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No Cure or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Change of Circumstance was Provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No Cure or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  Change of Circumstance was Provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Examination Fee.  Fee Amount of $250.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7565)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Tax Certificate Fee.  Fee Amount of $19.76 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75204)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Recording Service Fee.  Fee Amount of $50.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75197)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Copy Or Fax Fee.  Fee Amount of $15.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75186)
243036444 XXX       $XXX      NY    3/XX/2021  1/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                             3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Loan designation is unknown. No guidelines                                                                                                                                                                                                          TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. provided. Loan is AUS approved.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    State Compliance - New York Late Charge Percent Testing: Late charge percentage exceeds state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               guideline.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No change
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  of circumstance or cure for Zero Percent Fee exceeding tolerance by $10.75.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Discount Points.  Fee Amount of $738.75 exceeds tolerance of $728.00.  Insufficient or no cure was provided to the borrower. (7200)
243374208 XXX       $XXX      WA    3/XX/2021  1/XX/2021    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] General - Incomplete Document: Note - Subject Lien is incomplete                     We have 2 notes in file file. The first Note date is dated 03/XX/2021, and it was                                                                                                                         2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier                                                                                                                                                                                                         -
                                                                                              SHQM                                                                                               [3] Loan File - Missing Document: Hazard Insurance Policy not provided                   signed on 09/XX/2021. We also have another Note same date of 03/XX/2021 but signed                                                                                                                                                                                    [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   borrower receipt was not provided.
                                                                                              (GSE/Agency                                                                                        [3] Closing / Title - Security Instrument Error: Security instrument maturity date and   on 03/XX/2021.                                                                                                                                                                                                                                                        Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: A valid COC
                                                                                              Eligible)                                                                                          note maturity date do not concur.                                                        We have two separate Security Instrument in the file. The first security                                                                                                                                                                                              business days prior to closing. (Initial/03/XX/2021)                                         for the increase in the 10% tolerance fees was not provided.  The title-closing fee increased from $400
                                                                                                                                                                                                                                                                                          instrument is dated 03/XX/2021, and it was signed on 09/XX/2021. We also have                                                                                                                                                                                         [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        on the initial LE to $653.91 on the Final CD.  A tolerance cure of $417 was reflected but it was
                                                                                                                                                                                                                                                                                          another Security instrument same date of 03/XX/2021 but signed on 03/XX/2021.                                                                                                                                                                                         Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount insufficient to cure the total amount of $152.99.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                of $1,361.89 exceeds tolerance of $1,099.00 plus 10% or $1,208.90.  Insufficient or no cure was provided to the borrower. (0)
243162750 XXX       $XXX      NY    3/XX/2021  1/XX/2021    Primary    Refinance Rate/Term    Safe Harbor  3        C        C        B        B                                                 [3] Income Documentation - Income Docs Missing:: Borrower: XXX VVOE - Employment Only    B1 and B2 have same employer, VVOE documentation only provided for B1. Please                                                                                                                             3           C           C           B           B           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Failure due to missing the co-borrowers VVOE                                                                                                                                                                                                    TILA ATR/QM
                                                                                              QM                                                                                                 [3] Income Documentation - Income documentation requirements not met.                    provide VVOE dated no more than 10 business days prior to close for B2.                                                                                                                                                                                               2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    dated within 10 business days prior to note date.
                                                                                                                                                                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                   B1 and B2 have same employer, VVOE documentation only provided for B1. Please                                                                                                                                                                                         Due Diligence Loan Designation of Safe Harbor QM.                                            State Compliance - New York Late Charge Percent Testing: Total fees financed by lender exceed permitted
                                                                                                                                                                                                 [3] Guideline Issue - This loan closed during the COVID-19 affected timeframe. VOE was   provide VVOE dated no more than10 days prior to close for B2.                                                                                                                                                                                                         [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late threshold.  Late charge exceeds max of 2% of amount past due for NY.
                                                                                                                                                                                                 not provided within 10 days before note date or prior to disbursement date. At least one HOI verification was not provided. Provide policy reflecting minimum coverage as                                                                                                                                                                                      charge percent of 5.00000% exceeds the state maximum of 2%.                                  Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: AUS
                                                                                                                                                                                                 of these requirements are missing:  Employer Letter, Paystub, Account Statement within   required.                                                                                                                                                                                                                                                             [2] Federal Compliance - QM Employment History - Current Employment Documentation lacks Date conditions (VVOE for B2) were not met, so the loan does not meet agency requirements.
                                                                                                                                                                                                 10 days before note date or prior to disbursement date.: Borrower: XXX // Employment     The co-borrower's VVOE dated within 10 business days of the note date is missing.                                                                                                                                                                                     Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years     Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer
                                                                                                                                                                                                 Type: Employment / Income Type: Wages / Start Date: 07/XX/1991 Note Date: 03/XX/2021                                                                                                                                                                                                                                                                           current employment. (XXX/XXX/11676930)                                                       Tax fee was first disclosed to the borrower as $2.00 on the 01/XX/2021 LE. Lender paid $2.00, but
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       borrowers were charged $4.00. A valid COC for the fee addition was not provided and tolerance cure was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer not included in the file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Tax.  Fee Amount of $4.00 exceeds tolerance of $2.00.  Insufficient or no cure was provided to the borrower. (8304)
243690356 XXX       $XXX      NY    4/XX/2021  1/XX/2021    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late State Compliance - New York Late Charge Percent Testing: Late charge of 5% exceeds maximum allowable of REVIEWER - CURED COMMENT (2022/XX/10): Sufficient Cure Provided At Closing                                                                                                                      -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              charge percent of 5.00000% exceeds the state maximum of 2%.                                  2%.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Provide initial CD dated
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     three business days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/04/XX/2021)                                         Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided Transfer Tax fee was last disclosed as $0.00 on LE but disclosed as $30.50 on Final Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for        Provide a post-close CD disclosing the tolerance cure to include $30.50, a copy of refund check, proof
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transfer Tax.  Fee Amount of $30.50 exceeds tolerance of $0.00.  Sufficient or excess cure   of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changed made
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                was provided to the borrower at Closing. (8304)                                              or VCC.
243082669 XXX       $XXX      MS    2/XX/2021  1/XX/2021    Second     Purchase               Safe Harbor  3        C        C        B        B                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    Failure due to missing mortgage insurance certificate which is non agency salable. SELLER - GENERAL                                                                                                       3           C           C           B           B           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Failure due to missing mortgage insurance                                                                                       GENERAL COMMENT (2022/XX/05): MI Policy cancelled effective 8/XX/2021                                           TILA ATR/QM
                                                            Home                              QM                                                                                                 were not met                                                                             Monthly mortgage statement for XXX was not provided. It could not be determined if COMMENT                                                                                                                                                                            2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    certification.
                                                                                                                                                                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not there was an escrow for taxes and insurance.                                       (2022/XX/05): MI                                                                                                                                                                   Due Diligence Loan Designation of Safe Harbor QM.                                            Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided
                                                                                                                                                                                                 provided                                                                                                                                                                    Policy cancelled                                                                                                                                                                   [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Within 3 Business Days of Application: Initial application date was 1/XX/2021. The List of
                                                                                                                                                                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, VA Statement                                                                                           effective 8/XX/2021                                                                                                                                                                [2] State Compliance - Mississippi Late Charge Percent and Amount Testing > $100,000:        Homeownership Counseling Organizations was not provided until 1/XX/2021, which exceeded three business
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL                                                                                                                                                                 Mississippi Late Charge: Note late charge of 5.00000% exceeds state maximum of 4% or $5,     days.
                                                                                                                                                                                                                                                                                                                                                                             COMMENT                                                                                                                                                                            whichever is greater.                                                                        Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: Initial application date was 1/XX/2021.
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/06):                                                                                                                                                                      [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   The right to receive a copy of the appraisal was not provided until 1/XX/2021, which exceeded three
                                                                                                                                                                                                                                                                                                                                                                             Mortgage Insurance                                                                                                                                                                 Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and      business days.
                                                                                                                                                                                                                                                                                                                                                                             cancelled                                                                                                                                                                          Transaction Date used to determine rate used for testing.                                    Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018
                                                                                                                                                                                                                                                                                                                                                                             08/XX/2021, however                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations   Testing: The MI Certificate was not available for accurate testing.
                                                                                                                                                                                                                                                                                                                                                                             Certificate from                                                                                                                                                                   Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: The MI Certificate was
                                                                                                                                                                                                                                                                                                                                                                             origination missing                                                                                                                                                                List of Homeownership Counseling Organizations not provided to applicant within three (3)    not available for accurate testing.
                                                                                                                                                                                                                                                                                                                                                                             from the loan file.                                                                                                                                                                business days of application.                                                                Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not       Payments: The MI Certificate was not available for accurate testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                evidence the consumer was provided with the right to receive a copy of the Appraisal         Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The initial CD was dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure within 3 days of the loan application date.                                       2/XX/2021 and was not provided to the borrowers three business days prior to the closing date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -      2/XX/2021.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of         Federal Compliance - TRID Loan Estimate Timing: Initial application date was 1/XX/2021. The initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Escrowed Property Costs over Year 1 of 6,594.72 on Final Closing Disclosure provided on      Loan Estimate was not provided until 1/XX/2021, which exceeded three business days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                02/XX/2021 not accurate. (Final/02/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                02/XX/2021 disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2066089)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure provided on 02/XX/2021 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2066090)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/02/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/01/XX/2021)
243230749 XXX       $XXX      NY    5/XX/2021  1/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                             3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Loan Designation was not provided                                                                                                                                                                                                                   TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Federal Compliance - (Missing Data) Last Rate Set Date: Initial Rate Lock Date was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - TRID Lender Credit Tolerance Violation: Zero Percent tolerance fee: Lender Credit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               decreased from -$805 to -$693.50 on the Final CD.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and      Insufficient or no cure was provided to the borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $-693.50  is less than amount of binding Lender Credit previously disclosed in the amount of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $-805.00. (9300)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Discount Points.  Fee Amount of $1,424.81 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
243948784 XXX       $XXX      DE    4/XX/2021  3/XX/2021    Second     Refinance Rate/Term    Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Originator Loan Designation not provided                                                                                                                                                                                                            TILA ATR/QM
                                                            Home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: CD not provided to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Borrower(s) at least three (3) business days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   tolerance was exceeded by $
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     $58.10.  No valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/04/XX/2021)                                         tolerance cure to include $
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        $58.10, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount borrower disclosing the changes made.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                of $310.00 exceeds tolerance of $229.00 plus 10% or $251.90.  Insufficient or no cure was    Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided to the borrower. (0)                                                                Warehousing Fee was  last disclosed as $0.00 on LE but disclosed as $18.50 on Final Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       File does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a post-close CD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for          disclosing the tolerance cure to include $18.50, a copy of refund check, proof of delivery, and a copy
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Warehousing Fee.  Fee Amount of $18.50 exceeds tolerance of $0.00.  Insufficient or no cure  of the letter of explanation sent to the borrower disclosing the changes made.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                was provided to the borrower. (75209)                                                        Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Warehousing Fee was  last disclosed as $0.00 on LE but disclosed as $55.00 on Final Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Property File does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a post-close CD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Inspection Fee.  Fee Amount of $55.00 exceeds tolerance of $0.00.  Insufficient or no cure   disclosing the tolerance cure to include $18.50, a copy of refund check, proof of delivery, and a copy
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                was provided to the borrower. (75158)                                                        of the letter of explanation sent to the borrower disclosing the changes made.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan     Discount Points was  last disclosed as $0.00 on LE but disclosed as $416.26 on Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Discount Points.  Fee Amount of $416.25 exceeds tolerance of $0.00.  Insufficient or no cure Disclosure.  File does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                was provided to the borrower. (7200)                                                         post-close CD disclosing the tolerance cure to include $416.25, a copy of refund check, proof of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Deed     Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Deed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Preparation Fee.  Fee Amount of $75.00 exceeds tolerance of $0.00.  Insufficient or no cure  Preparation Fee was  last disclosed as $0.00 on LE but disclosed as $75.00 on Final Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                was provided to the borrower. (77231)                                                        File does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a post-close CD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             disclosing the tolerance cure to include $75.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
243897605 XXX       $XXX      PA    4/XX/2021  1/XX/2021    Primary    Purchase               Non QM       3        C        C        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                    SELLER - GENERAL                                                                                                       3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: An Originatior Loan Designation was not provided by                                                                                 GENERAL COMMENT (2022/XX/05): Cert Attached                                                                     TILA ATR/QM
                                                                                                                                                                                                 provided                                                                                                                                                                    COMMENT                                                                                                                                                                            Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Seller
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/05): Cert                                                                                                                                                                 Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided
                                                                                                                                                                                                                                                                                                                                                                             Attached                                                                                                                                                                           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Within 3 Business Days of Application: The file was missing proof the disclosure was provided to the
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL                                                                                                                                                                 [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations   borrower(s) within 3 days of the application date.
                                                                                                                                                                                                                                                                                                                                                                             COMMENT                                                                                                                                                                            Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: The file was missing proof the disclosure
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/06): The MI                                                                                                                                                               List of Homeownership Counseling Organizations not provided to applicant within three (3)    was provided to the borrower(s) within 3 days of the application date.
                                                                                                                                                                                                                                                                                                                                                                             certificate was                                                                                                                                                                    business days of application.                                                                Federal Compliance - TRID Loan Estimate Timing: Loan Estimate 02/XX/2021 was not delivered or placed in
                                                                                                                                                                                                                                                                                                                                                                             provided evidencing                                                                                                                                                                [2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not       the mail to Borrower(s) within three (3) business days of application, 01/XX/2021.
                                                                                                                                                                                                                                                                                                                                                                             MI insurance is in                                                                                                                                                                 evidence the consumer was provided with the right to receive a copy of the Appraisal
                                                                                                                                                                                                                                                                                                                                                                             place at origination                                                                                                                                                               Disclosure within 3 days of the loan application date.
                                                                                                                                                                                                                                                                                                                                                                             however the monthly                                                                                                                                                                [2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan
                                                                                                                                                                                                                                                                                                                                                                             premium is not                                                                                                                                                                     Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days
                                                                                                                                                                                                                                                                                                                                                                             outlined on the                                                                                                                                                                    of application. (Initial/02/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                             certificate. The
                                                                                                                                                                                                                                                                                                                                                                             premium amount
                                                                                                                                                                                                                                                                                                                                                                             appears on the first
                                                                                                                                                                                                                                                                                                                                                                             payment letter, 1008
                                                                                                                                                                                                                                                                                                                                                                             and/or CD and
                                                                                                                                                                                                                                                                                                                                                                             matches the amount
                                                                                                                                                                                                                                                                                                                                                                             calculated from the
                                                                                                                                                                                                                                                                                                                                                                             rates on the
                                                                                                                                                                                                                                                                                                                                                                             certificate.
243251841 XXX       $XXX      NY    9/XX/2021  1/XX/2021    Primary    Purchase               Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Originator Loan Designation not provided. Loan      SELLER - GENERAL COMMENT (2022/XX/07): See attached XXX Cert.                   GENERAL COMMENT (2022/XX/07): See attached XXX Cert.                                                            TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. tested as Non-QM. Due Diligence Loan Designation is ATR Fail.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 not provided   ATR adequately supported. Compensating factors  1- Equity in subject property,  ATR adequately supported. Compensating factors  1- Equity in subject property, 50% LTV
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               for review.                                                                                             50% LTV  2- Good credit history   3- Stable Employment   4- High Residual       2- Good credit history   3- Stable Employment   4- High Residual Income  5- Borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent Income  5- Borrower demonstrated ability to save  6- Conservative use of        demonstrated ability to save  6- Conservative use of consumer credit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  of 5.00000% exceeds the state maximum of 2%.                                                            consumer credit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations   Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided     REVIEWER - GENERAL COMMENT (2022/XX/15): Clarifying the issue: Loan was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): Within 3 Business Days of Application: List of Homeownership Counseling Organizations not provided to   submitted without a loan designation. Testing was based using "undetermined".
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                List of Homeownership Counseling Organizations not provided to applicant within three (3)    applicant within three (3) business days of application.                                                Please confirm loan designation for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days of application.                                                                Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: File does not evidence the consumer was   REVIEWER - GENERAL COMMENT (2022/XX/19): EXCEPTION HISTORY - Exception Detail
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not       provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan         was updated on 12/XX/2022 PRIOR Exception Detail: Ability to Repay / Qualified
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                evidence the consumer was provided with the right to receive a copy of the Appraisal         application date.                                                                                       Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure within 3 days of the loan application date.                                       Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing:  tested as Non-QM.  Due Diligence Loan Designation is ATR Fail.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 32,202.24 on Final Closing          REVIEWER - CURED COMMENT (2022/XX/14): Sufficient Cure Provided At Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated       Disclosure provided on 09/XX/2021 not accurate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Property Costs over Year 1 of 32,202.24 on Final Closing Disclosure provided on 09/XX/2021   Federal Compliance - TRID Loan Estimate Timing: Loan Estimate not delivered or placed in the mail to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                not accurate. (Final/09/XX/2021)                                                             Borrower(s) within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan   Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days   Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $880.00 exceeds tolerance of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                of application. (Initial/05/XX/2021)                                                         $680.00. Sufficient or excess cure was provided to the borrower at Closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $880.00 exceeds tolerance of $680.00.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
243400926 XXX       $XXX      NY    4/XX/2021  1/XX/2021    Primary    Refinance Limited      Temporary    2        B        B        B        B                                                 [3] Income Documentation - Income Docs Missing:: Borrower: XXX Paystubs                  Please provide a ytd paystub within 30 days of application to verify base pay                                                                                                                             2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Please provide the Initial,                                                                                                                                                                                                 -
                                                                       Cash-out GSE           SHQM                                                                                               [2] General - Title Policy Coverage is less than Original Loan Amount.: The Title Policy amount.                                                                                                                                                                                                                                                               [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late signed and dated, 1003.
                                                                                              (GSE/Agency                                                                                        Amount of $XXX is less than the note amount of $XXX based on the Shares/Stock/Ownership  Please provide the Final Title Policy.                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  State Compliance - New York Late Charge Percent Testing: The late charge, per the Note, of 5% exceeds
                                                                                              Eligible)                                                                                          (Co-op) in file.                                                                                                                                                                                                                                                                                                                                               [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date:    the NY state max of 2%; however, the Note contains verbiage that Loan Charges will not exceed permitted
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to conclusively determine date of consummation. Note date used as transaction date    limits.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                for purposes of determining compliance with rescission timing requirements                   Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: The Notary Date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   is missing from the Security Instrument, and a Notary Acknowledgment is also not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The Initial CD was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/04/XX/2021)                                         signed as received by the borrower 3 days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated  Federal Compliance - TRID Interim Closing Disclosure Timing Test: The Initial CD was not signed as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure   Corrected Closing Disclosure provided on or after 04/XX/2021 contains a change  received by the borrower 3 days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                in APR and was not received by borrower at least three (3) business days prior to            Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: The fees
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                consummation                                                                                 increased $209.94 without a valid COC or cure to the borrower for $56.94 that exceeds to the 10%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        tolerance amount, per TRID.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,739.94 exceeds tolerance of $1,530.00 plus 10% or $1,683.00.  Insufficient or no cure was provided to the borrower. (0)
243145357 XXX       $XXX      NJ    4/XX/2021  1/XX/2021    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Guideline Issue - This loan closed during the COVID-19 affected timeframe.  Asset    The subject city and zip code on the Note is XXX, but is reflected as XXX on the                                                                                                                          2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing signed and dated                                                                                                                                                                                                    -
                                                                                              SHQM                                                                                               Account date is more than 60 days prior to the Note date or notary date.: Financial      appraisal and tax cert in the file.                                                                                                                                                                                                                                                                                                                                initial 1003.
                                                                                              (GSE/Agency                                                                                        Institution: XXX // Account Type: Checking / Account Number: XXXX Note Date: 04/XX/2021;
                                                                                              Eligible)                                                                                          Notary Date: 04/XX/2021
                                                                                                                                                                                                 [3] General - Valuation address does not match Note address.: Valuation Type: Appraisal
                                                                                                                                                                                                 / Valuation Report Date: 02/XX/2021
243123793 XXX       $XXX      AL    3/XX/2021  1/XX/2021    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Tax                                                                                                                                                                                                        -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Transfer Fee was  last disclosed as $595 on Initial dated LE 01/XX/2021 but disclosed as $606.00 on
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Tax.  Fee Amount of $606.00 exceeds tolerance of $595.00.  Insufficient or no cure was       Loan Estimate dated on 01/XX/2021. File does not contain a valid COC for this fee, nor evidence of cure
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower. (8304)                                                             in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Points
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan     last disclosed as $4,959 on Initial dated LE 01/XX/2021 but disclosed as $5,050.00 on Loan Estimate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Discount Points.  Fee Amount of $5,050.00 exceeds tolerance of $4,959.00.  Insufficient or   dated on 01/XX/2021. File does not contain a valid COC for this fee, nor evidence of cure in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                no cure was provided to the borrower. (7200)
243663024 XXX       $XXX      TN    3/XX/2021  1/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                   File is missing the Hazard Insurance Policy                                                                                                                                                               3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Loan designation failure due to ATR failure.  This                                                                                                                                                                                                  TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. exception will be cleared once all ATR specific exceptions have been cured/cleared.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   provided to Borrower at least three business days prior to closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/03/XX/2021)                                         Tax Fee was last disclosed as $265 on LE but disclosed as $265.62 on Final Closing Disclosure.  File
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a post-close CD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer disclosing the tolerance cure to include $5.00, a copy of refund check, proof of delivery, and a copy
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Tax.  Fee Amount of $265.62 exceeds tolerance of $265.00.  Insufficient or no cure was       of the letter of explanation sent to the borrower disclosing the changes made.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided to the borrower. (8304)                                                             Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Discount Points was last disclosed as $1,164 on LE but disclosed as $1,164.88 on Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan     Disclosure.  File does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Discount Points.  Fee Amount of $1,164.88 exceeds tolerance of $1,164.00.  Insufficient or   post-close CD disclosing the tolerance cure to include $5.00, a copy of refund check, proof of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                no cure was provided to the borrower. (7200)                                                 delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
243016123 XXX       $XXX      VA    6/XX/2021  1/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                   Hazard policy not provided.                                                                                                                                                                               3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Unable to determine loan designation.                                                                                                                                                                                                               TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.
243991791 XXX       $XXX      NY    4/XX/2021  1/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                   File was missing a copy of the Insurance Policy.  Effective date and Annual amount                                                                                                                        3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Unable to determine the Originator Loan Designation                                                                                                                                                                                                 TILA ATR/QM
                                                                                                                                                                                                                                                                                          were found with Final CD [D#0084] & Hazard Insurance Binder [D#288]                                                                                                                                                                                                   Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. .
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Application / Processing - Missing Document: Missing Lender's Initial 1003: File was missing a copy of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               the Initial Loan Application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial CD was provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  within the 3 business days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Loan Estimate provided on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     04/XX/2021 was received by borrower at least four (4) business days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/04/XX/2021)                                         Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Total
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA        amount of $4,187.98 exceeds tolerance of $3,275.00 plus 10% or $3,602.50. No COC provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Revised Loan Estimate provided on 04/XX/2021 not received by borrower Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee Amount
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                at least four (4) business days prior to closing. (Interim/04/XX/2021)                       of $166.20 exceeds tolerance of $134.00. No coc provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $4,187.98 exceeds tolerance of $3,275.00 plus 10% or $3,602.50.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Tax.  Fee Amount of $166.20 exceeds tolerance of $134.00.  Insufficient or no cure was provided to the borrower. (8304)
243645925 XXX       $XXX      NC    3/XX/2021  1/XX/2021    Primary    Purchase               Temporary    2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not File is missing a copy of the MI Certificate which is required per DU condition    SELLER - GENERAL                                                                                                       2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: File is missing a copy of                                                                                   GENERAL COMMENT (2022/XX/05): Cert Attached                                                                     -
                                                                                              SHQM                                                                                               provided                                                                                 #12                                                                                COMMENT                                                                                                                                                                            [2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina the Lender's Initial 1003.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                    (2022/XX/05): Cert                                                                                                                                                                 Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.           State Compliance - North Carolina First Lien Late Charge Percent Testing: Late charge on the Note is 5%
                                                                                              Eligible)                                                                                                                                                                                                                                                                      Attached                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations   of overdue payment of principal and interest.  This exceeds North Carolina State Late Charge max of 4%.
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL                                                                                                                                                                 Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided
                                                                                                                                                                                                                                                                                                                                                                             COMMENT                                                                                                                                                                            List of Homeownership Counseling Organizations not provided to applicant within three (3)    Within 3 Business Days of Application: List of Homeownership Counseling Organizations in file is dated
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/06): The MI                                                                                                                                                               business days of application.                                                                02/XX/2021 which is more than 3 business days after application date of 01/XX/2021
                                                                                                                                                                                                                                                                                                                                                                             certificate was                                                                                                                                                                    [2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan   Federal Compliance - TRID Loan Estimate Timing: Initial Loan Estimate in file has an issue date of
                                                                                                                                                                                                                                                                                                                                                                             provided evidencing                                                                                                                                                                Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days   02/XX/2021 which is more than 3 business days after the application date of 01/XX/2021.
                                                                                                                                                                                                                                                                                                                                                                             MI insurance is in                                                                                                                                                                 of application. (Initial/02/XX/2021)                                                         Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title -
                                                                                                                                                                                                                                                                                                                                                                             place at origination                                                                                                                                                               [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Wire /Funding/ Disbursement Fee. Fee Amount of $130.00 disclosed on the Final CD but not on the initial
                                                                                                                                                                                                                                                                                                                                                                             however the monthly                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  LE.  File is missing a valid change of circumstance and loan did not provided a sufficient tolerance
                                                                                                                                                                                                                                                                                                                                                                             premium is not                                                                                                                                                                     Wire /Funding/ Disbursement Fee.  Fee Amount of $130.00 exceeds tolerance of $0.00.          cure.
                                                                                                                                                                                                                                                                                                                                                                             outlined on the                                                                                                                                                                    Insufficient or no cure was provided to the borrower. (77190)                                Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title -
                                                                                                                                                                                                                                                                                                                                                                             certificate. The                                                                                                                                                                   [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Abstract / Title Search Fee Amount of $150.00 disclosed on the Final CD but not disclosed on the
                                                                                                                                                                                                                                                                                                                                                                             premium amount                                                                                                                                                                     Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  initial LE. File is missing a valid change of circumstance and loan did not provided a sufficient
                                                                                                                                                                                                                                                                                                                                                                             appears on the first                                                                                                                                                               Abstract / Title Search.  Fee Amount of $150.00 exceeds tolerance of $0.00.  Insufficient or tolerance cure.
                                                                                                                                                                                                                                                                                                                                                                             payment letter, 1008                                                                                                                                                               no cure was provided to the borrower. (77163)
                                                                                                                                                                                                                                                                                                                                                                             and/or CD and
                                                                                                                                                                                                                                                                                                                                                                             matches the amount
                                                                                                                                                                                                                                                                                                                                                                             calculated from the
                                                                                                                                                                                                                                                                                                                                                                             rates on the
                                                                                                                                                                                                                                                                                                                                                                             certificate.
243294974 XXX       $XXX      NY    10/XX/2021 1/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                             3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Origination designation is UTD per the client,                                                                                                                                                                                                      TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
243371653 XXX       $XXX      MS    4/XX/2021  2/XX/2021    Primary    Refinance Limited      Non QM       3        C        C        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                             3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: The                                                                                                                                                                                                         TILA ATR/QM
                                                                       Cash-out GSE                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. closing/escrow and  lender's policy fees both increased from the initial LE and the file contained no
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    changed circumstance or cure provided for the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Mississippi Late Charge Percent and Amount Testing > $100,000:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mississippi Late Charge: Note late charge of 5.00000% exceeds state maximum of 4% or $5, whichever is greater.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $913.00 exceeds tolerance of $803.00 plus 10% or $883.30.  Insufficient or no cure was provided to the borrower. (0)
243046311 XXX       $XXX      NY    9/XX/2021  2/XX/2021    Second     Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [2] Closing / Title - Final Title is marked as missing                                   File is missing Stock Certificate, however Stock Power, UCC-1, and Proprietary                                                                                                                            3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.                                                                                                                                                                                                          TILA ATR/QM
                                                            Home                                                                                                                                                                                                                          Lease were provided.                                                                                                                                                                                                                                                  Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Origination Designation is UTD per client.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method    Application / Processing - Missing Document: Missing Lender's Initial 1003: File is missing a copy of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the   the initial Lender's 1003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                lender does not match the ATR payment calculation methods under 1026.43(c)(5).               Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial CD in file has an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               issue date of 09/XX/2021 with a closing date of 09/XX/2021.  No evidence in file showing borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   received initial CD at least 3 business days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: A valid COC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/09/XX/2021)                                         or sufficient cure was not provided in the loan file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,800.00 exceeds tolerance of $1,577.00 plus 10% or $1,734.70.  Insufficient or no cure was provided to the borrower. (0)
243360815 XXX       $XXX      CA    6/XX/2021  2/XX/2021    Primary    Refinance Rate/Term    Safe Harbor  3        C        C        B        B                                                 [3] Guideline Issue - Aged document: Asset Account date is more than 90 days prior to    All conditions have not been met due to missing the required Appraisal                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Loan is AUS Approved with a Loan Designation of                                                                                                                                                                                                 TILA ATR/QM
                                                                                              QM                                                                                                 Closing.: Financial Institution: XXX // Account Type: Savings / Account Number: XXXX     Appraisal is required by the latest AUS and is not provided in the loan file                                                                                                                                                                                          2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    Temporary SHQM but due to missing the Appraisal the loan is waterfalling to a Loan Designation of Safe
                                                                                                                                                                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions                                                                                                                                                                                                                                                                          Due Diligence Loan Designation of Safe Harbor QM.                                            Harbor QM
                                                                                                                                                                                                 were not met                                                                                                                                                                                                                                                                                                                                                   [2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated       Federal Compliance - TRID Lender Credit Tolerance Violation: The lender credit changed due to the loan
                                                                                                                                                                                                 [3] General - Missing Document: Stated not provided                                                                                                                                                                                                                                                                                                            Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 amount changing from $XXX to $XXX.
                                                                                                                                                                                                 [3] Guideline Issue - This loan closed during the COVID-19 affected timeframe.  Asset                                                                                                                                                                                                                                                                          is less than amount of binding Lender Credit previously disclosed in the amount of $-478.00. Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: No cure has
                                                                                                                                                                                                 Account date is more than 60 days prior to the Note date or notary date.: Financial                                                                                                                                                                                                                                                                            (9300)                                                                                       been provided.
                                                                                                                                                                                                 Institution: XXX // Account Type: Savings / Account Number: XXXX Note Date: 06/XX/2021;                                                                                                                                                                                                                                                                        [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                 Notary Date: 06/XX/2021                                                                                                                                                                                                                                                                                                                                        Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,760.00 exceeds tolerance of $1,588.00 plus 10% or $1,746.80.  Insufficient or no cure was provided to the borrower. (0)
243779333 XXX       $XXX      VA    3/XX/2021  2/XX/2021    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier         REVIEWER - CURED COMMENT (2022/XX/08): Sufficient Cure Provided At Closing                                                                                                                      -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   borrower receipt was not found in file.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing:
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         business days prior to closing. (Initial/03/XX/2021)                                         Transfer tax disclosed was  last disclosed as $522.00 on LE but disclosed as $720.00 on Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided Disclosure.  File does not contain a valid COC for this fee, cure provided at closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transfer Tax.  Fee Amount of $720.00 exceeds tolerance of $522.00.  Sufficient or excess cure was provided to the borrower at Closing. (8304)
243899446 XXX       $XXX      MI    4/XX/2021  2/XX/2021    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Michigan CMPA Home Loan Toolkit Status: Michigan Consumer Mortgage    State Compliance - Michigan CMPA Home Loan Toolkit Status: The file was missing a copy of the Your Home                                                                                                                                                                                                 -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              Protection Act:  Home Loan Toolkit not provided to borrower.                                 Loan Toolkit disclosure or proof of the borrower's receipt within 3 days of originator application
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               date.
                                                                                              Eligible)
243896788 XXX       $XXX      WI    3/XX/2021  2/XX/2021    Second     Refinance Rate/Term    Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: The file is missing initial                                                                                                                                                                                                 -
                                                            Home                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   1003 loan application.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The file does not contain
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         business days prior to closing. (Initial/03/XX/2021)                                         evidence of delivery of the initial CD at least 3 days prior to closing.
243751359 XXX       $XXX      CA    7/XX/2021  2/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        C        C                                                                                                                                                                                                                                                                                                                                                    3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Loan designation failure due to QM failure.                                                                                                                                                                                                     TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan       This exception will be cleared once all QM specific exceptions have been cured/cleared.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Designation of Non QM.                                                                       Federal Compliance - QM DTI: The DTI of 43.40144% exceeds the QM maximum of 43.00%. AUS was approved
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income  with this DTI
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase,      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: The file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                guarantee or insurance by the appropriate agency.                                            was missing a copy of the executed Affiliated Business Arrangement Disclosure or proof of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure       borrower's electronic receipt of the disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement     Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure to borrower.                                                                      The variation is due to rounding.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated       Fee was  last disclosed as $770.00 on LE but disclosed as $2,165.00 on Final Closing Disclosure.  File
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Property Costs over Year 1 of 60,651.05 on Final Closing Disclosure provided on 07/XX/2021   does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a post-close CD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                not accurate. (Final/07/XX/2021)                                                             disclosing the tolerance cure to include $1,395.00, a copy of refund check, proof of delivery, and a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       copy of the letter of explanation sent to the borrower disclosing the changes made.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for          Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $2,165.00 exceeds tolerance of $770.00.  Insufficient or no    Discount Points Fee was  last disclosed as $3,616.00 on LE but disclosed as $10,718.85 on Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                cure was provided to the borrower. (7506)                                                    Disclosure.  File does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       post-close CD disclosing the tolerance cure to include $7,102.85, a copy of refund check, proof of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan     delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Discount Points.  Fee Amount of $10,718.85 exceeds tolerance of $3,616.00.  Insufficient or no cure was provided to the borrower. (7200)
243482650 XXX       $XXX      OK    4/XX/2021  2/XX/2021    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                             2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - (Missing Data) Last Rate Set Date: Rate Lock not provided.                                                                                                                                                                                                                         -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and      Fee Tolerance exceeded. Total amount of $2,252.00 exceeds tolerance of $1,776.00 plus 10% or $1,953.60.
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing.                                    Insufficient or no cure was provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,252.00 exceeds tolerance of $1,776.00 plus 10% or $1,953.60.  Insufficient or no cure was provided to the borrower. (0)
243131877 XXX       $XXX      OR    5/XX/2021  2/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Loan Designation was not provided by the Lender and                                                                                                                                                                                                 TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. the Due Diligence Loan Designation tested as Non QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               COC or cure was provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  COC or cure was provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Endorsement Fee.  Fee Amount of $100.00 exceeds tolerance of $0.00.  Insufficient or no cure Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                was provided to the borrower. (7564)                                                         COC or cure was provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  COC or cure was provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Settlement / Closing / Escrow Fee.  Fee Amount of $300.00 exceeds tolerance of $0.00.        Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Insufficient or no cure was provided to the borrower. (7561)                                 COC or cure was provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  COC or cure was provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lenders Coverage Premium.  Fee Amount of $1,014.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75244)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Release Tracking Fee.  Fee Amount of $190.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75217)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Recording Service Fee.  Fee Amount of $5.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75197)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Abstract / Title Search.  Fee Amount of $25.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75178)
243319567 XXX       $XXX      WA    3/XX/2021  2/XX/2021    Investment Purchase               N/A          2        B        B        B        B                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, WA HOA Verification Missing HOA Verification for Primary Residence, XXX                                                                                                                                                       2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: File is missing signed and                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not  dated Initial 1003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to  Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Receive a Copy" appraisal disclosure to applicant within three (3) business days of          Timely: Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                application or determination of first lien status.                                           three (3) business days of application or determination of first lien status.
243261007 XXX       $XXX      NY    4/XX/2021  2/XX/2021    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Provide a signed and dated                                                                                                                                                                                                  -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late copy of the Lenders Intial 1003.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       charge percent of 5.00000% exceeds the state maximum of 2%.                                  State Compliance - New York Late Charge Percent Testing: Provide an updated note with the late charge
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       within the state limits or a letter of explanation providing an exemption for the late charge exceeding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Tax Certificate Fee.  Fee Amount of $6.28 exceeds tolerance of $0.00.  Insufficient or no    Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                cure was provided to the borrower. (77188)                                                   Tax Certificate Fee was  last disclosed as $0.00 on LE but disclosed as $6.28.00 on Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Disclosure.  File does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  post-close CD disclosing the tolerance cure to include $6.28, a copy of refund check, proof of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                SubEscrow Fee.  Fee Amount of $50.00 exceeds tolerance of $0.00.  Insufficient or no cure    delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                was provided to the borrower. (77185)                                                        Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             SubEscrow Fee was  last disclosed as $0.00 on LE but disclosed as $50.00 on Final Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             File does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a post-close CD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             disclosing the tolerance cure to include $50.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
243506213 XXX       $XXX      WI    5/XX/2021  2/XX/2021    Primary    Refinance Limited      Non QM       3        C        C        B        B                                                 [3] Application / Processing - 1003/Declarations:  F. Are you a co-signer or guarantor                                                                                                                                                                                                             3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: The file                                                                                                                                                                                                    TILA ATR/QM
                                                                       Cash-out GSE                                                                                                              on any debt or loan that is not disclosed on this application? reflects Yes.  Missing                                                                                                                                                                                                                                                                          Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. was missing a copy of the executed Affiliated Business Arrangement Disclosure or proof of the
                                                                                                                                                                                                 documented and/or does not meet guideline requirements.: Borrower: XXX                                                                                                                                                                                                                                                                                         Due Diligence Loan Designation is Non QM.                                                    borrower's electronic receipt of the disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure       Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement     borrower receipt was not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/05/XX/2021)
243526131 XXX       $XXX      NY    4/XX/2021  2/XX/2021    Investment Purchase               N/A          2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                                                                                                                                       -
243239509 XXX       $XXX      IL    3/XX/2021  2/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                   The file is missing a copy of the hazard insurance policy.                                                                                                                                                3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Evidence of originator loan designation was not                                                                                                                                                                                                     TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. provided in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Application / Processing - Missing Document: Missing Lender's Initial 1003: The file is missing a copy
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               of the initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Documentation verifying
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     initial closing disclosuree was provided to borrower at least 3 business day prior to closing was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/03/XX/2021)                                         provided in loan file.
243432369 XXX       $XXX      VA    4/XX/2021  2/XX/2021    Investment Refinance Rate/Term    N/A          2        B        B        B        B                                                 [3] General - AUS/Approval Subject Address does not match Note address.                  The AUS/LP Findings reflect address as XXX, whereas, the NOTE shows it as XXX.                                                                                                                            2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing the Lender's                                                                                                                                                                                                        -
                                                                                                                                                                                                 [3] Insurance Analysis - Insurance address does not match Note address.                  Insurnance address does not match Note address.  Insurance shows as XXX with zip                                                                                                                                                                                      [2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not  Initial dated 1003.
                                                                                                                                                                                                 [3] General - Valuation address does not match Note address.: Valuation Type: Appraisal  code as XXX, whereas, the NOTE shows it as XXX with zip code as XXX.                                                                                                                                                                                                  Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to
                                                                                                                                                                                                 / Valuation Report Date: 02/XX/2021                                                      Valuation address does not match Note address.  Appraisal shows as XXX, whereas,                                                                                                                                                                                      Receive a Copy" appraisal disclosure to applicant within three (3) business days of
                                                                                                                                                                                                                                                                                          the NOTE shows it as XXX.                                                                                                                                                                                                                                             application or determination of first lien status.
243396181 XXX       $XXX      PA    5/XX/2021  2/XX/2021    Investment Refinance Rate/Term    N/A          2        B        B        B        B                                                 [3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio  Qualifying Debt to Income Ratio of 62.92737 exceeds AUS dti of 43.00%.                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Lender's initial loan                                                                                                                                                                                                       -
                                                                                                                                                                                                 discrepancy.: Calculated investor qualifying total debt ratio of 62.92737% exceeds AUS   Insurance Verification, Mortgage Statement, and Tax Verification not provided.                                                                                                                                                                                                                                                                                     application missing.
                                                                                                                                                                                                 total debt ratio of 43.00000%.
                                                                                                                                                                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, NY Insurance
                                                                                                                                                                                                 Verification, Statement, Tax Verification
243439529 XXX       $XXX      NY    4/XX/2021  2/XX/2021    Second     Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                   Missing hazard insurance policy for reo at XXX.                                                                                                                                                           2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing signed and date                                                                                                                                                                                                     -
                                                            Home                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           initial 1003
                                                                                              (GSE/Agency
                                                                                              Eligible)
243561069 XXX       $XXX      NJ    6/XX/2021  2/XX/2021    Investment Refinance Rate/Term    N/A          2        B        B        B        B                                                 [3] Mortgage / Program Eligibility - AUS Findings: Combined High loan to value           Two appraisal provided, lower value used for LTV/CLTV/HCLTV.                                                                                                                                              2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing signed and dated                                                                                                                                                                                                    -
                                                                                                                                                                                                 discrepancy.: Calculated high loan to value percentage of 48.66667% exceeds AUS high     Two appraisal provided, lower value used for LTV/CLTV/HCLTV.                                                                                                                                                                                                                                                                                                       initial 1003.
                                                                                                                                                                                                 loan to value percentage of 41.00000%                                                    Two appraisal provided, lower value used for LTV/CLTV/HCLTV.
                                                                                                                                                                                                 [3] Mortgage / Program Eligibility - AUS Findings: Combined loan to value discrepancy.:
                                                                                                                                                                                                 Calculated combined loan to value percentage of 48.66667% exceeds AUS combined loan to value percentage of 41.00000%.
                                                                                                                                                                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Loan to value discrepancy.:
                                                                                                                                                                                                 Calculated loan to value percentage of 48.66667% exceeds AUS loan to value percentage of
                                                                                                                                                                                                 41.00000%.
243063910 XXX       $XXX      WI    6/XX/2021  2/XX/2021    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Income Eligibility - Borrower has un-audited YTD P&L and does not have 2 months      Borrower has un-audited YTD P&L and does not have 2 months business Account                                                                                                                               2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing dated and signed                                                                                                                                                                                                    -
                                                                                              SHQM                                                                                               business Account statements. (GSE COVID-19): Borrower: XXX // Employment Type:           statements. (GSE COVID-19)                                                                                                                                                                                                                                            [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       initial 1003
                                                                                              (GSE/Agency                                                                                        Employment / Income Type: C-Corp / Start Date: 01/XX/1980                                Missng current hazard insurance policy                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan     Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Cure was
                                                                                              Eligible)                                                                                          [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                                                                                         Discount Points.  Fee Amount of $4,392.50 exceeds tolerance of $3,833.00.  Insufficient or   provided in the amount of $500.00 but was insufficient for increase based on new rate lock. Please
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                no cure was provided to the borrower. (7200)                                                 provide evidence of differential amount of $59.50 in the form of credit to borrower.
243803119 XXX       $XXX      HI    5/XX/2021  2/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Loan designation is not clearly stated in the file  SELLER - GENERAL COMMENT (2022/XX/07): See attached XXX Cert.                   GENERAL COMMENT (2022/XX/07): See attached XXX Cert.                                                            TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. documentation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Application / Processing - Missing Document: Missing Lender's Initial 1003: The initial 1003 Loan       ATR adequately supported. Compensating factors  1- Long term stable employment  ATR adequately supported. Compensating factors  1- Long term stable employment  2-
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application is missing from the file.                                                                   2- Excellent mortgage payment history   3- Significant equity in subject        Excellent mortgage payment history   3- Significant equity in subject property, LTV
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal  property, LTV 51%   4- Lowering monthly housing payment  5- Demonstrated        51%   4- Lowering monthly housing payment  5- Demonstrated savings ability
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for          Fee was last disclosed as $692.00 on LE but disclosed as $870.00 on Final Closing Disclosure.  File     savings ability
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $870.00 exceeds tolerance of $692.00.  Insufficient or no cure does not contain a valid COC for this fee. Cure of $178.00 provided at closing is insufficient to cure  REVIEWER - GENERAL COMMENT (2022/XX/15): Clarifying the issue: Loan was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                was provided to the borrower. (7506)                                                         all tolerance violations.                                                                               submitted without a loan designation. Testing was based using "undetermined".
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan       Please confirm loan designation for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan     Discount Points were disclosed as $454.00 on LE but disclosed as $912.25 on Final Closing Disclosure.   REVIEWER - GENERAL COMMENT (2022/XX/19): EXCEPTION HISTORY - Exception Detail
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Discount Points.  Fee Amount of $912.25 exceeds tolerance of $454.00.  Insufficient or no    File does not contain a valid COC for this fee. Cure of $178.00 provided at closing is insufficient to  was updated on 12/XX/2022 PRIOR Exception Detail: Ability to Repay / Qualified
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                cure was provided to the borrower. (7200)                                                    cure all tolerance violations.                                                                          Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Fail.
243981305 XXX       $XXX      NY    8/XX/2021  2/XX/2021    Primary    Refinance Rate/Term    Safe Harbor  2        B        B        B        B                                                 [3] Guideline Issue - Aged document: Primary Valuation is older than guidelines permit:  Valuation effective date or Report date is more than 120 days before  to the Note                                                                                                                         2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               State Compliance - New York Late Charge Percent Testing: Note late charge percent of 5.00000% exceeds                                                                                                                                                                                                   -
                                                                                              QM                                                                                                 Valuation Type: Appraisal / Valuation Report Date: 03/XX/2021                            Date                                                                                                                                                                                                                                                                  [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: CD not provided to Borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   at least three business days prior to closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/08/XX/2021)                                         Fee Tolerance exceeded. with no cure provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount Percent Fee Tolerance exceeded for Appraisal Fee without cure provided of $1,925.00 exceeds tolerance of $80.00 plus 10% or $88.00.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $870.00 exceeds tolerance of $670.00.  Insufficient or no cure was provided to the borrower. (7506)
243352149 XXX       $XXX      CA    5/XX/2021  2/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] General - Incomplete Document: 1003 Final is incomplete                              The Final 1003 is not signed by the borrower (at the top of page 10).                                                                                                                                     3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Originator Loan Designation not provided.                                                                                                                                                                                                           TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
243063834 XXX       $XXX      LA    5/XX/2021  2/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                   The file is missing a copy of the hazard insyarnce policy.                                                                                                                                                3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Loan tested as Non-QM. Loan Designation not                                                                                                                                                                                                         TILA ATR/QM
                                                                                                                                                                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, LA Insurance        The file is missing copies of tax and insurance verifications on property XXX                                                                                                                                                                                         Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. provided
                                                                                                                                                                                                 Verification                                                                                                                                                                                                                                                                                                                                                   Due Diligence Loan Designation is Non QM.                                                    Application / Processing - Missing Document: Missing Lender's Initial 1003: The file is missing a copy
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               of the initial 1003.
243829248 XXX       $XXX      VA    4/XX/2021  2/XX/2021    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is      Hazard insurance amount of $XXX (including additional coverage of $XXX) is not                                                                                                                            2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Loan Estimate dated                                                                                                                                                                                                 -
                                                                                              SHQM                                                                                               insufficient.                                                                            enough to cover the loan amount of $XXX and the estimated cost new was not                                                                                                                                                                                            [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   04/XX/2021 was not received by the borrower at least 3 business days prior to the closing date of
                                                                                              (GSE/Agency                                                                                                                                                                                 provided on the appraisal. File is missing documentation from the property insurer                                                                                                                                                                                    Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     04/XX/2021
                                                                                              Eligible)                                                                                                                                                                                   to establish their opinion of the property's true replacement cost in order to                                                                                                                                                                                        business days prior to closing. (Initial/04/XX/2021)
                                                                                                                                                                                                                                                                                          determine if the amount of coverage is sufficient.
243740250 XXX       $XXX      AZ    3/XX/2021  2/XX/2021    Primary    Purchase               Non QM       3        C        C        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                    SELLER - GENERAL                                                                                                       3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: A Loan Designation was not provided by the Lender                                                                                   GENERAL COMMENT (2022/XX/05): Cert Attached                                                                     TILA ATR/QM
                                                                                                                                                                                                 provided                                                                                                                                                                    COMMENT                                                                                                                                                                            Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. and the Due Diligence Loan Designation tested as Non-QM.
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/05): Cert                                                                                                                                                                 Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: No evidence in the Loan
                                                                                                                                                                                                                                                                                                                                                                             Attached                                                                                                                                                                           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               file that the Initial CD dated 03/XX/2021 was provided to the Borrower at least 3 Business days to
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL                                                                                                                                                                 [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   Closing on 03/XX/2021.
                                                                                                                                                                                                                                                                                                                                                                             COMMENT                                                                                                                                                                            Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     Federal Compliance - TRID Interim Closing Disclosure Timing Test: No evidence in the Loan file that the
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/06): The MI                                                                                                                                                               business days prior to closing. (Initial/03/XX/2021)                                         Corrected Final CD dated 03/XX/2021 was provided to the Borrower at least 3 Business days to Closing on
                                                                                                                                                                                                                                                                                                                                                                             certificate was                                                                                                                                                                    [2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated  03/XX/2021.
                                                                                                                                                                                                                                                                                                                                                                             provided evidencing                                                                                                                                                                Disclosure   Corrected Closing Disclosure provided on or after 03/XX/2021 contains a change  Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan
                                                                                                                                                                                                                                                                                                                                                                             MI insurance is in                                                                                                                                                                 in APR and was not received by borrower at least three (3) business days prior to            Discount Points Fee was not disclosed on the Initial Loan Estimate.  File does not contain a valid COC
                                                                                                                                                                                                                                                                                                                                                                             place at origination                                                                                                                                                               consummation                                                                                 for this fee, nor evidence of cure.  Provide a post-close CD disclosing the tolerance cure to include
                                                                                                                                                                                                                                                                                                                                                                             however the monthly                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       $1,167.88, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to
                                                                                                                                                                                                                                                                                                                                                                             premium is not                                                                                                                                                                     Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan     the borrower disclosing the changes made.
                                                                                                                                                                                                                                                                                                                                                                             outlined on the                                                                                                                                                                    Discount Points.  Fee Amount of $1,167.88 exceeds tolerance of $0.00.  Insufficient or no
                                                                                                                                                                                                                                                                                                                                                                             certificate. The                                                                                                                                                                   cure was provided to the borrower. (7200)
                                                                                                                                                                                                                                                                                                                                                                             premium amount
                                                                                                                                                                                                                                                                                                                                                                             appears on the first
                                                                                                                                                                                                                                                                                                                                                                             payment letter, 1008
                                                                                                                                                                                                                                                                                                                                                                             and/or CD and
                                                                                                                                                                                                                                                                                                                                                                             matches the amount
                                                                                                                                                                                                                                                                                                                                                                             calculated from the
                                                                                                                                                                                                                                                                                                                                                                             rates on the
                                                                                                                                                                                                                                                                                                                                                                             certificate.
243853203 XXX       $XXX      NY    4/XX/2021  2/XX/2021    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late State Compliance - New York Late Charge Percent Testing: Note late charge percent of 5.00000% exceeds                                                                                                                                                                                                   -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              charge percent of 5.00000% exceeds the state maximum of 2%.                                  the state maximum of 2%.
                                                                                              (GSE/Agency
                                                                                              Eligible)
243583405 XXX       $XXX      CT    5/XX/2021  4/XX/2021    Primary    Purchase               Non QM       3        C        C        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not The loan file is missing a copy of the Private Mortgage Insurance Certificate.     SELLER - GENERAL                                                       [3] Appraisal    Appraiser                      3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: The loan file is missing  Loan Designation.                                                                                         GENERAL COMMENT (2022/XX/05): Cert Attached                                                                     TILA ATR/QM
                                                                                                                                                                                                 provided                                                                                                                                                                    COMMENT                                                                Data Integrity - credentials                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Federal Compliance - TRID Lender Credit Tolerance Violation: The initial lender credit was in the
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/05): Cert                                                     Appraiser's      active from                                                                                Due Diligence Loan Designation is Non QM.                                                    amount of $-413.00 the final CD reflects a lender credit of $401.38. File did not contain a valid COC
                                                                                                                                                                                                                                                                                                                                                                             Attached                                                               license or       05/XX/2002, The                                                                            [2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated       for the change or evidence of a tolerance cure.
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL                                                     certification    appraisal was                                                                              Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title -
                                                                                                                                                                                                                                                                                                                                                                             COMMENT                                                                was not active   performed                                                                                  $-401.38  is less than amount of binding Lender Credit previously disclosed in the amount of Wire Transfer Fee added on 5/XX/2021 CD with no valid change evident.  $73.00 cure on CD was not
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/06): The MI                                                   at the time of   4/XX/2021.                                                                                 $-413.00. (9300)                                                                             sufficient for all tolerance violations.
                                                                                                                                                                                                                                                                                                                                                                             certificate was                                                        the appraisal.:                                                                                             [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title -
                                                                                                                                                                                                                                                                                                                                                                             provided evidencing                                                    Valuation Type:                                                                                             Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  Title Search added on 5/XX/2021 CD with no valid change evident.  $73.00 cure on CD was not sufficient
                                                                                                                                                                                                                                                                                                                                                                             MI insurance is in                                                     Appraisal /                                                                                                 Wire /Funding/ Disbursement Fee.  Fee Amount of $15.00 exceeds tolerance of $0.00.           for all tolerance violations.
                                                                                                                                                                                                                                                                                                                                                                             place at origination                                                   Valuation Report                                                                                            Insufficient or no cure was provided to the borrower. (77190)                                Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal
                                                                                                                                                                                                                                                                                                                                                                             however the monthly                                                    Date: 04/XX/2021                                                                                            [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Fee increased on 5/XX/2021 CD with no valid change evident.  $73.00 cure on CD was not sufficient for
                                                                                                                                                                                                                                                                                                                                                                             premium is not                                                                                                                                                                     Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  all tolerance violations.
                                                                                                                                                                                                                                                                                                                                                                             outlined on the                                                                                                                                                                    Abstract / Title Search.  Fee Amount of $370.00 exceeds tolerance of $0.00.  Insufficient or
                                                                                                                                                                                                                                                                                                                                                                             certificate. The                                                                                                                                                                   no cure was provided to the borrower. (77163)
                                                                                                                                                                                                                                                                                                                                                                             premium amount                                                                                                                                                                     [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                             appears on the first                                                                                                                                                               Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                             payment letter, 1008                                                                                                                                                               Appraisal Fee.  Fee Amount of $543.00 exceeds tolerance of $470.00.  Insufficient or no cure
                                                                                                                                                                                                                                                                                                                                                                             and/or CD and                                                                                                                                                                      was provided to the borrower. (7506)
                                                                                                                                                                                                                                                                                                                                                                             matches the amount
                                                                                                                                                                                                                                                                                                                                                                             calculated from the
                                                                                                                                                                                                                                                                                                                                                                             rates on the
                                                                                                                                                                                                                                                                                                                                                                             certificate.
243489588 XXX       $XXX      NY    10/XX/2021 2/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.          REVIEWER - CURED COMMENT (2022/XX/08): Sufficient Cure Provided At Closing                                                                                                                      TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Federal Compliance - ARM Disclosure Status Test: ARM loan program disclosure not provided to the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan  Federal Compliance - CHARM Booklet Disclosure Status: Consumer Handbook on Adjustable Rate Mortgages,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                program disclosure not provided to the borrower.                                             CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:      Application / Processing - Missing Document: Missing Lender's Initial 1003: File is missing a complete
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. borrower signed and dated initial 1003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               State Compliance - New York Late Charge Percent Testing: Note late charge percent of 5.00000% exceeds
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  Federal Compliance - (Missing Data) Last Rate Set Date: Missing rate lock information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $1,020.00 exceeds tolerance of $745.00.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
243562629 XXX       $XXX      NY    5/XX/2021  2/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                             3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The Closing Disclosure was                                                                                                                                                                                                  TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Issued on 5/XX/2021.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    3 Business Days including Saturday.  Closing Date 5/XX/2021.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: A Change
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late of Circumstance was Not Provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  Insufficient Cure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: A Change
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     of Circumstance was Not Provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/05/XX/2021)                                         Insufficient Cure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: A Change
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  of Circumstance was Not Provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Recording Service Fee.  Fee Amount of $50.00 exceeds tolerance of $0.00.  Insufficient or no Insufficient Cure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                cure was provided to the borrower. (75197)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $690.00 exceeds tolerance of $480.00.  Insufficient or no cure was provided to the borrower. (7506)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Discount Points.  Fee Amount of $4,291.88 exceeds tolerance of $2,313.00.  Insufficient or no cure was provided to the borrower. (7200)
243707317 XXX       $XXX      FL    4/XX/2021  2/XX/2021    Investment Refinance Rate/Term    N/A          2        B        B        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                             2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing signed and dated                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             initial 1003.
243406095 XXX       $XXX      CA    6/XX/2021  2/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Insurance Documentation - Missing Document: Hazard Dec Page not provided             The loan file is missing a copy of the Homeowners Insurance declaration page.                                                                                                                             3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Loan Designation not provided in the loan file/                                                                                                                                                                                                     TILA ATR/QM
                                                                                                                                                                                                 [2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note      (HOI)                                                                                                                                                                                                                                                                 Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.
                                                                                                                                                                                                 Date.: Hazard Insurance Policy Expiration Date 08/XX/2021, Note Date 06/XX/2021          The loan file is missing a copy of the updated hazard Insurance.                                                                                                                                                                                                      Due Diligence Loan Designation is Non QM.
243144561 XXX       $XXX      OR    6/XX/2021  2/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Insufficient Coverage - The Hazard Insurance Policy effective date is after the                                                                                                                                                                                                                3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid                                                                                                                                                                                                   TILA ATR/QM
                                                                                                                                                                                                 funds disbursed.: Hazard Insurance Policy Effective Date 06/XX/2021; Disbursement Date:                                                                                                                                                                                                                                                                        Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. COC on file. Fee was not disclosed on loan estimate.
                                                                                                                                                                                                 06/XX/2021; Note Date: 06/XX/2021; Transaction Date: 06/XX/2021                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               COC on file. Fee was not disclosed on loan estimate.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  COC on file. Fee was not disclosed on loan estimate.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lender's Title Insurance.  Fee Amount of $917.00 exceeds tolerance of $0.00.  Insufficient   Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                or no cure was provided to the borrower. (7567)                                              COC on file. Fee was not disclosed on loan estimate.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  COC on file. Fee was not disclosed on loan estimate.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Endorsement Fee.  Fee Amount of $100.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7564)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Settlement / Closing / Escrow Fee.  Fee Amount of $295.00 exceeds tolerance of $0.00.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Insufficient or no cure was provided to the borrower. (7561)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Release Tracking Fee.  Fee Amount of $200.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75217)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Recording Service Fee.  Fee Amount of $25.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75197)
243900171 XXX       $XXX      SC    4/XX/2021  2/XX/2021    Primary    Purchase               Non QM       3        C        C        B        B                                                 [2] Guideline Issue - The origination guidelines are not available. Due diligence review The file is missing a copy of the secondary valuation required for securitization                                                                                                                         3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: A Loan Designation was not provided by the Lender                                                                                                                                                                                                   TILA ATR/QM
                                                                                                                                                                                                 based on non-origination guidelines (i.e. aggregator, seller).                           purposes.                                                                                                                                                                                                                                                             Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. and the Due Diligence Loan Designation tested as Non-QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Within 3 Business Days of Application: List of Homeowners Counselling Disclosure was not provided to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations   the Borrower within 3 business days of Application on 02/XX/2021.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: Right to Receive a Copy of the Appraisal
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                List of Homeownership Counseling Organizations not provided to applicant within three (3)    disclosure was not provided to the Borrower within 3 business days of Application on 02/XX/2021.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days of application.                                                                Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial CD dated 04/XX/2021
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not       was not provided to the Borrower at least three business days to Closing on 04/XX/2021.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                evidence the consumer was provided with the right to receive a copy of the Appraisal         Federal Compliance - TRID Lender Credit Tolerance Violation: Lender credits was initially disclosed as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure within 3 days of the loan application date.                                       -$1,540.00 on the Initial LE but was subsequently disclosed as -$1,125.00 in the Final CD dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   04/XX/2021.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     Federal Compliance - TRID Loan Estimate Timing: Initial LE dated 03/XX/2021 was not provided to the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/04/XX/2021)                                         Borrower within 3 business days of Application on 02/XX/2021.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $-1,125.00  is less than amount of binding Lender Credit previously disclosed in the amount of $-1,540.00. (9300)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/03/XX/2021)
243246998 XXX       $XXX      OH    7/XX/2021  2/XX/2021    Primary    Purchase               Temporary    3        C        C        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                    SELLER - GENERAL                                                                                                       3           C           C           B           B           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Originator Loan Designation of Temporary SHQM                                                                                   GENERAL COMMENT (2022/XX/05): Cert Attached                                                                     TILA ATR/QM
                                                                                              HPQM                                                                                               provided                                                                                                                                                                    COMMENT                                                                                                                                                                            2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                    (2022/XX/05): Cert                                                                                                                                                                 Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).                      Eligible).
                                                                                              Eligible)                                                                                                                                                                                                                                                                      Attached                                                                                                                                                                           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL                                                                                                                                                                 [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Information Document Not Retained by Lender): Borrower was not provided with Home Mortgage Loan
                                                                                                                                                                                                                                                                                                                                                                             COMMENT                                                                                                                                                                            Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices    Information Document.
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/06): The MI                                                                                                                                                               Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by   State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided):
                                                                                                                                                                                                                                                                                                                                                                             certificate was                                                                                                                                                                    lender.                                                                                      Borrower was not provided with  Right Not To Close Disclosure.
                                                                                                                                                                                                                                                                                                                                                                             provided evidencing                                                                                                                                                                [2] State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not  Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: Initial escrow amount
                                                                                                                                                                                                                                                                                                                                                                             MI insurance is in                                                                                                                                                                 Provided): Ohio Consumer Sales Practices Act: Borrower not provided Right Not To Close       disclosed on the statement  does not match charges on HUD-1/Final Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                             place at origination                                                                                                                                                               Disclosure.                                                                                  Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment Test:
                                                                                                                                                                                                                                                                                                                                                                             however the monthly                                                                                                                                                                [2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA:        Initial escrow amount disclosed on the statement  does not match charges on HUD-1/Final Closing
                                                                                                                                                                                                                                                                                                                                                                             premium is not                                                                                                                                                                     Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.   Disclosure.
                                                                                                                                                                                                                                                                                                                                                                             outlined on the                                                                                                                                                                    [2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow    Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not
                                                                                                                                                                                                                                                                                                                                                                             certificate. The                                                                                                                                                                   Payment Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure  provided to Borrowers at least three business days prior to closing as per requirement.
                                                                                                                                                                                                                                                                                                                                                                             premium amount                                                                                                                                                                     provided on 07/XX/2021 disclosed the Initial Escrow Payment that does not match the escrow   Federal Compliance - TRID Lender Credit Tolerance Violation: Zero Percent Tolerance violation exceeded
                                                                                                                                                                                                                                                                                                                                                                             appears on the first                                                                                                                                                               payment disclosed on page 2. (Final/07/XX/2021)                                              for Lender Credits of $-6,230.81 is less than amount of binding Lender Credit previously disclosed in
                                                                                                                                                                                                                                                                                                                                                                             payment letter, 1008                                                                                                                                                               [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   the amount of $-6,466.00.
                                                                                                                                                                                                                                                                                                                                                                             and/or CD and                                                                                                                                                                      Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                             matches the amount                                                                                                                                                                 business days prior to closing. (Initial/07/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                             calculated from the                                                                                                                                                                [2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated
                                                                                                                                                                                                                                                                                                                                                                             rates on the                                                                                                                                                                       Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of
                                                                                                                                                                                                                                                                                                                                                                             certificate.                                                                                                                                                                       $-6,230.81  is less than amount of binding Lender Credit previously disclosed in the amount of $-6,466.00. (9300)
243309087 XXX       $XXX      NY    6/XX/2021  2/XX/2021    Primary    Refinance Rate/Term    Safe Harbor  2        B        B        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                             2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - (Missing Data) Last Rate Set Date: The loan file is missing a Rate Lock.                                                                                           GENERAL COMMENT (2022/XX/05): Disagree: Final disclosed Finance Charge is $27,489.54.                           -
                                                                                              QM                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late Federal Compliance - TRID Lender Credit Tolerance Violation: The CD dated 06/XX/2021 reduces the lender                                                                                 Calculated Finance Charge is $27,489.52. Finance Charge is overstated by $0.02 and is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  credit.                                                                                                                                                                                 acceptable. Fees included in calculation: Title-Attorney Fee $1,050,  and prepaid
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial                                                                                                                                                                                           interest $191.80. Please see attached Brooks calculations and rate lock agreement.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $-2,330.00  is less than amount of binding Lender Credit previously disclosed in the amount of $-2,386.00. (9300)
243116087 XXX       $XXX      AZ    4/XX/2021  2/XX/2021    Second     Purchase               Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations   Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided                                                                                                                                                                                                     -
                                                            Home                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): Within 3 Business Days of Application: Evidence of borrower's earlier receipt of the disclosure is
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       List of Homeownership Counseling Organizations not provided to applicant within three (3)    missing
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.                                                                Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: Evidence of borrower's earlier receipt of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not       the disclosure is missing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                evidence the consumer was provided with the right to receive a copy of the Appraisal         Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: Discrepancy
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure within 3 days of the loan application date.                                       appears to be due to the HOA dues. Lender is using $65/month, however evidence in the file supports
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1    $58/month. Evidence of the higher amount is missing from the file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property   Federal Compliance - TRID Loan Estimate Timing: Final LE is required to be received by borrower at
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Costs over Year 1 of 780.00 on Final Closing Disclosure provided on 04/XX/2021 not accurate. least 1 day prior to Initial CD.  Based on documentation in file, Final LE was received by borrower on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Final/04/XX/2021)                                                                           or after date Initial CD was received.  Evidence of earlier receipt of LE was not located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan   Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days   tolerance was exceeded by $54 . No valid COC provided, nor evidence of cure in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                of application. (Initial/03/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $120.00 exceeds tolerance of $60.00 plus 10% or $66.00.  Insufficient or no cure was provided to the borrower. (0)
243578918 XXX       $XXX      NY    4/XX/2021  2/XX/2021    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, NY Insurance                                                                                                                                                                                                                  2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan  Federal Compliance - ARM Disclosure Status Test: ARM loan program disclosure not provided to the                                                                                                                                                                                                        -
                                                                                              SHQM                                                                                               Verification, Tax Verification                                                                                                                                                                                                                                                                                                                                 program disclosure not provided to the borrower.                                             borrower.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:      Federal Compliance - CHARM Booklet Disclosure Status: Consumer Handbook on Adjustable Rate Mortgages,
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               State Compliance - New York Late Charge Percent Testing: Note late charge percent of 5.00000% exceeds
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.
243062530 XXX       $XXX      NY    3/XX/2021  2/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                             3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Missing loan designation from client.                                                                                                                                                                                                               TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
243235560 XXX       $XXX      FL    5/XX/2021  2/XX/2021    Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                 [3] Income Documentation - Income Docs Missing:: Borrower: XXX The Work Number - Income                                                                                                                                                                                                            3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Guideline not provided in file. Hence unable to                                                                                                                                                                                                     TILA ATR/QM
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. determine loan designation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Data captured accurately. No guideline has
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and been provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Fees Test.  Points and Fees on subject loan of XXX% is in excess of the investor allowable   Federal Compliance - (Missing Data) Last Rate Set Date: Rate lock document not provided in file. No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a       compliance report also provided which could be used as an alternative rate lock document.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Federal Total Loan Amount of $XXX vs. an investor allowable total of $XXX (an overage of     Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Document was provided and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $XXX or XXX%).                                                                               signed at closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Fees
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   increased at final closing with no valid change of circumstance provided for the increase.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and      Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.                                    tax fee increased from $630.00 to $671.00 at final closing with no valid change of circumstance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   provided for the increase.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/05/XX/2021)                                         discount point fees increased from $1,574.00 to $2,287.50 at final closing with no valid change of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        circumstance provided for the increase.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,642.50 exceeds tolerance of $1,238.00 plus 10% or $1,361.80.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Tax.  Fee Amount of $671.00 exceeds tolerance of $630.00.  Insufficient or no cure was provided to the borrower. (8304)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Discount Points.  Fee Amount of $2,287.50 exceeds tolerance of $1,574.00.  Insufficient or no cure was provided to the borrower. (7200)
243014354 XXX       $XXX      LA    8/XX/2021  2/XX/2021    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                   File is missing a copy of the Hazard Insurance policy in effect on the subject                                                                                                                            2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: File is missing a copy of                                                                                                                                                                                                   -
                                                                                              SHQM                                                                                                                                                                                        property at the time of closing.                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same       the Initial 1003 executed by the borrower.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The (Circuit 2, 5, 7, 8, 9, 10 or DC): Right to Cancel disclosure was executed on Form H-8, however,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                H-8 form was used, the H-9 form should have been used.                                       borrower is refinancing the subject property with the same creditor that originated the loan when the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   subject property was originally purchased.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: File is missing the fully
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/08/XX/2021)                                         executed Initial Closing Disclosure sent to the borrower to determine if the document met the timing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan     Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Discount Points.  Fee Amount of $1,870.00 exceeds tolerance of $1,188.00.  Insufficient or   Discount Point fee was disclosed at $1,188.00 on the Initial Loan Estimate, but disclosed as $1,870.00
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                no cure was provided to the borrower. (7200)                                                 on the Final Closing Disclosure dated 08/XX/2021. No valid changed circumstance was found in the file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             No evidence was found in the file that a Cure was provided at closing to cover the tolerance violation amount totaling $682.00.
243405021 XXX       $XXX      VA    4/XX/2021  3/XX/2021    Primary    Purchase               Temporary    2        B        B        B        B                                                 [3] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after          Effective date per hazard insurance document have been captured accurately.                                                                                                                               2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - (Missing Data) Last Rate Set Date: Rate lock document in file is dated post rate                                                                                                                                                                                                   -
                                                                                              SHQM                                                                                               closing.: Hazard Insurance Policy Effective Date 04/XX/2021, Disbursement Date:          VVOE not dated within 10 business days of closing,                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   lock date. Hence marked missing.
                                                                                              (GSE/Agency                                                                                        04/XX/2021                                                                                                                                                                                                                                                                                                                                                     Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and      Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial CD dated 04/06/21
                                                                                              Eligible)                                                                                          [3] Guideline Issue - This loan closed during the COVID-19 affected timeframe. VOE was                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing.                                    presumed received 04/09/21 versus closing date of 04/10/22
                                                                                                                                                                                                 not provided within 10 days before note date or prior to disbursement date. At least one                                                                                                                                                                                                                                                                       [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title
                                                                                                                                                                                                 of these requirements are missing:  Employer Letter, Paystub, Account Statement within                                                                                                                                                                                                                                                                         Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     search fee increased from $0.00 to $125.00 at final closing with no valid change of circumstance
                                                                                                                                                                                                 10 days before note date or prior to disbursement date.: Borrower: XXX // Employment                                                                                                                                                                                                                                                                           business days prior to closing. (Initial/04/XX/2021)                                         provided for the increase.
                                                                                                                                                                                                 Type: Employment / Income Type: Wages / Start Date: 11/XX/2019 Note Date: 04/XX/2021                                                                                                                                                                                                                                                                           [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Abstract / Title Search.  Fee Amount of $125.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77163)
243308982 XXX       $XXX      NY    7/XX/2021  2/XX/2021    Primary    Refinance Rate/Term    Safe Harbor  2        B        B        B        B                                                 [3] Insurance Documentation - Hazard Insurance Error: Missing HO-6 policy, blanket       Walls-in coverage not included in Master Policy.                                   REVIEWER - GENERAL                                                                                                     2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial Loan Application                                                                                                                                                                                                    -
                                                                                              QM                                                                                                 hazard insurance policy provided does not contain unit interior coverage.                                                                                                   COMMENT                                                                                                                                                                            [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late not provided.
                                                                                                                                                                                                 [3] General - Missing Document: AVM not provided                                                                                                                            (2022/XX/19):                                                                                                                                                                      charge percent of 5.00000% exceeds the state maximum of 2%.                                  State Compliance - New York Late Charge Percent Testing: Late charge of 5% exceeds New York maximum of
                                                                                                                                                                                                                                                                                                                                                                             Received another                                                                                                                                                                   [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same       2%.
                                                                                                                                                                                                                                                                                                                                                                             blanket hazard                                                                                                                                                                     Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance
                                                                                                                                                                                                                                                                                                                                                                             insurance policy.                                                                                                                                                                  Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The (Circuit 2, 5, 7, 8, 9, 10 or DC): Notice of Right to Cancel on wrong form.
                                                                                                                                                                                                                                                                                                                                                                             However, it does not                                                                                                                                                               H-8 form was used, the H-9 form should have been used.                                       Federal Compliance - TRID Lender Credit Tolerance Violation: Final Lender credit in the amount of
                                                                                                                                                                                                                                                                                                                                                                             include "walls-in"                                                                                                                                                                 [2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated       -$295.00 is less than previously disclosed Lender credit in the amount of -$351.00.
                                                                                                                                                                                                                                                                                                                                                                             coverage.                                                                                                                                                                          Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $-295.00  is less than amount of binding Lender Credit previously disclosed in the amount of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $-351.00. (9300)
243782440 XXX       $XXX      NY    6/XX/2021  2/XX/2021    Primary    Purchase               Non QM       3        C        C        B        B                                                 [3] Insurance Documentation - Hazard Insurance Error: Subject hazard insurance premium                                                                                                                                                             [3] Appraisal                                   3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: A loan designation is not provided by the seller                                                                                                                                                                                                    TILA ATR/QM
                                                                                                                                                                                                 is missing from evidence of insurance.                                                                                                                                                                                                             Data Integrity -                                                                                            Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. for this loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Appraiser's                                                                                                 Due Diligence Loan Designation is Non QM.                                                    State Compliance - New York Late Charge Percent Testing: Note late charge of 5% captured as shown on
                                                                                                                                                                                                                                                                                                                                                                                                                                                    license or                                                                                                  [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               note document on file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                    certification                                                                                               [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                    was not active                                                                                              charge percent of 5.00000% exceeds the state maximum of 2%.                                  Within 3 Business Days of Application: Homeowner counseling disclosure was provided to borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                    at the time of                                                                                              [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations   on3/XX/2021.
                                                                                                                                                                                                                                                                                                                                                                                                                                                    the appraisal.:                                                                                             Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: Right to receive copy of appraisal
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Valuation Type:                                                                                             List of Homeownership Counseling Organizations not provided to applicant within three (3)    provided to borrower on 6/XX/2021 was signed on the same date as provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Appraisal /                                                                                                 business days of application.                                                                Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Valuation Report                                                                                            [2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not       October 2018 Test: Verified property costs are$ 1340.46 monthly but the monthly property cost displayed
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date: 04/XX/2021                                                                                            evidence the consumer was provided with the right to receive a copy of the Appraisal         on the closing disclosure is $ 1,017.29.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure within 3 days of the loan application date.                                       Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing disclosure provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs on 6/XX/2021 was not signed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of   Federal Compliance - TRID Loan Estimate Timing: Loan estimate provided to borrower on 3/XX/2021 was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Estimated Property Costs over Year 1 of 12,207.48 on Final Closing Disclosure provided on    signed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                06/XX/2021 not accurate. (Final/06/XX/2021)                                                  Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee change
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   with no cure provided to borrower and no change of circumstance in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/06/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/03/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lock Fee.  Fee Amount of $704.88 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7335)
243488030 XXX       $XXX      DE    5/XX/2021  2/XX/2021    Second     Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Credit Documentation - Aged document: Credit Report  is more than 90 days prior to                                                                                                                                                                                                             3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - TRID Lender Credit Tolerance Violation: Fee was not disclosed on Loan Estimate.                                                                                                                                                                                                    TILA ATR/QM
                                                            Home                                                                                                                                 the note date.: Credit Report: Original // Borrower: XXX, Credit Report: Original //                                                                                                                                                                                                                                                                           Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. File does not contain a valid COC for this fee, nor evidence of cure.
                                                                                                                                                                                                 Borrower: XXX                                                                                                                                                                                                                                                                                                                                                  Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10%
                                                                                                                                                                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                                                                                         [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               tolerance was exceeded by $1693.10.   No valid COC provided, nor evidence of cure in file.
                                                                                                                                                                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, MD Insurance                                                                                                                                                                                                                                                                              [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan
                                                                                                                                                                                                 Verification, Tax Verification                                                                                                                                                                                                                                                                                                                                 Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and      Discount point Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee,
                                                                                                                                                                                                 [3] Income Documentation - Verification(s) of employment is not within 10 business days                                                                                                                                                                                                                                                                        Transaction Date used to determine rate used for testing.                                    nor evidence of cure.  Provide a post-close CD disclosing the tolerance cure to include $50.00, a copy
                                                                                                                                                                                                 of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start                                                                                                                                                                                                                                                                        [2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated       of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower
                                                                                                                                                                                                 Date: 04/XX/2004                                                                                                                                                                                                                                                                                                                                               Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 disclosing the changes made.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                is less than amount of binding Lender Credit previously disclosed in the amount of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $-1,425.00. (9300)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,945.00 exceeds tolerance of $229.00 plus 10% or $251.90.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Discount Points.  Fee Amount of $471.88 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
243975980 XXX       $XXX      MO    6/XX/2021  2/XX/2021    Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                                                                                                                                       -
                                                                       Other                  SHQM
                                                                                              (GSE/Agency
                                                                                              Eligible)
243292278 XXX       $XXX      FL    5/XX/2021  2/XX/2021    Primary    Purchase               Higher       3        C        C        C        C                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    Missing income documents on pension income.  Need award letter to verify                                                                                                                                  3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: CD APR value is at 4.68010%- which exceeds the  REVIEWER - CURED COMMENT (2022/XX/08): Sufficient Cure Provided At Closing                                                                                                                      TILA ATR/QM
                                                                                              Priced QM                                                                                          were not met                                                                             continuity on permanent disability and 2020 1099.                                                                                                                                                                                                                     2014): Originator Loan Designation of HUD Safe Harbor QM does not match Due Diligence Loan   maximum APOR - 1.5% value of 4.53%.
                                                                                                                                                                                                 [3] General - FHA - Informed Consumer Choice Disclosure was not provided to borrower     Provide executed FHA Informed Consumer Choice Disclosure.                                                                                                                                                                                                             Designation of Higher Priced QM.                                                             Federal Compliance - HUD QM AU Finding Fail: Missing income documents on permanent disability/pension.
                                                                                                                                                                                                 within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer     Provide executed FHA Informed Consumer Choice Disclosure.                                                                                                                                                                                                             [3] Federal Compliance - HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014):   Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided
                                                                                                                                                                                                 Choice Disclosure (Government Documents)                                                 Provide April  2021 statement on XXX to meet guideline.                                                                                                                                                                                                               Subject loan is not eligible to be insured or guaranteed by FHA.                             Within 3 Business Days of Application: Homeownership Counselling document is dated 3.18.2021 which is
                                                                                                                                                                                                 [3] General - FHA - Informed Consumer Choice Disclosure was not signed by borrower.:     Provide award letter on permanent disability/pension to verify continuity of                                                                                                                                                                                          [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations   more than 3 business days of application date.
                                                                                                                                                                                                 Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents)             income and 2020 1099.                                                                                                                                                                                                                                                 Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not
                                                                                                                                                                                                 [3] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial   Pension award letter and 1099 not in file.                                                                                                                                                                                                                            List of Homeownership Counseling Organizations not provided to applicant within three (3)    delivered or placed in the mail to Borrower(s) within three (3) business days of application.
                                                                                                                                                                                                 Institution: XXX // Account Type: Checking / Account Number: XXXX                        Please provide the Final AUS dated 05/XX/2021 at 4:55 pm.                                                                                                                                                                                                             business days of application.                                                                (Initial/03/XX/2021)
                                                                                                                                                                                                 [3] Income Documentation - Income Docs Missing:: Borrower: XXX Award Letter /            Provide all gift funds receipt and donor's source of gift funds.                                                                                                                                                                                                      [2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan   Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing:
                                                                                                                                                                                                 Continuance Letter                                                                       Provide executed taxpayer consent.                                                                                                                                                                                                                                    Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days   Appraisal fee was last disclosed as $538 on LE but disclosed as $613 on Final Closing Disclosure.
                                                                                                                                                                                                 [3] Income Documentation - Income documentation requirements not met.                    Provide executed 92900-B disclosure within three days of application date.                                                                                                                                                                                            of application. (Initial/03/XX/2021)                                                         Provide a post-close CD disclosing the tolerance cure to include $75 a copy of refund check, proof of
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: AUS not provided                        Loan is an FHA 203(b) loan.                                                                                                                                                                                                                                           [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided delivery, and a copy of the letter of explanation sent to the borrower disclosing the changed made or
                                                                                                                                                                                                 [3] General - Missing Document: Source of Funds/Deposit not provided                                                                                                                                                                                                                                                                                           At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for        VCC.
                                                                                                                                                                                                 [2] General - Evidence of Taxpayer Consent is Missing, and Taxpayer documentation is                                                                                                                                                                                                                                                                           Appraisal Fee.  Fee Amount of $613.00 exceeds tolerance of $538.00.  Sufficient or excess
                                                                                                                                                                                                 present.                                                                                                                                                                                                                                                                                                                                                       cure was provided to the borrower at Closing. (7506)
                                                                                                                                                                                                 [2] Government Documentation - FHA - Important Notice to Homebuyer (92900-B) was not
                                                                                                                                                                                                 provided within three days of the application date.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government Documents)
                                                                                                                                                                                                 [2] General - Loan has been identified as FHA/VA/USDA: Mortgage Type: FHA
243290587 XXX       $XXX      VA    8/XX/2021  2/XX/2021    Investment Refinance Rate/Term    N/A          2        B        B        B        B                                                 [3] Guideline Issue - Aged document: Primary Valuation is older than guidelines permit:  The appraisal effective date is more than 120 days from the Note date.                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing initial signed and                                                                                                                                                                                                  -
                                                                                                                                                                                                 Valuation Type: Appraisal / Valuation Report Date: 05/XX/2021                            Provide updated coverage or a replacement cost estimator to verify current                                                                                                                                                                                                                                                                                         dated 1003.
                                                                                                                                                                                                 [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is      coverage is sufficient.
                                                                                                                                                                                                 insufficient.                                                                            Missing statements, tax, insurance, and HOA verification to verify PITIA for other
                                                                                                                                                                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, WA, Address: XXX,   REO's.
                                                                                                                                                                                                 WA, Address: XXX, WA Statement, Tax Verification
                                                                                                                                                                                                 Statement, Tax Verification
                                                                                                                                                                                                 Statement
243155183 XXX       $XXX      NJ    7/XX/2021  2/XX/2021    Second     Refinance Rate/Term    Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 -                                                                                                                                                                                                       -
                                                            Home                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs October 2018 Test: Non escrowed property total cost monthly is $727.60, an final CD page 4 reflects
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of   $11,520.00/12 months = $960.00.
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         Estimated Property Costs over Year 1 of 11,520.00 on Final Closing Disclosure provided on    Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: Increasing payment disclosed the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                07/XX/2021 not accurate. (Final/07/XX/2021)                                                  earliest date of the maximum possible amount of principal and interest that does not match the actual
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA-RESPA        earliest date for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 07/XX/2021 with an  Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: Increasing payment increasing payment disclosed the maximum possible amount of principal and interest that does disclosed the earliest date of the maximum possible amount of principal and interest that does not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                not match the actual maximum amount for the loan. (Final/07/XX/2021)                         match the actual earliest date for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year:           Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on          Adjustable Rate: Maximum periodic principal and interest payment for payment stream 3 does not match.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                07/XX/2021 with an increasing payment disclosed the earliest date of the maximum possible    Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                amount of principal and interest that does not match the actual earliest date for the loan.  Adjustable Rate: Maximum periodic principal and interest payment for payment stream 2 does not match.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Final/07/XX/2021)                                                                           Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The LE
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest      dated 02/XX/2021 increased the discount Fee with no valid COC or cure provided. The LE was issued 2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Payment Max Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments:  days prior to the lock date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final Closing Disclosure provided on 07/XX/2021 disclosed a maximum periodic principal and interest payment for payment stream 3 that does not match the actual maximum payment for the loan. (ProjSeq:3/2061801)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Payment Max Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final Closing Disclosure provided on 07/XX/2021 disclosed a maximum periodic principal and interest payment for payment stream 2 that does not match the actual maximum payment for the loan. (ProjSeq:2/2061799)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Discount Points.  Fee Amount of $105.63 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
243866460 XXX       $XXX      NY    4/XX/2021  2/XX/2021    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                             2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                                                                                                                                       -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                              Eligible)
243081719 XXX       $XXX      WA    4/XX/2021  3/XX/2021    Investment Refinance Rate/Term    N/A          2        B        B        B        B                                                 [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is      Provide updated coverage or a replacement cost estimator to verify current                                                                                                                                2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing signed and dated                                                                                                                                                                                                    -
                                                                                                                                                                                                 insufficient.                                                                            coverage is sufficient.                                                                                                                                                                                                                                                                                                                                            initial 1003.
                                                                                                                                                                                                 [3] Insufficient Coverage - The Hazard Insurance Policy effective date is after the      Hazard Insurance Policy Effective Date is after the later of the disbursement, funds disbursed.: Hazard Insurance Policy Effective Date 04/XX/2021; Disbursement Date:  note or transaction date.  Hazard Insurance Policy Effective Date 04/XX/2021;
                                                                                                                                                                                                 04/XX/2021; Note Date: 04/XX/2021; Transaction Date: 04/XX/2021                          Disbursement Date: 04/XX/2021; Note Date: 04/XX/2021; Transaction Date:
                                                                                                                                                                                                                                                                                          04/XX/2021.
243159886 XXX       $XXX      NY    6/XX/2021  3/XX/2021    Primary    Purchase               Temporary    2        B        B        B        B                                                 [3] Guideline Issue - This loan closed during the COVID-19 affected timeframe.  Asset    XXX assets are dated 6 months prior to closing,                                                                                                                                                           2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               State Compliance - New York Late Charge Percent Testing: Note late charge percent of 5% exceeds the                                                                                                                                                                                                     -
                                                                                              SHQM                                                                                               Account date is more than 60 days prior to the Note date or notary date.: Financial                                                                                                                                                                                                                                                                            [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late state maximum of 2%.
                                                                                              (GSE/Agency                                                                                        Institution: XXX // Account Type: 401(k)/403(b) Account / Account Number: XXXX,                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                              Eligible)                                                                                          Financial Institution: XXX // Account Type: Individual Retirement Account (IRA) /
                                                                                                                                                                                                 Account Number: XXXX, Financial Institution: XXX // Account Type: Individual Retirement
                                                                                                                                                                                                 Account (IRA) / Account Number: XXXX Note Date: 06/XX/2021;  Notary Date: 06/XX/2021
                                                                                                                                                                                                 Note Date: 06/XX/2021;  Notary Date: 06/XX/2021
                                                                                                                                                                                                 Note Date: 06/XX/2021;  Notary Date: 06/XX/2021
243321027 XXX       $XXX      NY    6/XX/2021  2/XX/2021    Primary    Refinance Limited      Non QM       3        C        C        B        B                                                 [3] Credit Documentation - Aged document: Credit Report  is more than 90 days prior to                                                                                                                                                                                                             3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified                                                                                                                 SELLER - GENERAL COMMENT (2022/XX/08): See attached XXX Cert.                   GENERAL COMMENT (2022/XX/08): See attached XXX Cert.                                                            TILA ATR/QM
                                                                       Cash-out GSE                                                                                                              the note date.: Credit Report: Original // Borrower: XXX, Credit Report: Original //                                                                                                                                                                                                                                                                           Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.
                                                                                                                                                                                                 Borrower: XXX                                                                                                                                                                                                                                                                                                                                                  Due Diligence Loan Designation is Non QM.
                                                                                                                                                                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                                                                                         [2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method                                                                                                            ATR adequately supported. Compensating factors  1- Stable Employment  2-        ATR adequately supported. Compensating factors  1- Stable Employment  2- Conservative
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the                                                                                                           Conservative Use of Consumer Debt   3- Low Housing/Debt Ratios   4- Documented  Use of Consumer Debt   3- Low Housing/Debt Ratios   4- Documented Savings Ability  5-
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                lender does not match the ATR payment calculation methods under 1026.43(c)(5).                                                                                                                       Savings Ability  5- Good Residual Income  6- Excellent mortgage/credit payment  Good Residual Income  6- Excellent mortgage/credit payment history  7- History of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                                       history  7- History of satisfactorily maintaining similar level of housing      satisfactorily maintaining similar level of housing and/or debt
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late                                                                                                         and/or debt
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                                                                                                                          REVIEWER - GENERAL COMMENT (2022/XX/13): EXCEPTION HISTORY - Exception Detail
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     was updated on 12/XX/2022 PRIOR Exception Detail: Ability to Repay / Qualified
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Fail.
243347600 XXX       $XXX      VA    4/XX/2021  3/XX/2021    Primary    Refinance Rate/Term    Temporary    1        A        A        A        A                                                 [3] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                                              SHQM                                                                                               closing.: Hazard Insurance Policy Effective Date 05/XX/2021, Disbursement Date:
                                                                                              (GSE/Agency                                                                                        04/XX/2021
                                                                                              Eligible)
243147845 XXX       $XXX      NV    7/XX/2021  3/XX/2021    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                                                                                                                                       -
                                                                                              SHQM
                                                                                              (GSE/Agency
                                                                                              Eligible)
243144360 XXX       $XXX      NY    5/XX/2021  3/XX/2021    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                   Provide the Hazard Insurance Policy.                                                                                                                                                                      2           B           B           B           B           [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late State Compliance - New York Late Charge Percent Testing: Note late charge percent of 5.00000% exceeds                                                                                                                                                                                                   -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              charge percent of 5.00000% exceeds the state maximum of 2%.                                  the state maximum of 2%.
                                                                                              (GSE/Agency
                                                                                              Eligible)
243508402 XXX       $XXX      AR    6/XX/2021  3/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Guideline Issue - Aged document: Asset Account date is more than 90 days prior to                                                                                                                                                                                                              3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not                                                                                                                                                                                                      TILA ATR/QM
                                                                                                                                                                                                 Closing.: Financial Institution: XXX // Account Type: Savings / Account Number: XXXX,                                                                                                                                                                                                                                                                          Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. provided to Borrower(s) at least three (3) business days prior to closing.
                                                                                                                                                                                                 Financial Institution: XXX // Account Type: Money Markets / Account Number: XXXX,                                                                                                                                                                                                                                                                              Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Revised Loan Estimate provided
                                                                                                                                                                                                 Financial Institution: XXX // Account Type: Checking / Account Number: XXXX                                                                                                                                                                                                                                                                                    [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               on 06/XX/2021 not received by borrower at least four (4) business days prior to closing.
                                                                                                                                                                                                 [3] Guideline Issue - Aged document: Asset Account date is more than 90 days prior to                                                                                                                                                                                                                                                                          [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA
                                                                                                                                                                                                 Closing.: Financial Institution: XXX // Account Type: Checking / Account Number: XXXX,                                                                                                                                                                                                                                                                         Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                 Financial Institution: XXX // Account Type: Savings / Account Number: XXXX                                                                                                                                                                                                                                                                                     business days prior to closing. (Initial/06/XX/2021)
                                                                                                                                                                                                 [3] Credit Documentation - Aged document: Credit Report  is more than 90 days prior to                                                                                                                                                                                                                                                                         [2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA
                                                                                                                                                                                                 the note date.: Credit Report: Original // Borrower: XXX, Credit Report: Original //                                                                                                                                                                                                                                                                           Integrated Disclosure: Revised Loan Estimate provided on 06/XX/2021 not received by borrower
                                                                                                                                                                                                 Borrower: XXX                                                                                                                                                                                                                                                                                                                                                  at least four (4) business days prior to closing. (Interim/06/XX/2021)
                                                                                                                                                                                                 [3] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial
                                                                                                                                                                                                 Institution: XXX // Account Type: Checking / Account Number: XXXX
243413347 XXX       $XXX      CA    4/XX/2021  3/XX/2021    Investment Purchase               N/A          2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing signed and dated                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             initial 1003.
243094026 XXX       $XXX      NJ    6/XX/2021  3/XX/2021    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Missing                                                                                                                                                                                                    -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       valid change of circumstance or cure.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         Subordination Fee.  Fee Amount of $100.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7559)
243119144 XXX       $XXX      FL    5/XX/2021  3/XX/2021    Second     Purchase               Temporary    3        C        C        C        C                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, FL Insurance        File is missing Tax and Insurance verification for REO located at  XXX                                                                                                                                    3           C           C           C           C           [3] Federal Compliance - Disparity in Occupancy - Not Tested As Primary: The mortgage loan   Federal Compliance - Disparity in Occupancy - Not Tested As Primary: Final 1003 states borrower to                                                                                                                                                                                                      Other
                                                            Home                              SHQM                                                                                               Verification, Tax Verification                                                                                                                                                                                                                                                                                                                                 file contains documenting evidence the consumer intends to occupy the subject property as    occupy as Primary Residence.                                                                                                                                                                                                                                                                            Exceptions
                                                                                              (GSE/Agency                                                                                        [3] Guideline Issue - This loan closed during the COVID-19 affected timeframe.  Asset                                                                                                                                                                                                                                                                          their primary residence. (Compliance testing performed based on the Occupancy Type of Second Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent
                                                                                              Eligible)                                                                                          Account date is more than 60 days prior to the Note date or notary date.: Financial                                                                                                                                                                                                                                                                            Home).  Determination has not been made as to whether the loan would be High Cost and/or     Fee Tolerance exceeded. Total amount of $3,655.50 exceeds tolerance of $3,020.00 plus 10% or $3,322.00.
                                                                                                                                                                                                 Institution: XXX // Account Type: Money Markets / Account Number: XXXX, Financial                                                                                                                                                                                                                                                                              HPML if ran as a Primary Residence.                                                          Insufficient or no cure was provided to the borrower.
                                                                                                                                                                                                 Institution: XXX // Account Type: Mutual Funds / Account Number: XXXX, Financial                                                                                                                                                                                                                                                                               [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                 Institution: XXX // Account Type: Money Markets / Account Number: XXXX, Financial                                                                                                                                                                                                                                                                              [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                 Institution: XXX // Account Type: Mutual Funds / Account Number: XXXX, Financial                                                                                                                                                                                                                                                                               Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount
                                                                                                                                                                                                 Institution: XXX // Account Type: Money Markets / Account Number: XXXX, Financial                                                                                                                                                                                                                                                                              of $3,655.50 exceeds tolerance of $3,020.00 plus 10% or $3,322.00.  Insufficient or no cure
                                                                                                                                                                                                 Institution: XXX // Account Type: Mutual Funds / Account Number: XXXX Note Date:                                                                                                                                                                                                                                                                               was provided to the borrower. (0)
                                                                                                                                                                                                 05/XX/2021;  Notary Date: 05/XX/2021
                                                                                                                                                                                                 Note Date: 05/XX/2021;  Notary Date: 05/XX/2021
                                                                                                                                                                                                 Note Date: 05/XX/2021;  Notary Date: 05/XX/2021
                                                                                                                                                                                                 Note Date: 05/XX/2021;  Notary Date: 05/XX/2021
                                                                                                                                                                                                 Note Date: 05/XX/2021;  Notary Date: 05/XX/2021
                                                                                                                                                                                                 Note Date: 05/XX/2021;  Notary Date: 05/XX/2021
243656451 XXX       $XXX      OK    6/XX/2021  3/XX/2021    Primary    Purchase               Safe Harbor  3        C        C        C        C                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    No Guidelines or AUS in file.                                                                                                                                                                             3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: The DTI exceeds the lender approval and An                                                                                                                                                                                                      TILA ATR/QM
                                                                                              QM (43-Q)                                                                                          were not met                                                                             The loan was underwritten and closed VA.                                                                                                                                                                                                                              2014): Originator Loan Designation of VA Safe Harbor QM does not match Due Diligence Loan    Originatior Loan Designation was not provided by Seller which resulted in a Due Diligence Loan
                                                                                                                                                                                                 [3] Income Documentation - The verification of employment is not within 10 business days                                                                                                                                                                                                                                                                       Designation of Safe Harbor QM (43-Q).                                                        Designation of Safe Harbor QM(43-Q).
                                                                                                                                                                                                 of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start                                                                                                                                                                                                                                                                        [3] Federal Compliance - VA QM Eligibility: VA Qualified Mortgage (Dodd-Frank 2014)          Federal Compliance - VA QM Eligibility: Unable to determine due to missing Guidelines and AUS as well
                                                                                                                                                                                                 Date: 07/XX/1999                                                                                                                                                                                                                                                                                                                                               Subject loan is not eligible to be insured or guaranteed by VA.                              as Approval and 1008.
                                                                                                                                                                                                 [3] Government Documentation - VA - Loan Summary Sheet 26-0286 is missing: Disclosure:                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided
                                                                                                                                                                                                 VA - Loan Summary Sheet 26-0286 (Government Documents)                                                                                                                                                                                                                                                                                                         Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and      Within 3 Business Days of Application: Evidence of earlier receipt not found in file.
                                                                                                                                                                                                 [2] General - Loan has been identified as FHA/VA/USDA: Mortgage Type: VA                                                                                                                                                                                                                                                                                       Transaction Date used to determine rate used for testing.                                    Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: Evidence of Borrower receipt is missing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations   Federal Compliance - TRID Loan Estimate Timing: Evidence of earlier receipt not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                List of Homeownership Counseling Organizations not provided to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure within 3 days of the loan application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/03/XX/2021)
243602685 XXX       $XXX      GA    5/XX/2021  3/XX/2021    Primary    Purchase               Safe Harbor  2        B        B        B        B                                                 [3] Mortgage / Program Eligibility - AUS Findings: Combined High loan to value           Lender exception in file to accept Field Review. Appraised value on 1004 is $XXX.  SELLER - GENERAL                                                                                                       2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 not provided.  REVIEWER - CURED COMMENT (2022/XX/07): Sufficient Cure Provided At Closing      GENERAL COMMENT (2022/XX/05): Cert Attached                                                                     -
                                                                                              QM (APOR)                                                                                          discrepancy.: Calculated high loan to value percentage of 114.11765% exceeds AUS high    (D0331)                                                                            COMMENT                                                                                                                                                                            [2] Federal Compliance - TRID Final Closing Disclosure Amount Financed: TILA-RESPA           Federal Compliance - TRID Final Closing Disclosure Amount Financed: Unable to determine difference in
                                                                                                                                                                                                 loan to value percentage of 97.00000%                                                    Lender exception in file to accept Field Review. Appraised value on 1004 is $XXX.  (2022/XX/05): Cert                                                                                                                                                                 Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2021   Calculated Finance Charge and Lender Finance Charge on the Final CD, as Itemization of Fees or
                                                                                                                                                                                                 [3] Mortgage / Program Eligibility - AUS Findings: Combined loan to value discrepancy.:  (D0331)                                                                            Attached                                                                                                                                                                           disclosed an Amount Financed that was not within tolerance of the actual amount financed for Compliance Report based on the closing figures are missing
                                                                                                                                                                                                 Calculated combined loan to value percentage of 114.11765% exceeds AUS combined loan to  Lender exception in file to accept Field Review. Appraised value on 1004 is $XXX.  REVIEWER - GENERAL                                                                                                                                                                 the loan. (Final/05/XX/2021)                                                                 Federal Compliance - TRID Final Closing Disclosure Finance Charge: Unable to determine difference in
                                                                                                                                                                                                 value percentage of 97.00000%.                                                           (D0331)                                                                            COMMENT                                                                                                                                                                            [2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Calculated Finance Charge and Lender Finance Charge on the Final CD, as Itemization of Fees or
                                                                                                                                                                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Loan to value discrepancy.: Mortgage Certificate not provided.                                                 (2022/XX/06): The MI                                                                                                                                                               Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2021 disclosed an Compliance Report based on the closing figures are missing
                                                                                                                                                                                                 Calculated loan to value percentage of 114.11765% exceeds AUS loan to value percentage                                                                                      certificate was                                                                                                                                                                    inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the    Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Unable to determine difference in
                                                                                                                                                                                                 of 97.00000%.                                                                                                                                                               provided evidencing                                                                                                                                                                loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure     Calculated Finance Charge and Lender Finance Charge on the Final CD, as Itemization of Fees or
                                                                                                                                                                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                    MI insurance is in                                                                                                                                                                 dated 05/XX/2021). (Final/05/XX/2021)                                                        Compliance Report based on the closing figures are missing
                                                                                                                                                                                                 provided                                                                                                                                                                    place at origination                                                                                                                                                               [2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA         Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: EV1
                                                                                                                                                                                                                                                                                                                                                                             however the monthly                                                                                                                                                                Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2021
                                                                                                                                                                                                                                                                                                                                                                             premium is not                                                                                                                                                                     disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of
                                                                                                                                                                                                                                                                                                                                                                             outlined on the                                                                                                                                                                    payments for the loan (fee amounts included in TOP calculation are based on Closing
                                                                                                                                                                                                                                                                                                                                                                             certificate. The                                                                                                                                                                   Disclosure dated 05/XX/2021). (Final/05/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                             premium amount                                                                                                                                                                     [1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided
                                                                                                                                                                                                                                                                                                                                                                             appears on the first                                                                                                                                                               At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total
                                                                                                                                                                                                                                                                                                                                                                             payment letter, 1008                                                                                                                                                               amount of $69.00 exceeds tolerance of $60.00 plus 10% or $66.00.  Sufficient or excess cure
                                                                                                                                                                                                                                                                                                                                                                             and/or CD and                                                                                                                                                                      was provided to the borrower at Closing. (0)
                                                                                                                                                                                                                                                                                                                                                                             matches the amount
                                                                                                                                                                                                                                                                                                                                                                             calculated from the
                                                                                                                                                                                                                                                                                                                                                                             rates on the
                                                                                                                                                                                                                                                                                                                                                                             certificate.
243806098 XXX       $XXX      IL    7/XX/2021  3/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                   Hazard Insurance Policy not found in the file.                                                                                                                                                            3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Loan designation not provided                                                                                                                                                                                                                       TILA ATR/QM
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Tax Certificate not provided            Tax Certificate not found in the file.                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 not found in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    the file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   borrower receipt was not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/07/XX/2021)
243506014 XXX       $XXX      FL    6/XX/2021  5/XX/2021    Second     Purchase               Non QM       3        C        C        B        B                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    File is missing a copy of the PMI policy document.                                 SELLER - GENERAL                                                                                                       3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: A Loan Designation was not provided by the Lender                                                                                   GENERAL COMMENT (2022/XX/05): MI Policy cancelled effective 2/XX/2022                                           TILA ATR/QM
                                                            Home                                                                                                                                 were not met                                                                                                                                                                COMMENT                                                                                                                                                                            Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. and the Due Diligence Loan Designation tested as Non-QM.
                                                                                                                                                                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                    (2022/XX/05): MI                                                                                                                                                                   Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018
                                                                                                                                                                                                 provided                                                                                                                                                                    Policy cancelled                                                                                                                                                                   [2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -      Testing: Property costs over year 1 of $8,143.20 disclosed on the final CD dated 06/XX/2021 is more
                                                                                                                                                                                                                                                                                                                                                                             effective 2/XX/2022                                                                                                                                                                October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of         than the amount verified by audit of $7,104.24.
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL                                                                                                                                                                 Escrowed Property Costs over Year 1 of 8,143.20 on Final Closing Disclosure provided on      Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: File is missing the
                                                                                                                                                                                                                                                                                                                                                                             COMMENT                                                                                                                                                                            06/XX/2021 not accurate. (Final/06/XX/2021)                                                  Mortgage Insurance Certificate to evidence the MI amount.
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/06):                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment:           Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent
                                                                                                                                                                                                                                                                                                                                                                             Mortgage Insurance                                                                                                                                                                 TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on  Payments: File is missing the Mortgage Insurance Certificate to evidence the MI amount.
                                                                                                                                                                                                                                                                                                                                                                             cancelled                                                                                                                                                                          06/XX/2021 disclosed a mortgage insurance payment for payment stream 1 that does not match
                                                                                                                                                                                                                                                                                                                                                                             02/XX/2022, however                                                                                                                                                                the actual payment for the loan. (ProjSeq:1/2066379)
                                                                                                                                                                                                                                                                                                                                                                             Certificate from                                                                                                                                                                   [2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate
                                                                                                                                                                                                                                                                                                                                                                             origination missing                                                                                                                                                                Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing
                                                                                                                                                                                                                                                                                                                                                                             from the loan file.                                                                                                                                                                Disclosure provided on 06/XX/2021 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2066380)
243038280 XXX       $XXX      TX    7/XX/2021  3/XX/2021    Primary    Refinance Limited      Temporary    2        B        B        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                             2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Lender Credit Tolerance Violation: Verified and data correctly entered.                                                                                                                                                                                                       -
                                                                       Cash-out GSE           SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         $-185.88  is less than amount of binding Lender Credit previously disclosed in the amount of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $-189.00. (9300)
243867862 XXX       $XXX      FL    7/XX/2021  3/XX/2021    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                             2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee                                                                                                                                                                                                        -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       increased without a valid COC, no cure provided.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         Discount Points.  Fee Amount of $2,647.50 exceeds tolerance of $2,025.00.  Insufficient or no cure was provided to the borrower. (7200)
243990606 XXX       $XXX      PA    5/XX/2021  3/XX/2021    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash   Asset documentation not provided.                                                                                                                                                                         2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Fee                                                                                                                                                                                                         -
                                                                                              SHQM                                                                                               From Borrower.: Documented qualifying Assets for Closing of  $0.00 is less than Cash                                                                                                                                                                                                                                                                           [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        increased without a valid COC, no cure provided.
                                                                                              (GSE/Agency                                                                                        From Borrower $12.26.                                                                                                                                                                                                                                                                                                                                          Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         of $1,895.12 exceeds tolerance of $1,713.00 plus 10% or $1,884.30.  Insufficient or no cure was provided to the borrower. (0)
243934800 XXX       $XXX      IL    6/XX/2021  3/XX/2021    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                             2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee                                                                                                                                                                                                        -
                                                                                              SHQM                                                                                               [3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not                                                                                                                                                                                                                                                                             [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       increased without a valid COC, no cure provided.
                                                                                              (GSE/Agency                                                                                        provided                                                                                                                                                                                                                                                                                                                                                       Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for          Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         Subordination Fee.  Fee Amount of $250.00 exceeds tolerance of $0.00.  Insufficient or no    increased without a valid COC, no cure provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                cure was provided to the borrower. (7559)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lock Fee.  Fee Amount of $405.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7335)
243615795 XXX       $XXX      MI    7/XX/2021  3/XX/2021    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Michigan CMPA Home Loan Toolkit Status: Michigan Consumer Mortgage                                                                                                            REVIEWER - CURED COMMENT (2022/XX/07): Sufficient Cure Provided At Closing                                                                                                                      -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              Protection Act:  Home Loan Toolkit not provided to borrower.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $60.00 exceeds tolerance of $30.00 plus 10% or $33.00.  Sufficient or excess cure was provided to the borrower at Closing. (0)
243717828 XXX       $XXX      AZ    5/XX/2021  4/XX/2021    Second     Purchase               Temporary    2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                    SELLER - GENERAL                                                                                                       2           B           B           B           B           [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The first CD was provided                                                                                   GENERAL COMMENT (2022/XX/05): Cert Attached                                                                     -
                                                            Home                              SHQM                                                                                               provided                                                                                                                                                                    COMMENT                                                                                                                                                                            Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     to the borrower on 05/XX/2021. The closing date is 05/XX/2021. 3 business days after 05/XX/2021 is
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                    (2022/XX/05): Cert                                                                                                                                                                 business days prior to closing. (Initial/05/XX/2021)                                         05/XX/2021.
                                                                                              Eligible)                                                                                                                                                                                                                                                                      Attached
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL
                                                                                                                                                                                                                                                                                                                                                                             COMMENT
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/06): The MI
                                                                                                                                                                                                                                                                                                                                                                             certificate was
                                                                                                                                                                                                                                                                                                                                                                             provided evidencing
                                                                                                                                                                                                                                                                                                                                                                             MI insurance is in
                                                                                                                                                                                                                                                                                                                                                                             place at origination
                                                                                                                                                                                                                                                                                                                                                                             however the monthly
                                                                                                                                                                                                                                                                                                                                                                             premium is not
                                                                                                                                                                                                                                                                                                                                                                             outlined on the
                                                                                                                                                                                                                                                                                                                                                                             certificate. The
                                                                                                                                                                                                                                                                                                                                                                             premium amount
                                                                                                                                                                                                                                                                                                                                                                             appears on the first
                                                                                                                                                                                                                                                                                                                                                                             payment letter, 1008
                                                                                                                                                                                                                                                                                                                                                                             and/or CD and
                                                                                                                                                                                                                                                                                                                                                                             matches the amount
                                                                                                                                                                                                                                                                                                                                                                             calculated from the
                                                                                                                                                                                                                                                                                                                                                                             rates on the
                                                                                                                                                                                                                                                                                                                                                                             certificate.
243738957 XXX       $XXX      CA    5/XX/2021  3/XX/2021    Primary    Purchase               Non QM       3        C        C        B        B                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    Evidence of AUS required mortgage insurance coverage is missing.                   SELLER - GENERAL                                                                                                       3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Originator Loan Designation not provided. Loan                                                                                      GENERAL COMMENT (2022/XX/05): Cert Attached                                                                     TILA ATR/QM
                                                                                                                                                                                                 were not met                                                                                                                                                                COMMENT                                                                                                                                                                            Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. tested as Non-QM. Due Diligence Loan Designation is ATR Fail.
                                                                                                                                                                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                    (2022/XX/05): Cert                                                                                                                                                                 Due Diligence Loan Designation is Non QM.                                                    Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 is missing.
                                                                                                                                                                                                 provided                                                                                                                                                                    Attached                                                                                                                                                                           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL                                                                                                                                                                 [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations   Within 3 Business Days of Application: List of Homeownership Counseling Organizations not provided to
                                                                                                                                                                                                                                                                                                                                                                             COMMENT                                                                                                                                                                            Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/06): The MI                                                                                                                                                               List of Homeownership Counseling Organizations not provided to applicant within three (3)    Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: File is missing the full appraisal of the
                                                                                                                                                                                                                                                                                                                                                                             certificate was                                                                                                                                                                    business days of application.                                                                subject property. Upon receipt of the missing appraisal, additional conditions may apply.
                                                                                                                                                                                                                                                                                                                                                                             provided evidencing                                                                                                                                                                [2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not       Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All
                                                                                                                                                                                                                                                                                                                                                                             MI insurance is in                                                                                                                                                                 evidence the consumer was provided with the right to receive a copy of the Appraisal         Parties: Final Closing Disclosure provided on 05/XX/2021 disclosed an Initial Escrow Payment that
                                                                                                                                                                                                                                                                                                                                                                             place at origination                                                                                                                                                               Disclosure within 3 days of the loan application date.                                       includes both borrower and non-borrower paid amounts.
                                                                                                                                                                                                                                                                                                                                                                             however the monthly                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow    Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Loan Estimate not
                                                                                                                                                                                                                                                                                                                                                                             premium is not                                                                                                                                                                     Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing   delivered or placed in the mail to Borrower(s) within three (3) business days of application
                                                                                                                                                                                                                                                                                                                                                                             outlined on the                                                                                                                                                                    Disclosure provided on 05/XX/2021 disclosed an Initial Escrow Payment that includes both
                                                                                                                                                                                                                                                                                                                                                                             certificate. The                                                                                                                                                                   borrower and non-borrower paid amounts. (Final/05/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                             premium amount                                                                                                                                                                     [2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided:
                                                                                                                                                                                                                                                                                                                                                                             appears on the first                                                                                                                                                               TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to
                                                                                                                                                                                                                                                                                                                                                                             payment letter, 1008                                                                                                                                                               Borrower(s) within three (3) business days of application. (Initial/04/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                             and/or CD and
                                                                                                                                                                                                                                                                                                                                                                             matches the amount
                                                                                                                                                                                                                                                                                                                                                                             calculated from the
                                                                                                                                                                                                                                                                                                                                                                             rates on the
                                                                                                                                                                                                                                                                                                                                                                             certificate.
243804764 XXX       $XXX      PA    5/XX/2021  3/XX/2021    Investment Refinance Rate/Term    N/A          2        B        B        B        B                                                 [3] Miscellaneous - Credit Exception:                                                    File contains an Exception approval indicating "rural property does not meet                                                                                                                              2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing signed and dated                                                                                                                                                                           Borrower has             -
                                                                                                                                                                                                                                                                                          policy requirements - investment property status.                                                                                                                                                                                                                                                                                                                  initial 1003.                                                                                                                                                                                                                                                                  been employed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            in the same
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            industry for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            more than 5
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            years.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Borrower has
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            owned the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            subject
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            property for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            at least 5
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            years.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Borrower has
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            verified
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            disposable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            income of at
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            least
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            $2500.00.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Borrower has
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            worked in the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            same position
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            for more than
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            3 years.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            The Loan to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Value (LTV)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            on the loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            is less than
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            70%.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            qualifying
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            DTI on the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            loan is less
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            than or equal
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            to 35%.
243229700 XXX       $XXX      NY    6/XX/2021  3/XX/2021    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               State Compliance - New York Late Charge Percent Testing: Note late charge of 5% is correct as shown on  REVIEWER - CURED COMMENT (2022/XX/16): Sufficient Cure Provided At Closing                                                                                                                      -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late note document in file.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       charge percent of 5.00000% exceeds the state maximum of 2%.                                  Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing disclosure provided
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   to borrower on 6/XX/2021 was not signed by borrower. Missing evidence of earlier receipt.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/06/XX/2021)                                         Cure provided at closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $728.00 exceeds tolerance of $578.00.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
243628603 XXX       $XXX      NJ    6/XX/2021  3/XX/2021    Investment Refinance Limited      N/A          2        B        B        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                   Missing HO-6 policy.                                                                                                                                                                                      2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing signed and dated                                                                                                                                                                                                    -
                                                                       Cash-out GSE                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          initial 1003.
243145469 XXX       $XXX      CO    5/XX/2021  4/XX/2021    Primary    Purchase               Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: The Initial 1003 is                                                                                                                                                                                                         -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow    missing.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing   Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure provided on 05/XX/2021 disclosed an Initial Escrow Payment that includes both     Parties: Page 2 of the final CD rflects escrows paid by seller.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                borrower and non-borrower paid amounts. (Final/05/XX/2021)
243332526 XXX       $XXX      CA    6/XX/2021  3/XX/2021    Investment Purchase               N/A          1        A        A        A        A                                                 [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is      Provide updated coverage or a replacement cost estimator to verify current                                                                                                                                1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                 insufficient.                                                                            coverage is sufficient.
                                                                                                                                                                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, CA Insurance        XXX, CA: Hazard and tax cert Documents are marked missing.
                                                                                                                                                                                                 Verification, Tax Verification
243351794 XXX       $XXX      FL    8/XX/2021  3/XX/2021    Primary    Refinance Cash-out -   Safe Harbor  3        C        C        B        B                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Refinance purpose           Cash out exceeds the maximum allowed.                                              SELLER - GENERAL                                                                                                       3           C           C           B           B           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Failure due to cash out.                                                                                                        GENERAL COMMENT (2022/XX/05): Cert Attached                                                                     TILA ATR/QM
                                                                       Other                  QM (43-Q)                                                                                          discrepancy.: Loan refinance purpose of Cash-out - Other does not match AUS loan         Failure due to missing MI certificate and cash out to borrower.                    COMMENT                                                                                                                                                                            2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match
                                                                                                                                                                                                 refinance purpose of Limited Cash-out GSE.                                               Hazard Insurance Policy not provided.                                              (2022/XX/05): Cert                                                                                                                                                                 Due Diligence Loan Designation of Safe Harbor QM (43-Q).
                                                                                                                                                                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions                                                                                       Attached                                                                                                                                                                           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                 were not met                                                                                                                                                                REVIEWER - GENERAL
                                                                                                                                                                                                 [3] Insurance Documentation - Hazard Insurance Error: Subject hazard insurance premium                                                                                      COMMENT
                                                                                                                                                                                                 is missing from evidence of insurance.                                                                                                                                      (2022/XX/06): The MI
                                                                                                                                                                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                    certificate was
                                                                                                                                                                                                 provided                                                                                                                                                                    provided evidencing
                                                                                                                                                                                                                                                                                                                                                                             MI insurance is in
                                                                                                                                                                                                                                                                                                                                                                             place at origination
                                                                                                                                                                                                                                                                                                                                                                             however the monthly
                                                                                                                                                                                                                                                                                                                                                                             premium is not
                                                                                                                                                                                                                                                                                                                                                                             outlined on the
                                                                                                                                                                                                                                                                                                                                                                             certificate. The
                                                                                                                                                                                                                                                                                                                                                                             premium amount
                                                                                                                                                                                                                                                                                                                                                                             appears on the first
                                                                                                                                                                                                                                                                                                                                                                             payment letter, 1008
                                                                                                                                                                                                                                                                                                                                                                             and/or CD and
                                                                                                                                                                                                                                                                                                                                                                             matches the amount
                                                                                                                                                                                                                                                                                                                                                                             calculated from the
                                                                                                                                                                                                                                                                                                                                                                             rates on the
                                                                                                                                                                                                                                                                                                                                                                             certificate.
243115614 XXX       $XXX      NJ    6/XX/2021  3/XX/2021    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                             2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                                                                                                                                       -
                                                                                              SHQM
                                                                                              (GSE/Agency
                                                                                              Eligible)
243574667 XXX       $XXX      NY    6/XX/2021  3/XX/2021    Primary    Purchase               Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 -                                                                                                                                                                                                       -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late October 2018 Test: Lender did not included the HO-6 Insurance  of $625.00 ($52.08/mo.) in the Amount of
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       charge percent of 5.00000% exceeds the state maximum of 2%.                                  Estimated Property Costs over Year 1 calculations.
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: nitial CD Issued less than
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of   6 days prior to closing and received by the borrower less than 3 business days prior to closing.  CD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Estimated Property Costs over Year 1 of 10,032.00 on Final Closing Disclosure provided on    was dated 06/XX/2021, Closing date 06/XX/2021
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                06/XX/2021 not accurate. (Final/06/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/06/XX/2021)
243131272 XXX       $XXX      MD    7/XX/2021  3/XX/2021    Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                 [3] Miscellaneous - Credit Exception:                                                    Documentation to support monthly hoa fee reflected on the 1008 of $289.00 used to                                                                                                                         2           B           B           B           B           [2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided):                                                                                                                                                                                                 -
                                                                       Other                  SHQM                                                                                               [3] Loan File - Missing Document: Hazard Insurance Policy not provided                   qualify is missing as it is not reflected on the appraisal.                                                                                                                                                                                                           Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not     Maryland Net Tangible Benefit disclosure is missing.
                                                                                              (GSE/Agency                                                                                                                                                                                 Hazard insurance is missing.                                                                                                                                                                                                                                          provided to borrower.                                                                        Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 is missing.
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Fees
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        increased without a vald COC, a cure of $138.12 is reflected however is insufficient to cure the total
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount tolerance violations for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                of $985.00 exceeds tolerance of $773.00 plus 10% or $850.30.  Insufficient or no cure was    Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fees
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided to the borrower. (0)                                                                increased without a vald COC, a cure of $138.12 is reflected however is insufficient to cure the total
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       tolerance violations for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fees
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Tax.  Fee Amount of $460.00 exceeds tolerance of $440.00.  Insufficient or no cure was       increased without a vald COC, a cure of $138.12 is reflected however is insufficient to cure the total
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided to the borrower. (8304)                                                             tolerance violations for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fees
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate     increased without a vald COC, a cure of $138.12 is reflected however is insufficient to cure the total
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lock Fee.  Fee Amount of $144.50 exceeds tolerance of $0.00.  Insufficient or no cure was    tolerance violations for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided to the borrower. (7335)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Discount Points.  Fee Amount of $867.00 exceeds tolerance of $717.00.  Insufficient or no cure was provided to the borrower. (7200)
243066068 XXX       $XXX      NC    4/XX/2021  3/XX/2021    Investment Purchase               N/A          2        B        B        B        B                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, NC Insurance                                                                                                                                                                                                                  2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing signed and dated                                                                                                                                                                                                    -
                                                                                                                                                                                                 Verification                                                                                                                                                                                                                                                                                                                                                   [2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina initial 1003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.           State Compliance - North Carolina First Lien Late Charge Percent Testing: Late Charge of 5% is in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             excess of the 2% maximum allowed in North Carolina.
243058123 XXX       $XXX      KS    5/XX/2021  3/XX/2021    Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                 [3] General - Missing Document: Desk-Top Review not provided                             Desk-Top Review missing.                                                                                                                                                                                  3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Loan designation not provided by Seller.            SELLER - GENERAL COMMENT (2022/XX/07): ATR adequately supported.  Compensating  GENERAL COMMENT (2022/XX/07): ATR adequately supported.  Compensating factors  1-                               TILA ATR/QM
                                                                       Other                                                                                                                     [3] Loan File - Missing Document: Hazard Insurance Policy not provided                   Hazard Insurance Policy not provided.                                                                                                                                                                                                                                 Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 not provided.  factors  1- Reducing Interest Rate 2- Low housing ratio  3- Good credit and     Reducing Interest Rate 2- Low housing ratio  3- Good credit and mortgage history -- UW
                                                                                                                                                                                                 [3] Application / Processing - Missing Valuation:: Valuation Type: Desk-Top Review /                                                                                                                                                                                                                                                                           Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence borrower provided  mortgage history -- UW decision summary shows that the loan is a QM pass        decision summary shows that the loan is a QM pass
                                                                                                                                                                                                 Valuation Report Date: <empty> Desk-Top Review is missing                                                                                                                                                                                                                                                                                                      [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               with Closing Disclosure at least three (3) business days prior to closing not provided.                 REVIEWER - GENERAL COMMENT (2022/XX/15): Clarifying the issue: Loan was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent submitted without a loan designation. Testing was based using "undetermined".
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     Fee Tolerance exceeded without evidence of Tolerance Cure or Change of Circumstance.                    Please confirm loan designation for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/05/XX/2021)                                         Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero       REVIEWER - GENERAL COMMENT (2022/XX/19): EXCEPTION HISTORY - Exception Detail
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        Percent Tolerance for loan discount points in the amount of $925.00 exceeds tolerance amount of $0.00.  was updated on 12/XX/2022 PRIOR Exception Detail: Ability to Repay / Qualified
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount No evidence of Tolerance Cure of Change of Circumstance provided.                                       Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                of $1,185.00 exceeds tolerance of $1,049.00 plus 10% or $1,153.90.  Insufficient or no cure                                                                                                          tested as Non-QM.  Due Diligence Loan Designation is ATR Fail.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Discount Points.  Fee Amount of $925.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
243576706 XXX       $XXX      NJ    5/XX/2021  3/XX/2021    Primary    Refinance Cash-out -   Temporary    3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Loan is AUS Approved with a Loan Designation of REVIEWER - CURED COMMENT (2022/XX/07): Sufficient Cure Provided At Closing                                                                                                                      TILA ATR/QM
                                                                       Other                  HPQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    Temporary SHQM but due to the APR discrepancy the loan is waterfalling to a Loan Designation of
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).                      Temporary HPQM
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Based on documentation in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   file, Initial CD was received by borrower on 05/XX/2021.  Evidence of earlier receipt of CD was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/05/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,118.20 exceeds tolerance of $1,625.00 plus 10% or $1,787.50.  Sufficient or excess cure was provided to the borrower at Closing. (0)
243345296 XXX       $XXX      TX    7/XX/2021  3/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: An Originatior Loan Designation was not provided by                                                                                                                                                                                                 TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Seller.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
243615082 XXX       $XXX      WA    5/XX/2021  3/XX/2021    Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, WA Statement        Mortgage statement for XXX is missing in file.                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: There is no                                                                                                                                                                                                 -
                                                                       Other                  SHQM                                                                                               [2] Credit Eligibility - Public Record Issue:: Credit Report: Original // Public Record  There is no evidence in file that collection amount of $423.00 was paid.                                                                                                                                                                                              Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount cure in file for Ten Percent Fee Tolerance amount of $1,740.58 exceeds tolerance of $1,379.00 plus 10%
                                                                                              (GSE/Agency                                                                                        Type: Collections / Balance: 423.00                                                                                                                                                                                                                                                                                                                            of $1,740.58 exceeds tolerance of $1,379.00 plus 10% or $1,516.90.  Insufficient or no cure  or $1,516.90.
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         was provided to the borrower. (0)
243664966 XXX       $XXX      MD    7/XX/2021  3/XX/2021    Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Loan designation is not clearly stated and not                                                                                                                                                                                                      TILA ATR/QM
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. given by the Seller.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: A valid
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet COC for the fee increase was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Tax.  Fee Amount of $1,079.10 exceeds tolerance of $1,036.00.  Insufficient or no cure was provided to the borrower. (8304)
243534055 XXX       $XXX      ID    9/XX/2021  3/XX/2021    Investment Refinance Cash-out -   N/A          2        B        B        B        B                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, FL, Address: XXX,                                                                                                                                                                                                             2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing signed and dated                                                                                                                                                                                                    -
                                                                       Other                                                                                                                     ID, Address: XXX, CA, Address: XXX, FL, Address: XXX, FL Tax Verification                                                                                                                                                                                                                                                                                                                                                                                   initial 1003.
                                                                                                                                                                                                 Insurance Verification
                                                                                                                                                                                                 Insurance Verification
                                                                                                                                                                                                 Tax Verification
                                                                                                                                                                                                 Tax Verification
243996359 XXX       $XXX      IL    8/XX/2021  3/XX/2021    Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: The loan designation was not provided.              SELLER - GENERAL COMMENT (2022/XX/07): ATR adequately supported.  Compensating  GENERAL COMMENT (2022/XX/07): ATR adequately supported.  Compensating factors  1-                               TILA ATR/QM
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: No factors  1- Refinance to reduce rate 2- High residual income  3- Good credit    Refinance to reduce rate 2- High residual income  3- Good credit and mortgage history
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    change of circumstance or cure for the Transfer Tax Fee $414.00 exceeding allowed tolerance.            and mortgage history  4- Conservative use of consumer credit  5- Low LTV 6- Low 4- Conservative use of consumer credit  5- Low LTV 6- Low DTI --UW decision summary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                                       DTI --UW decision summary shows that this loan is a QM Pass                     shows that this loan is a QM Pass
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided                                                                                                         REVIEWER - GENERAL COMMENT (2022/XX/15): Clarifying the issue: Loan was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for                                                                                                                submitted without a loan designation. Testing was based using "undetermined".
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transfer Tax.  Fee Amount of $414.00 exceeds tolerance of $345.00.  Sufficient or excess                                                                                                             Please confirm loan designation for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                cure was provided to the borrower at Closing. (8304)                                                                                                                                                 REVIEWER - CURED COMMENT (2022/XX/08): Sufficient Cure Provided At Closing
243174770 XXX       $XXX      MI    7/XX/2021  3/XX/2021    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is      Hazard insurance policy provided expires 05/XX/2021 prior to subject loan note                                                                                                                            2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Lender Credit Tolerance Violation: No change of circumstance or cure for the                                                                                                                                                                                                  -
                                                                                              SHQM                                                                                               insufficient.                                                                            date 07/XX/2021                                                                                                                                                                                                                                                       [2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated       Zero Percent Tolerance exceeded.
                                                                                              (GSE/Agency                                                                                        [2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note      Hazard insurance policy provided expires 05/XX/2021; subject loan note date                                                                                                                                                                                           Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of
                                                                                              Eligible)                                                                                          Date.: Hazard Insurance Policy Expiration Date 05/XX/2021, Note Date 07/XX/2021          07/XX/2021. Valid policy at time of closing was not provided.                                                                                                                                                                                                         $-421.88  is less than amount of binding Lender Credit previously disclosed in the amount of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $-442.00. (9300)
243698596 XXX       $XXX      AZ    5/XX/2021  3/XX/2021    Primary    Refinance Rate/Term    Temporary    1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                                              SHQM
                                                                                              (GSE/Agency
                                                                                              Eligible)
243167442 XXX       $XXX      NY    6/XX/2021  3/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is      There is a coverage shortfall of $79,536.00.                                                                                                                                                              3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: An Originatior Loan Designation was not provided by                                                                                                                                                                                                 TILA ATR/QM
                                                                                                                                                                                                 insufficient.                                                                                                                                                                                                                                                                                                                                                  Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Seller
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    State Compliance - New York Late Charge Percent Testing: The late charge percentage disclosed on the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Note exceeds the maximum allowable for NY state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  increased with no sufficient cure provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lock Fee.  Fee Amount of $978.75 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7335)
243322129 XXX       $XXX      OK    7/XX/2021  3/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        C        C                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    The AUS required an Appraisal which is missing.                                                                                                                                                           3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Originator Loan Designation is Safe Harbor QM,                                                                                                                                                                                                  TILA ATR/QM
                                                                                                                                                                                                 were not met                                                                                                                                                                                                                                                                                                                                                   2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan       An AUS required Appraisal is missing which resulted in a Due Diligence Loan Designation of Non QM.
                                                                                                                                                                                                 [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                                                                                                                                         Designation of Non QM.                                                                       Federal Compliance - QM DTI: An AUS required Appraisal is missing and the loan is water falling to
                                                                                                                                                                                                 [3] Application / Processing - Missing Valuation:: Valuation Type: Appraisal / Valuation                                                                                                                                                                                                                                                                       [3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income  ATR/QM standard requirements.
                                                                                                                                                                                                 Report Date: <empty> Appraisal is missing                                                                                                                                                                                                                                                                                                                      Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
243709171 XXX       $XXX      NY    8/XX/2021  3/XX/2021    Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                 [3] Application / Processing - Missing Document: Fraud Report not provided               The loan file is missing a copy of the fraud report.                                                                                                                                                      3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Loan Designation not provided in the loan file.                                                                                                                                                                                                     TILA ATR/QM
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. State Compliance - New York Late Charge Percent Testing: Consolidated note reflects 5% late fee.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late (Circuit 2, 5, 7, 8, 9, 10 or DC): Same lender refinance H-9 not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same       increased on 3/4/22 LE with no valid change evident.  $1 cure on CD was not sufficient for all
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to tolerance violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                H-8 form was used, the H-9 form should have been used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lock Fee.  Fee Amount of $518.75 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7335)
243648989 XXX       $XXX      NY    5/XX/2021  4/XX/2021    Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                 [3] Application / Processing - 1003/Declarations:  F. Are you a co-signer or guarantor                                                                                                                                                                                                             3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Originator Loan Designation not provided                                                                                                                                                                                                            TILA ATR/QM
                                                                       Other                                                                                                                     on any debt or loan that is not disclosed on this application? reflects Yes.  Missing                                                                                                                                                                                                                                                                          Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not
                                                                                                                                                                                                 documented and/or does not meet guideline requirements.: Borrower: XXX, Borrower: XXX                                                                                                                                                                                                                                                                          Due Diligence Loan Designation is Non QM.                                                    provided to Borrower at least three business days prior to closing.
                                                                                                                                                                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                                                                                         [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Per final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late CD, there's evidence for partial cure provided in the amount of $426. However, per cure analyzer,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  remaining cure is $840
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Per final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     CD, there's evidence for partial cure provided in the amount of $426. However, per cure analyzer,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/05/XX/2021)                                         remaining cure is $840
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,136.00 exceeds tolerance of $205.00 plus 10% or $225.50.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Discount Points.  Fee Amount of $1,900.00 exceeds tolerance of $1,710.00.  Insufficient or no cure was provided to the borrower. (7200)
243971450 XXX       $XXX      NJ    8/XX/2021  4/XX/2021    Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Missing                                                                                                                                                                                                     TILA ATR/QM
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Valid Change of Circumstance to justify fee change.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        Valid Change of Circumstance to justify fee change.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                of $1,202.00 exceeds tolerance of $1,067.00 plus 10% or $1,173.70.  Insufficient or no cure  Valid Change of Circumstance to justify fee change.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $795.00 exceeds tolerance of $460.00.  Insufficient or no cure was provided to the borrower. (7506)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lock Fee.  Fee Amount of $121.25 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7335)
243367659 XXX       $XXX      WI    7/XX/2021  3/XX/2021    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                   Hazard policy not provided.                                                                                                                                                                               2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing signed and dated                                                                                                                                                                                                    -
                                                                                              SHQM                                                                                               [3] Guideline Issue - This loan closed during the COVID-19 affected timeframe.  Asset                                                                                                                                                                                                                                                                                                                                                                       initial 1003.
                                                                                              (GSE/Agency                                                                                        Account date is more than 60 days prior to the Note date or notary date.: Financial
                                                                                              Eligible)                                                                                          Institution: XXX // Account Type: Checking / Account Number: XXXX, Financial
                                                                                                                                                                                                 Institution: XXX // Account Type: Checking / Account Number: XXXX Note Date: 07/XX/2021;
                                                                                                                                                                                                 Notary Date: 07/XX/2021
                                                                                                                                                                                                 Note Date: 07/XX/2021;  Notary Date: 07/XX/2021
243231520 XXX       $XXX      GA    5/XX/2021  4/XX/2021    Primary    Purchase               Temporary    2        B        B        B        B                                                 [3] General - Missing Document: Cancelled Check(s) not provided                          The loan file is missing a copy of the Cancelled Checks for EMD verification.                                                                                                                             2           B           B           B           B           [2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated       Federal Compliance - TRID Lender Credit Tolerance Violation: Lender Credit Initially disclosed as                                                                                                                                                                                                       -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of       $950.00 on 4/XX/2021 LE and $865.39  on the CD  dated 5/XX/2021 with no valid change evident.  $0.50
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       $-865.39  is less than amount of binding Lender Credit previously disclosed in the amount of cure on CD was not sufficient for all tolerance violations.
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         $-950.00. (9300)
243580000 XXX       $XXX      NJ    10/XX/2021 7/XX/2021    Primary    Refinance Cash-out -   Safe Harbor  2        B        B        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No change                                                                                                                                                                                                  -
                                                                       Other                  QM (APOR)                                                                                                                                                                                                                                                                                                                                                                                                                                                         Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  of circumstance provided for re-lock, creating fee tolerance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Endorsement Fee.  Fee Amount of $50.00 exceeds tolerance of $0.00.  Insufficient or no cure  Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No change
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                was provided to the borrower. (7726)                                                         of circumstance provided for re-lock, creating fee tolerance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No change
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  of circumstance provided for re-lock, creating fee tolerance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Abstract / Title Search.  Fee Amount of $150.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77163)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lock Fee.  Fee Amount of $263.75 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7335)
243785696 XXX       $XXX      TX    6/XX/2021  4/XX/2021    Primary    Refinance Cash-out -   Temporary    1        A        A        A        A                                                 [3] Guideline Issue - This loan closed during the COVID-19 affected timeframe.  Asset    Asset accounts greater than 60 days.                                                                                                                                                                      1           A           A           A           A           [1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided  Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing:     REVIEWER - CURED COMMENT (2022/XX/10): Sufficient Cure Provided At Closing                                                                                                                      -
                                                                       Other                  SHQM                                                                                               Account date is more than 60 days prior to the Note date or notary date.: Financial      Lender's initial loan application is not executed by Borrower                                                                                                                                                                                                         At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total      Final Closing Disclosure discloses a $190.83 Lender cure credit
                                                                                              (GSE/Agency                                                                                        Institution: XXX // Account Type: Checking / Account Number: XXXX, Financial                                                                                                                                                                                                                                                                                   amount of $3,301.30 exceeds tolerance of $2,828.00 plus 10% or $3,110.80.  Sufficient or
                                                                                              Eligible)                                                                                          Institution: XXX // Account Type: Individual Retirement Account (IRA) / Account Number:                                                                                                                                                                                                                                                                        excess cure was provided to the borrower at Closing. (0)
                                                                                                                                                                                                 XXXX Note Date: 06/XX/2021;  Notary Date: 06/XX/2021
                                                                                                                                                                                                 Note Date: 06/XX/2021;  Notary Date: 06/XX/2021
                                                                                                                                                                                                 [2] General - Incomplete Document: 1003 Initial - Lender's is incomplete
243540734 XXX       $XXX      NY    7/XX/2021  6/XX/2021    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan  Federal Compliance - ARM Disclosure Status Test: Evidence disclosure was provided to the Borrower                                                                                                                                                                                                       -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              program disclosure not provided to the borrower.                                             within three days of application is missing.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:      Federal Compliance - CHARM Booklet Disclosure Status: Evidence disclosure was provided to the Borrower
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. within three days of application is missing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               State Compliance - New York Late Charge Percent Testing: The late charge percentage disclosed on the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late Note exceeds the maximum allowable for NY state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same       (Circuit 2, 5, 7, 8, 9, 10 or DC): The Prelim Title reflects Lender on Note, XXX is the original
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Lender.  Form H9 should have been utilized for transaction.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The borrower's Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                H-8 form was used, the H-9 form should have been used.                                       Closing Disclosure was provided on the closing date of 7/XX/2022.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/06/XX/2021)
243947811 XXX       $XXX      IA    8/XX/2021  3/XX/2021    Primary    Refinance Cash-out -   Safe Harbor  2        B        B        B        B                                                 [3] Mortgage / Program Eligibility - AUS Findings: Combined High loan to value           The Appraised value used by Lender to calculate LTV is $XXX, but the actual                                                                                                                               2           B           B           B           B           [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal                                                                                                                                                                                                  -
                                                                       Other                  QM (APOR)                                                                                          discrepancy.: Calculated high loan to value percentage of 81.56052% exceeds AUS high     Appraised Value is $XXX.                                                                                                                                                                                                                                              Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for          Fee increased to $770 on 8/4.  No VCC regarding the change was located in the loan file.  Cure is
                                                                                                                                                                                                 loan to value percentage of 75.00000%                                                    The Appraised value used by Lender to calculate LTV is $XXX, but the actual                                                                                                                                                                                           Appraisal Fee.  Fee Amount of $770.00 exceeds tolerance of $553.00.  Insufficient or no cure required.
                                                                                                                                                                                                 [3] Mortgage / Program Eligibility - AUS Findings: Combined loan to value discrepancy.:  Appraised Value is $XXX.                                                                                                                                                                                                                                              was provided to the borrower. (7506)                                                         Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero
                                                                                                                                                                                                 Calculated combined loan to value percentage of 81.56052% exceeds AUS combined loan to   The Appraised value used by Lender to calculate LTV is $XXX, but the actual                                                                                                                                                                                           [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Percent Fee Tolerance exceeded due to increase in Rate Lock Fee.  No valid COC provided.
                                                                                                                                                                                                 value percentage of 75.00000%.                                                           Appraised Value is $XXX.                                                                                                                                                                                                                                              Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate
                                                                                                                                                                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Loan to value discrepancy.:                                                                                                                                                                                                                                                                       Lock Fee.  Fee Amount of $431.25 exceeds tolerance of $0.00.  Insufficient or no cure was
                                                                                                                                                                                                 Calculated loan to value percentage of 81.56052% exceeds AUS loan to value percentage of                                                                                                                                                                                                                                                                       provided to the borrower. (7335)
                                                                                                                                                                                                 75.00000%.
243975646 XXX       $XXX      NY    8/XX/2021  8/XX/2021    Primary    Refinance Rate/Term    Safe Harbor  2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late Federal Compliance - (Missing Data) Last Rate Set Date: Initial rate lock not provided.                                                                                                                                                                                                                 -
                                                                                              QM (APOR)                                                                                                                                                                                                                                                                                                                                                                                                                                                         charge percent of 5.00000% exceeds the state maximum of 2%.                                  Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   provided at closing, this issue will be cleared when all other open tolerance violations have been
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and      resolved.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.                                    Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       evidence of the re-lock that drove the LE dated 07/20/21.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $755.00 exceeds tolerance of $680.00.  Insufficient or no cure was provided to the borrower. (7506)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lock Fee.  Fee Amount of $422.50 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7335)
243762312 XXX       $XXX      AZ    7/XX/2021  3/XX/2021    Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                 [3] HOA - HOA Dues amount was not evidenced in the file, and has not been included in    The file is missing proof of the HOA fees/dues.                                                                                                                                                           2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: The file is missing a copy                                                                                                                                                                                                  -
                                                                       Other                  SHQM                                                                                               the calculated debt ratio.: Valuation Type: Stated / Valuation Report Date: 05/XX/2021                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   of the initial 1003.
                                                                                              (GSE/Agency                                                                                        Property Type:  Condo (Low Rise)                                                                                                                                                                                                                                                                                                                               Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and      Federal Compliance - (Missing Data) Last Rate Set Date: The file is missing a copy of the rate lock
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing.                                    documentation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The disclosure was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     received in a timely matter.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/XX/20/2021)
243505832 XXX       $XXX      NJ    6/XX/2021  3/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        C        C                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Loan amount discrepancy.:   AUS reflects a loan amount of $XXX, however the loan amount is $XXX. Increased AUS                                                                                                                        3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Due Diligence Loan Designation is Non QM                                                                                                                                                                                                        TILA ATR/QM
                                                                                                                                                                                                 Note loan amount of $XXX exceeds AUS loan amount of $XXX.                                required.                                                                                                                                                                                                                                                             2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    because the loan amount is not compliant with the AUS, the initial Loan Application is missing, and the
                                                                                                                                                                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    The loan amount is not compliant with the AUS, the initial Loan Application is                                                                                                                                                                                        Due Diligence Loan Designation of Non QM.                                                    Final Title Policy reflects the incorrect amount of coverage.
                                                                                                                                                                                                 were not met                                                                             missing, and the Final Title Policy reflects the incorrect amount.                                                                                                                                                                                                    [3] Federal Compliance - Retirement Documentation: Qualified Mortgage (Dodd-Frank 2014):     Federal Compliance - Retirement Documentation: Waterfall finding - because the loan amount is not
                                                                                                                                                                                                 [3] General - Final Title Policy Coverage is less than Original Loan Amount.: The Final  Final Title Policy reflects a coverage amount of $XXX, however the loan amount is                                                                                                                                                                                     Retirement income documentation insufficient. (XXX XXX/Pension)                              compliant with the AUS, the initial Loan Application is missing, and the Final Title Policy reflects
                                                                                                                                                                                                 Title Policy Amount of $XXX is less than the note amount of $XXX based on the Final in   $XXX. Increased coverage required.                                                                                                                                                                                                                                    [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               the incorrect amount, testing waterfalls to straight QM requirements.
                                                                                                                                                                                                 file.                                                                                    Loan file LP approved. Please provide the LP with the correct loan amount of $XXX.                                                                                                                                                                                    [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The initial Closing
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: AUS not provided                                                                                                                                                                                                                                                                                              Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     Disclosure is not signed/dated by the borrower and there is no evidence of delivery to the borrower in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/06/XX/2021)                                         file; therefore the "mailbox" rule is applied and the presumed receipt date would be 6/22/21 which
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        would not have been at least 3 business days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Fees
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                of $1,826.00 exceeds tolerance of $1,330.00 plus 10% or $1,463.00.  Insufficient or no cure  subject to 10% tolerance increased over the allowable amount due to the addition of multiple title
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                was provided to the borrower. (0)                                                            charges not original disclosed. The file did not contain a valid change of circumstance for the added
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       fees and although the final Closing Disclosure reflected a tolerance cure, it was not sufficient to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan     cover all tolerance issues.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Discount Points.  Fee Amount of $467.50 exceeds tolerance of $0.00.  Insufficient or no cure Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: A fee for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                was provided to the borrower. (7200)                                                         Discount Points was added on the initial Closing Disclosure, dated 6/XX/21 that had not been previously disclosed.  The file did not contain a valid change of circumstance for the added fee and although the final Closing Disclosure reflected a tolerance cure it was not sufficient to cure all tolerance issues.
243025187 XXX       $XXX      OH    5/XX/2021  4/XX/2021    Second     Refinance Cash-out -   Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Verified latest closing     SELLER - GENERAL COMMENT (2022/XX/07): ATR adequately supported.  Compensating  GENERAL COMMENT (2022/XX/07): ATR adequately supported.  Compensating factors  1-                               TILA ATR/QM
                                                            Home       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. disclosure date of 05/XX/2022                                                                           factors  1- Refinance to reduce rate & term  2- Low housing ratio  3- Low LTV   Refinance to reduce rate & term  2- Low housing ratio  3- Low LTV 4- Equity in other
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: No COC or   4- Equity in other real estate owned  5- Conservative use of consumer credit    real estate owned  5- Conservative use of consumer credit  6- Good credit and mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Cure was provided to Borrower for tolerance overages                                                    6- Good credit and mortgage history (loan with the mtg late is a co-signed loan history (loan with the mtg late is a co-signed loan for the borrowers daughter.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home                                                                                                         for the borrowers daughter.  Documentation obtain to exclude the loan from the  Documentation obtain to exclude the loan from the ratios per notes) 7- Additional
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices                                                                                                            ratios per notes) 7- Additional income not used to qualify (Bw1 has pension     income not used to qualify (Bw1 has pension income that we did not use to qualify
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by                                                                                                           income that we did not use to qualify) -- UW decision summary shows the loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                lender.                                                                                                                                                                                              was QM pass                                                                     GENERAL COMMENT (2022/XX/07): ATR adequately supported.  Compensating factors  1-
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net                                                                                                           REVIEWER - CLEARED COMMENT (2022/XX/15): Updated correct mortgage payment for   Refinance to reduce rate & term  2- Low housing ratio  3- Low LTV 4- Equity in other
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain                                                                                                           the property listed in the REO "XXX' sufficient  mortgage pay history present   real estate owned  5- Conservative use of consumer credit  6- Good credit and mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                documentation of the analysis of the borrower's reasonable tangible net benefit.                                                                                                                     in the file associated the same in ROE section-Exception cleared.               history (loan with the mtg late is a co-signed loan for the borrowers daughter.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not                                                                                                          REVIEWER - RE-OPEN COMMENT (2022/XX/16): Clarifying the issue: Loan was         Documentation obtain to exclude the loan from the ratios per notes) 7- Additional
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided): Ohio Consumer Sales Practices Act: Borrower not provided Right Not To Close                                                                                                               submitted without a loan designation. Testing was based using "undetermined".   income not used to qualify (Bw1 has pension income that we did not use to qualify) --
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure.                                                                                                                                                                                          Please confirm loan designation for compliance testing. Exception Remains.      Final DTI was 44.815%.  Documentaion was obtained to exclude the mortgage with MIDLAND
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA                                                                                                           REVIEWER - GENERAL COMMENT (2022/XX/19): EXCEPTION HISTORY - Exception Detail   MTG/MIDFIRST as it was a co-signed loan and the borrower's daughter made the payments.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)                                                                                                             was updated on 12/XX/2022 PRIOR Exception Detail: Ability to Repay / Qualified  Provided Payment history for the co-signed mortgage in file as well as bank statement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/05/XX/2021)                                                                                                                                                 Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan      showing that the daughter whom is not a borrower made the payments.  there are 11 more
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure                                                                                                                tested as Non-QM.  Due Diligence Loan Designation is ATR Risk.                  bank statements in file proving that the daughter paid the mortgage from her own funds
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount                                                                                                                                                                                         for the full year prior to the loan application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                of $1,071.00 exceeds tolerance of $274.00 plus 10% or $301.40.  Insufficient or no cure was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided to the borrower. (0)                                                                                                                                                                                                                                                        GENERAL COMMENT (2022/XX/07): ATR adequately supported.  Compensating factors  1-
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Refinance to reduce rate & term  2- Low housing ratio  3- Low LTV 4- Equity in other real estate owned  5- Conservative use of consumer credit  6- Good credit and mortgage history (loan with the mtg late is a co-signed loan for the borrowers daughter.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Documentation obtain to exclude the loan from the ratios per notes) 7- Additional income not used to qualify (Bw1 has pension income that we did not use to qualify) --
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     UW decision summary shows the loan was QM pass
243035958 XXX       $XXX      GA    6/XX/2021  3/XX/2021    Primary    Refinance Limited      Non QM       3        C        C        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                             3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified                                                                                                                                                                                                                                                                                                                 TILA ATR/QM
                                                                       Cash-out GSE                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.
243758069 XXX       $XXX      NJ    6/XX/2021  3/XX/2021    Primary    Refinance Cash-out -   Safe Harbor  2        B        B        B        B                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Interest rate discrepancy.:                                                                                                                                                                                                           2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The CD                                                                                                                                                                                                     -
                                                                       Other                  QM (APOR)                                                                                          Note interest rate of 3.75000% exceeds AUS interest rate of 3.62500%.                                                                                                                                                                                                                                                                                          [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       dated 06/XX/2021 indicated the Examination Fee of $100.00 was added with no valid COC or cure provided.
                                                                                                                                                                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                                                                                         Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The CD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Examination Fee.  Fee Amount of $100.00 exceeds tolerance of $0.00.  Insufficient or no cure dated 06/XX/2021 indicated the Endorsement Fee of $75.00 was added with no valid COC or cure provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                was provided to the borrower. (7565)                                                         Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The CD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       dated 06/XX/2021 indicated the Document Prep Fee of $129.00 was added with no valid COC or cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Endorsement Fee.  Fee Amount of $75.00 exceeds tolerance of $0.00.  Insufficient or no cure  Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The CD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                was provided to the borrower. (7564)                                                         dated 06/XX/2021 indicated the Notice of Settlement Fee of $40.00 was added with no valid COC or cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The CD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Document Preparation Fee.  Fee Amount of $129.00 exceeds tolerance of $0.00.  Insufficient   dated 06/XX/2021 indicated the Wire Fee of $70.00 was added with no valid COC or cure provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                or no cure was provided to the borrower. (7563)                                              Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The CD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       dated 06/XX/2021 indicated the Release Fee of $75.00 was added with no valid COC or cure provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The CD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Notice of Settlement Fee.  Fee Amount of $40.00 exceeds tolerance of $0.00.  Insufficient or dated 06/XX/2021 indicated the Recording Service Fee of $10.00 was added with no valid COC or cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                no cure was provided to the borrower. (75219)                                                provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The CD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  dated 06/XX/2021 indicated the Document Delivery Fee of $50.00 was added with no valid COC or cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Wire /Funding/ Disbursement Fee.  Fee Amount of $70.00 exceeds tolerance of $0.00.           provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Insufficient or no cure was provided to the borrower. (75206)                                Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The CD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       dated 06/XX/2021 indicated the Abstract Fee of $186.00 was added with no valid COC or cure provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Release(s).  Fee Amount of $75.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75198)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Recording Service Fee.  Fee Amount of $10.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75197)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Electronic Document Delivery Fee.  Fee Amount of $50.00 exceeds tolerance of $0.00.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Insufficient or no cure was provided to the borrower. (75188)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Abstract / Title Search.  Fee Amount of $186.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75178)
243957105 XXX       $XXX      NC    6/XX/2021  4/XX/2021    Primary    Purchase               Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Loan Designation not provided in loan file.                                                                                                                                                                                                         TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.
243651619 XXX       $XXX      RI    10/XX/2021 4/XX/2021    Investment Refinance Cash-out -   N/A          2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Lenders initial 1003 not                                                                                                                                                                                                    -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 provided.
243993690 XXX       $XXX      CT    5/XX/2021  4/XX/2021    Investment Purchase               N/A          2        B        B        B        B                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, CT Insurance        The final 1003 indicates the borrower owns primary residence and the file is                                                                                                                              2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: The file is missing a copy                                                                                                                                                                                                  -
                                                                                                                                                                                                 Verification, Tax Verification                                                           missing tax and insurance verification.                                                                                                                                                                                                                                                                                                                            of the initial 1003 Loan Application.
                                                                                                                                                                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, FL Statement        The file is missing the mortgage statement for REO property located on XXX to verify monthly expenses for this property. Upon receipt of mortgage statement, if taxes and insurance are not included in the mortgage payment, additional conditions may apply.
243519900 XXX       $XXX      LA    9/XX/2021  4/XX/2021    Primary    Purchase               Safe Harbor  2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                         SELLER - GENERAL                                                                                                       2           B           B           B           B           [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days     Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to                                                                                           GENERAL COMMENT (2022/XX/05): Cert Attached                                                                     -
                                                                                              QM (APOR)                                                                                          [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                    COMMENT                                                                                                                                                                            Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a    Consummation: File does not contain proof of an appraisal waiver.
                                                                                                                                                                                                 provided                                                                                                                                                                    (2022/XX/05): Cert                                                                                                                                                                 copy of each valuation to applicant three (3) business days prior to consummation.           Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided
                                                                                                                                                                                                                                                                                                                                                                             Attached                                                                                                                                                                           (Type:Primary/06/XX/2021)                                                                    Within 3 Business Days of Application: Unable to determine the timing of this disclosure due to the
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL                                                                                                                                                                 [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations   initial application date discrepancy. The initial 1003 is missing from the file.
                                                                                                                                                                                                                                                                                                                                                                             COMMENT                                                                                                                                                                            Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: File does not contain proof of an
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/06): The MI                                                                                                                                                               List of Homeownership Counseling Organizations not provided to applicant within three (3)    appraisal waiver or evidence of Borrower receipt.
                                                                                                                                                                                                                                                                                                                                                                             certificate was                                                                                                                                                                    business days of application.                                                                Federal Compliance - TRID Loan Estimate Timing: Unable to determine the timing of this disclosure due
                                                                                                                                                                                                                                                                                                                                                                             provided evidencing                                                                                                                                                                [2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not       to the initial application date discrepancy. The initial 1003 is missing from the file. Initial LE was
                                                                                                                                                                                                                                                                                                                                                                             MI insurance is in                                                                                                                                                                 evidence the consumer was provided with the right to receive a copy of the Appraisal         provided to the borrower on 05/XX/2021.
                                                                                                                                                                                                                                                                                                                                                                             place at origination                                                                                                                                                               Disclosure within 3 days of the loan application date.
                                                                                                                                                                                                                                                                                                                                                                             however the monthly                                                                                                                                                                [2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan
                                                                                                                                                                                                                                                                                                                                                                             premium is not                                                                                                                                                                     Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days
                                                                                                                                                                                                                                                                                                                                                                             outlined on the                                                                                                                                                                    of application. (Initial/05/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                             certificate. The
                                                                                                                                                                                                                                                                                                                                                                             premium amount
                                                                                                                                                                                                                                                                                                                                                                             appears on the first
                                                                                                                                                                                                                                                                                                                                                                             payment letter, 1008
                                                                                                                                                                                                                                                                                                                                                                             and/or CD and
                                                                                                                                                                                                                                                                                                                                                                             matches the amount
                                                                                                                                                                                                                                                                                                                                                                             calculated from the
                                                                                                                                                                                                                                                                                                                                                                             rates on the
                                                                                                                                                                                                                                                                                                                                                                             certificate.
243722386 XXX       $XXX      NM    8/XX/2021  4/XX/2021    Primary    Purchase               Non QM       3        C        C        C        C                                                                                                                                                                                                                                                                                                                                                    3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Loan is AUS Approved with a Loan Designation of                                                                                                                                                                                                 TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    Temporary SHQM but due to not being eligible under the GSE requirements (application date is on or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation of Non QM.                                                    after 7.1.21 or loan was purchased/securitized after 8.31.21) the loan is waterfalling to a Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income  Designation of Non QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase,      Federal Compliance - QM DTI: Upon receipt and review of missing self employment income documents (P&P
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                guarantee or insurance by the appropriate agency.                                            and balance sheet) this exception may be cleared. Further conditions may apply.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence The seller CD provided does not indicate any seller paid fees.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                First Lien: TRID Final Closing Disclosure 08/XX/2021 on a first lien purchase transaction    Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to initial LE dated 04/XX/2021 did not disclose a binder fee. The final CD dated 08/XX/2021 shows a binder
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Borrower paid fees.) (Final/08/XX/2021)                                                      fee iao $100.00. A refund is due to the borrower iao $100.00
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  initial LE dated 04/XX/2021 did not disclose a survey fee. The final CD dated 08/XX/2021 shows a survey
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Insurance Binder Fee.  Fee Amount of $100.00 exceeds tolerance of $0.00.  Insufficient or no fee iao $483.75. A refund is due to the borrower iao $483.75.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                cure was provided to the borrower. (7728)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Survey Fee.  Fee Amount of $483.75 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77187)
243104687 XXX       $XXX      FL    5/XX/2021  4/XX/2021    Primary    Purchase               Non QM       3        C        C        C        C                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    Loan file is missing the Mortgage Insurance Certificate.                           SELLER - GENERAL                                                                                                       3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Due Diligence Loan Designation is Non QM                                                                                        GENERAL COMMENT (2022/XX/05): Cert Attached                                                                     TILA ATR/QM
                                                                                                                                                                                                 were not met                                                                             Please provide the Mortgage Insurance Certificate.                                 COMMENT                                                                                                                                                                            2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    because the loan file is missing the Mortgage Insurance Certificate.
                                                                                                                                                                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                    (2022/XX/05): Cert                                                                                                                                                                 Due Diligence Loan Designation of Non QM.                                                    Federal Compliance - QM Employment History: Due to missing Mortgage Insurance Certificate, loan is
                                                                                                                                                                                                 provided                                                                                                                                                                    Attached                                                                                                                                                                           [3] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014):        following QM requirements which requires additional documentation. Borrower has less than 2 years work
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL                                                                                                                                                                 Employment history requirement not met. (XXX/XXX/11677170)                                   history for current employment with a gap. Loan file is missing Letter of Explanation for gap. Please
                                                                                                                                                                                                                                                                                                                                                                             COMMENT                                                                                                                                                                            [2] Federal Compliance - QM Employment History - Current and/or Previous Employment          provide.
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/06): The MI                                                                                                                                                               Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment      Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks
                                                                                                                                                                                                                                                                                                                                                                             certificate was                                                                                                                                                                    Dates to verify two years employment history for current and/or prior employment.            Date Info: Due to missing Mortgage Insurance Certificate, loan is following QM guidelines which
                                                                                                                                                                                                                                                                                                                                                                             provided evidencing                                                                                                                                                                (XXX/XXX/11677169)                                                                           requires additional documentation. Missing Verbal Verification of Employment for borrower's prior
                                                                                                                                                                                                                                                                                                                                                                             MI insurance is in                                                                                                                                                                 [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   employment.
                                                                                                                                                                                                                                                                                                                                                                             place at origination                                                                                                                                                               Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and      Federal Compliance - (Missing Data) Last Rate Set Date: Please provide all Rate Locks.
                                                                                                                                                                                                                                                                                                                                                                             however the monthly                                                                                                                                                                Transaction Date used to determine rate used for testing.                                    Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not
                                                                                                                                                                                                                                                                                                                                                                             premium is not                                                                                                                                                                     [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   provided to Borrower at least 3 business days to closing.
                                                                                                                                                                                                                                                                                                                                                                             outlined on the                                                                                                                                                                    Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Loan estimate not provided to
                                                                                                                                                                                                                                                                                                                                                                             certificate. The                                                                                                                                                                   business days prior to closing. (Initial/05/XX/2021)                                         Borrower at least 4 business days to closing.
                                                                                                                                                                                                                                                                                                                                                                             premium amount                                                                                                                                                                     [2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA        Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: No valid
                                                                                                                                                                                                                                                                                                                                                                             appears on the first                                                                                                                                                               Integrated Disclosure: Revised Loan Estimate provided on 05/XX/2021 not received by borrower change in circumstance for this fee increase.
                                                                                                                                                                                                                                                                                                                                                                             payment letter, 1008                                                                                                                                                               at least four (4) business days prior to closing. (Interim/05/XX/2021)                       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid
                                                                                                                                                                                                                                                                                                                                                                             and/or CD and                                                                                                                                                                      [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        change in circumstance for this fee increase.
                                                                                                                                                                                                                                                                                                                                                                             matches the amount                                                                                                                                                                 Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount
                                                                                                                                                                                                                                                                                                                                                                             calculated from the                                                                                                                                                                of $2,655.00 exceeds tolerance of $2,346.00 plus 10% or $2,580.60.  Insufficient or no cure
                                                                                                                                                                                                                                                                                                                                                                             rates on the                                                                                                                                                                       was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                             certificate.                                                                                                                                                                       [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Survey Fee.  Fee Amount of $295.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77187)
243891915 XXX       $XXX      AK    10/XX/2021 4/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                             3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.                                                                                                                                                                                                          TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
243914143 XXX       $XXX      NY    8/XX/2021  4/XX/2021    Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Loan designation not provided by Seller.                                                                                                                                                                                                            TILA ATR/QM
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Application / Processing - Missing Document: Missing Lender's Initial 1003: Lender's initial 1003 not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               State Compliance - New York Late Charge Percent Testing: New York Late Charge Percent of 5.0% exceeds
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late State Masimum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  Federal Compliance - (Missing Data) Last Rate Set Date: Rate Lock Confirmation not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and      Fee Tolerance exceeded by $167.90 without evidence or cure or Change of Circumstance provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $455.00 exceeds tolerance of $261.00 plus 10% or $287.10.  Insufficient or no cure was provided to the borrower. (0)
243323471 XXX       $XXX      MS    8/XX/2021  4/XX/2021    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                   Hazard insurance is missing in file.                                                                                                                                                                      2           B           B           B           B           [2] State Compliance - Mississippi Late Charge Percent and Amount Testing > $100,000:        Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Final LE is required to be                                                                                                                                                                                                  -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              Mississippi Late Charge: Note late charge of 5.00000% exceeds state maximum of 4% or $5,     received by borrower at least 1 day prior to Initial CD.  Based on documentation in file, Final LE was
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       whichever is greater.                                                                        received by borrower on or after date Initial CD was received.  Evidence of earlier receipt of LE was
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   not located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/08/XX/2021)
243618421 XXX       $XXX      NY    6/XX/2021  4/XX/2021    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                             2           B           B           B           B           [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Notary date is                                                                                                                                                                                                    -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              charge percent of 5.00000% exceeds the state maximum of 2%.                                  09/XX/2021 and note date is 06/XX/2021
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date:    Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         Unable to conclusively determine date of consummation. Note date used as transaction date    Tax was last disclosed as $50.00 on LE but disclosed as $86.50 on Final Closing Disclosure.  File does
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                for purposes of determining compliance with rescission timing requirements                   not contain a valid COC for this fee, nor evidence of cure in file.   Provide a post-close CD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       disclosing the tolerance cure to include $36.50, a copy of refund check, proof of delivery, and a copy
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer of the letter of explanation sent to the borrower disclosing the changes made.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Tax.  Fee Amount of $86.50 exceeds tolerance of $50.00.  Insufficient or no cure was provided to the borrower. (8304)
243892025 XXX       $XXX      FL    10/XX/2021 4/XX/2021    Primary    Refinance Cash-out -   Non QM       3        C        C        C        C                                                                                                                                                                                                                                                                                                                                                    3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Lender Designated loan as Safe Harbor per Loan                                                                                                                                                                                                  TILA ATR/QM
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    Approval Doc. 640.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation of Non QM.                                                    Federal Compliance - QM DTI: Lender qualified Borrower at 48% Debt Ratio per AUS Doc. 93.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income  Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: Missing Contact
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase,      Information on 10/15/21 Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                guarantee or insurance by the appropriate agency.                                            Federal Compliance - TRID Lender Credit Tolerance Violation: Missing Valid Change of Circumstance to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               justify Lender Credit change.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender:         Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on Valid Change of Circumstance to justify fee change.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                10/XX/2021 did not disclose the required  Lender Contact Information (Lender Name, Lender    Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                NMLS ID, Contact Name, Contact NMLS ID). (Final/10/XX/2021)                                  Valid Change of Circumstance to justify fee change.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In      Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure Valid Change of Circumstance to justify fee change.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided on 10/XX/2021 incorrectly disclosed whether Homeowners Insurance is included in     Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                escrow. (Final/10/XX/2021)                                                                   Valid Change of Circumstance to justify fee change.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow    Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Payment Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure  Valid Change of Circumstance to justify fee change.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided on 10/XX/2021 disclosed the Initial Escrow Payment that does not match the escrow payment disclosed on page 2. (Final/10/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-388.00.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (9300)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,718.00 exceeds tolerance of $1,390.00 plus 10% or $1,529.00.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Tax.  Fee Amount of $935.70 exceeds tolerance of $853.00.  Insufficient or no cure was provided to the borrower. (8304)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Endorsement Fee.  Fee Amount of $142.50 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7564)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Document Preparation Fee.  Fee Amount of $60.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7563)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lock Fee.  Fee Amount of $212.50 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7335)
243876628 XXX       $XXX      NY    9/XX/2021  4/XX/2021    Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.                                                                                                                                                                                                          TILA ATR/QM
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. State Compliance - New York Late Charge Percent Testing: Note late fee of 5% is above New York Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Charge maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Security
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late Instrument is missing notary signature and verbiage.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date:    October 2018 Test: Monthly HOA fee of $706.73 is correctly disclosed as the only property cost and the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to conclusively determine date of consummation. Note date used as transaction date    annual amount of $8,480.76 is correctly disclosed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                for purposes of determining compliance with rescission timing requirements                   Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Borrower signed compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs agreement at closing in order to close on 9/XX/2021.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of   Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Estimated Property Costs over Year 1 of 8,480.76 on Final Closing Disclosure provided on     disclosure date 9/XX/2021 has ten percent tolerance fee increase from $80.00 to $120.00 and provided a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                09/XX/2021 not accurate. (Final/09/XX/2021)                                                  cure of $32.00.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     disclosure date 9/XX/2021 has Rate Lock fee increase from $0.00 to $165.63 and no cure was provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/09/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $120.00 exceeds tolerance of $80.00 plus 10% or $88.00.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lock Fee.  Fee Amount of $165.63 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7335)
243166262 XXX       $XXX      FL    8/XX/2021  4/XX/2021    Second     Refinance Rate/Term    Safe Harbor  3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Originator Loan Designation of Temporary SHQM                                                                                                                                                                                                   TILA ATR/QM
                                                            Home                              QM (43-Q)                                                                                                                                                                                                                                                                                                                                                                                                                                                         2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation of Safe Harbor QM (43-Q).                                     Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: No Change
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        of Circumstance was provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,013.70 exceeds tolerance of $1,762.00 plus 10% or $1,938.20.  Insufficient or no cure was provided to the borrower. (0)
243473286 XXX       $XXX      IL    6/XX/2021  4/XX/2021    Primary    Purchase               Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                    [3] Appraisal    The appraisers                 2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations   Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided                                                                                                                                                                                                     -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                  Data Integrity - license did not                                                                            Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): Within 3 Business Days of Application: List of Homeownership counseling organizations was not provided
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                           Appraiser's      detail the                                                                                 List of Homeownership Counseling Organizations not provided to applicant within three (3)    to borrower within 3 business days of application
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                             license or       effective date                                                                             business days of application.                                                                Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: Borrower did not receive Right to Receive
                                                                                                                                                                                                                                                                                                                                                                                                                                                    certification    of the license.                                                                            [2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not       copy of Appraisal with 3 days of the application date
                                                                                                                                                                                                                                                                                                                                                                                                                                                    was not active                                                                                              evidence the consumer was provided with the right to receive a copy of the Appraisal         Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: There is no evidence on fie
                                                                                                                                                                                                                                                                                                                                                                                                                                                    at the time of                                                                                              Disclosure within 3 days of the loan application date.                                       to show borrower received Closing disclosure 3 days prior to closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                    the appraisal.:                                                                                             [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   Federal Compliance - TRID Loan Estimate Timing: There is no evidence on file to show borrower received
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Valuation Type:                                                                                             Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     Loan estimate within 3 days of application
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Appraisal /                                                                                                 business days prior to closing. (Initial/06/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Valuation Report                                                                                            [2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date: 06/XX/2021                                                                                            Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/05/XX/2021)
243822626 XXX       $XXX      TX    9/XX/2021  4/XX/2021    Primary    Refinance Cash-out -   Higher       3        C        C        B        B                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    Waterfall issue from low valuation of $XXX instead of $XXX bringing the LTV from                                                                                                                          3           C           C           B           B           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Loan fails TSHQM testing due to excessive APOR, REVIEWER - CURED COMMENT (2022/XX/11): Sufficient Cure Provided At Closing                                                                                                                      TILA ATR/QM
                                                                       Other                  Priced QM                                                                                          were not met                                                                             76% to 86%                                                                                                                                                                                                                                                            2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    and the application date being after 7/1/21
                                                                                              (43-Q)                                                                                             [3] Insurance Analysis - Insufficient Coverage: Flood insurance coverage amount is       Hazard insruance coverage of $XXX insufficient to cover unpaid balance of mortgage                                                                                                                                                                                    Due Diligence Loan Designation of Higher Priced QM (43-Q).                                   Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to
                                                                                                                                                                                                 insufficient.                                                                            $XXX, coverage shortfall of $XXX.                                                                                                                                                                                                                                     [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days     Consummation: There is no evidence that the borrower received a copy of appraisal 3 business days prior
                                                                                                                                                                                                 [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is      Hazard insurance coverage of $XXX insufficient to cover unpaid balance of mortgage                                                                                                                                                                                    Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a    to loan closing.
                                                                                                                                                                                                 insufficient.                                                                            of $XXX, short call of $XXX.                                                                                                                                                                                                                                          copy of each valuation to applicant three (3) business days prior to consummation.           Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Type:Secondary/07/XX/2021)                                                                  Consummation: There is no evidence that borrower received a copy of appraisal 3 business days prior to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days     closing date in the loan file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a    Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                copy of each valuation to applicant three (3) business days prior to consummation.           Consummation: There is no evidence that borrower received a copy of appraisal 3 business days prior to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Type:Primary/07/XX/2021)                                                                    closing date in the loan file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days     State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a    the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                copy of each valuation to applicant three (3) business days prior to consummation.           Texas appraisal not used to establish LTV calculation. Lender relied on a field review
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Type:Primary/07/XX/2021)                                                                    Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Costs over Year 1: Closing disclosure dated 9/XX/2021 property disclosed the amount of non escrowed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot          property costs 1 year.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file  Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee     Closing disclosure dated 9/XX/2021 has appraisal fee increase from $667.00 to $1,444.88 and sufficient
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test         cure was provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                performed using stated value or other valuation method in file other than appraisal.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 0.00 on Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure provided on 09/XX/2021 not accurate. (Final/09/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $1,444.88 exceeds tolerance of $667.00.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
243831421 XXX       $XXX      IL    5/XX/2021  4/XX/2021    Primary    Refinance Cash-out -   Non QM       3        C        C        C        C                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Refinance purpose           AUS approved as a rate term refinance, borrower is receiving more than $2K back at                                                                                                                        3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: The loan was AUS approved as a R/T refinance,                                                                                                                                                                                                   TILA ATR/QM
                                                                       Other                                                                                                                     discrepancy.: Loan refinance purpose of Cash-out - Other does not match AUS loan         closing.                                                                                                                                                                                                                                                              2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    however borrower is receiving more than $2K cash out. Loan is waterfalling to a  Due Diligence Loan
                                                                                                                                                                                                 refinance purpose of Rate/Term.                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation of Non QM.                                                    Designation of Non QM.
                                                                                                                                                                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                                                                                         [3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income  Federal Compliance - QM DTI: Loan was AUS approved with DTI of 44.69%, calculated dti is 44.69% which
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase,      exceeds max dti allowable per ATR/QM standard requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                guarantee or insurance by the appropriate agency.
243558252 XXX       $XXX      IL    8/XX/2021  4/XX/2021    Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   Federal Compliance - (Missing Data) Last Rate Set Date: Please provide all Rate Locks.                                                                                                                                                                                                                  -
                                                                       Other                  SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and      Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Provide evidence the
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Transaction Date used to determine rate used for testing.                                    borrower received the 07/XX/2021 Closing Disclosure at least 3 days prior to closing.
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Please
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     provide a valid Change of Circumstance or cure to the borrower for the addition of the Deed Preparation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/07/XX/2021)                                         Fee.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Deed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Preparation Fee.  Fee Amount of $180.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75237)
243358969 XXX       $XXX      NC    6/XX/2021  4/XX/2021    Primary    Refinance Cash-out -   Temporary    3        C        C        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                   MIssing hazard insurance policy reflecting effective date for a minimum of 120                                                                                                                            3           C           C           B           B           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Loan appears to qualify for THPQM                                                                                                                                                                                                               TILA ATR/QM
                                                                       Other                  HPQM                                                                                               [3] Public Records - Public Records/Collections/Charge Off does not meet guidelines.     days from the note date                                                                                                                                                                                                                                               2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing signed and dated
                                                                                              (GSE/Agency                                                                                                                                                                                 Unable to determine due to missing guideline                                                                                                                                                                                                                          Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).                      initial 1003
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               State Compliance - North Carolina First Lien Late Charge Percent Testing: Note reflects 5% late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina and exceeds state maximum of 4%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.           State Compliance - North Carolina Rate Spread Threshold Test Compliant: UTD loan designation. Once
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - North Carolina Rate Spread Threshold Test Compliant: North Carolina   Investor determines final designation need to retest if APR is within tolerance of threshold
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Spread Home Loan: APR on subject loan of 5.46470% or Final Disclosure APR of 5.46500%   Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Missing signed and dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                is in excess of allowable threshold of APOR 3.19% + 1.5%, or 4.69000%.  Compliant Rate       disclosure of initial cd 3 days prior to closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Spread Home Loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/06/XX/2021)
243964822 XXX       $XXX      CA    7/XX/2021  4/XX/2021    Primary    Purchase               Non QM       3        C        C        C        C                                                                                                                                                                                                                                                                                                                                                    3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Client Profile Summary states Federal Qualified REVIEWER - CURED COMMENT (2022/XX/15): Sufficient Cure Provided At Closing                                                                                                                      TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan       Mortgage Type as "Safe Harbor". Loan Designation has been updated to reflect information on summary     REVIEWER - CURED COMMENT (2022/XX/15): Sufficient Cure Provided At Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Designation of Non QM.                                                                       document for this review. Please confirm the Loan Designation used at Origination.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income  Federal Compliance - QM DTI: Client Profile Summary states Federal Qualified Mortgage Type as "Safe
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase,      Harbor". Loan Designation has been updated to reflect information on summary document for this review.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                guarantee or insurance by the appropriate agency.                                            Please confirm the Loan Designation used at Origination.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $175.00 exceeds tolerance of $134.00 plus 10% or $147.40.  Sufficient or excess cure was provided to the borrower at Closing. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $495.00 exceeds tolerance of $490.00.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
243782404 XXX       $XXX      AZ    7/XX/2021  4/XX/2021    Primary    Refinance Cash-out -   Safe Harbor  2        B        B        B        B                                                 [3] HOA - HOA Dues amount was not evidenced in the file, and has not been included in    Property listed as PUD and AUS and CD do not reflect HOA Fees.                                                                                                                                            2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                                                                                                                                       -
                                                                       Other                  QM (43-Q)                                                                                          the calculated debt ratio.: Valuation Type: Stated / Valuation Report Date: 07/XX/2021
                                                                                                                                                                                                 Property Type:  PUD
243923805 XXX       $XXX      PA    7/XX/2021  4/XX/2021    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                                                                                                                                       -
                                                                                              SHQM
                                                                                              (GSE/Agency
                                                                                              Eligible)
243463474 XXX       $XXX      MI    7/XX/2021  4/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, HI Insurance                                                                                                                                                                                                                  3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - TRID Lender Credit Tolerance Violation: No valid COC or cure was provided.                                                                                         GENERAL COMMENT (2022/XX/07): Disagree: The final Closing Disclosure issued 7/XX/2021                           TILA ATR/QM
                                                                                                                                                                                                 Verification, Tax Verification                                                                                                                                                                                                                                                                                                                                 Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid                                                                                   disclosed the Estimated Total Monthly Payment as $4,188.80. Information disclosed in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    COC or cure was provided.                                                                                                                                                               the Projected Payments table of the final Closing Disclosure is accurate. This is not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Michigan CMPA Home Loan Toolkit Status: Michigan Consumer Mortgage                                                                                                                                                                                            a testing defect and no corrective action is required.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Protection Act:  Home Loan Toolkit not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-700.00.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (9300)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $1,170.00 exceeds tolerance of $525.00.  Insufficient or no cure was provided to the borrower. (7506)
243718043 XXX       $XXX      NY    8/XX/2021  4/XX/2021    Primary    Purchase               Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                                                                                                                                       -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                              Eligible)
243694921 XXX       $XXX      TX    5/XX/2021  4/XX/2021    Primary    Purchase               Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan  Federal Compliance - ARM Disclosure Status Test: ARM Disclosure is missing.                                                                                                                                                                                                                             -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              program disclosure not provided to the borrower.                                             Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet Disclosure is missing.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:      Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 -
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. October 2018 Test: Amount of Estimated Property Costs over Year 1 of $9,330.40 does not equal actual
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs amount of non-escrowed property costs of $9,930.36 ($129.50 HOI; $660.53 Taxes; $37.50 HOA equals
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of   $827.53 12).  Documentation not found to support the usage of the higher amount.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Estimated Property Costs over Year 1 of 9,330.40 on Final Closing Disclosure provided on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                05/XX/2021 not accurate. (Final/05/XX/2021)
243510998 XXX       $XXX      VA    11/XX/2021 4/XX/2021    Primary    Purchase               Safe Harbor  3        C        C        C        C                                                 [3] Income Documentation - Income Docs Missing:: Borrower: XXX Award Letter /            Missing award letter for disability income.                                                                                                                                                               3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Client Profile Summary provided states Federal  SELLER - GENERAL COMMENT (2022/XX/07): ATR adequately supported.  Compensating  GENERAL COMMENT (2022/XX/07): ATR adequately supported.  Compensating factors  1- Low                           TILA ATR/QM
                                                                                              QM (43-Q)                                                                                          Continuance Letter                                                                       There is no verification of employment in the loan file.                                                                                                                                                                                                              2014): Originator Loan Designation of VA Safe Harbor QM does not match Due Diligence Loan    Qualofied Mortgage Adherence Type as QM. and Loan type as VA. Please confirm the Loan Designation used  factors  1- Low housing ratio  2- Low LTV  3- High residual income  4- Strong   housing ratio  2- Low LTV  3- High residual income  4- Strong Reserves  5-
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: General Services Administration (GSA)   VA Loan Summary is missing from the loan file.                                                                                                                                                                                                                        Designation of Safe Harbor QM (43-Q).                                                        at origination.                                                                                         Reserves  5-  Significant down payment from own funds 6-  Good Ratios  -- VA    Significant down payment from own funds 6-  Good Ratios  -- VA cert shows the borrower
                                                                                                                                                                                                 not provided                                                                             Loan Analysis worksheet is not compliant, missing underwriter signature.                                                                                                                                                                                              [3] Federal Compliance - VA QM Eligibility: VA Qualified Mortgage (Dodd-Frank 2014)          Federal Compliance - VA QM Eligibility: Waterfall exception due to lender loan designation.             cert shows the borrower had a loan in foreclosure/deed in lieu.  Unable to      had a loan in foreclosure/deed in lieu.  Unable to locate any loan in this status on
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Limited Denials of Participation (LDP)  Loan is identified as a VA Loan.                                                                                                                                                                                                                                      Subject loan is not eligible to be insured or guaranteed by VA.                              Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: There is no evidence lender locate any loan in this status on the credit report and the borrower's          the credit report and the borrower's departure residence was sold at or prior to
                                                                                                                                                                                                 not provided                                                                                                                                                                                                                                                                                                                                                   [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   provided the borrowers the initial closing disclosures 3 business days prior to closing in the loan     departure residence was sold at or prior to closing.  Details on the VA Cert    closing.  Details on the VA Cert says that the entititelment is restored when the
                                                                                                                                                                                                 [3] Income Documentation - The verification of employment is not within 10 business days                                                                                                                                                                                                                                                                       Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     file.                                                                                                   says that the entititelment is restored when the property is sold or the loan   property is sold or the loan is paid in full and since the loan is no longer listed on
                                                                                                                                                                                                 of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start                                                                                                                                                                                                                                                                        business days prior to closing. (Initial/10/XX/2021)                                                                                                                                                 is paid in full and since the loan is no longer listed on the credit report it  the credit report it appears the borrower meet this requirement.
                                                                                                                                                                                                 Date: 08/XX/2004                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    appears the borrower meet this requirement.
                                                                                                                                                                                                 [3] Government Documentation - VA - Loan Summary Sheet 26-0286 is missing: Disclosure:                                                                                                                                                                                                                                                                                                                                                                                                                                                                              REVIEWER - GENERAL COMMENT (2022/XX/15): AUS provided (LP) Shows Purchase
                                                                                                                                                                                                 VA - Loan Summary Sheet 26-0286 (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Eligibility as "Ineligible" Please provide an updated AUS with purchase
                                                                                                                                                                                                 [3] General - VA Loan Analysis Worksheet Form 26-6393 is not compliant.: Disclosure: VA                                                                                                                                                                                                                                                                                                                                                                                                                                                                             eligible.
                                                                                                                                                                                                 - Loan Analysis Worksheet Form 26-6393 (Government Documents) Signed by Underwriter: No;
                                                                                                                                                                                                 Underwriter Signed Date
                                                                                                                                                                                                 [2] General - Loan has been identified as FHA/VA/USDA: Mortgage Type: VA
243511285 XXX       $XXX      NY    7/XX/2021  4/XX/2021    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Application / Processing - 1003/Declarations:  F. Are you a co-signer or guarantor   The application reflects the borrower is a comaker on a note that was not                                                                                                                                 2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               State Compliance - New York Late Charge Percent Testing: Note late charge is 5% on the note.            REVIEWER - CURED COMMENT (2022/XX/08): Sufficient Cure Provided At Closing                                                                                                                      -
                                                                                              SHQM                                                                                               on any debt or loan that is not disclosed on this application? reflects Yes.  Missing    disclosed on this application.                                                                                                                                                                                                                                        [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 -
                                                                                              (GSE/Agency                                                                                        documented and/or does not meet guideline requirements.: Borrower: XXX                                                                                                                                                                                                                                                                                         charge percent of 5.00000% exceeds the state maximum of 2%.                                  October 2018 Test: Taxes are included in COOP fees.  HO6 insurance was added to property costs.
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Estimated Property Costs over Year 1 of 12,600.00 on Final Closing Disclosure provided on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                07/XX/2021 not accurate. (Final/07/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,060.00 exceeds tolerance of $80.00 plus 10% or $88.00.  Sufficient or excess cure was provided to the borrower at Closing. (0)
243932921 XXX       $XXX      MI    7/XX/2021  4/XX/2021    Primary    Refinance Limited      Non QM       3        C        C        C        C                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Qualifying asset balance    AUS was run using $1,564.68 for bank account, however, most recent statement                                                                                                                              3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: No evidence of loan designation provided.                                                                                                                                                                                                       TILA ATR/QM
                                                                       Cash-out GSE                                                                                                              discrepancy.: Calculated qualifying asset balance of $337.93 is less than AUS qualifying reflects $337.93.                                                                                                                                                                                                                                                     2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    Federal Compliance - Retirement Documentation: The file contains required documentation per AUS,
                                                                                                                                                                                                 asset balance of $1,564.68.                                                              Most recent statement reflects $337.93, which is less than cash required to close.                                                                                                                                                                                    Due Diligence Loan Designation of Non QM.                                                    however, loan designation information is missing from the file to determine the documentation
                                                                                                                                                                                                 [3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash                                                                                                                                                                                                                                                                         [3] Federal Compliance - Retirement Documentation: Qualified Mortgage (Dodd-Frank 2014):     requirements.
                                                                                                                                                                                                 From Borrower.: Documented qualifying Assets for Closing of  $337.93 is less than Cash                                                                                                                                                                                                                                                                         Retirement income documentation insufficient. (XXX XXX/Pension)                              State Compliance - Michigan CMPA Home Loan Toolkit Status: Home Loan Toolkit is missing from the file.
                                                                                                                                                                                                 From Borrower $414.09.                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Michigan CMPA Home Loan Toolkit Status: Michigan Consumer Mortgage    Application / Processing - Missing Document: Missing Lender's Initial 1003: The file is missing a copy
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Protection Act:  Home Loan Toolkit not provided to borrower.                                 of the initial 1003 Loan Application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - Payoff Statement Missing: Payoff Statement is missing from the file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
243249890 XXX       $XXX      VA    8/XX/2021  4/XX/2021    Primary    Refinance Cash-out -   Non QM       3        C        C        C        C                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                   Hazard insurance policy is missing in file.                                                                                                                                                               3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Due to missing income document.                                                                                                                                                                                                                 TILA ATR/QM
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan       Federal Compliance - QM Employment History: Start/End date of current/previous employment not verified.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Designation of Non QM.                                                                       Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014):        tolerance was exceeded by $1,055.00.  No valid COC provided, nor evidence of cure in file. Provide a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Employment history requirement not met. (XXX/XXX/11677204)                                   post-close CD disclosing the tolerance cure to include $21.00, a copy of refund check, proof of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: 10%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                of $1,055.00 exceeds tolerance of $85.00 plus 10% or $93.50.  Insufficient or no cure was    tolerance was exceeded by $883.33 due to increase of Transfer tax fee.  No valid COC provided, nor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided to the borrower. (0)                                                                evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $21.00, a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer disclosing the changes made.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Tax.  Fee Amount of $883.33 exceeds tolerance of $636.00.  Insufficient or no cure was provided to the borrower. (8304)
243986216 XXX       $XXX      AZ    5/XX/2021  4/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Guideline Issue - Refi Purpose reflects Rate/Term and cash out greater than the                                                                                                                                                                                                                3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: A loan designation was not provided by seller for                                                                                                                                                                                                   TILA ATR/QM
                                                                                                                                                                                                 lesser of 2% of the loan amount or $2000.: Cash to Borrower:  $2,480.89; Total Cash Out:                                                                                                                                                                                                                                                                       Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. this loan.
                                                                                                                                                                                                 $2,480.89;  Refi Purpose:  Rate/Term                                                                                                                                                                                                                                                                                                                           Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Testing: Verified and amount of property costs captured from 1008 equals to the amount of estimated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -      taxes and insurance shown on closing disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of         Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee change
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Escrowed Property Costs over Year 1 of 1,649.18 on Final Closing Disclosure provided on      with no cure provided to borrower or no change of circumstance found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                05/XX/2021 not accurate. (Final/05/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Discount Points.  Fee Amount of $643.13 exceeds tolerance of $636.00.  Insufficient or no cure was provided to the borrower. (7200)
243387787 XXX       $XXX      GA    7/XX/2021  4/XX/2021    Primary    Refinance Cash-out -   Temporary    3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Loan is AUS Approved with a Loan Designation of                                                                                                                                                                                                 TILA ATR/QM
                                                                       Other                  HPQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    Temporary SHQM but due to the APR discrepancy the loan is waterfalling to a Loan Designation of
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).                      Temporary HPQM.
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -      Fee Tolerance exceeded. Total amount of $1,035.00 exceeds tolerance of $485.00 plus 10% or $533.50.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of         Insufficient or no cure was provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Escrowed Property Costs over Year 1 of 3,788.76 on Final Closing Disclosure provided on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                07/XX/2021 not accurate. (Final/07/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,035.00 exceeds tolerance of $485.00 plus 10% or $533.50.  Insufficient or no cure was provided to the borrower. (0)
243028725 XXX       $XXX      NY    9/XX/2021  4/XX/2021    Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                 [3] General - Borrower 1003 current address does not match Note address.: Borrower: XXX  XXX, NY primary address.  Subject occupied Borrower 50% as primary assisting                                                                                                                              3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.                                                                                                                                                                                                          TILA ATR/QM
                                                                       Home Improvement                                                                                                                                                                                                   elderly parents per Loan Transmittal.                                                                                                                                                                                                                                 Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. State Compliance - New York Late Charge Percent Testing: Consolidated Note late charge percent of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    5.00000% exceeds the New York state maximum of 2%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late valid Change of Circumstance disclosing $656.25 Loan Discount Fee amount disclosed in Initial Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  Disclosure dated 9/XX/2021.  Final Closing Disclosure does not disclose a Lender cure credit for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       $146.25 tolerance amount
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Discount Points.  Fee Amount of $656.25 exceeds tolerance of $510.00.  Insufficient or no cure was provided to the borrower. (7200)
243919464 XXX       $XXX      TX    6/XX/2021  4/XX/2021    Primary    Refinance Rate/Term    Safe Harbor  2        B        B        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA:        Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: Missing updated Initial                                                                                                                                                                                                      -
                                                                                              QM (APOR)                                                                                                                                                                                                                                                                                                                                                                                                                                                         Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.   Escrow Account Disclosure Statement.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Post Closing CD added 1 month of reserves for each item escrowed, increasing the amount of the initial deposit, which doesn't match the Disclosures in the file.
243610114 XXX       $XXX      FL    7/XX/2021  5/XX/2021    Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                             2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The                                                                                                                                                                                                        -
                                                                       Other                  SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Transfer tax fee increased from $605.00 to $682.00 on the 06/XX/2021 loan estimate. The fee is not on
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer the final closing disclosure.
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         Tax.  Fee Amount of $682.00 exceeds tolerance of $605.00.  Insufficient or no cure was       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Title
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided to the borrower. (8304)                                                             Endorsement fee increased from $0.00 to $66.70 on the 07/XX/2021 closing disclosure without a valid
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       change of circumstance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Endorsement Fee.  Fee Amount of $66.70 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7564)
243505114 XXX       $XXX      MD    5/XX/2021  5/XX/2021    Primary    Refinance Cash-out -   Safe Harbor  3        C        C        B        B                                                 [3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio  Loan was approved with a DTI of 27.00%. Calculated DTI is 34.64306%.                                                                                                                                      3           C           C           B           B           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Loan is Approved with a Loan Designation of                                                                                                                                                                                                     TILA ATR/QM
                                                                       Other                  QM (43-Q)                                                                                          discrepancy.: Calculated investor qualifying total debt ratio of 34.64306% exceeds AUS   All conditions have not been met due to the DTI discrepancy                                                                                                                                                                                                           2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    SHQM (APOR) but due to the DTI discrepancy, the loan is waterfalling to a Loan Designation of Safe
                                                                                                                                                                                                 total debt ratio of 27.00000%.                                                                                                                                                                                                                                                                                                                                 Due Diligence Loan Designation of Safe Harbor QM (43-Q).                                     Harbor QM (43-Q).
                                                                                                                                                                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions                                                                                                                                                                                                                                                                          [2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided):
                                                                                                                                                                                                 were not met                                                                                                                                                                                                                                                                                                                                                   Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not     Net Tangible Benefit worksheet was not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided to borrower.                                                                        Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Fee Amount
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               of $1805.40 exceeds tolerance of $1778.70. File does not contain a valid COC for this fee, nor evidence
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        of cure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee Amount
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                of $1,805.40 exceeds tolerance of $1,617.00 plus 10% or $1,778.70.  Insufficient or no cure  of $135.00 exceeds tolerance of $60.00. File does not contain a valid COC for this fee, nor evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                was provided to the borrower. (0)                                                            cure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Tax.  Fee Amount of $135.00 exceeds tolerance of $60.00.  Insufficient or no cure was provided to the borrower. (8304)
243733211 XXX       $XXX      NY    6/XX/2021  5/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Lender did not provide loan designation.                                                                                                                                                                                                            TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Federal Compliance - ARM Disclosure Status Test: There is no ARM disclosure in the loan file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - CHARM Booklet Disclosure Status: There is no Consumer Handbook on Adjustable rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan  mortgages in the loan file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                program disclosure not provided to the borrower.                                             State Compliance - New York Late Charge Percent Testing: Note late charge of 5% exceeds the New York
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:      maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               disclosure dated 6/XX/2021 has Closing escrow fee, Doc prep fee  and endorsement fee increase by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late $413.40 to bring the ten percent tolerance out of range from $3,386 to $3,817.40 without providing a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  cure of a valid change of circumstance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $3,817.40 exceeds tolerance of $3,386.00 plus 10% or $3,724.60.  Insufficient or no cure was provided to the borrower. (0)
243033158 XXX       $XXX      MN    7/XX/2021  5/XX/2021    Primary    Refinance Cash-out -   Safe Harbor  2        B        B        B        B                                                 [3] Guideline Issue - Borrower has been on current job less than 2 years, and prior                                                                                                                                                                                                                2           B           B           B           B           [2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act  Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: No valid                                                                                                                                                                                                    -
                                                                       Other                  QM (APOR)                                                                                          employment history was not documented as required.: Borrower: XXX // Employment Type:                                                                                                                                                                                                                                                                          (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer      COC or cure was provided.
                                                                                                                                                                                                 Employment / Income Type: Wages / Start Date: 07/XX/2019                                                                                                                                                                                                                                                                                                       Licensing Act Borrower's ability to repay not verified with reliable documentation.          Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid
                                                                                                                                                                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                                                                                         [2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act  COC or cure was provided.
                                                                                                                                                                                                 [2] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form                                                                                                                                                                                                                                                                             (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing
                                                                                                                                                                                                 1004C/70B used for incorrect Subject property type.: Valuation Type: Appraisal /                                                                                                                                                                                                                                                                               Act: Refinance of a "special mortgage" without evidence that borrower received counseling on
                                                                                                                                                                                                 Valuation Report Date: 07/XX/2021 Single Family Detached                                                                                                                                                                                                                                                                                                       advisability of transaction by an authorized independent loan counselor.
                                                                                                                                                                                                 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard                                                                                                                                                                                                                                                                       [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                 Due on Sale clause.                                                                                                                                                                                                                                                                                                                                            [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                                                                             Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount
                                                                                                                                                                                                 contain the following clauses:: Due On Sale Clause, Mortgagors requirement to maintain                                                                                                                                                                                                                                                                         of $1,206.20 exceeds tolerance of $991.00 plus 10% or $1,090.10.  Insufficient or no cure
                                                                                                                                                                                                 adequate insurance at the mortgagor's own expense, Holder's right to foreclose,                                                                                                                                                                                                                                                                                was provided to the borrower. (0)
                                                                                                                                                                                                 Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                     [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Discount Points.  Fee Amount of $620.00 exceeds tolerance of $612.00.  Insufficient or no cure was provided to the borrower. (7200)
243213878 XXX       $XXX      NY    8/XX/2021  5/XX/2021    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: No REVIEWER - CURED COMMENT (2022/XX/10): Sufficient Cure Provided At Closing                                                                                                                      -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              charge percent of 5.00000% exceeds the state maximum of 2%.                                  change of circumstance provided, creating fee tolerance.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $920.00 exceeds tolerance of $678.00.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
243101897 XXX       $XXX      NY    7/XX/2021  7/XX/2021    Investment Refinance Rate/Term    N/A          1        A        A        A        A                                                 [3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio  investor qualifying total debt ratio of 40.62% exceeds AUS total debt ratio of     SELLER - GENERAL                                                                                                       1           A           A           A           A                                                                                                                                                                                                                                                                                                GENERAL COMMENT (2022/XX/29): total liabilities $7155. Total income $21460.09.                                  -
                                                                                                                                                                                                 discrepancy.: Calculated investor qualifying total debt ratio of 40.47834% exceeds AUS   33.34000%                                                                          COMMENT                                                                                                                                                                                                                                                                                                                                                                                                                                                                 calculated DTI 33.34
                                                                                                                                                                                                 total debt ratio of 33.34000%.                                                                                                                                              (2022/XX/29): total
                                                                                                                                                                                                                                                                                                                                                                             liabilities $7155.
                                                                                                                                                                                                                                                                                                                                                                             Total income
                                                                                                                                                                                                                                                                                                                                                                             $21460.09.
                                                                                                                                                                                                                                                                                                                                                                             calculated DTI 33.34
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL
                                                                                                                                                                                                                                                                                                                                                                             COMMENT
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/29): The
                                                                                                                                                                                                                                                                                                                                                                             total income is
                                                                                                                                                                                                                                                                                                                                                                             $20,333.  The AUS
                                                                                                                                                                                                                                                                                                                                                                             reflects subject
                                                                                                                                                                                                                                                                                                                                                                             positive cash flow
                                                                                                                                                                                                                                                                                                                                                                             in the amount of
                                                                                                                                                                                                                                                                                                                                                                             $1,127.09, but the
                                                                                                                                                                                                                                                                                                                                                                             calculated amount is
                                                                                                                                                                                                                                                                                                                                                                             -$1,058.77 which
                                                                                                                                                                                                                                                                                                                                                                             brings the DTI out
                                                                                                                                                                                                                                                                                                                                                                             of tolerance.
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL
                                                                                                                                                                                                                                                                                                                                                                             COMMENT
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/19):
                                                                                                                                                                                                                                                                                                                                                                             EXCEPTION HISTORY -
                                                                                                                                                                                                                                                                                                                                                                             Exception
                                                                                                                                                                                                                                                                                                                                                                             Explanation was
                                                                                                                                                                                                                                                                                                                                                                             updated on
                                                                                                                                                                                                                                                                                                                                                                             12/XX/2022 PRIOR
                                                                                                                                                                                                                                                                                                                                                                             Exception
                                                                                                                                                                                                                                                                                                                                                                             Explanation:
                                                                                                                                                                                                                                                                                                                                                                             Calculated investor
                                                                                                                                                                                                                                                                                                                                                                             qualifying total
                                                                                                                                                                                                                                                                                                                                                                             debt ratio of
                                                                                                                                                                                                                                                                                                                                                                             40.62465% exceeds
                                                                                                                                                                                                                                                                                                                                                                             AUS total debt ratio
                                                                                                                                                                                                                                                                                                                                                                             of 33.34000%.
243649636 XXX       $XXX      FL    8/XX/2021  4/XX/2021    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - (Missing Data) Last Rate Set Date: Missing rate lock information.                                                                                                                                                                                                                  -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and      Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $17.12 exceeds tolerance of $0.00.
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing.                                    A valid change of circumstance was not provided. Insufficient or no cure was provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit   Percent Fee Tolerance exceeded for Processing Fee. Fee Amount of $1,225.00 exceeds tolerance of $0.00.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Report Fee.  Fee Amount of $17.12 exceeds tolerance of $0.00.  Insufficient or no cure was   A valid change of circumstance was not provided. Insufficient or no cure was provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided to the borrower. (7520)                                                             Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Percent Fee Tolerance exceeded for Tax Service Fee. Fee Amount of $80.00 exceeds tolerance of $0.00. A
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for          valid change of circumstance was not provided. Insufficient or no cure was provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Processing Fee.  Fee Amount of $1,225.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7334)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Service Fee (Life Of Loan).  Fee Amount of $80.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (73133)
243879065 XXX       $XXX      NY    7/XX/2021  4/XX/2021    Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: File is missing an Initial                                                                                                                                                                                                  -
                                                                       Other                  SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late 1003 application.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       charge percent of 5.00000% exceeds the state maximum of 2%.                                  State Compliance - New York Late Charge Percent Testing: Note late charge percent of 5.00000% exceeds
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi    the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to  Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                determine if correct TILA rescission form was used. (H-8 Form was used and property is in    8, 9, 10 or DC): Unable to determine if initial lender is same as lender for subject Note.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)                            Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs October 2018 Test: Page 4 of Borrower Closing disclosure lists an amount of Estimated Property Costs
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of   over Year 1 of $13,476.00 that only includes Homeowners association dues and not taxes and insurance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Estimated Property Costs over Year 1 of 13,476.00 on Final Closing Disclosure provided on    Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                07/XX/2021 not accurate. (Final/07/XX/2021)                                                  provided to Borrower(s) at least three (3) business days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     increased without a valid COC, no cure provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/XX/20/2021)                                         Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        increased without a valid COC, no cure provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                of $1,875.00 exceeds tolerance of $727.00 plus 10% or $799.70.  Insufficient or no cure was  increased without a valid COC, no cure provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided to the borrower. (0)                                                                Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       increased without a valid COC, no cure provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lock Fee.  Fee Amount of $685.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7335)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Discount Points.  Fee Amount of $6,850.00 exceeds tolerance of $5,500.00.  Insufficient or no cure was provided to the borrower. (7200)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Review Fee.  Fee Amount of $750.00 exceeds tolerance of $600.00.  Insufficient or no cure was provided to the borrower. (7588)
243777160 XXX       $XXX      NY    10/XX/2021 7/XX/2021    Primary    Purchase               Safe Harbor  2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               State Compliance - New York Late Charge Percent Testing: The late charge percentage disclosed on the                                                                                                                                                                                                    -
                                                                                              QM (APOR)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late Note exceeds the maximum allowable for NY state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs October 2018 Test: The Final CD disclosed the Amount of Total Property Cost over year 1 as $ 12,655.68
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of   in page 4:  Monthly other payments total is $1,054.64per page 1 of Final CD, totaling $12,655.69 per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Estimated Property Costs over Year 1 of 12,655.68 on Final Closing Disclosure provided on    year.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                10/XX/2021 not accurate. (Final/10/XX/2021)
243803040 XXX       $XXX      FL    8/XX/2021  4/XX/2021    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Fee                                                                                                                                                                                                         -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        increased without a valid COC, insufficient or no cure provided.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         of $1,576.13 exceeds tolerance of $846.00 plus 10% or $930.60.  Insufficient or no cure was  increased without a valid COC, insufficient or no cure provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided to the borrower. (0)                                                                Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       increased without a valid COC, insufficient or no cure provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Tax.  Fee Amount of $266.20 exceeds tolerance of $264.00.  Insufficient or no cure was       increased without a valid COC, insufficient or no cure provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided to the borrower. (8304)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $545.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7506)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Discount Points.  Fee Amount of $60.50 exceeds tolerance of $60.00.  Insufficient or no cure was provided to the borrower. (7200)
243529025 XXX       $XXX      NC    8/XX/2021  4/XX/2021    Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                   File is missing a copy of the Hazard Policy for the subject property that was in                                                                                                                          2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: File is missing a copy of                                                                                                                                                                                                   -
                                                                       Other                  SHQM                                                                                                                                                                                        effect at time of closing.                                                                                                                                                                                                                                            [2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina the Initial 1003 loan application.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.           State Compliance - North Carolina First Lien Late Charge Percent Testing: Note late charge of 5%
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   exceeded the state max allowance of 4%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: File is missing evidence
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/08/XX/2021)                                         that the Initial Closing Disclosure was provided to the borrower at least 3 business days prior to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: A cure of of $1,298.60 exceeds tolerance of $897.00 plus 10% or $986.70.  Insufficient or no cure was  $100.70 disclosed on the Final Closing Disclosure dated 8/XX/2021 was not sufficient to cover the Ten
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided to the borrower. (0)                                                                Percent Fee tolerance violation totaling $311.90.
243319054 XXX       $XXX      CA    7/XX/2021  5/XX/2021    Second     Purchase               Non QM       3        C        C        B        B                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    All other conditions were not met                                                                                                                                                                         3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided                                                                                                                                                                                                     TILA ATR/QM
                                                            Home                                                                                                                                 were not met                                                                                                                                                                                                                                                                                                                                                   Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Within 3 Business Days of Application: List of Homeownership Counseling Organizations not provided to
                                                                                                                                                                                                 [3] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial                                                                                                                                                                                                                                                                         Due Diligence Loan Designation is Non QM.                                                    applicant within three (3) business days of application
                                                                                                                                                                                                 Institution: XXX // Account Type: Individual Retirement Account (IRA) / Account Number:                                                                                                                                                                                                                                                                        [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: File does not evidence the consumer was
                                                                                                                                                                                                 XXXX                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan
                                                                                                                                                                                                 [3] HOA - HOA Dues amount was not evidenced in the file, and has not been included in                                                                                                                                                                                                                                                                          Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and      application date.
                                                                                                                                                                                                 the calculated debt ratio.: Valuation Type: Stated / Valuation Report Date: 07/XX/2021                                                                                                                                                                                                                                                                         Transaction Date used to determine rate used for testing.                                    Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final Closing Disclosure provided on
                                                                                                                                                                                                 Property Type:  Condo (Low Rise)                                                                                                                                                                                                                                                                                                                               [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations   07/XX/2021 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance
                                                                                                                                                                                                 [2] Credit Documentation - Credit Report Error: Months Reported  was not provided:                                                                                                                                                                                                                                                                             Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure
                                                                                                                                                                                                 Credit Report: Original // Liability Type: Revolving / Current Balance: $17.12 / Line                                                                                                                                                                                                                                                                          List of Homeownership Counseling Organizations not provided to applicant within three (3)    dated 07/XX/2021
                                                                                                                                                                                                 Limit: $17.12, Credit Report: Original // Liability Type: Installment / Current Balance:                                                                                                                                                                                                                                                                       business days of application.                                                                Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not
                                                                                                                                                                                                 $21,930.09 / Line Limit: <empty>                                                                                                                                                                                                                                                                                                                               [2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not       provided to Borrower(s) at least three (3) business days prior to closing. (Initial/07/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                evidence the consumer was provided with the right to receive a copy of the Appraisal         Federal Compliance - TRID Loan Estimate Timing: Loan Estimate not delivered or placed in the mail to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure within 3 days of the loan application date.                                       Borrower(s) within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure - Loan Calculations: Final Closing Disclosure provided on 07/XX/2021 disclosed an Fee Tolerance exceeded. Total amount of $325.00 exceeds tolerance of $127.00 plus 10% or $139.70.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the    Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure     Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                dated 07/XX/2021). (Final/07/XX/2021)                                                        Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $100.00 exceeds tolerance of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October $0.00. Insufficient or no cure was provided to the borrower. (7726)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Property Costs over Year 1 of 8,951.89 on Final Closing Disclosure provided on 07/XX/2021    Percent Fee Tolerance exceeded for Title - Wire /Funding/ Disbursement Fee. Fee Amount of $30.00
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                not accurate. (Final/07/XX/2021)                                                             exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77190)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     Percent Fee Tolerance exceeded for Title - SubEscrow Fee. Fee Amount of $65.00 exceeds tolerance of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/07/XX/2021)                                         $0.00. Insufficient or no cure was provided to the borrower. (77185)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan   Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days   Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $2,093.75 exceeds tolerance of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                of application. (Initial/06/XX/2021)                                                         $1,700.00. Insufficient or no cure was provided to the borrower. (7200)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $325.00 exceeds tolerance of $127.00 plus 10% or $139.70.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Endorsement Fee.  Fee Amount of $100.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7726)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Wire /Funding/ Disbursement Fee.  Fee Amount of $30.00 exceeds tolerance of $0.00.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Insufficient or no cure was provided to the borrower. (77190)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                SubEscrow Fee.  Fee Amount of $65.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77185)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Discount Points.  Fee Amount of $2,093.75 exceeds tolerance of $1,700.00.  Insufficient or no cure was provided to the borrower. (7200)
243230450 XXX       $XXX      NY    7/XX/2021  5/XX/2021    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 not found in                                                                                                                                                                                                   -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late the file.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       charge percent of 5.00000% exceeds the state maximum of 2%.                                  State Compliance - New York Late Charge Percent Testing: Per the note the late charge is 5% exceeding
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/07/XX/2021)                                         borrower receipt was not found in file.
243311684 XXX       $XXX      FL    6/XX/2021  5/XX/2021    Primary    Purchase               Safe Harbor  3        C        C        B        B                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    Failure due to missing MI certificate                                                                                                                                                                     3           C           C           B           B           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: File is missing the Mortgage Insurance                                                                                                                                                                                                          TILA ATR/QM
                                                                                              QM (43-Q)                                                                                          were not met                                                                                                                                                                                                                                                                                                                                                   2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    Certificate which is DU required. Loan is not agency salable, therefore loan is testing to QM/ATR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation of Safe Harbor QM (43-Q).                                     requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Lenders initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -      signed/dated 1003 is missing from the file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of         Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Escrowed Property Costs over Year 1 of 6,586.32 on Final Closing Disclosure provided on      Testing: Discrepancy is due to missing the MI certification.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                06/XX/2021 not accurate. (Final/06/XX/2021)                                                  Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Mortgage Insurance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment:           Certificate missing from file to confirm actual cost
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on  Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                06/XX/2021 disclosed a mortgage insurance payment for payment stream 1 that does not match   Payments: Discrepancy is due to missing MI Certification. Terms and payment are unknown.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                the actual payment for the loan. (ProjSeq:1/2062381)                                         Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate  borrower receipt was not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing    Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Evidence of earlier borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure provided on 06/XX/2021 disclosed a periodic principal and interest payment for    receipt was not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2062382)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/06/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Revised Loan Estimate provided on 06/XX/2021 not received by borrower at least four (4) business days prior to closing. (Interim/06/XX/2021)
243042069 XXX       $XXX      CA    8/XX/2021  5/XX/2021    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is      Lender to provide hazard policy policy with minimum $XXX                                                                                                                                                  2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier                                                                                                                                                                                                         -
                                                                                              SHQM                                                                                               insufficient.                                                                                                                                                                                                                                                                                                                                                  [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   borrower receipt was not found in file.
                                                                                              (GSE/Agency                                                                                        [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                                                                                         Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         business days prior to closing. (Initial/08/XX/2021)
243618826 XXX       $XXX      NY    8/XX/2021  6/XX/2021    Primary    Purchase               Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 -                                                                                                                                                                                                       -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late October 2018 Test: The Co-op Unit owner's policy of $232.00 per year was not included in the annual
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       charge percent of 5.00000% exceeds the state maximum of 2%.                                  property costs year 1 calculation
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial CD is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of   dated to determine when the borrower actually received it.  Please re-issue and provide confirmaton
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Estimated Property Costs over Year 1 of 8,324.88 on Final Closing Disclosure provided on     evidence.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                08/XX/2021 not accurate. (Final/08/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/08/XX/2021)
243726361 XXX       $XXX      NY    9/XX/2021  5/XX/2021    Primary    Refinance Rate/Term    Safe Harbor  2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               State Compliance - New York Late Charge Percent Testing: Note late charge percent of 5% exceeds the                                                                                                                                                                                                     -
                                                                                              QM (APOR)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late state maximum of 2% as per regulations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   provided to Borrowers at least three business days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/09/XX/2021)
243675947 XXX       $XXX      MN    7/XX/2021  5/XX/2021    Primary    Refinance Cash-out -   Non QM       3        C        C        C        C                                                                                                                                                                                                                                                                                                                                                    3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: As per the approval the Loan Designation is                                                                                                                                                                                                     TILA ATR/QM
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan       Safe Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Designation of Non QM.                                                                       Federal Compliance - QM Employment History: Borrower was Unemployed from 05/XX/2020 to 12/XX/2020 and a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014):        letter of Explanation was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Employment history requirement not met. (XXX/XXX/11677250)                                   Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No Changed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Circumstance was provided to the borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Costs over Year 1 of 5,358.94 on Final Closing Disclosure provided on 07/XX/2021 not accurate. (Final/07/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Tax.  Fee Amount of $424.85 exceeds tolerance of $405.00.  Insufficient or no cure was provided to the borrower. (8304)
243456218 XXX       $XXX      TN    7/XX/2021  5/XX/2021    Primary    Purchase               Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided                                                                                                                                                                                                     -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations   Within 3 Business Days of Application: No evidence in the Loan file that The List of Homeownership
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): Counselling disclosure was provided to the Borrower within 3 business days of Loan Application.
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         List of Homeownership Counseling Organizations not provided to applicant within three (3)    Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: No evidence in the loan file that the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days of application.                                                                Borrower was provided with the Right to receive a copy of the Appraisal within 3 days of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not       Application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                evidence the consumer was provided with the right to receive a copy of the Appraisal         Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: No evidence in the Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure within 3 days of the loan application date.                                       file that the Initial CD dated 07/XX/2021 was provided to the Borrower at least 3 Business days prior
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   to Closing on 07/XX/2021.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     Federal Compliance - TRID Loan Estimate Timing: No evidence in the Loan file that the Loan Estimate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/07/XX/2021)                                         dated 06/XX/2021 was provided to the Borrower at within 3 Business days of Loan Application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/06/XX/2021)
243694504 XXX       $XXX      AZ    11/XX/2021 5/XX/2021    Investment Refinance Rate/Term    N/A          2        B        B        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                   Lender to provide hazard policy.                                                                                                                                                                          2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Signed initial lender's                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             application is missing.
243499681 XXX       $XXX      NY    11/XX/2021 5/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Loan Designation not provided                                                                                                                                                                                                                       TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. State Compliance - New York Late Charge Percent Testing: Consolidated Note reflects a late fee of 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    which exceeds max allowed of 2% for New York.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
243373135 XXX       $XXX      CA    9/XX/2021  5/XX/2021    Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                   Homeowners insurance documentation is missing from the file.                                                                                                                                              3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.                                                                                                                                                                                                          TILA ATR/QM
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Application / Processing - Missing Document: Missing Lender's Initial 1003: The file is missing a copy
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    of the initial 1003 Loan Application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        tolerance was exceeded by $293.30 due to addition of Loan Tie-In Fee, SubEscrow, Wire fee and Recording
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount Service Fee.  No valid COC provided. Cure provided at closing of $826.80 is insufficient to cover total of $1,852.00 exceeds tolerance of $1,417.00 plus 10% or $1,558.70.  Insufficient or no cure  cure required for all tolerance violations of $936.80.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                was provided to the borrower. (0)                                                            Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: 0%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       tolerance was exceeded by $643.50 due to addition of Transfer Tax fee.  No valid COC provided. Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer provided at closing of $826.80 is insufficient to cover total cure required for all tolerance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Tax.  Fee Amount of $643.50 exceeds tolerance of $0.00.  Insufficient or no cure was         violations of $936.80.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided to the borrower. (8304)
243335002 XXX       $XXX      NY    12/XX/2021 5/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Application / Processing - 1003/Declarations:  F. Are you a co-signer or guarantor   1003/Declarations: F. Are you a co-signer or guarantor on any debt or loan that is                                                                                                                        3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.                                                                                          GENERAL COMMENT (2022/XX/07): Disagree - Total of the Lender Paid fees  on the                                  TILA ATR/QM
                                                                                                                                                                                                 on any debt or loan that is not disclosed on this application? reflects Yes.  Missing    not disclosed on this application? was entered Yes. Missing debt obligation                                                                                                                                                                                           Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.                                                                                                                                                                                         Consumation CD is $203.35 and greater than the Lender Credits listed on the initial
                                                                                                                                                                                                 documented and/or does not meet guideline requirements.: Borrower: XXX                   monthly payment and balance.                                                                                                                                                                                                                                          Due Diligence Loan Designation is Non QM.                                                                                                                                                                                                                                            LE.  This is not a testing defect, so no corrective action is required.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
243059166 XXX       $XXX      NC    6/XX/2021  5/XX/2021    Primary    Purchase               Temporary    2        B        B        B        B                                                 [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is      Hazard insurance shortfall of $XXX with no replacement cost estimator provided.                                                                                                                           2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               State Compliance - North Carolina First Lien Late Charge Percent Testing: Late charge of 5% exceeds                                                                                                                                                                                                     -
                                                                                              SHQM                                                                                               insufficient.                                                                                                                                                                                                                                                                                                                                                  [2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina maximum of 4%.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.           Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   provided to Borrower(s) at least three (3) business days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/06/XX/2021)
243602389 XXX       $XXX      LA    8/XX/2021  5/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                                                                             3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: CD not provided to                                                                                          GENERAL COMMENT (2022/XX/07): Disagree -  Note disclose a 15 yr loan with a P&I of                              TILA ATR/QM
                                                                                                                                                                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                                                                                         Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Borrower(s) at least 3 business days prior to closing                                                                                                                                   $773.48. Consumation CD dated 08/XX/2022 Projected Payment Table shows a 15Yr loan
                                                                                                                                                                                                 [3] Guideline Issue - Refi Purpose reflects Rate/Term and cash out greater than the                                                                                                                                                                                                                                                                            Due Diligence Loan Designation is Non QM.                                                                                                                                                                                                                                            with a P&I of 773.48
                                                                                                                                                                                                 lesser of 2% of the loan amount or $2000.: Cash to Borrower:  $2,204.12; Total Cash Out:                                                                                                                                                                                                                                                                       [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                 $2,204.12;  Refi Purpose:  Rate/Term                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Costs over Year 1 of 180.00 on Final Closing Disclosure provided on 08/XX/2021 not accurate.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Final/08/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/07/XX/2021)
243940089 XXX       $XXX      HI    8/XX/2021  5/XX/2021    Second     Refinance Rate/Term    Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.                                                                                                                                                                                                          TILA ATR/QM
                                                            Home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Origination Designation is UTD per client.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method    Application / Processing - Missing Document: Missing Lender's Initial 1003: File is missing an initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the   lender 1003 application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                lender does not match the ATR payment calculation methods under 1026.43(c)(5).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
243108475 XXX       $XXX      NY    7/XX/2021  5/XX/2021    Primary    Refinance Cash-out -   Safe Harbor  3        C        C        B        B                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Refinance purpose           Cash out discrepancy of cash back of over $11k on a AUS approved no cash back loan                                                                                                                        3           C           C           B           B           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Loan is AUS Approved with a Loan Designation of                                                                                                                                                                                                 TILA ATR/QM
                                                                       Other                  QM (43-Q)                                                                                          discrepancy.: Loan refinance purpose of Cash-out - Other does not match AUS loan         Cash out discrepancy of cash back of over $11k on a AUS approved no cash back loan                                                                                                                                                                                    2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    Temporary SHQM but due to the Cash out discrepancy of cash back on a AUS approved no cash back loan the
                                                                                                                                                                                                 refinance purpose of Rate/Term.                                                          File is missing a copy of the Hazard Insurance Policy.                                                                                                                                                                                                                Due Diligence Loan Designation of Safe Harbor QM (43-Q).                                     loan is waterfalling to a Loan Designation of Safe Harbor QM (43-Q).
                                                                                                                                                                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions                                                                                                                                                                                                                                                                          [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: File is missing a copy of
                                                                                                                                                                                                 were not met                                                                                                                                                                                                                                                                                                                                                   [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late the Lender's Initial 1003.
                                                                                                                                                                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                                                                                         charge percent of 5.00000% exceeds the state maximum of 2%.                                  State Compliance - New York Late Charge Percent Testing: Note disclosed late fee as 5% of overdue
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - QM Employment History - Current and/or Previous Employment          Principal and interest payment which exceeds the state max of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment      Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Dates to verify two years employment history for current and/or prior employment.            Date Info: Loan is was AUS approved but is waterfalling to ATR/QM standards of requiring a full
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (XXX/XXX/11677264)                                                                           verifiable 24 month Employment History due to the discrepancy in the Loan Purpose of Cash back to the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October Borrower of over $11k and the AUS states approved as a No Cash Out loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated       Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Property Costs over Year 1 of 14,293.84 on Final Closing Disclosure provided on 07/XX/2021   Estimated Taxes & Insurance disclosed on page 1 of CD reflects an amount of $1191.15 per month, which
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                not accurate. (Final/07/XX/2021)                                                             equals $14,293.80 while CD discloses the amount as $14,293.84.
243036527 XXX       $XXX      MN    8/XX/2021  5/XX/2021    Primary    Refinance Cash-out -   Higher       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Loan designation failure due to QM failure.                                                                                                                                                                                                     TILA ATR/QM
                                                                       Other                  Priced QM                                                                                                                                                                                                                                                                                                                                                                                                                                                         2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan       This exception will be cleared once all QM specific exceptions have been cured/cleared.
                                                                                              (43-Q)                                                                                                                                                                                                                                                                                                                                                                                                                                                            Designation of Higher Priced QM (43-Q).                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: The file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure       was missing a copy of the executed Affiliated Business Arrangement Disclosure or proof of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement     borrower's electronic receipt of the disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure to borrower.
243038525 XXX       $XXX      NY    9/XX/2021  5/XX/2021    Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                 [3] Document Error - Hazard Insurance policy does not list Lender or Servicer and its    HOI policy provide reflects incorrect mortgagee clause.  Lender to provide updated                                                                                                                        3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.                                                                                          GENERAL COMMENT (2022/XX/07): Disagree: Loan modification completed after closing date                          TILA ATR/QM
                                                                       Debt Consolidation                                                                                                        successors and assigns, per guideline requirements.                                      policy reflecting "Lender its successors and assigns"                                                                                                                                                                                                                 Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. State Compliance - New York Late Charge Percent Testing: Late charge exceeds max of 2% of amount past                                                                                   of 09/XX/2021. The change in the Principal and Interest Payment occured on the loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    due and/or grace period of 15 days.                                                                                                                                                     modification. No corrective action required.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
243629842 XXX       $XXX      IL    8/XX/2021  5/XX/2021    Investment Refinance Cash-out -   N/A          2        B        B        B        B                                                 [3] Application / Processing - 1003 Error: First Time Home Buyer is blank.: Borrower:                                                                                                                                                              [3] Appraisal                                   2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                                                                                                                                       -
                                                                       Other                                                                                                                     XXX                                                                                                                                                                                                                                                Data Integrity -
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Appraiser's
                                                                                                                                                                                                                                                                                                                                                                                                                                                    license or
                                                                                                                                                                                                                                                                                                                                                                                                                                                    certification
                                                                                                                                                                                                                                                                                                                                                                                                                                                    was not active
                                                                                                                                                                                                                                                                                                                                                                                                                                                    at the time of
                                                                                                                                                                                                                                                                                                                                                                                                                                                    the appraisal.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Valuation Type:
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Appraisal /
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Valuation Report
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date: 06/XX/2021
243787897 XXX       $XXX      MI    10/XX/2021 5/XX/2021    Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.                                                                                                                                                                                                          TILA ATR/QM
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. State Compliance - Michigan CMPA Home Loan Toolkit Status: Michigan CMPA Home Loan Toolkit not found in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    the file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Michigan CMPA Home Loan Toolkit Status: Michigan Consumer Mortgage    Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 not found in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Protection Act:  Home Loan Toolkit not provided to borrower.                                 the file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing       Received Date: Evidence of earlier borrower receipt was not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate  Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided on or after the date the Closing Disclosure was provided. (The Revised Loan         Discount Points Fee was  last disclosed as $383.00 on LE but disclosed as $2295.00 on Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Estimate was received on or after the Closing Disclosure.) (Interim/08/XX/2021)              Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       post-close CD disclosing the tolerance cure to include $1912, a copy of refund check, proof of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan     delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Discount Points.  Fee Amount of $2,295.00 exceeds tolerance of $383.00.  Insufficient or no cure was provided to the borrower. (7200)
243583553 XXX       $XXX      NY    8/XX/2021  5/XX/2021    Primary    Refinance Rate/Term    Safe Harbor  2        B        B        B        B                                                 [3] Guideline Issue - Aged document: Asset Account date is more than 90 days prior to                                                                                                                                                                                                              2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not                                                                                                                                                                                                      -
                                                                                              QM (43-Q)                                                                                          Closing.: Financial Institution: XXX // Account Type: Savings / Account Number: XXXX                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late provided to Borrower(s) at least three (3) business days prior to closing.
                                                                                                                                                                                                 [3] Insurance Documentation - Hazard Insurance Error: Subject hazard insurance premium                                                                                                                                                                                                                                                                         charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                 is missing from evidence of insurance.                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA
                                                                                                                                                                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                                                                                         Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                 [3] Closing / Title - Taxes: Subject property taxes not documented                                                                                                                                                                                                                                                                                             business days prior to closing. (Initial/08/XX/2021)
243739820 XXX       $XXX      NY    9/XX/2021  5/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Insurance Documentation - Hazard Insurance Error: Subject hazard insurance premium                                                                                                                                                                                                             3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Document                                                                                                                                                                                                   TILA ATR/QM
                                                                                                                                                                                                 is missing from evidence of insurance.                                                                                                                                                                                                                                                                                                                         Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. prep fee not disclosed on LE.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Escrow fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and not disclosed on LE.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Fees Test.  Points and Fees on subject loan of XXX% is in excess of the investor allowable   Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a       Fee last disclosed on LE as $633. Final CD disclosed Appraisal Fee at $933. No valid coc on file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Federal Total Loan Amount of $XXX vs. an investor allowable total of $XXX (an overage of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $XXX or XXX%).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Estimated Property Costs over Year 1 of 20,244.00 on Final Closing Disclosure provided on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                09/XX/2021 not accurate. (Final/09/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Document Preparation Fee.  Fee Amount of $400.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7563)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Settlement / Closing / Escrow Fee.  Fee Amount of $880.00 exceeds tolerance of $0.00.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Insufficient or no cure was provided to the borrower. (7561)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $933.00 exceeds tolerance of $633.00.  Insufficient or no cure was provided to the borrower. (7506)
243068836 XXX       $XXX      IN    9/XX/2021  5/XX/2021    Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                 [3] Document Error - Hazard Insurance policy does not list Lender or Servicer and its    Please provide proof of current hazard insurance coverage. Hazard insurance in                                                                                                                            3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified                                                                                                                 SELLER - GENERAL COMMENT (2022/XX/08): ATR adequately supported.  Compensating  GENERAL COMMENT (2022/XX/08): ATR adequately supported.  Compensating factors  1-  Low                          TILA ATR/QM
                                                                       Other                                                                                                                     successors and assigns, per guideline requirements.                                      file expired.                                                                                                                                                                                                                                                         Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.                                                                                                         factors  1-  Low LTV  2-  High residual income 3- History of satisfactorily     LTV  2-  High residual income 3- History of satisfactorily maintaining similar level
                                                                                                                                                                                                 [2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note                                                                                                                                                                                                                                                                            Due Diligence Loan Designation is Non QM.                                                                                                                                                            maintaining similar level of housing and/or debt  4- Low housing ratio  --   UW of housing and/or debt  4- Low housing ratio  --   UW decision summary shows this loan
                                                                                                                                                                                                 Date.: Hazard Insurance Policy Expiration Date 05/XX/2021, Note Date 09/XX/2021                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                                       decision summary shows this loan as a QM Pass and ATR yes.                      as a QM Pass and ATR yes.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same                                                                                                               REVIEWER - GENERAL COMMENT (2022/XX/15): Clarifying the issue: Loan was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to                                                                                                         submitted without a loan designation. Testing was based using "undetermined".
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The                                                                                                         Please confirm loan designation for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                H-8 form was used, the H-9 form should have been used.                                                                                                                                               REVIEWER - GENERAL COMMENT (2022/XX/19): EXCEPTION HISTORY - Exception Detail
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     was updated on 12/XX/2022 PRIOR Exception Detail: Ability to Repay / Qualified
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Risk.
243846844 XXX       $XXX      NJ    9/XX/2021  5/XX/2021    Primary    Refinance Rate/Term    Safe Harbor  1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                                              QM (APOR)
243521090 XXX       $XXX      WI    7/XX/2021  5/XX/2021    Primary    Refinance Rate/Term    Safe Harbor  2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing:                                                                                                                                                                                                  -
                                                                                              QM (APOR)                                                                                                                                                                                                                                                                                                                                                                                                                                                         2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated       The difference in total property costs appears to be coming from rounding. The final CD page 4 reflects
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Property Costs over Year 1 of 7,324.88 on Final Closing Disclosure provided on 07/XX/2021    $7,324.88 which gives a monthly of  $610.40666. The monthly T&I amounts come to $610.40 and is what is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                not accurate. (Final/07/XX/2021)                                                             entered.
243753578 XXX       $XXX      NY    8/XX/2021  5/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        C        C                                                 [3] Application / Processing - Missing Document: Fraud Report not provided                                                                                                                                                                                                                         3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Loan designation at origination was Safe                                                                                                                                                                                                        TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan       Harbor.  Diligence designation is Non-QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Designation of Non QM.                                                                       Federal Compliance - QM DTI: DTI Exceeds 43% and therefore the loan is non-QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income  Federal Compliance - Retirement Documentation: income documentation is not sufficient per Appendix Q.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase,      State Compliance - New York Late Charge Percent Testing: The Note Late charge percentage of 5% exceeds
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                guarantee or insurance by the appropriate agency.                                            New York state minimum of 2%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - Retirement Documentation: Qualified Mortgage (Dodd-Frank 2014):     Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Retirement income documentation insufficient. (XXX XXX/IRA Distribution)                     October 2018 Test: Escrow costs disclosed on Final Closing Disclosure of $20,357.64 vary from monthly
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               costs from loan summary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: There is no evidence on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  file to show borrower received Closing Disclosure 3 days prior to closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Federal Compliance - TRID Lender Credit Tolerance Violation: Zero percent fee tolerance was exceeded
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of   for lender credits no sufficient cure was provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Estimated Property Costs over Year 1 of 20,357.64 on Final Closing Disclosure provided on    Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10 percent
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                08/XX/2021 not accurate. (Final/08/XX/2021)                                                  fee tolerance was exceeded , sufficient cure was provided to borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/07/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $-475.79  is less than amount of binding Lender Credit previously disclosed in the amount of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $-785.00. (9300)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,320.00 exceeds tolerance of $127.00 plus 10% or $139.70.  Insufficient or no cure was provided to the borrower. (0)
243170990 XXX       $XXX      NY    10/XX/2021 5/XX/2021    Primary    Refinance Cash-out -   Non QM       3        C        C        C        C                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not Missing the mortgage insurance certificate                                         SELLER - GENERAL                                                                                                       3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Loan was AUS approved but is missing income     REVIEWER - CURED COMMENT (2022/XX/18): Sufficient Cure Provided At Closing      GENERAL COMMENT (2022/XX/05): Cert Attached                                                                     TILA ATR/QM
                                                                       Other                                                                                                                     provided                                                                                 Most recent verbal VOE in file is dated 9-XX. Note date is 10-XX.                  COMMENT                                                                                                                                                                            2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan       documentation of tax transcript and wage and income transcript and is water falling to a due diligence
                                                                                                                                                                                                 [3] Income Documentation - Verification(s) of employment is not within 10 business days                                                                                     (2022/XX/05): Cert                                                                                                                                                                 Designation of Non QM.                                                                       loan designation of Non- Qm.
                                                                                                                                                                                                 of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start                                                                                     Attached                                                                                                                                                                           [3] Federal Compliance - Overtime Bonus Method of Calculation: Qualified Mortgage            Federal Compliance - Overtime Bonus Method of Calculation: Qualifying method used in calculating
                                                                                                                                                                                                 Date: 11/XX/2002                                                                                                                                                            REVIEWER - GENERAL                                                                                                                                                                 (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years overtime bonus is correctly captured as per guideline requirements.
                                                                                                                                                                                                                                                                                                                                                                             COMMENT                                                                                                                                                                            when calculating the average Overtime/Bonus income. (XXX XXX/Overtime)                       Federal Compliance - QM DTI: Loan was AUS approved with a DTI 44.72%, but the loan is missing Tax
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/06): The MI                                                                                                                                                               [3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income  transcripts(1040) and is waterfalling to ATR/QM standard DTI requirement of maximum 43%.
                                                                                                                                                                                                                                                                                                                                                                             certificate was                                                                                                                                                                    Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase,      State Compliance - New York Late Charge Percent Testing: Note reflects the late charge of 5%.
                                                                                                                                                                                                                                                                                                                                                                             provided evidencing                                                                                                                                                                guarantee or insurance by the appropriate agency.                                            Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing disclosure provided
                                                                                                                                                                                                                                                                                                                                                                             MI insurance is in                                                                                                                                                                 [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late to borrower on 10/XX/2021 was not signed by borrower. Missing initial, signed closing disclosure.
                                                                                                                                                                                                                                                                                                                                                                             place at origination                                                                                                                                                               charge percent of 5.00000% exceeds the state maximum of 2%.                                  Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing:
                                                                                                                                                                                                                                                                                                                                                                             however the monthly                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   Increased fee from the initial loan estimate to the final closing disclosure with no cure.
                                                                                                                                                                                                                                                                                                                                                                             premium is not                                                                                                                                                                     Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                             outlined on the                                                                                                                                                                    business days prior to closing. (Initial/10/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                             certificate. The                                                                                                                                                                   [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided
                                                                                                                                                                                                                                                                                                                                                                             premium amount                                                                                                                                                                     At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                             appears on the first                                                                                                                                                               Transfer Tax.  Fee Amount of $90.40 exceeds tolerance of $67.00.  Sufficient or excess cure
                                                                                                                                                                                                                                                                                                                                                                             payment letter, 1008                                                                                                                                                               was provided to the borrower at Closing. (8304)
                                                                                                                                                                                                                                                                                                                                                                             and/or CD and
                                                                                                                                                                                                                                                                                                                                                                             matches the amount
                                                                                                                                                                                                                                                                                                                                                                             calculated from the
                                                                                                                                                                                                                                                                                                                                                                             rates on the
                                                                                                                                                                                                                                                                                                                                                                             certificate.
243452502 XXX       $XXX      NY    7/XX/2021  5/XX/2021    Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                   Please provide subject property Home Owners Insurance Policy                                                                                                                                              2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Please provide initial                                                                                                                                                                                                      -
                                                                       Other                  SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late signed and dated 1003 Loan Application
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       charge percent of 5.00000% exceeds the state maximum of 2%.                                  Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        Fee Tolerance exceeded. Total amount of $3,261.90 exceeds tolerance of $2,861.00 plus 10% or $3,147.10.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount Insufficient or no cure was provided to the borrower of $3,261.90 exceeds tolerance of $2,861.00 plus 10% or $3,147.10.  Insufficient or no cure  Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: A Lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                was provided to the borrower. (0)                                                            credit was issued to cure tolerance in the amount of $2480
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Tax.  Fee Amount of $9,065.40 exceeds tolerance of $6,585.00.  Insufficient or no cure was provided to the borrower. (8304)
243512106 XXX       $XXX      TX    9/XX/2021  5/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        C        C                                                 [3] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial   Account Months verified is less than 2 months.                                                                                                                                                            3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Loan designation was not provided.              REVIEWER - CURED COMMENT (2022/XX/11): Sufficient Cure Provided At Closing                                                                                                                      TILA ATR/QM
                                                                                                                                                                                                 Institution: XXX // Account Type: Savings / Account Number: XXXX                         Post close appraisal is in file. Current appraisal was not provided.                                                                                                                                                                                                  2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan       Federal Compliance - QM DTI: Total Debt to Income Ratio exceeds 43%.                                    REVIEWER - CURED COMMENT (2022/XX/11): Sufficient Cure Provided At Closing
                                                                                                                                                                                                 [3] Appraisal Documentation - Missing Document: Appraisal not provided                   Hazard Insurance Policy is not in file.                                                                                                                                                                                                                               Designation of Non QM.                                                                       Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: No
                                                                                                                                                                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                   There is no evidence in file that Balance of $2,741.00 was paid.                                                                                                                                                                                                      [3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income  cure was provided for Ten Percent Fee Tolerance Total amount of $1,828.00 exceeds tolerance of
                                                                                                                                                                                                 [2] Credit Eligibility - Public Record Issue:: Credit Report: Original // Public Record                                                                                                                                                                                                                                                                        Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase,      $1,603.00 plus 10% or $1,763.30.
                                                                                                                                                                                                 Type: Collections / Balance: 2741.00                                                                                                                                                                                                                                                                                                                           guarantee or insurance by the appropriate agency.                                            Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided  cure was provided for Zero Percent Fee Tolerance for Title - Tax Certificate Fee Amount of $50.00
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total      exceeds tolerance of $0.00.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                amount of $1,828.00 exceeds tolerance of $1,603.00 plus 10% or $1,763.30.  Sufficient or excess cure was provided to the borrower at Closing. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                - Tax Certificate Fee.  Fee Amount of $50.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower at Closing. (75204)
243073608 XXX       $XXX      NY    8/XX/2021  5/XX/2021    Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                 [3] Application / Processing - 1003/Declarations:  F. Are you a co-signer or guarantor                                                                                                                                                                                                             3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Originator Loan Designation not provided                                                                                                                                                                                                            TILA ATR/QM
                                                                       Other                                                                                                                     on any debt or loan that is not disclosed on this application? reflects Yes.  Missing                                                                                                                                                                                                                                                                          Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. State Compliance - New York Late Charge Percent Testing: Consolidated note late charge indicated 5%
                                                                                                                                                                                                 documented and/or does not meet guideline requirements.: Borrower: XXX                                                                                                                                                                                                                                                                                         Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - TRID Lender Credit Tolerance Violation: Lender Credit Fee exceeded the 0%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late tolerance fee of $340.75 Insufficient or no cure was provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated       Title-Insurance Binder Fee exceeded the 0% tolerance fee of $8.63. Insufficient or no cure was provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of       to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $-164.25  is less than amount of binding Lender Credit previously disclosed in the amount of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $-505.00. (9300)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Insurance Binder Fee.  Fee Amount of $8.63 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7566)
243962009 XXX       $XXX      NY    10/XX/2021 5/XX/2021    Investment Refinance Cash-out -   N/A          1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Other
243459442 XXX       $XXX      SC    8/XX/2021  5/XX/2021    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Credit Documentation - Credit Report Error: Credit report is missing FICO scores.:                                                                                                                                                             [3] Appraisal                                   2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Lender Credit Tolerance Violation: Zero Percent Tolerance exceeded for Lender                                                                                                                                                                                                 -
                                                                                              SHQM                                                                                               Credit Report: Original // Borrower: XXX                                                                                                                                                                                                           Documentation -                                                                                             [2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated       Credits. Final Lender Credit of $-68.53 is less than amount of binding Lender Credit previously
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                           Missing                                                                                                     Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of       disclosed in the amount of $-85.00.
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                             Document:                                                                                                   $-68.53  is less than amount of binding Lender Credit previously disclosed in the amount of  Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Appraisal was                                                                                               $-85.00. (9300)                                                                              Fee Tolerance exceeded. Total amount of $1,140.00 exceeds tolerance of $990.00 plus 10% or $1,089.00.
                                                                                                                                                                                                                                                                                                                                                                                                                                                    made "subject                                                                                               [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        Insufficient or no cure was provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                    to" and Form                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount
                                                                                                                                                                                                                                                                                                                                                                                                                                                    1004D/442 was                                                                                               of $1,140.00 exceeds tolerance of $990.00 plus 10% or $1,089.00.  Insufficient or no cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                    not provided.:                                                                                              was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Valuation Type:
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Appraisal /
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Valuation Report
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date: 08/XX/2021
243446263 XXX       $XXX      ID    10/XX/2021 5/XX/2021    Primary    Refinance Cash-out -   Safe Harbor  2        B        B        B        B                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    All other conditions were not met                                                                                                                                                                         2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero                                                                                                                                                                                                       -
                                                                       Other                  QM (APOR)                                                                                          were not met                                                                                                                                                                                                                                                                                                                                                   [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Percent Fee Tolerance exceeded for Title - Abstract / Title Search. Fee Amount of $54.00 exceeds
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  tolerance of $0.00. Insufficient or no cure was provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Abstract / Title Search.  Fee Amount of $54.00 exceeds tolerance of $0.00.  Insufficient or  Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                no cure was provided to the borrower. (77163)                                                Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $365.75 exceeds tolerance of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       $362.00. Insufficient or no cure was provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Discount Points.  Fee Amount of $365.75 exceeds tolerance of $362.00.  Insufficient or no cure was provided to the borrower. (7200)
243413422 XXX       $XXX      NC    10/XX/2021 5/XX/2021    Primary    Purchase               Safe Harbor  3        C        C        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                    SELLER - GENERAL                                                                                                       3           C           C           B           B           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Unable to confirm TSHQM                                                                                                         GENERAL COMMENT (2022/XX/05): Cert Attached                                                                     TILA ATR/QM
                                                                                              QM (43-Q)                                                                                          provided                                                                                                                                                                    COMMENT                                                                                                                                                                            2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: valuation provided to
                                                                                                                                                                                                 [2] General Appraisal Requirements - Valuation Error: Neighborhood/project name not                                                                                         (2022/XX/05): Cert                                                                                                                                                                 Due Diligence Loan Designation of Safe Harbor QM (43-Q).                                     applicant is prior to the date when valuation was performed.  Unable to determine compliance with
                                                                                                                                                                                                 provided.: Valuation Type: Appraisal / Valuation Report Date: 08/XX/2021                                                                                                    Attached                                                                                                                                                                           [2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA   appraisal timing requirements.
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL                                                                                                                                                                 Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date State Compliance - North Carolina First Lien Late Charge Percent Testing: Note late charge percent of
                                                                                                                                                                                                                                                                                                                                                                             COMMENT                                                                                                                                                                            when valuation was performed.  Unable to determine compliance with appraisal timing          5.00000% exceeds the state maximum of 4%
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/06): The MI                                                                                                                                                               requirements. (Type:Primary/08/XX/2021)                                                      Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided
                                                                                                                                                                                                                                                                                                                                                                             certificate was                                                                                                                                                                    [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Within 3 Business Days of Application: List of Homeownership Counseling Organizations not provided to
                                                                                                                                                                                                                                                                                                                                                                             provided evidencing                                                                                                                                                                [2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                             MI insurance is in                                                                                                                                                                 Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.           Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: no evidence the consumer was provided
                                                                                                                                                                                                                                                                                                                                                                             place at origination                                                                                                                                                               [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations   with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application
                                                                                                                                                                                                                                                                                                                                                                             however the monthly                                                                                                                                                                Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): date.
                                                                                                                                                                                                                                                                                                                                                                             premium is not                                                                                                                                                                     List of Homeownership Counseling Organizations not provided to applicant within three (3)    Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Projected Payments:
                                                                                                                                                                                                                                                                                                                                                                             outlined on the                                                                                                                                                                    business days of application.                                                                Final CD payment for payment stream 1 that does not match the actual payment for the loan.
                                                                                                                                                                                                                                                                                                                                                                             certificate. The                                                                                                                                                                   [2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not       Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent
                                                                                                                                                                                                                                                                                                                                                                             premium amount                                                                                                                                                                     evidence the consumer was provided with the right to receive a copy of the Appraisal         Payments: Projected Payments: Final CD payment for payment stream 2 that does not match the actual
                                                                                                                                                                                                                                                                                                                                                                             appears on the first                                                                                                                                                               Disclosure within 3 days of the loan application date.                                       payment for the loan.
                                                                                                                                                                                                                                                                                                                                                                             payment letter, 1008                                                                                                                                                               [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of            Federal Compliance - TRID Loan Estimate Timing: LE not delivered or placed in the mail to Borrower(s)
                                                                                                                                                                                                                                                                                                                                                                             and/or CD and                                                                                                                                                                      Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan             within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                             matches the amount                                                                                                                                                                 Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 0.00 on Final Closing      Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal
                                                                                                                                                                                                                                                                                                                                                                             calculated from the                                                                                                                                                                Disclosure provided on 10/XX/2021 not accurate. (Final/10/XX/2021)                           Re-Inspection Fee was  last disclosed as $0.00 on LE but disclosed as $145.00on Final Closing
                                                                                                                                                                                                                                                                                                                                                                             rates on the                                                                                                                                                                       [2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment:           Disclosure.  File does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a
                                                                                                                                                                                                                                                                                                                                                                             certificate.                                                                                                                                                                       TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on  post-close CD disclosing the tolerance cure to include $145.00, a copy of refund check, proof of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                10/XX/2021 disclosed a mortgage insurance payment for payment stream 1 that does not match   delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                the actual payment for the loan. (ProjSeq:1/2066883)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure provided on 10/XX/2021 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2066884)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/08/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Re-Inspection Fee.  Fee Amount of $145.00 exceeds tolerance of $0.00.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Insufficient or no cure was provided to the borrower. (75103)
243733454 XXX       $XXX      VA    1/XX/2022  6/XX/2021    Primary    Purchase               Non QM       3        C        C        B        B                                                 [3] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.                                                                                          GENERAL COMMENT (2022/XX/07): Disagree: The Lender Credit decreased from -$2,519 to                             TILA ATR/QM
                                                                                                                                                                                                 closing.: Hazard Insurance Policy Effective Date 01/XX/2022, Disbursement Date:                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property                                                                                     -$785 on LE issued 11/XX/2021, with a valid Change Circumstance dated 11/XX/2021
                                                                                                                                                                                                 01/XX/2022                                                                                                                                                                                                                                                                                                                                                     Due Diligence Loan Designation is Non QM.                                                    Costs over Year 1: $95/mth HOA fee.                                                                                                                                                     reason of "rate is floating," and meets 3 day timing. See attached changed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                       circumstance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                                                                                                              GENERAL COMMENT (2022/XX/14): Disagree: The Lender Credit decreased from -$2,519 to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.                                                                                                                                                                                                                            -$785 on LE issued 11/XX/2021, with a valid Change Circumstance dated 11/XX/2021
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of                                                                                                                                                                                                    reason of "rate is floating," and meets 3 day timing. See attached changed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan                                                                                                                                                                                                     circumstance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosures: Final Closing Disclosure provided on 01/XX/2022 did not disclose Amount of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Non-Escrowed Property Costs over Year 1. (Final/01/XX/2022)
243095255 XXX       $XXX      LA    8/XX/2021  5/XX/2021    Primary    Refinance Cash-out -   Safe Harbor  2        B        B        B        B                                                 [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is      File is missing Hazard insurance.                                                                                                                                                                         2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                                                                                                                                       -
                                                                       Other                  QM (43-Q)                                                                                          insufficient.
                                                                                                                                                                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided
243253307 XXX       $XXX      WA    7/XX/2021  5/XX/2021    Primary    Refinance Cash-out -   Non QM       3        C        C        C        C                                                 [3] General - Missing Document: Stated not provided                                                                                                                                                                                                                                                3           C           C           C           C           [3] Federal Compliance - Income Data was not provided: Income Source and Qualifying Monthly  Federal Compliance - Income Data was not provided: Employment type not used to qualify borrower. income REVIEWER - CURED COMMENT (2022/XX/08): Sufficient Cure Provided At Closing                                                                                                                      TILA ATR/QM
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Income Amount are required. (XXX XXX/Wages)                                                  for employment not reflected on 1003 or AUS, hence not captured in income screen.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Unable to determine loan designation because
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. guideline was not provided in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Fees increased at final closing with no valid change of circumstance provided for the increase.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $230.00 exceeds tolerance of $136.00 plus 10% or $149.60.  Sufficient or excess cure was provided to the borrower at Closing. (0)
243566377 XXX       $XXX      NC    6/XX/2021  5/XX/2021    Primary    Purchase               Non QM       3        C        C        B        B                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    MI Certificate was not found in the file.                                          SELLER - GENERAL                                                                                                       3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: An Originatior Loan Designation was not provided by                                                                                 GENERAL COMMENT (2022/XX/05): Cert Attached                                                                     TILA ATR/QM
                                                                                                                                                                                                 were not met                                                                                                                                                                COMMENT                                                                                                                                                                            Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Seller.
                                                                                                                                                                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                    (2022/XX/05): Cert                                                                                                                                                                 Due Diligence Loan Designation is Non QM.                                                    State Compliance - North Carolina First Lien Late Charge Percent Testing: The late charge percentage
                                                                                                                                                                                                 provided                                                                                                                                                                    Attached                                                                                                                                                                           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               disclosed on the Note exceeds the maximum allowable for the state of North Carolina.
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL                                                                                                                                                                 [2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property
                                                                                                                                                                                                                                                                                                                                                                             COMMENT                                                                                                                                                                            Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.           Costs over Year 1: AUS required evidence of mortgage insurance coverage with payment and terms is
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/06): The MI                                                                                                                                                               [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of            missing.
                                                                                                                                                                                                                                                                                                                                                                             certificate was                                                                                                                                                                    Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan             Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018
                                                                                                                                                                                                                                                                                                                                                                             provided evidencing                                                                                                                                                                Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 2,700.00 on Final Closing  Testing: AUS required evidence of mortgage insurance coverage with payment and terms is missing.
                                                                                                                                                                                                                                                                                                                                                                             MI insurance is in                                                                                                                                                                 Disclosure provided on 06/XX/2021 not accurate. (Final/06/XX/2021)                           Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: AUS required evidence of
                                                                                                                                                                                                                                                                                                                                                                             place at origination                                                                                                                                                               [2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -      mortgage insurance coverage with payment and terms is missing.
                                                                                                                                                                                                                                                                                                                                                                             however the monthly                                                                                                                                                                October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of         Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent
                                                                                                                                                                                                                                                                                                                                                                             premium is not                                                                                                                                                                     Escrowed Property Costs over Year 1 of 3,521.04 on Final Closing Disclosure provided on      Payments: AUS required evidence of mortgage insurance coverage with payment and terms is missing.
                                                                                                                                                                                                                                                                                                                                                                             outlined on the                                                                                                                                                                    06/XX/2021 not accurate. (Final/06/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                             certificate. The                                                                                                                                                                   [2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment:
                                                                                                                                                                                                                                                                                                                                                                             premium amount                                                                                                                                                                     TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on
                                                                                                                                                                                                                                                                                                                                                                             appears on the first                                                                                                                                                               06/XX/2021 disclosed a mortgage insurance payment for payment stream 1 that does not match
                                                                                                                                                                                                                                                                                                                                                                             payment letter, 1008                                                                                                                                                               the actual payment for the loan. (ProjSeq:1/2066682)
                                                                                                                                                                                                                                                                                                                                                                             and/or CD and                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate
                                                                                                                                                                                                                                                                                                                                                                             matches the amount                                                                                                                                                                 Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing
                                                                                                                                                                                                                                                                                                                                                                             calculated from the                                                                                                                                                                Disclosure provided on 06/XX/2021 disclosed a periodic principal and interest payment for
                                                                                                                                                                                                                                                                                                                                                                             rates on the                                                                                                                                                                       payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2066683)
                                                                                                                                                                                                                                                                                                                                                                             certificate.
243249368 XXX       $XXX      TX    9/XX/2021  5/XX/2021    Primary    Refinance Rate/Term    Safe Harbor  2        B        B        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                   Hazard insurance is not provided                                                                                                                                                                          2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: initial 1003 was not                                                                                                                                                                                                        -
                                                                                              QM (APOR)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and      Federal Compliance - (Missing Data) Last Rate Set Date: initial Rate Lock Date not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.                                    Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Percent Fee Tolerance exceeded for Title without cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Tax Certificate Fee.  Fee Amount of $7.50 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75204)
243338096 XXX       $XXX      CA    11/XX/2021 5/XX/2021    Primary    Refinance Cash-out -   Safe Harbor  2        B        B        B        B                                                 [3] Guideline Issue - Aged document: Primary Valuation is older than guidelines permit:  The appraisal is more than 120 days prior to note date.                                                                                                                                                   2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing initial signed and                                                                                                                                                                                                  -
                                                                       Other                  QM (43-Q)                                                                                          Valuation Type: Appraisal / Valuation Report Date: 06/XX/2021                            Missing hazard insurance policy.                                                                                                                                                                                                                                                                                                                                   dated 1003.
                                                                                                                                                                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided
243653874 XXX       $XXX      CA    9/XX/2021  5/XX/2021    Primary    Refinance Cash-out -   Non QM       3        C        C        C        C                                                                                                                                                                                                                                                                                                                                                    3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Loan designation failure is due to DTI                                                                                                                                                                                                          TILA ATR/QM
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan       exceeding 43%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Designation of Non QM.                                                                       Federal Compliance - QM DTI: LP in file reflects a DTI of 47% and a loan designation of Safe Harbor QM,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income  which has a maximum DTI of 43%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase,      Application / Processing - Missing Document: Missing Lender's Initial 1003: The file is missing a copy
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                guarantee or insurance by the appropriate agency.                                            of the initial 1003 Loan Application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - QM Employment History - Current and/or Previous Employment          Date Info: The file does not contain verification of 2 year employment history.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Dates to verify two years employment history for current and/or prior employment.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (XXX/XXX/11677316)
243327348 XXX       $XXX      IL    8/XX/2021  5/XX/2021    Primary    Refinance Cash-out -   Non QM       3        C        C        C        C                                                                                                                                                                                                                                                                                                                                                    3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Loan was AUS approved with an AUS of 48% and is                                                                                                                                                                                                 TILA ATR/QM
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan       waterfalling to a Due Diligence Loan Designation of Non-QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Designation of Non QM.                                                                       Federal Compliance - QM DTI: Loan was AUS approved with an AUS of 48% and is waterfalling to a Due
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income  Diligence Loan Designation of Non-QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase,      Application / Processing - Missing Document: Missing Lender's Initial 1003: File is missing a copy of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                guarantee or insurance by the appropriate agency.                                            the Lenders initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: No evidence in the Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   files that the Initial cd dated 08/XX/2021 was provided to the Borrowers at least 3 business days to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     Closing on 08/XX/2021.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/08/XX/2021)
243653026 XXX       $XXX      NY    10/XX/2021 5/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                             3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         State Compliance - New York Late Charge Percent Testing: Note late charge percent of 5% exceeds the                                                                                                                                                                                                     TILA ATR/QM
                                                                                                                                                                                                 [3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not                                                                                                                                                                                                                                                                             Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. state maximum of 2%.
                                                                                                                                                                                                 provided                                                                                                                                                                                                                                                                                                                                                       Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: The file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late was missing a copy of the executed Affiliated Business Arrangement Disclosure or proof of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  borrower's electronic receipt of the disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement     Insurance Binder Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure to borrower.                                                                      fee, nor evidence of cure.  Provide a post-close CD disclosing the tolerance cure to include $7.76, a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  disclosing the changes made.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Insurance Binder Fee.  Fee Amount of $7.76 exceeds tolerance of $0.00.  Insufficient or no   Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                cure was provided to the borrower. (7566)                                                    Subordination Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       nor evidence of cure.  Provide a post-close CD disclosing the tolerance cure to include $250.00, a copy
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for          of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Subordination Fee.  Fee Amount of $250.00 exceeds tolerance of $0.00.  Insufficient or no    disclosing the changes made.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                cure was provided to the borrower. (7559)
243263976 XXX       $XXX      NY    9/XX/2021  6/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] General - Missing Document: COVID-19 Attestation not provided                                                                                                                                                                                                                                  3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Originator Loan Designation not provided.           SELLER - GENERAL COMMENT (2022/XX/08): ATR adequately supported.  Compensating  GENERAL COMMENT (2022/XX/08): ATR adequately supported.  Compensating factors  1-                               TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Federal Compliance - ARM Disclosure Status Test: ARM loan program disclosure not provided to the        factors  1- Refinance to reduce rate 2- Decreasing housing expense  3-  Strong  Refinance to reduce rate 2- Decreasing housing expense  3-  Strong Reserves  4-
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    borrower.                                                                                               Reserves  4-  History of satisfactorily maintaining similar level of housing    History of satisfactorily maintaining similar level of housing and/or debt  5- Good
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan  Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet not provided to the borrower.       and/or debt  5- Good credit and mortgage history  6- Conservative use of        credit and mortgage history  6- Conservative use of consumer credit  --  UW Decision
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                program disclosure not provided to the borrower.                                             State Compliance - New York Late Charge Percent Testing: Note late charge percent of 5% exceeds the     consumer credit  --  UW Decision summary shows this loan is a QM pass and ATR   summary shows this loan is a QM pass and ATR yes
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:      state maximum of 2%.                                                                                    yes
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10%         REVIEWER - GENERAL COMMENT (2022/XX/15): Exception remains.  Designation ATR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late tolerance was exceeded by $382.50.  No valid COC provided, nor evidence of cure in file. Provide a      Risk
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  post-close CD disclosing the tolerance cure to include $382.50, a copy of refund check, proof of        REVIEWER - GENERAL COMMENT (2022/XX/19): EXCEPTION HISTORY - Exception Detail
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure       delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.     was updated on 12/XX/2022 PRIOR Exception Detail: Ability to Repay / Qualified
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement     Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan       Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure to borrower.                                                                      Discount Points Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this     tested as Non-QM.  Due Diligence Loan Designation is ATR Risk.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs fee, nor evidence of cure.  Provide a post-close CD disclosing the tolerance cure to include $910.00, a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of   copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Estimated Property Costs over Year 1 of 11,060.64 on Final Closing Disclosure provided on    disclosing the changes made.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                09/XX/2021 not accurate. (Final/09/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,515.50 exceeds tolerance of $1,030.00 plus 10% or $1,133.00.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Discount Points.  Fee Amount of $910.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
243040990 XXX       $XXX      TX    9/XX/2021  6/XX/2021    Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified                                                                                                                 REVIEWER - CURED COMMENT (2022/XX/10): Sufficient Cure Provided At Closing                                                                                                                      TILA ATR/QM
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.                                                                                                         REVIEWER - CURED COMMENT (2022/XX/10): Sufficient Cure Provided At Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                                                                                                                            REVIEWER - CURED COMMENT (2022/XX/10): Sufficient Cure Provided At Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Security Instrument included Cross
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Collateralization): Texas Constitution Section 50(a)(6):  Unable to determine if there is cross collateralization due to missing documentation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Note Contains Satisfaction Fee):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Texas Constitution Section 50(a)(6):  Unable to determine if the borrower was charged to provide a satisfied note due to missing documentation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Incorrectly Disclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure provided on 09/XX/2021 disclosed N/A as Escrowed Property Costs over Year 1.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Final/09/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Non-Escrowed Property Costs Year 1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Incorrectly Disclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure provided on 09/XX/2021 disclosed N/A as Non-Escrowed Property Costs over Year 1.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Final/09/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,914.40 exceeds tolerance of $2,641.00 plus 10% or $2,905.10.  Sufficient or excess cure was provided to the borrower at Closing. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Deed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Preparation Fee.  Fee Amount of $100.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower at Closing. (75237)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $1,370.00 exceeds tolerance of $667.00.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
243973569 XXX       $XXX      NY    10/XX/2021 6/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, NY Insurance        Tax and insurance verification for XXX not provided.                                                                                                                                                      3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.                                                                                                                                                                                                          TILA ATR/QM
                                                                                                                                                                                                 Verification, Tax Verification                                                                                                                                                                                                                                                                                                                                 Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. State Compliance - New York Late Charge Percent Testing: Late charge of 5% exceeds maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               October 2018 Test: The Final CD disclosed the Amount of Total Property Cost over year 1 as $ 9,357.96
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late in page 4:  Monthly Taxes and Insurance total are $779.83 per page 1 of Final CD. $9,357.96  per year.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs tolerance was exceeded by $748.00. Insufficient or no cure provided at close.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Estimated Property Costs over Year 1 of 9,357.96 on Final Closing Disclosure provided on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                10/XX/2021 not accurate. (Final/10/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,725.00 exceeds tolerance of $680.00 plus 10% or $748.00.  Insufficient or no cure was provided to the borrower. (0)
243507384 XXX       $XXX      LA    7/XX/2021  6/XX/2021    Primary    Purchase               Temporary    2        B        B        B        B                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, LA Statement        File is missing Mortgage Statement for REO located at XXX, LA                                                                                                                                             2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: File is missing signed and                                                                                                                                                                                                  -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        dated initial 1003.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: A valid COC
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         of $2,260.25 exceeds tolerance of $1,215.00 plus 10% or $1,336.50.  Insufficient or no cure  or sufficient cure was not provided in the loan file was provided to the borrower. (0)
243138022 XXX       $XXX      FL    12/XX/2021 6/XX/2021    Primary    Refinance Cash-out -   Non QM       3        C        C        C        C                                                 [3] Guideline Issue - Aged document: Primary Valuation is older than guidelines permit:  Valuation effective date or Report date is more than 120 days prior to the Note                                                                                                                           3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Loan designation of Safe Harbor QM does not     SELLER - GENERAL COMMENT (2022/XX/07): Disagree: Over tolerance credit in the   GENERAL COMMENT (2022/XX/07): Disagree: Over tolerance credit in the amount of $437.44                          TILA ATR/QM
                                                                       Other                                                                                                                     Valuation Type: Appraisal / Valuation Report Date: 07/XX/2021                            Date.                                                                                                                                                                                                                                                                 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan       match the loan designation of Non QM due to the employment history requirement not being met.           amount of $437.44 is present within section J on the post Closing Disclosure.   is present within section J on the post Closing Disclosure. Credit for increase in
                                                                                                                                                                                                 [3] Guideline Issue - Borrower has been on current job less than 2 years, and prior      Final 1003 was not signed.                                                                                                                                                                                                                                            Designation of Non QM.                                                                       Federal Compliance - QM Employment History: Complete 2 year employment history was not documented as    Credit for increase in closing costs above legal limit cures the $118.89        closing costs above legal limit cures the $118.89 unacceptable increase in the ten
                                                                                                                                                                                                 employment history was not documented as required.: Borrower: XXX // Employment Type:    Insurance coverage shortfall is $XXX.  Replacement cost estimator was not located                                                                                                                                                                                     [3] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014):        required per Appendix Q.                                                                                unacceptable increase in the ten percent fees. No further corrective action     percent fees. No further corrective action required.
                                                                                                                                                                                                 Employment / Income Type: Wages / Start Date: 03/XX/2020                                 in the file.                                                                                                                                                                                                                                                          Employment history requirement not met. (XXX/XXX/11677327)                                   Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10%         required.
                                                                                                                                                                                                 [3] General - Incomplete Document: 1003 Final is incomplete                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        tolerance was exceeded due to increase of recording fee.  No valid COC provided, nor evidence of cure   REVIEWER - GENERAL COMMENT (2022/XX/08): SitusAMC on Initial LE Title -Lender   GENERAL COMMENT (2022/XX/07): Disagree: Final lender credit of -$874.88 is greater
                                                                                                                                                                                                 [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is                                                                                                                                                                                                                                                                            Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount in file. Provide a post-close CD disclosing the tolerance cure, a copy of refund check, proof of        title fee $330, Title- settlement/closing fee of $400 and Recording fee $138.   than the binding lender credit of $0. This is not a testing defect so no corrective
                                                                                                                                                                                                 insufficient.                                                                                                                                                                                                                                                                                                                                                  of $1,408.19 exceeds tolerance of $868.00 plus 10% or $954.80.  Insufficient or no cure was  delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.     The Total of 10% Tolerance fee on LE is $868+10% ($86.80)=$954.80. whereas on   action is required.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided to the borrower. (0)                                                                                                                                                                        Final CD Title-Lender title fee $220.17, Title- Settlement/closing fee of $400,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Title - Document Preparation fee of $175, Title - Endorsement fee of $47.02     GENERAL COMMENT (2022/XX/16): Agree: Ten percent aggregate baseline includes Recording
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     ,Title- Abstract/ Title Search Fee $125 and Recording fee $441. On Final CD     Fees and Title Services Fees disclosed in section C of the Initial LE. Aggregate 10%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     total of 10% Tolerance is $1408.19. Total cure of $453. 39 required for 10%     fees on the initial LE were disclosed in the amount of $998.00. Aggregate 10% fees on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     however total cure provided on CD is $ 437.44 out of which $220 is for          the Final CD were charged at consummation in the amount of $1,408.19. Ten percent fees
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Appraisal Fee. Please provide additional cure of $235.95 along with Post close  increased outside of tolerance by $310.39; however total cure provided on CD is $
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     CD, LOE, proof of mailing and Copy of check.                                    437.44 out of which $220 is for Appraisal Fee. Refund amount of 92.95 required. PCCD,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     SELLER - GENERAL COMMENT (2022/XX/16): Agree: Ten percent aggregate baseline    Refund check, letter of explanation and proof of mailing required to remedy.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     includes Recording Fees and Title Services Fees disclosed in section C of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Initial LE. Aggregate 10% fees on the initial LE were disclosed in the amount   GENERAL COMMENT (2022/XX/16): Disagree: LE#001 disclosed the Lender Credit as $0.00.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     of $998.00. Aggregate 10% fees on the Final CD were charged at consummation in  Final CD#017 issued 12/XX/2021 disclosed a Lender Credit of $437.44 in section J;
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     the amount of $1,408.19. Ten percent fees increased outside of tolerance by     however, $437.44 was for the increase in closing cost above legal limit (Over
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     $310.39; however total cure provided on CD is $ 437.44 out of which $220 is for Tolerance Cure). No lender credit present on the final CD. This is not a testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Appraisal Fee. Refund amount of 92.95 required. PCCD, Refund check, letter of   defect so no corrective action is required.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     explanation and proof of mailing required to remedy.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     REVIEWER - GENERAL COMMENT (2022/XX/19): Lender states the baseline should be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     $998 vs SitusAMC calculated amount of $868. Lender has included the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     'Title-Courier fee' & 'Title-Mobile Notary fee(s)' in the 10% baseline.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     However, these fees were not charged to the borrower on the Final CD. A creditor should compare the sum of the charges actually paid by or imposed on the consumer with the sum of the estimated charges on the Loan Estimate that are actually performed. Provide a Corrected CD disclosing the remaining tolerance cure of $235.95, a copy of the refund check, Proof of mailing, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
243332590 XXX       $XXX      MD    8/XX/2021  6/XX/2021    Primary    Refinance Rate/Term    Safe Harbor  2        B        B        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                             2           B           B           B           B           [2] State Compliance - Maryland Mortgage Lending Regulations (Disclosure of Taxes and        Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: ESCROW has been                                                                                                                                                                                                   -
                                                                                              QM (APOR)                                                                                          [3] General - Missing Document: Stated not provided                                                                                                                                                                                                                                                                                                            Insurance Not Provided): Maryland Mortgage Lending Regulations: Borrower did not receive     captured accurately
                                                                                                                                                                                                 [3] Guideline Issue - Refi Purpose reflects Rate/Term and cash out greater than the                                                                                                                                                                                                                                                                            disclosure on responsibility for payment of taxes and insurance.                             Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason: ESCROW has been
                                                                                                                                                                                                 lesser of 2% of the loan amount or $2000.: Cash to Borrower:  $1,926.89; Total Cash Out:                                                                                                                                                                                                                                                                       [2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet captured accurately
                                                                                                                                                                                                 $1,926.89;  Refi Purpose:  Rate/Term                                                                                                                                                                                                                                                                                                                           Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not     Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided to borrower.                                                                        Fee Tolerance exceeded
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate, if applicable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided on 08/XX/2021 incorrectly disclosed whether Homeowners Insurance is included in escrow. (Final/08/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                08/XX/2021 incorrectly disclosed whether property taxes are included in escrow.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Final/08/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                08/XX/2021 incorrectly disclosed whether the loan will have an escrow account.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Final/08/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,379.00 exceeds tolerance of $915.00 plus 10% or $1,006.50.  Insufficient or no cure was provided to the borrower. (0)
243752665 XXX       $XXX      NY    7/XX/2021  6/XX/2021    Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                             3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Originator Loan Designation not provided                                                                                                                                                                                                            TILA ATR/QM
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Federal Compliance - (Missing Data) Last Rate Set Date: not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
243338848 XXX       $XXX      NY    8/XX/2021  6/XX/2021    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                   The file is missing a copy of the hazard insuarnce policy                                                                                                                                                 2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               State Compliance - New York Late Charge Percent Testing: Total fees financed by lender exceed permitted                                                                                                                                                                                                 -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late threshold.  Late charge exceeds New York Late Charge max of 2% of amount past due and/or grace period
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       charge percent of 5.00000% exceeds the state maximum of 2%.                                  of 15 days.
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Rate lock
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate     fee amount of $384.00 exceeds the tolerance fee amount of $0.00. No cure was provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lock Fee.  Fee Amount of $384.38 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7335)
243470589 XXX       $XXX      MA    8/XX/2021  6/XX/2021    Primary    Refinance Rate/Term    Safe Harbor  3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Loan is AUS Approved with a Loan Designation of                                                                                                                                                                                                 TILA ATR/QM
                                                                                              QM (43-Q)                                                                                                                                                                                                                                                                                                                                                                                                                                                         2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    Temporary SHQM but due to not being eligible under the GSE requirements the loan is waterfalling to a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation of Safe Harbor QM (43-Q).                                     Loan Designation of Safe Harbor QM (43-Q).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan  Federal Compliance - ARM Disclosure Status Test: No evidence of ARM loan program disclosure not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                program disclosure not provided to the borrower.                                             provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:      Federal Compliance - CHARM Booklet Disclosure Status: Consumer Handbook on Adjustable Rate Mortgages
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. was not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Late Charge Percent Testing: Massachusetts Late Charge: State Compliance - Massachusetts Late Charge Percent Testing: Note late charge percent of 5% exceeds
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Note late charge percent of 5.00000% exceeds the state maximum of 3%.                        the state maximum of 3% as per regulations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: No cure was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount provided to the borrower at closng. No valid change of circumstance in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                of $1,330.00 exceeds tolerance of $880.00 plus 10% or $968.00.  Insufficient or no cure was provided to the borrower. (0)
243240630 XXX       $XXX      NY    10/XX/2021 6/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                             3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.                                                                                                                                                                                                          TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
243955032 XXX       $XXX      HI    9/XX/2021  6/XX/2021    Second     Refinance Rate/Term    Safe Harbor  2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Lender Credit Tolerance Violation: Lender Credit decreased from -$544.00 to                                                                                                                                                                                                   -
                                                            Home                              QM (APOR)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated       -$537.50 on the Final CD.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Sufficient
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $-537.50  is less than amount of binding Lender Credit previously disclosed in the amount of cure was not provided to the borrower at closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $-544.00. (9300)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Deed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Preparation Fee.  Fee Amount of $40.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75237)
243966509 XXX       $XXX      FL    8/XX/2021  6/XX/2021    Primary    Refinance Cash-out -   Non QM       3        C        C        C        C                                                 [3] Income Documentation - Income Docs Missing:: Borrower: XXX 1099 (2020)               A 1009 has been provided, however the tax year is required, and appears to be cut                                                                                                                         3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: e: Loan is AUS Approved with a Loan Designation                                                                                                                                                                                                 TILA ATR/QM
                                                                       Other                                                                                                                                                                                                              off at the top of the document.                                                                                                                                                                                                                                       2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    of Temporary SHQM but due to not being eligible under the GSE requirements (application date is on or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation of Non QM.                                                    after 7.1.21 or loan was purchased/securitized after 8.31.21) the loan is waterfalling to a Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014):      Designation of Non QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Points and Fees on subject loan of 3.77922% is in excess of the allowable maximum of         Federal Compliance - QM Points and Fees 2021: The lender charged the borrower $XXX which includes
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total     $7,968.75 origination fee, $1,225.00 processing fee and $80.00 tax service fee. The max allowed charged
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .77922%).          is 3% of the loan amount $XXX. Borrower is owed the difference of $XXX. No evidence has been provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               of a refund to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The initial CD was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     disclosed to the borrower on 08/XX/2021 5 days prior to the closing date 08/XX/2021. No waiver was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/08/XX/2021)                                         found in the file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: On the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  initial LE dated 08/XX/2021, the borrower was disclosed a $17 credit report fee. There was no
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Endorsement Fee.  Fee Amount of $160.00 exceeds tolerance of $0.00.  Insufficient or no cure disclosure for a title endorsement fee. On the final CD dated 08/XX/2021, there was a $17.12 credit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                was provided to the borrower. (7564)                                                         report fee and  $160.00 title endorsement fee. The borrower is owed a refund of $160.12.
243830608 XXX       $XXX      MN    8/XX/2021  6/XX/2021    Primary    Refinance Rate/Term    Safe Harbor  3        C        C        B        B                                                 [3] Asset Documentation - Asset documentation requirements not met.                      File is missing sufficient assets to cover funds to close                                                                                                                                                 3           C           C           B           B           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Failure due to missing sufficient bank          REVIEWER - CURED COMMENT (2022/XX/11): Sufficient Cure Provided At Closing                                                                                                                      TILA ATR/QM
                                                                                              QM (43-Q)                                                                                          [3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Qualifying asset balance    File is missing sufficient asset statements to cover the funds to close and the                                                                                                                                                                                       2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    statements to cover funds to close as required by AUS.                                                  REVIEWER - CURED COMMENT (2022/XX/11): Sufficient Cure Provided At Closing
                                                                                                                                                                                                 discrepancy.: Calculated qualifying asset balance of $1,441.63 is less than AUS          AUS requirement.                                                                                                                                                                                                                                                      Due Diligence Loan Designation of Safe Harbor QM (43-Q).                                     Application / Processing - Missing Document: Missing Lender's Initial 1003: File was missing the
                                                                                                                                                                                                 qualifying asset balance of $3,301.96.                                                   File is missing sufficient asset statements to cover the funds to close and the                                                                                                                                                                                       [2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act  Initial Loan application
                                                                                                                                                                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    AUS requirements.                                                                                                                                                                                                                                                     (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer
                                                                                                                                                                                                 were not met                                                                             File was missing a document of the Hazard Insurance Policy                                                                                                                                                                                                            Licensing Act: File does not contain evidence that analysis of borrower's ability to repay
                                                                                                                                                                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                                                                                         was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and max balance, if applicable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transfer Tax.  Fee Amount of $545.20 exceeds tolerance of $526.00.  Sufficient or excess cure was provided to the borrower at Closing. (8304)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Subordination Fee.  Fee Amount of $250.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower at Closing. (7559)
243546617 XXX       $XXX      NY    8/XX/2021  6/XX/2021    Primary    Refinance Rate/Term    Safe Harbor  2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late State Compliance - New York Late Charge Percent Testing: Note late charge percent of 5.00000% exceeds                                                                                                                                                                                                   -
                                                                                              QM (43-Q)                                                                                                                                                                                                                                                                                                                                                                                                                                                         charge percent of 5.00000% exceeds the state maximum of 2%.                                  the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   Federal Compliance - (Missing Data) Last Rate Set Date: Missing rate lock information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and      Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.                                    The 1008 reflects monthly homeowner's insurance of $132.23 with supplemental insurance monthly of $58.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October The HO-6 policyin file reflects monthly payment of $58.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Property Costs over Year 1 of 26,618.49 on Final Closing Disclosure provided on 08/XX/2021 not accurate. (Final/08/XX/2021)
243705177 XXX       $XXX      NY    9/XX/2021  6/XX/2021    Primary    Refinance Rate/Term    Safe Harbor  3        C        C        B        B                                                 [3] General - Missing Document: COVID-19 Attestation not provided                                                                                                                                                                                                                                  3           C           C           B           B           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Loan is AUS Approved with a Loan Designation of REVIEWER - CURED COMMENT (2022/XX/11): Sufficient Cure Provided At Closing                                                                                                                      TILA ATR/QM
                                                                                              QM (43-Q)                                                                                                                                                                                                                                                                                                                                                                                                                                                         2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    Temporary SHQM but due to not being eligible under the GSE requirements the loan is waterfalling to a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation of Safe Harbor QM (43-Q).                                     Loan Designation of Safe Harbor QM (43-Q).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               State Compliance - New York Late Charge Percent Testing: Late charge of 5% exceeds maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late Federal Compliance - (Missing Data) Last Rate Set Date: Rate Lock not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   Received Date: Loan Estimate provided after the date the Closing Disclosure was provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and      Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.                                    Received Date: Loan Estimate provided after the date the Closing Disclosure was provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided on or after the date the Closing Disclosure was provided. (The Revised Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Estimate was received on or after the Closing Disclosure.) (Interim/08/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided on or after the date the Closing Disclosure was provided. (The Revised Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Estimate was received on or after the Closing Disclosure.) (Initial/06/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $220.00 exceeds tolerance of $80.00 plus 10% or $88.00.  Sufficient or excess cure was provided to the borrower at Closing. (0)
243261245 XXX       $XXX      FL    8/XX/2021  6/XX/2021    Investment Purchase               N/A          2        B        B        B        B                                                 [3] General - Missing Document: 1007 Rent Comparison Schedule not provided                                                                                                  SELLER - GENERAL                                                                                                       2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                       GENERAL COMMENT (2022/XX/05): Cert Attached                                                                     -
                                                                                                                                                                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                    COMMENT
                                                                                                                                                                                                 provided                                                                                                                                                                    (2022/XX/05): Cert
                                                                                                                                                                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, FL Insurance                                                                                           Attached
                                                                                                                                                                                                 Verification, Statement, Tax Verification                                                                                                                                   REVIEWER - GENERAL
                                                                                                                                                                                                                                                                                                                                                                             COMMENT
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/06): The MI
                                                                                                                                                                                                                                                                                                                                                                             certificate was
                                                                                                                                                                                                                                                                                                                                                                             provided evidencing
                                                                                                                                                                                                                                                                                                                                                                             MI insurance is in
                                                                                                                                                                                                                                                                                                                                                                             place at origination
                                                                                                                                                                                                                                                                                                                                                                             however the monthly
                                                                                                                                                                                                                                                                                                                                                                             premium is not
                                                                                                                                                                                                                                                                                                                                                                             outlined on the
                                                                                                                                                                                                                                                                                                                                                                             certificate. The
                                                                                                                                                                                                                                                                                                                                                                             premium amount
                                                                                                                                                                                                                                                                                                                                                                             appears on the first
                                                                                                                                                                                                                                                                                                                                                                             payment letter, 1008
                                                                                                                                                                                                                                                                                                                                                                             and/or CD and
                                                                                                                                                                                                                                                                                                                                                                             matches the amount
                                                                                                                                                                                                                                                                                                                                                                             calculated from the
                                                                                                                                                                                                                                                                                                                                                                             rates on the
                                                                                                                                                                                                                                                                                                                                                                             certificate.
243217737 XXX       $XXX      IL    8/XX/2021  6/XX/2021    Primary    Purchase               Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Unable to determine Loan Designation based on       REVIEWER - CURED COMMENT (2022/XX/11): Sufficient Cure Provided At Closing                                                                                                                      TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. documents on file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations   Within 3 Business Days of Application: Homeownership counseling list date matches document on file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: Date on ECOA matches document on file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                List of Homeownership Counseling Organizations not provided to applicant within three (3)    Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days of application.                                                                Costs over Year 1: Non-Escrowed Property Costs over Year 1 on Final Closing Disclosure reflects a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not       monthly HOA dues payment of $189 while the appraisal shows a monthly HOA dues payment of $190.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                evidence the consumer was provided with the right to receive a copy of the Appraisal         Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure within 3 days of the loan application date.                                       provided 3 days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of            Federal Compliance - TRID Loan Estimate Timing: Loan Estimate not delivered within 3 business days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan             application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 2,268.00 on Final Closing  Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure provided on 08/XX/2021 not accurate. (Final/08/XX/2021)                           Sufficient Cure Provided for Tolerance Violation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/08/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/06/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $3,243.00 exceeds tolerance of $2,173.00 plus 10% or $2,390.30.  Sufficient or excess cure was provided to the borrower at Closing. (0)
243031864 XXX       $XXX      CA    9/XX/2021  6/XX/2021    Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                   Missing the hazard insurance policy                                                                                                                                                                       3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - TRID Lender Credit Tolerance Violation: Lender Credit was last disclosed as                                                                                                                                                                                                        TILA ATR/QM
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. $-486.00 on LE but disclosed as $0.00 on Final Closing Disclosure.  File does not contain a valid COC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    for this fee, nor evidence of cure in file.   Provide a post-close CD disclosing the tolerance cure to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated       include $5.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 to the borrower disclosing the changes made.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                is less than amount of binding Lender Credit previously disclosed in the amount of $-486.00. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Rate Lock
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (9300)                                                                                       Fee was last disclosed as $0.00 on LE but disclosed as $485.86 on Final Closing Disclosure.  File does
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       not contain a valid COC for this fee, nor evidence of cure in file.   Provide a post-close CD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate     disclosing the tolerance cure to include $5.00, a copy of refund check, proof of delivery, and a copy
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lock Fee.  Fee Amount of $485.86 exceeds tolerance of $0.00.  Insufficient or no cure was    of the letter of explanation sent to the borrower disclosing the changes made.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided to the borrower. (7335)
243780714 XXX       $XXX      FL    8/XX/2021  6/XX/2021    Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Lender Credit Tolerance Violation: Final Lender Credit of $0.00 is less than                                                                                                                                                                                                  -
                                                                       Other                  SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated       amount of binding Lender Credit previously disclosed in the amount of $-85.00.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         is less than amount of binding Lender Credit previously disclosed in the amount of $-85.00.  Tax Fee Amount of $511.50 disclosed on Final CD but disclosed as $374.00 on LE. Insufficient or no cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (9300)                                                                                       was provided to the borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Tax.  Fee Amount of $511.50 exceeds tolerance of $374.00.  Insufficient or no cure was provided to the borrower. (8304)
243884020 XXX       $XXX      TX    10/XX/2021 6/XX/2021    Primary    Purchase               Non QM       3        C        C        B        B                                                 [3] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial                                                                                                                                                                                                             3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided                                                                                                                                                                                                     TILA ATR/QM
                                                                                                                                                                                                 Institution: XXX // Account Type: Checking / Account Number: XXXX                                                                                                                                                                                                                                                                                              Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Within 3 Business Days of Application: List of Homeownership Counseling Organizations not provided to
                                                                                                                                                                                                 [3] AUS Discrepancy / Guidelines Discrepancy - Payment Shock exceeds credit guidelines.:                                                                                                                                                                                                                                                                       Due Diligence Loan Designation is Non QM.                                                    applicant within time frame of application.
                                                                                                                                                                                                 Payment Shock: 493.74381%                                                                                                                                                                                                                                                                                                                                      [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: Right to receive a copy of the Appraisal
                                                                                                                                                                                                 [3] General Appraisal Requirements - Primary Appraisal was completed after the final                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations   Disclosure not provided within time frame of the loan application date.
                                                                                                                                                                                                 loan approval.: Valuation Type: Appraisal / Valuation Report Date: 10/XX/2021                                                                                                                                                                                                                                                                                  Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): Federal Compliance - TRID Loan Estimate Timing: Loan Estimate not delivered or placed in the mail to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                List of Homeownership Counseling Organizations not provided to applicant within three (3)    borrower's within time frame of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure within 3 days of the loan application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/XX/20/2021)
243695857 XXX       $XXX      ID    8/XX/2021  6/XX/2021    Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                   Hazard policy not found                                                                                                                                                                                   2           B           B           B           B           [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial                                                                                                                                                                                                                                                                                                           -
                                                                       Other                  SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Transaction Date used to determine rate used for testing.
                                                                                              Eligible)
243928585 XXX       $XXX      TX    8/XX/2021  6/XX/2021    Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                    [3] Appraisal    Provide                        3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: UTD loan designation per clients guidance.                                                                                                                                                                                                          TILA ATR/QM
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                        Data Integrity - appraiser's                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Missing evidence of earlier
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Appraiser's      license that                                                                               Due Diligence Loan Designation is Non QM.                                                    borrower receipt.
                                                                                                                                                                                                                                                                                                                                                                                                                                                    license or       was active at                                                                              [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Rate lock
                                                                                                                                                                                                                                                                                                                                                                                                                                                    certification    time of                                                                                    Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     fee was last disclosed as $1,841.00  on LE but disclosed as $2,051.00 on Final Closing Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                    was not active   inspection.                                                                                business days prior to closing. (Initial/08/XX/2021)                                         without a valid COC, no cure provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                    at the time of                                                                                              [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                    the appraisal.:                                                                                             Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Valuation Type:                                                                                             Lock Fee.  Fee Amount of $2,051.00 exceeds tolerance of $1,841.00.  Insufficient or no cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Appraisal /                                                                                                 was provided to the borrower. (7335)
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Valuation Report
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date: 07/XX/2021
243021677 XXX       $XXX      IL    9/XX/2021  6/XX/2021    Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                 [3] Lien - Missing evidence of lien position on Other Financing.: Lien Position: 2                                                                                                                                                                 [3] Appraisal    The appraisers                 3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.                                                                                                                                                                                                          TILA ATR/QM
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                        Data Integrity - license did not                                                                            Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided:
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Appraiser's      provide an                                                                                 Due Diligence Loan Designation is Non QM.                                                    Insufficient cure provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                    license or       effective date,                                                                            [2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided:
                                                                                                                                                                                                                                                                                                                                                                                                                                                    certification    only an                                                                                    2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated       Insufficient cure provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                    was not active   expiration date                                                                            Property Costs over Year 1 of 13,861.89 on Final Closing Disclosure provided on 09/XX/2021   Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided:
                                                                                                                                                                                                                                                                                                                                                                                                                                                    at the time of                                                                                              not accurate. (Final/09/XX/2021)                                                             Insufficient cure provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                    the appraisal.:                                                                                             [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided:
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Valuation Type:                                                                                             Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount Insufficient cure provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Appraisal /                                                                                                 of $130.00 exceeds tolerance of $118.00 plus 10% or $129.80.  Insufficient or no cure was
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Valuation Report                                                                                            provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date: 07/XX/2021                                                                                            [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lender's Title Insurance.  Fee Amount of $350.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7567)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Closing Protection Letter Fee.  Fee Amount of $75.00 exceeds tolerance of $0.00.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Insufficient or no cure was provided to the borrower. (7562)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Settlement / Closing / Escrow Fee.  Fee Amount of $150.00 exceeds tolerance of $0.00.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Insufficient or no cure was provided to the borrower. (7561)
243834677 XXX       $XXX      OH    10/XX/2021 6/XX/2021    Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                             3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.                                                                                                                                                                                                          TILA ATR/QM
                                                                       Other                                                                                                                     [3] Income Documentation - REO Documents are missing.: Address: XXX, OH Insurance                                                                                                                                                                                                                                                                              Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.
                                                                                                                                                                                                 Verification                                                                                                                                                                                                                                                                                                                                                   Due Diligence Loan Designation is Non QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Signed at Closing): Ohio Consumer Sales Practices Act:  Right Not To Close Disclosure not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                properly executed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided): Unable to determine if borrower was provided Right Not To Close Disclosure due to missing information.
243130938 XXX       $XXX      CA    7/XX/2021  7/XX/2021    Primary    Purchase               Safe Harbor  3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.          SELLER - GENERAL COMMENT (2022/XX/07): XXX decisoin cert attached. Loan meets   GENERAL COMMENT (2022/XX/07): XXX decisoin cert attached. Loan meets ATR: 64.758% LTV,                          TILA ATR/QM
                                                                                              QM (APOR)                                                                                                                                                                                                                                                                                                                                                                                                                                                         Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: CD not provided to          ATR: 64.758% LTV, DTI 37.931. good disposable income of $8681.09 per month      DTI 37.931. good disposable income of $8681.09 per month
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Borrowers at least three 3 business days prior to closing.                                              REVIEWER - GENERAL COMMENT (2022/XX/13): EXCEPTION HISTORY - Exception Detail
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: 10% was updated on 12/XX/2022 PRIOR Exception Detail: Ability to Repay / Qualified
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   tolerance was exceeded by $300.40 due to increase of recording fee.  No valid COC provided, nor         Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $300.40, a   tested as Non-QM.  Due Diligence Loan Designation is ATR Fail.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/07/XX/2021)                                         copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower   REVIEWER - GENERAL COMMENT (2022/XX/20): Restated the Designation to Safe
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided  disclosing the changes made.                                                                            Harbor QM (APOR) from the approval in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total                                                                                                              REVIEWER - CURED COMMENT (2022/XX/11): Sufficient Cure Provided At Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                amount of $450.00 exceeds tolerance of $136.00 plus 10% or $149.60.  Sufficient or excess cure was provided to the borrower at Closing. (0)
243538991 XXX       $XXX      TX    10/XX/2021 6/XX/2021    Primary    Refinance Rate/Term    Safe Harbor  2        B        B        B        B                                                 [3] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA   Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Unable to determine                                                                                                                                                                                                   -
                                                                                              QM (APOR)                                                                                          Institution: XXX // Account Type: Checking / Account Number: XXXX, Financial                                                                                                                                                                                                                                                                                   Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date compliance with appraisal timing requirements.
                                                                                                                                                                                                 Institution: XXX // Account Type: Funds from Business Account / Account Number: XXXX,                                                                                                                                                                                                                                                                          when valuation was performed.  Unable to determine compliance with appraisal timing          Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing:
                                                                                                                                                                                                 Financial Institution: XXX // Account Type: Individual Retirement Account (IRA) /                                                                                                                                                                                                                                                                              requirements. (Type:Primary/08/XX/2021)                                                      Unable to determine compliance with appraisal timing requirements.
                                                                                                                                                                                                 Account Number: XXXX                                                                                                                                                                                                                                                                                                                                           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: CD not provided to
                                                                                                                                                                                                 [3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not                                                                                                                                                                                                                                                                             [2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October Borrower(s) at least three (3) business days prior to closing.
                                                                                                                                                                                                 provided                                                                                                                                                                                                                                                                                                                                                       2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal
                                                                                                                                                                                                 [3] Lien - Missing evidence of lien position on Other Financing.: Lien Position: 2                                                                                                                                                                                                                                                                             Property Costs over Year 1 of 11,755.69 on Final Closing Disclosure provided on 10/XX/2021   Fee was  last disclosed as $716.00 on LE but disclosed as $2670.00 on Final Closing Disclosure.  File
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                not accurate. (Final/10/XX/2021)                                                             does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a post-close CD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   disclosing the tolerance cure to include $1954, a copy of refund check, proof of delivery, and a copy
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     of the letter of explanation sent to the borrower disclosing the changes made.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/10/XX/2021)                                         Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Rate Lock
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Fee was  last disclosed as $0.00 on LE but disclosed as $305.00 on Final Closing Disclosure.  File does
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for          not contain a valid COC for this fee, nor evidence of cure in file.   Provide a post-close CD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $2,670.00 exceeds tolerance of $716.00.  Insufficient or no    disclosing the tolerance cure to include $305, a copy of refund check, proof of delivery, and a copy of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                cure was provided to the borrower. (7506)                                                    the letter of explanation sent to the borrower disclosing the changes made.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate     Discount Points was  last disclosed as $4323 on LE but disclosed as $5185 on Final Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lock Fee.  Fee Amount of $305.00 exceeds tolerance of $0.00.  Insufficient or no cure was    File does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a post-close CD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided to the borrower. (7335)                                                             disclosing the tolerance cure to include $862, a copy of refund check, proof of delivery, and a copy of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       the letter of explanation sent to the borrower disclosing the changes made.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Discount Points.  Fee Amount of $5,185.00 exceeds tolerance of $4,323.00.  Insufficient or no cure was provided to the borrower. (7200)
243951712 XXX       $XXX      PA    9/XX/2021  6/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Guideline Issue - This loan closed during the COVID-19 affected timeframe.  Asset    This loan closed during the COVID-19 affected timeframe. Asset Account date is                                                                                                                            3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.                                                                                                                                                                                                          TILA ATR/QM
                                                                                                                                                                                                 Account date is more than 60 days prior to the Note date or notary date.: Financial      more than 60 days prior to the Note date or notary date.                                                                                                                                                                                                              Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.
                                                                                                                                                                                                 Institution: XXX // Account Type: Other: Liquid Assets / Account Number: XXXX Note Date:                                                                                                                                                                                                                                                                       Due Diligence Loan Designation is Non QM.
                                                                                                                                                                                                 09/XX/2021;  Notary Date: 09/XX/2021                                                                                                                                                                                                                                                                                                                           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
243132765 XXX       $XXX      VA    9/XX/2021  6/XX/2021    Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.          REVIEWER - CURED COMMENT (2022/XX/14): Sufficient Cure Provided At Closing                                                                                                                      TILA ATR/QM
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $578.00 exceeds tolerance of $543.00.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
243351210 XXX       $XXX      CA    10/XX/2021 6/XX/2021    Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Originator Loan Designation not provided.                                                                                           GENERAL COMMENT (2022/XX/07): Disagree: Estimated Total Monthly Payment on the CD                               TILA ATR/QM
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 not found                                                                                      includes principal and interest of $1578.29 and estimated escrow of $177.55 for a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                                                                                                                                                                                                            total payment of $1755.84. Fixed rate transaction will not disclose min/max values in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                       the Projected Payments table. The principal and interest amount matches the amount
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA:                                                                                                                                                                                                disclosed on the Note and the estimated escrow amount matches the amount disclosed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.                                                                                                                                                                                           the Payment Letter and Initial Escrow Account Disclosure. No corrective action required.
243502216 XXX       $XXX      TX    10/XX/2021 6/XX/2021    Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Loan designation was not provided.                  REVIEWER - CURED COMMENT (2022/XX/11): Sufficient Cure Provided At Closing                                                                                                                      TILA ATR/QM
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: Ten REVIEWER - CURED COMMENT (2022/XX/11): Sufficient Cure Provided At Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Percent Tolerance Fee exceeded. By $157.34. A valid change of circumstance was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Insufficient or no cure was provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and      Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $955.00 exceeds tolerance of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.                                    $667.00. A valid change of circumstance was not provided. Insufficient or no cure was provided to the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained):     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                home equity loan.)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,653.24 exceeds tolerance of $2,269.00 plus 10% or $2,495.90.  Sufficient or excess cure was provided to the borrower at Closing. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $955.00 exceeds tolerance of $667.00.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
243966937 XXX       $XXX      NY    8/XX/2021  6/XX/2021    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                                                                                                                                       -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure   Corrected Closing Disclosure provided on or after 07/XX/2021 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
243282474 XXX       $XXX      NY    8/XX/2021  6/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        C        C                                                                                                                                                                                                                                                                                                                                                    3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Unable to determine loan designation due to     SELLER - GENERAL COMMENT (2022/XX/07): Loan meets ATR: execelent credit 805     GENERAL COMMENT (2022/XX/07): Loan meets ATR: execelent credit 805 fico. Low DTI and                            TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan       missing information and loan is waterfalling to a Due Diligence Loan Designation of ATR Fail.           fico. Low DTI and LTV. Execelent disposable income of 13171 per month. Over     LTV. Execelent disposable income of 13171 per month. Over 888k in liquid assets. XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Designation of Non QM.                                                                       Federal Compliance - QM Employment History - Current Job after Gap: Appendix Q requirements not met.    888k in liquid assets. XXX decision cert attached.                              decision cert attached.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - QM Employment History - Current Job after Gap: Qualified Mortgage   Borrower does not have 6 months on the current job after job gap.                                       REVIEWER - GENERAL COMMENT (2022/XX/13): EXCEPTION HISTORY - Exception Detail
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Dodd-Frank 2014): Current Job History post-Gap with LOE, lacking 6 months on current job.                                                                                                           was updated on 12/XX/2022 PRIOR Exception Detail: Qualified Mortgage            GENERAL COMMENT (2022/XX/07): Loan meets ATR: execelent credit 805 fico. Low DTI and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (XXX/XXX/11677377)                                                                                                                                                                                   (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match LTV. Execelent disposable income of 13171 per month. Over 888k in liquid assets.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late                                                                                                         Due Diligence Loan Designation of ATR Fail.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                                                                                                                          SELLER - GENERAL COMMENT (2022/XX/07): Loan meets ATR: execelent credit 805
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial                                                                                                           fico. Low DTI and LTV. Execelent disposable income of 13171 per month. Over
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                                              888k in liquid assets.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.                                                                                                                                            REVIEWER - GENERAL COMMENT (2022/XX/15): Current Job History post-Gap with LOE,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date:                                                                                                            lacking 6 months on current job doesn't meet Appendix Q which results in this
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Unable to conclusively determine date of consummation. Note date used as transaction date                                                                                                            failure. Exception remains.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                for purposes of determining compliance with rescission timing requirements                                                                                                                           REVIEWER - GENERAL COMMENT (2022/XX/19): The exception remains. Reviewed file,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October                                                                                                         and there are not any new documents to review.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Property Costs over Year 1 of 16,176.00 on Final Closing Disclosure provided on 08/XX/2021 not accurate. (Final/XX/20/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure   Corrected Closing Disclosure provided on or after 08/XX/2021 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
243710111 XXX       $XXX      MI    9/XX/2021  6/XX/2021    Primary    Refinance Rate/Term    Safe Harbor  2        B        B        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                             2           B           B           B           B           [2] State Compliance - Michigan CMPA Home Loan Toolkit Status: Michigan Consumer Mortgage    Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing:                                                                                                                                                                                                  -
                                                                                              QM (APOR)                                                                                                                                                                                                                                                                                                                                                                                                                                                         Protection Act:  Home Loan Toolkit not provided to borrower.                                 Discrepancy is with the property taxes.  The lender used $165.69/month, calculated amount from the tax
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               cert if $164.20.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Property Costs over Year 1 of 2,586.29 on Final Closing Disclosure provided on 09/XX/2021 not accurate. (Final/09/XX/2021)
243152073 XXX       $XXX      TN    10/XX/2021 6/XX/2021    Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                 [3] Income Documentation - Verification(s) of employment is not within 10 business days                                                                                                                                                                                                            3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Unable to determine Originator Loan Designation.                                                                                                                                                                                                    TILA ATR/QM
                                                                       Other                                                                                                                     of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start                                                                                                                                                                                                                                                                        Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero
                                                                                                                                                                                                 Date: 05/XX/2015                                                                                                                                                                                                                                                                                                                                               Due Diligence Loan Designation is Non QM.                                                    Percent Fee Tolerance exceeded due to increase in Transfer Tax.  No valid COC provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Percent Fee Tolerance exceeded due to increase in Loan Discount Points.  No valid CoC provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Tax.  Fee Amount of $244.95 exceeds tolerance of $225.00.  Insufficient or no cure was provided to the borrower. (8304)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Discount Points.  Fee Amount of $2,224.13 exceeds tolerance of $1,733.00.  Insufficient or no cure was provided to the borrower. (7200)
243203838 XXX       $XXX      FL    8/XX/2021  6/XX/2021    Primary    Refinance Cash-out -   Temporary    3        D        D        D        D                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                             3           D           D           D           D           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Originator Loan Designation of Temporary SHQM                                                                                                                                                                                        Yes        TILA ATR/QM
                                                                       Other                  HPQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).                      Federal Compliance - (Missing Data) Last Rate Set Date: Missing rate lock information.
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [3] Closing / Title - Missing Document: Note - Subject Lien not provided                     Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Underdisclosed: Final Closing Disclosure provided on 08/XX/2021 disclosed the Monthly Escrow Payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   that does not match the actual escrow payment for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and      Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.                                    tolerance was exceeded by $2,894.60   No valid COC provided, nor evidence of cure in file. Provide a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow    post-close CD disclosing the tolerance cure to include $2,894.60, a copy of refund check, proof of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Payment Underdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing   delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure provided on 08/XX/2021 disclosed the Monthly Escrow Payment that does not match   Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Rate Lock
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                the actual escrow payment for the loan. (Final/08/XX/2021)                                   Fee was  last disclosed as $0.00 on LE but disclosed as $1036.00 on Final Closing Disclosure.  File
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a post-close CD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount disclosing the tolerance cure to include $1036, a copy of refund check, proof of delivery, and a copy of $3,066.20 exceeds tolerance of $156.00 plus 10% or $171.60.  Insufficient or no cure was  of the letter of explanation sent to the borrower disclosing the changes made.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lock Fee.  Fee Amount of $1,036.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7335)
243880871 XXX       $XXX      TX    9/XX/2021  6/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                   Please provide Home Owners Insurance Policy                                                                                                                                                               3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.                                                                                                                                                                                                          TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Application / Processing - Missing Document: Missing Lender's Initial 1003: Please provide initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    signed and dated 1003 Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - Self-Employed Tax Return Recency - ATR: Origination Designation is UTD per client.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay            Federal Compliance - TRID Lender Credit Tolerance Violation: Final Lender Credit of $-218.25 is less
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided than amount of binding Lender Credit previously disclosed in the amount of $-223.00. A valid change of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                are not the most recent. Application Date 06/XX/2021,  Most Recent Tax Return End Date       circumstance justifying the reduction is missing from the file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                12/XX/2019, Tax Return Due Date 03/XX/2021. (XXX XXX/S-Corp)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $-218.25  is less than amount of binding Lender Credit previously disclosed in the amount of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $-223.00. (9300)
243404129 XXX       $XXX      TN    9/XX/2021  7/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero                                                                                                                                                                                                       TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Percent Fee Tolerance exceeded due to increase in Closing Protection Letter.  No valid COC provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Type:Primary/09/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Closing Protection Letter Fee.  Fee Amount of $50.00 exceeds tolerance of $0.00.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Insufficient or no cure was provided to the borrower. (7562)
243255055 XXX       $XXX      CO    8/XX/2021  7/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.                                                                                                                                                                                                          TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
243944330 XXX       $XXX      NV    11/XX/2021 7/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is      Shortfall of $XXX. No replacement Cost Estimator in file.                                                                                                                                                 3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Missing Compliance Report to determine Originator                                                                                                                                                                                                   TILA ATR/QM
                                                                                                                                                                                                 insufficient.                                                                                                                                                                                                                                                                                                                                                  Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Loan Designation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
243576769 XXX       $XXX      NE    11/XX/2021 7/XX/2021    Primary    Refinance Limited      Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.                                                                                                                                                                                                          TILA ATR/QM
                                                                       Cash-out GSE                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Federal Compliance - (Missing Data) Last Rate Set Date: Rate Lock not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               tolerance was exceeded by $4.30 due to increase of Lenders Title Insurance and Settlement fee.  No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and      to include $64, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.                                    to the borrower disclosing the changes made.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $787.50 exceeds tolerance of $712.00 plus 10% or $783.20.  Insufficient or no cure was provided to the borrower. (0)
243452547 XXX       $XXX      AK    10/XX/2021 7/XX/2021    Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.          REVIEWER - CURED COMMENT (2022/XX/14): Sufficient Cure Provided At Closing                                                                                                                      TILA ATR/QM
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Federal Compliance - ARM Disclosure Status Test: Unable to find disclosure or evidence of delivery to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    borrower. Please provide ARM Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan  Federal Compliance - CHARM Booklet Disclosure Status: Unable to find evidence of delivery to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                program disclosure not provided to the borrower.                                             A certification disclosure was provided, but not dated and unsigned.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. Business Arrangement Disclosure was not provided, but appraisal invoice in file reflects a Known
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure       Affiliate relationship for XXX and Rels Valuation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement     Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure to borrower.                                                                      $3,638.00 lender credit was provided for increase in closing costs above the legal limit.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $4,500.00 exceeds tolerance of $862.00.  Sufficient or excess cure was provided to the borrower at Closing. (7308)
243053498 XXX       $XXX      SC    9/XX/2021  7/XX/2021    Second     Refinance Rate/Term    Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.                                                                                                                                                                                                          TILA ATR/QM
                                                            Home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Federal Compliance - (Missing Data) Last Rate Set Date: The file does not contain a rate lock.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
243443716 XXX       $XXX      NY    8/XX/2021  7/XX/2021    Primary    Refinance Cash-out -   Safe Harbor  2        B        B        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan  Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: A valid COC                                                                                                                                                                                                 -
                                                                       Other                  QM (APOR)                                                                                                                                                                                                                                                                                                                                                                                                                                                         program disclosure not provided to the borrower.                                             was not provided for the increase in a few of the 10% tolerance fees.  A cure of $170.05 was provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:      which is insufficient to cure the total amount of $1,148.50.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $5,474.80 exceeds tolerance of $3,933.00 plus 10% or $4,326.30.  Insufficient or no cure was provided to the borrower. (0)
243652403 XXX       $XXX      TN    8/XX/2021  6/XX/2021    Investment Purchase               N/A          2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                    SELLER - GENERAL                                                                                                       2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                       GENERAL COMMENT (2022/XX/05): Cert Attached                                                                     -
                                                                                                                                                                                                 provided                                                                                                                                                                    COMMENT
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/05): Cert
                                                                                                                                                                                                                                                                                                                                                                             Attached
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL
                                                                                                                                                                                                                                                                                                                                                                             COMMENT
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/06): The MI
                                                                                                                                                                                                                                                                                                                                                                             certificate was
                                                                                                                                                                                                                                                                                                                                                                             provided evidencing
                                                                                                                                                                                                                                                                                                                                                                             MI insurance is in
                                                                                                                                                                                                                                                                                                                                                                             place at origination
                                                                                                                                                                                                                                                                                                                                                                             however the monthly
                                                                                                                                                                                                                                                                                                                                                                             premium is not
                                                                                                                                                                                                                                                                                                                                                                             outlined on the
                                                                                                                                                                                                                                                                                                                                                                             certificate. The
                                                                                                                                                                                                                                                                                                                                                                             premium amount
                                                                                                                                                                                                                                                                                                                                                                             appears on the first
                                                                                                                                                                                                                                                                                                                                                                             payment letter, 1008
                                                                                                                                                                                                                                                                                                                                                                             and/or CD and
                                                                                                                                                                                                                                                                                                                                                                             matches the amount
                                                                                                                                                                                                                                                                                                                                                                             calculated from the
                                                                                                                                                                                                                                                                                                                                                                             rates on the
                                                                                                                                                                                                                                                                                                                                                                             certificate.
243633476 XXX       $XXX      CA    10/XX/2021 7/XX/2021    Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.                                                                                                                                                                                                          TILA ATR/QM
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
243050331 XXX       $XXX      AZ    10/XX/2021 7/XX/2021    Second     Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Guideline Issue - This loan closed during the COVID-19 affected timeframe.  Asset    Assets greater than 60 days from note date.                                                                                                                                                               3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.                                                                                                                                                                                                          TILA ATR/QM
                                                            Home                                                                                                                                 Account date is more than 60 days prior to the Note date or notary date.: Financial                                                                                                                                                                                                                                                                            Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.
                                                                                                                                                                                                 Institution: XXX // Account Type: Checking / Account Number: XXXX, Financial                                                                                                                                                                                                                                                                                   Due Diligence Loan Designation is Non QM.
                                                                                                                                                                                                 Institution: XXX // Account Type: Checking / Account Number: XXXX Note Date: 10/XX/2021;
                                                                                                                                                                                                 Notary Date: 10/XX/2021
                                                                                                                                                                                                 Note Date: 10/XX/2021;  Notary Date: 10/XX/2021
243780058 XXX       $XXX      MD    8/XX/2021  7/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Closing / Title - Missing Document: Rider - Other not provided                                                                                                                                                                                                                                 3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: No valid                                                                                                                                                                                                    TILA ATR/QM
                                                                                                                                                                                                 [3] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. COC or cure was provided.
                                                                                                                                                                                                 closing.: Hazard Insurance Policy Effective Date 08/XX/2021, Disbursement Date:                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid
                                                                                                                                                                                                 09/XX/2021                                                                                                                                                                                                                                                                                                                                                     [2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet COC or cure was provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not     Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided to borrower.                                                                        COC or cure was provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate, if applicable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,045.00 exceeds tolerance of $886.00 plus 10% or $974.60.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Tax.  Fee Amount of $66.00 exceeds tolerance of $33.00.  Insufficient or no cure was provided to the borrower. (8304)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Discount Points.  Fee Amount of $2,588.25 exceeds tolerance of $2,518.00.  Insufficient or no cure was provided to the borrower. (7200)
243231651 XXX       $XXX      MO    9/XX/2021  7/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.          REVIEWER - RE-OPEN COMMENT (2022/XX/09): Cleared in error.                                                                                                                                      TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: No evidence the borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    signed a document at closing acknowledging their receipt of the valuation 3 days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   COC or cure provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/08/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Discount Points.  Fee Amount of $96.83 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
243749413 XXX       $XXX      IL    8/XX/2021  7/XX/2021    Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                             3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.                                                                                                                                                                                                          TILA ATR/QM
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Federal Compliance - TRID Lender Credit Tolerance Violation: No valid COC or cure provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No Change
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               of Circumstance or Cure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $-1,155.00  is less than amount of binding Lender Credit previously disclosed in the amount of $-1,169.00. (9300)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lock Fee.  Fee Amount of $220.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7335)
243193528 XXX       $XXX      VA    9/XX/2021  7/XX/2021    Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                             3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.                                                                                                                                                                                                          TILA ATR/QM
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: A valid COC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    or sufficient cure was not provided in the loan file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,395.00 exceeds tolerance of $1,025.00 plus 10% or $1,127.50.  Insufficient or no cure was provided to the borrower. (0)
243854882 XXX       $XXX      NE    10/XX/2021 7/XX/2021    Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.                                                                                                                                                                                                          TILA ATR/QM
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Consummation: Evidence of earlier receipt of appraisal not found inf file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days     Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a    Consummation: Evidence of earlier receipt of appraisal not found inf file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                copy of each valuation to applicant three (3) business days prior to consummation.           Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Type:Primary/09/XX/2021)                                                                    Testing: Estimated Property Costs over 1 year amount of $3613.08 varies from calculated amount of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days     $3419.16.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Type:Primary/09/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Escrowed Property Costs over Year 1 of 3,613.08 on Final Closing Disclosure provided on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                10/XX/2021 not accurate. (Final/10/XX/2021)
243746295 XXX       $XXX      CA    11/XX/2021 7/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is      Provide updated coverage or a replacement cost estimator to verify current                                                                                                                                3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Unable to determine loan designation due to missing                                                                                                                                                                                                 TILA ATR/QM
                                                                                                                                                                                                 insufficient.                                                                            coverage is sufficient.                                                                                                                                                                                                                                               Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. information and loan is waterfalling to a Due Diligence Loan Designation of Non QM.
                                                                                                                                                                                                 [3] Guideline Issue - This loan closed during the COVID-19 affected timeframe.  Asset    This loan closed during the COVID-19 affected timeframe. Asset Account date is                                                                                                                                                                                        Due Diligence Loan Designation is Non QM.
                                                                                                                                                                                                 Account date is more than 60 days prior to the Note date or notary date.: Financial      more than 60 days prior to the Note date or notary date.
                                                                                                                                                                                                 Institution: XXX // Account Type: Checking / Account Number: XXXX, Financial
                                                                                                                                                                                                 Institution: XXX // Account Type: Savings / Account Number: XXXX Note Date: 11/XX/2021;
                                                                                                                                                                                                 Notary Date: 11/XX/2021
                                                                                                                                                                                                 Note Date: 11/XX/2021;  Notary Date: 11/XX/2021
243809572 XXX       $XXX      CA    11/XX/2021 7/XX/2021    Primary    Refinance Rate/Term    Safe Harbor  3        C        C        B        B                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    Failure due to missing a complete appraisal as required by AUS                                                                                                                                            3           C           C           B           B           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Failure due to missing appraisal. DU and all                                                                                                                                                                                                    TILA ATR/QM
                                                                                              QM (43-Q)                                                                                          were not met                                                                             Please provide Home Owners Insurance Policy                                                                                                                                                                                                                           2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    post closing LP's required a full appraisal.
                                                                                                                                                                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                   File is missing a complete interior/exterior appraisal as required by DU and all                                                                                                                                                                                      Due Diligence Loan Designation of Safe Harbor QM (43-Q).                                     Application / Processing - Missing Document: Missing Lender's Initial 1003: Please provide initial
                                                                                                                                                                                                 [3] General - Missing Document: Stated not provided                                      post closing LP's                                                                                                                                                                                                                                                     [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               signed and dated 1003 Loan Application
                                                                                                                                                                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, CA Insurance        Please provide 2nd home, Home Owners Insurance Policy
                                                                                                                                                                                                 Verification
243949737 XXX       $XXX      IN    11/XX/2021 7/XX/2021    Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                 [3] Credit Documentation - Aged document: Credit Report  is more than 90 days prior to   Credit report is expired at Note date.                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.                                                                                                                                                                                                          TILA ATR/QM
                                                                       Other                                                                                                                     the note date.: Credit Report: Original // Borrower: XXX, Credit Report: Original //                                                                                                                                                                                                                                                                           Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.
                                                                                                                                                                                                 Borrower: XXX                                                                                                                                                                                                                                                                                                                                                  Due Diligence Loan Designation is Non QM.
243312236 XXX       $XXX      KS    1/XX/2022  9/XX/2021    Primary    Purchase               Non QM       3        C        C        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                    SELLER - GENERAL                                                                                                       3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified                                                                                                                                                                                                 GENERAL COMMENT (2022/XX/05): Cert Attached                                                                     TILA ATR/QM
                                                                                                                                                                                                 provided                                                                                                                                                                    COMMENT                                                                                                                                                                            Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/05): Cert                                                                                                                                                                 Due Diligence Loan Designation is Non QM.
                                                                                                                                                                                                                                                                                                                                                                             Attached                                                                                                                                                                           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL                                                                                                                                                                 [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                                                                                                                                                                                                                                                                                                             COMMENT                                                                                                                                                                            Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/06): The MI                                                                                                                                                               Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                             certificate was
                                                                                                                                                                                                                                                                                                                                                                             provided evidencing
                                                                                                                                                                                                                                                                                                                                                                             MI insurance is in
                                                                                                                                                                                                                                                                                                                                                                             place at origination
                                                                                                                                                                                                                                                                                                                                                                             however the monthly
                                                                                                                                                                                                                                                                                                                                                                             premium is not
                                                                                                                                                                                                                                                                                                                                                                             outlined on the
                                                                                                                                                                                                                                                                                                                                                                             certificate. The
                                                                                                                                                                                                                                                                                                                                                                             premium amount
                                                                                                                                                                                                                                                                                                                                                                             appears on the first
                                                                                                                                                                                                                                                                                                                                                                             payment letter, 1008
                                                                                                                                                                                                                                                                                                                                                                             and/or CD and
                                                                                                                                                                                                                                                                                                                                                                             matches the amount
                                                                                                                                                                                                                                                                                                                                                                             calculated from the
                                                                                                                                                                                                                                                                                                                                                                             rates on the
                                                                                                                                                                                                                                                                                                                                                                             certificate.
243203213 XXX       $XXX      CA    8/XX/2021  7/XX/2021    Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                 [3] General - Missing Document: COVID-19 Attestation not provided                                                                                                                                                                                                                                  3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.                                                                                                                                                                                                          TILA ATR/QM
                                                                       Other                                                                                                                     [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                                                                                         Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 1,574.32 on Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Disclosure provided on 08/XX/2021 not accurate. We have calculated/verified in file the monthly non
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations   escrowed is  131.19 X 12 = $1,574.28.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of           Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing disclosure was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Homeownership Counseling Organizations to borrower.                                          provided 08/XX/2021, Note date 08/XX/2021.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Property Costs over Year 1 of 1,574.32 on Final Closing Disclosure provided on 08/XX/2021 not accurate. (Final/08/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/08/XX/2021)
243923615 XXX       $XXX      HI    10/XX/2021 7/XX/2021    Primary    Refinance Rate/Term    Safe Harbor  2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing evidence of the                                                                                                                                                                                                     -
                                                                                              QM (APOR)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated       Initial Lenders 1003 Application document.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of       Federal Compliance - TRID Lender Credit Tolerance Violation: Lender Credits [previously disclosed in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $-447.00  is less than amount of binding Lender Credit previously disclosed in the amount of the amount of -$447.00 was redisclosed as -$453.00 on the Final CD. Variance of -$6.00.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $-453.00. (9300)
243578297 XXX       $XXX      NY    9/XX/2021  7/XX/2021    Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.                                                                                                                                                                                                          TILA ATR/QM
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. State Compliance - New York Late Charge Percent Testing: Note late charge percent of 5.00000% exceeds
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  provided to Borrowers at least three business days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/09/XX/2021)
243365662 XXX       $XXX      NC    9/XX/2021  7/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                             3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: Estimated Initial Escrow                                                                                                                                                                                                     TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Account amount of $782.36 differs from actual amount of $782.44.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
243961173 XXX       $XXX      NJ    10/XX/2021 7/XX/2021    Second     Refinance Rate/Term    Safe Harbor  2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: No cure was                                                                                                                                                                                                 -
                                                            Home                              QM (APOR)                                                                                                                                                                                                                                                                                                                                                                                                                                                         Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount provided to the borrower. Ten percent fee tolerance in the amount of $1,761.00 exceeds to allotted of $1,761.00 exceeds tolerance of $1,387.00 plus 10% or $1,525.70.  Insufficient or no cure  amount of $1,387. This is a $374 variance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                was provided to the borrower. (0)                                                            Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       percent fee tolerance with no cure provided to the borrower for the Extension fee in the amount of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for          $245.88.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Extension Fee.  Fee Amount of $245.88 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7349)
243802384 XXX       $XXX      NY    10/XX/2021 7/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.                                                                                                                                                                                                          TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 not found in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    the file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               State Compliance - New York Late Charge Percent Testing: Per the note the late charge percent is 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late exceeding the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten percent
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        tolerance exceeded for increase in fees. A tolerance cure was provided of $362, however is insufficient
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount to cure the total violation. A valid change of circumstance was not provided for the $110 tolerance of $2,155.00 exceeds tolerance of $1,530.00 plus 10% or $1,683.00.  Insufficient or no cure  violation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                was provided to the borrower. (0)
243582653 XXX       $XXX      IL    10/XX/2021 8/XX/2021    Primary    Refinance Rate/Term    Safe Harbor  2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated       Federal Compliance - TRID Lender Credit Tolerance Violation: The initial lender credit was in the                                                                                                                                                                                                       -
                                                                                              QM (APOR)                                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of       amount of $128.00 the final CD reflects a lender credit of $88.20. File did not contain a valid COC for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $-126.25  is less than amount of binding Lender Credit previously disclosed in the amount of the change, tolerance cure of $88.20 not sufficient for all tolerances.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $-128.00. (9300)                                                                             Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Recording
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        fee was $98.00 on the 8/XX/2021 LE and $196 on the final CD dated 10/XX/2021. The File did not contain
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount a valid COC for the change, tolerance cure of $88.20 not sufficient for all tolerance cures ,  evidence
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                of $196.00 exceeds tolerance of $98.00 plus 10% or $107.80.  Insufficient or no cure was     of additional tolerance cure in file for $98.00 (D0097).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided to the borrower. (0)
243587634 XXX       $XXX      NJ    11/XX/2021 7/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial signed and dated                                                                                                                                                                                                    TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. 1003 not found at time of review, 11/XX/2022
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - TRID Lender Credit Tolerance Violation: Zero Percent Tolerance exceeded for Lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Credits. Final Lender Credit of $-1.69 is less than amount of binding Lender Credit previously
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated       disclosed in the amount of $-823.00.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of       Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $-1.69  is less than amount of binding Lender Credit previously disclosed in the amount of   Fee Tolerance exceeded. Total amount of $2,416.00 exceeds tolerance of $1,696.00 plus 10% or $1,865.60.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $-823.00. (9300)                                                                             Insufficient or no cure was provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,416.00 exceeds tolerance of $1,696.00 plus 10% or $1,865.60.  Insufficient or no cure was provided to the borrower. (0)
243852538 XXX       $XXX      NJ    9/XX/2021  7/XX/2021    Primary    Refinance Limited      Non QM       3        C        C        B        B                                                 [3] General - Missing Document: COVID-19 Attestation not provided                                                                                                                                                                                                                                  3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.                                                                                                                                                                                                          TILA ATR/QM
                                                                       Cash-out GSE                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Federal Compliance - (Missing Data) Last Rate Set Date: Rate Lock not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               discount points on final CD were greater than on the initial LE. There was no cure provided to the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   borrower and no changed circumstance was found in the loan file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Discount Points.  Fee Amount of $307.50 exceeds tolerance of $305.00.  Insufficient or no cure was provided to the borrower. (7200)
243083980 XXX       $XXX      CA    10/XX/2021 7/XX/2021    Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                 [3] Insurance Analysis - Insufficient Coverage: Flood insurance coverage amount is       Flood insurance is not sufficient to cover unpaid balance of mortgage, coverage                                                                                                                           3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.                                                                                                                                                                                                          TILA ATR/QM
                                                                       Other                                                                                                                     insufficient.                                                                            shortfall of $XXX.                                                                                                                                                                                                                                                    Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    estimate dated 8/XX/2021 has Processing fee increase from $0.00 to $XXX without providing a sufficient
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               cure or valid change of circumstance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Processing Fee.  Fee Amount of $XXX exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7334)
243035901 XXX       $XXX      FL    9/XX/2021  7/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                   File is missing a copy of the Hazard Insurance Policy for the subject property.                                                                                                                           3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.                                                                                                                                                                                                          TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Application / Processing - Missing Document: Missing Lender's Initial 1003: File is missing a copy of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    the Initial 1003 application form executed by the loan officer.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: File is missing evidence
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   that the Initial Closing Disclosure was provided to the borrower at least 3 business days before
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/09/XX/2021)                                         Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: File is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        missing a valid change of circumstance and there is no evidence in the file that a cure was provided at
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount closing to cover the Ten Percent Fee Tolerance violations totaling $35.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                of $1,141.60 exceeds tolerance of $1,006.00 plus 10% or $1,106.60.  Insufficient or no cure was provided to the borrower. (0)
243179705 XXX       $XXX      TX    9/XX/2021  8/XX/2021    Primary    Purchase               Non QM       3        C        C        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                    SELLER - GENERAL                                                                                                       3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.          REVIEWER - CURED COMMENT (2022/XX/11): Sufficient Cure Provided At Closing      GENERAL COMMENT (2022/XX/05): Cert Attached                                                                     TILA ATR/QM
                                                                                                                                                                                                 provided                                                                                                                                                                    COMMENT                                                                                                                                                                            Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/05): Cert                                                                                                                                                                 Due Diligence Loan Designation is Non QM.
                                                                                                                                                                                                                                                                                                                                                                             Attached                                                                                                                                                                           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL                                                                                                                                                                 [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided
                                                                                                                                                                                                                                                                                                                                                                             COMMENT                                                                                                                                                                            At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/06): The MI                                                                                                                                                               Appraisal Fee.  Fee Amount of $1,305.00 exceeds tolerance of $667.00.  Sufficient or excess
                                                                                                                                                                                                                                                                                                                                                                             certificate was                                                                                                                                                                    cure was provided to the borrower at Closing. (7506)
                                                                                                                                                                                                                                                                                                                                                                             provided evidencing
                                                                                                                                                                                                                                                                                                                                                                             MI insurance is in
                                                                                                                                                                                                                                                                                                                                                                             place at origination
                                                                                                                                                                                                                                                                                                                                                                             however the monthly
                                                                                                                                                                                                                                                                                                                                                                             premium is not
                                                                                                                                                                                                                                                                                                                                                                             outlined on the
                                                                                                                                                                                                                                                                                                                                                                             certificate. The
                                                                                                                                                                                                                                                                                                                                                                             premium amount
                                                                                                                                                                                                                                                                                                                                                                             appears on the first
                                                                                                                                                                                                                                                                                                                                                                             payment letter, 1008
                                                                                                                                                                                                                                                                                                                                                                             and/or CD and
                                                                                                                                                                                                                                                                                                                                                                             matches the amount
                                                                                                                                                                                                                                                                                                                                                                             calculated from the
                                                                                                                                                                                                                                                                                                                                                                             rates on the
                                                                                                                                                                                                                                                                                                                                                                             certificate.
243231357 XXX       $XXX      FL    11/XX/2021 7/XX/2021    Primary    Refinance Cash-out -   Safe Harbor  2        B        B        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                   Missing evidence of the HOI policy document.                                                                                                                                                              2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing evidence of the                                                                                                                                                                                                     -
                                                                       Other                  QM (43-Q)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated       Initial 1003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 Federal Compliance - TRID Lender Credit Tolerance Violation: Lender Credit was previously disclosed as is less than amount of binding Lender Credit previously disclosed in the amount of $-728.00. -$728.00 but was disclosed as $0.00 on the Final CD.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (9300)                                                                                       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Tax Fee was  last disclosed as $1,067.00 on LE but disclosed as $1,144.00 on Final Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer File does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a post-close CD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Tax.  Fee Amount of $1,144.00 exceeds tolerance of $1,067.00.  Insufficient or no cure was   disclosing the tolerance cure to include $77.00, a copy of refund check, proof of delivery, and a copy
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided to the borrower. (8304)                                                             of the letter of explanation sent to the borrower disclosing the changes made.
243216724 XXX       $XXX      FL    9/XX/2021  7/XX/2021    Primary    Refinance Cash-out -   Safe Harbor  2        B        B        B        B                                                 [3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio  Within 3% tolerance.                                                                                                                                                                                      2           B           B           B           B           [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier receipt                                                                                                                                                                                                 -
                                                                       Other                  QM (43-Q)                                                                                          discrepancy.: Calculated investor qualifying total debt ratio of 29.58546% exceeds AUS                                                                                                                                                                                                                                                                         Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     not found in file.
                                                                                                                                                                                                 total debt ratio of 26.00000%.                                                                                                                                                                                                                                                                                                                                 business days prior to closing. (Initial/09/XX/2021)                                         Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        Fee Tolerance exceeded due to increase in fees.  No valid COC provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                of $205.50 exceeds tolerance of $182.00 plus 10% or $200.20.  Insufficient or no cure was    Percent Fee Tolerance exceeded due to increase in Endorsement Fee.  No valid CoC provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided to the borrower. (0)                                                                Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Percent Fee Tolerance exceeded due to increase in Survey Fee.  No valid CoC provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Endorsement Fee.  Fee Amount of $260.50 exceeds tolerance of $0.00.  Insufficient or no cure Percent Fee Tolerance exceeded due to increase in Abstract Fee.  No valid CoC provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                was provided to the borrower. (7726)                                                         Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Percent Fee Tolerance exceeded due to increase in Appraisal Fee.  No valid CoC provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Survey Fee.  Fee Amount of $295.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77187)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Abstract / Title Search.  Fee Amount of $175.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77163)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $1,670.00 exceeds tolerance of $603.00.  Insufficient or no cure was provided to the borrower. (7506)
243671550 XXX       $XXX      NY    11/XX/2021 7/XX/2021    Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                   Please provide Home Owners Insurance Policy                                                                                                                                                               3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.                                                                                                                                                                                                          TILA ATR/QM
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Application / Processing - Missing Document: Missing Lender's Initial 1003: Please provide initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    signed and dated 1003 Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
243281914 XXX       $XXX      VA    10/XX/2021 7/XX/2021    Primary    Refinance Rate/Term    Safe Harbor  2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Document                                                                                                                                                                                                   -
                                                                                              QM (APOR)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   Preparation Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and      nor evidence of cure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Deed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Preparation Fee.  Fee Amount of $100.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77231)
243832649 XXX       $XXX      DE    12/XX/2021 7/XX/2021    Second     Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                             3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.          SELLER - GENERAL COMMENT (2022/XX/07): Disagree: The Ten Percent fees increased GENERAL COMMENT (2022/XX/07): Disagree: The Ten Percent fees increased from $1,580 to                           TILA ATR/QM
                                                            Home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: Final 1003 indicated from $1,580 to $2,011 on Loan Estimate issued 11/XX/2021, with valid Change     $2,011 on Loan Estimate issued 11/XX/2021, with valid Change Circumstances dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    borrower intends to occupy subject property.  Subject is a 2nd home.                                    Circumstances dated within 3 day timing reason of "LTV Change due to Loan       within 3 day timing reason of "LTV Change due to Loan Amount Decreased per Pricing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The   Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TRID Ten    Amount Decreased per Pricing History."  The Ten Percent fees then increased     History."  The Ten Percent fees then increased from $2,011 to $2,510.00 on the final mortgage loan file contains documenting evidence the consumer intends to occupy the subject  Percent Tolerance Violation Without Sufficient Cure Provided At Closing                                 from $2,011 to $2,510.00 on the final CD issued 12/XX/2021 with no valid change CD issued 12/XX/2021 with no valid change circumstance. The Ten Percent fees increased
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property as their primary residence. (Compliance testing performed based on the Occupancy                                                                                                            circumstance. The Ten Percent fees increased by $297.90. Over tolerance cure    by $297.90. Over tolerance cure for the increase in closing costs above legal limit in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Type of Second Home).                                                                                                                                                                                for the increase in closing costs above legal limit in the amount of $341.22 is the amount of $341.22 is present within section J of the Final Closing Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                                       present within section J of the Final Closing Disclosure issued 12/XX/2021 and  issued 12/XX/2021 and remedies the unacceptable increase in the Ten Percent fees. See
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure                                                                                                                remedies the unacceptable increase in the Ten Percent fees. See attached        attached changed circumstance documents. This is not a testing defect so no corrective
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount                                                                                                         changed circumstance documents. This is not a testing defect so no corrective   action is required.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                of $2,510.00 exceeds tolerance of $1,385.00 plus 10% or $1,523.50.  Insufficient or no cure                                                                                                          action is required.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                was provided to the borrower. (0)                                                                                                                                                                    REVIEWER - GENERAL COMMENT (2022/XX/08): Lender states the baseline should be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     $1580 vs SitusAMC calculated amount of $1385 + 10% = %1523.50. Lender has included the (Title-Deed Preparation, Title-Doc Prep, Title-Update/Abstract
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     fees in the 10% baseline. However, these fees were not charged to the borrower on the Final CD. A creditor should compare the sum of the charges actually paid by or imposed on the consumer with the sum of the estimated charges on the Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Estimate that are actually performed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Moreover, Title-CPL fee, Title-Endorsement fee, Title-Lender's Title Insurance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     increased & Title-Attorney Fee got added on CD issued 11/XX/21. Also, recording fees increased on LE issued 8/XX/21 & CD issued 11/XX/21. 11/22 COC shows
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     'Mortgage DOT' recorded, however there is no COC for 8/12 increase. COC does not give any valid reason for increase/addition of title fees. 10% fees on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Final CD is $2510 which has exceeded baseline by $986.50. Cure of $341.22 provided on final CD is insufficient. Please provide a valid COC for the increase/addition in title fees & increase in recording fees or provide remaining cure for $645.28. Cure consists of PCCD, LOE, Copy of refund Check &
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Proof of mailing.
243667960 XXX       $XXX      AZ    9/XX/2021  8/XX/2021    Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, AZ XXX, Address:    Proof of mortgage statement and insurance was not provided for subject and REO                                                                                                                            3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.                                                                                                                                                                                                          TILA ATR/QM
                                                                       Other                                                                                                                     XXX, NM Insurance Verification, Statement                                                addresses.                                                                                                                                                                                                                                                            Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Federal Compliance - (Missing Data) Last Rate Set Date: Rate Lock not provided.
                                                                                                                                                                                                 Insurance Verification, Statement, Tax Verification                                                                                                                                                                                                                                                                                                            Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               (Circuit 2, 5, 7, 8, 9, 10 or DC): Same Lender refi using H-8 form.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Final Closing Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and      was provided to borrower 2 days prior to closing date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                H-8 form was used, the H-9 form should have been used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/09/XX/2021)
243649722 XXX       $XXX      OR    10/XX/2021 8/XX/2021    Primary    Refinance Cash-out -   Safe Harbor  2        B        B        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                   Hazard insurance binder not found at time of review, 11/XX/2022                                                                                                                                           2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial signed and dated                                                                                                                                                                                                    -
                                                                       Other                  QM (APOR)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not   1003 not found at time of review, 11/XX/2022
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not      Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business    provided to Borrower(s) at least three (3) business days prior to closing. (Initial/10/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                H-8 form was used, the H-9 form should have been used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Escrowed Property Costs over Year 1 of 5,012.76 on Final Closing Disclosure provided on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                10/XX/2021 not accurate. (Final/10/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/10/XX/2021)
243582486 XXX       $XXX      TX    10/XX/2021 8/XX/2021    Primary    Refinance Cash-out -   Safe Harbor  2        B        B        B        B                                                 [3] General - Missing Document: COVID-19 Attestation not provided                        The loan file is missing a copy of the COVID-19 Attestation.                                                                                                                                              2           B           B           B           B           [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% Fees                                                                                                                                                                                                    -
                                                                       Other                  QM (APOR)                                                                                          [3] Loan File - Missing Document: Hazard Insurance Policy not provided                   The loan file is missing a copy of the Hazard Insurance Policy.                                                                                                                                                                                                       Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount increased from $851.00 on 8/XX/2021 LE  to $1,212.75 on final CD with no valid change evident.  $131.73 of $1,242.25 exceeds tolerance of $851.00 plus 10% or $936.10.  Insufficient or no cure was  cure on CD was not sufficient for all tolerance violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided to the borrower. (0)
243947452 XXX       $XXX      FL    10/XX/2021 9/XX/2021    Primary    Purchase               Safe Harbor  2        B        B        B        B                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    Missing the Mortgage insurance certificate.                                        SELLER - GENERAL                                                                                                       2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: A   REVIEWER - CURED COMMENT (2022/XX/11): Sufficient Cure Provided At Closing      GENERAL COMMENT (2022/XX/05): Cert Attached                                                                     -
                                                                                              QM (APOR)                                                                                          were not met                                                                                                                                                                COMMENT                                                                                                                                                                            [1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided  cure was provided to the borrower for 1.40.
                                                                                                                                                                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                    (2022/XX/05): Cert                                                                                                                                                                 At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total
                                                                                                                                                                                                 provided                                                                                                                                                                    Attached                                                                                                                                                                           amount of $173.00 exceeds tolerance of $156.00 plus 10% or $171.60.  Sufficient or excess
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL                                                                                                                                                                 cure was provided to the borrower at Closing. (0)
                                                                                                                                                                                                                                                                                                                                                                             COMMENT
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/06): The MI
                                                                                                                                                                                                                                                                                                                                                                             certificate was
                                                                                                                                                                                                                                                                                                                                                                             provided evidencing
                                                                                                                                                                                                                                                                                                                                                                             MI insurance is in
                                                                                                                                                                                                                                                                                                                                                                             place at origination
                                                                                                                                                                                                                                                                                                                                                                             however the monthly
                                                                                                                                                                                                                                                                                                                                                                             premium is not
                                                                                                                                                                                                                                                                                                                                                                             outlined on the
                                                                                                                                                                                                                                                                                                                                                                             certificate. The
                                                                                                                                                                                                                                                                                                                                                                             premium amount
                                                                                                                                                                                                                                                                                                                                                                             appears on the first
                                                                                                                                                                                                                                                                                                                                                                             payment letter, 1008
                                                                                                                                                                                                                                                                                                                                                                             and/or CD and
                                                                                                                                                                                                                                                                                                                                                                             matches the amount
                                                                                                                                                                                                                                                                                                                                                                             calculated from the
                                                                                                                                                                                                                                                                                                                                                                             rates on the
                                                                                                                                                                                                                                                                                                                                                                             certificate.
243538610 XXX       $XXX      CA    11/XX/2021 7/XX/2021    Primary    Refinance Rate/Term    Safe Harbor  2        B        B        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                   File is missing a copy of the HOI policy.                                                                                                                                                                 2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: File is missing a copy of                                                                                                                                                                                                   -
                                                                                              QM (APOR)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated       the Initial 1003 document.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of       Federal Compliance - TRID Lender Credit Tolerance Violation: Lender Credits initially disclosed as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $-1,296.25  is less than amount of binding Lender Credit previously disclosed in the amount  $-1,318.00 was subsequently disclosed as $-1,296.25 on the Final CD. Variance of $21.75.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                of $-1,318.00. (9300)
243360209 XXX       $XXX      IN    10/XX/2021 8/XX/2021    Primary    Purchase               Non QM       3        C        C        C        C                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    File is missing MI Certificate.                                                    SELLER - GENERAL                                                                                                       3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Loan is AUS Approved with a Loan Designation of                                                                                 GENERAL COMMENT (2022/XX/05): Cert Attached                                                                     TILA ATR/QM
                                                                                                                                                                                                 were not met                                                                                                                                                                COMMENT                                                                                                                                                                            2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    Temporary SHQM but due to missing MI Cert the loan is waterfalling to a Loan Designation of Non QM.
                                                                                                                                                                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                    (2022/XX/05): Cert                                                                                                                                                                 Due Diligence Loan Designation of Non QM.                                                    Federal Compliance - Sole Proprietorship Income Documentation Test: As of the Application date of
                                                                                                                                                                                                 provided                                                                                                                                                                    Attached                                                                                                                                                                           [3] Federal Compliance - Sole Proprietorship Income Documentation Test: Qualified Mortgage   8/XX/21, the latest Tax Return or Tax Return Extension was not provided and the Tax return filing
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL                                                                                                                                                                 (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship).  deadline was due by 5/XX/21
                                                                                                                                                                                                                                                                                                                                                                             COMMENT                                                                                                                                                                            (XXX XXX/Schedule C)                                                                         Federal Compliance - Self-Employed Tax Return Recency: As of the Application date of 8/XX/21, the
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/06): The MI                                                                                                                                                               [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               latest Tax Return or Tax Return Extension was not provided and the Tax return filing deadline was due
                                                                                                                                                                                                                                                                                                                                                                             certificate was                                                                                                                                                                    [2] Federal Compliance - Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank    by 5/XX/21
                                                                                                                                                                                                                                                                                                                                                                             provided evidencing                                                                                                                                                                2014): Self Employed Tax Returns - The business or personal tax returns provided are not the Federal Compliance - Self-Employed Tax Return Recency - ATR: As of the Application date of 8/XX/21, the
                                                                                                                                                                                                                                                                                                                                                                             MI insurance is in                                                                                                                                                                 most recent. Application Date 08/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax   latest Tax Return or Tax Return Extension was not provided and the Tax return filing deadline was due
                                                                                                                                                                                                                                                                                                                                                                             place at origination                                                                                                                                                               Return Due Date 05/XX/2021. (XXX XXX/Schedule C)                                             by 5/XX/21
                                                                                                                                                                                                                                                                                                                                                                             however the monthly                                                                                                                                                                [2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay            Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018
                                                                                                                                                                                                                                                                                                                                                                             premium is not                                                                                                                                                                     (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided Testing: Loan Disclosures: Amount of Estimated Property Costs over Year 1 of $8,873.76  on Final
                                                                                                                                                                                                                                                                                                                                                                             outlined on the                                                                                                                                                                    are not the most recent. Application Date 08/XX/2021,  Most Recent Tax Return End Date       Closing Disclosure provided on 10/06/021 is not accurate. We have calculated/verified in file the
                                                                                                                                                                                                                                                                                                                                                                             certificate. The                                                                                                                                                                   12/XX/2019, Tax Return Due Date 05/XX/2021. (XXX XXX/Schedule C)                             monthly non escrowed is  467.39 X 12 = $5,608.68.
                                                                                                                                                                                                                                                                                                                                                                             premium amount                                                                                                                                                                     [2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -      Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: File is missing the
                                                                                                                                                                                                                                                                                                                                                                             appears on the first                                                                                                                                                               October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of         private mortgage certificate.
                                                                                                                                                                                                                                                                                                                                                                             payment letter, 1008                                                                                                                                                               Escrowed Property Costs over Year 1 of 8,873.76 on Final Closing Disclosure provided on      Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent
                                                                                                                                                                                                                                                                                                                                                                             and/or CD and                                                                                                                                                                      10/XX/2021 not accurate. (Final/10/XX/2021)                                                  Payments: Calculated P&I is 1145.52, and disclosed P&I is 1145.52.
                                                                                                                                                                                                                                                                                                                                                                             matches the amount                                                                                                                                                                 [2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment:           Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing disclosure was
                                                                                                                                                                                                                                                                                                                                                                             calculated from the                                                                                                                                                                TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on  provided 09/XX/2021, Closing date was 10/XX/2021.
                                                                                                                                                                                                                                                                                                                                                                             rates on the                                                                                                                                                                       10/XX/2021 disclosed a mortgage insurance payment for payment stream 1 that does not match   Federal Compliance - TRID Lender Credit Tolerance Violation: File shows lender credits of 0.00, it
                                                                                                                                                                                                                                                                                                                                                                             certificate.                                                                                                                                                                       the actual payment for the loan. (ProjSeq:1/2067412)                                         initially showed them as 1855.00. File does not contain an explanation for this change.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate  Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee Amount
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing    of $160.00 exceeds tolerance of $0.00. File does not contain a valid COC for this fee, nor evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure provided on 10/XX/2021 disclosed a periodic principal and interest payment for    cure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2067413)    Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee Amount
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   of $1370.00 exceeds tolerance of $544.00. File does not contain a valid COC for this fee, nor evidence
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     of cure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/09/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $-1,855.00. (9300)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Re-Inspection Fee.  Fee Amount of $160.00 exceeds tolerance of $0.00.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Insufficient or no cure was provided to the borrower. (75103)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $1,370.00 exceeds tolerance of $544.00.  Insufficient or no cure was provided to the borrower. (7506)
243983875 XXX       $XXX      NY    11/XX/2021 8/XX/2021    Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.                                                                                                                                                                                                          TILA ATR/QM
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.
243241854 XXX       $XXX      VA    10/XX/2021 8/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is      Insufficient coverage provided resulting in shortfall of $15,000. Please provide                                                                                                                          3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: No change                                                                                                                                                                                                   TILA ATR/QM
                                                                                                                                                                                                 insufficient.                                                                            adjusted policy to coer shortfall.                                                                                                                                                                                                                                    Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. of circumstance provided that speaks to fee increase. Insufficient cure provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,704.30 exceeds tolerance of $1,490.00 plus 10% or $1,639.00.  Insufficient or no cure was provided to the borrower. (0)
243405661 XXX       $XXX      NY    9/XX/2021  8/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Seller has not provided Origination Loan                                                                                                                                                                                                            TILA ATR/QM
                                                                                                                                                                                                 closing.: Hazard Insurance Policy Effective Date 10/XX/2021, Disbursement Date:                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Designation
                                                                                                                                                                                                 10/XX/2021                                                                                                                                                                                                                                                                                                                                                     Due Diligence Loan Designation is Non QM.                                                    State Compliance - New York Late Charge Percent Testing: Note states 5% was charged for late fee after
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late 15 days so exceeds max 2%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.
243119745 XXX       $XXX      SC    9/XX/2021  8/XX/2021    Investment Refinance Cash-out -   N/A          2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                                                                                                                                       -
                                                                       Other
243398797 XXX       $XXX      NM    11/XX/2021 8/XX/2021    Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                 [3] Mortgage / Program Eligibility - AUS Findings: Combined High loan to value           This is as a result of the value amount used on the appraisal displayed at $XXX.00                                                                                                                        3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: The seller did not provide a loan designation for                                                                                                                                                                                                   TILA ATR/QM
                                                                       Other                                                                                                                     discrepancy.: Calculated high loan to value percentage of 80.64516% exceeds AUS high     as compared to the $XXX.00 displayed as actual/estimated appraised value on the                                                                                                                                                                                       Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. this loan.
                                                                                                                                                                                                 loan to value percentage of 80.00000%                                                    AUS.                                                                                                                                                                                                                                                                  Due Diligence Loan Designation is Non QM.
                                                                                                                                                                                                 [3] Mortgage / Program Eligibility - AUS Findings: Combined loan to value discrepancy.:  This is as a result of the value amount used on the appraisal displayed at $XXX.00                                                                                                                                                                                    [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                 Calculated combined loan to value percentage of 80.64516% exceeds AUS combined loan to   as compared to the $XXX.00 displayed as actual/estimated appraised value on the
                                                                                                                                                                                                 value percentage of 80.00000%.                                                           AUS.
                                                                                                                                                                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Loan to value discrepancy.: This is as a result of the value amount used on the appraisal displayed at $XXX.00
                                                                                                                                                                                                 Calculated loan to value percentage of 80.64516% exceeds AUS loan to value percentage of as compared to the $XXX.00 displayed as actual/estimated appraised value on the
                                                                                                                                                                                                 80.00000%.                                                                               AUS.
                                                                                                                                                                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided
243674069 XXX       $XXX      NY    10/XX/2021 8/XX/2021    Primary    Refinance Limited      Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.                                                                                                                                                                                                          TILA ATR/QM
                                                                       Cash-out GSE                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. State Compliance - New York Late Charge Percent Testing: Note late charge of 5.00000% exceeds the state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
243928929 XXX       $XXX      VA    11/XX/2021 8/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Credit Documentation - Aged document: Credit Report  is more than 90 days prior to                                                                                                                                                                                                             3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Loan Designation was not provided by the Lender and                                                                                                                                                                                                 TILA ATR/QM
                                                                                                                                                                                                 the note date.: Credit Report: Original // Borrower: XXX                                                                                                                                                                                                                                                                                                       Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. the Due Diligence Loan Designation tested as Non QM.
                                                                                                                                                                                                 [2] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form                                                                                                                                                                                                                                                                             Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not
                                                                                                                                                                                                 1004/70 used for incorrect Subject property type.: Valuation Type: Appraisal / Valuation                                                                                                                                                                                                                                                                       [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               provided to borrower's within time frame prior to closing.
                                                                                                                                                                                                 Report Date: 08/XX/2021 Condo (Low Rise)                                                                                                                                                                                                                                                                                                                       [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: No valid
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     COC or cure was provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/11/XX/2021)                                         Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        COC or cure was provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                of $105.00 exceeds tolerance of $85.00 plus 10% or $93.50.  Insufficient or no cure was      COC or cure was provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided to the borrower. (0)                                                                Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       COC or cure was provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Abstract Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                / Title Search.  Fee Amount of $25.00 exceeds tolerance of $0.00.  Insufficient or no cure   COC or cure was provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                was provided to the borrower. (7598)                                                         Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       COC or cure was provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lender's Title Insurance.  Fee Amount of $335.00 exceeds tolerance of $0.00.  Insufficient   COC or cure was provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                or no cure was provided to the borrower. (7567)                                              Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       COC or cure was provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Insurance Binder Fee.  Fee Amount of $250.00 exceeds tolerance of $0.00.  Insufficient or no COC or cure was provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                cure was provided to the borrower. (7566)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Closing Protection Letter Fee.  Fee Amount of $35.00 exceeds tolerance of $0.00.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Insufficient or no cure was provided to the borrower. (7562)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Settlement / Closing / Escrow Fee.  Fee Amount of $395.00 exceeds tolerance of $0.00.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Insufficient or no cure was provided to the borrower. (7561)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Release Tracking Fee.  Fee Amount of $75.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75217)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Recording Service Fee.  Fee Amount of $50.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75197)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Abstract / Title Search.  Fee Amount of $100.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75178)
243171664 XXX       $XXX      NY    12/XX/2021 8/XX/2021    Primary    Purchase               Non QM       3        C        C        B        B                                                 [3] General - Missing Document: Verification of Non-US Citizen Status not provided       Verification of Non-US Citizen Status not found in the file. Missing the current                                                                                                                          3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.          REVIEWER - CURED COMMENT (2022/XX/09): Sufficient Cure Provided At Closing      GENERAL COMMENT (2022/XX/07): Disagree: The Loan Estimate issued 8/XX/2021 disclosed                            TILA ATR/QM
                                                                                                                                                                                                                                                                                          Visa for both borrowers                                                                                                                                                                                                                                               Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: No  REVIEWER - CURED COMMENT (2022/XX/09): Sufficient Cure Provided At Closing      an decrease in the Lender Credit in the amount of -$80 along with a valid changed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    VCC in loan file to explain change in fees.                                                             REVIEWER - CURED COMMENT (2022/XX/09): Sufficient Cure Provided At Closing      circumstance reason of "Interest rate decreased while rate is floating." Date of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided  Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: No                                                                                 knowledge was 8/XX/2021 and meets 3 day timing requirement. Copy of changed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total      VCC located in loan file explaining appraisal fee re-inspection fee increase.                                                                                                           circumstance is attached. This is not a testing defect so no corrective action is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                amount of $345.00 exceeds tolerance of $259.00 plus 10% or $284.90.  Sufficient or excess    Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: No                                                                                 required.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                cure was provided to the borrower at Closing. (0)                                            VCC located in loan file explaining appraisal fee increase.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Re-Inspection Fee.  Fee Amount of $145.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower at Closing. (75103)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $920.00 exceeds tolerance of $552.00.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
243998739 XXX       $XXX      AZ    12/XX/2021 8/XX/2021    Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.                                                                                                                                                                                                          TILA ATR/QM
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Application / Processing - Missing Document: Missing Lender's Initial 1003: The initial 1003 was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
243902847 XXX       $XXX      PA    9/XX/2021  8/XX/2021    Primary    Purchase               Safe Harbor  3        C        C        B        B                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    Missing MI certificate.                                                            SELLER - GENERAL                                                                                                       3           C           C           B           B           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: The loan was AUS approved however is missing                                                                                    GENERAL COMMENT (2022/XX/05): Cert Attached                                                                     TILA ATR/QM
                                                                                              QM (43-Q)                                                                                          were not met                                                                                                                                                                COMMENT                                                                                                                                                                            2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    the MI cert. Loan is waterfalling to a due diligence loan designation of Safe Harbor QM.
                                                                                                                                                                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                    (2022/XX/05): Cert                                                                                                                                                                 Due Diligence Loan Designation of Safe Harbor QM (43-Q).                                     Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided
                                                                                                                                                                                                 provided                                                                                                                                                                    Attached                                                                                                                                                                           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Within 3 Business Days of Application: List of Homeownership Counseling Organizations not provided to
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL                                                                                                                                                                 [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations   applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                             COMMENT                                                                                                                                                                            Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: File does not evidence the consumer was
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/06): The MI                                                                                                                                                               List of Homeownership Counseling Organizations not provided to applicant within three (3)    provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan
                                                                                                                                                                                                                                                                                                                                                                             certificate was                                                                                                                                                                    business days of application.                                                                application date.
                                                                                                                                                                                                                                                                                                                                                                             provided evidencing                                                                                                                                                                [2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not       Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018
                                                                                                                                                                                                                                                                                                                                                                             MI insurance is in                                                                                                                                                                 evidence the consumer was provided with the right to receive a copy of the Appraisal         Testing: Missing MI certificate to verify MI terms.
                                                                                                                                                                                                                                                                                                                                                                             place at origination                                                                                                                                                               Disclosure within 3 days of the loan application date.                                       Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Missing MI certificate
                                                                                                                                                                                                                                                                                                                                                                             however the monthly                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -      to verify MI terms.
                                                                                                                                                                                                                                                                                                                                                                             premium is not                                                                                                                                                                     October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of         Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent
                                                                                                                                                                                                                                                                                                                                                                             outlined on the                                                                                                                                                                    Escrowed Property Costs over Year 1 of 4,546.44 on Final Closing Disclosure provided on      Payments: Missing MI certificate to verify MI terms.
                                                                                                                                                                                                                                                                                                                                                                             certificate. The                                                                                                                                                                   09/XX/2021 not accurate. (Final/09/XX/2021)                                                  Federal Compliance - TRID Loan Estimate Timing: Loan Estimate not delivered or placed in the mail to
                                                                                                                                                                                                                                                                                                                                                                             premium amount                                                                                                                                                                     [2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment:           Borrower(s) within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                             appears on the first                                                                                                                                                               TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on  Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer
                                                                                                                                                                                                                                                                                                                                                                             payment letter, 1008                                                                                                                                                               09/XX/2021 disclosed a mortgage insurance payment for payment stream 1 that does not match   tax fee increased from $2,110.00 to $4,220.00 at final closing with no valid change of circumstance or
                                                                                                                                                                                                                                                                                                                                                                             and/or CD and                                                                                                                                                                      the actual payment for the loan. (ProjSeq:1/2067366)                                         cure provided for the increase.
                                                                                                                                                                                                                                                                                                                                                                             matches the amount                                                                                                                                                                 [2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate
                                                                                                                                                                                                                                                                                                                                                                             calculated from the                                                                                                                                                                Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing
                                                                                                                                                                                                                                                                                                                                                                             rates on the                                                                                                                                                                       Disclosure provided on 09/XX/2021 disclosed a periodic principal and interest payment for
                                                                                                                                                                                                                                                                                                                                                                             certificate.                                                                                                                                                                       payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2067367)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/08/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Tax.  Fee Amount of $4,220.00 exceeds tolerance of $2,110.00.  Insufficient or no cure was provided to the borrower. (8304)
243161748 XXX       $XXX      NJ    11/XX/2021 10/XX/2021   Primary    Purchase               Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Loan Designation not provided.                                                                                                                                                                                                                      TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Federal Compliance - ARM Disclosure Timing Test: ARM loan program disclosure 11/5/21 not provided to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    the borrower  within 3 days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan  Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                program disclosure not provided to the borrower within three (3) days of application.        Loan Designation not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method    Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the   Costs over Year 1: Non-escrowed Property Costs over Year 1 on closing disclosure does not include
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                lender does not match the ATR payment calculation methods under 1026.43(c)(5).               Hazard premium of $532.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 5,364.00 on Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure provided on 11/XX/2021 not accurate. (Final/11/XX/2021)
243223793 XXX       $XXX      WA    11/XX/2021 8/XX/2021    Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                 [3] Guideline Issue - Aged document: Asset Account date is more than 90 days prior to                                                                                                                                                                                                              3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Please provide Loan Designation                                                                                                                                                                                                                     TILA ATR/QM
                                                                       Other                                                                                                                     Closing.: Financial Institution: XXX // Account Type: Checking / Account Number: XXXX                                                                                                                                                                                                                                                                          Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    unsigned no evidence of earlier receipt.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Loan Estimate is unsigned no
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   evidence of earlier receipt.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Please
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/10/XX/2021)                                         provide post closing CD reflecting cure to borrower, no valid change of circumstance or cure evidenced.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA        Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Please
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Revised Loan Estimate provided on 10/XX/2021 not received by borrower provide post closing CD reflecting cure to borrower, no valid change of circumstance or cure evidenced.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                at least four (4) business days prior to closing. (Interim/10/XX/2021)                       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Please
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        provide post closing CD reflecting cure to borrower, no valid change of circumstance or cure evidenced.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,821.32 exceeds tolerance of $1,571.00 plus 10% or $1,728.10.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Tax.  Fee Amount of $10.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (8304)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Discount Points.  Fee Amount of $200.00 exceeds tolerance of $181.00.  Insufficient or no cure was provided to the borrower. (7200)
243537885 XXX       $XXX      CA    10/XX/2021 8/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Document Error - Hazard Insurance policy does not list Lender or Servicer and its                                                                                                                                                                                                              3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.                                                                                                                                                                                                          TILA ATR/QM
                                                                                                                                                                                                 successors and assigns, per guideline requirements.                                                                                                                                                                                                                                                                                                            Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Federal Compliance - (Missing Data) Last Rate Set Date: Rate Lock Confirmation missing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Fee Tolerance exceeded by $634.70. No evidence of cure provided or Change of Circumstance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,444.45 exceeds tolerance of $577.00 plus 10% or $634.70.  Insufficient or no cure was provided to the borrower. (0)
243045266 XXX       $XXX      TX    10/XX/2021 8/XX/2021    Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                 [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is      HOI coverage is insufficient by $XXX.  Coverage must be at least the lessor of the                                                                                                                        3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.                                                                                                                                                                                                          TILA ATR/QM
                                                                       Home Improvement                                                                                                          insufficient.                                                                            Cost new from the appraisal or the loan amount.  Provide verification of policy                                                                                                                                                                                       Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 not found in
                                                                                                                                                                                                                                                                                          with sufficient coverage OR provide copy of insurer's replacement cost estimate                                                                                                                                                                                       Due Diligence Loan Designation is Non QM.                                                    the file
                                                                                                                                                                                                                                                                                          supporting current coverage amount.                                                                                                                                                                                                                                   [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
243661487 XXX       $XXX      IN    10/XX/2021 8/XX/2021    Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                 [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is      Hazard Policy not provided.                                                                                                                                                                               3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.                                                                                                                                                                                                          TILA ATR/QM
                                                                       Other                                                                                                                     insufficient.                                                                                                                                                                                                                                                                                                                                                  Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: No evidence the borrower
                                                                                                                                                                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                                                                                         Due Diligence Loan Designation is Non QM.                                                    signed a document at closing acknowledging their receipt of the valuation 3 days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/10/XX/2021)
243184014 XXX       $XXX      NY    12/XX/2021 8/XX/2021    Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Loan Designation not provided.                      REVIEWER - CURED COMMENT (2022/XX/08): Sufficient Cure Provided At Closing      GENERAL COMMENT (2022/XX/07): Disagree: Fees that were not disclosed in Section C of                            TILA ATR/QM
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. State Compliance - New York Late Charge Percent Testing: Late charge on Consolidated Note by lender                                                                                     the LE but are added to Section B of the CD and are considered title-related are
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    exceed permitted threshold.  Late charge exceeds max of 2% of amount past due and/or grace period of 15                                                                                 subject to a 10% aggregate baseline tolerance. The Recording Service Fee was added to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late days.                                                                                                                                                                                   Section B of the CD and is a 10% tolerance fee. The 10% tolerance fee total of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                                                                                                                                                                                                          $3,314.30 was not exceeded so no refund is due. This is not a testing defect and no
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided                                                                                                                                                                                         corrective action is required.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $770.00 exceeds tolerance of $509.00.  Sufficient or excess                                                                                                                                                                                            GENERAL COMMENT (2022/XX/07): Disagree: The LE issued 10/XX/2021 disclosed an increase
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                cure was provided to the borrower at Closing. (7506)                                                                                                                                                                                                                                 in the Points from $4,468 to $5,006 along with a valid change circumstance reason of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     "loan amount increased." Date of knowledge was 10/XX/21 and meets three days timing requirement. Copy of changed circumstance is attached. Appraisal Fee increased by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     $261.00 on CD issued 6/XX/2022. Section J of the CD disclosed a $261.00 credit for increase in closing costs to cure the increase in 0% Fees. This is not a testing defect so no corrective action is required.
243075667 XXX       $XXX      ID    12/XX/2021 8/XX/2021    Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                   Hazard insurance was not provided                                                                                                                                                                         3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.          REVIEWER - CURED COMMENT (2022/XX/11): Sufficient Cure Provided within 60 Days                                                                                                                  TILA ATR/QM
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Application / Processing - Missing Document: Missing Lender's Initial 1003: A initial loan application  of Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: The Post Closing CD changed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA:        the escrow figures however the Initial Escrow Account Disclosure reflects what is shown on the Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.   Cd.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure -         Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded.    cure was provided, no COC was provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Total amount of $1,678.00 exceeds tolerance of $1,332.00 plus 10% or $1,465.20.  Sufficient or excess cure was provided to the borrower. (0)
243958627 XXX       $XXX      SD    10/XX/2021 8/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                   Provide most recent homeowners insurance policy on property.                                                                                                                                              3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.                                                                                                                                                                                                          TILA ATR/QM
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Other not provided                      Provide execute appraisal waiver as required by guideline to accept stated value.                                                                                                                                                                                     Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment Test:
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Tax Certificate not provided            Provide tax certificate on property.                                                                                                                                                                                                                                  Due Diligence Loan Designation is Non QM.                                                    Escrow Account section (pg 4) "Initial Escrow Payment" does not match the Section G subtotal (pg 2).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Payment Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided on 10/XX/2021 disclosed the Initial Escrow Payment that does not match the escrow payment disclosed on page 2. (Final/10/XX/2021)
243016602 XXX       $XXX      KS    12/XX/2021 8/XX/2021    Primary    Refinance Cash-out -   Non QM       3        C        C        C        C                                                 [3] Credit Documentation - Aged document: Credit Report  is more than 90 days prior to   Credit report is dated 8/XX/2021. Closing date is 12/XX/2021 which exceeds the                                                                                                                            3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Loan designation of Safe Harbor QM does not                                                                                                                                                                                                     TILA ATR/QM
                                                                       Other                                                                                                                     the note date.: Credit Report: Original // Borrower: XXX, Credit Report: Original //     document expiration of 12/XX/2021.                                                                                                                                                                                                                                    2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan       match Due Diligence Loan Destination of Non QM is due to the missing employment information.
                                                                                                                                                                                                 Borrower: XXX                                                                                                                                                                                                                                                                                                                                                  Designation of Non QM.                                                                       Federal Compliance - QM Employment History: Complete 2 year history was not documented as required per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014):        Appendix Q.  Documentation verifying sole proprietorship employment dates is missing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Employment history requirement not met. (XXX/XXX/11677502)                                   Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: VVOE is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - QM Employment History - Current Employment Documentation lacks Date missing employment dates to verify 2 year current employment requirement.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/XXX/11677501)
243526605 XXX       $XXX      PA    10/XX/2021 8/XX/2021    Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                             3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.                                                                                                                                                                                                          TILA ATR/QM
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
243449542 XXX       $XXX      NY    11/XX/2021 8/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Insurance Documentation - Hazard Insurance Error: Missing HO-6 policy, blanket       No evidence of Walls-in or HO-6 coverage.                                                                                                                                                                 3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: Missing contact                                                                                                                                                                                                        TILA ATR/QM
                                                                                                                                                                                                 hazard insurance policy provided does not contain unit interior coverage.                                                                                                                                                                                                                                                                                      Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. information on final Closing Disclosure.
                                                                                                                                                                                                 [2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note                                                                                                                                                                                                                                                                            Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Missing
                                                                                                                                                                                                 Date.: Hazard Insurance Policy Expiration Date 12/XX/2021, Note Date 11/XX/2021                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Valid Change of Circumstance to justify fee change.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  Valid Change of Circumstance to justify fee change.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                11/XX/2021 did not disclose the required  Lender Contact Information (Lender Name, Lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                NMLS ID, Contact Name, Contact NMLS ID). (Final/11/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Property Costs over Year 1 of 11,578.92 on Final Closing Disclosure provided on 11/XX/2021 not accurate. (Final/11/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,586.06 exceeds tolerance of $580.00 plus 10% or $638.00.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $933.00 exceeds tolerance of $633.00.  Insufficient or no cure was provided to the borrower. (7506)
243660250 XXX       $XXX      CA    10/XX/2021 8/XX/2021    Primary    Refinance Cash-out -   Non QM       3        C        C        C        C                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                             3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Loan is AUS Approved with a Loan Designation of                                                                                                                                                                                                 TILA ATR/QM
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    Temporary SHQM but due to not being eligible under the GSE requirements (application date is on or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation of Fails Temporary (GSE) QM Testing.                          after 7.1.21 or loan was purchased/securitized after 8.31.21) the loan is waterfalling to a Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - Not Eligible to be GSE Temporary QM: Qualified Mortgage: Loan is    Designation of Fails Temporary (GSE) QM Testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                not eligible for Temp QM status under GSE requirements (application date is on or after      Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                7/1/21 or loan was purchased/securitized after 8/31/21).                                     Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         tolerance was exceeded by $63.50 due to increase of recording fee.  No valid COC provided, nor evidence
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. of cure in file. Provide a post-close CD disclosing the tolerance cure to include $63.50, a copy of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               disclosing the changes made.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $223.00 exceeds tolerance of $145.00 plus 10% or $159.50.  Insufficient or no cure was provided to the borrower. (0)
243182880 XXX       $XXX      NY    12/XX/2021 9/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Application / Processing - 1003/Declarations:  F. Are you a co-signer or guarantor   Borrower indicated on the 1003 that they were a co-signer or guarantor for a debt                                                                                                                         3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Originator loan designation was not provided.                                                                                                                                                                                                       TILA ATR/QM
                                                                                                                                                                                                 on any debt or loan that is not disclosed on this application? reflects Yes.  Missing    not listed on the application. No explanation or debt was documented to determine                                                                                                                                                                                     Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. State Compliance - New York Late Charge Percent Testing: The late charge of 5.00% on the note exceeds
                                                                                                                                                                                                 documented and/or does not meet guideline requirements.: Borrower: XXX                   if it needed to be included in the DTI ratio.                                                                                                                                                                                                                         Due Diligence Loan Designation is Non QM.                                                    the state maximum for New York of 2.00%.
                                                                                                                                                                                                 [3] Guideline Issue - Employment was not verified within 10 days of the note date.:      Borrower's employment was not verified within 10 business days of the note date.                                                                                                                                                                                      [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - (Missing Data) Last Rate Set Date: Rate lock date was not provided.
                                                                                                                                                                                                 Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late
                                                                                                                                                                                                 01/XX/2013                                                                                                                                                                                                                                                                                                                                                     charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
243700040 XXX       $XXX      OK    10/XX/2021 8/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        C        C                                                                                                                                                                                                                                                                                                                                                    3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Loan is AUS Approved with a Loan Designation of                                                                                                                                                                                                 TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    Temporary SHQM but due to not being eligible under the GSE requirements (application date is on or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation of Fails Temporary (GSE) QM Testing.                          after 7.1.21 or loan was purchased/securitized after 8.31.21) the loan is waterfalling to a Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - Not Eligible to be GSE Temporary QM: Qualified Mortgage: Loan is    Designation of Fails Temporary (GSE) QM Testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                not eligible for Temp QM status under GSE requirements (application date is on or after      Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                7/1/21 or loan was purchased/securitized after 8/31/21).                                     Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Fee Tolerance exceeded. Total amount of $2,096.00 exceeds tolerance of $978.00 plus 10% or $1,075.80.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Insufficient cure was provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,096.00 exceeds tolerance of $978.00 plus 10% or $1,075.80.  Insufficient or no cure was provided to the borrower. (0)
243078512 XXX       $XXX      IN    10/XX/2021 8/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        C        C                                                                                                                                                                                                                                                                                                                                                    3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Loan is not eligible for Temp QM status under   REVIEWER - CURED COMMENT (2022/XX/11): Sufficient Cure Provided At Closing                                                                                                                      TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    GSE requirements (application date is on or after 7/1/21 or loan was purchased/securitized after
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation of Fails Temporary (GSE) QM Testing.                          8/31/21).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - Not Eligible to be GSE Temporary QM: Qualified Mortgage: Loan is    Federal Compliance - Not Eligible to be GSE Temporary QM: Loan is not eligible for Temp QM status under
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                not eligible for Temp QM status under GSE requirements (application date is on or after      GSE requirements (application date is on or after 7/1/21 or loan was purchased/securitized after
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                7/1/21 or loan was purchased/securitized after 8/31/21).                                     8/31/21).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Appraisal fee was last disclosed as $544.00 on LE but disclosed as $570.00 on Final Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided Provide a post-close CD disclosing the tolerance cure to include $26.00, a copy of refund check, proof
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for        of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changed made
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $570.00 exceeds tolerance of $544.00.  Sufficient or excess    or VCC.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                cure was provided to the borrower at Closing. (7506)
243585252 XXX       $XXX      CA    11/XX/2021 9/XX/2021    Primary    Refinance Cash-out -   Non QM       3        C        C        C        C                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                             3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Loan is AUS Approved with a Loan Designation of                                                                                                                                                                                                 TILA ATR/QM
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    Temporary SHQM but due to not being eligible under the GSE requirements (application date is on or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation of Fails Temporary (GSE) QM Testing.                          after 7.1.21 or loan was purchased/securitized after 8.31.21) the loan is waterfalling to a Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - Not Eligible to be GSE Temporary QM: Qualified Mortgage: Loan is    Designation of Fails Temporary (GSE) QM Testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                not eligible for Temp QM status under GSE requirements (application date is on or after      Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                7/1/21 or loan was purchased/securitized after 8/31/21).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.
243217046 XXX       $XXX      KS    10/XX/2021 9/XX/2021    Primary    Refinance Cash-out -   Non QM       3        C        C        C        C                                                 [3] Guideline Issue - Borrower has been on current job less than 2 years, and prior      Waterfalling to non-QM requirements due to UTD designation, two year history not                                                                                                                          3           C           C           C           C           [3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income  Federal Compliance - QM DTI: Waterfalling to non-QM requirements due to UTD designation, DTI exceeds                                                                                                                                                                                                    TILA ATR/QM
                                                                       Other                                                                                                                     employment history was not documented as required.: Borrower: XXX // Employment Type:    provided.                                                                                                                                                                                                                                                             Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase,      43%.
                                                                                                                                                                                                 Employment / Income Type: Wages / Start Date: 03/XX/2021                                                                                                                                                                                                                                                                                                       guarantee or insurance by the appropriate agency.                                            Federal Compliance - QM Employment History: Borrower Employment history provided does not meet 2 year
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014):        requirement.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Employment history requirement not met. (XXX/XXX/11677514)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
243914197 XXX       $XXX      FL    11/XX/2021 9/XX/2021    Primary    Purchase               Non QM       3        C        C        C        C                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    The required interior/exterior appraisal as required by AUS is missing from the                                                                                                                           3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Failure due to missing appraisal as required by                                                                                                                                                                                                 TILA ATR/QM
                                                                                                                                                                                                 were not met                                                                             file making loan non agency salable.                                                                                                                                                                                                                                  2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    AUS
                                                                                                                                                                                                 [3] Income Eligibility - Borrower has un-audited YTD P&L and does not have 2 months      Failure due to missing full interior/exterior appraisal which is non agency                                                                                                                                                                                           Due Diligence Loan Designation of Non QM.                                                    Federal Compliance - Sole Proprietorship Income Documentation Test: File is missing a copy of the YTD
                                                                                                                                                                                                 business Account statements. (GSE COVID-19): Borrower: XXX // Employment Type:           salable.                                                                                                                                                                                                                                                              [3] Federal Compliance - Sole Proprietorship Income Documentation Test: Qualified Mortgage   Profit Loss statement for the borrower's Real Estate Management income.
                                                                                                                                                                                                 Employment / Income Type: S-Corp (>= 25%) / Start Date: 02/XX/2005                       File is missing a copy of the Appraisal Form 1073 required for Condo transactions                                                                                                                                                                                     (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship).  Application / Processing - Missing Document: Missing Lender's Initial 1003: File is missing a copy of
                                                                                                                                                                                                 [3] Appraisal Documentation - Missing Document: Appraisal not provided                   per AUS.                                                                                                                                                                                                                                                              (XXX XXX/Schedule C)                                                                         the Initial 1003 application executed by the loan originator.
                                                                                                                                                                                                 [3] Document Error - Missing verification of the existance of self-employed business     Failure due to non agency salable.                                                                                                                                                                                                                                    [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: File is
                                                                                                                                                                                                 within 20 days of the Note Date (COVID-19).: Borrower: XXX // Employment Type:           Failure due to missing full interior/exterior appraisal which is non agency                                                                                                                                                                                           [2] Federal Compliance - QM Employment History - Current Employment Documentation lacks Date missing verification of 2 years employment history for the borrower's S Corp income.
                                                                                                                                                                                                 Employment / Income Type: S-Corp (>= 25%) / Start Date: 02/XX/2005, Borrower: XXX //     salable.                                                                                                                                                                                                                                                              Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years     Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided
                                                                                                                                                                                                 Employment Type: Employment / Income Type: Sole Proprietor / Start Date: 01/XX/2019                                                                                                                                                                                                                                                                            current employment. (XXX/XXX/11677519)                                                       Within 3 Business Days of Application: File is missing evidence that that Homeownership Counseling
                                                                                                                                                                                                 Application Date:  09/XX/2021;                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations   Organization Disclosure was provided to the borrower within 3 days of the loan application.
                                                                                                                                                                                                 Application Date:  09/XX/2021;                                                                                                                                                                                                                                                                                                                                 Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: Evidence of borrower's earlier receipt of
                                                                                                                                                                                                 [3] Document Error - Tax Return end date is more than 90 days prior to note date.  P&L                                                                                                                                                                                                                                                                         List of Homeownership Counseling Organizations not provided to applicant within three (3)    the disclosure is missing from the file.
                                                                                                                                                                                                 was not found in file.  (GSE COVID-19): Borrower: XXX // Employment Type: Employment /                                                                                                                                                                                                                                                                         business days of application.                                                                Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All
                                                                                                                                                                                                 Income Type: Sole Proprietor / Start Date: 01/XX/2019 Note Date:  11/XX/2021;                                                                                                                                                                                                                                                                                  [2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not       Parties: Initial Escrow Payment of $576.45 includes 3 months of homeowners insurance of $348.24 and 3
                                                                                                                                                                                                 Calendar End Date:  12/XX/2020;                                                                                                                                                                                                                                                                                                                                evidence the consumer was provided with the right to receive a copy of the Appraisal         months of property taxes of $228.03.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure within 3 days of the loan application date.                                       Federal Compliance - TRID Loan Estimate Timing: File is missing evidence that the Initial Loan Estimate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow    was provided to the borrower within 3 business days of the loan application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure provided on 11/XX/2021 disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (Final/11/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/XX/20/2021)
243282319 XXX       $XXX      MA    12/XX/2021 9/XX/2021    Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                   Evidence of homeowners insurance for the subject property is missing from the                                                                                                                             3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.          SELLER - GENERAL COMMENT (2022/XX/07): Disagree: The LE issued 9/XX/2021        GENERAL COMMENT (2022/XX/07): Disagree: Fees that were not disclosed in Section C of                            TILA ATR/QM
                                                                       Other                                                                                                                                                                                                              file.                                                                                                                                                                                                                                                                 Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. State Compliance - Massachusetts Late Charge Percent Testing: The Note reflects a late charge of 5%,    disclosed a decrease in the Lender Credit from $98 to $0 along with a valid     the LE but are added to Section B of the CD and are considered title-related are
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    which exceeds the state maximum of 3%.                                                                  change circumstance reason of "loan amount decreasing." Date of knowledge was   subject to a 10% aggregate baseline tolerance. The Title-Tax Certificate Fee and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Late Charge Percent Testing: Massachusetts Late Charge: Application / Processing - Missing Document: Missing Lender's Initial 1003: The initial 1003 Loan       9/XX/2021 and meets three days timing requirement. Copy of changed circumstance Title-Document Prep Fee were added to Section B of the CD and are 10% tolerance fees.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Note late charge percent of 5.00000% exceeds the state maximum of 3%.                        Application is missing from the file.                                                                   is attached. This is not a testing defect so no corrective action is required.  The 10% tolerance fee total of $1,578.50 was not exceeded so no refund is due. This is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - (Missing Data) Last Rate Set Date: The file does not contain a rate lock           REVIEWER - GENERAL COMMENT (2022/XX/09): The provided VCC is illegible.  The    not a testing defect and no corrective action is required.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   confirmation.                                                                                           loan amount decrease percentage must match the decrease percentage in the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and      Federal Compliance - TRID Lender Credit Tolerance Violation: The LE disclosed a lender credit of        lender credit or the change is not due to a change in loan amount.  No pricing  GENERAL COMMENT (2022/XX/07): Disagree: The LE issued 9/XX/2021 disclosed a decrease
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.                                    $-98.00 which was not disclosed on the final CD. The file does not contain a valid COC for removing the change was noted in the loan file.  Please provide PCCD, LOE, copy of refund    in the Lender Credit from $98 to $0 along with a valid change circumstance reason of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated       lender credit. No cure was provided at closing.                                                         check, proof of delivery and reopening of RTC.                                  "loan amount decreasing." Date of knowledge was 9/XX/2021 and meets three days timing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10%         SELLER - GENERAL COMMENT (2022/XX/16): Disagree: The COC reason  of "loan       requirement. Copy of changed circumstance is attached. This is not a testing defect so is less than amount of binding Lender Credit previously disclosed in the amount of $-98.00.  tolerance was exceeded by $112 due to the addition of the Document Preparation and Tax Cert fees. No    amount decreased" is considered a valid reason for the decrease in lender       no corrective action is required.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (9300)                                                                                       valid COC provided, nor evidence of cure in file.                                                       credit. Please see attached loan notes from 9/XX/2021 for more details.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure                                                                                                                REVIEWER - GENERAL COMMENT (2022/XX/19): Lender Credit change percentage did    GENERAL COMMENT (2022/XX/16): Disagree: The 10% tolerance fee total of $1,578.50 was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount                                                                                                         not match loan amount change percentage.  Loan decreased by 3.846% but lender   not exceeded so no refund is due. Total aggregate 10% fees from initial LE include
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                of $1,410.00 exceeds tolerance of $1,180.00 plus 10% or $1,298.00.  Insufficient or no cure                                                                                                          credit was eliminated.  No pricing or program change was noted on the VCC.      Settlement fee $400, Courier fee $30, Title - Lender's Title Insurance fee $275,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                was provided to the borrower. (0)                                                                                                                                                                    Cure is required.                                                               Mobile Notary fee $225, Title - Abstract fee $300 and Recording fee $205. XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     SELLER - GENERAL COMMENT (2022/XX/07): Disagree: Fees that were not disclosed   considers all title fees disclosed on the initial LE included in the aggregate 10%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     in Section C of the LE but are added to Section B of the CD and are considered  fees. This is not a testing defect and no corrective action is required.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     title-related are subject to a 10% aggregate baseline tolerance. The Title-Tax
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Certificate Fee and Title-Document Prep Fee were added to Section B of the CD   GENERAL COMMENT (2022/XX/16): Disagree: The COC reason  of "loan amount decreased" is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     and are 10% tolerance fees. The 10% tolerance fee total of $1,578.50 was not    considered a valid reason for the decrease in lender credit. Please see attached loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     exceeded so no refund is due. This is not a testing defect and no corrective    notes from 9/XX/2021 for more details.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     action is required.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     REVIEWER - GENERAL COMMENT (2022/XX/08): SitusAMC agreed that the Title fees are disclosed is in section B of the CD and are considered as 10% tolerance, but  the provider name of the CD not selected from SSPL list and fee was incorrectly disclosed is in section B. However, on Initial LE Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Settlement fee $400, Title - Lender's Title Insurance fee $275, Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Abstract fee $300  and Recording fee $205. The total of 10% tolerance fee on LE is $1,180+10% ($118) = $1,298. whereas on Final CD Title-Settlement fee $325,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Title-Lender title fee $380, Title - Abstract fee $320, Title - Docs prep fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     $50 Title - Tax cert fee $25 and Recording fee $310 on Final CD total of 10%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Tolerance is $1,410. Hence, the fees are exceeds 10% tolerance and refund cure required in the amount of $112. Provide a Corrected CD disclosing the tolerance cure of $112 with copy of the refund check, Proof of mailing, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     SELLER - GENERAL COMMENT (2022/XX/16): Disagree: The 10% tolerance fee total of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     $1,578.50 was not exceeded so no refund is due. Total aggregate 10% fees from initial LE include Settlement fee $400, Courier fee $30, Title - Lender's Title
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Insurance fee $275, Mobile Notary fee $225, Title - Abstract fee $300 and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Recording fee $205. XXX considers all title fees disclosed on the initial LE included in the aggregate 10% fees. This is not a testing defect and no corrective action is required.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     REVIEWER - GENERAL COMMENT (2022/XX/19): Lender states the baseline should be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     $1,578.50 vs SitusAMC calculated amount of $1,180. Lender has included the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Courier fee $30, Mobile Notary fee $225 in the 10% baseline. However, these fees were not charged to the borrower on the Final CD. A creditor should compare the sum of the charges actually paid by or imposed on the consumer with the sum of the estimated charges on the Loan Estimate that are actually performed.  Provide a Corrected CD disclosing the tolerance cure of $112 a copy of the refund check, Proof of mailing, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
243187213 XXX       $XXX      MO    10/XX/2021 9/XX/2021    Primary    Refinance Rate/Term    Safe Harbor  2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier                                                                                                                                                                                                         -
                                                                                              QM (APOR)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   borrower receipt was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/10/XX/2021)
243063258 XXX       $XXX      IL    10/XX/2021 9/XX/2021    Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                 [3] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match       The Hazard Insurance Policy Effective Date is after the later of the note                                                                                                                                 3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Originator Loan Designation not provided.                                                                                           GENERAL COMMENT (2022/XX/07): Disagree: Final disclosed total of payments is                                    TILA ATR/QM
                                                                       Other                                                                                                                     calculated P&I: Note P&I of $533.85 does not match Calculated P&I of $553.84                                                                                                                                                                                                                                                                                   Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Application / Processing - Missing Document: Missing Lender's Initial 1003: initial 1003 is missing                                                                                     $135,205.69. Calculated total of payments is $135,205.60. Total of payments is
                                                                                                                                                                                                 [3] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - (Missing Data) Last Rate Set Date: Initial Rate Lock Date not provided.                                                                                            overstated by $0.09 and is acceptable. Fees include: Points $252.50, Processing
                                                                                                                                                                                                 closing.: Hazard Insurance Policy Effective Date 12/XX/2021, Disbursement Date:                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                       $1,075.00, Tax Service $80.00, Closing/Escrow $250.00, CPL $75.00 and Prepaid Interest
                                                                                                                                                                                                 11/XX/2021                                                                                                                                                                                                                                                                                                                                                     [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial                                                                                                                                                                                           $230.71. Please see attached Brooks calculations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.                                                                                                                                                                                                                            GENERAL COMMENT (2022/XX/07): Disagree: The Note disclosed that the monthly principal and interest payment will be $553.85 throughout the term of the loan, which matches the amount disclosed on the final Closing Disclosure. Information disclosed in the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Projected Payments table is accurate. No corrective action required.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     GENERAL COMMENT (2022/XX/07): Disagree: The Note disclosed that the monthly principal and interest payment will be $553.85 throughout the term of the loan, which matches the amount disclosed on the final Closing Disclosure. No corrective action required.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     GENERAL COMMENT (2022/XX/07): Disagree: Final disclosed finance charge is $33,885.57.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Calculated finance charge is $33,885.48. Finance charge is overstated by $0.09 and is acceptable. Fees include: Points $252.50, Processing $1,075.00, Tax Service $80.00,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Closing/Escrow $250.00, CPL $75.00 and Prepaid Interest $230.71. Please see attached
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Brooks calculations.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     GENERAL COMMENT (2022/XX/07): Disagree: The final Closing Disclosure accurately disclosed that the loan does not have the balloon payment feature. This is not a testing defect and no remediation is required.
243115681 XXX       $XXX      WA    12/XX/2021 9/XX/2021    Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: An Originatior Loan Designation was not provided by                                                                                 GENERAL COMMENT (2022/XX/07): Disagree: Title - Lender's Title Insurance was not held                           TILA ATR/QM
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Seller                                                                                                                                                                                  to a zero percent tolerance. The Title - Lender's Title Insurance was disclosed in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Title fees                                                                                  section C of the Initial LE and moved to section B on the Consummation CD. As such it
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        were disclosed in Section B which are tested at 10% tolerance. Provider listed on SSPL is XXX.  Fees on                                                                                 is part of the aggregate ten percent fees. Aggregate ten percent baseline established
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount CD were paid to First American Title.  Appears borrower shopped for title fees.                                                                                                         from the LE was $2,009.00. Final ten percent fees total included on the CD was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                of $2,131.82 exceeds tolerance of $1,829.00 plus 10% or $2,011.90.  Insufficient or no cure                                                                                                                                                                                          $2131.82. Does not exceed the 10% allowable threshold. This is not a testing defect so
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                was provided to the borrower. (0)                                                                                                                                                                                                                                                    no corrective action is required.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     GENERAL COMMENT (2022/XX/07): Disagree: Title - Settlement/Closing/Escrow fee was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     held to a zero percent tolerance. The Title - Settlement/Closing/Escrow fee was disclosed in section C of the Initial LE and moved to section B on the Consummation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     CD. As such it is part of the aggregate ten percent fees. Aggregate ten percent baseline established from the LE was $2,009.00. Final ten percent fees total included on the CD was $2131.82. Does not exceed the 10% allowable threshold. This is not a testing defect so no corrective action is required.
243287514 XXX       $XXX      TX    12/XX/2021 9/XX/2021    Primary    Purchase               Safe Harbor  2        B        B        B        B                                                 [3] Income Documentation - Income Docs Missing:: Borrower: XXX WVOE - Includes Income    WVOE with income not provided.                                                     SELLER - GENERAL                                                                                                       2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Lender initial Application  SELLER - GENERAL COMMENT (2022/XX/07): Disagree: Per XXX internal systems       GENERAL COMMENT (2022/XX/05): Cert Attached                                                                     -
                                                                                              QM (APOR)                                                                                          [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is      HOI coverage is insufficient by $XXX.  Provide updated policy reflecting minimum   COMMENT                                                                                                                                                                            [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations   not provided.                                                                                           initial application date (RESPA/REG B timer restarted) was 10/XX/2021. Initial
                                                                                                                                                                                                 insufficient.                                                                            coverage of $XXX OR provide copy of insurer's replacement cost estimate supporting (2022/XX/05): Cert                                                                                                                                                                 Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided     LE was disclosed timely on 10/XX/2021. Pre-approval occurred on 9/XX/2021 but   GENERAL COMMENT (2022/XX/07): Disagree: Per XXX internal systems initial application
                                                                                                                                                                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not current  coverage amount.                                                          Attached                                                                                                                                                                           List of Homeownership Counseling Organizations not provided to applicant within three (3)    Within 3 Business Days of Application: List of Homeownership Counseling Organizations not provided to   all 6 of the required pieces of information were not present until 10/XX/2021.  date (RESPA/REG B timer restarted) was 10/XX/2021. Initial LE was disclosed timely on
                                                                                                                                                                                                 provided                                                                                 Mortgage Insurance Certificate not provided.                                       REVIEWER - GENERAL                                                                                                                                                                 business days of application.                                                                applicant within three (3) business days of application.                                                This is not a testing defect. No corrective action required. Please see         10/XX/2021. Pre-approval occurred on 9/XX/2021 but all 6 of the required pieces of
                                                                                                                                                                                                                                                                                                                                                                             COMMENT                                                                                                                                                                            [2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not       Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: File does not evidence the consumer was   attached document.                                                              information were not present until 10/XX/2021. This is not a testing defect. No
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/06): The MI                                                                                                                                                               evidence the consumer was provided with the right to receive a copy of the Appraisal         provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan         REVIEWER - GENERAL COMMENT (2022/XX/09): Provided documentation in the loan     corrective action required. Please see attached document.
                                                                                                                                                                                                                                                                                                                                                                             certificate was                                                                                                                                                                    Disclosure within 3 days of the loan application date.                                       application date.                                                                                       file and trailing documents is insufficient.  Please provide 1003 showing date
                                                                                                                                                                                                                                                                                                                                                                             provided evidencing                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of            Federal Compliance - TRID Loan Estimate Timing: Loan Estimate not delivered or placed in the mail to    loan officer had the required 6 pieces of information or a screen shot showing  GENERAL COMMENT (2022/XX/07): Disagree: Final Closing Disclosure provided on
                                                                                                                                                                                                                                                                                                                                                                             MI insurance is in                                                                                                                                                                 Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan             Borrower(s) within three (3) business days of application.                                              initial application date.  Provided document shows dates initial disclosure     12/XX/2021 Loan Disclosures Will Have section on page 4 disclosed the Initial Escrow
                                                                                                                                                                                                                                                                                                                                                                             place at origination                                                                                                                                                               Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 0.00 on Final Closing                                                                                                              sent and when timer was started not when application was received.              Payment as $1,559.04; which is consistent with the escrow payment disclosed in section
                                                                                                                                                                                                                                                                                                                                                                             however the monthly                                                                                                                                                                Disclosure provided on 12/XX/2021 not accurate. (Final/12/XX/2021)                                                                                                                                   REVIEWER - CURED COMMENT (2022/XX/11): Sufficient Cure Provided At Closing      G on page 2.
                                                                                                                                                                                                                                                                                                                                                                             premium is not                                                                                                                                                                     [2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -
                                                                                                                                                                                                                                                                                                                                                                             outlined on the                                                                                                                                                                    October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of
                                                                                                                                                                                                                                                                                                                                                                             certificate. The                                                                                                                                                                   Escrowed Property Costs over Year 1 of 8,584.44 on Final Closing Disclosure provided on
                                                                                                                                                                                                                                                                                                                                                                             premium amount                                                                                                                                                                     12/XX/2021 not accurate. (Final/12/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                             appears on the first                                                                                                                                                               [2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan
                                                                                                                                                                                                                                                                                                                                                                             payment letter, 1008                                                                                                                                                               Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days
                                                                                                                                                                                                                                                                                                                                                                             and/or CD and                                                                                                                                                                      of application. (Initial/10/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                             matches the amount                                                                                                                                                                 [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided
                                                                                                                                                                                                                                                                                                                                                                             calculated from the                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                             rates on the                                                                                                                                                                       Appraisal Fee.  Fee Amount of $1,565.00 exceeds tolerance of $667.00.  Sufficient or excess
                                                                                                                                                                                                                                                                                                                                                                             certificate.                                                                                                                                                                       cure was provided to the borrower at Closing. (7506)
243136427 XXX       $XXX      NC    12/XX/2021 9/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        C        C                                                                                                                                                                                                                                                                                                                                                    3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Loan designations were not provided. The                                                                                                                                                                                                        TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    documentation in the file indicates loan is Agency Safe Harbor. Temp SHQM was utilized.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation of Fails Temporary (GSE) QM Testing.                          Federal Compliance - Not Eligible to be GSE Temporary QM: Loan designations were not provided. The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - Not Eligible to be GSE Temporary QM: Qualified Mortgage: Loan is    documentation in the file indicates loan is Agency Safe Harbor. Temp SHQM was utilized.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                not eligible for Temp QM status under GSE requirements (application date is on or after      Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                7/1/21 or loan was purchased/securitized after 8/31/21).                                     State Compliance - North Carolina First Lien Late Charge Percent Testing: Note late charge is 15 days
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         at 5%. NC state maximum is 4%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.
243415153 XXX       $XXX      CO    10/XX/2021 9/XX/2021    Primary    Refinance Cash-out -   Safe Harbor  1        A        A        A        A                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                             1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Other                  QM (APOR)
243019745 XXX       $XXX      NY    11/XX/2021 9/XX/2021    Primary    Refinance Cash-out -   Non QM       3        C        C        C        C                                                 [3] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after                                                                                                                                                                                                                    3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Loan is AUS Approved with a Loan Designation of                                                                                                                                                                                                 TILA ATR/QM
                                                                       Other                                                                                                                     closing.: Hazard Insurance Policy Effective Date 11/XX/2021, Disbursement Date:                                                                                                                                                                                                                                                                                2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    Temporary SHQM but due to not being eligible under the GSE requirements (application date is on or
                                                                                                                                                                                                 11/XX/2021                                                                                                                                                                                                                                                                                                                                                     Due Diligence Loan Designation of Fails Temporary (GSE) QM Testing.                          after 7.1.21 or loan was purchased/securitized after 8.31.21) the loan is waterfalling to a Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - Not Eligible to be GSE Temporary QM: Qualified Mortgage: Loan is    Designation of Fails Temporary (GSE) QM Testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                not eligible for Temp QM status under GSE requirements (application date is on or after      Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                7/1/21 or loan was purchased/securitized after 8/31/21).                                     Federal Compliance - ARM Disclosure Status Test: Provide copy of executed ARM Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - CHARM Booklet Disclosure Status: Provide evidence of receipt of Charm Booklet.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Origination Designation is UTD per client.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan  Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                program disclosure not provided to the borrower.                                             copy of Homeownership Counselling List Status..
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure:      Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. Testing: Origination Designation is UTD per client.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Homeownership Counseling Organizations to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Escrowed Property Costs over Year 1 of 10,959.60 on Final Closing Disclosure provided on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                11/XX/2021 not accurate. (Final/11/XX/2021)
243431246 XXX       $XXX      FL    2/XX/2022  12/XX/2021   Primary    Purchase               Safe Harbor  1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                                              QM (APOR)
243146429 XXX       $XXX      IL    11/XX/2021 9/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        C        C                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not AUS indicated no cash out and the borrower received total cash out of $25,766.95.  SELLER - GENERAL                                                                                                       3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Loan is not eligible for Temp QM status under                                                                                   GENERAL COMMENT (2022/XX/05): Cert Attached                                                                     TILA ATR/QM
                                                                                                                                                                                                 provided                                                                                                                                                                    COMMENT                                                                                                                                                                            2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    GSE requirements (application date is on or after 7/1/21 or loan was purchased/securitized after
                                                                                                                                                                                                 [3] Guideline Issue - Refi Purpose reflects Rate/Term and cash out greater than the                                                                                         (2022/XX/05): Cert                                                                                                                                                                 Due Diligence Loan Designation of Fails Temporary (GSE) QM Testing.                          8/31/21).
                                                                                                                                                                                                 greater of 1% of the loan amount or $2000.: Cash to Borrower:  $25,766.95; Total Cash                                                                                       Attached                                                                                                                                                                           [3] Federal Compliance - Not Eligible to be GSE Temporary QM: Qualified Mortgage: Loan is    Federal Compliance - Not Eligible to be GSE Temporary QM: Loan is not eligible for Temp QM status under
                                                                                                                                                                                                 Out:    $25,766.95;  Refi Purpose:  Rate/Term                                                                                                                               REVIEWER - GENERAL                                                                                                                                                                 not eligible for Temp QM status under GSE requirements (application date is on or after      GSE requirements (application date is on or after 7/1/21 or loan was purchased/securitized after
                                                                                                                                                                                                                                                                                                                                                                             COMMENT                                                                                                                                                                            7/1/21 or loan was purchased/securitized after 8/31/21).                                     8/31/21).
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/06): The MI                                                                                                                                                               [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.
                                                                                                                                                                                                                                                                                                                                                                             certificate was                                                                                                                                                                    Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Federal Compliance - (Missing Data) Last Rate Set Date: Rate Lock not provided.
                                                                                                                                                                                                                                                                                                                                                                             provided evidencing                                                                                                                                                                Due Diligence Loan Designation is Non QM.
                                                                                                                                                                                                                                                                                                                                                                             MI insurance is in                                                                                                                                                                 [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                             place at origination                                                                                                                                                               [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                                                                                                                                                                                                                                                                                                             however the monthly                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                             premium is not                                                                                                                                                                     Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                             outlined on the
                                                                                                                                                                                                                                                                                                                                                                             certificate. The
                                                                                                                                                                                                                                                                                                                                                                             premium amount
                                                                                                                                                                                                                                                                                                                                                                             appears on the first
                                                                                                                                                                                                                                                                                                                                                                             payment letter, 1008
                                                                                                                                                                                                                                                                                                                                                                             and/or CD and
                                                                                                                                                                                                                                                                                                                                                                             matches the amount
                                                                                                                                                                                                                                                                                                                                                                             calculated from the
                                                                                                                                                                                                                                                                                                                                                                             rates on the
                                                                                                                                                                                                                                                                                                                                                                             certificate.
243932298 XXX       $XXX      CA    11/XX/2021 10/XX/2021   Primary    Refinance Cash-out -   Safe Harbor  2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within                                                                                                                                                                                                  -
                                                                       Other                  QM (APOR)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not   3 Business Days of Application: ABA is dated 10/27/21, application date is 10/4/21.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
243366795 XXX       $XXX      NY    12/XX/2021 10/XX/2021   Second     Purchase               Non QM       3        C        C        C        C                                                                                                                                                                                                                                                                                                                                                    3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Loan is not eligible for Temp QM status under   REVIEWER - CURED COMMENT (2022/XX/08): Sufficient Cure Provided At Closing      GENERAL COMMENT (2022/XX/07): Disagree: The Title-Tax Certificate fee for $51.03 added                          TILA ATR/QM
                                                            Home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    GSE requirements (application date is on or after 7/1/21 or loan was purchased/securitized after                                                                                        on CD Date Issued 12/XX/2021 would be considered an unlimited fee. The Title-Tax
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation of Fails Temporary (GSE) QM Testing.                          8/31/21).                                                                                                                                                                               Certificate fee was not disclosed on the initial LE and was added to section C on the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - Not Eligible to be GSE Temporary QM: Qualified Mortgage: Loan is    Federal Compliance - Not Eligible to be GSE Temporary QM: Loan is not eligible for Temp QM status under                                                                                 CD. Title fees originally disclosed in section C of the LE that remain in section C on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                not eligible for Temp QM status under GSE requirements (application date is on or after      GSE requirements (application date is on or after 7/1/21 or loan was purchased/securitized after                                                                                        the CD or title fees that are added to section C on the CD are held to an unlimited
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                7/1/21 or loan was purchased/securitized after 8/31/21).                                     8/31/21).                                                                                                                                                                               tolerance. This puts the fee into the unlimited category. This is not a testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.                                                                                          defect, so no corrective action is required.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                                                                                                                                                                                                            GENERAL COMMENT (2022/XX/07): Disagree: Ten percent fee increased outside of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                       allowable tolerance by $91.10. Over tolerance cure for the increase in closing costs
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided                                                                                                                                                                                          above legal limit in the amount of $91.10 is present within section J and remedies the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total                                                                                                                                                                                              unacceptable increase in the Ten Percent fee.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                amount of $376.00 exceeds tolerance of $259.00 plus 10% or $284.90.  Sufficient or excess cure was provided to the borrower at Closing. (0)
243280173 XXX       $XXX      TN    11/XX/2021 10/XX/2021   Second     Refinance Rate/Term    Non QM       3        C        C        C        C                                                 [3] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial   File only contains a 1 month statement. AUS does not specify the amount of months                                                                                                                         3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Loan designations were not provided. The                                                                                                                                                                                                        TILA ATR/QM
                                                            Home                                                                                                                                 Institution: XXX // Account Type: Checking / Account Number: XXXX, Financial             required.                                                                                                                                                                                                                                                             2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    documentation in the file indicates loan is Agency Safe Harbor. Temp SHQM was utilized.
                                                                                                                                                                                                 Institution: XXX // Account Type: Savings / Account Number: XXXX, Financial Institution:                                                                                                                                                                                                                                                                       Due Diligence Loan Designation of Fails Temporary (GSE) QM Testing.                          Federal Compliance - Not Eligible to be GSE Temporary QM: Loan designations were not provided. The
                                                                                                                                                                                                 XXX // Account Type: Checking / Account Number: XXXX                                                                                                                                                                                                                                                                                                           [3] Federal Compliance - Not Eligible to be GSE Temporary QM: Qualified Mortgage: Loan is    documentation in the file indicates loan is Agency Safe Harbor. Temp SHQM was utilized.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                not eligible for Temp QM status under GSE requirements (application date is on or after      Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                7/1/21 or loan was purchased/securitized after 8/31/21).                                     Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: The file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         was missing a copy of the executed Affiliated Business Arrangement Disclosure or proof of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. borrower's electronic receipt of the disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure to borrower.
243771666 XXX       $XXX      CA    1/XX/2022  9/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        C        C                                                                                                                                                                                                                                                                                                                                                    3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Loan is AUS Approved with a Loan Designation of                                                                                                                                                                                                 TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    Temporary SHQM but due to not being eligible under the GSE requirements (application date is on or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation of Fails Temporary (GSE) QM Testing.                          after 7.1.21 or loan was purchased/securitized after 8.31.21) the loan is waterfalling to a Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - Not Eligible to be GSE Temporary QM: Qualified Mortgage: Loan is    Designation of Fails Temporary (GSE) QM Testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                not eligible for Temp QM status under GSE requirements (application date is on or after      Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                7/1/21 or loan was purchased/securitized after 8/31/21).                                     Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Appraisal provided to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         borrower prior to date performed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    3 Business Days of Application: Disclosure not provided within 3 days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/12/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
243641440 XXX       $XXX      MN    12/XX/2021 10/XX/2021   Primary    Refinance Cash-out -   Non QM       3        C        C        C        C                                                                                                                                                                                                                                                                                                    [3] Appraisal    422 was missing                3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Loan designations were not provided. The                                                                                                                                                                                                        TILA ATR/QM
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                        Documentation -  from file                                                                                  2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    documentation in the file indicates loan is Agency Safe Harbor. Temp SHQM was utilized.
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Missing                                                                                                     Due Diligence Loan Designation of Fails Temporary (GSE) QM Testing.                          Federal Compliance - Not Eligible to be GSE Temporary QM: Loan designations were not provided. The
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Document:                                                                                                   [3] Federal Compliance - Not Eligible to be GSE Temporary QM: Qualified Mortgage: Loan is    documentation in the file indicates loan is Agency Safe Harbor. Temp SHQM was utilized.
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Appraisal was                                                                                               not eligible for Temp QM status under GSE requirements (application date is on or after      Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.
                                                                                                                                                                                                                                                                                                                                                                                                                                                    made "subject                                                                                               7/1/21 or loan was purchased/securitized after 8/31/21).                                     Application / Processing - Missing Document: Missing Lender's Initial 1003: File is missing the lenders
                                                                                                                                                                                                                                                                                                                                                                                                                                                    to" and Form                                                                                                [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         missing application
                                                                                                                                                                                                                                                                                                                                                                                                                                                    1004D/442 was                                                                                               Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                    not provided.:                                                                                              Due Diligence Loan Designation is Non QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Valuation Type:                                                                                             [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Appraisal /
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Valuation Report
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date: 11/XX/2021
243904726 XXX       $XXX      KY    11/XX/2021 10/XX/2021   Primary    Refinance Cash-out -   Non QM       3        C        C        C        C                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                             3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Loan is AUS Approved with a Loan Designation of                                                                                                                                                                                                 TILA ATR/QM
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    Temporary SHQM but due to not being eligible under the GSE requirements (application date is on or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation of Fails Temporary (GSE) QM Testing.                          after 7.1.21 or loan was purchased/securitized after 8.31.21) the loan is waterfalling to a Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - Not Eligible to be GSE Temporary QM: Qualified Mortgage: Loan is    Designation of Fails Temporary (GSE) QM Testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                not eligible for Temp QM status under GSE requirements (application date is on or after      Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                7/1/21 or loan was purchased/securitized after 8/31/21).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
243100176 XXX       $XXX      NC    12/XX/2021 10/XX/2021   Primary    Refinance Rate/Term    Non QM       3        C        C        C        C                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                             3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Loan is AUS Approved with a Loan Designation of REVIEWER - CURED COMMENT (2022/XX/08): Sufficient Cure Provided At Closing      GENERAL COMMENT (2022/XX/07): Disagree: Zero percent Appraisal fee increased outside                            TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    Temporary SHQM but due to not being eligible under the GSE requirements (application date is on or                                                                                      of the allowable tolerance by $780. Over tolerance cure for the increase in closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation of Fails Temporary (GSE) QM Testing.                          after 7.1.21 or loan was purchased/securitized after 8.31.21) the loan is waterfalling to a Loan                                                                                        costs above legal limit in the amount of $780 is present within section J and remedies
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - Not Eligible to be GSE Temporary QM: Qualified Mortgage: Loan is    Designation of Fails Temporary (GSE) QM Testing.                                                                                                                                        the unacceptable increase in the Credit Report fee.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                not eligible for Temp QM status under GSE requirements (application date is on or after      Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                7/1/21 or loan was purchased/securitized after 8/31/21).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $1,420.00 exceeds tolerance of $640.00.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
243876610 XXX       $XXX      OR    11/XX/2021 10/XX/2021   Primary    Refinance Rate/Term    Non QM       3        C        C        C        C                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                             3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Loan is AUS Approved with a Loan Designation of                                                                                                                                                                                                 TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    Temporary SHQM but due to not being eligible under the GSE requirements (application date is on or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation of Fails Temporary (GSE) QM Testing.                          after 7.1.21 or loan was purchased/securitized after 8.31.21) the loan is waterfalling to a Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - Not Eligible to be GSE Temporary QM: Qualified Mortgage: Loan is    Designation of Fails Temporary (GSE) QM Testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                not eligible for Temp QM status under GSE requirements (application date is on or after      Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                7/1/21 or loan was purchased/securitized after 8/31/21).                                     Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: The file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         was missing a copy of the executed Affiliated Business Arrangement Disclosure or proof of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. borrower's electronic receipt of the disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure       Discount Points Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement     fee, nor evidence of cure.  Provide a post-close CD disclosing the tolerance cure to include $99.38, a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure to borrower.                                                                      copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       disclosing the changes made.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Discount Points.  Fee Amount of $99.38 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
243710730 XXX       $XXX      MA    11/XX/2021 10/XX/2021   Primary    Refinance Rate/Term    Non QM       3        C        C        C        C                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    Loan file missing initial Loan Application and hazard insurance.                                                                                                                                          3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Due Diligence Loan Designation is Non QM                                                                                                                                                                                                        TILA ATR/QM
                                                                                                                                                                                                 were not met                                                                             Waterfall finding due to missing initial Loan Application and hazard insurance                                                                                                                                                                                        2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    because of missing documentation and excessive debt ratio. (see additional exceptions)
                                                                                                                                                                                                 [3] Guideline Issue - Borrower has been on current job less than 2 years, and prior      which forces loan to straight QM/Appendix Q Testing. Missing two years                                                                                                                                                                                                Due Diligence Loan Designation of Non QM.                                                    Federal Compliance - Commission Paystub Timing: Waterfall finding due to missing initial Loan
                                                                                                                                                                                                 employment history was not documented as required.: Borrower: XXX // Employment Type:    verification of prior employment for the borrower.                                                                                                                                                                                                                    [3] Federal Compliance - Commission Paystub Timing: Qualified Mortgage (Dodd-Frank 2014):    Application and hazard insurance which forces loan to straight QM/Appendix Q Testing. Missing 30 days
                                                                                                                                                                                                 Employment / Income Type: Wages / Start Date: 08/XX/2021                                 Please provide evidence of sufficient hazard coverage.                                                                                                                                                                                                                Commission income. Missing date of most recent paystub. (XXX XXX/Commission)                 paystubs dated no more than 30 days prior to the application date.
                                                                                                                                                                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                                                                                         [3] Federal Compliance - Commission Tax Documentation: Qualified Mortgage (Dodd-Frank 2014): Federal Compliance - Commission Tax Documentation: Waterfall finding due to missing initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Commission income missing two years consecutive signed tax returns or tax transcripts (XXX   Application and hazard insurance which forces loan to straight QM/Appendix Q Testing. Missing two years
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                XXX/Commission)                                                                              consecutive signed tax returns or tax transcripts.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income  Federal Compliance - QM DTI: Waterfall finding due to missing initial Loan Application and hazard
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase,      insurance which forces loan to straight QM/Appendix Q Testing. Loan debt ratio of 46.67% exceeds QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                guarantee or insurance by the appropriate agency.                                            debt ratio of 43%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014):        Federal Compliance - QM Employment History: Waterfall finding due to missing initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Employment history requirement not met. (XXX/XXX/11677562)                                   and hazard insurance which forces loan to straight QM/Appendix Q Testing. Missing two years
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Late Charge Percent Testing: Massachusetts Late Charge: verification of prior employment for the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Note late charge percent of 5.00000% exceeds the state maximum of 3%.                        State Compliance - Massachusetts Late Charge Percent Testing: Late Charge exceeds state allowable of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               3.00%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA:        Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: The initial deposit for the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.   escrow account, per the final Closing Disclosure is $2,213.47, however page 4 of the final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow    Disclosure and the Initial Escrow Account Disclosure reflect $1,116.70. Please provide corrected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Payment Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure  Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided on 11/XX/2021 disclosed the Initial Escrow Payment that does not match the escrow   Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment Test:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                payment disclosed on page 2. (Final/11/XX/2021)                                              Page 2 of the final Closing Disclosure indicated an initial payment to escrow of $2,213.47; however,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        page 4 of the same Closing Disclosure indicated an initial escrow payment of only $1,116.70.  Please
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount provide corrected Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                of $1,465.00 exceeds tolerance of $955.00 plus 10% or $1,050.50.  Insufficient or no cure    Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                was provided to the borrower. (0)                                                            cumulative fees subject to the 10% tolerance increased above the allowable amount due to increases in the Settlement Fee and the fee for Lender's Title Insurance on the 11/16/22 Closing Disclosure.  Please
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             provide a valid change of circumstance for the increased fees or evidence of a tolerance cure.
243842932 XXX       $XXX      FL    2/XX/2022  10/XX/2021   Primary    Refinance Cash-out -   Non QM       3        C        C        C        C                                                                                                                                                                                                                                                                                                                                                    3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Loan is AUS Approved with a Loan Designation of                                                                                                                                                                                                 TILA ATR/QM
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    Temporary SHQM but due to not being eligible under the GSE requirements (application date is on or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation of Fails Temporary (GSE) QM Testing.                          after 7.1.21 or loan was purchased/securitized after 8.31.21) the loan is waterfalling to a Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - Not Eligible to be GSE Temporary QM: Qualified Mortgage: Loan is    Designation of Fails Temporary (GSE) QM Testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                not eligible for Temp QM status under GSE requirements (application date is on or after      Federal Compliance - Not Eligible to be GSE Temporary QM: Loan is AUS Approved with a Loan Designation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                7/1/21 or loan was purchased/securitized after 8/31/21).                                     of Temporary SHQM but due to not being eligible under the GSE requirements (application date is on or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         after 7.1.21 or loan was purchased/securitized after 8.31.21) the loan is waterfalling to a Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Designation of Fails Temporary (GSE) QM Testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -      Testing: Verified property costs are $9733.20 for the year, where escrowed property costs on the CD are
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of         estimated to be $9837.36 yearly
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Escrowed Property Costs over Year 1 of 9,837.36 on Final Closing Disclosure provided on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                02/XX/2022 not accurate. (Final/02/XX/2022)
243089162 XXX       $XXX      MO    11/XX/2021 10/XX/2021   Primary    Refinance Cash-out -   Non QM       3        C        C        C        C                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                             3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Loan is Approved with a Loan Designation of                                                                                                                                                                                                     TILA ATR/QM
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    SHQM (APOR) but due to the APR discrepancy, the loan is waterfalling to a Loan Designation of Higher
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation of Fails Temporary (GSE) QM Testing.                          Priced QM (APOR).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - Not Eligible to be GSE Temporary QM: Qualified Mortgage: Loan is    Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                not eligible for Temp QM status under GSE requirements (application date is on or after      Application / Processing - Missing Document: Missing Lender's Initial 1003: File is missing signed and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                7/1/21 or loan was purchased/securitized after 8/31/21).                                     dated Initial 1003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $990.00 exceeds tolerance of $595.00.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Insufficient or no cure was provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Percent Fee Tolerance exceeded for Rate Lock Fee. Fee Amount of $528.00 exceeds tolerance of $0.00.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for          Insufficient or no cure was provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $990.00 exceeds tolerance of $595.00.  Insufficient or no cure was provided to the borrower. (7506)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lock Fee.  Fee Amount of $528.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7335)
243370748 XXX       $XXX      LA    1/XX/2022  10/XX/2021   Primary    Refinance Cash-out -   Non QM       3        C        C        C        C                                                                                                                                                                                                                                                                                                                                                    3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Loan is not eligible for Temp QM status under                                                                                                                                                                                                   TILA ATR/QM
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    GSE requirements (application date is on or after 7/1/21 or loan was purchased/securitized after
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation of Fails Temporary (GSE) QM Testing.                          8/31/21).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - Not Eligible to be GSE Temporary QM: Qualified Mortgage: Loan is    Federal Compliance - Not Eligible to be GSE Temporary QM: Loan is not eligible for Temp QM status under
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                not eligible for Temp QM status under GSE requirements (application date is on or after      GSE requirements (application date is on or after 7/1/21 or loan was purchased/securitized after
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                7/1/21 or loan was purchased/securitized after 8/31/21).                                     8/31/21).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
243838463 XXX       $XXX      NY    2/XX/2022  10/XX/2021   Second     Purchase               Safe Harbor  3        C        C        B        B                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    All DU conditions were not met due to missing the Private Mortgage Insurance                                                                                                                              3           C           C           B           B           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Subject loan does not meet the requirements of                                                                                                                                                                                                  TILA ATR/QM
                                                            Home                              QM (43-Q)                                                                                          were not met                                                                             Certificate as required by DU Condition #17.                                                                                                                                                                                                                          2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    Temporary SHQM (GSE/Agency Eligible) due to missing the Private Mortgage Insurance Certificate and all
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation of Safe Harbor QM (43-Q).                                     DU conditions not being met.
243305396 XXX       $XXX      MN    12/XX/2021 11/XX/2021   Primary    Purchase               Safe Harbor  2        B        B        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                   Missing the master insurance policy.                                                                                                                                                                      2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                                                                                                                                       -
                                                                                              QM (APOR)
243999012 XXX       $XXX      NE    4/XX/2022  2/XX/2022    Primary    Purchase               Safe Harbor  3        C        C        B        B                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    Loan file missing initial Loan Application.                                                                                                                                                               3           C           C           B           B           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Due Diligence Loan Designation is Safe Harbor                                                                                                                                                                                                   TILA ATR/QM
                                                                                              QM (43-Q)                                                                                          were not met                                                                             Loan defaulting to QM requirements. Please provide a Verbal Verification of                                                                                                                                                                                           2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    QM because the initial Loan Application is missing and the loan is defaulting to QM requirements.
                                                                                                                                                                                                 [3] Income Documentation - The verification of employment is not within 10 business days Employment dated no more than 10 days prior to the Note date.                                                                                                                                                                                                         Due Diligence Loan Designation of Safe Harbor QM (43-Q).                                     Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start  Loan defaulting to QM requirements. Please provide a Verbal Verification of                                                                                                                                                                                           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Date Info: Loan defaulting to QM requirements. Please provide a Verbal Verification of Employment dated
                                                                                                                                                                                                 Date: 11/XX/2021                                                                         Employment dated no more than 10 days prior to the Note date.                                                                                                                                                                                                         [2] Federal Compliance - QM Employment History - Current and/or Previous Employment          no more than 10 days prior to the Note date.
                                                                                                                                                                                                 [3] Income Documentation - The verification of employment is not within 10 business days Loan defaulting to QM requirements. Please provide a Verbal Verification of                                                                                                                                                                                           Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment      Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start  Employment dated no more than 10 days prior to the Note date.                                                                                                                                                                                                         Dates to verify two years employment history for current and/or prior employment.            Date Info: Loan defaulting to QM requirements. Please provide a Verbal Verification of Employment dated
                                                                                                                                                                                                 Date: 05/XX/2014                                                                                                                                                                                                                                                                                                                                               (XXX/XXX/11677573)                                                                           no more than 10 days prior to the Note date.
                                                                                                                                                                                                 [3] Income Documentation - The verification of employment is not within 10 business days                                                                                                                                                                                                                                                                       [2] Federal Compliance - QM Employment History - Current and/or Previous Employment
                                                                                                                                                                                                 of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start                                                                                                                                                                                                                                                                        Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment
                                                                                                                                                                                                 Date: 05/XX/2014                                                                                                                                                                                                                                                                                                                                               Dates to verify two years employment history for current and/or prior employment.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (XXX/XXX/11677572)
243561158 XXX       $XXX      IL    12/XX/2021 11/XX/2021   Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                   Appraisal stated issues regarding heavier traffic on the appraisal report.                                                                                                                                3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.          SELLER - GENERAL COMMENT (2022/XX/07): Agree: The Appraisal fee and Final       GENERAL COMMENT (2022/XX/07): Agree: The Appraisal fee and Final appraisal inspection                           TILA ATR/QM
                                                                                                                                                                                                 [3] Property Eligibility - Site and Utilities - Subject property has environmental                                                                                                                                                                                                                                                                             Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal  appraisal inspection fee were erroneously combined on the CD. This led to the   fee were erroneously combined on the CD. This led to the $190 over tolerance credit
                                                                                                                                                                                                 problems noted by appraiser or visible in the photos: Valuation Type: Appraisal /                                                                                                                                                                                                                                                                              Due Diligence Loan Designation is Non QM.                                                    Fee was  last disclosed as $485.00 on LE but disclosed as $820.00 on Final Closing Disclosure.  File    $190 over tolerance credit not being enough to cover the unacceptable increase  not being enough to cover the unacceptable increase in the Appraisal fee. The final
                                                                                                                                                                                                 Valuation Report Date: 11/XX/2021                                                                                                                                                                                                                                                                                                                              [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a post-close CD      in the Appraisal fee. The final loan estimate issued 11/XX/2021 disclosed the   loan estimate issued 11/XX/2021 disclosed the Appraisal fee as $485; however, the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       disclosing the tolerance cure to include $335.00, a copy of refund check, proof of delivery, and a copy Appraisal fee as $485; however, the initial closing disclosure issued           initial closing disclosure issued 12/XX/2021 disclosed the Appraisal fee as $820.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for          of the letter of explanation sent to the borrower disclosing the changes made.                          12/XX/2021 disclosed the Appraisal fee as $820. There was no evidence of a      There was no evidence of a changed circumstance form in the file to determine the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $820.00 exceeds tolerance of $485.00.  Insufficient or no cure                                                                                                         changed circumstance form in the file to determine the reason for the increase  reason for the increase in the Appraisal fee. The initial loan estimate issued
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                was provided to the borrower. (7506)                                                                                                                                                                 in the Appraisal fee. The initial loan estimate issued 11/XX/2021 was used to   11/XX/2021 was used to compare to the consummation closing disclosure issued
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     compare to the consummation closing disclosure issued 12/XX/2021 and the post   12/XX/2021 and the post closing disclosure issued 4/XX/2022. The appraisal fee was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     closing disclosure issued 4/XX/2022. The appraisal fee was under-disclosed by   under-disclosed by $335, less the $190 Lender Credit disclosed on the consummation and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     $335, less the $190 Lender Credit disclosed on the consummation and post        post closing disclosures, which would result in an over tolerance refund due to the closing disclosures, which would result in an over tolerance refund due to the  borrower in the amount of $145 to cure the variance in the 0% category. PC CD with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower in the amount of $145 to cure the variance in the 0% category. PC CD   over tolerance verbiage, copy of refund check, proof of delivery, and copy of the with over tolerance verbiage, copy of refund check, proof of delivery, and copy letter of explanation required to remedy.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     of the letter of explanation required to remedy.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     REVIEWER - GENERAL COMMENT (2022/XX/08): SitusAMC On further review The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Appraisal fee and Final appraisal inspection fee were erroneously combined on the CD. This led to the $190 over tolerance credit not being enough to cover the unacceptable increase in the Appraisal fee. The final loan estimate issued
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     11/XX/2021 disclosed the Appraisal fee as $485; however, the initial closing disclosure issued 12/XX/2021 disclosed the Appraisal fee as $820. There was no evidence of a changed circumstance form in the file to determine the reason for the increase in the Appraisal fee. The initial loan estimate issued 11/XX/2021 was used to compare to the consummation closing disclosure issued 12/XX/2021 and the post closing disclosure issued 4/XX/2022. The appraisal fee was under-disclosed by $335, less the $190 Lender Credit disclosed on the consummation and post closing disclosures, which would result in an over tolerance refund due to the borrower in the amount of $145 to cure the variance in the 0% category. PC CD with over tolerance verbiage, copy of refund check, proof of delivery, and copy of the letter of explanation required to remedy.
243298314 XXX       $XXX      TX    1/XX/2022  11/XX/2021   Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                 [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is      HOI coverage is insufficient by $XXX.   Coverage must be at least the lessor of                                                                                                                           3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Loan designation not provided for this scope.                                                                                       GENERAL COMMENT (2022/XX/07): Disagree: The LE issued 11/XX/21 disclosed a $1 decrease                          TILA ATR/QM
                                                                       Other                                                                                                                     insufficient.                                                                            the Cost new from the appraisal or the loan amount.  Provide verification of                                                                                                                                                                                          Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 not found in                                                                                   in the lender credit amount, with a valid change circumstance reason of Loan amount
                                                                                                                                                                                                                                                                                          policy with sufficient coverage OR provide copy of insurer's replacement cost                                                                                                                                                                                         Due Diligence Loan Designation is Non QM.                                                    the file.                                                                                                                                                                               decrease per Pricing History. Date of knowledge was 11/XX/21 and meets timing
                                                                                                                                                                                                                                                                                          estimate supporting current coverage amount.                                                                                                                                                                                                                          [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Endorsements not                                                                                   requirements. The LE issued 11/XX/21 disclosed the remaining $267 decrease in the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained):     found in the file                                                                                                                                                                       lender credit amount, with a valid change circumstance reason of Escrow waiver added
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not        Federal Compliance - TRID Appraisal Disclosure - ECOA Status: Verification appraisal was delivered to                                                                                   per pricing history. Date of knowledge was 11/XX/21 and meets timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                obtained for home equity loan.  The loan file does not evidence the Title Policy includes    borrower was provided however not within 3 business days and  no waiver found.                                                                                                          Copy of change circumstances attached. Not a testing defect.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                home equity loan.)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure.
243577794 XXX       $XXX      NY    12/XX/2021 11/XX/2021   Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                 [3] Guideline Issue - Employment was not verified within 10 days of the note date.:      Employment was not verified within 10 days of the note date.                                                                                                                                              3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Originator Loan Designation not provided.                                                                                                                                                                                                           TILA ATR/QM
                                                                       Other                                                                                                                     Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:          hazard insurance policy not provided                                                                                                                                                                                                                                  Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Application / Processing - Missing Document: Missing Lender's Initial 1003: lenders Initial 1003 is
                                                                                                                                                                                                 07/XX/1995                                                                               Title Security Instrument is not signed                                                                                                                                                                                                                               Due Diligence Loan Designation is Non QM.                                                    missing
                                                                                                                                                                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                                                                                         [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               State Compliance - New York Late Charge Percent Testing: Note late charge percent  exceeds the state
                                                                                                                                                                                                 [3] Closing / Title - Security Instrument is not signed by borrower(s).                                                                                                                                                                                                                                                                                        [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late maximum
                                                                                                                                                                                                 [3] Income Documentation - Verification(s) of employment is not within 10 business days                                                                                                                                                                                                                                                                        charge percent of 5.00000% exceeds the state maximum of 2%.                                  Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to
                                                                                                                                                                                                 of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start                                                                                                                                                                                                                                                                        [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date:    conclusively determine date of consummation
                                                                                                                                                                                                 Date: 07/XX/1995                                                                                                                                                                                                                                                                                                                                               Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
243481455 XXX       $XXX      IL    1/XX/2022  11/XX/2021   Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                 [3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash   Unable to verify POC due to missing document. Please provide invoice or supporting                                                                                                                        3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Loan designation was not provided.                                                                                                                                                                                                                  TILA ATR/QM
                                                                       Other                                                                                                                     From Borrower.: Documented qualifying Assets for Closing of  $0.00 is less than Cash     documentation for Appraisal and credit report fee.                                                                                                                                                                                                                    Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial signed 1003 was not
                                                                                                                                                                                                 From Borrower $242.47.                                                                   Hazard insurance with minimum coverage required not provided.                                                                                                                                                                                                         Due Diligence Loan Designation is Non QM.                                                    found.
                                                                                                                                                                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                                                                                         [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
243185917 XXX       $XXX      NY    3/XX/2022  11/XX/2021   Second     Refinance Rate/Term    Non QM       3        C        C        C        C                                                                                                                                                                                                                                                                                                                                                    3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Loan is not eligible for Temp QM status under                                                                                                                                                                                                   TILA ATR/QM
                                                            Home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    GSE requirements (application date is on or after 7/1/21 or loan was purchased/securitized after
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation of Fails Temporary (GSE) QM Testing.                          8/31/21).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - Not Eligible to be GSE Temporary QM: Qualified Mortgage: Loan is    Remove/Clear Exceptions
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                not eligible for Temp QM status under GSE requirements (application date is on or after      Federal Compliance - Not Eligible to be GSE Temporary QM: Loan is not eligible for Temp QM status under
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                7/1/21 or loan was purchased/securitized after 8/31/21).                                     GSE requirements (application date is on or after 7/1/21 or loan was purchased/securitized after
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         8/31/21).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Remove/Clear Exceptions
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.
243821022 XXX       $XXX      FL    1/XX/2022  11/XX/2021   Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                 [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is      HOI coverage is insufficient by $XXX.  Provide updated policy OR provide copy of                                                                                                                          3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Originator Loan Designation not provided.                                                                                           GENERAL COMMENT (2022/XX/07): Disagree: Title - Abstract fee was not held to a zero                             TILA ATR/QM
                                                                       Other                                                                                                                     insufficient.                                                                            insurer's replacement cost estimate supporting current  coverage amount.                                                                                                                                                                                              Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.                                                                                                                                                                                         percent tolerance. The Title - Abstract fee was not disclosed in section C of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                                                                                                                                                                                                            Initial LE and was added to section B on the Final CD. Title related fees added to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                       Section B of the CD are considered ten percent category fees. Initial LE disclosed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                           $1,260 10% baseline.  The 10% Fees on the Consumation and Post CD totaled $1,177.00,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not                                                                                                                                                                                              resulting in decrease. Not a testing defect. No corrective action required.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                days of application.                                                                                                                                                                                                                                                                 GENERAL COMMENT (2022/XX/07): Disagree: Title - Endorsement fee was not held to a zero percent tolerance. The Title - Endorsement fee was not disclosed in section C of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Initial LE and was added to section B on the Final CD. Title related fees added to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Section B of the CD are considered ten percent category fees. Initial LE disclosed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     $1,260 10% baseline.  The 10% Fees on the Consumation and Post CD totaled $1,177.00, resulting in decrease. Not a testing defect. No corrective action required.
243010424 XXX       $XXX      MI    1/XX/2022  11/XX/2021   Primary    Refinance Cash-out -   Safe Harbor  2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Michigan CMPA Home Loan Toolkit Status: Michigan Consumer Mortgage    State Compliance - Michigan CMPA Home Loan Toolkit Status: Home Loan Toolkit not provided to borrower.                                                                                                                                                                                                  -
                                                                       Other                  QM (APOR)                                                                                                                                                                                                                                                                                                                                                                                                                                                         Protection Act:  Home Loan Toolkit not provided to borrower.
243459284 XXX       $XXX      CO    3/XX/2022  2/XX/2022    Primary    Purchase               Safe Harbor  3        C        C        B        B                                                 [3] Income Documentation - Income Docs Missing:: Borrower: XXX 4506-C (2020), 4506-C     Two years of 4506-C's not provided.                                                                                                                                                                       3           C           C           B           B           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Loan is AUS Approved with a Loan Designation of                                                                                                                                                                                                 TILA ATR/QM
                                                                                              QM (43-Q)                                                                                          (2021)                                                                                   Two years of 4506-C's not provided.                                                                                                                                                                                                                                   2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    Temporary SHQM but due to not being eligible under the GSE requirements (application date is on or
                                                                                                                                                                                                 [3] Income Documentation - Income documentation requirements not met.                                                                                                                                                                                                                                                                                          Due Diligence Loan Designation of Safe Harbor QM (43-Q).                                     after 7.1.21 or loan was purchased/securitized after 8.31.21) the loan is waterfalling to a Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Designation of Fails Temporary (GSE) QM Testing.
243585610 XXX       $XXX      FL    12/XX/2021 11/XX/2021   Primary    Refinance Rate/Term    Safe Harbor  2        B        B        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing:  REVIEWER - CURED COMMENT (2022/XX/14): Sufficient Cure Provided At Closing                                                                                                                      -
                                                                                              QM (APOR)                                                                                                                                                                                                                                                                                                                                                                                                                                                         2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated       This was correctly disclosed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Property Costs over Year 1 of 4,910.18 on Final Closing Disclosure provided on 12/XX/2021    Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                not accurate. (Final/12/XX/2021)                                                             Sufficient cure was provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $156.00 exceeds tolerance of $138.00 plus 10% or $151.80.  Sufficient or excess cure was provided to the borrower at Closing. (0)
243195047 XXX       $XXX      NJ    1/XX/2022  12/XX/2021   Primary    Refinance Rate/Term    Safe Harbor  2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                       GENERAL COMMENT (2022/XX/07): Disagree: Title fees originally disclosed in section C                            -
                                                                                              QM (APOR)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              of the LE that remain in section C on the CD or Title fees that are added to section C on the CD are held to an unlimited tolerance. The only applicable ten percent fee was the recording fees. The initial LE disclosed recording fees $345.00. Post CD disclosed recording fees $175.00, within allowable tolerance. This is not a testing defect so no corrective action is required.
243027424 XXX       $XXX      OH    1/XX/2022  12/XX/2021   Primary    Refinance Cash-out -   Non QM       3        C        C        C        C                                                                                                                                                                                                                                                                                                                                                    3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Loan designations were not provided. The                                                                                                                                                                                                        TILA ATR/QM
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    documentation in the file indicates loan is Agency Safe Harbor. Temp SHQM was utilized.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation of Fails Temporary (GSE) QM Testing.                          Federal Compliance - Not Eligible to be GSE Temporary QM: Loan designations were not provided. The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - Not Eligible to be GSE Temporary QM: Qualified Mortgage: Loan is    documentation in the file indicates loan is Agency Safe Harbor. Temp SHQM was utilized.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                not eligible for Temp QM status under GSE requirements (application date is on or after      Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                7/1/21 or loan was purchased/securitized after 8/31/21).                                     State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Information Document Not Retained by Lender): Acknowledgement of Receipt of Home Mortgage Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Information Document not retained by lender.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Analysis): Mortgage loan file does not contain documentation of the analysis of the borrower's
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices    reasonable tangible net benefit.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by   State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                lender.                                                                                      Borrower not provided Right Not To Close Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net   Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: The file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain   was missing a copy of the executed Affiliated Business Arrangement Disclosure or proof of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                documentation of the analysis of the borrower's reasonable tangible net benefit.             borrower's electronic receipt of the disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided): Ohio Consumer Sales Practices Act: Borrower not provided Right Not To Close
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure to borrower.
243426376 XXX       $XXX      TX    4/XX/2022  12/XX/2021   Primary    Refinance Cash-out -   Non QM       3        C        C        C        C                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    DTI ratio exceeds AUS approval requirement and there is missing documentation.                                                                                                                            3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Due Diligence Loan Designation is Non QM        REVIEWER - CURED COMMENT (2022/XX/14): Sufficient Cure Provided At Closing                                                                                                                      TILA ATR/QM
                                                                       Other                                                                                                                     were not met                                                                             Guidelines are not available for Unpaid Charge Off/Collections accounts - Please                                                                                                                                                                                      2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    because of missing documentation and a DTI over 43%.
                                                                                                                                                                                                 [2] Credit Eligibility - Public Record Issue:: Credit Report: Original // Public Record  provide proof of payment or satisfactory disposition status.                                                                                                                                                                                                          Due Diligence Loan Designation of Non QM.                                                    Federal Compliance - QM DTI: DTI ratio exceeds LP AUS approval requirement, due to revolving debt
                                                                                                                                                                                                 Type: Charge-offs / Balance: 4321.00, Credit Report: Original // Public Record Type:                                                                                                                                                                                                                                                                           [3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income  monthly payment of $83, not included in lender's debt calculations.
                                                                                                                                                                                                 Collections / Balance: 1751.00, Credit Report: Original // Public Record Type:                                                                                                                                                                                                                                                                                 Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase,      Application / Processing - Missing Document: Missing Lender's Initial 1003: Please provide initial
                                                                                                                                                                                                 Collections / Balance: 1531.00, Credit Report: Original // Public Record Type:                                                                                                                                                                                                                                                                                 guarantee or insurance by the appropriate agency.                                            signed and dated 1003 Loan Application
                                                                                                                                                                                                 Collections / Balance: 1392.00, Credit Report: Original // Public Record Type:                                                                                                                                                                                                                                                                                 [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or
                                                                                                                                                                                                 Charge-offs / Balance: 1377.00, Credit Report: Original // Public Record Type:                                                                                                                                                                                                                                                                                 [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of       Title Company): Please provide evidence of location of closing.
                                                                                                                                                                                                 Collections / Balance: 1146.00                                                                                                                                                                                                                                                                                                                                 Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to         Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: Ten
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                determine if loan was closed at an authorized location due to missing documentation.         Percent Fee Tolerance exceeded. Total amount of $2,013.50 exceeds tolerance of $1,585.00 plus 10% or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided  $1,743.50. Sufficient or excess cure was provided to the borrower at Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,013.50 exceeds tolerance of $1,585.00 plus 10% or $1,743.50.  Sufficient or excess cure was provided to the borrower at Closing. (0)
243592123 XXX       $XXX      MO    1/XX/2022  12/XX/2021   Primary    Refinance Rate/Term    Non QM       3        C        C        C        C                                                 [3] Guideline Issue - Aged document: Primary Valuation is older than guidelines permit:  Appraisal provided is more than 120 days prior to the Note Date.                                                                                          [3] Appraisal    Appraisal was                  3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Loan is not eligible for Temp QM status under                                                                                                                                                                                                   TILA ATR/QM
                                                                                                                                                                                                 Valuation Type: Appraisal / Valuation Report Date: 09/XX/2021                            Hazard Insurance Policy not provided.                                                                                                                     Documentation -  made subject to                                                                            2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    GSE requirements (application date is on or after 7/1/21 or loan was purchased/securitized after
                                                                                                                                                                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                   Loan was approved as a rate term refinance, borrower is receiving more than 1%                                                                            Missing          and 442 is not                                                                             Due Diligence Loan Designation of Fails Temporary (GSE) QM Testing.                          8/31/21).
                                                                                                                                                                                                 [3] Guideline Issue - Refi Purpose reflects Rate/Term and cash out greater than the      cash back.                                                                                                                                                Document:        in images.                                                                                 [3] Federal Compliance - Not Eligible to be GSE Temporary QM: Qualified Mortgage: Loan is    Federal Compliance - Not Eligible to be GSE Temporary QM: Loan is not eligible for Temp QM status under
                                                                                                                                                                                                 greater of 1% of the loan amount or $2000.: Cash to Borrower:  $1,372.77; Total Cash     There are red flags on the fraud report that have not been addressed.                                                                                     Appraisal was                                                                                               not eligible for Temp QM status under GSE requirements (application date is on or after      GSE requirements (application date is on or after 7/1/21 or loan was purchased/securitized after
                                                                                                                                                                                                 Out:    $1,372.77;  Refi Purpose:  Rate/Term                                                                                                                                                                                                       made "subject                                                                                               7/1/21 or loan was purchased/securitized after 8/31/21).                                     8/31/21).
                                                                                                                                                                                                 [3] Credit Eligibility - There are red flags on the fraud report that have not been                                                                                                                                                                to" and Form                                                                                                [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.
                                                                                                                                                                                                 addressed: Credit Report: Original // Borrower: XXX, Credit Report: Original //                                                                                                                                                                    1004D/442 was                                                                                               Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Application / Processing - Missing Document: Missing Lender's Initial 1003: Lender's initial Loan
                                                                                                                                                                                                 Borrower: XXX                                                                                                                                                                                                                                      not provided.:                                                                                              Due Diligence Loan Designation is Non QM.                                                    Application not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Valuation Type:                                                                                             [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - (Missing Data) Last Rate Set Date: Rate Lock not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Appraisal /                                                                                                 [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Valuation Report                                                                                            Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date: 09/XX/2021                                                                                            Transaction Date used to determine rate used for testing.
243142268 XXX       $XXX      IN    3/XX/2022  1/XX/2022    Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                             [3] General -                                   3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Loan designation was not provided.                  REVIEWER - CURED COMMENT (2022/XX/09): Sufficient Cure Provided At Closing                                                                                                                      TILA ATR/QM
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                        Subject is not                                                                                              Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                    in average or                                                                                               Due Diligence Loan Designation is Non QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                    better                                                                                                      [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                    condition.:                                                                                                 [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Valuation Type:                                                                                             Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Appraisal /                                                                                                 Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Valuation Report                                                                                            [1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date: 01/XX/2022                                                                                            At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Property                                                                                                    amount of $1,954.25 exceeds tolerance of $1,524.00 plus 10% or $1,676.40.  Sufficient or
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Condition:                                                                                                  excess cure was provided to the borrower at Closing. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                                    C5
243804591 XXX       $XXX      PA    3/XX/2022  1/XX/2022    Primary    Purchase               Non QM       3        C        C        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not The loan was approved with Mortgage Insurance required and the MI Cert is missing  SELLER - GENERAL                                                                                                       3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.                                                                                          GENERAL COMMENT (2022/XX/02): Cert Attached                                                                     TILA ATR/QM
                                                                                                                                                                                                 provided                                                                                 from the file.                                                                     COMMENT                                                                                                                                                                            Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Application / Processing - Missing Document: Missing Lender's Initial 1003: The initial 1003 Loan
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/02): Cert                                                                                                                                                                 Due Diligence Loan Designation is Non QM.                                                    Application is missing from the file.
                                                                                                                                                                                                                                                                                                                                                                             Attached                                                                                                                                                                           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                             REVIEWER - GENERAL
                                                                                                                                                                                                                                                                                                                                                                             COMMENT
                                                                                                                                                                                                                                                                                                                                                                             (2022/XX/06): The MI
                                                                                                                                                                                                                                                                                                                                                                             certificate was
                                                                                                                                                                                                                                                                                                                                                                             provided evidencing
                                                                                                                                                                                                                                                                                                                                                                             MI insurance is in
                                                                                                                                                                                                                                                                                                                                                                             place at origination
                                                                                                                                                                                                                                                                                                                                                                             however the monthly
                                                                                                                                                                                                                                                                                                                                                                             premium is not
                                                                                                                                                                                                                                                                                                                                                                             outlined on the
                                                                                                                                                                                                                                                                                                                                                                             certificate. The
                                                                                                                                                                                                                                                                                                                                                                             premium amount
                                                                                                                                                                                                                                                                                                                                                                             appears on the first
                                                                                                                                                                                                                                                                                                                                                                             payment letter, 1008
                                                                                                                                                                                                                                                                                                                                                                             and/or CD and
                                                                                                                                                                                                                                                                                                                                                                             matches the amount
                                                                                                                                                                                                                                                                                                                                                                             calculated from the
                                                                                                                                                                                                                                                                                                                                                                             rates on the
                                                                                                                                                                                                                                                                                                                                                                             certificate.
243055509 XXX       $XXX      GA    4/XX/2022  1/XX/2022    Primary    Refinance Cash-out -   Non QM       3        C        C        C        C                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                             3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Loan is AUS Approved with a Loan Designation of                                                                                                                                                                                                 TILA ATR/QM
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    Temporary SHQM but due to not being eligible under the GSE requirements (application date is on or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation of Fails Temporary (GSE) QM Testing.                          after 7.1.21 or loan was purchased/securitized after 8.31.21) the loan is waterfalling to a Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - Not Eligible to be GSE Temporary QM: Qualified Mortgage: Loan is    Designation of Fails Temporary (GSE) QM Testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                not eligible for Temp QM status under GSE requirements (application date is on or after      Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                7/1/21 or loan was purchased/securitized after 8/31/21).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
243740383 XXX       $XXX      CO    3/XX/2022  1/XX/2022    Primary    Refinance Cash-out -   Non QM       3        C        C        C        C                                                 [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is      Hazard insurance coverage of $XXX is insufficient to cover the cost new per                                                                                                                               3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Loan designations were not provided. The                                                                                                                                                                                                        TILA ATR/QM
                                                                       Other                                                                                                                     insufficient.                                                                            appraisal/loan amount and has a shortfall of $XXX.  No other property cost                                                                                                                                                                                            2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    documentation in the file indicates loan is Agency Safe Harbor. Temp SHQM was utilized.
                                                                                                                                                                                                 [3] Credit Eligibility - There are red flags on the fraud report that have not been      estimator was found in the file.                                                                                                                                                                                                                                      Due Diligence Loan Designation of Fails Temporary (GSE) QM Testing.                          Federal Compliance - Not Eligible to be GSE Temporary QM: Loan designations were not provided. The
                                                                                                                                                                                                 addressed: Credit Report: Original // Borrower: XXX, Credit Report: Original //          The fraud report and DU in the file indicate B1 Social Security number is not a                                                                                                                                                                                       [3] Federal Compliance - Not Eligible to be GSE Temporary QM: Qualified Mortgage: Loan is    documentation in the file indicates loan is Agency Safe Harbor. Temp SHQM was utilized.
                                                                                                                                                                                                 Borrower: XXX                                                                            match.  Per the Social Security Administration verification in the file the social                                                                                                                                                                                    not eligible for Temp QM status under GSE requirements (application date is on or after      Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.
                                                                                                                                                                                                                                                                                          security number for B1 is incorrect on all credit documents in file.  In addition,                                                                                                                                                                                    7/1/21 or loan was purchased/securitized after 8/31/21).
                                                                                                                                                                                                                                                                                          per the driver's licenses for both B1 & B2 both borrower's birthdays are incorrect                                                                                                                                                                                    [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified
                                                                                                                                                                                                                                                                                          on all credit documentation in the file.                                                                                                                                                                                                                              Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
243209222 XXX       $XXX      NY    6/XX/2022  2/XX/2022    Primary    Purchase               Non QM       3        C        C        C        C                                                                                                                                                                                                                                                                                                                                                    3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Loan is not eligible for Temp QM status under   REVIEWER - CURED COMMENT (2022/XX/15): Sufficient Cure Provided At Closing                                                                                                                      TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    GSE requirements (application date is on or after 7/1/21 or loan was purchased/securitized after
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation of Fails Temporary (GSE) QM Testing.                          8/31/21).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - Not Eligible to be GSE Temporary QM: Qualified Mortgage: Loan is    Remove/Clear Exceptions
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                not eligible for Temp QM status under GSE requirements (application date is on or after      Federal Compliance - Not Eligible to be GSE Temporary QM: Loan is not eligible for Temp QM status under
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                7/1/21 or loan was purchased/securitized after 8/31/21).                                     GSE requirements (application date is on or after 7/1/21 or loan was purchased/securitized after
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         8/31/21).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Remove/Clear Exceptions
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               State Compliance - New York Late Charge Percent Testing: Note late charge percent of 5.00000% exceeds
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided Sufficient cure was provided to the borrower at Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Discount Points.  Fee Amount of $346.88 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower at Closing. (7200)
243284166 XXX       $XXX      WA    4/XX/2022  3/XX/2022    Primary    Refinance Cash-out -   Non QM       3        C        C        C        C                                                                                                                                                                                                                                                                                                                                                    3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Loan is AUS Approved with a Loan Designation of                                                                                                                                                                                                 TILA ATR/QM
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    Temporary SHQM but due to not being eligible under the GSE requirements (application date is on or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation of Fails Temporary (GSE) QM Testing.                          after 7.1.21 or loan was purchased/securitized after 8.31.21) the loan is waterfalling to a Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - Not Eligible to be GSE Temporary QM: Qualified Mortgage: Loan is    Designation of Fails Temporary (GSE) QM Testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                not eligible for Temp QM status under GSE requirements (application date is on or after      Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                7/1/21 or loan was purchased/securitized after 8/31/21).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
243491103 XXX       $XXX      ME    5/XX/2022  3/XX/2022    Primary    Refinance Cash-out -   Safe Harbor  2        B        B        B        B                                                 [3] Loan File - Missing Document: Hazard Insurance Policy not provided                   Please provide evidence of sufficient hazard coverage.                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Application / Processing - Missing Document: Missing Lender's Initial 1003: Please provide initial      REVIEWER - CURED COMMENT (2022/XX/08): Sufficient Cure Provided At Closing                                                                                                                      -
                                                                       Other                  QM (APOR)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided signed and dated Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for        Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $1,670.00 exceeds tolerance of $823.00.  Sufficient or excess  SitusAMC: Suffcient cure provided at closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                cure was provided to the borrower at Closing. (7506)
243941824 XXX       $XXX      NY    5/XX/2022  4/XX/2022    Primary    Purchase               Non QM       3        C        C        C        C                                                 [3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash   The final reflects a $44,000 EMD which was not sourced.                                                                                                                                                   3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Sufficient assets were not verified to cover                                                                                    GENERAL COMMENT (2022/XX/07): Disagree: the Estimated Total Monthly Payment on the CD                           TILA ATR/QM
                                                                                                                                                                                                 From Borrower.: Documented qualifying Assets for Closing of  $15,423.75 is less than                                                                                                                                                                                                                                                                           2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan       closing costs and the loan is water falling to ATR/QM standard requirements.                                                                                                            does not include the HOA monthly fee. The Estimated, Taxes, Insurance and Assessments
                                                                                                                                                                                                 Cash From Borrower $55,858.93.                                                                                                                                                                                                                                                                                                                                 Designation of Non QM.                                                                       Federal Compliance - QM DTI: Sufficient assets were not verified to cover closing costs and the loan is                                                                                 section disclosed the HOA as not being escrowed. Per the UW Decision attached, HOA is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income  water falling to ATR/QM standard requirements.                                                                                                                                          $461 per month.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase,      State Compliance - New York Late Charge Percent Testing: The late charge percentage disclosed on the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                guarantee or insurance by the appropriate agency.                                            Note exceeds the maximum allowable for NY state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late Costs over Year 1: The property cost over 1 year disclosed on the final CD is not accurate due to H06
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charge percent of 5.00000% exceeds the state maximum of 2%.                                  not being included and the HOA dues being verified as more than stated.  The correct amount of monthly
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of            Hoa fees are $523.00 and H06 are $34.33,.  This results in an annual amount of $6,687.96.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 5,532.00 on Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure provided on 05/XX/2022 not accurate. (Final/05/XX/2022)
243627866 XXX       $XXX      NY    1/XX/2020  8/XX/2019    Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations   Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing:                                                                                                                                                                                                         -
                                                                       Other                  SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of           Homeownership Counseling List not provided.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Homeownership Counseling Organizations to borrower.                                          Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Without
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Settlement Service Providers list the Title- Closer Fee paid to Accountable Agents is a Zero Percent
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  Fee. Provide a post close CD disclosing the tolerance cure to include $250.00, a copy of refund check,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Settlement / Closing / Escrow Fee.  Fee Amount of $250.00 exceeds tolerance of $0.00.        proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Insufficient or no cure was provided to the borrower. (77169)                                made.
243888129 XXX       $XXX      CA    11/XX/2019 10/XX/2019   Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not   Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 -                                                                                                                                                                                                       -
                                                                       Other                  SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not      October 2018 Test: Value entered on clarity of Estimated property costs over year 1, matches the Final
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       provide Affiliated Business Arrangement Disclosure to applicant within three (3) business    CD in file. Updated Final CD to be provided, to reflect the accurate value.
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         days of application.                                                                         Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs provided to Borrower(s) at least three (3) business days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of   Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Loan Estimate not received by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Estimated Property Costs over Year 1 of 12,834.03 on Final Closing Disclosure provided on    borrower at least four (4) business days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                11/XX/2019 not accurate. (Final/11/XX/2019)                                                  Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: File does
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   not contain a valid COC for this fee, nor evidence of cure in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/11/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Revised Loan Estimate provided on 11/XX/2019 not received by borrower at least four (4) business days prior to closing. (Interim/11/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $575.00 exceeds tolerance of $475.00.  Insufficient or no cure was provided to the borrower. (7506)
243615771 XXX       $XXX      VT    1/XX/2020  11/XX/2019   Investment Refinance Cash-out -   N/A          1        A        A        A        A                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, MA Insurance        Missing 1st lien mortgage statement, Hazard insurance and tax verification for                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Home Improvement                                                                                                          Verification, Statement, Tax Verification                                                primary residence
243355378 XXX       $XXX      MD    2/XX/2020  11/XX/2019   Primary    Refinance Cash-out -   Non QM       3        C        C        C        C                                                 [3] Application / Processing - Missing Document: Fraud Report not provided                                                                                                                                                                                                                         3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Bonus income not consistent.                                                                                                                                                                                                                    TILA ATR/QM
                                                                       Home Improvement                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation of Non QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - QM Required Credit Report Not Provided to Evidence Debts: Qualified
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities. (XXX/XXX/11677625)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Costs over Year 1 of 192.00 on Final Closing Disclosure provided on 02/XX/2020 not accurate.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Final/XX/20/2020)
243613998 XXX       $XXX      CA    1/XX/2020  11/XX/2019   Investment Refinance Cash-out -   N/A          1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Other
243021239 XXX       $XXX      DC    1/XX/2020  12/XX/2019   Primary    Purchase               Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business        Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason: The loan was set up                                                                                                                                                                                                  -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on          to not have an escrow account.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Affiliated Business Arrangement Disclosure.                                                  Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason:       additional Appraisal Fee of $150 was not disclosed on the Loan Estimate.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                01/XX/2020 incorrectly disclosed whether the loan will have an escrow account.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Final/01/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $717.00 exceeds tolerance of $567.00.  Insufficient or no cure was provided to the borrower. (7506)
243574571 XXX       $XXX      NJ    3/XX/2020  12/XX/2019   Second     Refinance Cash-out -   Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Loan designation was not provided in the file.      SELLER - GENERAL COMMENT (2022/XX/05): Transaction is a 2nd home transaction as GENERAL COMMENT (2022/XX/05): Transaction is a 2nd home transaction as evidenced by                             TILA ATR/QM
                                                            Home       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The application      evidenced by the AUS and 2nd home rider attached to the security instrument.    the AUS and 2nd home rider attached to the security instrument.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    indicates the borrower's will be occupying the subject property as their primary residence.             REVIEWER - GENERAL COMMENT (2022/XX/05): Loan Designation not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The   Federal Compliance - TRID Final Closing Disclosure Finance Charge: There is a variance of $165 per      Current Loan Designation is UTD.  Please provide Loan Designation.              GENERAL COMMENT (2022/XX/09): need further details from TPR as to what exactly they mortgage loan file contains documenting evidence the consumer intends to occupy the subject  amount financed. Unable to determine under disclosure as file is missing the itemization of amount      SELLER - GENERAL COMMENT (2022/XX/09): need further details from TPR as to what need
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property as their primary residence. (Compliance testing performed based on the Occupancy    financed.                                                                                               exactly they need
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Type of Second Home).                                                                                                                                                                                REVIEWER - GENERAL COMMENT (2022/XX/14): An originator loan designation was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated                                                                                                         provided by the Seller.  The loan tested with a designation of UTD.  The Due
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2020 disclosed an                                                                                                         Diligence loan Designation result is ATR fail.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the                                                                                                            REVIEWER - GENERAL COMMENT (2022/XX/19): EXCEPTION HISTORY - Exception Detail
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure                                                                                                             was updated on 12/XX/2022 PRIOR Exception Detail: Ability to Repay / Qualified
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                dated 03/XX/2020). (Final/03/XX/2020)                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Fail.
243470431 XXX       $XXX      TX    2/XX/2020  12/XX/2019   Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 -                                                                                                                                                                                                       -
                                                                       Other                  SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of   October 2018 Test: Discrepancy is due to the real estate taxes. Supporting documentation reflects a
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Estimated Property Costs over Year 1 of 14,619.44 on Final Closing Disclosure provided on    discrepancy by $.01.
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2020 not accurate. (Final/02/XX/2020)
243989180 XXX       $XXX      CA    1/XX/2020  12/XX/2019   Investment Refinance Cash-out -   N/A          1        A        A        A        A                                                 [3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio  Calculated dti of 51.49% exceeds dti approved per AUS of 47%.                                                                                                                                             1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Home Improvement                                                                                                          discrepancy.: Calculated investor qualifying total debt ratio of 51.49066% exceeds AUS   Missing verification of monthly HOA.
                                                                                                                                                                                                 total debt ratio of 47.00000%.
                                                                                                                                                                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, CA, Address: XXX,
                                                                                                                                                                                                 CA HOA Verification
                                                                                                                                                                                                 HOA Verification
243737400 XXX       $XXX      VA    3/XX/2020  12/XX/2019   Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: No valid                                                                                                                                                                                                    -
                                                                       Other                  SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount COC or cure provided.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       of $179.00 exceeds tolerance of $56.00 plus 10% or $61.60.  Insufficient or no cure was
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower. (0)
243321367 XXX       $XXX      PA    10/XX/2019 9/XX/2019    Primary    Purchase               Non QM       3        C        C        C        C                                                                                                                                                                                                                                                                                                                                                    3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: The loan tested to ATR Risk because the loan                                                                                                                                                                                                    TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan       documentation does meet Safe Harbor QM requirements of two years tax returns or transcripts.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Designation of Non QM.                                                                       Federal Compliance - Commission Tax Documentation: The loan documentation does meet Safe Harbor QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - Commission Tax Documentation: Qualified Mortgage (Dodd-Frank 2014): requirements of two years tax returns or transcripts.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Commission income missing two years consecutive signed tax returns or tax transcripts (XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                XXX/Commission)
243862173 XXX       $XXX      TX    1/XX/2020  12/XX/2019   Investment Refinance Cash-out -   N/A          2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not  Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided                                                                                                                                                                                                        -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to  Timely: Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Receive a Copy" appraisal disclosure to applicant within three (3) business days of          three business days of the application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                application or determination of first lien status.
243622975 XXX       $XXX      FL    12/XX/2019 8/XX/2019    Primary    Purchase               Temporary    2        B        B        B        B                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, FL Insurance        Insurance verificationn for XXX not provided.                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations   Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided                                                                                                                                                                                                     -
                                                                                              SHQM                                                                                               Verification                                                                                                                                                                                                                                                                                                                                                   Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): Within 3 Business Days of Application: Disclosure not provided within 3 days of application.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       List of Homeownership Counseling Organizations not provided to applicant within three (3)
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
243810006 XXX       $XXX      CA    12/XX/2019 12/XX/2019   Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: This is due to missing the AUS used prior to the    SELLER - GENERAL COMMENT (2022/XX/05): The AUS in file is eligible as it does   GENERAL COMMENT (2022/XX/05): The AUS in file is eligible as it does show that the                              TILA ATR/QM
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. note date. the one in the file is post-closing dated.                                                   show that the client ran the DU prior to the note date as the date of first     client ran the DU prior to the note date as the date of first submission is 11/XX/2019
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Application / Processing - Missing Document: Missing Lender's Initial 1003: Please provide creditors    submission is 11/XX/2019
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               initial signed and dated 1003 Loan Application                                                          REVIEWER - GENERAL COMMENT (2022/XX/05): Loan Designation not provided.         GENERAL COMMENT (2022/XX/09): Unable to obtain since loan was originated over 2.5
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Increased  Current Loan Designation is UTD and the AUS provided at initial review has a    years ago.  Attached DU shows original submission to DU on 11/XX/2019 which is prior
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan     fee due to rate lock. change of circumstance in file.                                                   submission date of 01/XX/2020 which is after the note date of 12/XX/2019.       to the note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Discount Points.  Fee Amount of $405.60 exceeds tolerance of $108.00.  Insufficient or no                                                                                                            Please provide AUS submission prior to note date to determine AUS requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                cure was provided to the borrower. (7200)                                                                                                                                                            for retirement income.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     SELLER - GENERAL COMMENT (2022/XX/09): Unable to obtain since loan was originated over 2.5 years ago.  Attached DU shows original submission to DU on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     11/XX/2019 which is prior to the note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     REVIEWER - GENERAL COMMENT (2022/XX/14): Unable to re-grade.  Please provide an originator loan designation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     REVIEWER - GENERAL COMMENT (2022/XX/19): EXCEPTION HISTORY - Exception Detail
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     was updated on 12/XX/2022 PRIOR Exception Detail: Ability to Repay / Qualified
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Risk.
243681416 XXX       $XXX      NM    2/XX/2020  10/XX/2019   Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Guideline Issue - Aged document: Asset Account date is more than 90 days prior to    Age of documents exceeds aus requirements. Please provide asset verification not                                                                                                                          2           B           B           B           B           [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid                                                                                                                                                                                                   -
                                                                                              SHQM                                                                                               Closing.: Financial Institution: XXX // Account Type: Checking / Account Number: XXXX,   to exceed 120 days from the note date                                                                                                                                                                                                                                 Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey   COC or cure provided.
                                                                                              (GSE/Agency                                                                                        Financial Institution: XXX // Account Type: Savings / Account Number: XXXX                                                                                                                                                                                                                                                                                     Fee.  Fee Amount of $406.17 exceeds tolerance of $0.00.  Insufficient or no cure was
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower. (75174)
243438481 XXX       $XXX      CA    2/XX/2020  1/XX/2020    Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement                                                                                                                                                                                                           -
                                                                       Other                  SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business        Disclosure: Disclosure is not signed by the borrower.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         Affiliated Business Arrangement Disclosure.
243843257 XXX       $XXX      FL    1/XX/2020  10/XX/2019   Primary    Purchase               Temporary    1        A        A        A        A                                                 [3] Income Documentation - The verification of employment is not within 10 business days Missing third party verification dated within 120 days prior to the Note date.                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                                              SHQM                                                                                               of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start
                                                                                              (GSE/Agency                                                                                        Date: 01/XX/2018
                                                                                              Eligible)
243218666 XXX       $XXX      NJ    2/XX/2020  1/XX/2020    Primary    Refinance Cash-out -   Temporary    1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Other                  SHQM
                                                                                              (GSE/Agency
                                                                                              Eligible)
243512018 XXX       $XXX      NJ    2/XX/2020  1/XX/2020    Investment Refinance Cash-out -   N/A          1        A        A        A        A                                                 [3] Asset Documentation - Asset documentation requirements not met.                      The loan file does not document the terms of withdrawal for the 401k account used                                                                                                                         1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Other                                                                                                                     [3] Asset Documentation - Assets Error: Balance  was not provided                        for reserves along with not having the vested balance reflected on the print out
                                                                                                                                                                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, NJ HOA Verification in file as per requirements of the AUS in file.
                                                                                                                                                                                                                                                                                          The loan file does not document the terms of withdrawal for the 401k account used for reserves along with not having the vested balance reflected on the print out in file as per requirements of the AUS in file.
                                                                                                                                                                                                                                                                                          The loan file is missing HOA documentation for REO property XXX. There is also no documentation from the Borrowers that there are no dues associated with properties: XXX, XXX, and XXX.
243978061 XXX       $XXX      TN    2/XX/2020  1/XX/2020    Primary    Refinance Cash-out -   Temporary    1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Other                  SHQM
                                                                                              (GSE/Agency
                                                                                              Eligible)
243656973 XXX       $XXX      CA    2/XX/2020  1/XX/2020    Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not                                                                                                                                                                                                      -
                                                                       Other                  SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     provided to Borrower(s) at least three business days prior to closing.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       business days prior to closing. (Initial/02/XX/2020)
                                                                                              Eligible)
243484477 XXX       $XXX      WA    2/XX/2020  1/XX/2020    Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not   Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within                                                                                                                                                                                                  -
                                                                       Other                  SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not      3 Business Days of Application: Creditor did not provide Affiliated Business Arrangement Disclosure to
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       provide Affiliated Business Arrangement Disclosure to applicant within three (3) business    applicant within three (3) business days of application.
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         days of application.                                                                         Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Evidence of borrower receiving
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA        loan estimate 3 business days prior to closing not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Revised Loan Estimate provided on 02/XX/2020 not received by borrower at least four (4) business days prior to closing. (Interim/02/XX/2020)
243977800 XXX       $XXX      NV    2/XX/2020  1/XX/2020    Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -      Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018                                                                                                                                                                                                       -
                                                                       Other                  SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of         Testing: Escrow Account section (pg 4) indicates loan will have escrow account and "Escrowed Property
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Escrowed Property Costs over Year 1 of 1,773.88 on Final Closing Disclosure provided on      Costs over Year 1" does not match annual sum of actual monthly escrowed costs.
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         02/XX/2020 not accurate. (Final/02/XX/2020)                                                  Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Date issued was 02/192020,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   Closing date is 2/XX/2020, Disbursement date is 03/XX/2020 did not give 3 business days prior to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Final/02/XX/2020)                                           Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: 621.50
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       exceeds tolerance of 0.00, and no cure was provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: 561.45
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lenders Coverage Premium.  Fee Amount of $621.50 exceeds tolerance of $0.00.  Insufficient   exceeds tolerance of 0.00 and no cure was provide to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                or no cure was provided to the borrower. (75244)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Origination Fee.  Fee Amount of $561.45 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7325)
243197736 XXX       $XXX      OH    1/XX/2020  12/XX/2019   Investment Purchase               N/A          2        B        B        B        B                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, AL, Address: XXX,   Missing mortgage statement, unable to verify monthly payment.                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA   Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Copy of appraisal                                                                                                                                                                                                     -
                                                                                                                                                                                                 OH Statement                                                                                                                                                                                                                                                                                                                                                   Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date delivered prior to signed report date from appraiser.
                                                                                                                                                                                                 Statement                                                                                                                                                                                                                                                                                                                                                      when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/01/XX/2020)
243000236 XXX       $XXX      NV    2/XX/2020  1/XX/2020    Primary    Refinance Cash-out -   Temporary    1        A        A        A        A                                                 [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is      Replacement Cost Estimator was not Provided. Coverage shortfall $XXX.                                                                                                                                     1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Other                  SHQM                                                                                               insufficient.
                                                                                              (GSE/Agency                                                                                        [3] Application / Processing - Missing Document: Fraud Report not provided
                                                                                              Eligible)
243275653 XXX       $XXX      MA    2/XX/2020  1/XX/2020    Primary    Refinance Cash-out -   Temporary    1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Other                  SHQM
                                                                                              (GSE/Agency
                                                                                              Eligible)
243659044 XXX       $XXX      NV    1/XX/2020  12/XX/2019   Primary    Refinance Rate/Term    Non QM       3        C        C        C        C                                                 [3] Asset Calculation / Analysis - AUS Findings: Available for Closing discrepancy.:     Verified liquid assets in the amount of $3,356.90 are insufficient to meet cash to                                                                                                                        3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Loan designation was not provided for this                                                                                                                                                                                                      TILA ATR/QM
                                                                                                                                                                                                 Documented qualifying Assets of $3,356.90 is less than AUS Available for Closing of      close of $4180.64.                                                                                                                                                                                                                                                    2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    review.
                                                                                                                                                                                                 $4,180.64.                                                                               Verified liquid assets in the amount of $3,356.90 are insufficient to meet cash to                                                                                                                                                                                    Due Diligence Loan Designation of Non QM.                                                    Federal Compliance - QM DTI: DTI mismatch due to lower PITIA calculation for qualification.
                                                                                                                                                                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Qualifying asset balance    close of $4,180.64.                                                                                                                                                                                                                                                   [3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income
                                                                                                                                                                                                 discrepancy.: Calculated qualifying asset balance of $3,356.90 is less than AUS          Borrower's second job, employed less than 2 years.                                                                                                                                                                                                                    Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase,
                                                                                                                                                                                                 qualifying asset balance of $4,180.64.                                                   Verification of employment  10 business days prior to the note date was not                                                                                                                                                                                           guarantee or insurance by the appropriate agency.
                                                                                                                                                                                                 [3] Guideline Issue - Borrower has been on current job less than 2 years, and prior      provided.
                                                                                                                                                                                                 employment history was not documented as required.: Borrower: XXX // Employment Type:    Verification of employment  10 business days prior to the note date was not
                                                                                                                                                                                                 Employment / Income Type: Wages / Start Date: 01/XX/2019                                 provided.
                                                                                                                                                                                                 [3] Income Documentation - Income Docs Missing:: Borrower: XXX VVOE - Employment Only
                                                                                                                                                                                                 [3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start
                                                                                                                                                                                                 Date: 01/XX/2019
243088132 XXX       $XXX      PA    1/XX/2020  12/XX/2019   Primary    Purchase               Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier receipt                                                                                                                                                                                                 -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     not provided.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       business days prior to closing. (Initial/XX/20/2020)
                                                                                              Eligible)
243968709 XXX       $XXX      FL    1/XX/2020  11/XX/2019   Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Originator Loan Designation not provided                                                                                                                                                                                                            TILA ATR/QM
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Costs over Year 1: The final CD disclosed the Amount of Total Property Costs over Year 1 as $0.00 on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of            page 4; however the annual taxes and homeowners insurance  total are $543.92 per year.  Final CD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan             reflects Estimated Taxes, Insurance & Assessments of $1,538.72 monthly, correct amount is $1,547.07.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosures: Final Closing Disclosure provided on 01/XX/2020 did not disclose Amount of      Provide a post-close CD correcting on page 4 and Estimated Taxes, Insurance & Assessments on page 1;
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Non-Escrowed Property Costs over Year 1. (Final/01/XX/2020)                                  and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -      Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of         Testing: The final CD disclosed the Amount of Total Property Costs over Year 1 as $0.00 on page 4;
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Escrowed Property Costs over Year 1 of 6,527.04 on Final Closing Disclosure provided on      however the annual taxes and homeowners insurance  total are $543.92 per year.  Final CD reflects
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                01/XX/2020 not accurate. (Final/01/XX/2020)                                                  Estimated Taxes, Insurance & Assessments of $1,538.72 monthly, correct amount is $1,547.07. Provide a post-close CD correcting on page 4 and Estimated Taxes, Insurance & Assessments on page 1; and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.
243369095 XXX       $XXX      CA    2/XX/2020  2/XX/2020    Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not   Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within                                                                                                                                                                                                  -
                                                                       Other                  SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not      3 Business Days of Application: Creditor did not provide Affiliated Business Arrangement Disclosure to
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       provide Affiliated Business Arrangement Disclosure to applicant within three (3) business    applicant within three (3) business days of application.
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         days of application.                                                                         Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs October 2018 Test: Escrow Account section (pg 4) indicates loan will not have an escrow account and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of   "Estimated Property Costs over Year 1" does not match annual sum of actual monthly costs.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Estimated Property Costs over Year 1 of 9,220.09 on Final Closing Disclosure provided on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                02/XX/2020 not accurate. (Final/02/XX/2020)
243464759 XXX       $XXX      CA    2/XX/2020  2/XX/2020    Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                 [3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash                                                                                                                                                                                                             3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Revised loan Estimate should be                                                                                                                                                                                                  TILA ATR/QM
                                                                       Other                                                                                                                     From Borrower.: Documented qualifying Assets for Closing of  $0.00 is less than Cash                                                                                                                                                                                                                                                                           Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. sent and received by borrower four business days prior to closing.
                                                                                                                                                                                                 From Borrower $83.71.                                                                                                                                                                                                                                                                                                                                          Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   Discount Point Fee was last disclosed as $88.00 on LE but disclosed as $91.00 on Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and      Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.                                    post-close CD disclosing the tolerance cure to include $3, a copy of refund check, proof of delivery,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not   and a copy of the letter of explanation sent to the borrower disclosing the changes made.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                H-8 form was used, the H-9 form should have been used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Revised Loan Estimate provided on 02/XX/2020 not received by borrower at least four (4) business days prior to closing. (Interim/02/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Discount Points.  Fee Amount of $2,987.08 exceeds tolerance of $892.00.  Insufficient or no cure was provided to the borrower. (7200)
243983222 XXX       $XXX      NJ    2/XX/2020  12/XX/2019   Second     Refinance Cash-out -   Temporary    1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                            Home       Other                  SHQM
                                                                                              (GSE/Agency
                                                                                              Eligible)
243622999 XXX       $XXX      CA    2/XX/2020  2/XX/2020    Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business        Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement                                                                                                                                                                                                           -
                                                                       Other                  SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on          Disclosure: Disclosure is not signed by the borrower.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Affiliated Business Arrangement Disclosure.
                                                                                              Eligible)
243762246 XXX       $XXX      OH    1/XX/2020  10/XX/2019   Primary    Purchase               Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided     SELLER - GENERAL COMMENT (2022/XX/05): It appears that the TPR calculated       GENERAL COMMENT (2022/XX/05): It appears that the TPR calculated income or debt                                 TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Within 3 Business Days of Application: Disclosure not provided to the borrower within three business    income or debt differently and I would need those worksheets to determine if    differently and I would need those worksheets to determine if any discrepancy exists
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    days.                                                                                                   any discrepancy exists
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The  Closing Disclosure was REVIEWER - GENERAL COMMENT (2022/XX/05): This exception is for missing the Loan GENERAL COMMENT (2022/XX/09): See attached QM findings as Safe Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage Loan Information Document Not Received Timely): Ohio Consumer Sales Practices Act:  provided on 01/XX/2020 and not 3 days prior to Closing Date 01/XX/2020.                                 Designation.  Loan was tested as Non-QM.  Please provide Loan Designation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Acknowledgement of Receipt of Home Mortgage Loan Information Document not received by                                                                                                                SELLER - GENERAL COMMENT (2022/XX/09): See attached QM findings as Safe Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                borrower within five (5) business days of application.                                                                                                                                               REVIEWER - GENERAL COMMENT (2022/XX/13): EXCEPTION HISTORY - Exception Detail
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations                                                                                                           was updated on 12/XX/2022 PRIOR Exception Detail: Ability to Repay / Qualified
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014):                                                                                                         Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                List of Homeownership Counseling Organizations not provided to applicant within three (3)                                                                                                            tested as Non-QM.  Due Diligence Loan Designation is ATR Risk.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days of application.                                                                                                                                                                        REVIEWER - GENERAL COMMENT (2022/XX/14): We cannot regrade based on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of                                                                                                                    compensating factors.  Please provide designation for re-testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosures: Final Closing Disclosure provided on 01/XX/2020 did not disclose Amount of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Non-Escrowed Property Costs over Year 1. (Final/01/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/01/XX/2020)
243444490 XXX       $XXX      CA    3/XX/2020  2/XX/2020    Primary    Refinance Cash-out -   Temporary    1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Other                  HPQM
                                                                                              (GSE/Agency
                                                                                              Eligible)
243162674 XXX       $XXX      NY    2/XX/2020  1/XX/2020    Primary    Refinance Cash-out -   Safe Harbor  2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay  Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Seller restated loan designation                                                                                                                                                                                                 -
                                                                       Other                  QM                                                                                                                                                                                                                                                                                                                                                                                                                                                                / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, to Safe Harbor QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Designation of Safe Harbor QM.                                                               Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $70.00 exceeds
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       tolerance of $0.00. Insufficient or no cure was provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax      Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Service Fee (Life Of Loan).  Fee Amount of $70.00 exceeds tolerance of $0.00.  Insufficient  Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee. Fee Amount of $40.00 exceeds tolerance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                or no cure was provided to the borrower. (7580)                                              of $34.00. Insufficient or no cure was provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Report Re-Issue Fee.  Fee Amount of $40.00 exceeds tolerance of $34.00.  Insufficient or no cure was provided to the borrower. (75117)
243449708 XXX       $XXX      CA    1/XX/2020  12/XX/2019   Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 -                                                                                                                                                                                                       -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of   October 2018 Test: Annual hazard insurance premium is $594.00 or $49.50 per month. Page 4 of final CD
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Estimated Property Costs over Year 1 of 14,675.40 on Final Closing Disclosure provided on    is overstated by 1 months insurance.
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         01/XX/2020 not accurate. (Final/01/XX/2020)                                                  Federal Compliance - TRID Lender Credit Tolerance Violation: No change in circumstance provided for the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated       Zero Percent Tolerance exceeding allowable guidelines.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $-16,365.00  is less than amount of binding Lender Credit previously disclosed in the amount of $-18,183.00. (9300)
243372313 XXX       $XXX      CA    2/XX/2020  1/XX/2020    Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same                                                                                                                                                                                                                                                                                                               -
                                                                       Other                  SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         H-8 form was used, the H-9 form should have been used.
243432291 XXX       $XXX      FL    2/XX/2020  11/XX/2019   Primary    Refinance Cash-out -   Temporary    1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A           [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing:    REVIEWER - CURED COMMENT (2022/XX/15): Sufficient Cure Provided At Closing                                                                                                                      -
                                                                       Other                  SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for        EV1
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Transfer Tax.  Fee Amount of $911.80 exceeds tolerance of $759.00.  Sufficient or excess
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         cure was provided to the borrower at Closing. (8304)
243222980 XXX       $XXX      OK    2/XX/2020  1/XX/2020    Primary    Refinance Cash-out -   Temporary    1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Other                  SHQM
                                                                                              (GSE/Agency
                                                                                              Eligible)
243290521 XXX       $XXX      AZ    2/XX/2020  1/XX/2020    Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Originator Loan Designation not provided. Loan                                                                                                                                                                                                      TILA ATR/QM
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. tested as Non-QM. Due Diligence Loan Designation is ATR Risk.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same       (Circuit 2, 5, 7, 8, 9, 10 or DC): Right to Cancel was issued on incorrect form.  TILA ROR - Provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The form. H-9 Form must be used as lender is the same as originating lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                H-8 form was used, the H-9 form should have been used.                                       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Recording
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Service Fee was not disclosed on LE but disclosed on Final Closing Disclosure as $4.50. .Provide a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  post-close CD disclosing the tolerance cure to include $4.50, a copy of refund check, proof of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Recording Service Fee.  Fee Amount of $4.50 exceeds tolerance of $0.00.  Insufficient or no  delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                cure was provided to the borrower. (75197)                                                   Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       discount points was not disclosed on LE but disclosed on Final Closing Disclosure as $518.75. Provide a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan     post-close CD disclosing the tolerance cure to include $518.75, a copy of refund check, proof of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Discount Points.  Fee Amount of $518.75 exceeds tolerance of $0.00.  Insufficient or no cure delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                was provided to the borrower. (7200)
243154306 XXX       $XXX      FL    1/XX/2020  11/XX/2019   Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing disclosure was not                                                                                                                                                                                                  -
                                                                       Other                  SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     provided to borrower at least 3 days prior to closing
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       business days prior to closing. (Initial/01/XX/2020)
                                                                                              Eligible)
243803965 XXX       $XXX      CA    2/XX/2020  1/XX/2020    Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business        Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement                                                                                                                                                                                                           -
                                                                       Other                  SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on          Disclosure: Borrower signature missing on Affiliated Business Arrangement Disclosure.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Affiliated Business Arrangement Disclosure.                                                  Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence borrower received
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   Initial Closing Disclosure within three (3) business days prior to date of Note not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/02/XX/2020)
243905627 XXX       $XXX      GA    2/XX/2020  12/XX/2019   Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA   Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: The delivery                                                                                                                                                                                                          -
                                                                       Other                  SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date confirmation is dated prior to the report date.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       when valuation was performed.  Unable to determine compliance with appraisal timing
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         requirements. (Type:Primary/12/XX/2019)
243917959 XXX       $XXX      FL    3/XX/2020  2/XX/2020    Primary    Refinance Cash-out -   Temporary    1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Debt Consolidation     SHQM
                                                                                              (GSE/Agency
                                                                                              Eligible)
243433931 XXX       $XXX      NY    3/XX/2020  1/XX/2020    Primary    Refinance Cash-out -   Temporary    1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Other                  SHQM
                                                                                              (GSE/Agency
                                                                                              Eligible)
243999544 XXX       $XXX      NJ    2/XX/2020  1/XX/2020    Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days     Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to                                                                                                                                                                                                           -
                                                                       Other                  SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a    Consummation: Evidence of borrower's receipt of the appraisal is missing.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       copy of each valuation to applicant three (3) business days prior to consummation.           Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: File is
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         (Type:Primary/02/XX/2020)                                                                    missing a valid change of circumstance supporting the increase in this fee. Tolerance cure was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Report Fee.  Fee Amount of $107.88 exceeds tolerance of $100.00.  Insufficient or no cure was provided to the borrower. (7520)
243245590 XXX       $XXX      IL    2/XX/2020  1/XX/2020    Primary    Refinance Cash-out -   Temporary    1        A        A        A        A                                                                                                                                                                                                                                                                                                    [3] Appraisal    Appraiser                      1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Other                  SHQM                                                                                                                                                                                                                                                                                                                                                  Data Integrity - licensed
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                           Appraiser's      09/XX/2020 and
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                             license or       report date is
                                                                                                                                                                                                                                                                                                                                                                                                                                                    certification    01/XX/2020.
                                                                                                                                                                                                                                                                                                                                                                                                                                                    was not active
                                                                                                                                                                                                                                                                                                                                                                                                                                                    at the time of
                                                                                                                                                                                                                                                                                                                                                                                                                                                    the appraisal.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Valuation Type:
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Appraisal /
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Valuation Report
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date: 01/XX/2020
243904249 XXX       $XXX      PA    2/XX/2020  1/XX/2020    Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                 [3] Application / Processing - Missing Document: Other not provided                                                                                                                                                                                                                                3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: The seller did not provide a loan designation for   REVIEWER - CURED COMMENT (2022/XX/11): Sufficient Cure Provided At Closing                                                                                                                      TILA ATR/QM
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. this loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of            Costs over Year 1: Non escrowed property costs over year 1 displayed on page 4 of closing disclosure is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan             less than the amount of estimated taxes insurance and other assessments displayed on page 1 of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 1,743.84 on Final Closing  closing disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure provided on 02/XX/2020 not accurate. (Final/02/XX/2020)                           Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -      Testing: Escrowed property costs over year 1 displayed on page 4 of closing disclosure is less than the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of         amount of estimated taxes insurance and other assessments displayed on page 1 of the closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Escrowed Property Costs over Year 1 of 5,773.44 on Final Closing Disclosure provided on      disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                02/XX/2020 not accurate. (Final/02/XX/2020)                                                  Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing disclosure provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   to borrower on the 2/XX/2020 was not signed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/XX/20/2020)                                         Fee change as a result of change of circumstance in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Report Fee.  Fee Amount of $95.75 exceeds tolerance of $65.00.  Sufficient or excess cure was provided to the borrower at Closing. (7520)
243764018 XXX       $XXX      CA    2/XX/2020  1/XX/2020    Primary    Refinance Cash-out -   Safe Harbor  3        C        C        B        B                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    The AUS was missing from the loan file, the one in the loan file is post close.                                                                                                                           3           C           C           B           B           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Loan origination designation of Temp SHQM does                                                                                                                                                                                                  TILA ATR/QM
                                                                       Debt Consolidation     QM                                                                                                 were not met                                                                             The VVOE for the prior employment was not provided to verify two year employment                                                                                                                                                                                      2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    not meet loan due diligence designation of Safe Harbor QM due to missing the VVOE for prior employment.
                                                                                                                                                                                                 [3] Guideline Issue - Borrower has been on current job less than 2 years, and prior      history.                                                                                                                                                                                                                                                              Due Diligence Loan Designation of Safe Harbor QM.                                            Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks
                                                                                                                                                                                                 employment history was not documented as required.: Borrower: XXX // Employment Type:    The AUS in the loan file is post close.                                                                                                                                                                                                                               [2] Federal Compliance - QM Employment History - Current and/or Previous Employment          Date Info: The VVOE for the prior employment was not in the loan file, unable to verify actual dates of
                                                                                                                                                                                                 Employment / Income Type: Wages / Start Date: 06/XX/2018                                 The VVOE for the prior employment was not provided.                                                                                                                                                                                                                   Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment      employment.
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: AUS not provided                                                                                                                                                                                                                                                                                              Dates to verify two years employment history for current and/or prior employment.            Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 -
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Fraud Report not provided                                                                                                                                                                                                                                                                                     (XXX/XXX/11677693)                                                                           October 2018 Test: The estimated property cost over 1 year in the amount of $5,490.12 is not accurate
                                                                                                                                                                                                 [3] Income Documentation - The verification of employment is not within 10 business days                                                                                                                                                                                                                                                                       [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs due to the hazard insurance policy being verified as 868.08 annually as opposed to lender  insurance
                                                                                                                                                                                                 of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start                                                                                                                                                                                                                                                                        Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of   coverage of $644.52 annually.
                                                                                                                                                                                                 Date: 01/XX/2017                                                                                                                                                                                                                                                                                                                                               Estimated Property Costs over Year 1 of 5,490.12 on Final Closing Disclosure provided on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                02/XX/2020 not accurate. (Final/02/XX/2020)
243682837 XXX       $XXX      WI    1/XX/2020  1/XX/2020    Primary    Refinance Rate/Term    Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Loan designation was not specified in the loan                                                                                                                                                                                                      TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. documents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.
243459645 XXX       $XXX      TX    1/XX/2020  12/XX/2019   Primary    Purchase               Temporary    1        A        A        A        A                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    File is missing the pre close AUS reflecting the child support included in the                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                                              SHQM                                                                                               were not met                                                                             debt ratio
                                                                                              (GSE/Agency
                                                                                              Eligible)
243128226 XXX       $XXX      CA    2/XX/2020  1/XX/2020    Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days     Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure should                                                                                                                                                                                                   -
                                                                       Other                  SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a    be provided to Borrower at least 3 business days prior to closing.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       copy of each valuation to applicant three (3) business days prior to consummation.           Federal Compliance - TRID Lender Credit Tolerance Violation: Fee Increased, No cure was provided.
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         (Type:Primary/02/XX/2020)                                                                    Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Revised Loan Estimate should be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not   provided to borrower at least 4 business days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/02/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $-1,043.75  is less than amount of binding Lender Credit previously disclosed in the amount of $-1,114.00. (9300)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Revised Loan Estimate provided on 02/XX/2020 not received by borrower at least four (4) business days prior to closing. (Interim/02/XX/2020)
243398907 XXX       $XXX      MO    2/XX/2020  12/XX/2019   Primary    Refinance Cash-out -   Temporary    3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Loan is failing APR testing and is waterfalling                                                                                                                                                                                                 TILA ATR/QM
                                                                       Other                  HPQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    to a Due Diligence Loan Designation of Temporary HPQM.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).                      Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business        Disclosure: Affiliated Business Arrangement is missing the signature.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Affiliated Business Arrangement Disclosure.
243962337 XXX       $XXX      CA    1/XX/2020  10/XX/2019   Primary    Refinance Limited      Temporary    2        B        B        B        B                                                 [3] Guideline Issue - Refi Purpose reflects Rate/Term and cash out greater than the      Loan was presented as a Limited Cash Out Refinance on the Final 1003 and AUS but                                                                                                                          2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations   Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided                                                                                                                                                                                                     -
                                                                       Cash-out GSE           SHQM                                                                                               lesser of 2% of the loan amount or $2000.: Cash to Borrower:  $214,560.37; Total Cash    cash to Borrower on the Final CD is $215,045.37.                                                                                                                                                                                                                      Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): Within 3 Business Days of Application: Disclosure was provided 01/XX/2020.  Application date was
                                                                                              (GSE/Agency                                                                                        Out:    $214,560.37;  Refi Purpose:  Limited Cash-out GSE                                                                                                                                                                                                                                                                                                      List of Homeownership Counseling Organizations not provided to applicant within three (3)    10/XX/2019.
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
243536814 XXX       $XXX      FL    2/XX/2020  1/XX/2020    Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1    Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: Escrow                                                                                                                                                                                                      -
                                                                       Other                  SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property   Account section (pg 4) indicates loan will have an escrow account and "Non-Escrowed Property Costs over
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Costs over Year 1 of 3,984.00 on Final Closing Disclosure provided on 02/XX/2020 not         Year 1" does not match the annual sum of the actual monthly non-escrowed costs. For Credit/Compliance
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         accurate. (Final/02/XX/2020)                                                                 reviews, the non-Escrowed costs are found on the Loan Summary screen, in the Included in Escrow section.
243945545 XXX       $XXX      CA    2/XX/2020  1/XX/2020    Primary    Refinance Cash-out -   Temporary    1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Other                  SHQM
                                                                                              (GSE/Agency
                                                                                              Eligible)
243012379 XXX       $XXX      NJ    2/XX/2020  12/XX/2019   Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA        Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Loan estimate dated 01/XX/2022                                                                                                                                                                                                   -
                                                                       Other                  SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              Integrated Disclosure: Revised Loan Estimate provided on 01/XX/2020 not received by borrower was not received at least 4 business days prior to the closing of CD dated 01/XX/2020.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       at least four (4) business days prior to closing. (Interim/01/XX/2020)
                                                                                              Eligible)
243207706 XXX       $XXX      GA    6/XX/2020  3/XX/2020    Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The                                                                                                                                                                                                        -
                                                                       Other                  SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  Closing Disclosure dated 06/XX/2020 indicates the Wire Fee of $25.00 was added with no valid Change of
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Wire /Funding/ Disbursement Fee.  Fee Amount of $25.00 exceeds tolerance of $0.00.           Circumstance or cure provided.
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         Insufficient or no cure was provided to the borrower. (77190)                                Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Closing Disclosure dated 06/XX/2020 indicates the Attorney Review Fee of $100.00 was added with no
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  valid Change of Circumstance or cure provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Attorney Review Fee.  Fee Amount of $100.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77166)
243110072 XXX       $XXX      MD    2/XX/2020  12/XX/2019   Investment Refinance Rate/Term    N/A          1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
243583712 XXX       $XXX      AK    2/XX/2020  1/XX/2020    Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   Federal Compliance - (Missing Data) Last Rate Set Date: Rate lock was not in the loan file.                                                                                                                                                                                                             -
                                                                       Other                  SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Transaction Date used to determine rate used for testing.
                                                                                              Eligible)
243981848 XXX       $XXX      GA    1/XX/2020  12/XX/2019   Primary    Purchase               Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations   Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided                                                                                                                                                                                                     -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): Within 3 Business Days of Application: The file was missing a copy of the Homeownership Counseling
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       List of Homeownership Counseling Organizations not provided to applicant within three (3)    disclosure or proof of the borrower's receipt within 3 days of originator application date.
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.                                                                Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence Seller fees not listed on Seller CD provided or Buyers Final CD.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                First Lien: TRID Final Closing Disclosure 01/XX/2020 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Borrower paid fees.) (Final/01/XX/2020)
243718678 XXX       $XXX      MA    2/XX/2020  1/XX/2020    Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In                                                                                                                                                                                                      -
                                                                       Other                  SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a  File): No evidence in the file confirms the borrower's receipt of the appraisal.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       copy of the appraisal at least three (3) business days prior to closing, and appraisal was   State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified):
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         not provided at or before closing. (Type:Primary/02/XX/2020)                                 Missing evidence in the file of the required MA testing p[er MA state requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
243719604 XXX       $XXX      NV    2/XX/2020  2/XX/2020    Investment Purchase               N/A          1        A        A        A        A                                                 [3] General - Missing Document: 1007 Rent Comparison Schedule not provided                                                                                                                                                                                                                         1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Fraud Report not provided
243570339 XXX       $XXX      AR    3/XX/2020  3/XX/2020    Primary    Refinance Rate/Term    Temporary    1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                                              SHQM
                                                                                              (GSE/Agency
                                                                                              Eligible)
243421530 XXX       $XXX      NC    2/XX/2020  1/XX/2020    Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided:          Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal                                                                                                                                                                                                  -
                                                                       Other                  SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three    Fee was first disclosed as $500 on LE but disclosed as $510 on Final Closing Disclosure. File does not
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       (3) business days of application. Initial Loan Estimate dated 02/XX/2020 was electronically  contain a valid COC for this fee, nor evidence of cure in file.
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         provided without or prior to borrower's consent to receive electronic disclosures. Failure   Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                to comply with the provisions of the E-Sign Act and failure to provide good faith estimate   Discount Point Fee was last disclosed as $645.00 on LE but disclosed as $1540 on Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                of fees timely may result in additional fee tolerance violations. (Initial/02/XX/2020)       Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $510.00 exceeds tolerance of $500.00.  Insufficient or no cure was provided to the borrower. (7506)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Discount Points.  Fee Amount of $1,540.00 exceeds tolerance of $645.00.  Insufficient or no cure was provided to the borrower. (7200)
243686359 XXX       $XXX      CA    2/XX/2020  2/XX/2020    Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing:                                                                                                                                                                                                  -
                                                                       Other                  SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated       The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as $1,666.80 on page 4;
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Property Costs over Year 1 of 1,666.80 on Final Closing Disclosure provided on 02/XX/2020    Final CD reflects Estimated Taxes & Insurance of $138.90 monthly, correct amount is $121.85.
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         not accurate. (Final/02/XX/2020)
243803342 XXX       $XXX      VA    2/XX/2020  1/XX/2020    Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial CD Issued less than                                                                                                                                                                                                 -
                                                                       Other                  SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     6 days prior to closing and received by the borrower less than 3 business days prior to closing.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       business days prior to closing. (Initial/01/XX/2020)                                         Initial CD is dated 01/XX/2020 Closing date 02/XX/2020.
                                                                                              Eligible)
243499913 XXX       $XXX      FL    3/XX/2020  1/XX/2020    Investment Refinance Cash-out -   N/A          2        B        B        B        B                                                 [2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note      Current Insurance expires 4/XX/20.  Renewal was paid at closing, however missing                                                                                                                          2           B           B           B           B           [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days                                                                                                                                                                                                                                                                                                             -
                                                                       Other                                                                                                                     Date.: Hazard Insurance Policy Expiration Date 04/XX/2020, Note Date 03/XX/2020          Hazard Insurance Declaration Page from 4/XX/20 to 4/XX/21.                                                                                                                                                                                                            Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Type:Primary/02/XX/2020)
243717252 XXX       $XXX      UT    2/XX/2020  1/XX/2020    Primary    Refinance Cash-out -   Non QM       3        C        C        C        C                                                                                                                                                                                                                                                                                                                                                    3           C           C           C           C           [3] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014):        Federal Compliance - QM Employment History: Waterfalling to non-QM requirements due to UTD loan         REVIEWER - CURED COMMENT (2022/XX/11): Sufficient Cure Provided At Closing                                                                                                                      TILA ATR/QM
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Employment history requirement not met. (XXX/XXX/11677721)                                   designation, 2 year history not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank    Federal Compliance - S-Corp Income Documentation Test: Waterfalling to non-QM requirements due to UTD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp)          loan designation, 2 years signed returns, P&L, and balance sheet not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Waterfalling to non-QM requirements due to UTD loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. designation, 2 years signed returns, P&L, and balance sheet not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $466.50 exceeds tolerance of $450.00.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
243244169 XXX       $XXX      CA    3/XX/2020  2/XX/2020    Primary    Refinance Cash-out -   Temporary    1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Other                  SHQM
                                                                                              (GSE/Agency
                                                                                              Eligible)
243503800 XXX       $XXX      CA    2/XX/2020  1/XX/2020    Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA   Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Appraisal calculated                                                                                                                                                                                                  -
                                                                       Other                  SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date received date by the borrower is 2/XX/2020 but the appraisal was signed on 2/XX/2020.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       when valuation was performed.  Unable to determine compliance with appraisal timing          Federal Compliance - (Missing Data) Last Rate Set Date: Missing evidence of when the rate was locked.
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         requirements. (Type:Primary/02/XX/2020)                                                      Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: The initial LE was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   e-signed on 2/XX/2020 but the E-consent was dated 2/XX/2020.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application. Initial Loan Estimate dated 01/XX/2020 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/01/XX/2020)
243023671 XXX       $XXX      CT    2/XX/2020  1/XX/2020    Primary    Refinance Cash-out -   Temporary    1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Other                  SHQM
                                                                                              (GSE/Agency
                                                                                              Eligible)
243104773 XXX       $XXX      CA    3/XX/2020  2/XX/2020    Primary    Refinance Cash-out -   Temporary    1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Other                  SHQM
                                                                                              (GSE/Agency
                                                                                              Eligible)
243827709 XXX       $XXX      NJ    3/XX/2020  2/XX/2020    Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Fraud Report not provided               Provide most recent complete copy of Fraud Report.                                 SELLER - GENERAL                                                                                                       2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations   Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Provide                                                                                 GENERAL COMMENT (2022/XX/21): Unable to procure.                                                                -
                                                                       Other                  SHQM                                                                                                                                                                                                                                                                           COMMENT                                                                                                                                                                            Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of           executed copy of Homeownership Counselling List Status.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                    (2022/XX/21): Unable                                                                                                                                                               Homeownership Counseling Organizations to borrower.                                          Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Provide initial loan estimate
                                                                                              Eligible)                                                                                                                                                                                                                                                                      to procure.                                                                                                                                                                        [2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA        dated at least 4 business days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Revised Loan Estimate provided on 02/XX/2020 not received by borrower Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                at least four (4) business days prior to closing. (Interim/02/XX/2020)                       Settlement fee was last disclosed as $0.00 on LE but disclosed as $25.00 on Final Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Provide a post-close CD disclosing the tolerance cure to include $25.00, a copy of refund check, proof
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changed made
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Notice of Settlement Fee.  Fee Amount of $25.00 exceeds tolerance of $0.00.  Insufficient or or VCC.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                no cure was provided to the borrower. (77213)                                                Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fax fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       was last disclosed as $0.00 on LE but disclosed as $25.00 on Final Closing Disclosure.  Provide a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -  post-close CD disclosing the tolerance cure to include $25.00 a copy of refund check, proof of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Copy Or Fax Fee.  Fee Amount of $25.00 exceeds tolerance of $0.00.  Insufficient or no cure  delivery, and a copy of the letter of explanation sent to the borrower disclosing the changed made or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                was provided to the borrower. (77172)                                                        VCC.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Broker
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage fee was last disclosed as $4,527.00 on LE but disclosed as $5,203.35 on Final Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Broker Fee.  Fee Amount of $5,203.35 exceeds tolerance of $4,527.00.  Insufficient or no     Provide a post-close CD disclosing the tolerance cure to include $676.35, a copy of refund check, proof
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                cure was provided to the borrower. (73109)                                                   of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changed made or VCC.
243174187 XXX       $XXX      CA    2/XX/2020  1/XX/2020    Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: File is                                                                                                                                                                                                    -
                                                                       Other                  SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for          missing a valid change of circumstance for the increase in this fee and there was no tolerance cure
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Appraisal Fee.  Fee Amount of $635.00 exceeds tolerance of $485.00.  Insufficient or no cure provided.
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         was provided to the borrower. (7506)
243661757 XXX       $XXX      OR    3/XX/2020  11/XX/2019   Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                 [3] Guideline Issue - Aged document: Asset Account date is more than 90 days prior to    Please provide HOA verification for XXX.                                                                                                                                                                  2           B           B           B           B           [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days     Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure                                                                                                                                                                                                  -
                                                                       Other                  SHQM                                                                                               Closing.: Financial Institution: XXX // Account Type: Individual Retirement Account                                                                                                                                                                                                                                                                            Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a    not signed and no evidence in file of receipt at least  three business days prior to closing.
                                                                                              (GSE/Agency                                                                                        (IRA) / Account Number: XXXX                                                                                                                                                                                                                                                                                                                                   copy of each valuation to applicant three (3) business days prior to consummation.           Federal Compliance - TRID Lender Credit Tolerance Violation: Final Lender Credit  of -1.00 is less than
                                                                                              Eligible)                                                                                          [3] Credit Documentation - Aged document: Credit Report  is more than 90 days prior to                                                                                                                                                                                                                                                                         (Type:Primary/XX/20/2020)                                                                    the amount of previous lender credit of -$438.00. No valid Change of circumstance or cure in file.
                                                                                                                                                                                                 the note date.: Credit Report: Original // Borrower: XXX                                                                                                                                                                                                                                                                                                       [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   Please provide post closing cd to evidence correction of lender credit or cure provided to borrower.
                                                                                                                                                                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, OR HOA Verification                                                                                                                                                                                                                                                                       Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Please
                                                                                                                                                                                                 [3] Income Documentation - REO Documents are missing.                                                                                                                                                                                                                                                                                                          business days prior to closing. (Initial/02/XX/2020)                                         provide post closing disclosure evidencing cure to borrower. No valid change of circumstance or cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated       evidence in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Please
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $-1.00  is less than amount of binding Lender Credit previously disclosed in the amount of   provide post closing disclosure evidencing cure to borrower. No valid change of circumstance or cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $-438.00. (9300)                                                                             evidence in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,288.00 exceeds tolerance of $2,050.00 plus 10% or $2,255.00.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Discount Points.  Fee Amount of $450.00 exceeds tolerance of $438.00.  Insufficient or no cure was provided to the borrower. (7200)
243892863 XXX       $XXX      CA    2/XX/2020  1/XX/2020    Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not                                                                                                                                                                                                      -
                                                                       Other                  SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     provided to Borrower(s) at least three (3) business days prior to closing.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       business days prior to closing. (Initial/XX/20/2020)
                                                                                              Eligible)
243028844 XXX       $XXX      CA    3/XX/2020  1/XX/2020    Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same       Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance                                                                                                                                                                                                     -
                                                                       Other                  SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to (Circuit 2, 5, 7, 8, 9, 10 or DC): Notice of Right to Cancel provided on H-8 Form.  The H-9 form should
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The have been used.
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         H-8 form was used, the H-9 form should have been used.                                       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Percent Tolerance Fee for Loan Origination n the amount of $2,340.00 exceeds tolerance of $2,340.00.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan     No evidence of cure provided or Change of Circumstance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Origination Fee.  Fee Amount of $2,400.00 exceeds tolerance of $2,340.00.  Insufficient or no cure was provided to the borrower. (7325)
243299431 XXX       $XXX      FL    2/XX/2020  1/XX/2020    Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, FL Tax Verification                                                                                                                                                                                                           2           B           B           B           B           [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days     Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement                                                                                                                                                                                                           -
                                                                       Other                  SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a    Disclosure: Evidence of Borrower receipt is missing.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       copy of each valuation to applicant three (3) business days prior to consummation.           Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 -
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         (Type:Primary/02/XX/2020)                                                                    October 2018 Test: The amount disclosed on page 4 of the final CD $2,835.48 is the amount of the annual
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   HOA.  Taxes and insurance should hae also been included because they were not escrowed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and      Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure should
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Transaction Date used to determine rate used for testing.                                    be provided to Borrower at least three business days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Estimated Property Costs over Year 1 of 2,835.48 on Final Closing Disclosure provided on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                02/XX/2020 not accurate. (Final/02/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/02/XX/2020)
243255452 XXX       $XXX      PA    3/XX/2020  8/XX/2019    Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not       Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: Verification appraisal was delivered to                                                                                                                                                                                                   -
                                                                       Other                  SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              evidence the consumer was provided with the right to receive a copy of the Appraisal         borrower was not provided.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Disclosure within 3 days of the loan application date.                                       Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Evidence of earlier
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided:          borrower receipt was not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three    Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application. Initial Loan Estimate dated 08/XX/2019 was electronically  Fee was last disclosed as $415.00 on LE but disclosed as $515.00 on Final Closing Disclosure. File does
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided without or prior to borrower's consent to receive electronic disclosures. Failure   not contain a valid COC for this fee, nor evidence of cure in file.   Provide a post-close CD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                to comply with the provisions of the E-Sign Act and failure to provide good faith estimate   disclosing the tolerance cure to include $100, a copy of refund check, proof of delivery, and a copy of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                of fees timely may result in additional fee tolerance violations. (Initial/08/XX/2019)       the letter of explanation sent to the borrower disclosing the changes made.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $515.00 exceeds tolerance of $415.00.  Insufficient or no cure was provided to the borrower. (7506)
243766999 XXX       $XXX      CA    2/XX/2020  11/XX/2019   Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                 [3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio  Missing supporting documentation for the source of the other income for the                                                                                                                               2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations   Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided     REVIEWER - CURED COMMENT (2022/XX/14): Sufficient Cure Provided At Closing                                                                                                                      -
                                                                       Other                  SHQM                                                                                               discrepancy.: Calculated investor qualifying total debt ratio of 42.88959% exceeds AUS   Borrower.                                                                                                                                                                                                                                                             Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): Within 3 Business Days of Application: Borrowers were not provided with List of Homeownership
                                                                                              (GSE/Agency                                                                                        total debt ratio of 37.45000%.                                                                                                                                                                                                                                                                                                                                 List of Homeownership Counseling Organizations not provided to applicant within three (3)    Counseling Organizations within three business days of application.
                                                                                              Eligible)                                                                                          [3] Income Documentation - REO Documents are missing.: Address: XXX, IL Insurance                                                                                                                                                                                                                                                                              business days of application.                                                                Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: The borrowers were not provided with the
                                                                                                                                                                                                 Verification                                                                                                                                                                                                                                                                                                                                                   [2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not       right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                evidence the consumer was provided with the right to receive a copy of the Appraisal         Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Borrowers were was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure within 3 days of the loan application date.                                       provided with  Loan Estimate within three business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided:          Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to       Sufficient cure was provided to the borrower at Closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Borrower(s) within three (3) business days of application. (Initial/12/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Verification Of Employment Fee.  Fee Amount of $70.00 exceeds tolerance of $0.00.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Sufficient or excess cure was provided to the borrower at Closing. (7571)
243477754 XXX       $XXX      NV    3/XX/2020  2/XX/2020    Primary    Refinance Cash-out -   Non QM       3        C        C        C        C                                                                                                                                                                                                                                                                                                                                                    3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Loan was AUS approved but is failing points and REVIEWER - CURED COMMENT (2022/XX/14): Sufficient Cure Provided At Closing                                                                                                                      TILA ATR/QM
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    fees testing and is waterfalling to a Due Diligence Loan Designation of Non QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation of Non QM.                                                    Federal Compliance - QM Points and Fees: Points and Fees are more than allowable maximum.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points    Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                and Fees on subject loan of 3.21560% is in excess of the allowable maximum of  3.00000% of   Disclosure: The Affiliate Disclosure is not signed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $XXX vs. an allowable total of $XXX (an overage of $XXX or .21560%).                         3 Business Days of Application: The Affiliate Disclosure was not signed. The dates are pulled from the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business        document provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on          Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Affiliated Business Arrangement Disclosure.                                                  The CD dated 02/XX/2020 indicates the Appraisal Fee increased to $575.00 with no valid COC or cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not   provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $575.00 exceeds tolerance of $495.00.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
243760105 XXX       $XXX      NC    3/XX/2020  2/XX/2020    Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 -                                                                                                                                                                                                       -
                                                                       Other                  SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of   October 2018 Test: Non-escrowed closing costs on CD do not match the calculated Non-escrowed closing
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Estimated Property Costs over Year 1 of 3,573.46 on Final Closing Disclosure provided on     costs for Hazard insurance, Taxes, and HOA dues.
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         03/XX/2020 not accurate. (Final/03/XX/2020)
243365040 XXX       $XXX      CO    2/XX/2020  1/XX/2020    Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent                                                                                                                                                                                                 -
                                                                       Debt Consolidation     SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount Fee Tolerance exceeded. Total amount of $1,586.00 exceeds tolerance of $133.00 plus 10% or $146.30.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       of $1,586.00 exceeds tolerance of $133.00 plus 10% or $146.30.  Insufficient or no cure was  Insufficient or no cure was provided to the borrower.
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower. (0)
243912496 XXX       $XXX      NJ    3/XX/2020  1/XX/2020    Investment Refinance Cash-out -   N/A          1        A        A        A        A                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, NJ Lease Agreement, REO property listed on the application XXX is missing pages 2-8 of the Lease                                                                                                                              1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Other                                                                                                                     Other                                                                                    agreement.
243160018 XXX       $XXX      ID    3/XX/2020  1/XX/2020    Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                 [3] Document Error - Hazard Insurance policy does not list Lender or Servicer and its                                                                                                                                                                                                              2           B           B           B           B           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same       Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance                                                                                                                                                                                                     -
                                                                       Other                  SHQM                                                                                               successors and assigns, per guideline requirements.                                                                                                                                                                                                                                                                                                            Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to (Circuit 2, 5, 7, 8, 9, 10 or DC): The loan was originated by the same lender, however, the payoff is
                                                                                              (GSE/Agency                                                                                        [2] General - Evidence of Taxpayer Consent is Missing, and Taxpayer documentation is                                                                                                                                                                                                                                                                           Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The provided to the current servicer.
                                                                                              Eligible)                                                                                          present.                                                                                                                                                                                                                                                                                                                                                       H-8 form was used, the H-9 form should have been used.
243412246 XXX       $XXX      NJ    3/XX/2020  1/XX/2020    Primary    Refinance Cash-out -   Temporary    1        A        A        A        A                                                 [3] Miscellaneous - Credit Exception:                                                    File is missing a fully executed close out letter for the Heloc paid at closing.                                                                                                                          1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Other                  SHQM                                                                                               [3] Appraisal Adjustments - Excessive site value noted on appraisal without appraiser    No comment from appraiser apparent on appraisal to justify amount.
                                                                                              (GSE/Agency                                                                                        comments to justify: Valuation Type: Appraisal / Valuation Report Date: 02/XX/2020       Dwelling coverage of $313,200 is insufficient to cover the mortgage amount of
                                                                                              Eligible)                                                                                          [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is      $510,000 or the estimated cost new from the appraiser of $576,000. File does not
                                                                                                                                                                                                 insufficient.                                                                            contain an replacement cost estimator.
243183063 XXX       $XXX      IL    3/XX/2020  1/XX/2020    Primary    Refinance Cash-out -   Temporary    1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Other                  SHQM
                                                                                              (GSE/Agency
                                                                                              Eligible)
243892059 XXX       $XXX      CO    3/XX/2020  2/XX/2020    Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                 [3] Guideline Issue - Employment was not verified within 10 days of the note date.:      Missing a verbal VOE within 10 days from closing.                                                                                                                                                         2           B           B           B           B           [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: There is                                                                                                                                                                                                   -
                                                                       Other                  SHQM                                                                                               Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:          Missing a verbal VOE within 10 days from closing.                                                                                                                                                                                                                     Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for          no cure in file for Zero Percent Fee Tolerance exceeded for Application Fee. Fee Amount of $1,370.00
                                                                                              (GSE/Agency                                                                                        05/XX/2010                                                                               Missing a verbal VOE within 10 days from closing.                                                                                                                                                                                                                     Application Fee.  Fee Amount of $1,370.00 exceeds tolerance of $0.00.  Insufficient or no    exceeds tolerance of $110.00.
                                                                                              Eligible)                                                                                          [3] Income Documentation - Income Docs Missing:: Borrower: XXX VVOE - Employment Only    Missing a verbal VOE within 10 days from closing.                                                                                                                                                                                                                     cure was provided to the borrower. (7306)
                                                                                                                                                                                                 [3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start
                                                                                                                                                                                                 Date: 05/XX/2010
                                                                                                                                                                                                 [3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start
                                                                                                                                                                                                 Date: 05/XX/2010
243858957 XXX       $XXX      NJ    3/XX/2020  10/XX/2019   Primary    Refinance Cash-out -   Temporary    1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Debt Consolidation     SHQM
                                                                                              (GSE/Agency
                                                                                              Eligible)
243392764 XXX       $XXX      TX    3/XX/2020  1/XX/2020    Investment Refinance Cash-out -   N/A          1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Other
243359778 XXX       $XXX      CA    3/XX/2020  2/XX/2020    Primary    Refinance Cash-out -   Temporary    1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Other                  SHQM
                                                                                              (GSE/Agency
                                                                                              Eligible)
243270499 XXX       $XXX      UT    2/XX/2020  1/XX/2020    Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Loan Estimate provided                                                                                                                                                                                                  -
                                                                       Other                  SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and      01/XX/2020 and the E-Sign Consent was dated 01/XX/2020.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Transaction Date used to determine rate used for testing.                                    Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided:          COC or cure provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application. Initial Loan Estimate dated 01/XX/2020 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/01/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Re-Inspection Fee.  Fee Amount of $150.00 exceeds tolerance of $0.00.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Insufficient or no cure was provided to the borrower. (75103)
243576319 XXX       $XXX      VA    3/XX/2020  2/XX/2020    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not   Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within                                                                                                                                                                                                  -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not      3 Business Days of Application: Creditor did not provide Affiliated Business Arrangement Disclosure to
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       provide Affiliated Business Arrangement Disclosure to applicant within three (3) business    applicant within three business days of application.
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         days of application.
243277121 XXX       $XXX      PA    3/XX/2020  2/XX/2020    Primary    Refinance Cash-out -   Temporary    1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Other                  SHQM
                                                                                              (GSE/Agency
                                                                                              Eligible)
243984431 XXX       $XXX      ND    6/XX/2020  3/XX/2020    Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: CD not provided to                                                                                                                                                                                                          -
                                                                       Other                  SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     Borrower(s) at least three business days prior to closing.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       business days prior to closing. (Final/06/XX/2020)
                                                                                              Eligible)
243157208 XXX       $XXX      NJ    3/XX/2020  2/XX/2020    Primary    Refinance Cash-out -   Temporary    1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Other                  SHQM
                                                                                              (GSE/Agency
                                                                                              Eligible)
243483608 XXX       $XXX      LA    3/XX/2020  3/XX/2020    Investment Refinance Rate/Term    N/A          1        A        A        A        A                                                 [3] General Appraisal Requirements - Subject is a refinance and property is listed for   Subject is a refinance and property is listed.                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                 sale.: Valuation Type: Appraisal / Valuation Report Date: 01/XX/2020                     The Subject Property was listed for sale at the time of loan application and the
                                                                                                                                                                                                 [3] Guideline Issue - The Subject Property was listed for sale at the time of loan       file does not contain evidence the property was taken off the market on or before application and the file does not contain evidence the property was taken off the market the loan disbursed.
                                                                                                                                                                                                 on or before the loan disbursed.: Valuation Type: Appraisal / Valuation Report Date:
                                                                                                                                                                                                 01/XX/2020
243145124 XXX       $XXX      PA    3/XX/2020  2/XX/2020    Investment Refinance Cash-out -   N/A          1        A        A        A        A                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, PA Insurance        Mortgage statement was not provided for borrowers' primary residence to determine                                                                                                                         1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Other                                                                                                                     Verification, Statement, Tax Verification                                                if escrowed for taxes and insurance.
243570302 XXX       $XXX      GA    3/XX/2020  1/XX/2020    Investment Refinance Cash-out -   N/A          1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Other
243287433 XXX       $XXX      GA    3/XX/2020  1/XX/2020    Investment Refinance Cash-out -   N/A          1        A        A        A        A                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, GA Insurance        Missing statement to verify PITI.                                                                                                                                                                         1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Other                                                                                                                     Verification, Statement, Tax Verification
243495870 XXX       $XXX      VA    3/XX/2020  2/XX/2020    Investment Purchase               N/A          1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
243940240 XXX       $XXX      OR    5/XX/2020  4/XX/2020    Primary    Refinance Cash-out -   Temporary    1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Other                  SHQM
                                                                                              (GSE/Agency
                                                                                              Eligible)
243380735 XXX       $XXX      NY    4/XX/2020  3/XX/2020    Primary    Refinance Cash-out -   Temporary    1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Other                  SHQM
                                                                                              (GSE/Agency
                                                                                              Eligible)
243667825 XXX       $XXX      NY    1/XX/2021  6/XX/2020    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash   Borrower does not require cash to close as per AUS. Loan is a Rate and Term                                                                                                                               2           B           B           B           B           [2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial   Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: The file was missing a copy of                                                                                                                                                                                                  -
                                                                                              SHQM                                                                                               From Borrower.: Documented qualifying Assets for Closing of  $0.00 is less than Cash                                                                                                                                                                                                                                                                           escrow account statement was not provided to the borrower.                                   Initial escrow account statement
                                                                                              (GSE/Agency                                                                                        From Borrower $589.34.                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 -
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final       October 2018 Test: Final Closing Disclosure on file did not disclose Estimated Property Costs over 1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Closing Disclosure provided on 12/XX/2020 did not disclose Estimated Property Costs over     year
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Year 1. (Final/12/XX/2020)                                                                   Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow:    Disclosure disclosed that Estimate does not include Property Taxes
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on  Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Property Costs Year 1: Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                12/XX/2020 incorrectly disclosed whether property taxes are included in escrow.              Closing Disclosure provided on 12/XX/2020 did not disclose Estimated Property Costs over 1 year
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Final/12/XX/2020)                                                                           Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason: Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Property      Disclosure disclosed that loan will not have an escrow account
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided on 12/XX/2020 did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established. (Final/12/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                12/XX/2020 incorrectly disclosed whether the loan will have an escrow account.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Final/12/XX/2020)
243830882 XXX       $XXX      NJ    9/XX/2020  6/XX/2020    Primary    Purchase               Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Rate lock                                                                                                                                                                                                  -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate     Fee  was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, cure  was not
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Lock Fee.  Fee Amount of $163.35 exceeds tolerance of $0.00.  Insufficient or no cure was    provided at closing.
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower. (7335)
243196413 XXX       $XXX      NY    1/XX/2021  10/XX/2020   Primary    Purchase               Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations   Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing:                                                                                                                                                                                                         -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of           Evidence of Borrower receipt is missing.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Homeownership Counseling Organizations to borrower.                                          Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason: The loan does not
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason:       have escrow because taxes and insurance are included in the monthly HOA since the property is a Co-op.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                01/XX/2021 incorrectly disclosed whether the loan will have an escrow account.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Final/01/XX/2021)
243992428 XXX       $XXX      CT    11/XX/2020 9/XX/2020    Primary    Purchase               Temporary    1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                                              SHQM
                                                                                              (GSE/Agency
                                                                                              Eligible)
243762561 XXX       $XXX      NY    10/XX/2020 8/XX/2020    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is      HOI coverage is insufficient by $XXX.   Coverage must be at least the lessor of                                                                                                                           2           B           B           B           B           [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier                                                                                                                                                                                                         -
                                                                                              SHQM                                                                                               insufficient.                                                                            the Cost new from the appraisal or the loan amount.  Provide verification of                                                                                                                                                                                          Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     borrower receipt was not found in file.
                                                                                              (GSE/Agency                                                                                                                                                                                 policy with sufficient coverage OR provide copy of insurer's replacement cost                                                                                                                                                                                         business days prior to closing. (Initial/10/XX/2020)
                                                                                              Eligible)                                                                                                                                                                                   estimate supporting current coverage amount.
243955830 XXX       $XXX      IL    11/XX/2020 6/XX/2020    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003               Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing:     REVIEWER - CURED COMMENT (2022/XX/14): Sufficient Cure Provided At Closing                                                                                                                      -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              [1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided  Sufficient cure was provided to the borrower at Closing.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         amount of $120.00 exceeds tolerance of $60.00 plus 10% or $66.00.  Sufficient or excess cure was provided to the borrower at Closing. (0)
243607002 XXX       $XXX      TN    11/XX/2020 10/XX/2020   Primary    Refinance Rate/Term    Temporary    1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                                              SHQM
                                                                                              (GSE/Agency
                                                                                              Eligible)
243167555 XXX       $XXX      MN    11/XX/2020 5/XX/2020    Primary    Purchase               Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided:          Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: The earliest e-sign                                                                                                                                                                                                     -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three    consent found in the file for both borrower's is 5/XX/2020 which is after the initial LE was
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       (3) business days of application. Initial Loan Estimate dated 05/XX/2020 was electronically  electronically sent on 5/XX/2020.
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         provided without or prior to borrower's consent to receive electronic disclosures. Failure   Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                to comply with the provisions of the E-Sign Act and failure to provide good faith estimate   COC or cure provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                of fees timely may result in additional fee tolerance violations. (Initial/05/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Tax.  Fee Amount of $870.01 exceeds tolerance of $864.00.  Insufficient or no cure was provided to the borrower. (8304)
243241550 XXX       $XXX      IL    12/XX/2020 10/XX/2020   Primary    Refinance Limited      Temporary    1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A           [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing:    REVIEWER - CURED COMMENT (2022/XX/14): Sufficient Cure Provided At Closing                                                                                                                      -
                                                                       Cash-out GSE           SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Sufficient cure was provided by the lender on the Final CD
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Report Fee.  Fee Amount of $100.45 exceeds tolerance of $77.00.  Sufficient or excess cure
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         was provided to the borrower at Closing. (7520)
243984785 XXX       $XXX      CA    12/XX/2020 6/XX/2020    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Document Error - Missing verification of the existance of self-employed business     Third party verification of existance of self-employed business within 20 days of                                                                                                                         2           B           B           B           B           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same       Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance                                                                                                                                                                                                     -
                                                                                              SHQM                                                                                               within 20 days of the Note Date (COVID-19).: Borrower: XXX // Employment Type:           note date not provided.                                                                                                                                                                                                                                               Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to (Circuit 2, 5, 7, 8, 9, 10 or DC): Notice of Right to Cancel provided on H-8. Form H-9 should have been
                                                                                              (GSE/Agency                                                                                        Employment / Income Type: S-Corp (>= 25%) / Start Date: 09/XX/2014 Application Date:                                                                                                                                                                                                                                                                           Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The used not provided.
                                                                                              Eligible)                                                                                          06/XX/2020;                                                                                                                                                                                                                                                                                                                                                    H-8 form was used, the H-9 form should have been used.
243831092 XXX       $XXX      PA    2/XX/2021  1/XX/2021    Primary    Refinance Rate/Term    Temporary    1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                                              SHQM
                                                                                              (GSE/Agency
                                                                                              Eligible)
243005196 XXX       $XXX      FL    12/XX/2020 11/XX/2020   Primary    Purchase               Temporary    2        B        B        B        B                                                 [3] General - Missing Document: Source of Funds/Deposit not provided                     Evidence of transfer of gift funds from the donor's account to the borrowers                                                                                                                              2           B           B           B           B           [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial   Federal Compliance - (Missing Data) Last Rate Set Date: An initial rate lock provided to the borrower                                                                                                                                                                                                   -
                                                                                              SHQM                                                                                                                                                                                        account or to an escrow agent is required and not provided.                                                                                                                                                                                                           Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and      was not located in the file.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Transaction Date used to determine rate used for testing.
                                                                                              Eligible)
243960089 XXX       $XXX      IL    2/XX/2021  1/XX/2021    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10%                                                                                                                                                                                                         -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount tolerance was exceeded by $62.40 due to increase of recording fee.  No valid COC provided, nor evidence
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       of $201.00 exceeds tolerance of $126.00 plus 10% or $138.60.  Insufficient or no cure was    of cure in file. Provide a post-close CD disclosing the tolerance cure to include $62.40, a copy of
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower. (0)                                                                refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
243926707 XXX       $XXX      MO    1/XX/2021  12/XX/2020   Primary    Purchase               Temporary    1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                                              SHQM
                                                                                              (GSE/Agency
                                                                                              Eligible)
243098663 XXX       $XXX      DC    2/XX/2021  1/XX/2021    Primary    Purchase               Non QM       3        C        C        B        B                                                 [3] Income Documentation - Income Docs Missing:: Borrower: XXX VVOE - Employment Only                                                                                                                                                                                                              3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: A Loan Designation was not provided by the Lender                                                                                                                                                                                                   TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. and the Due Diligence Loan Designation tested as Non-QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -      Testing: The MI amount disclosed on the Final CD of $124.30 is more than the actual MI amount on the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of         MIC in the file of $42.26.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Escrowed Property Costs over Year 1 of 1,367.30 on Final Closing Disclosure provided on      Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: The MI amount disclosed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                02/XX/2021 not accurate. (Final/02/XX/2021)                                                  on the Final CD of $124.30 is more than the actual MI amount on the MIC in the file of $42.26.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment:           Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: The Final CD dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on  02/XX/2021 incorrectly disclosed on page 1 that the Loan does not have any Escrow Account but goes on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                02/XX/2021 disclosed a mortgage insurance payment for payment stream 1 that does not match   to disclose an Escrow Account on page 4.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                the actual payment for the loan. (ProjSeq:1/2068846)                                         Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: The Final CD dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA  02/XX/2021 incorrectly disclosed on page 1 that the Loan does not have any Escrow Account but goes on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 02/XX/2021    to disclose an Escrow Account on page 4.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                incorrectly disclosed whether the loan will have an escrow account. (Final/02/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                02/XX/2021 incorrectly disclosed whether the loan will have an escrow account.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Final/02/XX/2021)
243588771 XXX       $XXX      AR    1/XX/2021  9/XX/2020    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not                                                                                                           REVIEWER - CURED COMMENT (2022/XX/14): Sufficient Cure Provided At Closing                                                                                                                      -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              provide FACTA Credit Score Disclosure.                                                                                                                                                               REVIEWER - CURED COMMENT (2022/XX/14): Sufficient Cure Provided At Closing
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Attorney Review Fee.  Fee Amount of $75.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower at Closing. (7588)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Report Fee.  Fee Amount of $91.60 exceeds tolerance of $85.00.  Sufficient or excess cure was provided to the borrower at Closing. (7520)
243897813 XXX       $XXX      IL    3/XX/2021  1/XX/2021    Primary    Refinance Rate/Term    Temporary    1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A           [1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided  Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: 10% REVIEWER - CURED COMMENT (2022/XX/15): Sufficient Cure Provided At Closing                                                                                                                      -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total      tolerance was exceeded by $31.00 due to addition of Recording fee.  No valid COC provided, cure
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       amount of $196.00 exceeds tolerance of $150.00 plus 10% or $165.00.  Sufficient or excess    provided at closing.
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         cure was provided to the borrower at Closing. (0)
243703124 XXX       $XXX      NY    2/XX/2021  10/XX/2020   Investment Purchase               N/A          2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                                                                                                                                       -
243974249 XXX       $XXX      IL    3/XX/2021  2/XX/2021    Primary    Refinance Limited      Temporary    1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Cash-out GSE           SHQM
                                                                                              (GSE/Agency
                                                                                              Eligible)
243285800 XXX       $XXX      UT    2/XX/2021  1/XX/2021    Primary    Purchase               Temporary    2        B        B        B        B                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, UT Insurance                                                                                                                                                                  [3] Appraisal                                   2           B           B           B           B           [2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA   Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien:    REVIEWER - CURED COMMENT (2022/XX/14): Sufficient Cure Provided At Closing                                                                                                                      -
                                                                                              SHQM                                                                                               Verification, Tax Verification                                                                                                                                                                                                                     Data Integrity -                                                                                            Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date Final Closing Disclosure 02/XX/2021 on a first lien purchase transaction disclose no seller paid
                                                                                              (GSE/Agency                                                                                        [3] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after                                                                                                                                                                    Appraiser's                                                                                                 when valuation was performed.  Unable to determine compliance with appraisal timing          fees/charges on page 2.
                                                                                              Eligible)                                                                                          closing.: Hazard Insurance Policy Effective Date 02/XX/2021, Disbursement Date:                                                                                                                                                                    license or                                                                                                  requirements. (Type:Primary/02/XX/2021)
                                                                                                                                                                                                 02/XX/2021                                                                                                                                                                                                                                         certification                                                                                               [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                    was not active                                                                                              Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                                    at the time of                                                                                              Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                    the appraisal.:                                                                                             [2] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Valuation Type:                                                                                             First Lien: TRID Final Closing Disclosure 02/XX/2021 on a first lien purchase transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Appraisal /                                                                                                 did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Valuation Report                                                                                            Borrower paid fees.) (Final/02/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date: 02/XX/2021                                                                                            [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                - Endorsement Fee.  Fee Amount of $75.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower at Closing. (7564)
243739441 XXX       $XXX      NY    3/XX/2021  1/XX/2021    Investment Refinance Rate/Term    N/A          2        B        B        B        B                                                 [3] Asset Documentation - Asset documentation requirements not met.                      Assets provided do not meet the reserves or funds to be verified requirement of                                                                                                                           2           B           B           B           B           [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days     Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to                                                                                                                                                                                                           -
                                                                                                                                                                                                 [3] Asset Calculation / Analysis - AUS Findings: Available for Reserves discrepancy.:    the LP Approval. Additional assets required of at least $1,477.                                                                                                                                                                                                       Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a    Consummation: Verification appraisal was delivered to borrower at least 3 days prior to closing was not
                                                                                                                                                                                                 Calculated Available for Reserves of $38,941.00 is less than AUS Available for Reserves  Calculated Available for Reserves of $38,941.00 is less than AUS Available for                                                                                                                                                                                        copy of each valuation to applicant three (3) business days prior to consummation.           provided.
                                                                                                                                                                                                 of $39,850.30.                                                                           Reserves of $39,850.30.                                                                                                                                                                                                                                               (Type:Primary/02/XX/2021)
                                                                                                                                                                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Qualifying asset balance    Calculated qualifying asset balance of $38,941.00 is less than AUS qualifying
                                                                                                                                                                                                 discrepancy.: Calculated qualifying asset balance of $38,941.00 is less than AUS         asset balance of $40,417.34.
                                                                                                                                                                                                 qualifying asset balance of $40,417.34.                                                  Assets are insufficient, there is no evidence the Appraisal was delivered to the
                                                                                                                                                                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    borrower, and documentation for the additional real estate owned by the borrower
                                                                                                                                                                                                 were not met                                                                             is missing. (See REO exception)
                                                                                                                                                                                                 [3] Income Documentation - Income documentation requirements not met.                    Additional documentation required for the other properties owned by the borrower.
                                                                                                                                                                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, NY, Address: XXX,   (See REO exception)
                                                                                                                                                                                                 NY, Address: XXX, NY Insurance Verification, Statement                                   The loan file is missing the insurance and mortgage statement for XXX, a mortgage
                                                                                                                                                                                                 Statement                                                                                statement for XXX, and taxes, insurance and mortgage statement for XXX.
                                                                                                                                                                                                 Insurance Verification, Statement, Tax Verification
243861541 XXX       $XXX      NJ    4/XX/2021  12/XX/2020   Primary    Refinance Rate/Term    Temporary    1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                                              SHQM
                                                                                              (GSE/Agency
                                                                                              Eligible)
243348647 XXX       $XXX      OH    1/XX/2021  12/XX/2020   Primary    Purchase               Temporary    1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                                              SHQM
                                                                                              (GSE/Agency
                                                                                              Eligible)
243508286 XXX       $XXX      CA    5/XX/2021  11/XX/2020   Primary    Purchase               Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days     Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to                                                                                                                                                                                                           -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a    Consummation: No evidence of receipt of appraisal present.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       copy of each valuation to applicant three (3) business days prior to consummation.           Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment Test:
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         (Type:Primary/05/XX/2021)                                                                    Variance is Seller paid $1099.83 towards the initial escrow payment of $4,041.50 per Final CD.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Payment Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided on 05/XX/2021 disclosed the Initial Escrow Payment that does not match the escrow payment disclosed on page 2. (Final/05/XX/2021)
243717741 XXX       $XXX      GA    2/XX/2021  12/XX/2020   Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Final LE is required to be                                                                                                                                                                                                  -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     received by borrower at least 1 day prior to Initial CD.  Based on documentation in file, Final LE was
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       business days prior to closing. (Initial/02/XX/2021)                                         received by borrower on or after date Initial CD was received.  Evidence of earlier receipt of LE was
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      not located in file.
243516649 XXX       $XXX      FL    4/XX/2021  2/XX/2021    Primary    Purchase               Temporary    3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Loan is AUS Approved with a Loan Designation of                                                                                                                                                                                                 TILA ATR/QM
                                                                                              HPQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    Temporary SHQM but due to the APR discrepancy the loan is waterfalling to a Loan Designation of
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).                      Temporary HPQM
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Homeownership Counseling Organizations to borrower.
243652096 XXX       $XXX      MN    2/XX/2021  1/XX/2021    Investment Purchase               N/A          1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
243863262 XXX       $XXX      NC    2/XX/2021  12/XX/2020   Investment Refinance Limited      N/A          2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Tax Certificate not provided            Guidelines not provided.                                                                                                                                                                                  2           B           B           B           B           [2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not  Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided                                                                                                                                                                                                        -
                                                                       Cash-out GSE                                                                                                              [2] Guideline Issue - The origination guidelines are not available. Due diligence review                                                                                                                                                                                                                                                                       Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to  Timely: Right to Receive Copy of appraisal disclosure was provided on 12/8/21 which is not within 3
                                                                                                                                                                                                 based on non-origination guidelines (i.e. aggregator, seller).                                                                                                                                                                                                                                                                                                 Receive a Copy" appraisal disclosure to applicant within three (3) business days of          business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                application or determination of first lien status.
243657529 XXX       $XXX      CO    3/XX/2021  1/XX/2021    Investment Refinance Rate/Term    N/A          1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
243753347 XXX       $XXX      TX    2/XX/2021  1/XX/2021    Investment Purchase               N/A          1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
243646281 XXX       $XXX      FL    2/XX/2021  1/XX/2021    Investment Purchase               N/A          2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days     Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a    Consummation: Did the borrower sign a document at closing acknowledging their receipt of the valuation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                copy of each valuation to applicant three (3) business days prior to consummation.           3 days prior to closing?
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Type:Primary/02/XX/2021)
243635346 XXX       $XXX      AR    3/XX/2021  2/XX/2021    Investment Purchase               N/A          1        A        A        A        A                                                 [3] General - Missing Document: HUD/CD (Asset) not provided                              Missing HUD/ CD for sale of property.                                                                                                                                                                     1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, AR Insurance        XXX, AR; missing tax and insurance documentation.
                                                                                                                                                                                                 Verification, Statement, Tax Verification
243788663 XXX       $XXX      KY    5/XX/2021  3/XX/2021    Primary    Purchase               Temporary    1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A           [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing:    REVIEWER - CURED COMMENT (2022/XX/14): Sufficient Cure Provided At Closing                                                                                                                      -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $157.35 exceeds tolerance of   REVIEWER - CURED COMMENT (2022/XX/14): Sufficient Cure Provided At Closing
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Report Fee.  Fee Amount of $157.35 exceeds tolerance of $99.00.  Sufficient or excess cure   $99.00. A valid change of circumstance was not provided. Insufficient or no cure was provided to the
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         was provided to the borrower at Closing. (7520)                                              borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for        Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $575.00 exceeds tolerance of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $575.00 exceeds tolerance of $485.00.  Sufficient or excess    $485.00. A valid change of circumstance was not provided. Insufficient or no cure was provided to the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                cure was provided to the borrower at Closing. (7506)                                         borrower.
243095935 XXX       $XXX      NY    3/XX/2021  12/XX/2020   Investment Purchase               N/A          2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days     Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a    Consummation: Verification appraisal was delivered to borrower was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                copy of each valuation to applicant three (3) business days prior to consummation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Type:Primary/12/XX/2020)
243968326 XXX       $XXX      AL    3/XX/2021  2/XX/2021    Second     Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Guideline Issue - This loan closed during the COVID-19 affected timeframe.  Asset    Asset accounts more than 60 days from the note date.                                                                                                                                                      2           B           B           B           B           [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days     Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to                                                                                                                                                                                                           -
                                                            Home                              SHQM                                                                                               Account date is more than 60 days prior to the Note date or notary date.: Financial      S-Corp P&L is not signed/dated by borrower.                                                                                                                                                                                                                           Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a    Consummation: No evidence the borrower signed a document at closing acknowledging their receipt of the
                                                                                              (GSE/Agency                                                                                        Institution: XXX // Account Type: Funds from Business Account / Account Number: XXXX,    S-Corp P&L is not signed/dated by borrower.                                                                                                                                                                                                                           copy of each valuation to applicant three (3) business days prior to consummation.           valuation 3 days prior to closing.
                                                                                              Eligible)                                                                                          Financial Institution: XXX // Account Type: Funds from Business Account / Account                                                                                                                                                                                                                                                                              (Type:Primary/03/XX/2021)                                                                    Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero
                                                                                                                                                                                                 Number: XXXX, Financial Institution: XXX // Account Type: Checking / Account Number:                                                                                                                                                                                                                                                                           [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Percent Fee Tolerance exceeded due to Increase in Transfer Tax Fee.  No valid COC provided.
                                                                                                                                                                                                 XXXX Note Date: 03/XX/2021;  Notary Date: 03/XX/2021                                                                                                                                                                                                                                                                                                           Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer
                                                                                                                                                                                                 Note Date: 03/XX/2021;  Notary Date: 03/XX/2021                                                                                                                                                                                                                                                                                                                Tax.  Fee Amount of $822.45 exceeds tolerance of $0.00.  Insufficient or no cure was
                                                                                                                                                                                                 Note Date: 03/XX/2021;  Notary Date: 03/XX/2021                                                                                                                                                                                                                                                                                                                provided to the borrower. (8304)
                                                                                                                                                                                                 [3] Document Error - YTD P&L Statement was not signed and/or dated by Borrower.  (GSE
                                                                                                                                                                                                 COVID-19): Borrower: XXX // Employment Type: Employment / Income Type: S-Corp (>= 25%) /
                                                                                                                                                                                                 Start Date: 03/XX/1993 // Document: P&L Statement / Document Date: 12/XX/2020 / Tax
                                                                                                                                                                                                 Year: <empty>
                                                                                                                                                                                                 [3] Document Error - YTD P&L Statement was not signed and/or dated by Borrower.  (GSE
                                                                                                                                                                                                 COVID-19): Borrower: XXX // Employment Type: Employment / Income Type: S-Corp (>= 25%) /
                                                                                                                                                                                                 Start Date: 03/XX/1993 // Document: P&L Statement / Document Date: 03/XX/2021 / Tax
                                                                                                                                                                                                 Year: <empty>
243056910 XXX       $XXX      CA    3/XX/2021  1/XX/2021    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of            Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property                                                                                                                                                                                                     -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan             Costs over Year 1: The lender did not include the $44/month HOA dues for the subject property.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Disclosures: Final Closing Disclosure provided on 03/XX/2021 did not disclose Amount of      Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         Non-Escrowed Property Costs over Year 1. (Final/03/XX/2021)                                  borrower receipt was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Evidence of earlier borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     receipt was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/03/XX/2021)                                         Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: The binding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA        LE issued 1/30/21 reflects a recording fee as $172, the Final CD reflects a recording fee of $375.  A
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Revised Loan Estimate provided on 03/XX/2021 not received by borrower valid COC for the fee increase on the interim LE issued 3/3/21 was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                at least four (4) business days prior to closing. (Interim/03/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $375.00 exceeds tolerance of $172.00 plus 10% or $189.20.  Insufficient or no cure was provided to the borrower. (0)
243257938 XXX       $XXX      MN    4/XX/2021  3/XX/2021    Second     Purchase               Safe Harbor  3        C        C        B        B                                                 [3] Application / Processing - Missing Document: Tax Certificate not provided            Tax Certification is missing.                                                                                                                                                                             3           C           C           B           B           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Originator Loan Designation of Temporary SHQM                                                                                                                                                                                                   TILA ATR/QM
                                                            Home                              QM (43-Q)                                                                                                                                                                                                                                                                                                                                                                                                                                                         2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM (43-Q).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation of Safe Harbor QM (43-Q).                                     Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Credit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Report Fee was disclosed on the initial loan estimate $66.00 but disclosed as $295.95 on the final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit   closing disclosure without a valid change of circumstance. Evidence of cure for the increase of $229.95
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Report Fee.  Fee Amount of $295.95 exceeds tolerance of $66.00.  Insufficient or no cure was was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided to the borrower. (7520)                                                             Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Fee was disclosed on the initial loan estimate $535.00 but disclosed as $550.00 on the final closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for          disclosure without a valid change of circumstance. Evidence of cure for the increase of $15.00 was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $550.00 exceeds tolerance of $535.00.  Insufficient or no cure provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                was provided to the borrower. (7506)
243721588 XXX       $XXX      FL    4/XX/2021  2/XX/2021    Investment Purchase               N/A          2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA   Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Valuation Received                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date Date (2021-02-09) < Valuation Report Date (2021-02-16)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/02/XX/2021)
243745217 XXX       $XXX      FL    3/XX/2021  1/XX/2021    Investment Purchase               N/A          1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
243538600 XXX       $XXX      NC    4/XX/2021  3/XX/2021    Second     Purchase               Temporary    2        B        B        B        B                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, NC Statement        Missing statement for property located at XXX.                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed   Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs   REVIEWER - CURED COMMENT (2022/XX/14): Sufficient Cure Provided At Closing                                                                                                                      -
                                                            Home                              SHQM                                                                                               [2] Credit Eligibility - Public Record Issue:: Credit Report: Original // Public Record  Per the AUS, the collections were omitted. No documentation in file to show                                                                                                                                                                                           Property Costs over Year 1 -  October 2018: TILA-RESPA Integrated Disclosure - Loan          over Year 1 -  October 2018: The final CD reflects amount of escrowed property costs over one year of
                                                                                              (GSE/Agency                                                                                        Type: Collections / Balance: 357.00, Credit Report: Original // Public Record Type:      collections paid off or reason for omission.                                                                                                                                                                                                                          Disclosures: Amount of Escrowed Property Costs over Year 1 of 3,935.25 on Final Closing      $3935.25, calculate amount is $3708.36.
                                                                                              Eligible)                                                                                          Collections / Balance: 353.00, Credit Report: Original // Public Record Type:                                                                                                                                                                                                                                                                                  Disclosure provided on 04/XX/2021 not accurate. (Final/04/XX/2021)                           Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not
                                                                                                                                                                                                 Collections / Balance: 263.00, Credit Report: Original // Public Record Type:                                                                                                                                                                                                                                                                                  [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   provided to Borrower(s) at least three (3) business days prior to closing.
                                                                                                                                                                                                 Collections / Balance: 160.00, Credit Report: Original // Public Record Type:                                                                                                                                                                                                                                                                                  Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)
                                                                                                                                                                                                 Collections / Balance: 127.00, Credit Report: Original // Public Record Type:                                                                                                                                                                                                                                                                                  business days prior to closing. (Initial/04/XX/2021)
                                                                                                                                                                                                 Collections / Balance: 127.00, Credit Report: Original // Public Record Type:                                                                                                                                                                                                                                                                                  [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided
                                                                                                                                                                                                 Collections / Balance: 127.00                                                                                                                                                                                                                                                                                                                                  At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $500.00 exceeds tolerance of $495.00.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
243844949 XXX       $XXX      OK    3/XX/2021  11/XX/2020   Investment Refinance Cash-out -   N/A          1        A        A        A        A                                                 [3] General - Missing Document: 1007 Rent Comparison Schedule not provided               File is missing a copy of the 1007 Rent Comparison Schedule.                                                                                                                                              1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Other                                                                                                                     [3] Income Documentation - REO Documents are missing.: Address: XXX, OK, Address: XXX,   File was missing Insurance documentation for XXX, XXX, and XXX
                                                                                                                                                                                                 OK Insurance Verification
                                                                                                                                                                                                 Insurance Verification
243326917 XXX       $XXX      NC    3/XX/2021  9/XX/2020    Primary    Purchase               Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided:          Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: The initial Loan                                                                                                                                                                                                        -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three    Estimate dated 09/XX/2020 has an electronic signature dated 10/XX/2020.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       (3) business days of application. Initial Loan Estimate dated 09/XX/2020 was electronically
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/09/XX/2020)
243253564 XXX       $XXX      TX    3/XX/2021  9/XX/2020    Primary    Purchase               Temporary    2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Tax Certificate not provided            Tax certificate for the taxes of $827.06/month is missing from the file.                                                                                                                                  2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                                                                                                                                       -
                                                                                              SHQM                                                                                               [3] Income Documentation - REO Documents are missing.: Address: XXX, TX HOA Verification Evidence of HOA premium for other property has not been provided.
                                                                                              (GSE/Agency
                                                                                              Eligible)
243306840 XXX       $XXX      GA    3/XX/2021  12/XX/2020   Second     Purchase               Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not   Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: Evidence of earlier receipt not found in                                                                                                                                                                                                  -
                                                            Home                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not      file.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       provide Affiliated Business Arrangement Disclosure to applicant within three (3) business    Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Evidence of earlier
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         days of application.                                                                         receipt not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                evidence the consumer was provided with the right to receive a copy of the Appraisal         Percent Fee Tolerance exceeded due to Disbursement Fee.  No valid COC provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure within 3 days of the loan application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Borrower(s) within three (3) business days of application. (Initial/12/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Wire /Funding/ Disbursement Fee.  Fee Amount of $42.00 exceeds tolerance of $0.00.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Insufficient or no cure was provided to the borrower. (77190)
243452939 XXX       $XXX      NY    3/XX/2021  1/XX/2021    Primary    Purchase               Temporary    1        A        A        A        A                                                 [3] Guideline Issue - Employment was not verified within 10 days of the note date.:      Employment verification not within 10 days of the Note date.                                                                                                                                              1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                                              SHQM                                                                                               Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:          VVOE not within10 days of note date.
                                                                                              (GSE/Agency                                                                                        01/XX/2021                                                                               VVOE not within 10 days of note date.
                                                                                              Eligible)                                                                                          [3] Guideline Issue - This loan closed during the COVID-19 affected timeframe. VOE was not provided within 10 days before note date or prior to disbursement date. At least one of these requirements are missing:  Employer Letter, Paystub, Account Statement within
                                                                                                                                                                                                 10 days before note date or prior to disbursement date.: Borrower: XXX // Employment
                                                                                                                                                                                                 Type: Employment / Income Type: Wages / Start Date: 01/XX/2021 Note Date: 03/XX/2021
                                                                                                                                                                                                 [3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start
                                                                                                                                                                                                 Date: 01/XX/2021
243261404 XXX       $XXX      FL    3/XX/2021  2/XX/2021    Primary    Purchase               Temporary    2        B        B        B        B                                                 [3] Income Eligibility - Borrower has un-audited YTD P&L and does not have 2 months                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1    Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: The actual                                                                                                                                                                                                  -
                                                                                              SHQM                                                                                               Account statements. (GSE COVID-19): Borrower: XXX // Employment Type: Employment /                                                                                                                                                                                                                                                                             Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property   amount of non-escrowed costs come to $7316.40 and the Final Closing Disclosure reflects $6020.41. There
                                                                                              (GSE/Agency                                                                                        Income Type: Sole Proprietor / Start Date: 01/XX/2019                                                                                                                                                                                                                                                                                                          Costs over Year 1 of 6,020.41 on Final Closing Disclosure provided on 03/XX/2021 not         is a $195 HOA fee and partial tax fee of $414.70 not being escrowed.
                                                                                              Eligible)                                                                                          [3] Income Eligibility - Borrower has un-audited YTD P&L and does not have 2 months                                                                                                                                                                                                                                                                            accurate. (Final/03/XX/2021)
                                                                                                                                                                                                 business Account statements. (GSE COVID-19): Borrower: XXX // Employment Type:
                                                                                                                                                                                                 Employment / Income Type: S-Corp (>= 25%) / Start Date: 10/XX/2001
243904701 XXX       $XXX      NY    3/XX/2021  1/XX/2021    Investment Purchase               N/A          1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
243052229 XXX       $XXX      CA    3/XX/2021  10/XX/2020   Primary    Purchase               Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days     Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to                                                                                                                                                                                                           -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a    Consummation: There is no evidence on file to show borrower received a copy of the valuation
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       copy of each valuation to applicant three (3) business days prior to consummation.           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         (Type:Primary/03/XX/2021)                                                                    3 Business Days of Application: Affiliated Business Arrangement Disclosure was not provided to borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not   with 3 days off application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not      Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business    Within 3 Business Days of Application: List of Homeownership Counseling Organizations was not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                days of application.                                                                         to borrower with 3 days off application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations   Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: There is no evidence on file to show
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): borrower received right to a copy of the appraisal disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                List of Homeownership Counseling Organizations not provided to applicant within three (3)    Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days of application.                                                                Parties: A portion of the Property taxes was paid by seller and buyer this is why the initial escrow
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not       payment does not match
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                evidence the consumer was provided with the right to receive a copy of the Appraisal         Federal Compliance - TRID Loan Estimate Timing: Borrower did not receive Loan estimate within 3 days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure within 3 days of the loan application date.                                       application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure provided on 03/XX/2021 disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (Final/03/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/11/XX/2020)
243966226 XXX       $XXX      IL    6/XX/2021  4/XX/2021    Investment Refinance Limited      N/A          3        C        C        C        C                                                                                                                                                                                                                                                                                                                                                    3           C           C           C           C           [3] Federal Compliance - Disparity in Occupancy - Not Tested As Primary: The mortgage loan   Federal Compliance - Disparity in Occupancy - Not Tested As Primary: Both initial and final 1003 shows                                                                                                                                                                                                  Other
                                                                       Cash-out GSE                                                                                                                                                                                                                                                                                                                                                                                                                                                                             file contains documenting evidence the consumer intends to occupy the subject property as    that borrower intend to occupy the subject investment property                                                                                                                                                                                                                                          Exceptions
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                their primary residence. (Compliance testing performed based on the Occupancy Type of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Investment).  Determination has not been made as to whether the loan would be High Cost and/or HPML if ran as a Primary Residence.
243545260 XXX       $XXX      TX    4/XX/2021  2/XX/2021    Primary    Purchase               Temporary    1        A        A        A        A                                                 [3] Income Documentation - Income Docs Missing:: Borrower: XXX Balance Sheet, Third      Missing balance sheet for sole prop.                                                                                                                                                                      1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                                              SHQM                                                                                               Party Verification
                                                                                              (GSE/Agency
                                                                                              Eligible)
243902360 XXX       $XXX      CA    5/XX/2021  4/XX/2021    Primary    Refinance Cash-out -   Safe Harbor  1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Other                  QM (APOR)
243502178 XXX       $XXX      FL    5/XX/2021  3/XX/2021    Investment Purchase               N/A          2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule:        Federal Compliance - Federal FACTA Disclosure Timing Test: Loan application date was03/23/21, FACTA                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time  disclosure is dated 05/XX/2021.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                after using credit score.
243905167 XXX       $XXX      CA    5/XX/2021  4/XX/2021    Investment Purchase               N/A          1        A        A        A        A                                                                                                                                                                                                                                                                                                    [3] Appraisal    Provide                        1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Documentation -  complete copy
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Missing          of 442 report
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Document:        with all
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Appraisal was    photos.
                                                                                                                                                                                                                                                                                                                                                                                                                                                    made "subject
                                                                                                                                                                                                                                                                                                                                                                                                                                                    to" and Form
                                                                                                                                                                                                                                                                                                                                                                                                                                                    1004D/442 was
                                                                                                                                                                                                                                                                                                                                                                                                                                                    not provided.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Valuation Type:
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Appraisal /
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Valuation Report
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date: 04/XX/2021
243029626 XXX       $XXX      IL    7/XX/2021  4/XX/2021    Investment Refinance Cash-out -   N/A          1        A        A        A        A                                                 [3] Income Documentation - REO Documents are missing.                                    The file is missing a copy of the statement for property located at XXX                                                                                                                                   1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Other
243764555 XXX       $XXX      AR    5/XX/2021  4/XX/2021    Investment Purchase               N/A          1        A        A        A        A                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, AR, Address: XXX,   Missing statement to verify PITI.                                                                                                                                                                         1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                 AR, Address: XXX, AR, Address: XXX, AR Statement, Tax Verification
                                                                                                                                                                                                 Statement
                                                                                                                                                                                                 Statement
                                                                                                                                                                                                 Insurance Verification, Statement
243281908 XXX       $XXX      CA    4/XX/2021  1/XX/2021    Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days     Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to                                                                                                                                                                                                           -
                                                                       Other                  SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a    Consummation: No evidence the borrower sign a document at closing acknowledging their receipt of the
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       copy of each valuation to applicant three (3) business days prior to consummation.           valuation 3 days prior to closing.
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         (Type:Primary/02/XX/2021)
243220506 XXX       $XXX      NY    5/XX/2021  4/XX/2021    Investment Purchase               N/A          1        A        A        A        A                                                 [3] Asset Calculation / Analysis - AUS Findings: Available for Reserves discrepancy.:    Insufficient assets verified to meet reserve requirement.                                                                                                                                                 1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                 Calculated Available for Reserves of $30,464.96 is less than AUS Available for Reserves  HOI coverage is insufficient by $XXX.  Provide updated policy reflecting minimum
                                                                                                                                                                                                 of $34,051.74.                                                                           coverage of $XXX OR provide copy of insurer's replacement cost estimate supporting
                                                                                                                                                                                                 [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is      current  coverage amount.
                                                                                                                                                                                                 insufficient.
243245902 XXX       $XXX      MS    6/XX/2021  4/XX/2021    Second     Purchase               Temporary    3        C        C        C        C                                                                                                                                                                                                                                                                                                                                                    3           C           C           C           C           [3] Federal Compliance - Disparity in Occupancy - Not Tested As Primary: The mortgage loan   Federal Compliance - Disparity in Occupancy - Not Tested As Primary: Initial and Final 1003 indicates                                                                                                                                                                                                   Other
                                                            Home                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              file contains documenting evidence the consumer intends to occupy the subject property as    occupancy as primary residence.                                                                                                                                                                                                                                                                         Exceptions
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       their primary residence. (Compliance testing performed based on the Occupancy Type of Second Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         Home).  Determination has not been made as to whether the loan would be High Cost and/or     Disclosure: The file was missing a copy of the executed Affiliated Business Arrangement Disclosure or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                HPML if ran as a Primary Residence.                                                          proof of the borrower's electronic receipt of the disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business        Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on          file was missing a copy of the Homeownership Counseling  disclosure or proof of the borrower's receipt
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Affiliated Business Arrangement Disclosure.                                                  within 3 days of originator application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Homeownership Counseling Organizations to borrower.
243772059 XXX       $XXX      FL    6/XX/2021  3/XX/2021    Second     Refinance Cash-out -   Temporary    2        B        B        B        B                                                 [3] Guideline Issue - Borrower has been on current job less than 2 years, and prior      The file is missing documentation to verify the start and end dates for the                                                                                                                               2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business        Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement                                                                                                                                                                                                           -
                                                            Home       Other                  SHQM                                                                                               employment history was not documented as required.: Borrower: XXX // Employment Type:    borrower's previous employment to verify a 2 year employment history, gaps, and                                                                                                                                                                                       Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on          Disclosure: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                              (GSE/Agency                                                                                        Employment / Income Type: Wages / Start Date: 12/XX/2020                                 length of gaps as required.                                                                                                                                                                                                                                           Affiliated Business Arrangement Disclosure.                                                  Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: The final
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1    CD disclosed the Amount of Escrowed Property Costs over Year 1 as $3060.00 on page 4; however the HOA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property   cost are $1,884 a year per year.  Provide a post-close CD correcting the Escrow Account section and a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Costs over Year 1 of 3,060.00 on Final Closing Disclosure provided on 06/XX/2021 not         copy of the letter of explanation letter sent to the borrower disclosing the changes made.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                accurate. (Final/06/XX/2021)
243306826 XXX       $XXX      NJ    5/XX/2021  9/XX/2020    Investment Refinance Cash-out -   N/A          1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Other
243243570 XXX       $XXX      ID    6/XX/2021  5/XX/2021    Investment Purchase               N/A          1        A        A        A        A                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, ID Insurance        Missing Insurance doc.                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                 Verification, Tax Verification                                                           Missing Tax verification.
                                                                                                                                                                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, ID, Address: XXX,
                                                                                                                                                                                                 ID, Address: XXX, ID Insurance Verification, Tax Verification
                                                                                                                                                                                                 Insurance Verification, Tax Verification
                                                                                                                                                                                                 Insurance Verification, Tax Verification
243562594 XXX       $XXX      IL    5/XX/2021  3/XX/2021    Investment Refinance Cash-out -   N/A          1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Other
243211928 XXX       $XXX      CA    6/XX/2021  4/XX/2021    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business        Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement                                                                                                                                                                                                           -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on          Disclosure: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Affiliated Business Arrangement Disclosure.                                                  Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 -
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs October 2018 Test: Provide lender's verification of tax and insurance calculations used for review.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of   Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Estimated Property Costs over Year 1 of 19,492.08 on Final Closing Disclosure provided on    provided to Borrower(s) at least three (3) business days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                06/XX/2021 not accurate. (Final/06/XX/2021)                                                  Federal Compliance - TRID Lender Credit Tolerance Violation: Fees increased without a valid COC, no
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   cure provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fees
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/06/XX/2021)                                         increased without a valid COC, no cure provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $-4,357.00  is less than amount of binding Lender Credit previously disclosed in the amount of $-4,358.00. (9300)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Settlement / Closing / Escrow Fee.  Fee Amount of $50.00 exceeds tolerance of $0.00.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Insufficient or no cure was provided to the borrower. (7555)
243757571 XXX       $XXX      TX    5/XX/2021  3/XX/2021    Investment Purchase               N/A          2        B        B        B        B                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, TX Tax Verification                                                                                                                                                           [3] Appraisal    Appraiser's                    2           B           B           B           B           [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days     Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Data Integrity - license or                                                                                 Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a    Consummation: No evidence the borrower signed a document at closing acknowledging their receipt of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Appraiser's      certification                                                                              copy of each valuation to applicant three (3) business days prior to consummation.           valuation 3 days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                    license or       was not active                                                                             (Type:Primary/04/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                    certification    at the time of
                                                                                                                                                                                                                                                                                                                                                                                                                                                    was not active   the appraisal.
                                                                                                                                                                                                                                                                                                                                                                                                                                                    at the time of
                                                                                                                                                                                                                                                                                                                                                                                                                                                    the appraisal.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Valuation Type:
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Appraisal /
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Valuation Report
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date: 04/XX/2021
243118656 XXX       $XXX      CA    4/XX/2021  2/XX/2021    Investment Refinance Rate/Term    N/A          1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
243574158 XXX       $XXX      TX    5/XX/2021  4/XX/2021    Investment Purchase               N/A          1        A        A        A        A                                                 [3] Application / Processing - Missing Document: Tax Certificate not provided                                                                                                                                                                      [3] Appraisal    Appraiser's                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Data Integrity - license or
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Appraiser's      certification
                                                                                                                                                                                                                                                                                                                                                                                                                                                    license or       was not active
                                                                                                                                                                                                                                                                                                                                                                                                                                                    certification    at the time of
                                                                                                                                                                                                                                                                                                                                                                                                                                                    was not active   the appraisal.
                                                                                                                                                                                                                                                                                                                                                                                                                                                    at the time of
                                                                                                                                                                                                                                                                                                                                                                                                                                                    the appraisal.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Valuation Type:
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Appraisal /
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Valuation Report
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date: 05/XX/2021
243296697 XXX       $XXX      VA    5/XX/2021  4/XX/2021    Primary    Purchase               Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days     Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to                                                                                                                                                                                                           -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a    Consummation: Disclosure signed at closing not provided.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       copy of each valuation to applicant three (3) business days prior to consummation.           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         (Type:Primary/05/XX/2021)                                                                    3 Business Days of Application: Evidence of earlier borrower receipt was not found in file. Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not   date is 4-27 and the provided date on the disclosure is 5-27.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not      Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provide Affiliated Business Arrangement Disclosure to applicant within three (3) business    borrower receipt was not found in file. missing initial, signed closing disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                days of application.                                                                         Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA   tolerance was exceeded by $.40 . Cure provided at closing. Initial loan estimate reflects the recording
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)     fee to be $106.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to closing. (Initial/05/XX/2021)                                         Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Credit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        Report Fee was  last disclosed as $129.80 on LE but disclosed as $30 on Final Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount Partial cure in file Provide a post-close CD disclosing the tolerance cure to include $.40, a copy of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                of $117.00 exceeds tolerance of $106.00 plus 10% or $116.60.  Insufficient or no cure was    refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided to the borrower. (0)                                                                disclosing the changes made.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Report Fee.  Fee Amount of $129.80 exceeds tolerance of $30.00.  Insufficient or no cure was provided to the borrower. (7520)
243975741 XXX       $XXX      VA    6/XX/2021  5/XX/2021    Investment Purchase               N/A          2        B        B        B        B                                                 [3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio  Calculated dti exceeds aus approved dti due to inclusion of  borrower's monthly                                                                                                                           2           B           B           B           B           [2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA   Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: The appraisal report                                                                                                                                                                                                  -
                                                                                                                                                                                                 discrepancy.: Calculated investor qualifying total debt ratio of 57.02642% exceeds AUS   rental payment of $1500.00.                                                                                                                                                                                                                                           Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date is dated 6/8/21, documentation in file states borrower received a copy of the  appraisal on 6/2/21.
                                                                                                                                                                                                 total debt ratio of 44.09000%.                                                                                                                                                                                                                                                                                                                                 when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/06/XX/2021)
243128380 XXX       $XXX      CA    5/XX/2021  4/XX/2021    Primary    Refinance Cash-out -   Safe Harbor  2        B        B        B        B                                                 [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is      HOI coverage is insufficient by $XXX.  Provide updated policy reflecting minimum                                                                                                                          2           B           B           B           B           [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days     Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to                                                                                                                                                                                                           -
                                                                       Other                  QM (APOR)                                                                                          insufficient.                                                                            coverage of $XXX OR provide copy of insurer's replacement cost estimate supporting                                                                                                                                                                                    Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a    Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business
                                                                                                                                                                                                                                                                                          current  coverage amount.                                                                                                                                                                                                                                             copy of each valuation to applicant three (3) business days prior to consummation.           Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Type:Primary/04/XX/2021)                                                                    Fee was  last disclosed as $600.00 on LE but disclosed as $625.00 on Final Closing Disclosure.  File
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a post-close CD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for          disclosing the tolerance cure to include $25.00, a copy of refund check, proof of delivery, and a copy
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $625.00 exceeds tolerance of $600.00.  Insufficient or no cure of the letter of explanation sent to the borrower disclosing the changes made.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                was provided to the borrower. (7506)
243323661 XXX       $XXX      FL    4/XX/2021  1/XX/2021    Second     Refinance Cash-out -   Temporary    2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Fraud Report not provided                                                                                                                                                                                                                         2           B           B           B           B           [2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing:                                                                                                                                                                                                  -
                                                            Home       Other                  SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated       Property cost year 1 captured correctly as reflected on CD
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Property Costs over Year 1 of 26,233.68 on Final Closing Disclosure provided on 04/XX/2021
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         not accurate. (Final/04/XX/2021)
243331967 XXX       $XXX      AL    5/XX/2021  4/XX/2021    Second     Purchase               Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations   Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided                                                                                                                                                                                                     -
                                                            Home                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): Within 3 Business Days of Application: Evidence of earler receipt not found in file.
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       List of Homeownership Counseling Organizations not provided to applicant within three (3)    Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: Evidence of Right to Receive Copy of
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.                                                                Appraisal not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not       Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                evidence the consumer was provided with the right to receive a copy of the Appraisal         Testing: Estimated Escrow costs of $2661.89 vary from calculated amount of $2903.88.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure within 3 days of the loan application date.                                       Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Evidence of earler
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -      receipt not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Escrowed Property Costs over Year 1 of 2,661.89 on Final Closing Disclosure provided on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                05/XX/2021 not accurate. (Final/05/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Borrower(s) within three (3) business days of application. (Initial/04/XX/2021)
243893898 XXX       $XXX      IL    5/XX/2021  3/XX/2021    Investment Refinance Cash-out -   N/A          1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Other
243673805 XXX       $XXX      CA    5/XX/2021  2/XX/2021    Investment Refinance Rate/Term    N/A          1        A        A        A        A                                                 [3] Credit Eligibility - There are red flags on the fraud report that have not been      There are red flags on the fraud report that have not been addressed.                                                                                                                                     1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                 addressed: Credit Report: Original // Borrower: XXX, Credit Report: Original //
                                                                                                                                                                                                 Borrower: XXX
243270784 XXX       $XXX      TX    5/XX/2021  4/XX/2021    Investment Refinance Cash-out -   N/A          1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Other
243608791 XXX       $XXX      LA    5/XX/2021  5/XX/2021    Second     Purchase               Safe Harbor  3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Loan is AUS Approved with a Loan Designation of                                                                                                                                                                                                 TILA ATR/QM
                                                            Home                              QM (43-Q)                                                                                                                                                                                                                                                                                                                                                                                                                                                         2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    Temporary SHQM but due to not being eligible under the GSE requirements the loan is waterfalling to a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation of Safe Harbor QM (43-Q).                                     Loan Designation of Safe Harbor QM (43-Q).
243944894 XXX       $XXX      LA    8/XX/2021  6/XX/2021    Primary    Refinance Rate/Term    Temporary    1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                                              SHQM
                                                                                              (GSE/Agency
                                                                                              Eligible)
243716490 XXX       $XXX      MI    5/XX/2021  5/XX/2021    Primary    Refinance Limited      Temporary    1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A           [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided                                                                                                         REVIEWER - CURED COMMENT (2022/XX/14): Sufficient Cure Provided At Closing                                                                                                                      -
                                                                       Cash-out GSE           SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Report Fee.  Fee Amount of $101.50 exceeds tolerance of $100.00.  Sufficient or excess cure
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         was provided to the borrower at Closing. (7520)
243168379 XXX       $XXX      CA    6/XX/2021  4/XX/2021    Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason:       Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason: Selection was not                                                                                                                                                                                                    -
                                                                       Other                  SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on    made on the Final CD to indicate the reasoning for choosing not to have an Escrow account
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       06/XX/2021 incorrectly disclosed whether the loan will have an escrow account.
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         (Final/06/XX/2021)
243299976 XXX       $XXX      NM    5/XX/2021  3/XX/2021    Investment Refinance Cash-out -   N/A          1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Other
243823499 XXX       $XXX      IL    7/XX/2021  6/XX/2021    Investment Refinance Rate/Term    N/A          1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
243651627 XXX       $XXX      IL    7/XX/2021  6/XX/2021    Investment Refinance Rate/Term    N/A          1        A        A        A        A                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    Per the most recent DU prior to close, DU required a full interior and exterior                                                                                                                           1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                 were not met                                                                             appraisal on form 1004.  The file only contains an Exterior only form 2055
                                                                                                                                                                                                 [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is      appraisal. In addition, the 2 mortgage accounts with Caliber Home loan were
                                                                                                                                                                                                 insufficient.                                                                            eliminated from the borrowers debt ratio. Evidence that supports the elimination
                                                                                                                                                                                                 [3] Application / Processing - Missing Document: Other not provided                      is missing. Also missing the most recent 12 month history for the 3 XXX mortgages.
                                                                                                                                                                                                 [3] Document Error - Missing verification of the existance of self-employed business     Hazard insurance coverage of $XXX is insufficient with a shortfall of $XXX.  The
                                                                                                                                                                                                 within 20 days of the Note Date (COVID-19).: Borrower: XXX // Employment Type:           2055 Appraisal in the file does not contain replacement cost and no further
                                                                                                                                                                                                 Employment / Income Type: Partnership (>= 25%) / Start Date: 04/XX/2013 Application      replacement cost estimator was found in the file to verify sufficient coverage.
                                                                                                                                                                                                 Date:  06/XX/2021;                                                                       DU reflects borrower may be employed by family based on the application data
                                                                                                                                                                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, IL HOA Verification provided.  The borrower is 14% owner of the company and per the 1040's it appears that the borrower's spouse is an additional owner.  The WVOE in the file appears to have been completed by the borrower's spouse.  2019 and 2018 1040's in file support the salary income used and tax transcripts from 2018 support the salary being used.  Lender did not further investigate the WVOE.
                                                                                                                                                                                                                                                                                          Most recent business entity listing in the file is dated 6/XX/2021 which is greater than 20 days from the Note date of 7/XX/2021.
                                                                                                                                                                                                                                                                                          Per the 1040's and approval in file property has a HOA and no verification of HOA amount found in the file.
243865899 XXX       $XXX      IL    7/XX/2021  6/XX/2021    Investment Refinance Limited      N/A          1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Cash-out GSE
243922181 XXX       $XXX      CA    6/XX/2021  5/XX/2021    Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                 [3] Insufficient Coverage - The Hazard Insurance Policy effective date is after the      The Hazard Insurance Policy Effective Date is after the later of the disbursement.                                                                                                                        2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure       Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Affiliated  REVIEWER - CURED COMMENT (2022/XX/14): Sufficient Cure Provided At Closing                                                                                                                      -
                                                                       Other                  SHQM                                                                                               funds disbursed.: Hazard Insurance Policy Effective Date 07/XX/2021; Disbursement Date:                                                                                                                                                                                                                                                                        Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement     Business Arrangement Disclosure was not provided.
                                                                                              (GSE/Agency                                                                                        07/XX/2021; Note Date: 06/XX/2021; Transaction Date: 06/XX/2021                                                                                                                                                                                                                                                                                                Disclosure to borrower.                                                                      Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing:
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided Zero Percent Fee Tolerance exceeded for Appraisal Fee without cure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $550.00 exceeds tolerance of $400.00.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
243028204 XXX       $XXX      CA    6/XX/2021  5/XX/2021    Primary    Purchase               Temporary    1        A        A        A        A                                                 [2] Guideline Issue - The origination guidelines are not available. Due diligence review No guidelines provided. Loan is AUS approved.                                                                                                                                                             1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                                              SHQM                                                                                               based on non-origination guidelines (i.e. aggregator, seller).
                                                                                              (GSE/Agency
                                                                                              Eligible)
243510496 XXX       $XXX      WI    6/XX/2021  4/XX/2021    Primary    Purchase               Temporary    1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                                              SHQM
                                                                                              (GSE/Agency
                                                                                              Eligible)
243207754 XXX       $XXX      FL    7/XX/2021  6/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        C        C                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    The most recent origination Approve/Eligible DU dated 7/XX/2021 does not contain                                                                                                                          3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Due Diligence Loan Designation is Non QM                                                                                                                                                                                                        TILA ATR/QM
                                                                                                                                                                                                 were not met                                                                             an appraisal waiver and requires a complete appraisal interior/exterior on Form                                                                                                                                                                                       2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    because of missing documentation. (see additional exceptions)
                                                                                                                                                                                                 [3] Appraisal Documentation - Missing Document: Appraisal not provided                   1004.  No appraisal was found in the file.  A prior DU that was Approve/Eligible                                                                                                                                                                                      Due Diligence Loan Designation of Non QM.                                                    Federal Compliance - QM DTI: DU allowed for a DTI of 49.28%, calculated debt ratio is 49.28377%;
                                                                                                                                                                                                 [3] Application / Processing - Missing Valuation:: Valuation Type: Appraisal / Valuation allowed for Property Inspection Waiver.                                                                                                                                                                                                                               [3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income  however, loan does not meet DU requirements as the DU required full Form 1004 appraisal is missing.
                                                                                                                                                                                                 Report Date: <empty> Appraisal is missing                                                Please provide a 1004 report with interior and exterior inspection.                                                                                                                                                                                                   Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase,      Maximum debt ratio allowed is 43.00%.
                                                                                                                                                                                                                                                                                          Please provide a 1004 report with interior and exterior inspection.                                                                                                                                                                                                   guarantee or insurance by the appropriate agency.                                            Federal Compliance - QM Employment History: Missing prior employment verification.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Employment history requirement not met. (XXX/XXX/11677889)
243176330 XXX       $XXX      CA    5/XX/2021  1/XX/2021    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing:                                                                                                                                                                                                  -
                                                                                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated       The Final CD reflects estimated property costs as $676.51/month and the estimated property costs year 1
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       Property Costs over Year 1 of 8,118.14 on Final Closing Disclosure provided on 05/XX/2021    as $8,118.14, calculated amount is $8,118.12.
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         not accurate. (Final/05/XX/2021)
243621285 XXX       $XXX      FL    6/XX/2021  5/XX/2021    Investment Purchase               N/A          1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
243620075 XXX       $XXX      TX    7/XX/2021  6/XX/2021    Investment Purchase               N/A          1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
243741317 XXX       $XXX      CA    4/XX/2021  11/XX/2020   Investment Refinance Rate/Term    N/A          1        A        A        A        A                                                 [3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio  The calculated debt to income ratio exceeds the lender's due to a higher primary                                                                                                                          1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                 discrepancy.: Calculated investor qualifying total debt ratio of 52.10859% exceeds AUS   residence payment and negative cash flow used at review. Difference in debt is an
                                                                                                                                                                                                 total debt ratio of 49.00000%.                                                           additional $152.45 for rental income and $200.92 for the primary residence. Debt
                                                                                                                                                                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    ratio of 52.11% exceeds AUS total debt ratio of 49.00%.
                                                                                                                                                                                                 were not met                                                                             The calculated debt to income ratio exceeds the lender's due to a higher primary residence payment and negative cash flow used at review. Difference in debt is an additional $152.45 for rental income and $200.92 for the primary residence. Debt ratio of 52.11% exceeds AUS total debt ratio of 49.00%.
243257864 XXX       $XXX      CA    6/XX/2021  4/XX/2021    Investment Refinance Cash-out -   N/A          1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Other
243383851 XXX       $XXX      FL    6/XX/2021  4/XX/2021    Primary    Purchase               Temporary    2        B        B        B        B                                                 [3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio  Loan is AUS Approved with a Loan Designation of Temporary SHQM but due to missing                                                                                                                         2           B           B           B           B           [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed                                                                                                                                                                                                                                                                                                           -
                                                                                              SHQM                                                                                               discrepancy.: Calculated investor qualifying total debt ratio of 55.09393% exceeds AUS   MI Cert the loan is waterfalling to a Loan Designation of ATR Risk.                                                                                                                                                                                                   Property Costs over Year 1 -  October 2018: TILA-RESPA Integrated Disclosure - Loan
                                                                                              (GSE/Agency                                                                                        total debt ratio of 40.90000%.                                                                                                                                                                                                                                                                                                                                 Disclosures: Amount of Escrowed Property Costs over Year 1 of 3,592.05 on Final Closing
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure provided on 06/XX/2021 not accurate. (Final/06/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Costs over Year 1 of 6,050.00 on Final Closing Disclosure provided on 06/XX/2021 not accurate. (Final/06/XX/2021)
243707686 XXX       $XXX      PA    4/XX/2021  12/XX/2020   Investment Refinance Rate/Term    N/A          1        A        A        A        A                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, PA Insurance        File is missing the insurance policy for this investment property to verify the                                                                                                                           1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                 Verification                                                                             total property expenses disclosed on the Final 1003. Upon receipt of the missing
                                                                                                                                                                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, FL Insurance        insurance policy, additional conditions may apply.
                                                                                                                                                                                                 Verification                                                                             File is missing the insurance policy for this investment property to verify the
                                                                                                                                                                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, PA Statement        total property expenses disclosed on the Final 1003. Upon receipt of the missing
                                                                                                                                                                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, PA Insurance        insurance policy, additional conditions may apply.
                                                                                                                                                                                                 Verification                                                                             File is missing the mortgage statement for this investment property to verify the
                                                                                                                                                                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, FL Insurance        total property expenses disclosed on the Final 1003. Upon receipt of the missing
                                                                                                                                                                                                 Verification                                                                             mortgage statement, additional conditions may apply.
                                                                                                                                                                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, FL Insurance        File is missing the insurance policy for this investment property to verify the
                                                                                                                                                                                                 Verification                                                                             total property expenses disclosed on the Final 1003. Upon receipt of the missing
                                                                                                                                                                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, PA Insurance        insurance policy, additional conditions may apply.
                                                                                                                                                                                                 Verification                                                                             File is missing the insurance policy for this investment property to verify the
                                                                                                                                                                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, PA Insurance        total property expenses disclosed on the Final 1003. Upon receipt of the missing
                                                                                                                                                                                                 Verification                                                                             insurance policy, additional conditions may apply.
                                                                                                                                                                                                                                                                                          File is missing the insurance policy for this investment property to verify the total property expenses disclosed on the Final 1003. Upon receipt of the missing insurance policy, additional conditions may apply.
                                                                                                                                                                                                                                                                                          File is missing the insurance policy for this investment property to verify the total property expenses disclosed on the Final 1003. Upon receipt of the missing insurance policy, additional conditions may apply.
                                                                                                                                                                                                                                                                                          File is missing the insurance policy for this investment property to verify the total property expenses disclosed on the Final 1003. Upon receipt of the missing insurance policy, additional conditions may apply.
243768214 XXX       $XXX      IL    8/XX/2021  7/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        C        C                                                                                                                                                                                                                                                                                                                                                    3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Loan is AUS Approved with a Loan Designation of                                                                                                                                                                                                 TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    Temporary SHQM but due to not being eligible under the GSE requirements (application date is on or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation of Fails Temporary (GSE) QM Testing.                          after 7.1.21 or loan was purchased/securitized after 8.31.21) the loan is waterfalling to a Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - Not Eligible to be GSE Temporary QM: Qualified Mortgage: Loan is    Designation of Fails Temporary (GSE) QM Testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                not eligible for Temp QM status under GSE requirements (application date is on or after      Federal Compliance - Not Eligible to be GSE Temporary QM: Loan is not eligible for Temp QM status under
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                7/1/21 or loan was purchased/securitized after 8/31/21).                                     GSE requirements with an Application date of 07/XX/2021.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    tolerance was exceeded by $12 due to increase of Settlement and Recording fees.  No valid COC provided,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $12.00,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                of $342.00 exceeds tolerance of $300.00 plus 10% or $330.00.  Insufficient or no cure was    disclosing the changes made.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided to the borrower. (0)
243824753 XXX       $XXX      AZ    6/XX/2021  5/XX/2021    Investment Refinance Cash-out -   N/A          1        A        A        A        A                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, AZ Insurance                                                                                                                                                                                                                  1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Other                                                                                                                     Verification, Tax Verification
243979955 XXX       $XXX      NC    6/XX/2021  5/XX/2021    Second     Purchase               Temporary    1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                            Home                              SHQM
                                                                                              (GSE/Agency
                                                                                              Eligible)
243923228 XXX       $XXX      NC    7/XX/2021  6/XX/2021    Primary    Refinance Rate/Term    Non QM       3        C        C        C        C                                                                                                                                                                                                                                                                                                                                                    3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Loan was AUS approved but is failing points and                                                                                                                                                                                                 TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    fees testing and is waterfalling to a Due Diligence Loan Designation of Non QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation of Non QM.                                                    Federal Compliance - QM Points and Fees 2021: Points and Fees exceed the 3% maximum.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Points and Fees on subject loan of 3.10593% is in excess of the allowable maximum of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .10593%).
243373564 XXX       $XXX      CA    8/XX/2021  7/XX/2021    Primary    Purchase               Safe Harbor  1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A           [1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure -         Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure:    REVIEWER - CURED COMMENT (2022/XX/14): Sufficient Cure Provided within 60 Days                                                                                                                  -
                                                                                              QM (APOR)                                                                                                                                                                                                                                                                                                                                                                                                                                                         1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded.    Sufficient cure provided for total amount $165 exceeding Ten Percent Fee Tolerance of $150.             of Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Total amount of $174.00 exceeds tolerance of $150.00 plus 10% or $165.00.  Sufficient or     Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure:   REVIEWER - CURED COMMENT (2022/XX/14): Sufficient Cure Provided within 60 Days
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                excess cure was provided to the borrower. (0)                                                Sufficient cure provided for total amount $141 exceeding Zero Percent Fee Tolerance of $75.             of Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $141.00 exceeds tolerance of $75.00.  Sufficient or excess cure was provided to the borrower. (7520)
243695721 XXX       $XXX      CA    7/XX/2021  6/XX/2021    Primary    Refinance Cash-out -   Safe Harbor  1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Debt Consolidation     QM (APOR)
243615652 XXX       $XXX      AZ    6/XX/2021  5/XX/2021    Investment Refinance Cash-out -   N/A          1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Other
243471756 XXX       $XXX      IL    7/XX/2021  6/XX/2021    Investment Purchase               N/A          1        A        A        A        A                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    Loan file missing documentation for multiple investment properties and their                                                                                                                              1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                 were not met                                                                             primary residence. (see additional exceptions)
                                                                                                                                                                                                 [3] Income Documentation - Income documentation requirements not met.                    Loan file missing real estate documentation to verify debt/income. (see additional
                                                                                                                                                                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, IL, Address: XXX,   exceptions)
                                                                                                                                                                                                 IL, Address: XXX, IL Insurance Verification                                              Monthly mortgage statement missing for XXX and XXX.   Evidence of hazard insurance
                                                                                                                                                                                                 Insurance Verification, Statement, Tax Verification                                      missing for XXX, XXX, and XXX.   Evidence of property taxes missing for XXX and
                                                                                                                                                                                                 Insurance Verification, Statement, Tax Verification                                      XXX.
243345353 XXX       $XXX      IN    7/XX/2021  5/XX/2021    Investment Purchase               N/A          1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
243805662 XXX       $XXX      PA    7/XX/2021  6/XX/2021    Second     Purchase               Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10%                                                                                                                                                                                                         -
                                                            Home                              SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                              Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount tolerance was exceeded by $2.85 .  No valid COC provided, nor evidence of cure in file. Provide a
                                                                                              (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                       of $298.75 exceeds tolerance of $269.00 plus 10% or $295.90.  Insufficient or no cure was    post-close CD disclosing the tolerance cure to include $2.85, a copy of refund check, proof of
                                                                                              Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower. (0)                                                                delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
243108819 XXX       $XXX      CA    7/XX/2021  6/XX/2021    Investment Refinance Cash-out -   N/A          1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Other
243356562 XXX       $XXX      CO    6/XX/2021  6/XX/2021    Investment Purchase               N/A          2        B        B        B        B                                                 [3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio  Origination did not include "Debts due in less than 1 year" in the income                                                                                                                                 2           B           B           B           B           [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days     Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to                                                                                                                                                                                                           -
                                                                                                                                                                                                 discrepancy.: Calculated investor qualifying total debt ratio of 45.75923% exceeds AUS   calculation. Income reduced by debt due. Resulting income is $12,314.50, causing a                                                                                                                                                                                    Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a    Consummation: Evidence of receipt of appraisal not found in file.
                                                                                                                                                                                                 total debt ratio of 40.33000%.                                                           DTI of 45.76%.                                                                                                                                                                                                                                                        copy of each valuation to applicant three (3) business days prior to consummation.
                                                                                                                                                                                                 [3] Income Documentation - Income documentation requirements not met.                    Loan file missing CPA letter indicating "Debts due in less than 1 year" are                                                                                                                                                                                           (Type:Primary/06/XX/2021)
                                                                                                                                                                                                                                                                                          refinanced debt yearly.
243951373 XXX       $XXX      IL    7/XX/2021  4/XX/2021    Investment Purchase               N/A          2        B        B        B        B                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    Loan file missing valid appraiser's license and verification of mortgage payment,                                                                         [3] Appraisal    The Appraiser's                2           B           B           B           B           [2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not  Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided                                                                                                                                                                                                        -
                                                                                                                                                                                                 were not met                                                                             taxes, and/or insurance for real estate owned. (see additional exceptions)                                                                                Data Integrity - license was not                                                                            Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to  Timely: "Right to Receive a Copy" appraisal disclosure was not provided to applicant within three (3)
                                                                                                                                                                                                 [3] Income Documentation - Income documentation requirements not met.                    Loan file missing verification of mortgage payment, taxes, and/or insurance for                                                                           Appraiser's      issued prior to                                                                            Receive a Copy" appraisal disclosure to applicant within three (3) business days of          business days of application or determination of first lien status.
                                                                                                                                                                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, IL, Address: XXX,   real estate owned. (see additional exceptions)                                                                                                            license or       the Inspection.                                                                            application or determination of first lien status.
                                                                                                                                                                                                 IL Insurance Verification                                                                Insurance Verification not provided for XXX. Mortgage statement not provided for                                                                          certification
                                                                                                                                                                                                 Statement                                                                                XXX.                                                                                                                                                      was not active
                                                                                                                                                                                                                                                                                                                                                                                                                                                    at the time of
                                                                                                                                                                                                                                                                                                                                                                                                                                                    the appraisal.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Valuation Type:
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Appraisal /
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Valuation Report
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date: 06/XX/2021
243739717 XXX       $XXX      NJ    11/XX/2021 7/XX/2021    Primary    Refinance Limited      Safe Harbor  2        B        B        B        B                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    Hazard insurance coverage is insufficient for the transaction. (see additional                                                                                                                            2           B           B           B           B           [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of            Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property                                                                                                                                                                                                     -
                                                                       Cash-out GSE           QM (APOR)                                                                                          were not met                                                                             exception)                                                                                                                                                                                                                                                            Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan             Costs over Year 1: The final Closing Disclosure disclosed the Amount of Non-Escrowed Property Costs
                                                                                                                                                                                                 [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is      HOI coverage is insufficient by $XXX.  Provide updated policy reflecting minimum                                                                                                                                                                                      Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 3,025.00 on Final Closing  over Year 1 as $3,025.00 on page 4; however, the Association dues verified by the appraiser are $250.00
                                                                                                                                                                                                 insufficient.                                                                            coverage of $XXX OR provide evidence of a Blanket policy OR provide copy of                                                                                                                                                                                           Disclosure provided on 11/XX/2021 not accurate. (Final/11/XX/2021)                           per month or $3,000.00 over year one, and the verification in file from the Association shows the dues
                                                                                                                                                                                                                                                                                          insurer's replacement cost estimate supporting current coverage amount.                                                                                                                                                                                               [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       at $275 per month $3,300.00/yr.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for          Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $475.00 exceeds tolerance of $0.00.  Insufficient or no cure   Fee was not disclosed to the borrower on the initial Loan Estimate dated 07/XX/2021, it was first
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                was provided to the borrower. (7506)                                                         disclosed at $475.00 on Loan Estimate dated 08/XX/2021. A valid Change of Circumstance for the fee addition was not provided. Provide a post close Closing Disclosure disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
243109063 XXX       $XXX      TX    7/XX/2021  3/XX/2021    Investment Refinance Rate/Term    N/A          1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
243502404 XXX       $XXX      FL    7/XX/2021  6/XX/2021    Investment Purchase               N/A          1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
243959655 XXX       $XXX      LA    7/XX/2021  6/XX/2021    Primary    Refinance Rate/Term    Safe Harbor  2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure        Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: No valid                                                                                                                                                                                                    -
                                                                                              QM (APOR)                                                                                                                                                                                                                                                                                                                                                                                                                                                         Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount COC or cure provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                of $1,175.00 exceeds tolerance of $595.00 plus 10% or $654.50.  Insufficient or no cure was provided to the borrower. (0)
243798675 XXX       $XXX      CT    7/XX/2021  6/XX/2021    Investment Refinance Cash-out -   N/A          1        A        A        A        A                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, NY Insurance                                                                                                                                                                                                                  1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Other                                                                                                                     Verification
243497043 XXX       $XXX      PA    7/XX/2021  6/XX/2021    Investment Refinance Cash-out -   N/A          1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Other
243149988 XXX       $XXX      UT    8/XX/2021  8/XX/2021    Primary    Purchase               Safe Harbor  3        C        C        B        B                                                 [3] Asset Documentation - Asset documentation requirements not met.                      DU requires verification of $73,435.57. Please provide sufficient documentation to                                                                                                                        3           C           C           B           B           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Due Diligence Loan Designation  Safe Harbor QM                                                                                                                                                                                                  TILA ATR/QM
                                                                                              QM (43-Q)                                                                                          [3] Asset Calculation / Analysis - AUS Findings: Available for Closing discrepancy.:     support this requirement. Loan file missing asset documentation.                                                                                                                                                                                                      2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    (43-Q) due to missing asset documentation. (see additional exceptions)
                                                                                                                                                                                                 Documented qualifying Assets of  is less than AUS Available for Closing of  $73,435.57.  Bank statements or Verification of Deposit for XXX savings account not found at                                                                                                                                                                                       Due Diligence Loan Designation of Safe Harbor QM (43-Q).                                     Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to
                                                                                                                                                                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Qualifying asset balance    time of review. Provide verification of $90,265.48 as indicated on the AUS.                                                                                                                                                                                           [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days     Consummation: Loan file missing evidence the 08/XX/2021 appraisal was delivered to the borrowers at
                                                                                                                                                                                                 discrepancy.: Calculated qualifying asset balance of $0.00 is less than AUS qualifying   Bank statements or Verification of Deposit for XXX savings account not found at                                                                                                                                                                                       Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a    least 3 days before closing.
                                                                                                                                                                                                 asset balance of $73,435.57.                                                             time of review. Provide verification of $75,435.57 as indicated on the AUS.                                                                                                                                                                                           copy of each valuation to applicant three (3) business days prior to consummation.           Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero
                                                                                                                                                                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    Loan file missing asset documentation and evidence the appraisal was delivered at                                                                                                                                                                                     (Type:Primary/08/XX/2021)                                                                    Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $89.00 exceeds
                                                                                                                                                                                                 were not met                                                                             least 3 days prior to closing. (see additional exceptions)                                                                                                                                                                                                            [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       tolerance of $85.00. Insufficient or no cure was provided to the borrower.
                                                                                                                                                                                                 [3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash   Bank statements or Verification of Deposit for XXX savings account not found at                                                                                                                                                                                       Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax      Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero
                                                                                                                                                                                                 From Borrower.: Documented qualifying Assets for Closing of  $0.00 is less than Cash     time of review. Provide verification of $90,265.48 as indicated on the AUS.                                                                                                                                                                                           Service Fee (Life Of Loan).  Fee Amount of $89.00 exceeds tolerance of $85.00.  Insufficient Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $65.20 exceeds tolerance of $43.00.
                                                                                                                                                                                                 From Borrower $90,265.48.                                                                                                                                                                                                                                                                                                                                      or no cure was provided to the borrower. (7580)                                              Insufficient or no cure was provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit   Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $500.00 exceeds tolerance of $450.00.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Report Fee.  Fee Amount of $65.20 exceeds tolerance of $43.00.  Insufficient or no cure was  Insufficient or no cure was provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided to the borrower. (7520)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Appraisal Fee.  Fee Amount of $500.00 exceeds tolerance of $450.00.  Insufficient or no cure was provided to the borrower. (7506)
243672159 XXX       $XXX      LA    8/XX/2021  7/XX/2021    Primary    Refinance Rate/Term    Safe Harbor  1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                                              QM (APOR)
243384490 XXX       $XXX      OH    8/XX/2021  7/XX/2021    Investment Purchase               N/A          1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
243644834 XXX       $XXX      PA    8/XX/2021  7/XX/2021    Primary    Refinance Cash-out -   Non QM       3        C        C        C        C                                                                                                                                                                                                                                                                                                                                                    3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Loan is AUS Approved with a Loan Designation of                                                                                                                                                                                                 TILA ATR/QM
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    Temporary SHQM but due to not being eligible under the GSE requirements (application date is on or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation of Fails Temporary (GSE) QM Testing.                          after 7.1.21 or loan was purchased/securitized after 8.31.21) the loan is waterfalling to a Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - Not Eligible to be GSE Temporary QM: Qualified Mortgage: Loan is    Designation of Fails Temporary (GSE) QM Testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                not eligible for Temp QM status under GSE requirements (application date is on or after      Federal Compliance - Not Eligible to be GSE Temporary QM: The loan is not eligible for Temporary SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                7/1/21 or loan was purchased/securitized after 8/31/21).                                     (GSE/Agency Eligible) as the application date is 07/XX/2021.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Tolerance Violation Without Sufficient Cure Provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $275.00 exceeds tolerance of $150.00 plus 10% or $165.00.  Insufficient or no cure was provided to the borrower. (0)
243766837 XXX       $XXX      CA    9/XX/2021  8/XX/2021    Primary    Refinance Cash-out -   Safe Harbor  1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Other                  QM (APOR)
243778078 XXX       $XXX      AR    9/XX/2021  9/XX/2021    Primary    Purchase               Safe Harbor  1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                                              QM (APOR)
243279369 XXX       $XXX      CO    9/XX/2021  9/XX/2021    Primary    Refinance Rate/Term    Safe Harbor  3        C        C        B        B                                                 [3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio  Total debt ratio of 26.36811% exceeds AUS total debt ratio of 14.00000% due to                                                                                                                            3           C           C           B           B           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Originator Loan Designation of Safe Harbor QM                                                                                                                                                                                                   TILA ATR/QM
                                                                                              QM (43-Q)                                                                                          discrepancy.: Calculated investor qualifying total debt ratio of 26.36811% exceeds AUS   missing income and documentation for the co borrower. Unable to calculate co                                                                                                                                                                                          2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.
                                                                                                                                                                                                 total debt ratio of 14.00000%.                                                           borrower's income as the required income and employment documentation is missing.                                                                                                                                                                                     Due Diligence Loan Designation of Safe Harbor QM (43-Q).
                                                                                                                                                                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    Please provide documentation or corrected LP.                                                                                                                                                                                                                         [2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial
                                                                                                                                                                                                 were not met                                                                             Please provide LP Feedback Certificate with corrected income and qualifying debt                                                                                                                                                                                      escrow account statement was not provided to the borrower.
                                                                                                                                                                                                 [3] Income Documentation - Income documentation requirements not met.                    ratio, or income and employment documentation for the co borrower.
                                                                                                                                                                                                 [2] Credit Eligibility - Public Record Issue:: Credit Report: Original // Public Record  Co borrower's income of $7,416.00 was reported on the AUS. Loan file and final
                                                                                                                                                                                                 Type: Collections / Balance: 145.00                                                      Loan Application missing all evidence of co borrower being employed. Corrected AUS required.
                                                                                                                                                                                                                                                                                          Provide evidence the collection has been paid in full.
243588510 XXX       $XXX      DC    11/XX/2021 10/XX/2021   Primary    Purchase               Non QM       3        C        C        C        C                                                                                                                                                                                                                                                                                                                                                    3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Loan is AUS Approved with a Loan Designation of                                                                                                                                                                                                 TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    Temporary SHQM but due to not being eligible under the GSE requirements (application date is on or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation of Fails Temporary (GSE) QM Testing.                          after 7.1.21 or loan was purchased/securitized after 8.31.21) the loan is waterfalling to a Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - Not Eligible to be GSE Temporary QM: Qualified Mortgage: Loan is    Designation of Fails Temporary (GSE) QM Testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                not eligible for Temp QM status under GSE requirements (application date is on or after      Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                7/1/21 or loan was purchased/securitized after 8/31/21).                                     Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: Final closing disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         disclosed that loan will have an escrow , however there are no escrows disclosed on other cost/ section
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. G of the CD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: Final closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA  disclosure disclosed that loan will have an escrow , however there are no escrows disclosed on other
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 11/XX/2021    cost/ section G  on the CD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                incorrectly disclosed whether the loan will have an escrow account. (Final/11/XX/2021)       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account:         discount Fee was  last disclosed as $279.00 on LE but disclosed as $293.75 on Final Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on    File does not contain a valid COC for this fee, nor evidence of cure in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                11/XX/2021 incorrectly disclosed whether the loan will have an escrow account.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Final/11/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Discount Points.  Fee Amount of $293.75 exceeds tolerance of $279.00.  Insufficient or no cure was provided to the borrower. (7200)
243959267 XXX       $XXX      IL    11/XX/2021 9/XX/2021    Investment Refinance Rate/Term    N/A          1        A        A        A        A                                                 [3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio  DTI difference is due to a difference in calculation of rental income.  Multiple                                                                                                                          1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                 discrepancy.: Calculated investor qualifying total debt ratio of 59.59919% exceeds AUS   documents are missing to confirm actual expenses on all properties.
                                                                                                                                                                                                 total debt ratio of 29.78000%.                                                           Loan file missing documentation for multiple investment properties and subject
                                                                                                                                                                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    hazard coverage active at closing.
                                                                                                                                                                                                 were not met                                                                             Loan file missing multiple documents to verify investment property obligations.
                                                                                                                                                                                                 [3] Income Documentation - Income documentation requirements not met.                    (see additional exceptions)
                                                                                                                                                                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, IL Insurance        Please provide insurance verification for XXX.
                                                                                                                                                                                                 Verification                                                                             Please provide a mortgage statement and property tax verification for XXX and XXX.
                                                                                                                                                                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, IL, Address: XXX,   Please provide property tax verification for XXX.
                                                                                                                                                                                                 IL Insurance Verification, Statement, Tax Verification                                   Please provide insurance verification for XXX.
                                                                                                                                                                                                 Statement, Tax Verification                                                              Please provide evidence of hazard coverage in force at closing.
                                                                                                                                                                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, IL Tax Verification
                                                                                                                                                                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, IL Insurance
                                                                                                                                                                                                 Verification
                                                                                                                                                                                                 [3] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after closing.: Hazard Insurance Policy Effective Date 11/XX/2021, Disbursement Date:
                                                                                                                                                                                                 11/XX/2021
243957037 XXX       $XXX      WA    11/XX/2021 9/XX/2021    Investment Refinance Cash-out -   N/A          1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Home Improvement
243926756 XXX       $XXX      FL    10/XX/2021 9/XX/2021    Investment Purchase               N/A          2        B        B        B        B                                                 [3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio  Calculated dti exceeds AUS approved dti of 32.72%.                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days     Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to                                                                                                                                                                                                           -
                                                                                                                                                                                                 discrepancy.: Calculated investor qualifying total debt ratio of 35.99992% exceeds AUS   MIssing HOA verification for other REO's.                                                                                                                                                                                                                             Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a    Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days
                                                                                                                                                                                                 total debt ratio of 32.72000%.                                                                                                                                                                                                                                                                                                                                 copy of each valuation to applicant three (3) business days prior to consummation.           prior to consummation.
                                                                                                                                                                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, AL, Address: XXX,                                                                                                                                                                                                                                                                         (Type:Primary/10/XX/2021)
                                                                                                                                                                                                 AL HOA Verification
                                                                                                                                                                                                 HOA Verification
243172940 XXX       $XXX      WA    10/XX/2021 9/XX/2021    Investment Refinance Cash-out -   N/A          1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Other
243456138 XXX       $XXX      TX    11/XX/2021 10/XX/2021   Investment Refinance Rate/Term    N/A          1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
243271014 XXX       $XXX      MI    10/XX/2021 9/XX/2021    Investment Refinance Cash-out -   N/A          1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Other
243695662 XXX       $XXX      NY    10/XX/2021 7/XX/2021    Primary    Purchase               Non QM       3        C        C        C        C                                                                                                                                                                                                                                                                                                                                                    3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Loan Designation failure is due to DTI                                                                                                                                                                                                          TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    exceeding maximum allowed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation of Fails Temporary (GSE) QM Testing.                          Federal Compliance - Not Eligible to be GSE Temporary QM: Loan is not eligible for Temp QM status under
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - Not Eligible to be GSE Temporary QM: Qualified Mortgage: Loan is    GSE requirements (application date is on or after 7/1/21 or loan was purchased/securitized after
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                not eligible for Temp QM status under GSE requirements (application date is on or after      8/31/21).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                7/1/21 or loan was purchased/securitized after 8/31/21).                                     Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Consummation: Verification appraisal was delivered to borrower within 3 days of closing was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.                                                    provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Type:Primary/09/XX/2021)
243610515 XXX       $XXX      WA    11/XX/2021 10/XX/2021   Investment Purchase               N/A          1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
243236665 XXX       $XXX      TX    10/XX/2021 9/XX/2021    Investment Purchase               N/A          1        A        A        A        A                                                 [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is      Please provide a Replacement Cost Estimator reflecting the cost to replace of $XXX                                                                                                                        1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                 insufficient.                                                                            or more, or increase coverage to $XXX.
243033485 XXX       $XXX      CA    10/XX/2021 9/XX/2021    Investment Refinance Rate/Term    N/A          1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
243271465 XXX       $XXX      NJ    10/XX/2021 8/XX/2021    Investment Refinance Cash-out -   N/A          1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Other
243217966 XXX       $XXX      CA    10/XX/2021 9/XX/2021    Investment Refinance Cash-out -   N/A          1        A        A        A        A                                                 [3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio  Calculated debt ratio of 51.88213% exceeds AUS total debt ratio of 46.27000%.                                                                                                                             1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Other                                                                                                                     discrepancy.: Calculated investor qualifying total debt ratio of 51.88213% exceeds AUS   Verification(s) of employment is not within 10 business days prior to the Note.
                                                                                                                                                                                                 total debt ratio of 46.27000%.
                                                                                                                                                                                                 [3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start
                                                                                                                                                                                                 Date: 03/XX/2016
243996271 XXX       $XXX      IL    11/XX/2021 11/XX/2021   Primary    Refinance Rate/Term    Non QM       3        C        C        C        C                                                                                                                                                                                                                                                                                                                                                    3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank   Federal Compliance - Check Loan Designation Match - QM: Loan is not eligible for Temp QM status under                                                                                                                                                                                                   TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match    GSE requirements (application date is on or after 7/1/21 or loan was purchased/securitized after
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation of Fails Temporary (GSE) QM Testing.                          8/31/21).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - Not Eligible to be GSE Temporary QM: Qualified Mortgage: Loan is    Federal Compliance - Not Eligible to be GSE Temporary QM: Loan is not eligible for Temp QM status under
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                not eligible for Temp QM status under GSE requirements (application date is on or after      GSE requirements (application date is on or after 7/1/21 or loan was purchased/securitized after
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                7/1/21 or loan was purchased/securitized after 8/31/21).                                     8/31/21).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Origination Designation is UTD per client.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.
243084950 XXX       $XXX      CA    10/XX/2021 9/XX/2021    Investment Purchase               N/A          1        A        A        A        A                                                 [3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio  DTI ratio exceeds AUS approval. No evidence provided that XXX had less than 10                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                 discrepancy.: Calculated investor qualifying total debt ratio of 53.59149% exceeds AUS   payments remaining.
                                                                                                                                                                                                 total debt ratio of 48.00000%.                                                           The AUS indicated XXX was excluded from the DTI ratio due to having less than 10
                                                                                                                                                                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    payments remaining. No evidence was provided that there were less than 10 payments
                                                                                                                                                                                                 were not met                                                                             remaining.
                                                                                                                                                                                                 [3] Income Documentation - Income documentation requirements not met.                    Verification of the borrower's employment was not provided within 10 business days
                                                                                                                                                                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, CA, Address: XXX,   of the note date.
                                                                                                                                                                                                 CA Insurance Verification, Statement, Tax Verification                                   A monthly statement was not provided for evidence of tax and insurance escrow.
                                                                                                                                                                                                 Insurance Verification                                                                   Taxes and insurance could not be verified.
243996959 XXX       $XXX      NC    11/XX/2021 10/XX/2021   Investment Purchase               N/A          1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
243439987 XXX       $XXX      TX    11/XX/2021 10/XX/2021   Investment Purchase               N/A          2        B        B        B        B                                                 [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is      Hazard Insurance Coverage Amount is insufficient by $XXX.  No replacement cost                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days     Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to                                                                                                                                                                                                           -
                                                                                                                                                                                                 insufficient.                                                                            estimator provided.                                                                                                                                                                                                                                                   Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a    Consummation: No evidence the borrower signed a document at closing acknowledging their receipt of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                copy of each valuation to applicant three (3) business days prior to consummation.           valuation 3 days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Type:Primary/11/XX/2021)
243575515 XXX       $XXX      TX    10/XX/2021 10/XX/2021   Investment Refinance Rate/Term    N/A          1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
243063666 XXX       $XXX      GA    12/XX/2021 11/XX/2021   Investment Refinance Cash-out -   N/A          1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Other
243375913 XXX       $XXX      WA    12/XX/2021 11/XX/2021   Investment Refinance Cash-out -   N/A          1        A        A        A        A                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions    Subject has insufficient hazard coverage.                                                                                                                                                                 1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Other                                                                                                                     were not met                                                                             HOI coverage is insufficient by $XXX.  Provide updated policy reflecting minimum
                                                                                                                                                                                                 [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is      coverage of $XXX OR provide copy of insurer's replacement cost estimate supporting
                                                                                                                                                                                                 insufficient.                                                                            current  coverage amount.
243800023 XXX       $XXX      DC    1/XX/2022  12/XX/2021   Primary    Purchase               Safe Harbor  2        B        B        B        B                                                 [3] Closing / Title - Taxes: Subject property taxes not documented                       File is missing tax verification documentation                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1    Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: The final                                                                                   GENERAL COMMENT (2022/XX/07): Disagree: Initial application date is 12/XX/2021.                                 -
                                                                                              QM (43-Q)                                                                                                                                                                                                                                                                                                                                                                                                                                                         Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property   CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as $13,536.38 on page 4; however the                                                                                 Initial Loan Estimate was issued on 12/XX/2021 and e-signed by the borrower on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Costs over Year 1 of 13,536.38 on Final Closing Disclosure provided on 01/XX/2022 not        HOA dues total $11,352.00 per year Tax (documentation not available) HOI $383.04, appraisal listed                                                                                      12/XX/2021. Electronic audit trail in file shows e-consent form was accepted on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                accurate. (Final/XX/20/2022)                                                                 monthly maintenance of $946.00                                                                                                                                                          11/XX/2021. See attached documentation.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     GENERAL COMMENT (2022/XX/07): Disagree: Mortgage Insurance only is being escrowed on the loan and the Escrow section on page 4 of the CD was completed correctly. Escrowed property costs over year 1 shows the mortgage insurance only and the non-escrowed property costs over year 1 field shows the non-escrowed items. Which table was completed depends on the client's interpretation of whether MI is considered an escrow item. Either has been deemed to be a reasonable interpretation.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     GENERAL COMMENT (2022/XX/07): Disagree: Mortgage Insurance only is being escrowed on the loan and the Escrow section on page 4 of the CD was completed correctly. Escrowed property costs over year 1 shows the mortgage insurance only and the non-escrowed property costs over year 1 field shows the non-escrowed items. Which table was completed depends on the client's interpretation of whether MI is considered an escrow item. Either has been deemed to be a reasonable interpretation.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     GENERAL COMMENT (2022/XX/07): Disagree: Finance Charge disclosed on CD signed at
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Consummation 1/XX/2022 is $241,517.45. Finance charge calculated is $241,469.99.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Finance charge overstated by $47.46 and acceptable. Fees included in calculation:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Origination $1199, Flood cert $11, Technology platform service $93.25, Settlement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     $835, Title - courier messenger $182, admin processing $150 and prepaid interest
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     $412.94.
243020691 XXX       $XXX      NJ    11/XX/2021 10/XX/2021   Investment Purchase               N/A          1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
243128661 XXX       $XXX      NC    12/XX/2021 11/XX/2021   Investment Refinance Cash-out -   N/A          1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Other
243584870 XXX       $XXX      GA    11/XX/2021 10/XX/2021   Investment Refinance Cash-out -   N/A          1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Other
243235903 XXX       $XXX      CA    12/XX/2021 11/XX/2021   Investment Purchase               N/A          1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
243916172 XXX       $XXX      TX    12/XX/2021 3/XX/2021    Investment Purchase               N/A          1        A        A        A        A                                                 [3] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial   Per guidelines, 2 months of bank statement required                                                                                                                                                       1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                 Institution: XXX // Account Type: Checking / Account Number: XXXX
243918373 XXX       $XXX      VA    12/XX/2021 9/XX/2021    Investment Purchase               N/A          1        A        A        A        A                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, VA Insurance        Missing insurance verification, unable to verify monthly payments.                                                                                                                                        1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                 Verification                                                                             Missing mortgage statement, unable to verify monthly payment.
                                                                                                                                                                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, VA Statement
243592224 XXX       $XXX      TX    12/XX/2021 10/XX/2021   Investment Purchase               N/A          2        B        B        B        B                                                                                                                                                                                                                                                                                                    [3] Appraisal                                   2           B           B           B           B           [2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not  Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Data Integrity -                                                                                            Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to  Timely: No evidence Right to Receive Disclosure not provided to borrower within three business days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Appraiser's                                                                                                 Receive a Copy" appraisal disclosure to applicant within three (3) business days of          application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                    license or                                                                                                  application or determination of first lien status.
                                                                                                                                                                                                                                                                                                                                                                                                                                                    certification
                                                                                                                                                                                                                                                                                                                                                                                                                                                    was not active
                                                                                                                                                                                                                                                                                                                                                                                                                                                    at the time of
                                                                                                                                                                                                                                                                                                                                                                                                                                                    the appraisal.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Valuation Type:
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Appraisal /
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Valuation Report
                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date: 11/XX/2021
243688941 XXX       $XXX      AZ    12/XX/2021 10/XX/2021   Investment Refinance Cash-out -   N/A          1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Other
243172630 XXX       $XXX      WA    12/XX/2021 11/XX/2021   Investment Refinance Cash-out -   N/A          2        B        B        B        B                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, WA Statement        Missing statement to verify PITI.                                                                                                                                                                         2           B           B           B           B           [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days     Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to                                                                                                                                                                                                           -
                                                                       Home Improvement                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a    Consummation: Verification appraisal was delivered to borrower was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                copy of each valuation to applicant three (3) business days prior to consummation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (Type:Primary/12/XX/2021)
243209153 XXX       $XXX      MA    12/XX/2021 11/XX/2021   Investment Refinance Cash-out -   N/A          1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Other
243839638 XXX       $XXX      MA    12/XX/2021 11/XX/2021   Investment Purchase               N/A          1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
243511511 XXX       $XXX      CA    12/XX/2021 4/XX/2021    Investment Purchase               N/A          1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
243988604 XXX       $XXX      CA    12/XX/2021 10/XX/2021   Investment Purchase               N/A          1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
243083166 XXX       $XXX      GA    1/XX/2022  12/XX/2021   Investment Refinance Cash-out -   N/A          2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In                                                                                                                                                                                                      -
                                                                       Home Improvement                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a  File): Notice of Right to Receive Appraisal is dated 12/31/21 but is not signed.  Acknowledgment of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                copy of the appraisal at least three (3) business days prior to closing, and appraisal was   Receipt of Appraisal with Waiver is signed by Borrower on 1/20/22.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                not provided at or before closing. (Type:Primary/01/XX/2022)                                 Federal Compliance - ECOA Appraisal - Appraisal Waiver Less than 3 Days From Consummation: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - ECOA Appraisal - Appraisal Waiver Less than 3 Days From             Right to Receive Appraisal is dated 12/31/21 but is not signed.  Acknowledgment of Receipt of Appraisal
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Borrower provided appraisal waiver     with Waiver is signed by Borrower on 1/20/22.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                less than three (3) business days prior to consummation. (Type:Primary/01/XX/2022)           Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not  Timely: Notice of Right to Receive Appraisal is dated 12/31/21 but is not signed.  Acknowledgment of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to  Receipt of Appraisal with Waiver is signed by Borrower on 1/20/22.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
243785904 XXX       $XXX      FL    10/XX/2021 9/XX/2021    Investment Refinance Cash-out -   N/A          1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                       Other
243193122 XXX       $XXX      FL    1/XX/2022  9/XX/2021    Primary    Refinance Cash-out -   Non QM       3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified         Federal Compliance - Unknown Loan Designation Test: Loan Designation was not provided by the Lender and                                                                                                                                                                                                 TILA ATR/QM
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. the Due Diligence Loan Designation tested as Non QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Due Diligence Loan Designation is Non QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/11/XX/2021)
243434153 XXX       $XXX      NY    4/XX/2022  3/XX/2022    Primary    Purchase               Safe Harbor  2        B        B        A        A                                                                                                                                                                                                                                                                                                                                                    2           B           B           A           A           [2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay  Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Seller restated loan designation                                                                                                                                                                                                 -
                                                                                              QM (APOR)                                                                                                                                                                                                                                                                                                                                                                                                                                                         / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, to Safe Harbor QM(APOR).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                however, the updated Loan Designation of Safe Harbor QM (APOR) matches the Due Diligence
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Loan Designation of Safe Harbor QM (APOR).
243682848 XXX       $XXX      MS    5/XX/2022  4/XX/2022    Primary    Purchase               Safe Harbor  1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                                              QM (APOR)
243547379 XXX       $XXX      NJ    6/XX/2007  5/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application   Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                date located in file.  Compliance tests were run using an application date of 05/XX/2007     to missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final TIL Finance Charge of $448,465.13 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $449,535.13 in the amount of $1,070.00.
243633617 XXX       $XXX      CT    5/XX/2008               Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Evidence of title is missing                                                         Missing Final Title policy but there is a Prelim                                                                                                                                                          2           B           B           B           B           [2]  Federal FACTA Disclosure
243922600 XXX       $XXX      MS    4/XX/2005               Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2]  Federal FACTA Disclosure
243540220 XXX       $XXX      NC    4/XX/2011               Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] TIL Finance Charge Tolerance                                                             Finance Charge was underdisclosed by $868.74.